PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.9%
Basic Materials - 1.4%
Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,100,000	$3,160,985
4.750% due 03/16/52 ~	1,750,000	1,345,000
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	700,000	525,622
South32 Treasury Ltd. (Australia) 4.350% due 04/14/32 ~	1,350,000	1,163,585

		6,195,192

Communications - 3.5%
AT&T, Inc.
3.500% due 09/15/53	2,953,000	1,972,512
3.850% due 06/01/60	1,900,000	1,278,464
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/41	1,400,000	897,581
3.850% due 04/01/61	2,800,000	1,641,851
Cox Communications, Inc. 1.800% due 10/01/30 ~	1,000,000	739,115
Expedia Group, Inc. 4.625% due 08/01/27	2,000,000	1,881,332
Rogers Communications, Inc. (Canada) 4.550% due 03/15/52 ~	1,200,000	959,519
Sprint Communications LLC 6.000% due 11/15/22	1,000,000	1,001,000
T-Mobile USA, Inc.
2.250% due 02/15/26	1,000,000	896,180
2.250% due 11/15/31	1,000,000	755,402
3.375% due 04/15/29	600,000	519,300
5.200% due 01/15/33	850,000	813,742
Verizon Communications, Inc.
1.680% due 10/30/30	1,200,000	900,573
3.400% due 03/22/41	1,800,000	1,318,531

		15,575,102

Consumer, Cyclical - 7.0%
American Airlines Pass-Through Trust Class A 2.875% due 01/11/36	975,000	794,871
American Airlines Pass-Through Trust Class AA 3.600% due 03/22/29	1,314,979	1,181,179
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	650,000	529,051
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	2,000,000	1,748,550
British Airways Pass-Through Trust Class A (United Kingdom)
3.350% due 12/15/30 ~	1,057,983	886,567
4.625% due 12/20/25 ~	586,377	570,434
British Airways Pass-Through Trust Class AA (United Kingdom) 3.300% due 06/15/34 ~	2,620,169	2,227,579
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	1,152,549	1,089,747
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% due 10/20/25 ~	2,000,000	1,942,511
Delta Air Lines Pass-Through Trust Class AA 3.625% due 01/30/29	278,116	251,093
Ferguson Finance PLC (United Kingdom) 4.250% due 04/20/27 ~	1,150,000	1,078,480

	Principal Amount	Value
Ford Motor Credit Co. LLC
2.300% due 02/10/25	$ 325,000	$ 288,411
3.375% due 11/13/25	1,050,000	929,194
4.542% due 08/01/26	1,550,000	1,382,314
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	900,000	769,691
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875% due 07/01/31 ~	1,450,000	1,108,917
Kohl’s Corp. 3.375% due 05/01/31	1,750,000	1,083,731
Lowe’s Cos., Inc. 4.450% due 04/01/62	1,500,000	1,124,282
Marriott International, Inc.
2.750% due 10/15/33	1,750,000	1,273,085
5.000% due 10/15/27	1,550,000	1,499,380
McDonald’s Corp. 4.600% due 09/09/32	650,000	621,498
Meritage Homes Corp. 3.875% due 04/15/29 ~	1,875,000	1,494,469
MGM Resorts International 6.000% due 03/15/23	1,200,000	1,201,884
New Red Finance, Inc. (Canada) 3.875% due 01/15/28 ~	1,000,000	871,895
Six Flags Entertainment Corp. 4.875% due 07/31/24 ~	2,500,000	2,384,450
United Airlines Pass-Through Trust Class A 2.900% due 11/01/29	361,793	292,014
United Airlines Pass-Through Trust Class AA 4.150% due 02/25/33	579,906	522,724
US Airways Pass-Through Trust Class A 4.625% due 12/03/26	901,768	816,244
Warnermedia Holdings, Inc. 5.050% due 03/15/42 ~	1,250,000	937,494

		30,901,739

Consumer, Non-Cyclical - 6.2%
AmerisourceBergen Corp. 2.700% due 03/15/31	3,500,000	2,818,888
Amgen, Inc. 4.200% due 03/01/33	1,050,000	951,654
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.000% due 01/17/43	2,500,000	1,941,673
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.450% due 01/23/39	2,500,000	2,389,150
BAT Capital Corp. (United Kingdom) 5.650% due 03/16/52	1,050,000	802,426
Block, Inc. 2.750% due 06/01/26	2,000,000	1,720,923
Centene Corp. 2.450% due 07/15/28	750,000	611,895
Global Payments, Inc. 5.300% due 08/15/29	1,150,000	1,083,007
Humana, Inc. 3.950% due 03/15/27	1,000,000	938,968
Imperial Brands Finance PLC (United Kingdom) 6.125% due 07/27/27 ~	650,000	641,491
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.000% due 05/15/32 ~	1,500,000	1,110,818
6.500% due 12/01/52 ~	2,500,000	2,225,507
Keurig Dr Pepper, Inc. 4.500% due 04/15/52	1,250,000	988,462
Kraft Heinz Foods Co. 4.375% due 06/01/46	2,700,000	2,104,763
Moody’s Corp. 4.250% due 08/08/32	950,000	862,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Sysco Corp. 3.150% due 12/14/51	$ 900,000	$ 571,384
UnitedHealth Group, Inc. 4.750% due 05/15/52	2,000,000	1,793,297
Universal Health Services, Inc.
2.650% due 10/15/30 ~	2,000,000	1,482,469
2.650% due 01/15/32 ~	1,050,000	743,695
Viatris, Inc. 3.850% due 06/22/40	2,750,000	1,719,640

		27,502,317

Energy - 4.9%
Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39	1,900,000	1,374,480
Cheniere Energy Partners LP 4.500% due 10/01/29	1,500,000	1,324,043
Diamondback Energy, Inc. 4.250% due 03/15/52	1,350,000	988,921
Enbridge, Inc. (Canada) 7.375% due 01/15/83	2,450,000	2,365,841
Energy Transfer LP
4.750% due 01/15/26	4,100,000	3,954,902
5.000% due 05/15/44	1,550,000	1,200,251
6.500% due 11/15/26	1,000,000	873,604
Enterprise Products Operating LLC 3.300% due 02/15/53	900,000	587,928
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	1,632,331
MPLX LP
4.950% due 03/14/52	1,000,000	785,010
5.200% due 12/01/47	1,600,000	1,299,937
6.875% due 02/15/23	1,750,000	1,728,125
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	754,642
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/32	2,850,000	2,356,181
Williams Cos., Inc. 5.300% due 08/15/52	750,000	654,393

		21,880,589

Financial - 15.5%
ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	1,000,000	714,306
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.300% due 01/30/32	1,000,000	753,278
Air Lease Corp.
3.000% due 02/01/30	500,000	396,559
4.650% due 06/15/26	2,700,000	2,260,924
Assured Guaranty US Holdings, Inc. 3.600% due 09/15/51	1,150,000	753,809
Avolon Holdings Funding Ltd. (Ireland) 2.750% due 02/21/28 ~	3,650,000	2,871,549
Bank of America Corp.
2.482% due 09/21/36	2,500,000	1,809,487
2.687% due 04/22/32	2,000,000	1,563,789
2.972% due 02/04/33	2,000,000	1,565,992
4.375% due 01/27/27	1,500,000	1,207,500
6.125% due 04/27/27	3,500,000	3,316,250
BNP Paribas SA (France) 4.625% due 02/25/31 ~	1,600,000	1,028,312
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	1,000,000	737,616
Citigroup, Inc. 4.600% due 03/09/26	3,000,000	2,928,259
Fidelity National Financial, Inc. 3.200% due 09/17/51	1,000,000	576,336
GLP Capital LP/GLP Financing II, Inc. REIT 3.250% due 01/15/32	600,000	452,272

	Principal Amount	Value
Goldman Sachs Group, Inc.
2.615% due 04/22/32	$ 4,000,000	$ 3,105,200
3.102% due 02/24/33	1,200,000	954,561
Hill City Funding Trust 4.046% due 08/15/41 ~	1,200,000	809,804
Host Hotels & Resorts LP REIT 2.900% due 12/15/31	2,200,000	1,617,608
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	1,450,000	1,033,367
JPMorgan Chase & Co.
2.963% due 01/25/33	8,450,000	6,652,492
4.912% due 07/25/33	1,150,000	1,062,008
5.717% due 09/14/33	1,850,000	1,752,089
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	2,650,000	1,674,116
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	1,800,000	1,284,765
MetLife, Inc. 5.000% due 07/15/52	500,000	456,985
Morgan Stanley
2.475% due 01/21/28	2,200,000	1,925,169
2.484% due 09/16/36	5,100,000	3,662,000
2.943% due 01/21/33	3,000,000	2,375,347
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/59 ~	1,500,000	1,015,380
OneMain Finance Corp.
5.375% due 11/15/29	1,750,000	1,359,094
6.125% due 03/15/24	2,100,000	2,026,017
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	1,969,526
PNC Financial Services Group, Inc. 4.626% due 06/06/33	1,550,000	1,384,745
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	1,630,335
UBS Group AG (Switzerland) 4.875% due 02/12/27 ~	1,000,000	781,250
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,500,000	1,316,895
4.625% due 12/01/29 ~	3,750,000	3,261,562
Wells Fargo & Co.
4.400% due 06/14/46	2,200,000	1,683,224
4.897% due 07/25/33	1,500,000	1,384,906

		69,114,683

Industrial - 2.9%
Allegion US Holding Co., Inc.
3.550% due 10/01/27	2,289,000	2,045,488
5.411% due 07/01/32	1,450,000	1,347,216
Berry Global, Inc. 4.875% due 07/15/26 ~	2,000,000	1,882,540
Flowserve Corp. 2.800% due 01/15/32	2,800,000	2,008,093
Masco Corp. 7.750% due 08/01/29	950,000	1,038,924
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	2,100,000	1,566,695
TransDigm, Inc. 6.250% due 03/15/26 ~	771,000	749,173
Waste Connections, Inc. 4.200% due 01/15/33	1,050,000	951,959
Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	1,650,000	1,388,077

		12,978,165

Technology - 2.7%
Broadcom, Inc. 3.137% due 11/15/35 ~	3,000,000	2,108,400
CGI, Inc. (Canada) 2.300% due 09/14/31	1,650,000	1,220,172
Fiserv, Inc. 3.500% due 07/01/29	2,100,000	1,829,220

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Kyndryl Holdings, Inc. 3.150% due 10/15/31	$ 3,000,000	$ 2,015,141
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	2,500,000	2,336,275
Oracle Corp.
2.875% due 03/25/31	500,000	394,919
3.950% due 03/25/51	2,500,000	1,662,755
Skyworks Solutions, Inc. 3.000% due 06/01/31	600,000	454,718

		12,021,600

Utilities - 5.8%
AEP Texas, Inc. 4.700% due 05/15/32	1,600,000	1,475,837
Appalachian Power Co. 4.500% due 08/01/32	650,000	585,825
Brooklyn Union Gas Co. 4.632% due 08/05/27 ~	2,175,000	2,050,417
CenterPoint Energy Houston Electric LLC 4.450% due 10/01/32	1,400,000	1,328,548
Dominion Energy, Inc. 4.350% due 01/15/27	1,550,000	1,322,706
DPL, Inc.
4.125% due 07/01/25	300,000	276,476
4.350% due 04/15/29	1,125,000	941,023
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	2,650,000	2,002,404
FirstEnergy Corp. 4.400% due 07/15/27	1,500,000	1,395,143
IPALCO Enterprises, Inc. 4.250% due 05/01/30	1,000,000	869,151
ITC Holdings Corp. 4.950% due 09/22/27 ~	750,000	732,900
KeySpan Gas East Corp. 3.586% due 01/18/52 ~	1,500,000	970,655
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	1,850,000	1,774,114
NiSource, Inc. 5.000% due 06/15/52	450,000	394,067
NSTAR Electric Co.
4.550% due 06/01/52	1,050,000	914,843
4.950% due 09/15/52	1,250,000	1,169,953
Ohio Edison Co. 5.500% due 01/15/33 ~	650,000	641,458
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	1,200,000	906,035
PG&E Wildfire Recovery Funding LLC 3.594% due 06/01/32	1,000,000	943,042
Piedmont Natural Gas Co., Inc. 5.050% due 05/15/52	1,000,000	879,664
Sempra Energy 4.125% due 04/01/52	2,350,000	1,852,333
Sempra Global 3.250% due 01/15/32 ~	900,000	718,539
Southwestern Electric Power Co. 3.250% due 11/01/51	900,000	574,050
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/34 ~	1,050,000	1,009,837

		25,729,020

Total Corporate Bonds & Notes (Cost $272,875,939)		221,898,407

	Principal Amount	Value
SENIOR LOAN NOTES - 11.4%
Consumer, Cyclical - 2.7%
Carnival Corp. Term B (Panama) 6.264% (USD LIBOR + 3.250%) due 10/18/28 §	$ 372,188	$ 325,664
ClubCorp Holdings, Inc. Term B 5.509% (USD LIBOR + 2.750%) due 09/18/24 §	1,899,788	1,754,454
Marriott Ownership Resorts, Inc. Term B 4.893% ( USD LIBOR + 1.750%) due 08/31/25 §	1,731,949	1,657,476
Mileage Plus Holdings LLC Term B 8.393% (USD LIBOR + 5.250%) due 06/20/27 §	950,000	955,259
SeaWorld Parks & Entertainment, Inc. Term Loan B 6.080% (USD LIBOR + 3.000%) due 08/25/28 §	3,960,000	3,809,520
Stars Group Holdings BV Term B (Canada) 5.309% (USD LIBOR + 2.250%) due 07/21/26 §	2,026,874	1,964,380
United Airlines, Inc. Term B 6.809% (USD LIBOR + 3.750%) due 04/21/28 §	1,633,524	1,565,886

		12,032,639

Consumer, Non-Cyclical - 3.3%
Allied Universal Holdco LLC Term B 6.689% (USD LIBOR + 3.750%) due 05/14/28 §	1,237,500	1,091,513
CoreLogic, Inc. Term B 6.643% (USD LIBOR + 3.500%) due 06/02/28 §	2,722,500	2,064,562
Heartland Dental LLC Term B 6.993% (USD LIBOR + 4.000%) due 04/30/25 §	1,234,375	1,149,203
Mavis Tire Express Services Topco Corp. 7.042% (SOFR + 4.000%) due 05/04/28 §	2,367,023	2,226,973
Medline Borrower LP Term B 6.309% (USD LIBOR + 3.250%) due 10/21/28 §	746,250	687,898
Pathway Vet Alliance LLC Term B 6.893% (USD LIBOR + 3.750%) due 03/31/27 §	3,425,411	3,035,770
PetVet Care Centers LLC Term B3 6.514% (USD LIBOR + 3.500%) due 02/15/25 §	2,537,498	2,366,217
Sunshine Luxembourg VII SARL Term B (Luxembourg) 6.893% (USD LIBOR + 3.750%) due 10/02/26 §	1,218,938	1,137,803
Wand NewCo 3, Inc. Term B1 6.143% (USD LIBOR + 3.000%) due 02/05/26 §	870,864	809,903

		14,569,842

Financial - 2.1%
AssuredPartners, Inc. Term B 6.318% (USD LIBOR + 3.500%) due 02/13/27 §	1,215,625	1,152,412
HUB International Ltd. Term B 5.830% (USD LIBOR + 3.000%) due 04/25/25 §	2,899,351	2,793,444
NFP Corp. Term B 6.068% (USD LIBOR + 3.250%) due 02/13/27 §	1,523,595	1,433,609

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
USI, Inc. Term B 6.100% (USD LIBOR + 3.000%) due 05/16/24 §	$ 4,309,063	$ 4,204,478

		9,583,943

Industrial - 1.7%
Filtration Group Corp. Term B 6.743% (USD LIBOR + 3.000%) due 03/29/25 §	3,315,088	3,192,154
Proampac PG Borrower LLC Term B 6.863% (USD LIBOR + 3.750%) due 11/03/25 §	1,477,575	1,385,843
TransDigm, Inc.
Term E 5.393% (USD LIBOR + 2.250%) due 05/30/25 §	928,079	892,825
Term F 5.393% (USD LIBOR + 2.250%) due 12/09/25 §	2,307,543	2,216,042

		7,686,864

Technology - 1.6%
Central Parent, Inc. 7.542% (SOFR + 4.500%) due 07/06/29 §	500,000	482,578
Epicor Software Corp. Term C 6.393% (USD LIBOR + 3.250%) due 07/31/27 §	2,962,217	2,778,313
Sophia LP Term B 6.621% (USD LIBOR + 3.500%) due 10/07/27 §	712,132	686,317
UKG, Inc. 6.393% (USD LIBOR + 3.250%) due 05/03/26 §	3,198,355	3,033,441

		6,980,649

Total Senior Loan Notes (Cost $54,010,106)		50,853,937

MORTGAGE-BACKED SECURITIES - 2.8%
Fannie Mae - 2.8%
due 10/18/37 #	9,000,000	8,841,094
due 10/13/52 #	3,500,000	3,479,766

		12,320,860

Total Mortgage-Backed Securities (Cost $12,599,707)		12,320,860

ASSET-BACKED SECURITIES - 19.4%
Aimco CLO 11 Ltd. (Cayman) 3.870% (USD LIBOR + 1.130%) due 10/17/34 § ~	1,500,000	1,456,848
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,400,000	2,309,620
0.890% due 10/19/26	1,050,000	971,700
1.410% due 08/18/27	1,500,000	1,370,734
Buttermilk Park CLO Ltd. (Cayman) 3.612% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	833,923
Citibank Credit Card Issuance Trust 3.553% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	1,965,326
Dryden 55 CLO Ltd. (Cayman) 4.412% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	928,685

	Principal Amount	Value
Dryden 58 CLO Ltd. (Cayman)
4.240% (USD LIBOR + 1.500%) due 07/17/31 § ~	$ 1,000,000	$ 948,750
4.540% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	927,536
Dryden 61 CLO Ltd. (Cayman) 3.730% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,196,822
Dryden 64 CLO Ltd. (Cayman) 4.140% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	766,169
Ford Credit Auto Owner Trust
2.040% due 12/15/26	500,000	480,061
3.190% due 07/15/31 ~	3,000,000	2,886,253
3.880% due 11/15/34 ~	2,650,000	2,533,232
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	311,334	294,066
Madison Park Funding XXVIII Ltd. (Cayman) 4.112% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,348,520
Magnetite XII Ltd. (Cayman) 3.612% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,125,000	1,108,265
Magnetite XIV-R Ltd. (Cayman) 3.860% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,446,608
Magnetite XXIX Ltd. (Cayman) 3.502% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,261,178
MVW LLC 1.740% due 10/20/37 ~	168,697	153,164
Navient Private Education Loan Trust 2.460% due 11/15/68 ~	405,704	374,344
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	340,936	300,216
1.220% due 07/15/69 ~	768,351	692,991
1.310% due 01/15/69 ~	597,111	542,820
1.690% due 05/15/69 ~	2,618,602	2,354,267
2.640% due 05/15/68 ~	480,475	455,273
Navient Student Loan Trust
1.310% due 12/26/69 ~	846,283	696,290
1.320% due 08/26/69 ~	1,118,978	948,816
3.390% due 12/15/59 ~	1,957,631	1,855,668
3.684% (USD LIBOR + 0.600%) due 12/26/69 § ~	805,984	785,299
4.134% (USD LIBOR + 1.050%) due 06/25/69 § ~	795,611	790,493
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman) 4.090% (USD LIBOR + 1.350%) due 10/18/29 § ~	1,500,000	1,435,350
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	1,350,000	1,284,389
Palmer Square CLO Ltd. (Cayman)
3.840% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	978,604
3.985% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,000,000	3,920,781
Palmer Square Loan Funding Ltd. (Cayman)
3.610% (USD LIBOR + 0.900%) due 04/20/29 § ~	1,524,601	1,510,589
3.912% (USD LIBOR + 1.400%) due 10/15/29 § ~	4,800,000	4,659,494
4.110% (USD LIBOR + 1.400%) due 07/20/29 § ~	2,500,000	2,427,303
4.234% (USD LIBOR + 1.250%) due 05/20/29 § ~	4,000,000	3,877,218
4.884% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	583,620
Santander Drive Auto Receivables Trust
0.750% due 02/17/26	1,900,000	1,869,409
4.420% due 11/15/27	1,700,000	1,656,533

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SLM Student Loan Trust 3.333% (USD LIBOR + 0.550%) due 10/25/64 § ~	$ 607,990	$ 595,191
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	1,945,863	1,658,409
1.290% due 07/15/53 ~	806,319	722,865
1.680% due 02/15/51 ~	1,162,512	1,041,059
2.230% due 09/15/37 ~	2,559,997	2,389,929
2.340% due 09/15/34 ~	275,603	263,347
2.700% due 05/15/31 ~	336,955	326,367
2.820% due 10/15/35 ~	848,582	811,669
2.880% due 09/15/34 ~	1,974,464	1,904,025
3.440% due 07/15/36 ~	1,073,827	1,024,147
3.500% due 02/15/36 ~	656,249	629,613
3.548% (USD LIBOR + 0.730%) due 01/15/53 § ~	4,733,103	4,549,590
3.600% due 01/15/37 ~	724,078	695,706
3.630% due 11/15/35 ~	578,888	557,081
4.480% due 05/16/50 ~	1,600,000	1,535,452
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	805,802	751,946
Stratus CLO Ltd. (Cayman) 4.110% (USD LIBOR + 1.400%) due 12/29/29 § ~	4,000,000	3,875,000
Tiaa CLO III Ltd. (Cayman) 3.890% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,798,475

Total Asset-Backed Securities (Cost $90,492,180)		86,317,098

U.S. TREASURY OBLIGATIONS - 15.7%
U.S. Treasury Bonds - 7.4%
1.125% due 05/15/40	6,000,000	3,753,750
1.250% due 05/15/50	3,750,000	2,100,659
1.375% due 08/15/50	1,250,000	724,512
1.750% due 08/15/41	5,500,000	3,763,955
1.875% due 11/15/51	3,350,000	2,216,889
2.000% due 02/15/50	1,750,000	1,203,330
2.000% due 08/15/51	2,500,000	1,708,789
2.250% due 08/15/46	1,950,000	1,405,904
2.250% due 02/15/52	7,500,000	5,451,563
2.500% due 02/15/46	6,500,000	4,940,508
2.750% due 11/15/47	3,500,000	2,802,871
2.875% due 05/15/52	3,250,000	2,726,445

		32,799,175

U.S. Treasury Notes - 8.3%
0.250% due 10/31/25	500,000	442,881
0.500% due 06/30/27	8,000,000	6,774,687
0.500% due 10/31/27	3,000,000	2,512,031
0.625% due 05/15/30	3,500,000	2,758,164
1.125% due 02/15/31	1,000,000	810,039
1.875% due 02/28/29	27,000,000	23,770,547

		37,068,349

Total U.S. Treasury Obligations (Cost $84,772,774)		69,867,524

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $9,262,221; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $9,445,388)	$ 9,260,137	$ 9,260,137

Total Short-Term Investment (Cost $9,260,137)		9,260,137

TOTAL INVESTMENTS - 101.3% (Cost $524,010,843)		450,517,963

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(5,778,259)

NET ASSETS - 100.0%		$444,739,704

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$221,898,407	$-	$221,898,407	$-
	Senior Loan Notes	50,853,937	-	50,853,937	-
	Mortgage-Backed Securities	12,320,860	-	12,320,860	-
	Asset-Backed Securities	86,317,098	-	86,317,098	-
	U.S. Treasury Obligations	69,867,524	-	69,867,524	-
	Short-Term Investment	9,260,137	-	9,260,137	-

	Total	$450,517,963	$-	$450,517,963	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 39.9%
Basic Materials - 1.6%
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$500,000	$483,946
4.000% due 09/11/27 ~	1,080,000	989,411
4.750% due 04/10/27 ~	4,260,000	4,034,372
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	740,000	697,239
Barrick Gold Corp. (Canada) 5.250% due 04/01/42	340,000	310,691
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	1,023,000	973,977
5.750% due 05/01/43	550,000	519,178
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	850,000	807,452
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	1,260,000	1,190,709
Freeport-McMoRan, Inc.
3.875% due 03/15/23	40,000	39,807
4.550% due 11/14/24	120,000	118,316
4.625% due 08/01/30	500,000	439,149
5.450% due 03/15/43	3,210,000	2,683,769
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~	1,730,000	1,613,964
4.125% due 05/30/23 ~	130,000	129,355
4.125% due 03/12/24 ~	6,520,000	6,411,838
4.625% due 04/29/24 ~	2,000,000	1,981,904
OCP SA (Morocco)
3.750% due 06/23/31 ~	970,000	739,332
4.500% due 10/22/25 ~	1,170,000	1,122,135
5.125% due 06/23/51 ~	950,000	608,394
Orbia Advance Corp. SAB de CV (Mexico)
1.875% due 05/11/26 ~	2,250,000	1,905,728
2.875% due 05/11/31 ~	2,140,000	1,561,071
Southern Copper Corp. (Peru) 5.250% due 11/08/42	2,640,000	2,318,765
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	1,560,000	1,125,025
3.750% due 01/15/31	2,620,000	2,056,661
Teck Resources Ltd. (Canada) 6.000% due 08/15/40	90,000	79,578
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	1,193,000	1,134,412
Yamana Gold, Inc. (Canada) 4.625% due 12/15/27	1,810,000	1,650,950

		37,727,128

Communications - 5.1%
Alphabet, Inc.
0.800% due 08/15/27	570,000	481,502
1.100% due 08/15/30	690,000	534,536
1.900% due 08/15/40	960,000	617,840
2.050% due 08/15/50	230,000	135,837
Altice France SA (France) 5.500% due 10/15/29 ~	450,000	339,707
Amazon.com, Inc.
0.800% due 06/03/25	720,000	653,834
1.200% due 06/03/27	1,720,000	1,471,027
1.500% due 06/03/30	1,310,000	1,034,908
2.100% due 05/12/31	1,120,000	910,127
2.500% due 06/03/50	690,000	432,921
3.150% due 08/22/27	1,940,000	1,810,409
3.300% due 04/13/27	530,000	501,050
3.450% due 04/13/29	1,130,000	1,045,523
3.600% due 04/13/32	2,560,000	2,330,291
3.875% due 08/22/37	800,000	696,766
4.050% due 08/22/47	1,720,000	1,455,840

	Principal Amount	Value
4.250% due 08/22/57	$ 390,000	$ 325,900
4.950% due 12/05/44	190,000	182,067
AT&T, Inc.
1.650% due 02/01/28	1,430,000	1,177,101
2.250% due 02/01/32	250,000	189,333
2.300% due 06/01/27	1,990,000	1,742,216
2.550% due 12/01/33	510,000	378,067
3.300% due 02/01/52	470,000	304,221
3.500% due 09/15/53	1,140,000	761,485
3.550% due 09/15/55	2,244,000	1,478,682
3.650% due 09/15/59	550,000	357,493
3.800% due 12/01/57	180,000	121,971
4.350% due 03/01/29	2,170,000	2,030,984
4.350% due 06/15/45	744,000	577,012
5.350% due 09/01/40	490,000	443,436
5.550% due 08/15/41	550,000	512,029
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.500% due 03/01/42	370,000	235,610
4.200% due 03/15/28	2,020,000	1,816,881
4.400% due 04/01/33	1,770,000	1,468,693
4.800% due 03/01/50	230,000	166,513
4.908% due 07/23/25	1,970,000	1,922,794
5.125% due 07/01/49	330,000	242,728
5.375% due 04/01/38	1,590,000	1,291,832
5.375% due 05/01/47	200,000	155,220
5.750% due 04/01/48	240,000	194,342
6.384% due 10/23/35	270,000	248,191
6.484% due 10/23/45	650,000	574,558
6.834% due 10/23/55	370,000	337,887
Comcast Corp.
2.800% due 01/15/51	620,000	381,915
2.937% due 11/01/56	254,000	152,052
3.150% due 03/01/26	490,000	461,999
3.250% due 11/01/39	190,000	140,011
3.300% due 04/01/27	1,510,000	1,402,477
3.400% due 04/01/30	1,000,000	880,670
3.400% due 07/15/46	170,000	120,428
3.450% due 02/01/50	240,000	168,306
3.750% due 04/01/40	260,000	205,061
3.950% due 10/15/25	3,200,000	3,111,496
3.969% due 11/01/47	5,770,000	4,428,963
3.999% due 11/01/49	240,000	184,394
4.000% due 08/15/47	340,000	264,057
4.000% due 03/01/48	270,000	208,373
4.150% due 10/15/28	2,480,000	2,344,011
4.250% due 10/15/30	1,630,000	1,512,544
4.950% due 10/15/58	140,000	120,755
5.650% due 06/15/35	290,000	290,526
6.500% due 11/15/35	307,000	328,192
CommScope, Inc.
4.750% due 09/01/29 ~	90,000	73,580
6.000% due 03/01/26 ~	870,000	802,401
CSC Holdings LLC
3.375% due 02/15/31 ~	330,000	233,173
4.125% due 12/01/30 ~	5,860,000	4,387,792
4.500% due 11/15/31 ~	3,060,000	2,303,568
DISH DBS Corp.
5.125% due 06/01/29	1,120,000	659,792
5.250% due 12/01/26 ~	690,000	566,574
5.875% due 11/15/24	1,361,000	1,216,618
7.750% due 07/01/26	690,000	530,289
FOX Corp. 5.476% due 01/25/39	1,010,000	877,818
Prosus NV (China)
3.061% due 07/13/31 ~	5,680,000	3,908,244
3.832% due 02/08/51 ~	450,000	250,599
4.027% due 08/03/50 ~	2,450,000	1,369,629
Sprint Capital Corp. 8.750% due 03/15/32	1,420,000	1,648,797
Sprint Corp.
7.625% due 02/15/25	910,000	934,376
7.875% due 09/15/23	40,000	40,475

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
T-Mobile USA, Inc.
2.250% due 02/15/26	$ 410,000	$ 367,434
2.550% due 02/15/31	2,510,000	1,990,874
2.625% due 02/15/29	1,290,000	1,067,714
2.875% due 02/15/31	950,000	766,845
3.000% due 02/15/41	330,000	221,158
3.375% due 04/15/29	480,000	415,440
3.500% due 04/15/25	4,580,000	4,381,564
3.500% due 04/15/31	2,920,000	2,458,406
3.750% due 04/15/27	330,000	304,973
3.875% due 04/15/30	4,560,000	4,047,579
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,050,000	836,423
Tencent Holdings Ltd. (China)
3.680% due 04/22/41 ~	580,000	417,649
3.840% due 04/22/51 ~	3,060,000	2,006,045
Time Warner Cable LLC
5.500% due 09/01/41	250,000	196,802
6.550% due 05/01/37	520,000	470,349
6.750% due 06/15/39	1,310,000	1,174,062
7.300% due 07/01/38	2,580,000	2,459,652
Time Warner Entertainment Co. LP 8.375% due 07/15/33	990,000	1,058,143
Verizon Communications, Inc.
1.750% due 01/20/31	1,620,000	1,217,590
2.100% due 03/22/28	970,000	819,303
2.355% due 03/15/32	1,522,000	1,168,614
2.550% due 03/21/31	1,050,000	839,424
2.625% due 08/15/26	1,970,000	1,791,806
2.650% due 11/20/40	1,400,000	915,739
2.875% due 11/20/50	5,860,000	3,599,270
3.150% due 03/22/30	860,000	732,784
3.850% due 11/01/42	960,000	738,167
4.000% due 03/22/50	610,000	467,596
4.125% due 03/16/27	286,000	273,446
4.125% due 08/15/46	980,000	778,732
4.329% due 09/21/28	715,000	673,272
4.400% due 11/01/34	1,750,000	1,544,107
4.500% due 08/10/33	7,050,000	6,364,536
4.862% due 08/21/46	630,000	545,746
5.500% due 03/16/47	250,000	239,817
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	1,850,000	1,743,614

		119,293,994

Consumer, Cyclical - 3.9%
Costco Wholesale Corp.
1.375% due 06/20/27	1,480,000	1,279,171
1.600% due 04/20/30	1,650,000	1,324,727
Delta Air Lines, Inc.
4.500% due 10/20/25 ~	1,800,000	1,748,260
4.750% due 10/20/28 ~	1,650,000	1,538,994
7.000% due 05/01/25 ~	7,110,000	7,163,439
Dollar General Corp. 3.250% due 04/15/23	170,000	169,833
Ford Motor Co.
3.250% due 02/12/32	2,140,000	1,545,198
4.750% due 01/15/43	300,000	199,513
6.100% due 08/19/32	1,000,000	883,300
Ford Motor Credit Co. LLC
2.900% due 02/16/28	650,000	511,807
3.625% due 06/17/31	1,770,000	1,317,553
3.664% due 09/08/24	270,000	254,170
4.000% due 11/13/30	4,360,000	3,410,523
4.125% due 08/17/27	1,590,000	1,371,963
5.113% due 05/03/29	300,000	261,004
5.125% due 06/16/25	760,000	718,371
General Motors Co.
5.150% due 04/01/38	440,000	354,928
5.400% due 10/02/23	700,000	700,383

	Principal Amount	Value
5.950% due 04/01/49	$ 660,000	$ 552,483
6.125% due 10/01/25	740,000	740,988
6.250% due 10/02/43	570,000	496,610
General Motors Financial Co., Inc.
3.100% due 01/12/32	590,000	445,783
4.250% due 05/15/23	1,250,000	1,245,458
4.350% due 01/17/27	520,000	482,668
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	2,050,000	1,885,334
Home Depot, Inc.
2.500% due 04/15/27	730,000	663,919
2.700% due 04/15/30	860,000	735,838
3.300% due 04/15/40	1,230,000	943,808
3.350% due 04/15/50	1,490,000	1,071,071
3.900% due 12/06/28	190,000	180,738
3.900% due 06/15/47	210,000	167,518
Las Vegas Sands Corp.
2.900% due 06/25/25	5,000,000	4,489,816
3.200% due 08/08/24	4,900,000	4,622,754
Lennar Corp.
4.500% due 04/30/24	1,040,000	1,021,426
4.750% due 05/30/25	200,000	197,170
4.750% due 11/29/27	1,360,000	1,257,906
Lowe’s Cos., Inc. 4.500% due 04/15/30	500,000	468,186
McDonald’s Corp.
1.450% due 09/01/25	260,000	237,319
3.300% due 07/01/25	580,000	558,142
3.500% due 07/01/27	1,390,000	1,300,281
3.600% due 07/01/30	730,000	657,596
3.625% due 09/01/49	190,000	138,733
3.700% due 01/30/26	2,270,000	2,191,024
3.800% due 04/01/28	740,000	696,403
4.200% due 04/01/50	1,320,000	1,061,215
MDC Holdings, Inc. 6.000% due 01/15/43	90,000	67,700
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500% due 06/20/27 ~	1,273,000	1,248,355
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	1,540,000	1,268,937
3.875% due 01/15/28 ~	1,550,000	1,351,437
Newell Brands, Inc.
4.100% due 04/01/23	989,000	989,115
4.450% due 04/01/26	10,000	9,214
NIKE, Inc.
2.750% due 03/27/27	1,060,000	974,915
3.250% due 03/27/40	750,000	578,746
3.375% due 03/27/50	1,470,000	1,085,340
Nissan Motor Co. Ltd. (Japan)
3.043% due 09/15/23 ~	1,040,000	1,011,585
3.522% due 09/17/25 ~	3,790,000	3,489,022
4.345% due 09/17/27 ~	2,620,000	2,261,900
Sands China Ltd. (Macau)
2.800% due 03/08/27	1,590,000	1,265,696
3.350% due 03/08/29	2,010,000	1,495,970
4.300% due 01/08/26	950,000	810,557
5.625% due 08/08/25	3,980,000	3,611,929
5.900% due 08/08/28	1,010,000	851,182
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	1,409,999	1,420,066
Target Corp. 2.250% due 04/15/25	1,160,000	1,095,238
Toll Brothers Finance Corp. 4.375% due 04/15/23	770,000	766,145
United Airlines, Inc.
4.375% due 04/15/26 ~	90,000	80,482
4.625% due 04/15/29 ~	1,870,000	1,552,044
VOC Escrow Ltd. 5.000% due 02/15/28 ~	1,320,000	1,076,368

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Walmart, Inc.
1.500% due 09/22/28	$ 630,000	$ 527,588
1.800% due 09/22/31	450,000	358,289
Warnermedia Holdings, Inc.
3.755% due 03/15/27 ~	570,000	510,690
4.054% due 03/15/29 ~	730,000	631,365
4.279% due 03/15/32 ~	4,200,000	3,460,667
5.141% due 03/15/52 ~	2,910,000	2,120,598
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	340,000	221,711
5.625% due 08/26/28 ~	2,500,000	1,670,150

		91,126,325

Consumer, Non-Cyclical - 6.4%
Abbott Laboratories
3.750% due 11/30/26	1,295,000	1,257,512
4.750% due 11/30/36	1,000,000	977,409
4.900% due 11/30/46	760,000	730,513
AbbVie, Inc.
2.300% due 11/21/22	5,260,000	5,247,609
2.600% due 11/21/24	2,660,000	2,533,304
2.950% due 11/21/26	1,110,000	1,018,021
3.200% due 11/21/29	4,040,000	3,540,075
3.600% due 05/14/25	1,600,000	1,537,306
3.750% due 11/14/23	370,000	366,068
3.800% due 03/15/25	3,270,000	3,169,967
4.250% due 11/21/49	1,930,000	1,551,812
Aetna, Inc. 2.800% due 06/15/23	540,000	533,229
Altria Group, Inc.
2.350% due 05/06/25	2,880,000	2,670,638
2.450% due 02/04/32	470,000	332,405
3.400% due 02/04/41	2,610,000	1,651,135
3.875% due 09/16/46	820,000	520,330
4.400% due 02/14/26	1,988,000	1,915,005
5.800% due 02/14/39	250,000	218,903
5.950% due 02/14/49	3,550,000	2,949,145
6.200% due 02/14/59	270,000	235,137
Amgen, Inc.
3.625% due 05/22/24	410,000	403,104
4.663% due 06/15/51	289,000	243,808
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26	410,000	394,244
4.900% due 02/01/46	1,870,000	1,629,581
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	1,640,000	1,466,549
4.000% due 04/13/28	1,010,000	961,025
4.350% due 06/01/40	1,540,000	1,308,701
4.500% due 06/01/50	1,800,000	1,486,593
4.750% due 01/23/29	590,000	575,356
5.550% due 01/23/49	1,850,000	1,745,020
Anthem, Inc.
4.100% due 05/15/32	880,000	796,296
4.550% due 05/15/52	720,000	609,617
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27	5,230,000	4,599,812
4.540% due 08/15/47	950,000	631,540
Bausch Health Americas, Inc. 9.250% due 04/01/26 ~	750,000	445,995
Bausch Health Cos., Inc.
5.000% due 02/15/29 ~	2,560,000	997,581
5.250% due 01/30/30 ~	7,880,000	2,959,382
6.250% due 02/15/29 ~	2,740,000	1,028,048
7.250% due 05/30/29 ~	800,000	307,760
Becton Dickinson & Co.
3.363% due 06/06/24	1,400,000	1,361,554
3.734% due 12/15/24	272,000	262,939
4.685% due 12/15/44	714,000	611,961
Bristol-Myers Squibb Co.
3.200% due 06/15/26	1,379,000	1,306,514
3.400% due 07/26/29	473,000	429,408

	Principal Amount	Value
Centene Corp.
3.375% due 02/15/30	$ 370,000	$ 303,280
4.625% due 12/15/29	380,000	342,359
Cigna Corp.
3.750% due 07/15/23	2,027,000	2,012,958
4.125% due 11/15/25	1,010,000	982,031
4.375% due 10/15/28	4,950,000	4,679,019
4.900% due 12/15/48	2,350,000	2,035,035
Coca-Cola Co.
1.450% due 06/01/27	700,000	605,821
2.500% due 06/01/40	70,000	49,071
2.600% due 06/01/50	370,000	239,174
3.375% due 03/25/27	1,600,000	1,528,512
CommonSpirit Health 4.350% due 11/01/42	420,000	331,922
Constellation Brands, Inc.
2.250% due 08/01/31	220,000	169,250
3.600% due 05/09/24	620,000	606,975
4.350% due 05/09/27	850,000	816,602
CVS Health Corp.
1.875% due 02/28/31	430,000	328,294
2.125% due 09/15/31	910,000	702,667
3.625% due 04/01/27	550,000	515,209
3.750% due 04/01/30	670,000	596,831
3.875% due 07/20/25	1,278,000	1,240,396
4.125% due 04/01/40	580,000	462,980
4.250% due 04/01/50	180,000	141,376
4.300% due 03/25/28	1,396,000	1,319,106
5.050% due 03/25/48	5,310,000	4,688,750
5.125% due 07/20/45	1,440,000	1,264,173
CVS Pass-Through Trust
5.298% due 01/11/27 ~	295,565	292,214
6.036% due 12/10/28	1,753,800	1,742,228
Danone SA (France) 2.589% due 11/02/23 ~	2,730,000	2,670,134
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	2,290,000	2,010,886
Elevance Health, Inc.
2.950% due 12/01/22	490,000	489,047
3.350% due 12/01/24	560,000	539,026
3.650% due 12/01/27	460,000	429,034
Gilead Sciences, Inc.
3.650% due 03/01/26	1,160,000	1,103,735
4.750% due 03/01/46	920,000	803,661
HCA, Inc.
3.500% due 09/01/30	1,160,000	960,358
4.500% due 02/15/27	110,000	102,841
5.000% due 03/15/24	1,333,000	1,325,097
5.250% due 06/15/26	180,000	174,144
5.375% due 02/01/25	517,000	511,427
5.375% due 09/01/26	440,000	426,858
5.500% due 06/15/47	450,000	381,460
5.625% due 09/01/28	200,000	190,921
5.875% due 02/01/29	630,000	613,424
Hershey Co. 0.900% due 06/01/25	340,000	308,983
Humana, Inc.
3.150% due 12/01/22	970,000	969,029
3.950% due 03/15/27	661,000	620,658
4.500% due 04/01/25	300,000	296,048
4.625% due 12/01/42	1,090,000	935,818
4.800% due 03/15/47	130,000	113,659
Johnson & Johnson 3.625% due 03/03/37	2,770,000	2,399,403
Kraft Heinz Foods Co.
3.000% due 06/01/26	1,237,000	1,141,648
4.250% due 03/01/31	420,000	378,634
4.375% due 06/01/46	560,000	436,543
4.625% due 10/01/39	30,000	24,898
5.000% due 06/04/42	210,000	182,881
5.200% due 07/15/45	990,000	863,164

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
5.500% due 06/01/50	$ 830,000	$ 748,415
6.750% due 03/15/32	50,000	52,742
6.875% due 01/26/39	140,000	144,571
7.125% due 08/01/39 ~	30,000	31,519
Mars, Inc.
2.700% due 04/01/25 ~	1,110,000	1,056,849
3.200% due 04/01/30 ~	590,000	521,788
Merck & Co., Inc. 1.450% due 06/24/30	800,000	626,803
Mondelez International, Inc. 1.500% due 05/04/25	1,760,000	1,610,577
PayPal Holdings, Inc. 1.650% due 06/01/25	1,070,000	986,197
PepsiCo, Inc.
0.750% due 05/01/23	1,350,000	1,324,840
1.625% due 05/01/30	1,110,000	891,367
2.250% due 03/19/25	190,000	179,900
2.625% due 03/19/27	190,000	174,577
2.875% due 10/15/49	400,000	281,604
Pfizer, Inc.
0.800% due 05/28/25	20,000	18,184
1.700% due 05/28/30	1,110,000	888,130
2.625% due 04/01/30	780,000	671,305
Philip Morris International, Inc.
1.125% due 05/01/23	980,000	960,459
2.100% due 05/01/30	760,000	578,248
2.500% due 11/02/22	860,000	858,151
Procter & Gamble Co.
2.800% due 03/25/27	300,000	279,389
3.000% due 03/25/30	870,000	780,338
Reynolds American, Inc. (United Kingdom) 5.850% due 08/15/45	1,090,000	857,620
Service Corp. International 7.500% due 04/01/27	510,000	527,960
Teva Pharmaceutical Finance Co. BV (Israel) 2.950% due 12/18/22	1,020,000	1,012,380
Teva Pharmaceutical Finance Co. LLC (Israel) 6.150% due 02/01/36	280,000	231,245
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.800% due 07/21/23	2,180,000	2,109,564
3.150% due 10/01/26	6,905,000	5,674,840
4.100% due 10/01/46	1,800,000	1,078,283
4.750% due 05/09/27	730,000	620,909
5.125% due 05/09/29	5,940,000	4,914,548
6.000% due 04/15/24	250,000	243,065
7.125% due 01/31/25	1,140,000	1,111,551
United Rentals North America, Inc.
3.750% due 01/15/32	1,210,000	952,445
3.875% due 11/15/27	990,000	887,941
3.875% due 02/15/31	1,850,000	1,508,471
5.500% due 05/15/27	400,000	387,400
UnitedHealth Group, Inc.
1.250% due 01/15/26	590,000	526,828
2.000% due 05/15/30	560,000	451,317
2.300% due 05/15/31	320,000	258,035
2.375% due 10/15/22	240,000	239,829
3.125% due 05/15/60	200,000	128,622
3.500% due 06/15/23	540,000	536,800
3.875% due 08/15/59	570,000	426,224
4.000% due 05/15/29	1,550,000	1,445,819
4.200% due 05/15/32	590,000	548,535
4.250% due 06/15/48	420,000	349,232
4.450% due 12/15/48	410,000	350,930
5.700% due 10/15/40	10,000	10,102
5.800% due 03/15/36	860,000	879,038

		150,853,049

	Principal Amount	Value
Energy - 6.1%
BP Capital Markets America, Inc.
3.000% due 02/24/50	$2,570,000	$1,674,399
3.119% due 05/04/26	1,990,000	1,862,810
3.410% due 02/11/26	1,200,000	1,141,293
3.633% due 04/06/30	790,000	710,549
Cameron LNG LLC
2.902% due 07/15/31 ~	540,000	445,667
3.302% due 01/15/35 ~	1,730,000	1,364,841
Cheniere Energy Partners LP
3.250% due 01/31/32	2,100,000	1,616,748
4.000% due 03/01/31	400,000	336,196
Cheniere Energy, Inc. 4.625% due 10/15/28	1,020,000	938,079
Chevron Corp.
1.554% due 05/11/25	600,000	555,037
1.995% due 05/11/27	720,000	638,959
3.078% due 05/11/50	220,000	156,355
Chevron USA, Inc. 3.850% due 01/15/28	1,740,000	1,655,201
ConocoPhillips 6.500% due 02/01/39	370,000	402,088
Continental Resources, Inc.
2.268% due 11/15/26 ~	560,000	478,556
3.800% due 06/01/24	730,000	709,483
4.375% due 01/15/28	1,750,000	1,574,231
4.500% due 04/15/23	1,180,000	1,175,546
4.900% due 06/01/44	290,000	207,496
5.750% due 01/15/31 ~	1,300,000	1,177,935
Coterra Energy, Inc.
3.900% due 05/15/27 ~	2,260,000	2,097,588
4.375% due 03/15/29 ~	1,710,000	1,582,897
Devon Energy Corp.
4.750% due 05/15/42	70,000	57,166
5.000% due 06/15/45	4,320,000	3,605,766
5.600% due 07/15/41	1,240,000	1,113,762
8.250% due 08/01/23	3,290,000	3,368,457
Diamondback Energy, Inc. 3.500% due 12/01/29	2,320,000	2,005,601
Ecopetrol SA (Colombia)
4.625% due 11/02/31	850,000	596,254
5.875% due 05/28/45	3,880,000	2,355,470
Energy Transfer LP
2.900% due 05/15/25	1,010,000	942,554
3.750% due 05/15/30	2,010,000	1,704,349
4.500% due 11/01/23	520,000	515,750
4.950% due 06/15/28	680,000	634,555
5.250% due 04/15/29	410,000	386,124
5.300% due 04/01/44	160,000	128,523
5.400% due 10/01/47	590,000	479,238
6.250% due 02/15/23	390,000	320,288
6.250% due 04/15/49	2,500,000	2,225,224
6.750% due 05/15/25	1,950,000	1,692,210
7.125% due 05/15/30	890,000	733,399
7.600% due 02/01/24	1,560,000	1,593,448
Enterprise Products Operating LLC
2.800% due 01/31/30	2,460,000	2,057,920
3.700% due 01/31/51	1,180,000	831,993
3.950% due 01/31/60	400,000	277,012
4.150% due 10/16/28	2,300,000	2,140,557
4.200% due 01/31/50	2,100,000	1,609,779
4.800% due 02/01/49	470,000	388,179
4.850% due 03/15/44	420,000	353,567
7.550% due 04/15/38	360,000	393,432
EOG Resources, Inc.
3.900% due 04/01/35	1,460,000	1,250,746
4.150% due 01/15/26	1,040,000	1,014,073
4.375% due 04/15/30	80,000	76,295
4.950% due 04/15/50	1,510,000	1,407,905
EQT Corp.
3.125% due 05/15/26 ~	50,000	45,593

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.625% due 05/15/31 ~	$ 900,000	$ 751,672
3.900% due 10/01/27	2,100,000	1,915,352
5.000% due 01/15/29	630,000	589,089
6.125% due 02/01/25	120,000	120,329
Exxon Mobil Corp.
1.571% due 04/15/23	170,000	167,621
2.992% due 03/19/25	2,970,000	2,851,252
3.043% due 03/01/26	750,000	709,388
3.482% due 03/19/30	1,300,000	1,182,666
4.114% due 03/01/46	2,420,000	2,005,551
4.327% due 03/19/50	220,000	188,118
Halliburton Co. 3.800% due 11/15/25	79,000	76,169
KazMunayGas National Co. JSC (Kazakhstan)
5.375% due 04/24/30 ~	400,000	318,025
6.375% due 10/24/48 ~	1,500,000	1,052,664
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,389,737
Kinder Morgan, Inc.
4.300% due 03/01/28	450,000	421,912
5.200% due 03/01/48	60,000	50,304
5.550% due 06/01/45	210,000	183,551
MPLX LP
4.500% due 04/15/38	1,510,000	1,218,963
4.700% due 04/15/48	520,000	397,620
4.800% due 02/15/29	930,000	866,532
4.875% due 12/01/24	1,190,000	1,176,660
5.200% due 03/01/47	70,000	57,725
5.500% due 02/15/49	1,630,000	1,387,907
Occidental Petroleum Corp.
3.000% due 02/15/27	870,000	787,193
4.100% due 02/15/47	2,510,000	2,005,562
4.200% due 03/15/48	1,200,000	962,526
4.400% due 04/15/46	510,000	420,245
4.625% due 06/15/45	1,280,000	1,062,759
5.550% due 03/15/26	2,110,000	2,115,148
6.450% due 09/15/36	1,610,000	1,613,961
7.875% due 09/15/31	2,702,000	2,888,479
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	9,501,000	9,460,003
5.500% due 06/10/51	820,000	583,543
5.750% due 02/01/29	1,730,000	1,621,901
6.250% due 03/17/24	150,000	151,393
7.250% due 03/17/44	2,430,000	2,214,155
7.375% due 01/17/27	620,000	639,375
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	520,000	288,395
6.625% due 06/15/35	160,000	102,357
6.875% due 08/04/26	1,850,000	1,668,608
Pioneer Natural Resources Co.
1.125% due 01/15/26	410,000	358,884
1.900% due 08/15/30	780,000	597,501
2.150% due 01/15/31	1,020,000	787,273
Reliance Industries Ltd. (India)
2.875% due 01/12/32 ~	850,000	667,061
3.625% due 01/12/52 ~	2,500,000	1,571,690
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	730,000	733,062
Schlumberger Holdings Corp. 3.900% due 05/17/28 ~	1,232,000	1,112,524
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	1,070,000	914,565
2.875% due 05/10/26	560,000	522,201
3.250% due 04/06/50	2,320,000	1,636,725
4.375% due 05/11/45	1,010,000	851,170
4.550% due 08/12/43	1,200,000	1,043,238
Sinopec Group Overseas Development Ltd. (China) 4.375% due 04/10/24 ~	1,990,000	1,986,733
Southwestern Energy Co.
4.750% due 02/01/32	770,000	647,031
5.375% due 02/01/29	60,000	54,535
5.375% due 03/15/30	250,000	225,801

	Principal Amount	Value
Targa Resources Corp.
4.950% due 04/15/52	$400,000	$308,770
5.200% due 07/01/27	1,030,000	992,395
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32	170,000	140,544
4.875% due 02/01/31	770,000	663,478
5.000% due 01/15/28	450,000	417,220
5.500% due 03/01/30	540,000	485,862
6.500% due 07/15/27	530,000	525,033
6.875% due 01/15/29	270,000	265,841
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	5,790,000	4,747,790
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	1,150,000	896,350
Western Midstream Operating LP
3.350% due 02/01/25	1,120,000	1,045,486
3.555% (USD LIBOR + 1.100%) due 01/13/23 §	550,000	545,980
4.300% due 02/01/30	2,824,000	2,421,580
4.500% due 03/01/28	680,000	616,372
4.650% due 07/01/26	460,000	431,041
5.300% due 03/01/48	130,000	107,193
5.500% due 08/15/48	960,000	778,373
5.500% due 02/01/50	600,000	485,319
Williams Cos., Inc.
3.750% due 06/15/27	330,000	304,773
7.500% due 01/15/31	6,475,000	6,960,539
7.750% due 06/15/31	100,000	108,852

		143,430,338

Financial - 13.3%
ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,138,176
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	920,000	777,257
3.000% due 10/29/28	2,790,000	2,239,963
3.150% due 02/15/24	2,180,000	2,095,278
3.300% due 01/30/32	780,000	587,557
Air Lease Corp. 3.375% due 07/01/25	1,160,000	1,081,896
Ambac Assurance Corp. 5.100% due 12/31/99 ~	111,048	113,825
American Express Co.
3.375% due 05/03/24	1,180,000	1,151,270
4.050% due 05/03/29	1,780,000	1,640,088
American International Group, Inc. 2.500% due 06/30/25	2,830,000	2,643,085
Banco Santander SA (Spain)
2.746% due 05/28/25	1,200,000	1,098,569
3.543% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,000,540
3.848% due 04/12/23	3,200,000	3,177,334
4.175% due 03/24/28	200,000	180,503
Bank of America Corp.
2.572% due 10/20/32	3,040,000	2,328,396
2.592% due 04/29/31	4,970,000	3,946,502
2.972% due 02/04/33	1,920,000	1,503,353
3.004% due 12/20/23	3,954,000	3,933,489
3.300% due 01/11/23	3,190,000	3,182,574
3.419% due 12/20/28	7,274,000	6,468,152
3.550% due 03/05/24	3,370,000	3,344,279
3.974% due 02/07/30	3,230,000	2,879,174
4.000% due 04/01/24	2,280,000	2,255,028
4.083% due 03/20/51	3,820,000	2,889,156
4.125% due 01/22/24	3,295,000	3,270,461
4.200% due 08/26/24	4,930,000	4,853,439
4.250% due 10/22/26	310,000	294,859
4.330% due 03/15/50	1,190,000	941,254

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
4.450% due 03/03/26	$ 660,000	$ 636,638
5.000% due 01/21/44	370,000	320,787
Bank of Montreal (Canada)
1.850% due 05/01/25	2,120,000	1,952,792
3.803% due 12/15/32	550,000	477,625
Bank of New York Mellon Corp. 1.600% due 04/24/25	970,000	897,005
Bank of Nova Scotia (Canada)
1.300% due 06/11/25	690,000	621,296
4.588% due 05/04/37	1,440,000	1,209,810
Barclays PLC (United Kingdom)
4.972% due 05/16/29	3,556,000	3,205,076
5.088% due 06/20/30	4,250,000	3,700,338
Berkshire Hathaway Finance Corp. 4.250% due 01/15/49	2,370,000	1,977,897
BNP Paribas SA (France)
2.219% due 06/09/26 ~	2,260,000	2,033,859
2.824% due 01/26/41 ~	910,000	540,486
3.375% due 01/09/25 ~	910,000	866,520
4.375% due 03/01/33 ~	970,000	838,762
4.400% due 08/14/28 ~	2,110,000	1,901,745
4.625% due 03/13/27 ~	1,110,000	1,027,233
4.705% due 01/10/25 ~	2,360,000	2,324,635
5.198% due 01/10/30 ~	920,000	850,558
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,336,829
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	1,250,000	1,216,171
Chubb INA Holdings, Inc. 3.350% due 05/03/26	440,000	416,287
Citigroup, Inc.
1.678% due 05/15/24	1,910,000	1,869,565
3.106% due 04/08/26	1,310,000	1,228,759
3.500% due 05/15/23	560,000	556,211
3.785% due 03/17/33	3,180,000	2,669,777
3.980% due 03/20/30	2,000,000	1,777,070
4.075% due 04/23/29	5,400,000	4,893,903
4.400% due 06/10/25	3,030,000	2,948,514
4.412% due 03/31/31	890,000	799,746
4.450% due 09/29/27	1,330,000	1,233,230
4.650% due 07/30/45	2,171,000	1,758,496
4.650% due 07/23/48	1,430,000	1,166,764
4.658% due 05/24/28	730,000	694,334
4.750% due 05/18/46	440,000	351,979
4.910% due 05/24/33	1,920,000	1,769,141
5.300% due 05/06/44	240,000	209,886
5.500% due 09/13/25	630,000	629,679
5.950% due 01/30/23	1,820,000	1,802,928
5.950% due 05/15/25	2,220,000	2,011,980
6.300% due 05/15/24	2,520,000	2,356,296
6.625% due 06/15/32	480,000	486,242
6.675% due 09/13/43	580,000	592,640
8.125% due 07/15/39	200,000	236,947
Cooperatieve Rabobank UA (Netherlands)
1.339% due 06/24/26 ~	250,000	221,784
3.649% due 04/06/28 ~	1,560,000	1,416,400
3.758% due 04/06/33 ~	1,160,000	960,462
4.375% due 08/04/25	4,460,000	4,266,094
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,342,374
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,454,834
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	1,718,000	1,495,256
2.593% due 09/11/25 ~	250,000	227,605
3.091% due 05/14/32 ~	2,240,000	1,575,159
4.194% due 04/01/31 ~	3,760,000	2,962,103
4.550% due 04/17/26	440,000	405,318
9.750% due 06/23/27 ~	7,010,000	6,893,488
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,400,000	3,160,170

	Principal Amount	Value
3.244% due 12/20/25 ~	$ 800,000	$ 744,312
5.375% due 01/12/24 ~	1,470,000	1,462,780
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 10/31/22 §	298,000	215,156
Goldman Sachs Group, Inc.
2.908% due 07/21/42	370,000	238,729
3.200% due 02/23/23	1,780,000	1,771,481
3.210% due 04/22/42	160,000	108,865
3.500% due 04/01/25	2,050,000	1,960,412
3.500% due 11/16/26	40,000	37,012
3.615% due 03/15/28	710,000	646,861
3.625% due 02/20/24	420,000	412,997
4.223% due 05/01/29	3,130,000	2,849,237
4.250% due 10/21/25	3,150,000	3,043,714
4.750% due 10/21/45	20,000	16,723
5.150% due 05/22/45	3,100,000	2,596,289
5.950% due 01/15/27	1,733,000	1,741,883
6.250% due 02/01/41	4,580,000	4,560,792
6.750% due 10/01/37	1,485,000	1,483,124
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	620,536
HSBC Bank USA NA 7.000% due 01/15/39	1,240,000	1,307,751
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	200,000	179,272
3.973% due 05/22/30	1,480,000	1,254,346
4.250% due 03/14/24	2,900,000	2,840,708
4.250% due 08/18/25	1,100,000	1,044,833
4.762% due 03/29/33	1,190,000	978,550
Intercontinental Exchange, Inc.
4.600% due 03/15/33	2,840,000	2,650,575
4.950% due 06/15/52	540,000	481,135
Intesa Sanpaolo SpA (Italy)
3.375% due 01/12/23 ~	1,040,000	1,034,361
5.017% due 06/26/24 ~	10,470,000	9,770,091
5.710% due 01/15/26 ~	350,000	318,695
JPMorgan Chase & Co.
1.514% due 06/01/24	3,470,000	3,388,641
2.083% due 04/22/26	3,000,000	2,735,104
2.522% due 04/22/31	2,660,000	2,106,181
3.109% due 04/22/51	460,000	291,653
3.875% due 09/10/24	1,760,000	1,722,720
4.023% due 12/05/24	2,730,000	2,687,687
4.203% due 07/23/29	3,010,000	2,743,347
4.250% due 10/01/27	870,000	816,621
4.452% due 12/05/29	4,010,000	3,675,938
4.950% due 06/01/45	3,860,000	3,233,796
KKR Group Finance Co. II LLC 5.500% due 02/01/43 ~	350,000	317,767
Lloyds Banking Group PLC (United Kingdom)
3.900% due 03/12/24	1,910,000	1,870,568
4.375% due 03/22/28	3,280,000	2,986,396
Mastercard, Inc. 3.850% due 03/26/50	1,350,000	1,090,585
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.837% due 04/17/26	910,000	871,783
4.080% due 04/19/28	940,000	876,243
Morgan Stanley
2.188% due 04/28/26	3,400,000	3,120,969
2.699% due 01/22/31	2,830,000	2,297,316
3.622% due 04/01/31	5,280,000	4,568,531
3.737% due 04/24/24	1,450,000	1,435,172
3.772% due 01/24/29	200,000	180,141
4.431% due 01/23/30	170,000	156,492
National Securities Clearing Corp.
1.200% due 04/23/23 ~	950,000	934,504
1.500% due 04/23/25 ~	1,000,000	922,126
Natwest Group PLC (United Kingdom)
4.519% due 06/25/24	200,000	197,689
4.892% due 05/18/29	780,000	711,158
5.076% due 01/27/30	500,000	456,247

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
New York Life Global Funding 0.950% due 06/24/25 ~	$ 840,000	$ 753,542
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,391,305
Park Aerospace Holdings Ltd. (Ireland)
4.500% due 03/15/23 ~	260,000	258,518
5.500% due 02/15/24 ~	630,000	617,171
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	575,658
Royal Bank of Canada (Canada)
1.150% due 06/10/25	1,170,000	1,057,117
1.600% due 04/17/23	1,970,000	1,942,798
3.875% due 05/04/32	1,230,000	1,084,641
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	323,842
Standard Chartered PLC (United Kingdom) 4.316% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	2,956,484
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,148,385
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	144,147
Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	1,510,000	1,469,306
1.150% due 06/12/25	1,720,000	1,547,574
4.456% due 06/08/32	2,800,000	2,560,510
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~	850,000	632,624
4.125% due 09/24/25 ~	1,050,000	1,003,256
4.488% due 05/12/26 ~	1,050,000	1,012,526
4.751% due 05/12/28 ~	1,350,000	1,268,928
7.000% due 01/31/24 ~	7,030,000	6,669,361
US Bancorp 1.450% due 05/12/25	2,450,000	2,251,760
Visa, Inc.
3.150% due 12/14/25	2,640,000	2,522,811
4.300% due 12/14/45	1,570,000	1,370,821
WEA Finance LLC/Westfield UK & Europe Finance PLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	5,890,420
Wells Fargo & Co.
2.188% due 04/30/26	3,060,000	2,797,291
2.879% due 10/30/30	980,000	806,470
3.000% due 10/23/26	2,240,000	2,032,774
3.350% due 03/02/33	590,000	479,241
3.750% due 01/24/24	1,700,000	1,674,695
4.150% due 01/24/29	1,150,000	1,058,921
4.400% due 06/14/46	1,650,000	1,262,418
4.478% due 04/04/31	3,350,000	3,068,235
4.650% due 11/04/44	1,600,000	1,275,762
4.750% due 12/07/46	2,550,000	2,045,502
4.900% due 11/17/45	1,490,000	1,222,856
5.013% due 04/04/51	10,420,000	9,022,173
5.375% due 11/02/43	2,030,000	1,764,619
5.606% due 01/15/44	1,567,000	1,414,477

		312,938,474

Industrial - 1.8%
3M Co.
2.375% due 08/26/29	990,000	812,612
3.050% due 04/15/30	340,000	289,499
3.700% due 04/15/50	2,730,000	1,992,524
Ball Corp. 3.125% due 09/15/31	1,220,000	922,235
Boeing Co.
2.196% due 02/04/26	1,190,000	1,057,113
2.700% due 02/01/27	610,000	529,893
3.200% due 03/01/29	1,480,000	1,237,606
3.250% due 02/01/35	3,350,000	2,371,328

	Principal Amount	Value
3.550% due 03/01/38	$ 460,000	$ 315,906
3.750% due 02/01/50	1,380,000	902,181
4.875% due 05/01/25	2,760,000	2,695,740
5.150% due 05/01/30	1,900,000	1,759,822
5.705% due 05/01/40	2,190,000	1,918,357
5.805% due 05/01/50	3,160,000	2,753,088
5.930% due 05/01/60	150,000	128,818
Builders FirstSource, Inc. 4.250% due 02/01/32 ~	130,000	100,009
Carrier Global Corp. 3.577% due 04/05/50	100,000	69,412
Deere & Co.
3.100% due 04/15/30	370,000	329,765
3.750% due 04/15/50	1,220,000	999,550
Eaton Corp. 4.150% due 11/02/42	410,000	338,127
General Dynamics Corp.
3.250% due 04/01/25	630,000	609,145
4.250% due 04/01/40	100,000	87,859
4.250% due 04/01/50	340,000	295,895
General Electric Co. 6.750% due 03/15/32	216,000	233,622
L3Harris Technologies, Inc.
4.854% due 04/27/35	370,000	334,753
5.054% due 04/27/45	780,000	691,572
Lockheed Martin Corp.
3.550% due 01/15/26	605,000	585,385
3.900% due 06/15/32	600,000	557,025
4.150% due 06/15/53	2,980,000	2,501,469
4.500% due 05/15/36	580,000	532,512
Northrop Grumman Corp.
2.930% due 01/15/25	1,790,000	1,708,420
3.250% due 01/15/28	2,990,000	2,724,307
5.250% due 05/01/50	890,000	852,563
Otis Worldwide Corp. 2.056% due 04/05/25	870,000	805,694
Raytheon Technologies Corp.
2.250% due 07/01/30	1,120,000	906,808
3.150% due 12/15/24	750,000	730,622
3.950% due 08/16/25	950,000	928,033
4.125% due 11/16/28	390,000	364,712
4.500% due 06/01/42	380,000	326,177
Republic Services, Inc. 2.500% due 08/15/24	1,000,000	955,594
Union Pacific Corp.
2.150% due 02/05/27	870,000	777,669
2.400% due 02/05/30	840,000	703,357
2.891% due 04/06/36	1,810,000	1,382,711
3.750% due 07/15/25	430,000	419,731
3.750% due 02/05/70	1,950,000	1,368,903
3.839% due 03/20/60	365,000	272,291
Vertiv Group Corp. 4.125% due 11/15/28 ~	570,000	459,714

		43,640,128

Technology - 1.4%
Apple, Inc.
1.125% due 05/11/25	2,770,000	2,543,797
2.450% due 08/04/26	1,610,000	1,486,004
Broadcom, Inc. 3.137% due 11/15/35 ~	4,820,000	3,387,497
Intel Corp.
1.600% due 08/12/28	1,250,000	1,033,121
3.050% due 08/12/51	240,000	154,742
3.700% due 07/29/25	620,000	604,591
4.750% due 03/25/50	920,000	796,369
International Business Machines Corp. 3.000% due 05/15/24	2,800,000	2,725,362
Microsoft Corp.
2.525% due 06/01/50	41,000	26,943
2.675% due 06/01/60	192,000	121,376

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
2.921% due 03/17/52	$ 1,497,000	$ 1,059,185
3.041% due 03/17/62	908,000	622,780
3.300% due 02/06/27	1,380,000	1,316,519
3.450% due 08/08/36	72,000	63,251
NVIDIA Corp.
2.850% due 04/01/30	580,000	497,981
3.500% due 04/01/40	2,240,000	1,745,832
3.500% due 04/01/50	2,950,000	2,168,812
3.700% due 04/01/60	1,590,000	1,142,687
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 2.700% due 05/01/25	1,030,000	956,195
Oracle Corp.
1.650% due 03/25/26	2,500,000	2,192,727
2.875% due 03/25/31	2,790,000	2,203,645
2.950% due 04/01/30	260,000	209,881
Salesforce, Inc.
3.250% due 04/11/23	1,200,000	1,194,681
3.700% due 04/11/28	1,100,000	1,043,969
Texas Instruments, Inc. 1.750% due 05/04/30	1,040,000	834,834
Workday, Inc.
3.500% due 04/01/27	650,000	602,194
3.700% due 04/01/29	1,080,000	969,914
3.800% due 04/01/32	2,420,000	2,103,329

		33,808,218

Utilities - 0.3%
Berkshire Hathaway Energy Co. 6.125% due 04/01/36	586,000	600,587
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/30	610,000	536,767
3.950% due 04/01/50	470,000	363,045
Duke Energy Ohio, Inc. 3.650% due 02/01/29	1,630,000	1,491,421
Pacific Gas and Electric Co.
2.100% due 08/01/27	810,000	655,916
2.500% due 02/01/31	350,000	255,107
3.300% due 08/01/40	210,000	134,873
3.500% due 08/01/50	490,000	299,385
Virginia Electric & Power Co. 6.350% due 11/30/37	2,130,000	2,196,316

		6,533,417

Total Corporate Bonds & Notes (Cost $1,093,308,594)		939,351,071

SENIOR LOAN NOTES - 6.7%
Communications - 0.6%
Altice France SA Term B12 (France) 6.476% (USD LIBOR + 3.688%) due 01/31/26 § ±	2,158,390	1,964,135
Charter Communications Operating LLC Term B1 4.830% (USD LIBOR + 1.750%) due 04/30/25 §	3,281,447	3,230,175
Term B2 4.830% (USD LIBOR + 1.750%) due 02/01/27 §	488,665	471,125
CSC Holdings LLC Term B 5.268% (USD LIBOR + 2.250%) due 01/15/26 § ±	789,770	740,409
Nexstar Media, Inc. Term B4 5.514% (USD LIBOR + 2.750%) due 09/18/26 §	3,229,169	3,193,177
Virgin Media Bristol LLC Term N 5.493% (USD LIBOR + 2.500%) due 01/31/28 §	3,291,848	3,149,202

	Principal Amount	Value
Term Q 6.393% (USD LIBOR + 3.250%) due 01/31/29 §	$ 620,000	$ 601,843
Ziggo Financing Partnership Term I (Netherlands) 5.514% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,237,448

		14,587,514

Consumer, Cyclical - 1.6%
Air Canada Term B (Canada) 6.643% (USD LIBOR + 3.500%) due 08/11/28 §	1,665,825	1,586,004
Alterra Mountain Co. Term B 6.514% (USD LIBOR + 3.500%) due 08/17/28 §	2,423,882	2,355,711
Caesars Resort Collection LLC Term B 6.391% (USD LIBOR + 2.750%) due 12/22/24 §	3,210,697	3,141,266
Clarios Global LP Term B 6.393% (USD LIBOR + 3.250%) due 04/30/26 §	3,675,191	3,488,370
Delta 2 Lux SARL Term B3 (Luxembourg) 5.288% (USD LIBOR + 2.500%) due 02/01/24 §	160,000	158,686
Great Outdoors Group LLC Term B2 6.830% (USD LIBOR + 3.750%) due 03/05/28 §	1,218,393	1,127,775
GVC Holdings Gibraltar Ltd. Term B4 5.514% (USD LIBOR + 2.500%) due 03/16/27 §	928,350	907,462
Harbor Freight Tools USA, Inc. Term B 5.893% (USD LIBOR + 2.750%) due 10/19/27 §	2,047,774	1,860,914
Hilton Worldwide Finance LLC Term B2 4.809% (USD LIBOR + 1.750%) due 06/21/26 §	3,293,764	3,188,775
Hunter Douglas, Inc. Term B (Netherlands) 6.532% (USD LIBOR + 3.500%) due 02/25/29 §	3,281,775	2,717,310
PCI Gaming Authority Term B 5.580% (USD LIBOR + 2.500%) due 05/31/26 §	1,747,523	1,699,029
Petco Health & Wellness Co., Inc. Term B 6.924% (USD LIBOR + 3.250%) due 03/04/28 §	1,669,127	1,584,002
Scientific Games International, Inc. Term B 5.922% (USD LIBOR + 3.000%) due 04/14/29 §	3,331,650	3,246,969
SkyMiles IP Ltd. Term B 7.378% (USD LIBOR + 3.750%) due 10/20/27 §	620,000	623,057
Station Casinos LLC Term B1 5.393% (USD LIBOR + 2.250%) due 02/08/27 §	2,648,175	2,543,352
UFC Holdings LLC Term B3 5.871% (USD LIBOR + 3.000%) due 04/29/26 §	3,364,833	3,238,651
United Airlines, Inc. Term B 6.809% (USD LIBOR + 3.750%) due 04/21/28 §	3,329,300	3,191,447

		36,658,780

Consumer, Non-Cyclical - 1.9%
Allied Universal Holdco LLC Term B 6.689% (USD LIBOR + 3.750%) due 05/14/28 §	3,275,784	2,889,343
APi Group DE, Inc. Term B 5.643% (USD LIBOR + 2.500%) due 10/01/26 §	3,168,729	3,093,472

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Belron Finance US LLC Term B 5.422% (USD LIBOR + 2.500%) due 11/13/25 § ±	$ 649,872	$ 635,250
Eyecare Partners LLC 6.826% (USD LIBOR + 3.750%) due 02/20/27 §	947,230	861,190
Froneri US, Inc. Term B (United Kingdom) 5.393% (USD LIBOR + 2.250%) due 01/31/27 §	681,064	644,244
Gainwell Acquisition Corp. Term B 7.143% (USD LIBOR + 4.000%) due 10/01/27 §	3,278,540	3,133,737
Garda World Security Corp. Term B (Canada) 7.264% (USD LIBOR + 4.250%) due 10/30/26 §	1,071,822	1,013,765
Global Medical Response, Inc. Term B 5.750% (USD LIBOR + 4.750%) due 10/02/25 §	3,112,678	2,700,248
Horizon Therapeutics USA, Inc. Term B2 4.743% (USD LIBOR + 2.000%) due 03/15/28 §	3,280,424	3,160,485
ICON Luxembourg SARL Term B (Luxembourg) 5.643% (USD LIBOR + 2.500%) due 07/01/28 §	2,772,693	2,713,196
Jazz Financing Lux SARL Term B 6.643% (USD LIBOR + 3.500%) due 05/05/28 §	2,962,698	2,868,262
Medline Borrower LP Term B 6.309% (USD LIBOR + 3.250%) due 10/21/28 §	3,701,400	3,411,973
Phoenix Guarantor, Inc.
Term B 6.393% (USD LIBOR + 3.250%) due 03/05/26 §	3,109,635	2,954,153
6.514% (USD LIBOR + 3.500%) due 03/05/26 §	1,270,650	1,207,117
Phoenix Newco, Inc. 6.493% (USD LIBOR + 3.500%) due 11/15/28 §	1,791,000	1,713,203
PRA Health Sciences, Inc. Term B (Ireland) 5.643% (USD LIBOR + 2.500%) due 07/01/28 §	690,818	675,995
Prime Security Services Borrower LLC Term B1 5.871% (USD LIBOR + 2.750%) due 09/23/26 §	3,293,940	3,196,495
Sotera Health Holdings LLC 5.802% (USD LIBOR + 2.750%) due 12/13/26 §	3,290,000	2,911,650
Triton Water Holdings, Inc. Term B 6.643% (USD LIBOR + 3.500%) due 03/31/28 §	3,140,253	2,822,303
Verscend Holding Corp. Term B 7.143% (USD LIBOR + 4.000%) due 08/27/25 §	2,922,750	2,852,115

		45,458,196

Diversified - 0.1%
First Eagle Holdings, Inc. Term B 5.643% (USD LIBOR + 2.500%) due 02/02/27 §	2,072,838	1,965,050

Financial - 1.2%
Allspring Buyer LLC Term B 6.052% (USD LIBOR + 3.250%) due 11/01/28 §	1,853,685	1,803,482
AmWINS Group, Inc. Term B 5.264% (USD LIBOR + 2.250%) due 02/19/28 §	1,729,213	1,656,956

	Principal Amount	Value
Asurion LLC
Term B7 6.143% (USD LIBOR + 3.000%) due 11/03/24 §	$1,955,852	$1,834,833
Term B8 6.330% (USD LIBOR + 3.250%) due 12/23/26 §	1,430,017	1,215,514
Term B9 6.393% (USD LIBOR + 3.250%) due 07/31/27 §	719,549	608,019
Term B10 7.047% (USD LIBOR + 4.000%) due 08/19/28 §	438,455	377,483
Castlelake Aviation One DAC Term B 5.834% (USD LIBOR + 2.750%) due 10/22/26 §	3,767,074	3,645,820
Citadel Securities LP Term B 5.643% (USD LIBOR + 2.500%) due 02/02/28 §	1,104,681	1,076,834
Deerfield Dakota Holding LLC Term B 6.792% (USD LIBOR + 3.750%) due 04/09/27 §	3,782,925	3,596,143
Edelman Financial Engines Center LLC Term B 6.893% (USD LIBOR + 3.750%) due 04/07/28 §	1,621,673	1,490,925
FinCo I LLC Term B 5.580% (USD LIBOR + 2.500%) due 06/27/25 §	1,215,845	1,206,726
FleetCor Technologies Operating Co. LLC Term B4 4.893% (USD LIBOR + 1.750%) due 04/30/28 §	1,392,389	1,346,266
Hudson River Trading LLC Term B 6.024% (USD LIBOR + 3.000%) due 03/18/28 §	449,419	407,098
Jane Street Group LLC Term B 5.863% (USD LIBOR + 2.750%) due 01/26/28 §	2,147,220	2,064,016
Setanta Aircraft Leasing DAC Term B (Ireland) 4.867% (USD LIBOR + 2.000%) due 11/05/28 §	3,290,000	3,227,724
VFH Parent LLC Term B 5.845% (USD LIBOR + 3.000%) due 01/13/29 §	1,590,000	1,524,412

		27,082,251

Industrial - 0.5%
Ali Group North America Corp. Term B 5.064% (USD LIBOR + 2.000%) due 07/22/29 §	2,417,644	2,341,085
Brookfield WEC Holdings, Inc. 5.893% (USD LIBOR + 2.750%) due 08/01/25 §	65,655	62,938
Brown Group Holding LLC Term B 5.893% (USD LIBOR + 2.750%) due 06/07/28 §	2,255,599	2,148,458
Coherent Corp. Term B 6.505% (USD LIBOR + 2.750%) due 07/01/29 §	2,610,000	2,533,874
Genesee & Wyoming, Inc. 5.755% (USD LIBOR + 2.000%) due 12/30/26 §	3,279,080	3,199,766
GFL Environmental, Inc. Term B (Canada) 6.084% (USD LIBOR + 3.000%) due 05/31/25 §	96,988	96,125
TransDigm, Inc. Term F 5.393% (USD LIBOR + 2.250%) due 12/09/25 §	205,986	197,818

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
XPO Logistics, Inc. Term B 4.893% (USD LIBOR + 1.750%) due 02/23/25 §	$ 2,170,000	$ 2,117,785

		12,697,849

Technology - 0.8%
AthenaHealth Group, Inc. Term B 6.518% (USD LIBOR + 3.500%) due 02/15/29 § j	4,161,086	3,738,736
Cloudera, Inc. Term B 6.893% (USD LIBOR + 3.750%) due 10/08/28 §	1,383,050	1,229,186
Dcert Buyer, Inc. 6.738% (USD LIBOR + 4.000%) due 10/16/26 §	3,282,191	3,139,182
Magenta Buyer LLC 8.121% (USD LIBOR + 5.000%) due 07/27/28 §	6,143,575	5,559,936
Peraton Corp. Term B 6.893% (USD LIBOR + 3.750%) due 02/01/28 §	3,282,946	3,120,030
RealPage, Inc. Term B 6.334% (USD LIBOR + 3.250%) due 04/22/28 §	1,306,027	1,225,625
Seattle SpinCo., Inc. Term B 6.104% (USD LIBOR + 2.750%) due 06/21/24 §	258,836	253,821

		18,266,516

Total Senior Loan Notes (Cost $165,283,228)		156,716,156

MORTGAGE-BACKED SECURITIES - 35.2%
Collateralized Mortgage Obligations - Commercial - 5.0%
Bank 2019-BN17 (IO) 1.177% due 04/15/52 §	36,410,209	1,832,657
BBCCRE Trust 4.715% due 08/10/33 § ~	4,965,000	4,271,666
BHMS 4.068% (USD LIBOR + 1.250%) due 07/15/35 § ~	3,500,000	3,385,183
CD Mortgage Trust (IO) 1.383% due 05/10/50 §	25,671,805	1,083,941
Citigroup Commercial Mortgage Trust 4.175% due 07/10/47 §	1,970,000	1,885,767
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	495,239
4.762% due 10/10/46 §	450,000	424,463
5.055% due 08/15/45 § ~	2,390,000	2,144,183
5.216% due 10/10/46 §	220,000	152,498
Commercial Mortgage Trust (IO) 1.747% due 10/15/45 §	6,654,026	263
Credit Suisse Mortgage Capital Certificates 5.468% (USD LIBOR + 2.650%) due 05/15/36 § ~	5,430,000	5,211,955
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~	6,800,000	6,185,593
4.373% due 09/15/37 ~	1,700,000	1,263,989
5.842% (USD LIBOR + 3.024%) due 12/15/22 § ~	18,804,084	18,778,488
8.168% (USD LIBOR + 5.350%) due 07/15/32 § ~	3,750,000	3,359,765
CSMC
4.900% due 10/25/66	5,310,000	5,309,334
5.541% (SOFR + 2.695%) due 06/15/39 § ~	1,830,000	1,827,107
DBJPM Mortgage Trust 2.890% due 08/10/49	2,010,000	1,834,387

	Principal Amount	Value
Fannie Mae
2.232% due 02/25/27	$ 2,228,407	$ 2,065,245
2.560% due 09/25/29	966,060	863,828
2.720% due 10/25/31 §	366,992	320,881
3.218% due 04/25/28 §	93,653	87,544
Fannie Mae (IO) 0.684% due 06/25/29 §	9,558,225	279,913
Fannie Mae - Aces
2.500% due 10/25/37	444,838	383,049
3.061% due 05/25/27 §	553,346	521,646
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.487% due 06/25/32 §	9,998,401	299,103
Freddie Mac (IO)
0.445% due 09/25/31 §	15,372,933	384,774
0.578% due 02/25/36 §	4,991,187	209,756
0.656% due 12/25/27 §	5,993,142	145,953
0.704% due 12/25/35 §	30,378,617	1,560,079
0.869% due 03/25/28 §	6,096,939	180,743
1.666% due 08/27/28 §	4,000,000	318,926
Freddie Mac Multifamily Structured Pass-Through Certificates
0.352% due 06/25/54 §	5,499,630	112,115
0.403% due 03/25/32 §	6,898,819	161,146
0.450% due 04/25/55 §	6,997,786	189,983
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.752% due 10/25/26 §	16,802,449	335,429
0.948% due 10/25/29 §	2,484,189	115,451
1.015% due 06/25/29 §	7,242,597	340,181
1.283% due 06/25/29 §	6,050,000	392,071
1.343% due 06/25/27 §	1,564,313	50,444
1.414% due 07/25/26 §	5,011,228	194,008
Government National Mortgage Association
1.450% due 01/16/63	2,461,248	1,994,548
1.850% due 02/16/61	1,700,000	1,076,348
2.200% due 10/16/63	2,000,000	1,619,723
2.849% due 11/16/47 §	943,710	865,349
Government National Mortgage Association (IO)
0.066% due 10/16/48 §	5,618,223	12,075
0.323% due 01/16/53 §	26,598,406	237,346
0.436% due 08/16/58 §	1,368,062	38,296
0.503% due 12/16/59 §	1,880,490	64,094
0.527% due 02/16/59 §	1,892,623	66,795
0.529% due 04/16/57 §	1,735,853	57,626
0.555% due 11/16/47 §	8,628,542	122,235
0.567% due 01/16/63 §	4,958,476	295,227
0.571% due 02/16/62 §	3,470,055	191,085
0.618% due 07/16/58 §	1,176,881	36,504
0.640% due 02/16/61 §	2,173,333	122,991
0.667% due 11/16/55 §	6,786,123	174,524
0.805% due 01/16/61 §	12,520,555	749,096
0.826% due 05/16/63 §	4,706,626	305,661
0.840% due 05/16/60 §	1,807,788	111,444
0.866% due 10/16/62 §	2,824,705	188,261
0.913% due 11/16/60 §	5,774,235	388,469
1.422% due 10/16/60 §	30,995,406	2,584,120
GS Mortgage Securities Corp. II 4.618% (USD LIBOR + 1.800%) due 09/15/31 § ~	3,937,793	3,347,852
GS Mortgage Securities Corp. Trust 3.968% (USD LIBOR + 1.150%) due 05/15/26 § ~	2,360,000	2,212,222
GS Mortgage Securities Trust
3.164% due 05/10/50	3,121,515	2,862,806
3.777% due 05/10/50 §	3,880,000	3,654,323
4.161% due 05/10/50 §	550,000	514,635
5.161% due 11/10/46 §	1,070,000	1,048,135
JP Morgan Chase Commercial Mortgage Securities Trust
2.822% due 08/15/49	3,400,000	3,106,430
4.776% due 08/15/48 §	2,470,000	2,300,161

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
5.049% due 01/15/47 §	$ 510,000	$ 499,050
6.723% due 02/15/51 §	17,697	15,876
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 § ~	53,920	26,905
5.450% due 08/12/48 §	427,045	213,086
6.193% due 09/12/49 §	45,566	44,903
Ready Capital Mortgage Financing LLC
4.284% (USD LIBOR + 1.200%) due 11/25/36 § ~	4,769,084	4,632,564
5.531% (SOFR + 2.467%) due 06/25/37 § ~	3,333,730	3,293,185
Shops at Crystals Trust 3.126% due 07/05/36 ~	7,500,000	6,507,247
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 §	3,830,000	3,500,477
4.723% due 03/15/47 §	340,000	328,307
WFRBS Commercial Mortgage Trust (IO) 1.131% due 03/15/47 §	7,398,269	64,889

		118,433,616

Collateralized Mortgage Obligations - Residential - 6.2%
Adjustable Rate Mortgage Trust
2.699% due 10/25/35 §	1,272,780	1,084,287
3.584% (USD LIBOR + 0.500%) due 03/25/36 §	338,620	121,117
Alternative Loan Trust
6.000% due 03/25/27	11,240	11,103
6.500% due 09/25/36	1,047,750	631,812
10.155% (16.940% - USD LIBOR) due 06/25/35 §	2,182,845	1,792,187
16.264% (28.600% - USD LIBOR) due 07/25/36 §	737,464	689,471
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.264% (USD LIBOR + 0.180%) due 08/25/47 § ~	133,979	112,147
Citigroup Mortgage Loan Trust
3.124% due 04/25/37 §	241,972	215,952
6.500% due 10/25/36 § ~	1,291,334	761,140
Connecticut Avenue Securities Trust
5.134% (USD LIBOR + 2.050%) due 01/25/40 § ~	1,354,032	1,335,241
5.184% (USD LIBOR + 2.100%) due 10/25/39 § ~	907,595	902,847
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	491,160	279,542
5.750% due 02/25/37	3,129,628	1,668,331
Credit Suisse Mortgage Trust
2.000% due 01/25/60 § ~	1,544,354	1,335,495
3.130% due 01/27/36 § ~	8,424,222	7,945,265
3.500% due 02/25/48 § ~	7,401,247	6,546,613
4.303% (USD LIBOR + 1.750%) due 07/25/47 § ~	84	83
CSMC Trust 2.956% due 07/25/57 § ~	9,880,000	9,057,302
DCP Rights, LLC 4.809% due 01/15/24	1,250,000	1,252,124
Fannie Mae
2.000% due 07/25/50	1,568,983	940,455
3.434% (USD LIBOR + 0.350%) due 05/25/34 §	192,896	191,004
4.000% due 07/25/40	2,306,513	2,269,408
5.500% due 04/25/42	1,484,662	1,517,538
6.000% due 05/25/42	477,743	499,412
6.500% due 06/25/39 - 07/25/42	1,064,324	1,129,410
7.000% due 05/25/42	204,732	220,216
Fannie Mae (IO)
0.023% due 10/25/35 §	161,826	6,046
0.124% due 08/25/44 §	1,338,581	54,117
0.153% due 03/25/36 §	100,120	3,858

	Principal Amount	Value
0.309% due 08/25/55 §	$ 502,578	$ 15,930
0.775% due 07/25/36 §	180,323	11,528
2.500% due 08/25/50 - 02/25/51	4,202,656	647,443
2.587% due 12/25/36 §	695,331	35,452
3.000% due 11/25/26 - 09/25/32	2,166,517	109,908
3.066% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	4,590,978	377,039
3.396% (6.480% - USD LIBOR) due 04/25/40 §	262,732	26,156
3.500% due 07/25/28 - 11/25/41	1,076,862	128,025
3.516% (6.600% - USD LIBOR) due 07/25/42 §	165,496	17,525
3.566% (6.650% - USD LIBOR) due 03/25/42 §	682,610	46,467
4.000% due 11/25/41	1,108,536	194,108
4.500% due 11/25/39	149,777	30,732
5.000% due 01/25/38 - 01/25/39	422,075	81,881
5.000% due 01/25/39 §	107,363	22,498
5.500% due 01/25/39 §	96,833	21,927
6.000% due 01/25/38 - 07/25/38	433,648	89,739
Fannie Mae (PO)
0.651% due 03/25/42	55,952	49,301
0.672% due 03/25/42	33,571	29,464
Fannie Mae Connecticut Avenue Securities
8.084% (USD LIBOR + 5.000%) due 11/25/24 §	260,895	262,563
8.334% (USD LIBOR + 5.250%) due 10/25/23 §	657,342	671,824
Fannie Mae REMICS
2.000% due 08/25/50	2,600,000	2,056,045
3.500% due 09/25/45	896,624	773,642
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	143,206	141,084
Freddie Mac
3.000% due 08/15/48	369,775	333,985
3.500% due 10/15/37	203,025	202,818
3.818% (USD LIBOR + 1.000%) due 02/15/32 §	31,021	30,903
4.000% due 12/15/39 - 04/25/52	1,387,524	1,281,919
4.081% (SOFR + 1.800%) due 01/25/51 § ~	2,597,041	2,484,276
5.000% due 02/15/30 - 03/15/35	4,630,109	4,631,971
5.384% (USD LIBOR + 2.300%) due 01/25/50 § ~	2,570,000	2,360,027
6.000% due 05/15/36	906,989	936,477
6.834% (USD LIBOR + 3.750%) due 08/25/50 § ~	71,261	71,248
Freddie Mac (IO)
0.180% due 04/15/41 §	604,426	22,699
0.250% due 01/15/38 §	54,268	484
2.000% due 10/25/50	2,190,368	302,156
2.500% due 05/25/49 - 01/25/51	12,044,725	1,826,262
3.000% due 12/15/31	345,178	19,858
3.132% (5.950% - USD LIBOR) due 10/15/41 §	467,127	40,666
3.182% (6.000% - USD LIBOR) due 05/15/44 §	2,452,785	229,078
3.212% (6.030% - USD LIBOR) due 09/15/37 §	699,313	52,739
3.232% (6.050% - USD LIBOR) due 08/15/39 §	665,027	54,044
3.412% (6.230% - USD LIBOR) due 01/15/40 §	116,455	11,251
3.432% (6.250% - USD LIBOR) due 09/15/42 §	389,263	30,205
3.472% (6.290% - USD LIBOR) due 11/15/36 §	232,252	18,933
3.500% due 06/15/27 - 04/15/43	1,192,241	85,714
4.000% due 04/15/43	81,200	4,184
Freddie Mac REMICS 2.000% due 03/25/51	5,416,228	647,582

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Freddie Mac STACR Trust 4.934% (USD LIBOR + 1.850%) due 02/25/50 § ~	$ 2,079,043	$ 2,048,223
Freddie Mac Structured Agency Credit Risk Debt Notes
7.584% (USD LIBOR + 4.500%) due 02/25/24 §	2,118,304	2,125,291
8.034% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,606,154
12.434% (USD LIBOR + 9.350%) due 04/25/28 §	2,835,730	2,932,104
Government National Mortgage Association
2.500% due 05/20/51	2,157,032	246,648
2.657% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	2,059,528	2,035,340
2.750% due 03/20/48	529,622	483,042
2.757% (USD LIBOR + 0.400%) due 08/20/70 §	180,576	178,933
2.807% (USD LIBOR + 0.450%) due 07/20/70 §	548,989	534,196
2.857% (USD LIBOR + 0.500%) due 03/20/61 - 07/20/70 §	1,407,463	1,388,886
3.000% due 07/20/49	2,546,744	2,335,723
3.493% (USD LIBOR + 1.000%) due 05/20/60 §	208,351	208,469
Government National Mortgage Association (IO)
0.475% due 11/20/42 §	139,010	2,924
2.000% due 12/20/50	8,026,993	896,777
2.500% due 08/20/50 - 02/20/51	23,747,002	3,364,825
3.161% (6.100% - USD LIBOR) due 08/16/42 §	444,924	43,816
3.211% (6.150% - USD LIBOR) due 06/16/43 §	426,831	16,399
3.261% (6.200% - USD LIBOR) due 10/16/42 §	606,935	60,829
3.466% (6.480% - USD LIBOR) due 04/20/40 §	62,751	6,716
3.500% due 04/20/27 - 04/20/50	3,526,120	544,190
3.536% (6.550% - USD LIBOR) due 06/20/40 §	1,212,223	126,110
3.636% (6.650% - USD LIBOR) due 01/20/40 §	22,824	382
3.661% (6.600% - USD LIBOR) due 04/16/42 §	1,224,859	152,614
4.000% due 04/16/45	654,863	107,938
5.000% due 10/20/44	3,184,361	618,210
GS Mortgage-Backed Securities Trust 4.000% due 05/25/62 § ~	1,917,868	1,721,695
Impac CMB Trust 3.604% (USD LIBOR + 0.520%) due 11/25/35 §	1,074,449	965,613
IndyMac INDX Mortgage Loan Trust 3.604% (USD LIBOR + 0.520%) due 06/25/35 §	863,068	703,457
JP Morgan Mortgage Trust
3.500% due 09/25/48 § ~	788,396	704,519
3.500% due 10/25/48 § ~	1,657,238	1,487,689
4.237% due 08/25/35 §	303,917	289,686
Legacy Mortgage Asset Trust
1.750% due 04/25/61 § ~	2,065,591	1,926,129
2.250% due 07/25/67 § ~	3,943,172	3,631,381
Lehman Mortgage Trust
3.834% (USD LIBOR + 0.750%) due 12/25/35 §	2,832,518	1,511,442
6.000% due 05/25/37	18,479	42,356
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	954,333	716,538
Merrill Lynch Mortgage Investors Trust 3.482% due 06/25/35 §	567,910	541,536
Morgan Stanley Mortgage Loan Trust
2.920% due 07/25/35 §	538,088	458,593
2.963% due 07/25/34 §	131,110	124,161

	Principal Amount	Value
Morgan Stanley Resecuritization Trust 1.569% (US FED + 0.710%) due 12/27/46 § ~	$ 5,643,370	$ 4,986,317
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,127,224	994,830
New Residential Mortgage Loan Trust
4.000% due 05/25/57 § ~	1,969,460	1,864,212
4.250% due 12/25/57 § ~	3,919,864	3,767,055
Nomura Resecuritization Trust 1.859% (US FED + 1.000%) due 08/26/46 § ~	3,418,805	3,137,141
PMT Credit Risk Transfer Trust 5.863% (USD LIBOR + 2.750%) due 05/27/23 § ~	3,187,434	3,069,976
PRKCM Trust
2.071% due 11/25/56 § ~	2,117,428	1,758,017
4.100% due 04/25/57 § ~	2,387,042	2,236,397
RAAC Trust 6.000% due 09/25/34	8,416	7,614
Radnor RE Ltd. (Bermuda) 4.981% (SOFR + 2.700%) due 12/27/33 § ~	8,010,000	7,754,938
Residential Asset Securitization Trust
3.584% (USD LIBOR + 0.500%) due 07/25/36 §	327,409	245,265
6.000% due 08/25/36	701,384	475,244
Structured Adjustable Rate Mortgage Loan Trust
2.878% due 08/25/36 §	2,800,596	2,055,376
3.431% due 05/25/36 §	1,177,713	838,667
Towd Point Mortgage Trust 3.750% due 09/25/62 § ~	2,600,000	2,445,724
Verus Securitization Trust 4.910% due 06/25/67 § ~	1,787,017	1,731,998
WaMu Mortgage Pass-Through Certificates Trust
2.889% due 10/25/36 §	434,661	403,252
3.853% due 07/25/37 §	1,452,706	1,372,909
4.142% due 09/25/33 §	61,847	58,468
Washington Mutual Mortgage Pass-Through Certificates Trust
1.804% (US FED + 0.700%) due 01/25/47 §	3,257,013	2,655,263
6.000% due 07/25/36	381,770	273,126

		146,114,606

Fannie Mae - 13.2%
due 10/15/52 #	1,400,000	1,218,930
1.500% due 01/01/51 - 03/01/51	6,168,650	4,753,305
2.000% due 06/01/41 - 03/01/52	72,186,372	58,961,155
2.149% due 02/01/32 §	717,747	593,620
2.500% due 03/01/38 - 09/01/61	89,089,105	75,476,732
2.500% due 02/01/52	190,613	161,279
2.810% due 04/01/25	130,000	124,507
2.930% due 06/01/30	248,890	226,132
3.000% due 07/01/35 - 05/01/52	81,349,999	72,839,848
3.160% due 05/01/29	994,096	918,625
3.200% due 02/01/29	90,576	84,386
3.250% due 05/01/29	176,312	164,739
3.450% due 03/01/29	153,898	145,580
3.500% due 12/01/34 - 04/01/52	46,774,239	42,978,622
4.000% due 10/01/42 - 06/01/57	26,650,735	25,111,175
4.260% due 11/01/32	600,000	586,215
4.370% due 12/01/32	600,000	588,032
4.410% due 10/01/32 - 11/01/32	1,400,000	1,375,739
4.440% due 11/01/32	200,000	197,436
4.500% due 04/01/23 - 08/01/58	16,783,541	16,320,073
4.520% due 11/01/32	700,000	696,616
5.000% due 07/01/33 - 06/01/41	4,375,240	4,392,597
5.500% due 04/01/37 - 11/01/38	662,735	683,798
6.000% due 04/01/33 - 07/01/41	854,217	898,473
6.500% due 05/01/40	906,545	963,829
7.000% due 02/01/39	440,563	475,805

		310,937,248

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Freddie Mac - 6.6%
1.500% due 10/01/41 - 11/01/41	$ 1,357,282	$ 1,086,637
2.000% due 09/01/41 - 02/01/52	34,300,952	28,280,155
2.097% (UST + 1.284%) due 03/01/47 §	673,835	641,365
2.500% due 04/01/41 - 03/01/52	66,044,116	56,028,785
2.873% (USD LIBOR + 1.619%) due 11/01/47 §	1,871,959	1,804,532
3.000% due 05/01/42 - 06/01/52	20,613,393	18,312,172
3.008% (USD LIBOR + 1.628%) due 11/01/48 §	5,307,720	5,043,851
3.083% (USD LIBOR + 1.621%) due 02/01/50 §	1,960,452	1,885,590
3.500% due 01/01/38 - 04/01/52	7,133,161	6,541,599
4.000% due 10/01/42 - 07/01/49	19,143,163	18,118,746
4.500% due 07/01/23 - 06/01/52	12,702,971	12,382,976
5.000% due 12/01/35 - 06/01/48	2,522,907	2,538,771
5.500% due 08/01/37 - 12/01/38	612,178	633,494
6.000% due 10/01/36 - 11/01/39	1,648,470	1,735,311
6.500% due 09/01/39	282,674	297,287
7.000% due 03/01/39	120,600	129,449

		155,460,720

Government National Mortgage Association - 4.2%
due 10/01/52 #	3,000,000	2,729,414
due 10/20/52 #	13,700,000	11,776,381
due 10/20/52 #	9,200,000	8,133,734
2.260% (USD LIBOR + 0.629%) due 08/20/60 §	388,339	386,010
2.500% due 09/20/51 - 10/20/51	7,569,883	6,536,966
3.000% due 09/15/42 - 04/20/52	29,811,612	26,484,726
3.500% due 06/20/44 - 06/20/52	16,906,439	15,550,655
4.000% due 02/20/33 - 04/20/50	12,023,812	11,387,094
4.500% due 01/20/40 - 11/20/50	9,046,843	8,866,489
5.000% due 01/15/40 - 10/20/47	4,059,176	4,097,066
5.500% due 06/15/36	169,185	178,809
6.000% due 06/20/35 - 03/20/42	2,111,018	2,263,005
6.500% due 10/20/37	290,329	308,949

		98,699,298

Total Mortgage-Backed Securities (Cost $924,349,808)		829,645,488

ASSET-BACKED SECURITIES - 3.1%
ACRES Commercial Realty Ltd. 4.139% (USD LIBOR + 1.200%) due 06/15/36 § ~	2,380,000	2,326,769
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman) 4.168% (USD LIBOR + 1.350%) due 11/15/36 § ~	3,107,000	3,075,380
Citigroup Mortgage Loan Trust 3.154% (USD LIBOR + 0.070%) due 05/25/37 §	148,288	109,122
College Ave Student Loans LLC
3.280% due 12/28/48 ~	1,488,932	1,359,561
4.484% (USD LIBOR + 1.400%) due 12/28/48 § ~	1,780,126	1,761,623
Credit Suisse European Mortgage Capital Ltd. (Ireland) 5.682% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,054,050	3,966,445
Credit-Based Asset Servicing & Securitization LLC 3.864% (USD LIBOR + 0.780%) due 07/25/33 §	596,942	559,617

	Principal Amount	Value
DB Master Finance LLC 2.791% due 11/20/51 ~	$ 2,332,375	$ 1,836,749
ECMC Group Student Loan Trust 4.434% (USD LIBOR + 1.350%) due 07/26/66 § ~	3,954,598	3,912,412
Fannie Mae Grantor Trust 2.898% due 06/25/27	536,878	499,661
FNA VI LLC 1.350% due 01/10/32 ~	2,287,666	2,093,039
Foundation Finance Trust 1.270% due 05/15/41 ~	2,321,807	2,082,837
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	465,292
GoodLeap Sustainable Home Solutions Trust 1.930% due 07/20/48 ~	2,038,303	1,641,512
Hildene Community Funding CDO Ltd. (Cayman) 2.600% due 11/01/35 ~	4,880,000	4,503,032
InStar Leasing III LLC 2.300% due 02/15/54 ~	3,420,233	2,912,280
Magnolia Finance X DAC (Ireland) 3.980% due 08/13/24	4,235,879	4,141,207
Mercury Financial Credit Card Master Trust 4.210% due 03/20/26 ~	4,000,000	3,650,853
MF1 Ltd. (Cayman) 3.634% (SOFR + 1.350%) due 02/19/37 § ~	3,655,000	3,499,034
National Collegiate Student Loan Trust 3.444% (USD LIBOR + 0.360%) due 01/26/32 §	1,200,000	903,871
Navient Private Education Refi Loan Trust 1.690% due 05/15/69 ~	3,677,362	3,325,294
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,288,366	3,778,438
Origen Manufactured Housing Contract Trust
4.067% due 10/15/37 §	2,870,458	2,640,520
4.868% due 04/15/37 §	1,949,412	1,805,600
SBA Small Business Investment Cos. 3.548% due 09/10/28	512,345	482,148
SMB Private Education Loan Trust 1.390% due 01/15/53 ~	1,634,661	1,435,830
Sofi Professional Loan Program Trust 3.340% due 08/25/47 ~	1,200,815	1,171,411
Stonepeak ABS 2.301% due 02/28/33 ~	8,123,511	7,220,657
Structured Asset Investment Loan Trust 4.084% (USD LIBOR + 1.000%) due 10/25/33 §	326,404	323,893
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	2,003,341	1,663,880
Thrust Engine Leasing DAC 4.163% due 07/15/40 ~	2,285,493	1,914,541
United States Small Business Administration
2.690% due 07/01/44	1,233,145	1,072,315
2.980% due 04/01/39	687,277	636,251

Total Asset-Backed Securities (Cost $78,061,134)		72,771,074

U.S. TREASURY OBLIGATIONS - 3.0%
U.S. Treasury Bonds - 3.0%
1.250% due 05/15/50	750,000	420,132
1.875% due 11/15/51	8,375,000	5,542,222
2.000% due 08/15/51	10,880,000	7,436,650
2.250% due 05/15/41	13,310,000	10,069,587
2.375% due 02/15/42	1,860,000	1,426,097
2.375% due 05/15/51	46,140,000	34,540,116

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
2.875% due 05/15/52	$ 370,000	$ 310,395
3.000% due 08/15/52	7,480,000	6,457,344
3.250% due 05/15/42	150,000	133,172
3.625% due 08/15/43	1,020,000	952,026
3.625% due 02/15/44 ‡	4,510,000	4,195,885

		71,483,626

Total U.S. Treasury Obligations (Cost $98,457,143)		71,483,626

FOREIGN GOVERNMENT BONDS & NOTES - 7.9%
Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	2,280,000	2,278,655
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	41,542
Argentine Republic Government (Argentina)
0.500% due 07/09/30 §	$4,824,820	974,524
1.000% due 07/09/29	412,501	79,846
1.500% due 07/09/35 §	2,473,277	450,493
3.500% due 07/09/41 §	4,140,000	890,760
Brazilian Government (Brazil)
4.625% due 01/13/28	1,480,000	1,376,645
4.750% due 01/14/50	3,780,000	2,585,029
5.000% due 01/27/45	4,390,000	3,201,309
5.625% due 01/07/41	560,000	454,160
5.625% due 02/21/47	3,600,000	2,785,864
China Government (China)
3.310% due 11/30/25 ~	CNY 66,000,000	9,525,613
3.380% due 11/21/24 ~	17,000,000	2,449,264
3.390% due 05/21/25 ~	20,500,000	2,961,040
Colombia Government (Colombia)
3.250% due 04/22/32	$1,810,000	1,227,841
4.125% due 02/22/42	1,850,000	1,056,465
5.625% due 02/26/44	2,180,000	1,451,058
Indonesia Government (Indonesia)
4.350% due 01/11/48	1,470,000	1,160,840
4.750% due 07/18/47 ~	400,000	337,348
Indonesia Treasury (Indonesia)
6.375% due 04/15/32	IDR 37,919,000,000	2,320,972
6.500% due 02/15/31	254,574,000,000	15,843,522
7.000% due 05/15/27	179,413,000,000	11,788,297
Israel Government International (Israel) 2.750% due 07/03/30	$1,290,000	1,144,811
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,366,413,230	9,865,970
Kenya Government (Kenya)
6.300% due 01/23/34 ~	$3,210,000	1,978,596
7.250% due 02/28/28 ~	1,210,000	885,218
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 346,790,000	14,862,404
7.750% due 11/13/42	660,067,500	27,212,565
8.000% due 11/07/47	537,350,000	22,519,500
8.500% due 05/31/29	55,030,000	2,576,446
10.000% due 12/05/24	28,960,000	1,428,825
Mexico Government (Mexico)
4.600% due 02/10/48	$4,270,000	3,128,468
5.750% due 10/12/10	1,450,000	1,125,395
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	650,000	472,183
7.143% due 02/23/30 ~	750,000	491,850
Panama Government (Panama)
2.252% due 09/29/32	2,630,000	1,858,315
4.500% due 04/01/56	1,230,000	834,522
Paraguay Government (Paraguay) 3.849% due 06/28/33 ~	790,000	623,427
Peruvian Government (Peru)
2.783% due 01/23/31	1,600,000	1,270,861
5.625% due 11/18/50	1,150,000	1,087,748

	Principal Amount	Value
Provincia de Buenos Aires (Argentina) 5.250% due 09/01/37 § ~	$ 1,754,172	$ 550,371
Russian Federal (Russia)
6.900% due 05/23/29	RUB1,033,350,000	5,664,543
7.000% due 01/25/23	198,150,000	1,086,204
7.000% due 08/16/23	234,570,000	1,285,849
7.050% due 01/19/28	656,291,000	3,597,609
7.250% due 05/10/34	41,210,000	225,902
7.650% due 04/10/30	1,343,710,000	7,365,852
7.700% due 03/16/39	690,870,000	3,787,161
8.150% due 02/03/27	458,179,000	2,511,612
State of Israel (Israel) 3.375% due 01/15/50	$990,000	735,684

Total Foreign Government Bonds & Notes (Cost $273,136,420)		185,418,978

SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $10,094,128; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $10,293,789)	10,091,858	10,091,858

Total Short-Term Investment (Cost $10,091,858)		10,091,858

TOTAL INVESTMENTS - 96.2% (Cost $2,642,688,185)		2,265,478,251

DERIVATIVES - (2.2%)		(51,611,611)

OTHER ASSETS & LIABILITIES, NET – 6.0%		140,438,656

NET ASSETS - 100.0%		$2,354,305,296

Notes to Schedule of Investments

(a)

An investment with a value of $41,542 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-Month USD SOFR	09/23	12	$2,896,975	$2,868,450	($28,525)
3-Month USD SOFR	03/25	1,007	244,026,333	242,473,012	(1,553,321)
AUD FX	12/22	738	49,904,662	47,346,390	(2,558,272)
Australia Treasury 10-Year Bonds	12/22	305	23,478,232	22,848,636	(629,596)
EUR FX	12/22	317	40,436,679	39,076,194	(1,360,485)
Euribor	12/22	592	144,030,365	141,791,100	(2,239,265)
Euro-Bobl	12/22	138	16,578,768	16,195,818	(382,950)
Euro-OAT	12/22	121	16,394,078	15,667,591	(726,487)
Eurodollar	12/22	2,941	716,006,089	700,766,775	(15,239,314)
Eurodollar	03/23	291	69,163,723	69,327,112	163,389
Eurodollar	06/23	384	95,278,325	91,521,600	(3,756,725)
Eurodollar	09/23	161	39,871,338	38,406,550	(1,464,788)
Eurodollar	12/23	21	5,085,457	5,014,275	(71,182)
GBP FX	12/22	96	7,036,586	6,708,600	(327,986)
JPY FX	12/22	300	26,537,221	26,113,125	(424,096)
Long Gilt	12/22	155	18,425,602	16,683,489	(1,742,113)
MXN FX	12/22	1,299	31,828,237	31,831,995	3,758
U.S. Treasury 30-Year Bonds	12/22	1,507	205,145,020	190,494,219	(14,650,801)
U.S. Treasury 5-Year Notes	12/22	8,354	927,643,442	898,120,270	(29,523,172)
U.S. Treasury Ultra 10-Year Notes	12/22	538	67,474,540	63,744,593	(3,729,947)
U.S. Treasury Ultra Long Bonds	12/22	2,726	405,532,809	373,462,000	(32,070,809)

					(112,312,687)

Short Futures Outstanding
3-Month USD SOFR	03/24	2,449	588,823,540	586,351,825	2,471,715
Euro-Bund	10/22	72	10,519,770	10,440,000	79,770
Euro-Bund	10/22	71	9,828,583	9,940,000	(111,417)
Euro-Bund	10/22	36	4,891,384	4,932,000	(40,616)
Euro-Bund	10/22	24	3,287,069	3,312,000	(24,931)
Euro-Bund	11/22	36	4,931,265	4,968,000	(36,735)
Euro-Bund	11/22	24	3,350,446	3,360,000	(9,554)
Euro-Bund	12/22	109	15,017,709	14,794,258	223,451
Euro-Buxl	12/22	80	12,572,518	11,497,164	1,075,354
Japan 10-Year Bonds	12/22	34	34,839,997	34,838,665	1,332
U.S. Treasury 2-Year Notes	12/22	312	64,145,950	64,081,875	64,075
U.S. Treasury 10-Year Notes	12/22	4,589	536,935,491	514,254,813	22,680,678

					26,373,122

Total Futures Contracts					($85,939,565)

(c)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	23,203,161	USD	15,896,230	10/22	CIT	$-	($1,052,294)
CAD	148,905,143	USD	114,926,166	10/22	CIT	-	(7,133,132)
CNH	165,442,108	USD	23,223,204	10/22	JPM	-	(47,914)
CNH	156,530,000	USD	21,734,240	10/22	MSC	192,633	-
EUR	4,846,376	NOK	48,383,731	10/22	BNP	310,519	-
EUR	2,627,000	USD	2,706,693	10/22	CIT	-	(129,633)
EUR	4,750,000	USD	4,737,033	10/22	MSC	-	(77,332)
GBP	10,597,291	USD	12,774,822	10/22	GSC	-	(938,847)
GBP	3,237,000	USD	3,504,053	12/22	GSC	115,093	-
GBP	3,252,000	USD	3,496,550	12/22	JPM	139,366	-
GBP	5,194,587	USD	5,757,940	12/22	MSC	49,896	-
IDR	173,744,602,932	USD	11,499,411	10/22	CIT	-	(153,273)
IDR	248,700,670,000	USD	16,394,243	10/22	JPM	-	(153,208)
INR	699,286,235	USD	8,762,985	10/22	JPM	-	(203,572)
INR	347,679,333	USD	4,215,189	01/23	MSC	2,498	-
JPY	4,511,529,569	USD	33,468,687	10/22	BNP	-	(2,256,466)
MXN	230,000,000	USD	11,159,685	10/22	MSC	231,308	-
NOK	174,001,625	EUR	16,813,670	10/22	BNP	-	(513,137)
USD	27,167,308	CAD	34,888,869	10/22	CIT	1,911,001	-
USD	20,230,492	CAD	26,708,696	10/22	GSC	895,947	-

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	6,514,085	CAD	8,490,920	10/22	MSC	$367,419	$-
USD	24,402,432	CNH	163,648,927	10/22	CIT	1,478,333	-
USD	23,637,402	CNH	158,323,181	10/22	JPM	1,459,339	-
USD	23,280,720	CNH	165,442,108	01/23	JPM	55,364	-
USD	21,791,730	CNH	156,530,000	01/23	MSC	-	(182,512)
USD	40,534,704	EUR	39,917,070	10/22	BNP	1,376,479	-
USD	6,974,863	GBP	6,487,000	10/22	GSC	-	(270,382)
USD	5,292,740	GBP	4,770,000	12/22	GSC	-	(40,385)
USD	451,620	GBP	409,000	12/22	MSC	-	(5,665)
USD	26,071,274	IDR	389,897,648,315	10/22	CIT	609,575	-
USD	11,994,283	IDR	179,919,970,000	10/22	JPM	244,870	-
USD	16,302,895	IDR	248,700,670,000	01/23	JPM	140,826	-
USD	4,406,654	INR	351,606,902	10/22	JPM	102,910	-
USD	4,258,167	INR	347,679,333	10/22	MSC	2,497	-
USD	1,941,800	JPY	261,836,167	10/22	CIT	131,512	-
USD	9,071,336	JPY	1,223,749,364	10/22	GSC	612,882	-
USD	58,762,111	MXN	1,226,350,602	10/22	MSC	-	(1,974,198)
USD	2,950,949	ZAR	49,737,705	10/22	MSC	206,495	-
ZAR	107,540,000	USD	6,419,992	10/22	MSC	-	(486,094)

Total Forward Foreign Currency Contracts						$10,636,762	($15,618,044)

(d)	Purchased options outstanding as of September 30, 2022 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - JPY versus USD	JPY 131.55	10/05/22	GSC	$22,344,205	$348,301	$112
Put - JPY versus USD	131.39	10/06/22	CIT	6,619,772	99,264	106
Put - JPY versus USD	131.50	10/06/22	GSC	7,397,045	112,931	126
Put - CAD versus USD	CAD 1.27	10/07/22	MSC	5,894,000	43,250	6
Put - CAD versus USD	1.27	10/11/22	CIT	2,859,000	21,614	3
Put - CAD versus USD	1.27	10/11/22	CIT	2,859,000	21,717	3
Put - CAD versus USD	1.27	10/11/22	CIT	8,594,000	65,314	8
Put - CAD versus USD	1.27	10/14/22	GSC	8,598,000	64,975	34

					$777,366	$398

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - JPY FX (10/22)	$71	10/07/22	CME	12	$1,065,000	$16,155	$1,050
Call - U.S. Treasury 5-Year Notes (11/22)	111.50	10/21/22	CME	143	15,944,500	64,521	4,469
Call - U.S. Treasury 10-Year Notes (11/22)	112.50	10/21/22	CME	36	4,050,000	39,156	32,063
Call - U.S. Treasury 30-Year Bonds (11/22)	126.00	10/21/22	CME	32	4,032,000	56,212	72,000
Call - U.S. Treasury 30-Year Bonds (11/22)	130.00	10/21/22	CME	108	14,040,000	204,686	75,937
Call - U.S. Treasury 30-Year Bonds (11/22)	131.00	10/21/22	CME	18	2,358,000	33,219	9,281
Call - U.S. Treasury 5-Year Notes (12/22)	111.75	11/25/22	CME	44	4,917,000	45,795	4,125

						$459,744	$198,925

Total Purchased Options						$1,237,110	$199,323

(e)	Premiums received and value of written options outstanding as of September 30, 2022 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - GBP versus USD	$1.20	10/24/22	JPM	$14,479,312	$141,101	($19,576)
Put - GBP versus USD	1.21	10/27/22	CIT	13,835,986	136,630	(18,167)
Put - GBP versus USD	1.08	12/22/22	GSC	5,921,000	210,995	(328,006)
Put - GBP versus USD	1.08	12/22/22	JPM	6,022,000	218,298	(364,530)
Put - GBP versus USD	1.12	12/22/22	MSC	11,925,000	257,151	(392,894)

					$964,175	($1,123,173)

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - AUD FX (10/22)	$64.50	10/07/22	CME	26	$1,677,000	$10,395	($11,960)
Call - U.S. Treasury 5-Year Notes (10/22)	107.75	10/07/22	CME	53	5,710,750	24,541	(19,047)
Call - U.S. Treasury 5-Year Notes (10/22)	108.00	10/07/22	CME	120	12,960,000	37,761	(31,875)
Call - U.S. Treasury 10-Year Notes (10/22)	112.00	10/07/22	CME	176	19,712,000	68,445	(132,000)
Call - U.S. Treasury 10-Year Notes (10/22)	112.50	10/07/22	CME	35	3,937,500	17,158	(18,047)
Call - U.S. Treasury 30-Year Bonds (10/22)	127.50	10/07/22	CME	35	4,462,500	24,268	(27,891)
Call - U.S. Treasury 30-Year Bonds (10/22)	128.00	10/07/22	CME	18	2,304,000	8,969	(11,531)
Call - U.S. Treasury 10-Year Notes (11/22)	108.50	10/21/22	CME	53	5,750,500	31,791	(16,977)
Call - U.S. Treasury 5-Year Notes (11/22)	109.00	10/21/22	CME	220	23,980,000	66,651	(44,688)
Call - U.S. Treasury 5-Year Notes (11/22)	109.25	10/21/22	CME	575	62,818,750	246,076	(89,844)
Call - U.S. Treasury 5-Year Notes (11/22)	109.50	10/21/22	CME	53	5,803,500	18,127	(6,625)
Call - U.S. Treasury 5-Year Notes (11/22)	110.00	10/21/22	CME	159	17,490,000	55,311	(12,422)
Call - U.S. Treasury 5-Year Notes (11/22)	110.25	10/21/22	CME	369	40,682,250	144,299	(23,063)
Call - U.S. Treasury 5-Year Notes (11/22)	110.50	10/21/22	CME	179	19,779,500	65,745	(9,789)
Call - U.S. Treasury 5-Year Notes (11/22)	111.00	10/21/22	CME	177	19,647,000	75,459	(6,914)
Call - U.S. Treasury 10-Year Notes (11/22)	111.00	10/21/22	CME	53	5,883,000	60,908	(91,922)
Call - U.S. Treasury 10-Year Notes (11/22)	111.50	10/21/22	CME	70	7,805,000	79,176	(99,531)
Call - U.S. Treasury 5-Year Notes (11/22)	112.00	10/21/22	CME	133	14,896,000	44,457	(3,117)
Call - U.S. Treasury 10-Year Notes (11/22)	112.75	10/21/22	CME	93	10,485,750	87,245	(72,656)
Call - U.S. Treasury 10-Year Notes (11/22)	113.00	10/21/22	CME	326	36,838,000	279,592	(224,125)
Call - U.S. Treasury 10-Year Notes (11/22)	114.00	10/21/22	CME	177	20,178,000	100,256	(71,906)
Call - U.S. Treasury 10-Year Notes (11/22)	114.50	10/21/22	CME	52	5,954,000	38,910	(15,438)
Call - U.S. Treasury 10-Year Notes (11/22)	115.00	10/21/22	CME	160	18,400,000	105,270	(37,500)
Call - U.S. Treasury 10-Year Notes (11/22)	115.50	10/21/22	CME	53	6,121,500	38,002	(9,109)
Call - U.S. Treasury 10-Year Notes (11/22)	116.00	10/21/22	CME	616	71,456,000	378,575	(86,625)
Call - U.S. Treasury 10-Year Notes (11/22)	116.50	10/21/22	CME	318	37,047,000	156,309	(34,781)
Call - U.S. Treasury 10-Year Notes (11/22)	117.50	10/21/22	CME	88	10,340,000	47,973	(5,500)
Call - U.S. Treasury 10-Year Notes (11/22)	118.00	10/21/22	CME	98	11,564,000	58,737	(4,594)
Call - U.S. Treasury 10-Year Notes (11/22)	119.00	10/21/22	CME	160	19,040,000	62,192	(7,500)
Call - U.S. Treasury 10-Year Notes (11/22)	120.00	10/21/22	CME	158	18,960,000	45,617	(4,938)
Call - U.S. Treasury 10-Year Notes (11/22)	121.00	10/21/22	CME	143	17,303,000	52,268	(4,469)
Call - U.S. Treasury 10-Year Notes (11/22)	122.00	10/21/22	CME	80	9,760,000	23,612	(1,250)
Call - U.S. Treasury 30-Year Bonds (11/22)	128.00	10/21/22	CME	64	8,192,000	62,764	(84,000)
Call - U.S. Treasury 30-Year Bonds (11/22)	132.00	10/21/22	CME	242	31,944,000	279,925	(90,750)
Call - U.S. Treasury 30-Year Bonds (11/22)	133.00	10/21/22	CME	18	2,394,000	31,750	(4,781)
Call - U.S. Treasury 30-Year Bonds (11/22)	134.00	10/21/22	CME	26	3,484,000	35,705	(5,281)
Call - U.S. Treasury 30-Year Bonds (11/22)	135.00	10/21/22	CME	35	4,725,000	41,205	(4,922)
Call - U.S. Treasury 30-Year Bonds (11/22)	144.00	10/21/22	CME	53	7,632,000	28,033	(1,656)
Call - JPY FX (11/22)	71.00	11/04/22	CME	24	2,130,000	23,940	(17,400)
Call - U.S. Treasury 5-Year Notes (12/22)	109.00	11/25/22	CME	221	24,089,000	84,212	(105,320)
Call - U.S. Treasury 5-Year Notes (12/22)	109.25	11/25/22	CME	572	62,491,000	168,862	(232,375)
Call - U.S. Treasury 5-Year Notes (12/22)	110.00	11/25/22	CME	352	38,720,000	99,079	(90,750)
Call - U.S. Treasury 10-Year Notes (12/22)	113.00	11/25/22	CME	88	9,944,000	93,348	(108,625)
Call - U.S. Treasury 10-Year Notes (12/22)	114.00	11/25/22	CME	88	10,032,000	65,160	(75,625)
Call - U.S. Treasury 10-Year Notes (12/22)	115.00	11/25/22	CME	88	10,120,000	65,832	(52,250)
Call - U.S. Treasury 10-Year Notes (12/22)	117.00	11/25/22	CME	18	2,106,000	3,344	(5,063)
Call - U.S. Treasury 10-Year Notes (12/22)	118.00	11/25/22	CME	18	2,124,000	2,219	(3,656)
Call - U.S. Treasury 30-Year Bonds (12/22)	130.00	11/25/22	CME	44	5,720,000	59,049	(72,188)
Call - Eurodollar (12/22)	96.50	12/19/22	CME	730	176,112,500	482,092	(45,625)
Call - Eurodollar (12/22)	97.00	12/19/22	CME	2895	702,037,500	2,269,197	(126,656)
Call - Eurodollar (12/22)	99.00	12/19/22	CME	24	5,940,000	7,750	(150)

						6,457,561	(2,364,707)

Put - U.S. Treasury 5-Year Notes (10/22)	107.00	10/07/22	CME	53	5,671,000	9,846	(14,492)
Put - U.S. Treasury 30-Year Bonds (10/22)	125.00	10/07/22	CME	9	1,125,000	9,547	(6,750)
Put - U.S. Treasury 5-Year Notes (11/22)	107.00	10/21/22	CME	88	9,416,000	55,192	(44,000)
Put - U.S. Treasury 5-Year Notes (11/22)	108.00	10/21/22	CME	88	9,504,000	42,473	(86,625)
Put - U.S. Treasury 10-Year Notes (11/22)	111.00	10/21/22	CME	57	6,327,000	48,386	(38,297)
Put - U.S. Treasury 10-Year Notes (11/22)	111.50	10/21/22	CME	141	15,721,500	132,567	(121,172)
Put - U.S. Treasury 10-Year Notes (11/22)	112.00	10/21/22	CME	35	3,920,000	28,924	(37,734)
Put - U.S. Treasury 10-Year Notes (11/22)	114.00	10/21/22	CME	70	7,980,000	78,082	(164,061)
Put - U.S. Treasury 30-Year Bonds (11/22)	129.00	10/21/22	CME	36	4,644,000	52,250	(128,250)

						457,267	(641,381)

Total Options on Futures						$6,914,828	($3,006,088)

Total Written Options						$7,879,003	($4,129,261)

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(f)	Swap agreements outstanding as of September 30, 2022 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Apache Corp.	Q	1.000%	06/20/26	ICE	2.336%	$3,337,000	($145,828)	($165,771)	$19,943
Apache Corp.	Q	1.000%	12/20/26	ICE	2.488%	8,446,000	(460,062)	(247,245)	(212,817)

							($605,890)	($413,016)	($192,874)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY39 5Y	Q	5.000%	12/20/27	ICE	$11,298,600	$451,950	$462,551	($10,601)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG38 5Y	Q	1.000%	06/20/27	ICE	$375,904,000	$119,699	$4,543,972	($4,424,273)
CDX IG39 5Y	Q	1.000%	12/20/27	ICE	139,636,000	(463,191)	(196,516)	(266,675)

						($343,492)	$4,347,456	($4,690,948)

Total Credit Default Swaps						($497,432)	$4,396,991	($4,894,423)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.,

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.820%	3-Month USD-LIBOR	S/Q	CME	06/04/24	$26,557,000	($944,908)	$-	($944,908)
3.370%	U.S. CPI Urban Consumers	Z/Z	LCH	11/18/26	41,067,000	(499,288)	580,206	(1,079,494)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 331,270,000	(1,461,561)	231,686	(1,693,247)
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	(2,637,352)	303,480	(2,940,832)

						($5,543,109)	$1,115,372	($6,658,481)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.970%	U.S. CPI Urban Consumers	Z/Z	LCH	11/18/23	$41,067,000	$1,135,071	($213,542)	$1,348,613
1.520%	1-Day U.S. SOFR	A/A	CME	11/20/26	46,669,000	2,749,899	(81,296)	2,831,195
0.710%	1-Day U.S. SOFR	A/A	CME	05/15/27	30,136,000	4,279,847	68,476	4,211,371
1.130%	1-Day U.S. SOFR	A/A	CME	08/15/28	52,554,000	7,257,628	302,168	6,955,460
1.220%	1-Day U.S. SOFR	A/A	CME	08/15/28	34,412,000	4,586,657	(2,220)	4,588,877

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.850%	1-Day U.S. SOFR	A/A	CME	02/15/29	$27,350,000	$1,249,084	$76,992	$1,172,092
3.270%	1-Day U.S. SOFR	A/A	CME	04/30/29	52,888,000	1,291,357	(541,584)	1,832,941
1.730%	1-Day U.S. SOFR	A/A	CME	10/20/31	29,884,000	1,855,672	155,477	1,700,195
2.000%	1-Day U.S. SOFR	A/A	CME	03/18/32	16,189,000	1,962,416	131,224	1,831,192
0.560%	1-Day U.S. SOFR	A/A	CME	07/20/45	30,684,000	13,221,996	379,274	12,842,722
0.640%	1-Day JPY-TONAR	S/S	CME	05/09/46	JPY2,649,800,000	1,431,400	3,542	1,427,858
1.520%	1-Day U.S. SOFR	A/A	CME	02/15/47	$16,888,000	4,706,159	(10,812)	4,716,971
1.730%	1-Day U.S. SOFR	A/A	CME	02/15/47	10,330,000	2,510,163	255,989	2,254,174
1.630%	1-Day U.S. SOFR	A/A	CME	05/15/47	10,060,000	2,654,294	406,525	2,247,769
1.650%	1-Day U.S. SOFR	A/A	CME	08/15/47	4,402,000	1,152,076	442,540	709,536
2.510%	1-Day U.S. SOFR	A/A	CME	02/15/48	10,389,000	1,202,029	68,168	1,133,861
2.600%	1-Day U.S. SOFR	A/A	CME	02/15/48	14,374,000	1,411,752	988,039	423,713
2.620%	1-Day U.S. SOFR	A/A	CME	02/15/48	11,765,000	1,141,359	(7,177)	1,148,536
3.050%	1-Day U.S. SOFR	A/A	CME	02/15/48	12,094,000	277,943	372,814	(94,871)
2.500%	1-Day U.S. SOFR	A/A	CME	04/21/52	14,812,000	1,539,169	29,296	1,509,873

						$57,615,971	$2,823,893	$54,792,078

Total Interest Rate Swaps						$52,072,862	$3,939,265	$48,133,597

Total Swap Agreements						$51,575,430	$8,336,256	$43,239,174

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$939,351,071	$-	$939,351,071	$-
	Senior Loan Notes	156,716,156	-	153,376,362	3,339,794
	Mortgage-Backed Securities	829,645,488	-	829,645,488	-
	Asset-Backed Securities	72,771,074	-	72,771,074	-
	U.S. Treasury Obligations	71,483,626	-	71,483,626	-
	Foreign Government Bonds & Notes	185,418,978	-	185,418,978	-
	Short-Term Investment	10,091,858	-	10,091,858	-
	Derivatives:
	Credit Contracts
	Swaps	19,943	-	19,943	-
	Foreign Currency Contracts				-
	Futures	3,758	3,758	-	-
	Forward Foreign Currency Contracts	10,636,762		10,636,762	-
	Purchased Options	1,448	-	1,448	-

	Total Foreign Currency Contracts	10,641,968	3,758	10,638,210	-

	Interest Rate Contracts				-
	Futures	26,759,764	26,759,764		-
	Purchased Options	197,875		197,875	-
	Swaps	54,886,949	-	54,886,949	-

	Total Interest Rate Contracts	81,844,588	26,759,764	55,084,824	-

	Total Asset - Derivatives	92,506,499	26,763,522	65,742,977	-

	Total Assets	2,357,984,750	26,763,522	2,327,881,434	3,339,794

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(4,914,366)	-	(4,914,366)	-
	Foreign Currency Contracts				-
	Futures	(4,670,839)	(4,670,839)	-	-
	Forward Foreign Currency Contracts	(15,618,044)	-	(15,618,044)	-
	Written Options	(1,152,533)	-	(1,152,533)	-

	Total Foreign Currency Contracts	(21,441,416)	(4,670,839)	(16,770,577)	-

	Interest Rate Contracts		-		-
	Futures	(108,032,248)	(108,032,248)		-
	Written Options	(2,976,728)		(2,976,728)	-
	Swaps	(6,753,352)		(6,753,352)	-

	Total Interest Rate Contracts	(117,762,328)	(108,032,248)	(9,730,080)	-

	Total Liabilities - Derivatives	(144,118,110)	(112,703,087)	(31,415,023)	-

	Total Liabilities	(144,118,110)	(112,703,087)	(31,415,023)	-

	Total	$2,213,866,640	($85,939,565)	$2,296,466,411	$3,339,794

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.8%
SPDR Blackstone Senior Loan	154,777	$6,325,736
SPDR Bloomberg Short Term High Yield Bond	306,031	7,277,417

		13,603,153

Total Exchange-Traded Funds (Cost $14,888,686)		13,603,153

	Principal Amount
CORPORATE BONDS & NOTES - 6.6%
Communications - 1.5%
CSC Holdings LLC 6.500% due 02/01/29 ~	$2,500,000	2,211,913
Uber Technologies, Inc. 8.000% due 11/01/26 ~	9,000,000	8,998,515

		11,210,428

Consumer, Cyclical - 1.6%
American Airlines Inc 11.750% due 07/15/25 ~	4,000,000	4,183,680
Carnival Corp. 9.875% due 08/01/27 ~	1,500,000	1,472,760
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	2,750,000	2,483,800
8.500% due 10/30/25 ~	500,000	437,824
Merlin Entertainments Ltd. (United Kingdom) 5.750% due 06/15/26 ~	3,287,000	3,065,884

		11,643,948

Consumer, Non-Cyclical - 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625% due 07/15/26 ~	2,000,000	1,786,140
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	3,000,000	2,269,365
CoreLogic, Inc. 4.500% due 05/01/28 ~	1,250,000	851,825

		4,907,330

Financial - 1.5%
Acrisure LLC/Acrisure Finance, Inc. 7.000% due 11/15/25 ~	2,000,000	1,831,100
AssuredPartners, Inc. 7.000% due 08/15/25 ~	7,450,000	6,893,775
HUB International Ltd. 7.000% due 05/01/26 ~	2,750,000	2,612,500

		11,337,375

Industrial - 1.3%
TransDigm, Inc. 6.250% due 03/15/26 ~	10,226,000	9,936,502

Total Corporate Bonds & Notes (Cost $53,491,003)		49,035,583

	Principal Amount	Value
SENIOR LOAN NOTES - 90.1%
Basic Materials - 2.6%
Herens US Holdco Corp. Term B (Switzerland) 7.143% (USD LIBOR + 4.000%) due 07/03/28 §	$6,436,493	$5,788,821
Vantage Specialty Chemicals, Inc. Term B 6.288% (USD LIBOR + 3.500%) due 10/28/24 §	6,795,187	6,574,344
Vibrantz Technologies, Inc. Term B 6.791% , (USD LIBOR + 4.250%) due 04/21/29 §	8,500,000	6,888,544

		19,251,709

Communications - 6.9%
Arches Buyer, Inc. 6.330% (USD LIBOR + 3.250%) due 12/06/27 §	8,628,781	7,809,047
CNT Holdings I Corp. Term B
6.893% (USD LIBOR + 3.750%) due 11/08/27 §	6,093,895	5,817,769
(2nd Lien) 9.893% (USD LIBOR + 6.750%) due 11/06/28 §	6,620,000	6,305,550
Hunter US Bidco, Inc. Term B (United Kingdom) 7.264% (USD LIBOR + 4.250%) due 08/19/28 § ±	5,685,469	5,386,982
MH Sub I LLC 6.764% (USD LIBOR + 3.750%) due 09/15/24 §	3,254,542	3,108,087
Pug LLC Term B 6.318% (USD LIBOR + 3.500%) due 02/13/27 § ±	10,179,925	8,907,434
7.363% , (USD LIBOR + 4.250%) due 02/13/27 § ±	309,219	273,659
Uber Technologies, Inc. Term B
6.580% (USD LIBOR + 3.500%) due 02/25/27 §	2,976,253	2,909,288
due 04/04/25 § ∞	3,955,975	3,883,861
Xplornet Communications, Inc.
(2nd Lien) 10.143% (USD LIBOR + 7.000%) due 10/01/29 § ±	500,000	438,750
Term B 7.143% (USD LIBOR + 4.000%) due 10/01/28 §	6,941,165	6,114,007

		50,954,434

Consumer, Cyclical - 11.8%
BCPE Empire Holdings, Inc.
7.042% (USD LIBOR + 4.000%) due 06/11/26 § ±	740,464	712,697
7.121% (USD LIBOR + 4.000%) due 06/11/26 §	1,237,523	1,186,476
7.649% (USD LIBOR + 4.625%) due 06/11/26 §	997,494	970,063
Carnival Corp.
Term B 6.143% (USD LIBOR + 3.000%) due 06/30/25 §	6,900,450	6,313,911
6.264% (USD LIBOR + 3.250%) due 10/18/28 §	5,955,000	5,210,625
ClubCorp Holdings, Inc. Term B 5.509% (USD LIBOR + 2.750%) due 09/18/24 §	10,083,288	9,311,917
Fertitta Entertainment LLC Term B 7.047% (SOFR + 4.000%) due 01/27/29 §	9,893,493	9,203,699

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
First Brands Group LLC Term B 8.042% (USD LIBOR + 5.000%) due 03/30/27 §	$3,709,874	$3,574,234
Great Outdoors Group LLC Term B2 6.830% (USD LIBOR + 3.750%) due 03/05/28 §	11,119,539	10,292,523
Hunter Douglas, Inc. Term B (Netherlands) 6.532% (SOFR + 3.500%) due 02/25/29 §	6,184,500	5,120,766
MIC Glen LLC (2nd Lien) 9.809% (USD LIBOR + 6.750%) due 07/21/29 §	750,000	718,125
PetSmart LLC Term B 6.893% (USD LIBOR + 3.750%) due 02/12/28 §	8,197,349	7,777,235
Playa Resorts Holding BV Term B 5.944% (USD LIBOR + 2.750%) due 04/27/24 §	10,027,911	9,702,003
SRS Distribution, Inc.
Term B 6.547% (SOFR + 3.500%) due 06/04/28 §	995,000	918,509
6.893% (USD LIBOR + 3.750%) due 06/04/28 §	7,944,912	7,314,285
Sunset Debt Merger Sub, Inc. Term B 7.143% (USD LIBOR + 4.000%) due 10/06/28 §	5,721,250	4,491,181
Tecta America Corp. 7.393% (USD LIBOR + 4.250%) due 04/09/28 §	2,108,698	2,013,807
United Airlines, Inc. Term B 6.809% (USD LIBOR + 3.750%) due 04/21/28 §	2,439,970	2,338,940

		87,170,996

Consumer, Non-Cyclical - 23.0%
Air Methods Corp. 6.266% (USD LIBOR + 3.500%) due 04/21/24 §	1,983,658	1,601,803
Allied Universal Holdco LLC Term B 6.689% (USD LIBOR + 3.750%) due 05/14/28 §	8,469,804	7,470,630
Bausch & Lomb, Inc. Term B 6.292% (SOFR + 3.250%) due 05/10/27 §	5,735,625	5,342,494
CoreLogic, Inc. (2nd Lien)
9.625% (LIBOR + 6.50%) due 06/04/29 §	4,000,000	3,020,000
Term B 6.643% (USD LIBOR + 3.500%) due 06/02/28 §	6,439,962	4,883,636
Corgi Bidco, Inc. due 09/20/29 ∞	6,000,000	5,620,020
Curium Bidco SARL Term B (Luxembourg) 7.393% (USD LIBOR + 4.250%) due 12/09/27 § ±	3,712,570	3,508,379
Dermatology Intermediate Holdings III, Inc. 7.292% (SOFR + 4.250%) due 04/01/29 § ± f	1,496,840	1,429,483
Eyecare Partners LLC 7.542% (USD LIBOR + 4.500%) due 11/15/28 § ±	1,000,000	935,000
Flynn Canada Term B (Canada) 7.625% (LIBOR + 4.50%) due 07/31/28 §	1,949,849	1,745,115
Gainwell Acquisition Corp. Term B 7.143% (USD LIBOR + 4.000%) due 10/01/27 §	12,243,642	11,702,877
Heartland Dental LLC
6.538% (USD LIBOR + 3.750%) due 04/30/25 §	6,998,921	6,469,628
Term B 6.993% (USD LIBOR + 4.000%) due 04/30/25 §	1,493,700	1,390,634

	Principal Amount	Value
Mavis Tire Express Services Topco Corp. 7.042% (SOFR + 4.000%) due 05/04/28 §	$10,903,467	$10,258,342
Midwest Veterinary Partners LLC 7.042% (USD LIBOR + 4.000%) due 04/30/28 § ±	10,672,343	10,032,002
Packaging Coordinators Midco, Inc. 6.894% (USD LIBOR + 3.750%) due 11/30/27 §	11,884,434	11,316,952
Pathway Vet Alliance LLC Term B 6.893% (USD LIBOR + 3.750%) due 03/31/27 §	13,806,332	12,235,862
PECF USS Intermediate Holding III Corp. Term B 7.264% (USD LIBOR + 4.250%) due 12/15/28 §	1,240,625	1,064,611
PetVet Care Centers LLC
(2nd Lien) 9.192% (USD LIBOR + 6.250%) due 02/15/26 §	4,500,000	4,311,563
Term B 6.171% (USD LIBOR + 3.250%) due 02/14/25 §	4,568,482	4,228,701
Term B3 6.514% (USD LIBOR + 3.500%) due 02/15/25 §	12,326,078	11,494,067
Precision Medicine Group LLC
6.014% (USD LIBOR + 3.000%) due 11/20/27 § ± f	134,537	124,783
Term B 6.014% (USD LIBOR + 3.000%) due 11/20/27 § ±	3,535,259	3,278,953
Snacking Investments US LLC Term B (Australia) 7.014% (USD LIBOR + 4.000%) due 12/01/26 § ±	1,630,283	1,569,147
Southern Veterinary Partners LLC 7.143% (USD LIBOR + 4.000%) due 10/05/27 §	10,320,460	9,791,537
Spin Holdco, Inc. Term B 7.143% (USD LIBOR + 4.000%) due 03/04/28 §	8,151,415	7,180,035
Sunshine Luxembourg VII SARL Term B (Luxembourg) 6.893% (USD LIBOR + 3.750%) due 10/02/26 §	17,079,579	15,942,728
Team Health Holdings, Inc. Term B 8.292% (USD LIBOR + 5.250%) due 02/02/27 §	6,378,053	5,477,153
WCG Purchaser Corp. Term B 7.080% (USD LIBOR + 4.000%) due 01/08/27 §	7,086,118	6,669,809

		170,095,944

Energy - 1.2%
Traverse Midstream Partners LLC Term B 7.285% (USD LIBOR + 4.250%) due 09/27/24 §	8,923,733	8,743,027

Financial - 11.3%
Acrisure LLC Term B1
6.318% (USD LIBOR + 3.500%) due 02/15/27 §	3,645,857	3,340,516
Term B3 7.330% (USD LIBOR + 4.250%) due 02/15/27 § ±	5,458,750	5,144,872

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Alliant Holdings Intermediate LLC Term B4 6.643% (USD LIBOR + 3.500%) due 11/12/27 §	$8,808,155	$8,385,046
Apex Group Treasury LLC
Term B (Ireland) due 07/27/28 § ± ∞	8,722,691	8,330,170
8.024% (USD LIBOR + 5.000%) due 07/27/28 § ±	750,000	733,125
AssuredPartners, Inc.
6.542% (USD LIBOR + 3.500%) due 02/13/27 §	997,494	945,749
Term B 6.318% (USD LIBOR + 3.500%) due 02/13/27 §	2,035,186	1,929,356
6.643% (USD LIBOR + 3.500%) due 02/13/27 §	9,429,720	8,931,718
Deerfield Dakota Holding LLC
Term B 6.792% (USD LIBOR + 3.750%) due 04/09/27 §	8,099,744	7,699,819
(2nd Lien) 9.834% (USD LIBOR + 6.750%) due 04/14/28 § ±	10,460,000	10,172,350
HUB International Ltd.
Term B 5.830% (USD LIBOR + 3.000%) due 04/25/25 §	161,630	155,726
Term B3 6.309% (USD LIBOR + 3.250%) due 04/25/25 §	17,572,190	16,962,646
OneDigital Borrower LLC Term B due 11/16/27 § ± ∞	10,184,959	9,522,937
USI, Inc. Term B 6.100% (USD LIBOR + 3.000%) due 05/16/24 §	1,217,063	1,187,524

		83,441,554

Industrial - 15.1%
Artera Services LLC 6.580% (USD LIBOR + 3.500%) due 03/06/25 §	1,728,125	1,419,943
ASP LS Acquisition Corp. 7.643% (USD LIBOR + 4.500%) due 05/07/28 §	3,967,444	3,376,294
Charter Next Generation, Inc. 6.834% (USD LIBOR + 3.750%) due 12/01/27 §	7,170,140	6,810,350
Clydesdale Acquisition Holdings, Inc. 7.095% (SOFR + 4.250%) due 04/13/29 §	2,493,750	2,359,264
Dynasty Acquisition Co., Inc. 6.643% (USD LIBOR + 3.500%) due 04/08/26 §	5,681,270	5,255,175
Engineered Components & Systems LLC Term B 9.143% (USD LIBOR + 6.000%) due 08/02/28 § ±	1,985,000	1,756,725
Engineered Machinery Holdings, Inc. 6.893% (USD LIBOR + 3.750%) due 05/21/28 §	4,297,963	4,142,162
Filtration Group Corp. Term B 6.743% (USD LIBOR + 3.000%) due 03/29/25 §	331,284	318,999
First Student Bidco, Inc.
Term B 6.059% (USD LIBOR + 3.000%) due 07/21/28 §	2,182,714	2,017,192
Term C 6.059% (USD LIBOR + 3.000%) due 07/21/28 §	811,788	750,228
GFL Environmental, Inc. Term B (Canada) 6.084% (USD LIBOR + 3.000%) due 05/31/25 §	1,844,747	1,828,349

	Principal Amount	Value
Graham Packaging Co., Inc. 6.113% (USD LIBOR + 3.000%) due 08/04/27 §	$3,585,986	$3,414,905
Kenan Advantage Group, Inc. Term B1 6.830% (USD LIBOR + 3.750%) due 03/24/26 §	1,965,000	1,868,715
KKR Apple Bidco LLC Term B 7.032% (USD LIBOR + 4.000%) due 09/23/28 §	1,000,000	983,125
Kloeckner Pentaplast of America, Inc. Term B (Luxembourg) 7.893% (USD LIBOR + 4.750%) due 02/09/26 § ±	5,560,486	4,809,821
LABL, Inc. Term B 8.128% (USD LIBOR + 5.000%) due 10/29/28 §	10,565,133	9,585,217
LTI Holdings, Inc. Term B 6.668% (USD LIBOR + 3.500%) due 09/06/25 §	6,663,965	6,191,937
Mauser Packaging Solutions Holding Co. Term B due 04/03/24 § ∞	13,534,949	12,655,178
Pregis TopCo LLC 7.084% (USD LIBOR + 4.000%) due 08/01/26 §	742,500	710,016
Term B 7.143% (USD LIBOR + 4.000%) due 08/01/26 §	1,957,310	1,867,601
Pretium PKG Holdings, Inc. 7.143% (USD LIBOR + 4.000%) due 10/01/28 §	2,977,500	2,694,637
(2nd Lien) 9.893% (USD LIBOR + 6.750%) due 10/01/29 §	250,000	215,625
Pro Mach Group, Inc. Term B due 08/31/28 § ∞	5,700,680	5,449,850
Proampac PG Borrower LLC Term B 6.863% (USD LIBOR + 3.750%) due 11/03/25 §	6,440,723	6,040,864
SPX FLOW, Inc. Term B 7.542% (SOFR + 4.500%) due 04/05/29 §	6,375,000	5,904,844
Standard Aero Ltd. 6.643% (USD LIBOR + 3.500%) due 04/08/26 §	3,054,446	2,825,363
Star US Bidco LLC Term B 7.363% (USD LIBOR + 4.250%) due 03/17/27 §	2,688,706	2,554,270
TransDigm, Inc. Term G 5.393% (USD LIBOR + 2.250%) due 08/22/24 §	1,408,930	1,371,946
USIC Holdings, Inc. Term B 6.439% (USD LIBOR + 3.500%) due 05/14/28 §	6,947,368	6,530,526
(2nd Lien) 9.439% (USD LIBOR + 6.500%) due 05/14/29 §	4,250,000	3,945,415
WP CPP Holdings LLC Term B 6.538% (USD LIBOR + 3.750%) due 04/30/25 §	2,258,658	2,028,087

		111,682,623

Technology - 17.2%
Applied Systems, Inc.
(2nd Lien) 8.643% (USD LIBOR + 5.500%) due 09/19/25 §	7,653,223	7,557,557
Term B 6.393% (USD LIBOR + 3.000%) due 09/19/24 §	3,116,075	3,047,911

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
AthenaHealth Group, Inc. Term B 6.518% (SOFR + 3.500%) due 02/15/29 § f	$7,483,968	$6,724,344
Azalea Topco, Inc. Term B 6.792% (SOFR + 3.750%) due 07/25/26 § ±	2,338,250	2,136,576
Central Parent, Inc. (United Kingdom) 7.542% (SOFR + 4.500%) due 07/06/29 §	6,750,000	6,514,803
Epicor Software Corp.
(2nd Lien) 10.893% (USD LIBOR + 7.750%) due 07/31/28 §	12,002,673	11,756,619
Term C 6.393% (USD LIBOR + 3.250%) due 07/31/27 §	4,592,400	4,307,290
Finastra USA, Inc. Term B 7.065% (USD LIBOR + 3.500%) due 06/13/24 §	13,813,072	12,135,764
Peraton Corp.
(2nd Lien) 10.893% (USD LIBOR + 7.750%) due 02/01/29 §	3,941,617	3,729,755
Term B 6.893% (USD LIBOR + 3.750%) due 02/01/28 §	7,423,288	7,054,908
Polaris Newco LLC Term B 7.143% (USD LIBOR + 4.000%) due 06/04/28 §	12,287,132	11,370,205
Project Ruby Ultimate Parent Corp. Term B 6.393% (USD LIBOR + 3.250%) due 03/10/28 §	2,129,291	1,994,880
RealPage, Inc. (2nd Lien) 9.584% (USD LIBOR + 6.500%) due 04/22/29 §	14,575,549	14,138,282
Sophia LP
(2nd Lien) 11.674% (LIBOR + 8.000%) due 10/07/28 §	4,750,000	4,738,125
Term B 6.621% (USD LIBOR + 3.500%) due 10/07/27 §	736,931	710,218
Sovos Compliance LLC Term B 7.643% (USD LIBOR + 4.500%) due 08/12/28 §	10,925,599	10,461,261
UKG, Inc. 6.393% (USD LIBOR + 3.250%) due 05/03/26 §	5,163,570	4,897,326
6.582% (USD LIBOR + 3.750%) due 05/03/26 §	7,938,619	7,583,032
(2nd Lien) 8.393% (USD LIBOR + 5.250%) due 05/03/27 §	6,750,000	6,412,500

		127,271,356

Utilities - 1.0%
PG&E Corp. Term B 6.143% (USD LIBOR + 3.000%) due 06/23/25 §	7,992,663	7,672,957

Total Senior Loan Notes (Cost $708,373,148)		666,284,600

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $10,024,724; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $10,223,009)	$10,022,469	$10,022,469

Total Short-Term Investment (Cost $10,022,469)		10,022,469

TOTAL INVESTMENTS - 99.9% (Cost $786,775,306)		738,945,805

OTHER ASSETS & LIABILITIES, NET - 0.1%		885,409

NET ASSETS - 100.0%		$739,831,214

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$13,603,153	$13,603,153	$-	$-
	Corporate Bonds & Notes	49,035,583	-	49,035,583	-
	Senior Loan Notes	666,284,600	-	587,080,755	79,203,845
	Short-Term Investment	10,022,469	-	10,022,469	-

	Total	$738,945,805	$13,603,153	$646,138,807	$79,203,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended September 30, 2022:

Senior Loan Notes
Value, Beginning of Period	$16,066,757
Purchases	23,508,798
Sales (Includes Paydowns)	(8,455,411)
Accrued Discounts (Premiums)	27,019
Net Realized Gains (Losses)	(63,784)
Change in Net Unrealized Appreciation (Depreciation)	(1,697,074)
Transfers In	51,004,016
Transfers Out	(1,186,476)

Value, End of Period	$79,203,845

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($1,634,627)

The table below shows transfers to/from Level 3:

Amount	Level Transfer		Change in Fair Valuation Measurement Inputs
Transferred	From	To	From	To

$51,004,016	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
1,186,476	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $79,203,845 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Industrial - 0.0%
TNT Crane & Rigging *	11,518	$128,138

Total Common Stocks (Cost $4,391,414)		128,138

	Principal Amount
CORPORATE BONDS & NOTES - 88.4%
Basic Materials - 3.3%
Constellium SE
5.625% due 06/15/28 ~	$1,250,000	1,027,499
5.875% due 02/15/26 ~	292,000	268,240
Hecla Mining Co. 7.250% due 02/15/28	7,050,000	6,554,279
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	600,000	481,950
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	4,600,000	3,836,216
JW Aluminum Continuous Cast Co. 10.250% due 06/01/26 ~	1,250,000	1,283,063
Novelis Corp.
3.875% due 08/15/31 ~	2,925,000	2,188,046
4.750% due 01/30/30 ~	5,833,000	4,797,817
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	3,550,000	3,270,438
SPCM SA (France)
3.125% due 03/15/27 ~	600,000	516,843
3.375% due 03/15/30 ~	5,250,000	4,109,831
TMS International Corp. 6.250% due 04/15/29 ~	7,425,000	5,285,115

		33,619,337

Communications - 12.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~	1,850,000	1,422,169
4.250% due 01/15/34 ~	1,450,000	1,041,281
4.750% due 03/01/30 ~	10,400,000	8,462,584
5.000% due 02/01/28 ~	675,000	583,176
5.375% due 06/01/29 ~	11,700,000	10,266,750
6.375% due 09/01/29 ~	2,225,000	2,046,867
Ciena Corp. 4.000% due 01/31/30 ~	5,700,000	4,767,394
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/28 ~	275,000	208,094
Clear Channel Worldwide Holdings, Inc. 5.125% due 08/15/27 ~	5,950,000	5,035,944
Cogent Communications Group, Inc. 7.000% due 06/15/27 ~	2,675,000	2,519,051
CommScope, Inc.
4.750% due 09/01/29 ~	1,525,000	1,246,764
8.250% due 03/01/27 ~	700,000	579,411
CommScope Technologies LLC 6.000% due 06/15/25 ~	7,021,000	6,248,199
CSC Holdings LLC
3.375% due 02/15/31 ~	3,300,000	2,331,731
4.625% due 12/01/30 ~	2,400,000	1,636,380
5.250% due 06/01/24	2,600,000	2,408,588
5.375% due 02/01/28 ~	650,000	568,562
5.750% due 01/15/30 ~	4,300,000	3,064,180
6.500% due 02/01/29 ~	6,550,000	5,795,211
7.500% due 04/01/28 ~	625,000	510,800

	Principal Amount	Value
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	$3,750,000	$3,224,512
5.875% due 10/15/27 ~	1,175,000	1,055,749
GoTo Group, Inc. 5.500% due 09/01/27 ~	4,850,000	2,985,110
Lamar Media Corp.
3.625% due 01/15/31	2,750,000	2,166,794
3.750% due 02/15/28	5,425,000	4,746,332
4.000% due 02/15/30	325,000	273,000
Level 3 Financing, Inc.
3.625% due 01/15/29 ~	1,925,000	1,428,350
3.750% due 07/15/29 ~	575,000	422,513
4.625% due 09/15/27 ~	8,900,000	7,387,356
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	5,500,000	4,630,857
4.500% due 01/15/29 ~	1,050,000	739,268
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/29 ~	1,750,000	1,376,970
4.625% due 03/15/30 ~	450,000	351,229
5.000% due 08/15/27 ~	6,225,000	5,445,599
Sirius XM Radio, Inc. 3.875% due 09/01/31 ~	2,425,000	1,885,971
Sprint Capital Corp. 8.750% due 03/15/32	3,500,000	4,063,937
Sprint Corp.
7.625% due 02/15/25	2,950,000	3,029,022
7.875% due 09/15/23	1,925,000	1,947,850
T-Mobile USA, Inc.
2.625% due 02/15/29	275,000	227,613
2.875% due 02/15/31	150,000	121,081
3.375% due 04/15/29	3,100,000	2,683,050
3.500% due 04/15/31	1,650,000	1,389,168
Twitter, Inc. 5.000% due 03/01/30 ~	3,675,000	3,529,488
Uber Technologies, Inc.
4.500% due 08/15/29 ~	5,625,000	4,739,062
7.500% due 05/15/25 ~	1,300,000	1,298,661
8.000% due 11/01/26 ~	6,075,000	6,073,998

		127,965,676

Consumer, Cyclical - 18.2%
Affinity Gaming 6.875% due 12/15/27 ~	5,400,000	4,412,529
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/29 ~	5,170,000	4,520,002
American Airlines Pass-Through Trust Class B 5.250% due 07/15/25	2,436,560	2,323,764
Aramark Services, Inc. 6.375% due 05/01/25 ~	5,935,000	5,825,054
Boyd Gaming Corp.
4.750% due 12/01/27	100,000	88,700
4.750% due 06/15/31 ~	9,363,000	7,596,015
Caesars Entertainment, Inc.
6.250% due 07/01/25 ~	4,050,000	3,909,951
8.125% due 07/01/27 ~	4,525,000	4,332,280
CDI Escrow Issuer, Inc. 5.750% due 04/01/30 ~	5,625,000	4,921,369
Cedar Fair LP 5.250% due 07/15/29	9,250,000	7,954,815
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 6.500% due 10/01/28	1,775,000	1,645,265
Clarios Global LP/Clarios US Finance Co.
6.250% due 05/15/26 ~	3,600,000	3,442,824
8.500% due 05/15/27 ~	1,175,000	1,124,240
Dornoch Debt Merger Sub, Inc. 6.625% due 10/15/29 ~	3,510,000	2,535,284
Empire Resorts, Inc. 7.750% due 11/01/26 ~	1,100,000	926,266

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~	$4,450,000	$3,689,495
6.750% due 01/15/30 ~	3,650,000	2,780,862
Ford Motor Co.
3.250% due 02/12/32	15,900,000	11,480,674
4.346% due 12/08/26	6,967,000	6,402,673
6.100% due 08/19/32	1,625,000	1,435,362
Ford Motor Credit Co. LLC
3.375% due 11/13/25	600,000	530,968
4.000% due 11/13/30	1,600,000	1,251,568
4.950% due 05/28/27	1,200,000	1,073,916
Foundation Building Materials, Inc. 6.000% due 03/01/29 ~	3,200,000	2,341,671
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% due 07/01/31 ~	4,175,000	3,192,915
5.000% due 06/01/29 ~	2,775,000	2,243,796
IRB Holding Corp. 7.000% due 06/15/25 ~	6,075,000	6,044,139
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	4,950,000	4,241,771
LBM Acquisition LLC 6.250% due 01/15/29 ~	7,375,000	5,012,345
LGI Homes, Inc. 4.000% due 07/15/29 ~	6,550,000	4,862,196
Magic Mergeco, Inc. 7.875% due 05/01/29 ~	3,950,000	2,286,477
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	7,418,000	5,123,984
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	850,000	672,882
4.750% due 01/15/28	5,950,000	4,988,876
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	5,250,000	4,332,825
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	3,700,000	3,048,744
3.875% due 01/15/28 ~	900,000	784,706
4.000% due 10/15/30 ~	8,150,000	6,437,522
4.375% due 01/15/28 ~	2,700,000	2,343,208
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	5,275,000	4,854,671
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~	750,000	643,387
7.750% due 02/15/29 ~	8,400,000	7,522,536
Royal Caribbean Cruises Ltd. due 01/15/29 # ~	2,675,000	2,608,205
11.625% due 08/15/27 ~	900,000	820,688
Scientific Games International, Inc. 7.000% due 05/15/28 ~	1,350,000	1,275,615
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	5,700,000	4,746,390
Six Flags Entertainment Corp.
4.875% due 07/31/24 ~	7,000,000	6,676,460
5.500% due 04/15/27 ~	1,125,000	990,000
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	164,000	164,177
SRS Distribution, Inc.
4.625% due 07/01/28 ~	4,125,000	3,548,284
6.000% due 12/01/29 ~	1,325,000	1,058,867
6.125% due 07/01/29 ~	550,000	442,798
STL Holding Co. LLC 7.500% due 02/15/26 ~	5,900,000	5,028,390
Viking Cruises Ltd.
6.250% due 05/15/25 ~	2,920,000	2,538,590
7.000% due 02/15/29 ~	1,775,000	1,328,089
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	275,000	214,345

		186,623,425

	Principal Amount	Value
Consumer, Non-Cyclical - 17.7%
Ahern Rentals, Inc. 7.375% due 05/15/23 ~	$13,059,000	$8,862,466
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	900,000	791,718
3.500% due 03/15/29 ~	1,350,000	1,091,023
4.625% due 01/15/27 ~	550,000	492,809
5.875% due 02/15/28 ~	10,875,000	10,054,807
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000% due 06/01/29 ~	1,250,000	809,349
6.625% due 07/15/26 ~	250,000	223,268
9.750% due 07/15/27 ~	14,500,000	11,938,224
APi Group DE, Inc. 4.750% due 10/15/29 ~	5,450,000	4,522,611
Avantor Funding, Inc.
3.875% due 11/01/29 ~	500,000	407,083
4.625% due 07/15/28 ~	5,475,000	4,884,521
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	2,225,000	1,438,196
5.000% due 01/30/28 ~	1,075,000	397,858
6.125% due 02/01/27 ~	550,000	382,140
11.000% due 09/30/28 ~	2,486,920	2,014,405
14.000% due 10/15/30 ~	491,992	270,596
BC Ltd. (Canada) 9.000% due 01/30/28 ~	1,571,934	1,568,004
Central Garden & Pet Co. 4.125% due 04/30/31 ~	6,675,000	5,262,069
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	825,000	687,341
4.000% due 03/15/31 ~	3,100,000	2,503,881
4.250% due 05/01/28 ~	5,850,000	5,106,670
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	1,305,000	879,368
5.250% due 05/15/30 ~	450,000	314,336
5.625% due 03/15/27 ~	600,000	462,732
6.125% due 04/01/30 ~	2,800,000	1,326,500
CoreLogic, Inc. 4.500% due 05/01/28 ~	6,000,000	4,088,760
DaVita, Inc. 3.750% due 02/15/31 ~	9,950,000	7,112,708
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~	1,100,000	808,657
9.500% due 11/01/27 ~	5,492,000	4,824,777
HCA, Inc.
5.250% due 06/15/26	2,450,000	2,370,296
5.875% due 02/01/29	11,250,000	10,954,002
Hertz Corp. 5.000% due 12/01/29 ~	5,450,000	4,061,503
Kraft Heinz Foods Co.
3.875% due 05/15/27	1,825,000	1,707,739
4.375% due 06/01/46	6,750,000	5,261,908
5.200% due 07/15/45	3,600,000	3,138,779
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~	1,325,000	1,123,487
4.375% due 01/31/32 ~	4,250,000	3,519,234
LifePoint Health, Inc. 5.375% due 01/15/29 ~	625,000	436,964
Medline Borrower LP 3.875% due 04/01/29 ~	1,975,000	1,586,606
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	975,000	806,208
5.750% due 11/01/28 ~	5,550,000	4,179,205
Option Care Health, Inc. 4.375% due 10/31/29 ~	5,850,000	4,954,306
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	3,300,000	2,419,785
Performance Food Group, Inc. 4.250% due 08/01/29 ~	6,475,000	5,403,841
Pilgrim’s Pride Corp.
4.250% due 04/15/31 ~	3,800,000	3,041,083
5.875% due 09/30/27 ~	6,525,000	6,360,244

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Post Holdings, Inc. 4.625% due 04/15/30 ~	$8,600,000	$ 7,082,143
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	4,125,000	3,697,774
Select Medical Corp. 6.250% due 08/15/26 ~	6,550,000	6,171,082
Tenet Healthcare Corp.
4.250% due 06/01/29 ~	4,025,000	3,338,516
4.375% due 01/15/30 ~	1,950,000	1,631,877
4.625% due 06/15/28 ~	675,000	590,697
4.875% due 01/01/26 ~	1,795,000	1,670,418
6.125% due 10/01/28 ~	5,075,000	4,454,347
6.125% due 06/15/30 ~	575,000	528,209
6.250% due 02/01/27 ~	1,275,000	1,192,743
US Foods, Inc. 4.625% due 06/01/30 ~	6,850,000	5,683,993

		180,893,866

Energy - 11.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% due 06/15/29 ~	8,600,000	7,610,398
Antero Resources Corp.
5.375% due 03/01/30 ~	2,550,000	2,298,302
7.625% due 02/01/29 ~	1,961,000	1,961,637
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/28 ~	875,000	770,910
6.875% due 04/01/27 ~	3,450,000	3,096,013
Buckeye Partners LP
4.125% due 03/01/25 ~	300,000	274,997
4.500% due 03/01/28 ~	4,800,000	4,091,184
Callon Petroleum Co. 7.500% due 06/15/30 ~	1,025,000	899,386
Cheniere Energy Partners LP
3.250% due 01/31/32	5,450,000	4,195,846
4.000% due 03/01/31	3,425,000	2,878,678
4.500% due 10/01/29	1,000,000	882,695
Chesapeake Energy Corp. 6.750% due 04/15/29 ~	4,450,000	4,275,226
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	7,075,000	5,998,539
Endeavor Energy Resources LP/EER Finance, Inc. 5.750% due 01/30/28 ~	8,375,000	7,984,348
EnLink Midstream LLC 6.500% due 09/01/30 ~	4,725,000	4,625,019
EQM Midstream Partners LP
4.750% due 01/15/31 ~	2,875,000	2,288,788
5.500% due 07/15/28	2,025,000	1,735,142
6.000% due 07/01/25 ~	340,000	314,811
6.500% due 07/01/27 ~	2,950,000	2,730,353
7.500% due 06/01/27 ~	50,000	47,739
7.500% due 06/01/30 ~	50,000	47,328
Genesis Energy LP/Genesis Energy Finance Corp.
7.750% due 02/01/28	5,920,000	5,157,445
8.000% due 01/15/27	1,100,000	966,592
ITT Holdings LLC 6.500% due 08/01/29 ~	4,100,000	3,190,004
MPLX LP 6.875% due 02/15/23	5,850,000	5,776,875
New Fortress Energy, Inc. 6.500% due 09/30/26 ~	4,150,000	3,840,534
Occidental Petroleum Corp.
6.125% due 01/01/31	4,600,000	4,542,178
6.625% due 09/01/30	2,500,000	2,543,487
8.500% due 07/15/27	1,650,000	1,769,567
8.875% due 07/15/30	5,700,000	6,358,749
Range Resources Corp. 8.250% due 01/15/29	2,200,000	2,243,175

	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 12/31/30 ~	$5,000,000	$ 4,263,050
6.000% due 09/01/31 ~	2,425,000	2,054,933
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32	2,850,000	2,356,181
5.000% due 01/15/28	1,350,000	1,251,659
6.500% due 07/15/27	625,000	619,143
USA Compression Partners LP/USA Compression Finance Corp.
6.875% due 04/01/26	2,700,000	2,488,252
6.875% due 09/01/27	4,600,000	4,188,070
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	975,000	838,325
3.875% due 11/01/33 ~	6,915,000	5,389,793
4.125% due 08/15/31 ~	2,475,000	2,058,260

		120,903,611

Financial - 4.4%
Avolon Holdings Funding Ltd. (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,258,083
Howard Hughes Corp.
4.375% due 02/01/31 ~	7,575,000	5,452,939
5.375% due 08/01/28 ~	2,925,000	2,431,713
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/32 ~	975,000	756,101
Iron Mountain, Inc.
4.500% due 02/15/31 ~	650,000	503,692
4.875% due 09/15/29 ~	4,700,000	3,867,912
5.000% due 07/15/28 ~	925,000	797,387
5.250% due 03/15/28 ~	700,000	614,996
OneMain Finance Corp.
3.875% due 09/15/28	3,400,000	2,509,642
4.000% due 09/15/30	1,050,000	738,481
5.375% due 11/15/29	3,650,000	2,834,681
6.625% due 01/15/28	2,500,000	2,150,787
6.875% due 03/15/25	3,900,000	3,671,869
7.125% due 03/15/26	5,100,000	4,605,080
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/29 ~	6,900,000	5,599,764
VICI Properties LP/VICI Note Co., Inc. REIT
3.750% due 02/15/27 ~	1,750,000	1,536,378
4.250% due 12/01/26 ~	1,775,000	1,604,421
4.625% due 12/01/29 ~	4,875,000	4,240,031

		45,173,957

Industrial - 16.2%
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	710,980	488,251
BWX Technologies, Inc.
4.125% due 06/30/28 ~	7,350,000	6,434,484
4.125% due 04/15/29 ~	2,800,000	2,427,768
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	6,175,000	5,328,840
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~	2,075,000	1,892,421
8.750% due 04/15/30 ~	1,625,000	1,347,507
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	9,400,000	7,635,444
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	3,750,000	3,168,750
3.750% due 08/01/25 ~	2,025,000	1,855,538
4.000% due 08/01/28 ~	1,050,000	877,270
4.375% due 08/15/29 ~	2,850,000	2,381,688
4.750% due 06/15/29 ~	550,000	464,167
5.125% due 12/15/26 ~	300,000	279,750
Granite US Holdings Corp. 11.000% due 10/01/27 ~	6,325,000	5,974,234

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Hillenbrand, Inc. 3.750% due 03/01/31	$ 5,475,000	$ 4,240,634
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	1,750,000	1,650,451
LABL, Inc.
5.875% due 11/01/28 ~	4,150,000	3,368,864
6.750% due 07/15/26 ~	2,350,000	2,134,434
8.250% due 11/01/29 ~	1,825,000	1,329,952
Madison IAQ LLC
4.125% due 06/30/28 ~	1,900,000	1,528,889
5.875% due 06/30/29 ~	5,200,000	3,631,056
Masco Corp. 7.750% due 08/01/29	1,864,000	2,038,478
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/24 ~	8,075,000	7,683,685
7.250% due 04/15/25 ~	5,700,000	5,022,184
OT Merger Corp. 7.875% due 10/15/29 ~	5,800,000	3,950,670
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/25 ~	4,420,000	4,082,224
5.875% due 08/15/23 ~	2,259,000	2,233,021
Pentair Finance SARL 5.900% due 07/15/32	9,000,000	8,519,944
Sensata Technologies BV
4.000% due 04/15/29 ~	3,600,000	2,986,901
5.625% due 11/01/24 ~	7,375,000	7,342,992
5.875% due 09/01/30 ~	900,000	844,020
Sensata Technologies, Inc.
3.750% due 02/15/31 ~	575,000	454,147
4.375% due 02/15/30 ~	4,800,000	4,020,720
SPX FLOW, Inc. 8.750% due 04/01/30 ~	5,225,000	4,073,096
Standard Industries, Inc.
3.375% due 01/15/31 ~	650,000	458,510
4.375% due 07/15/30 ~	1,825,000	1,400,523
4.750% due 01/15/28 ~	11,875,000	10,061,153
Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	8,290,000	6,562,293
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	4,081,000	3,426,020
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	4,150,000	3,538,311
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,515,598
TransDigm, Inc.
4.625% due 01/15/29	1,325,000	1,069,957
4.875% due 05/01/29	4,450,000	3,604,500
5.500% due 11/15/27	2,925,000	2,550,498
6.250% due 03/15/26 ~	6,075,000	5,903,017
8.000% due 12/15/25 ~	1,925,000	1,955,300
TriMas Corp. 4.125% due 04/15/29 ~	5,350,000	4,527,518
Vertiv Group Corp. 4.125% due 11/15/28 ~	7,400,000	5,968,211

		165,233,883

Technology - 2.6%
Entegris Escrow Corp.
4.750% due 04/15/29 ~	4,075,000	3,598,529
5.950% due 06/15/30 ~	2,675,000	2,447,464
Entegris, Inc.
3.625% due 05/01/29 ~	1,100,000	872,413
4.375% due 04/15/28 ~	5,225,000	4,437,749
MSCI, Inc. 3.250% due 08/15/33 ~	6,000,000	4,642,860
Open Text Corp. (Canada)
3.875% due 12/01/29 ~	1,450,000	1,119,008
4.125% due 12/01/31 ~	4,400,000	3,320,669

	Principal Amount	Value
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	$2,925,000	$ 1,937,871
Twilio, Inc.
3.625% due 03/15/29	1,100,000	889,862
3.875% due 03/15/31	3,800,000	2,990,874

		26,257,299

Utilities - 1.7%
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	600,000	506,889
Calpine Corp. 5.125% due 03/15/28 ~	6,300,000	5,423,932
NRG Energy, Inc.
3.625% due 02/15/31 ~	1,475,000	1,153,671
5.250% due 06/15/29 ~	3,700,000	3,245,011
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	550,000	458,694
5.000% due 07/31/27 ~	4,800,000	4,346,328
5.500% due 09/01/26 ~	1,925,000	1,788,027
5.625% due 02/15/27 ~	700,000	656,799

		17,579,351

Total Corporate Bonds & Notes (Cost $1,057,048,211)		904,250,405

SENIOR LOAN NOTES - 0.4%
Consumer, Cyclical - 0.4%
MIC Glen LLC (2nd Lien) 9.809% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,675,625
Tacala Investment Corp. (2nd Lien) Term B 9.412% (USD LIBOR + 7.750%) due 02/01/26 §	2,250,000	2,070,000

		3,745,625

Technology - 0.0%
UKG, Inc. 6.393% (USD LIBOR + 3.250%) due 05/03/26 §	245,648	232,982

Total Senior Loan Notes (Cost $4,230,637)		3,978,607

ASSET-BACKED SECURITIES - 4.9%
AIG CLO LLC 9.310% (USD LIBOR + 6.600%) due 04/20/32 § ~	500,000	435,293
AIMCO CLO 10 Ltd. (Cayman)
8.709% (USD LIBOR + 5.950%) due 07/22/32 § ~	4,200,000	3,728,093
9.340% (USD LIBOR + 6.600%) due 10/17/34 § ~	500,000	413,455
Benefit Street Partners CLO V-B Ltd. (Cayman) 8.660% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,044,281
Benefit Street Partners CLO XVI Ltd. (Cayman) 9.440% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,452,265
Burnham Park Clo Ltd. (Cayman) 8.110% (USD LIBOR + 5.400%) due 10/20/29 § ~	500,000	409,060
CarVal CLO III Ltd. (Cayman) 9.150% (USD LIBOR + 6.440%) due 07/20/32 § ~	3,975,000	3,465,735

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
CIFC Funding Ltd. (Cayman)
8.662% (USD LIBOR + 6.150%) due 01/15/32 § ~	$1,000,000	$ 857,464
10.140% (USD LIBOR + 7.400%) due 01/16/33 § ~	4,550,000	4,016,711
Dryden 55 CLO Ltd. (Cayman)
7.912% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	817,305
9.712% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	186,318
Goldentree Loan Opportunities X Ltd. 8.360% (USD LIBOR + 5.650%) due 07/20/31 § ~	750,000	651,367
Magnetite VIII CLO Ltd. (Cayman) 9.952% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,676,962
Magnetite XXIII Ltd. (Cayman) 9.083% (USD LIBOR + 6.300%) due 01/25/35 § ~	500,000	429,609
Magnetite Xxix Ltd. (Cayman) 8.262% (USD LIBOR + 5.750%) due 01/15/34 § ~	7,950,000	6,972,727
Magnetite Xxx CLO Ltd. (Cayman) 8.983% (USD LIBOR + 6.200%) due 10/25/34 § ~	1,500,000	1,286,633
Neuberger Berman Loan Advisers CLO 24 Ltd. (Cayman) 8.758% (USD LIBOR + 6.020%) due 04/19/30 § ~	2,500,000	2,152,386
Neuberger Berman Loan Advisers CLO 30 Ltd. (Cayman) 8.910% (USD LIBOR + 6.200%) due 01/20/31 § ~	5,250,000	4,396,873
Neuberger Berman Loan Advisers CLO 31 Ltd. (Cayman) 9.210% (USD LIBOR + 6.500%) due 04/20/31 § ~	2,500,000	2,176,174
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 8.838% (USD LIBOR + 6.100%) due 01/20/32 § ~	1,100,000	977,124
Neuberger Berman Loan Advisers CLO 35 Ltd. (Cayman) 9.738% (USD LIBOR + 7.000%) due 01/19/33 § ~	2,100,000	1,838,641
OHA Credit Partners VII Ltd. (Cayman) 9.234% (USD LIBOR + 6.250%) due 02/20/34 § ~	1,750,000	1,489,821
Parallel Ltd. (Cayman) 9.910% (USD LIBOR + 7.200%) due 10/20/34 § ~	2,000,000	1,705,623
Rad CLO 2 Ltd. (Cayman) 8.512% (USD LIBOR + 6.000%) due 10/15/31 § ~	3,600,000	3,028,739
9.962% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,331,369
RR 19 Ltd. (Cayman) 9.012% (USD LIBOR + 6.500%) due 10/15/35 § ~	625,000	557,337
TICP CLO III-2 Ltd. (Cayman) 8.610% (USD LIBOR + 5.900%) due 04/20/28 § ~	500,000	447,685

Total Asset-Backed Securities (Cost $56,952,376)		49,945,050

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.0%
U.S. Treasury Notes - 4.0%
0.125% due 02/28/23	$21,250,000	$20,932,501
0.250% due 06/15/23	20,000,000	19,463,167

		40,395,668

Total U.S. Treasury Obligations (Cost $40,804,325)		40,395,668

SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $11,731,567; collateralized by U.S. Treasury Bonds: 1.875% due 11/15/51 and value $11,963,528)	11,728,928	11,728,928

Total Short-Term Investment (Cost $11,728,928)		11,728,928

TOTAL INVESTMENTS - 98.8% (Cost $1,175,155,891)		1,010,426,796

OTHER ASSETS & LIABILITIES, NET - 1.2%		12,175,690

NET ASSETS - 100.0%		$1,022,602,486

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$128,138	$-	$128,138	$-
	Corporate Bonds & Notes	904,250,405	-	904,250,405	-
	Senior Loan Notes	3,978,607	-	3,978,607	-
	Asset-Backed Securities	49,945,050	-	49,945,050	-
	U.S. Treasury Obligations	40,395,668	-	40,395,668	-
	Short-Term Investment	11,728,928	-	11,728,928	-

	Total Assets	1,010,426,796	-	1,010,426,796	-

Liabilities	Due to Custodian	(121,351)	-	(121,351)	-

	Total Liabilities	(121,351)	-	(121,351)	-

	Total	$1,010,305,445	$-	$1,010,305,445	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount		Value
CORPORATE BONDS & NOTES - 2.9%
Consumer, Cyclical - 0.1%
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~		$500,000	$495,418

Consumer, Non-Cyclical - 0.0%
RELX Capital, Inc. (United Kingdom) 3.500% due 03/16/23		100,000	99,384

Energy - 0.0%
Energy Transfer LP 4.250% due 03/15/23		100,000	99,759

Financial - 2.8%
Avolon Holdings Funding Ltd. (Ireland) 2.528% due 11/18/27 ~		6,000	4,702
Bank of America Corp. 5.875% due 03/15/28		410,000	352,087
JPMorgan Chase & Co. 6.276% (USD LIBOR + 3.470%) due 01/30/23 §		836,000	835,994
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK	1,860,784	178,941
1.000% due 10/01/50 ~		23,505,656	2,133,991
1.000% due 10/01/50		2,399,820	202,845
1.000% due 10/01/53		5,541,288	461,658
1.500% due 10/01/53		3,363,641	312,707
2.500% due 10/01/47		704	80
Natwest Group PLC (United Kingdom)
4.519% due 06/25/24		$500,000	494,223
5.191% (USD LIBOR + 1.550%) due 06/25/24 §		700,000	698,673
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	DKK	740,878	70,863
1.000% due 10/01/50 ~		7,816,498	710,318
1.000% due 10/01/50		8,521,064	719,589
1.500% due 10/01/53		7,362,985	675,414
2.000% due 10/01/53		999,840	95,192
2.000% due 10/01/53 ~		199,902	19,847
2.500% due 10/01/47		354	40
Nykredit Realkredit AS (Denmark)
0.500% due 10/01/43 ~		5,574,961	532,768
1.000% due 10/01/50 ~		52,871,697	4,797,862
1.000% due 10/01/53 ~		2,353,001	207,254
1.500% due 10/01/53 ~		8,949,103	873,214
2.500% due 10/01/47 ~		1,899	215
Realkredit Danmark AS (Denmark)
1.000% due 10/01/50 ~		15,896,983	1,440,608
1.000% due 10/01/53 ~		8,683,873	730,412
1.500% due 10/01/53 ~		3,443,904	326,767
2.000% due 10/01/53 ~		1,597,255	150,999
2.500% due 04/01/47 ~		8,727	982
UniCredit SpA (Italy) 7.830% due 12/04/23 ~		$1,750,000	1,764,988

			18,793,233

Technology - 0.0%
VMware, Inc. 3.900% due 08/21/27		100,000	92,278

Total Corporate Bonds & Notes (Cost $29,644,167)			19,580,072

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 5.1%
Collateralized Mortgage Obligations - Commercial - 0.3%
BAMLL Commercial Mortgage Securities Trust 3.868% (USD LIBOR + 1.050%) due 09/15/38 § ~	$500,000	$477,775
GS Mortgage Securities Corp. II 6.246% (SOFR + 3.400%) due 08/15/39 § ~	1,600,000	1,606,114

		2,083,889

Collateralized Mortgage Obligations - Residential - 1.8%
Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	277,301	256,957
Bear Stearns Adjustable Rate Mortgage Trust 4.576% due 01/25/35 §	74,927	68,297
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.444% (USD LIBOR + 0.360%) due 03/25/35 § ~	193,700	186,714
Citigroup Mortgage Loan Trust
2.811% due 05/25/42 § ~	595,635	577,191
3.950% (UST + 2.400%) due 05/25/35 §	7,641	7,244
Eurosail-UK PLC (United Kingdom)
3.176% (GBP LIBOR + 1.069%) due 06/13/45 § ~	GBP 460,097	511,004
Fannie Mae
2.426% (USD LIBOR + 0.060%) due 07/25/37 §	$251,385	245,997
2.788% due 05/25/35 §	235,500	237,534
3.234% (USD LIBOR + 0.150%) due 08/25/34 §	54,769	53,535
3.434% (USD LIBOR + 0.350%) due 07/25/37 §	2,777	2,741
Freddie Mac
2.723% (USD LIBOR + 0.350%) due 07/15/44 §	352,685	348,004
3.268% (USD LIBOR + 0.450%) due 09/15/42 §	649,951	645,170
GNR 2022 HJUN FC 3.185% due 09/01/72 ±	2,400,000	2,402,867
Government National Mortgage Association
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	586,256	576,951
3.858% (USD LIBOR + 0.150%) due 08/20/68 §	656,600	638,211
Great Hall Mortgages No 1 PLC (United Kingdom)
2.409% (SONIA + 0.269%) due 06/18/38 § ~	GBP12,245	13,481
2.996% (GBP LIBOR + 2.493%) due 03/18/39 § ~	10,931	12,046
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$123,835	121,376
GSR Mortgage Loan Trust 2.997% due 01/25/35 §	67,587	63,265
HarborView Mortgage Loan Trust 3.673% (USD LIBOR + 0.680%) due 06/20/35 §	1,734,374	1,588,328
HomeBanc Mortgage Trust 3.744% (USD LIBOR + 0.660%) due 10/25/35 §	474	474
Impac CMB Trust 4.084% (USD LIBOR + 1.000%) due 07/25/33 §	26,804	26,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
JP Morgan Mortgage Trust 4.198% due 07/25/35 §	$51,229	$50,225
Mellon Residential Funding Corp. Mortgage Pass-Through Certificate Trust
3.258% (USD LIBOR + 0.440%) due 12/15/30 §	62,609	59,376
3.518% (USD LIBOR + 0.700%) due 11/15/31 §	90,252	87,576
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	377,095	354,946
Residential Mortgage Securities 32 PLC (United Kingdom) 3.395% (SONIA + 1.250%) due 06/20/70 § ~	GBP489,537	544,934
Sequoia Mortgage Trust 3.693% (USD LIBOR + 0.700%) due 10/19/26 §	$54,419	52,572
Structured Adjustable Rate Mortgage Loan Trust 3.624% due 02/25/34 §	19,846	18,881
Structured Asset Mortgage Investments II Trust
3.493% (USD LIBOR + 0.500%) due 07/19/35 §	193,001	175,390
3.653% (USD LIBOR + 0.660%) due 10/19/34 §	96,021	91,172
Thornburg Mortgage Securities Trust 3.704% (USD LIBOR + 0.620%) due 06/25/44 §	1,274,017	1,171,749
Towd Point Mortgage Funding PLC (United Kingdom) 2.833% (SONIA + 1.144%) due 10/20/51 §	GBP865,448	963,170
WaMu Mortgage Pass-Through Certificates Trust 2.815% due 08/25/35 §	$17,996	16,313

		12,170,367

Fannie Mae - 3.0%
due 11/14/52 #	5,300,000	4,613,452
due 11/15/52 #	15,968,000	14,816,412
1.175% (USD LIBOR + 0.675%) due 02/01/36 §	30,399	29,993
1.522% (USD LIBOR + 1.272%) due 11/01/35 §	20,693	20,398
1.632% (USD LIBOR + 1.382%) due 12/01/34 §	18,950	18,969
2.030% (USD LIBOR + 1.780%) due 11/01/35 §	8,035	7,927
2.059% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	77,781	78,940
2.192% (USD LIBOR + 1.942%) due 09/01/35 §	336	332
2.394% (USD LIBOR + 1.644%) due 03/01/35 §	78,898	77,978
2.663% (USD LIBOR + 1.538%) due 01/01/36 §	6,293	6,195
3.339% (USD LIBOR + 2.000%) due 04/01/35 §	116,301	115,479
3.850% (USD LIBOR + 1.725%) due 05/01/35 §	849	839
5.000% (US FED + 1.250%) due 08/01/24 §	1,478	1,481

		19,788,395

Freddie Mac - 0.0%
2.350% (UST + 2.225%) due 01/01/34 §	36,440	37,334
2.815% (USD LIBOR + 1.815%) due 03/01/36 §	2,176	2,159
3.981% (USD LIBOR + 1.731%) due 08/01/35 §	1,248	1,244

		40,737

	Principal Amount	Value
Government National Mortgage Association - 0.0%
1.625% (UST + 1.500%) due 09/20/23 - 07/20/25 §	$3,600	$3,576
1.750% (UST + 1.500%) due 11/20/26 §	2,775	2,720
2.000% (UST + 1.500%) due 10/20/24 - 12/20/26 §	3,234	3,168
2.625% (UST + 1.500%) due 02/20/25 - 01/20/27 §	4,709	4,621
2.875% (UST + 1.500%) due 05/20/23 §	67	67
3.000% (UST + 1.500%) due 05/20/26 §	2,930	2,876

		17,028

Total Mortgage-Backed Securities (Cost $35,295,792)		34,100,416

ASSET-BACKED SECURITIES – 9.9%
522 Funding CLO Ltd. (Cayman) 3.750% (USD LIBOR + 1.040%) due 10/20/31 § ~	1,100,000	1,074,857
ABFC Trust
3.684% (USD LIBOR + 0.600%) due 10/25/34 §	67,400	67,266
3.784% (USD LIBOR + 0.700%) due 06/25/34 §	948,376	886,861
ACAS CLO Ltd. (Cayman) 3.630% (USD LIBOR + 0.890%) due 10/18/28 § ~	384,729	378,201
ACE Securities Corp. Home Equity Loan Trust 3.864% (USD LIBOR + 0.780%) due 04/25/34 §	673,789	630,150
AMMC CLO 16 Ltd. (Cayman) 3.463% (USD LIBOR + 0.980%) due 04/14/29 § ~	735,961	731,481
Apidos CLO XXVI (Cayman) 3.640% (USD LIBOR + 0.900%) due 07/18/29 § ~	300,000	294,235
Apidos CLO XXVII (Cayman) 3.670% (USD LIBOR + 0.930%) due 07/17/30 § ~	300,000	294,046
Ares European CLO VI DAC (Ireland) 0.610% (EUR LIBOR + 0.610%) due 04/15/30 § ~	EUR 494,606	472,234
Ares European CLO X DAC (Ireland) 0.780% (EUR LIBOR + 0.780%) due 10/15/31 § ~	900,000	852,634
ARES L CLO Ltd. (Cayman) 3.562% (USD LIBOR + 1.050%) due 01/15/32 § ~	$810,000	789,930
ARES LII CLO Ltd. (Cayman) 3.809% (USD LIBOR + 1.050%) due 04/22/31 § ~	300,000	292,070
Atlas Senior Loan Fund CLO Ltd. (Cayman) 3.890% (USD LIBOR + 1.150%) due 01/16/30 § ~	583,498	577,865
Barings CLO Ltd. (Cayman) 3.780% (USD LIBOR + 1.070%) due 01/20/32 § ~	1,500,000	1,469,235
BDS LLC 4.818% (UST + 1.800%) due 03/19/39 § ~	1,000,000	999,569
Benefit Street Partners CLO XVII Ltd. (Cayman) 3.592% (USD LIBOR + 1.080%) due 07/15/32 § ~	1,800,000	1,750,197
Black Diamond CLO Ltd. (Cayman) 0.907% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR581,369	558,708
Brookside Mill CLO Ltd. (Cayman) 3.560% (USD LIBOR + 0.820%) due 01/17/28 § ~	$18,319	18,319

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Carlyle Euro CLO DAC (Ireland) 0.951% (EUR LIBOR + 0.630%) due 08/15/30 § ~	EUR498,513	$477,762
Carlyle Global Market Strategies CLO Ltd.
3.839% (USD LIBOR + 1.080%) due 04/22/32 § ~	$500,000	487,500
3.872% (USD LIBOR + 0.950%) due 08/14/30 § ~	400,000	394,347
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland) 1.071% (EUR LIBOR + 0.750%) due 11/15/31 § ~	EUR1,700,000	1,611,934
Catamaran CLO Ltd. (Cayman) 3.859% (USD LIBOR + 1.100%) due 04/22/30 § ~	$397,959	392,603
CBAM Ltd. (Cayman) 3.960% (USD LIBOR + 1.250%) due 07/20/30 § ~	600,000	591,161
CIFC Funding Ltd. (Cayman)
3.733% (USD LIBOR + 0.950%) due 10/24/30 § ~	400,000	393,620
3.740% (USD LIBOR + 1.000%) due 04/18/31 § ~	500,000	490,395
Citigroup Mortgage Loan Trust 3.374% (USD LIBOR + 0.290%) due 09/25/36 § ~	292,637	286,085
Credit-Based Asset Servicing & Securitization LLC 3.444% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,047,960
Crestline Denali CLO XIV Ltd. (Cayman) 3.923% (USD LIBOR + 1.140%) due 10/23/31 § ~	300,000	293,173
Crestline Denali CLO XV Ltd. (Cayman) 3.740% (USD LIBOR + 1.030%) due 04/20/30 § ~	387,142	382,388
Dryden 52 Euro CLO DAC (Ireland) 1.181% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 400,000	378,847
Dryden 60 CLO Ltd. (Cayman) 3.562% (USD LIBOR + 1.050%) due 07/15/31 § ~	$1,500,000	1,473,757
Dryden 64 CLO Ltd. (Cayman) 3.710% (USD LIBOR + 0.970%) due 04/18/31 § ~	600,000	591,088
Dryden XXVI Senior Loan Fund (Cayman) 3.412% (USD LIBOR + 0.900%) due 04/15/29 § ~	1,522,663	1,506,250
Freddie Mac Structured Pass-Through Certificates 3.344% (USD LIBOR + 0.260%) due 08/25/31 §	47,998	47,113
Gallatin CLO VIII Ltd. (Cayman) 3.602% (USD LIBOR + 1.090%) due 07/15/31 § ~	300,000	293,296
Goldentree Loan Management US Clo 2 Ltd. (Cayman) 3.620% (USD LIBOR + 0.910%) due 11/20/30 § ~	300,000	293,550
Goldentree Loan Opportunities XI Ltd. (Cayman) 3.810% (USD LIBOR + 1.070%) due 01/18/31 § ~	600,000	586,850

	Principal Amount	Value
HalseyPoint CLO 3 Ltd. (Cayman) 4.232% (USD LIBOR + 1.450%) due 11/30/32 § ~	$950,000	$934,498
Harvest CLO XXII DAC (Ireland) 0.850% (EUR LIBOR + 0.850%) due 01/15/32 § ~	EUR 1,200,000	1,123,544
Home Equity Asset Trust
3.939% (USD LIBOR + 0.855%) due 08/25/34 §	$123,492	119,892
4.284% (USD LIBOR + 1.200%) due 07/25/35 §	1,000,000	961,008
Jubilee CLO DAC (Netherlands) 0.753% (0.840% - EUR LIBOR) due 07/12/28 § ~	EUR 26,580	26,009
KKR CLO 9 Ltd. (Cayman) 3.462% (USD LIBOR + 0.950%) due 07/15/30 § ~	$300,000	296,455
LCM XIII LP (Cayman) 3.608% (USD LIBOR + 0.870%) due 07/19/27 § ~	973,138	960,703
LCM XV LP (Cayman) 3.710% (USD LIBOR + 1.000%) due 07/20/30 § ~	1,300,000	1,278,971
LCM XVIII LP (Cayman) 3.730% (USD LIBOR + 1.020%) due 04/20/31 § ~	1,000,000	982,522
LoanCore Issuer Ltd. (Cayman) 3.834% (SOFR + 1.550%) due 01/17/37 § ~	600,000	580,928
Madison Park Euro Funding IX DAC (Ireland) 0.880% (EUR LIBOR + 0.880%) due 07/15/35 § ~	EUR 1,000,000	913,195
Madison Park Funding XLI Ltd. (Cayman) 3.589% (USD LIBOR + 0.830%) due 04/22/27 § ~	$2,441,910	2,406,906
Madison Park Funding XXX Ltd. (Cayman) 3.262% (USD LIBOR + 0.750%) due 04/15/29 § ~	4,331,660	4,266,685
Magnetite XVIII Ltd. (Cayman) 3.785% (USD LIBOR + 0.880%) due 11/15/28 § ~	294,177	288,735
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	EUR 150,851	145,864
Merrill Lynch Mortgage Investors Trust 3.804% (USD LIBOR + 0.720%) due 10/25/35 §	$622,129	573,600
MF1 LLC 5.174% (SOFR + 2.150%) due 06/19/37 § ~	600,000	593,263
MidOcean Credit CLO II (Cayman) 3.836% (USD LIBOR + 1.030%) due 01/29/30 § ~	354,042	350,601
Midocean Credit CLO VIII (Cayman) 4.034% (USD LIBOR + 1.050%) due 02/20/31 § ~	300,000	293,948
Morgan Stanley ABS Capital I, Inc. Trust
3.744% (USD LIBOR + 0.660%) due 01/25/35 §	590,821	571,887
4.059% (USD LIBOR + 0.975%) due 07/25/34 §	76,289	73,064
OAK Hill European Credit Partners VII DAC (Ireland) 0.787% (EUR LIBOR + 0.740%) due 10/20/31 §	EUR 600,000	569,574

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Oaktree CLO Ltd. (Cayman) 3.869% (USD LIBOR + 1.110%) due 04/22/30 § ~	$300,000	$293,833
Octagon Investment Partners Ltd. (Cayman) 3.700% (USD LIBOR + 0.960%) due 04/16/31 § ~	600,000	589,619
OSD CLO Ltd. (Cayman) 3.610% (USD LIBOR + 0.870%) due 04/17/31 § ~	1,494,385	1,464,029
OZLM CLO XXIV Ltd. (Cayman) 3.870% (USD LIBOR + 1.160%) due 07/20/32 § ~	200,000	194,032
OZLM VIII Ltd. (Cayman) 3.720% (USD LIBOR + 0.980%) due 10/17/29 § ~	277,873	274,946
Palmer Square Loan Funding Ltd. (Cayman)
3.312% (USD LIBOR + 0.800%) due 10/15/29 § ~	696,364	688,146
3.510% (USD LIBOR + 0.800%) due 07/20/29 § ~	635,548	628,117
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.074% (USD LIBOR + 0.990%) due 09/25/34 §	45,713	45,596
Rad CLO 5 Ltd. (Cayman) 3.903% (USD LIBOR + 1.120%) due 07/24/32 § ~	500,000	487,762
Regatta VIII Funding Ltd. (Cayman) 3.990% (USD LIBOR + 1.250%) due 10/17/30 § ~	700,000	691,097
Renaissance Home Equity Loan Trust 3.844% (USD LIBOR + 0.760%) due 12/25/32 §	176,907	154,142
Romark CLO Ltd. (Cayman) 3.813% (USD LIBOR + 1.030%) due 10/23/30 § ~	500,000	490,882
Saranac CLO VI Ltd. (United Kingdom) 4.385% (USD LIBOR + 1.140%) due 08/13/31 § ~	300,000	293,854
Saxon Asset Securities Trust 3.394% (USD LIBOR + 0.310%) due 09/25/37 §	149,258	142,746
Segovia European CLO 6- DAC (Ireland) 0.927% (EUR LIBOR + 0.880%) due 07/20/32 § ~	EUR 400,000	378,183
SLM Student Loan Trust 3.333% (USD LIBOR + 0.550%) due 10/25/64 § ~	$715,282	700,225
Sound Point CLO IX Ltd. (Cayman) 3.920% (USD LIBOR + 1.210%) due 07/20/32 § ~	600,000	588,835
Sound Point CLO XIV Ltd. (Cayman) 3.773% (USD LIBOR + 0.990%) due 01/23/29 § ~	527,376	523,387
Sound Point CLO XV Ltd. (Cayman) 3.683% (USD LIBOR + 0.900%) due 01/23/29 § ~	244,245	241,957
Stratus CLO Ltd. (Cayman) 3.660% (USD LIBOR + 0.950%) due 12/29/29 § ~	376,284	372,615
Structured Asset Securities Corp. Mortgage Loan Trust 4.064% (USD LIBOR + 1.500%) due 04/25/35 §	215,830	211,408
Symphony CLO XIV Ltd. (Cayman) 3.433% (USD LIBOR + 0.950%) due 07/14/26 § ~	22,342	22,254
TCI-Symphony CLO Ltd. (Cayman) 3.442% (USD LIBOR + 0.930%) due 07/15/30 § ~	2,000,000	1,971,848

	Principal Amount	Value
TCW CLO Ltd. (Cayman) 3.753% (USD LIBOR + 0.970%) due 04/25/31 § ~	$500,000	$488,849
THL Credit Wind River CLO Ltd. (Cayman) 3.592% (USD LIBOR + 1.080%) due 04/15/31 § ~	300,000	291,600
TICP CLO III-2 Ltd. (Cayman) 3.550% (USD LIBOR + 0.840%) due 04/20/28 § ~	1,425,675	1,413,267
TRTX Issuer Ltd. (Cayman) 3.935% (SOFR + 1.650%) due 02/15/39 § ~	500,000	486,250
TSTAT Ltd. (Bermuda) 4.854% (SOFR + 2.300%) due 07/20/31 § ~	600,000	599,066
United States Small Business Administration 5.290% due 12/01/27	375,821	373,928
Venture XIV CLO Ltd. (Cayman) 4.073% (USD LIBOR + 1.030%) due 08/28/29 § ~	815,043	802,972
Venture XVII CLO Ltd. (Cayman) 3.392% (USD LIBOR + 0.880%) due 04/15/27 § ~	1,837,481	1,800,732
Venture XXI CLO Ltd. (Cayman) 3.392% (USD LIBOR + 0.880%) due 07/15/27 § ~	60,841	60,881
Venture XXIV CLO Ltd. (Cayman) 3.610% (USD LIBOR + 0.900%) due 10/20/28 § ~	338,618	331,507
Venture XXVIII CLO Ltd. (Cayman) 3.700% (USD LIBOR + 0.990%) due 07/20/30 § ~	300,000	295,742
Vibrant CLO XI Ltd. (Cayman) 3.830% (USD LIBOR + 1.120%) due 07/20/32 § ~	300,000	292,808
Voya CLO Ltd. (Cayman)
3.583% (USD LIBOR + 1.100%) due 07/14/31 § ~	495,483	486,729
3.690% (USD LIBOR + 0.950%) due 04/17/30 § ~	1,875,223	1,849,291
Wellfleet CLO Ltd. (Cayman)
3.620% (USD LIBOR + 0.910%) due 04/20/28 § ~	520,611	517,396
3.840% (USD LIBOR + 1.100%) due 07/17/31 § ~	2,000,000	1,956,264

Total Asset-Backed Securities (Cost $68,134,031)		65,966,184

U.S. TREASURY OBLIGATIONS - 77.2%
U.S. Treasury Inflation-Indexed Notes - 1.3%
0.625% due 07/15/32 ^	9,075,508	8,242,006

U.S. Treasury Inflation Protected Securities - 73.6%
0.125% due 01/15/23 ‡ ^	4,615,718	4,569,688
0.125% due 07/15/24 ^	14,973,240	14,463,424
0.125% due 10/15/24 ‡ ^	13,395,448	12,884,023
0.125% due 04/15/25 ^	3,865,457	3,667,402
0.125% due 10/15/25 ^	18,839,700	17,740,060
0.125% due 04/15/26 ^	16,607,325	15,514,288
0.125% due 07/15/26 ^	13,991,860	13,085,277
0.125% due 10/15/26 ^	16,913,520	15,759,824
0.125% due 04/15/27 ^	10,073,664	9,292,132
0.125% due 01/15/30 ^	8,682,762	7,681,623
0.125% due 07/15/30 ^	22,532,640	19,851,376
0.125% due 07/15/31 ‡ ^	1,580,765	1,379,470
0.125% due 01/15/32 ^	39,758,044	34,396,933
0.125% due 02/15/51 ^	4,563,340	2,871,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
0.125% due 02/15/52 ^	$8,088,756	$5,126,702
0.250% due 01/15/25 ‡ ^	2,626,869	2,514,323
0.250% due 07/15/29 ^	21,545,208	19,437,914
0.250% due 02/15/50 ‡ ^	2,466,136	1,620,269
0.375% due 07/15/23 ^	4,328,608	4,260,796
0.375% due 07/15/25 ^	9,691,286	9,263,586
0.375% due 01/15/27 ‡ ^	2,624,753	2,452,818
0.375% due 07/15/27 ^	8,659,937	8,083,334
0.500% due 04/15/24 ‡ ^	1,997,041	1,940,803
0.500% due 01/15/28 ^	38,165,200	35,264,689
0.625% due 04/15/23 ^	7,013,546	6,908,705
0.625% due 01/15/24 ^	6,445,353	6,294,750
0.625% due 01/15/26 ^	10,799,401	10,311,265
0.625% due 02/15/43 ^	12,409,796	9,557,460
0.750% due 07/15/28 ^	34,050,301	31,737,646
0.750% due 02/15/42 ^	20,519,341	16,524,796
0.750% due 02/15/45 ^	16,696,049	12,898,862
0.875% due 01/15/29 ^	18,186,460	17,110,827
0.875% due 02/15/47 ^	5,772,321	4,535,392
1.000% due 02/15/46 ^	13,166,817	10,694,978
1.000% due 02/15/48 ^	7,569,261	6,146,229
1.000% due 02/15/49 ^	5,887,050	4,803,512
1.375% due 02/15/44 ^	18,063,894	16,101,852
1.750% due 01/15/28 ‡ ^	2,968,469	2,940,840
2.000% due 01/15/26 ^	7,395,084	7,374,016
2.125% due 02/15/40 ^	4,482,418	4,672,628
2.125% due 02/15/41 ^	4,072,289	4,206,546
2.375% due 01/15/25 ^	13,045,857	13,097,931
2.375% due 01/15/27 ‡ ^	132,224	134,273
2.500% due 01/15/29 ^	6,897,040	7,140,900
3.625% due 04/15/28 ^	20,610,738	22,410,204
3.875% due 04/15/29 ^	9,665,467	10,830,594

		489,556,160

U.S. Treasury Notes - 2.3%
0.125% due 01/15/31 ^	17,641,170	15,423,640

Total U.S. Treasury Obligations (Cost $599,210,279)		513,221,806

FOREIGN GOVERNMENT BONDS & NOTES - 6.3%
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD2,614,725	2,101,225
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR3,889,375	3,882,034
0.100% due 07/25/31 ^ ~	1,112,970	1,069,507
0.100% due 07/25/38 ^ ~	2,294,838	2,035,423
0.250% due 07/25/24 ^ ~	1,895,152	1,917,373
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	2,369,808	2,026,280
1.400% due 05/26/25 ^ ~	12,284,400	12,022,773
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY81,491,660	597,970
0.100% due 03/10/28 ^	199,878,520	1,452,168
0.100% due 03/10/29 ^	438,239,589	3,193,005
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD3,892,160	2,231,418
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$300,000	299,238
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~830,000		813,272
United Kingdom Gilt Inflation Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP2,689,051	3,068,364
0.125% due 03/22/58 ^ ~	1,032,296	1,353,142
1.250% due 11/22/27 ^ ~	1,927,022	2,273,355
1.875% due 11/22/22 ^ ~	1,501,443	1,688,694

Total Foreign Government Bonds & Notes (Cost $50,463,784)		42,025,241

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $5,221,282; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $5,324,557)	$5,220,108	$5,220,108
BNP PARIBAS S.A. 2.950% due 10/03/22 (Dated 09/30/22, repurchase price of $10,502,581; collateralized by U.S. Treasury Notes: 0.130% due 10/15/24 and value $10,691,851)	10,500,000	10,500,000

		15,720,108

Total Short-Term Investments (Cost $15,720,108)		15,720,108

TOTAL INVESTMENTS - 103.8% (Cost $798,468,161)		690,613,827

DERIVATIVES - (1.3%)		(8,727,320)

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(16,848,423)

NET ASSETS - 100.0%		$665,038,084

Notes to Schedule of Investments

(a)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended September 30, 2022 was $2,447,756 at a weighted average interest rate of 1.343%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended September 30, 2022 was $137,802,047 at a weighted average interest rate of 0.494%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
3-Month USD SOFR	03/23	239	$57,619,416	$57,183,737	($435,679)
Euribor	03/23	190	46,679,423	45,248,913	(1,430,510)
Euro-Bund	12/22	95	13,494,050	12,894,078	(599,972)
U.S. Treasury Ultra 10-Year Notes	12/22	16	2,006,897	1,895,750	(111,147)
U.S. Treasury Ultra Long Bonds	12/22	68	9,930,345	9,316,000	(614,345)

					(3,191,653)

Short Futures Outstanding
3-Month USD SOFR	06/23	100	24,129,862	23,895,000	234,862
3-Month USD SOFR	12/23	139	33,207,458	33,248,800	(41,342)
Australia Treasury 3-Year Bond	12/22	16	1,103,672	1,090,600	13,072
Euro-Bobl	12/22	107	12,845,344	12,557,627	287,717
Euro-BTP	12/22	128	14,667,509	14,047,489	620,020
Euro-Buxl	12/22	51	7,946,203	7,329,442	616,761
Euro-OAT	12/22	39	5,315,314	5,049,885	265,429
Euro-Schatz	12/22	500	53,041,752	52,513,534	528,218
Japan 10-Year Bonds	12/22	49	50,250,173	50,208,664	41,509
Long Gilt	12/22	4	490,676	430,542	60,134
Short Euro-BTP	12/22	65	6,795,903	6,709,227	86,676
U.S. Treasury 2-Year Notes	12/22	82	17,082,469	16,842,031	240,438
U.S. Treasury 5-Year Notes	12/22	243	27,022,039	26,124,399	897,640
U.S. Treasury 10-Year Notes	12/22	103	11,876,429	11,542,437	333,992
U.S. Treasury 30-Year Bonds	12/22	214	28,938,088	27,050,937	1,887,151

					6,072,277

Total Futures Contracts					$2,880,624

(c)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	1,790,048	USD	1,311,679	10/22	TDB	$-	($15,812)
DKK	5,605,000	USD	754,743	10/22	BNP	-	(15,930)
DKK	4,840,000	USD	653,239	10/22	JPM	-	(15,264)
DKK	118,230,634	USD	15,314,849	10/22	MSC	269,496	-
DKK	5,175,000	USD	676,067	11/22	HSB	7,407	-
EUR	474,000	USD	456,661	10/22	BNP	7,883	-
EUR	741,000	USD	735,612	10/22	HSB	-	(9,395)
EUR	613,000	USD	586,898	10/22	HSB	13,873	-
EUR	30,347,000	USD	29,278,786	10/22	MSC	462,795	-
GBP	805,000	USD	851,420	10/22	HSB	47,403	-
JPY	213,537,272	USD	1,480,841	10/22	MSC	-	(5,423)
JPY	581,913,915	USD	4,035,729	10/22	UBS	-	(15,043)
NZD	1,836,000	USD	1,123,492	10/22	MSC	-	(95,975)
USD	2,143,500	CAD	2,827,000	10/22	BNP	96,954	-
USD	1,311,679	CAD	1,790,271	11/22	TDB	15,760	-
USD	17,390,785	DKK	128,651,127	10/22	BOA	432,883	-
USD	15,314,849	DKK	117,988,660	11/22	MSC	-	(268,194)
USD	696,409	EUR	695,000	10/22	BNP	15,275	-
USD	31,062,508	EUR	30,867,000	10/22	SGN	811,302	-
USD	29,338,751	EUR	30,347,000	11/22	MSC	-	(462,169)
USD	10,479,790	GBP	9,001,000	10/22	BNP	429,724	-
USD	9,154,858	GBP	8,196,000	11/22	BNP	-	(2,134)
USD	803,260	GBP	736,000	11/22	CIT	-	(19,037)
USD	139,721	GBP	129,000	11/22	HSB	-	(4,404)
USD	2,204,711	JPY	306,500,000	10/22	BNP	86,975	-
USD	3,583,420	JPY	489,256,157	10/22	TDB	202,945	-
USD	1,480,841	JPY	212,966,407	11/22	MSC	5,410	-
USD	4,035,729	JPY	580,357,541	11/22	UBS	15,012	-
USD	3,344,952	NZD	5,404,000	10/22	MSC	320,603	-

Total Forward Foreign Currency Contracts						$3,241,700	($928,780)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(d)	Purchased options outstanding as of September 30, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.710%	01/25/23	JPM	$19,600,000	$119,560	$1,125
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.428%	01/31/23	MSC	10,400,000	53,137	369
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.410%	02/02/23	BRC	10,500,000	52,500	386
Call - 2-Year Interest Rate Swap	Pay	SOFR	1.720%	02/23/23	CIT	18,400,000	101,200	2,037
Call - 5-Year Interest Rate Swap	Pay	SOFR	2.200%	04/26/23	GSC	7,500,000	80,062	15,324
Call - 5-Year Interest Rate Swap	Pay	SOFR	2.200%	05/31/23	MSC	21,400,000	256,800	57,981

							663,259	77,222

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 1,500,000	109,402	671,114
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.195%	11/02/22	BNP	1,550,000	1,166	691,931
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BNP	1,840,000	140,020	820,579
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	960,000	71,659	428,128
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%	11/17/23	DUB	$4,100,000	254,483	832,267

							576,730	3,444,019

Total Purchased Options							$1,239,989	$3,521,241

(e)	Premiums received and value of written options outstanding as of September 30, 2022 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG38 5Y	1.600%	10/19/22	GSC	$1,000,000	$1,480	($62)
Put - CDX IG38 5Y	1.350%	11/16/22	JPM	900,000	1,107	(1,051)
Put - CDX IG38 5Y	1.400%	11/16/22	GSC	1,800,000	2,034	(1,763)
Put - iTraxx Main 37 5Y	1.900%	11/16/22	BNP	EUR 400,000	479	(387)
Put - iTraxx Main 37 5Y	1.900%	11/16/22	BRC	400,000	493	(387)
Put - iTraxx Main 37 5Y	1.900%	11/16/22	JPM	400,000	369	(387)
Put - CDX IG38 5Y	1.350%	12/21/22	DUB	$700,000	857	(1,642)
Put - CDX IG38 5Y	1.400%	12/21/22	DUB	1,000,000	1,463	(2,083)
Put - CDX IG38 5Y	1.500%	12/21/22	GSC	1,800,000	2,791	(2,982)
Put - CDX IG38 5Y	1.600%	12/21/22	MSC	500,000	750	(666)

					$11,823	($11,410)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($137)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)^10]	05/16/24	JPM	1,300,000	9,035	(22)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(23,093)

						$209,517	($23,252)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.785%	01/25/23	JPM	$4,300,000	$118,949	($1,686)
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.579%	01/31/23	MSC	2,300,000	53,762	(582)
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.558%	02/02/23	BRC	2,300,000	52,612	(592)
Call - 10-Year Interest Rate Swap	Receive	SOFR	1.736%	02/23/23	CIT	4,100,000	101,475	(2,636)
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.350%	04/26/23	GSC	4,200,000	82,935	(21,016)
Call - 10-Year Interest Rate Swap	Receive	SOFR	2.350%	05/31/23	MSC	11,700,000	254,916	(73,643)

							664,649	(100,155)

Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	BNP	EUR 4,700,000	-	(1,233,903)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	MSC	4,500,000	109,159	(1,181,397)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BNP	5,490,000	136,171	(1,442,125)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BRC	2,810,000	68,840	(738,137)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%	11/17/23	DUB	$20,200,000	254,520	(1,444,940)

							568,690	(6,040,502)

Total Interest Rate Swaptions							$1,233,339	($6,140,657)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 4.500% due 11/14/52	$99.406	11/07/22	JPM	$600,000	$4,688	($26,161)

Total Written Options					$1,459,367	($6,201,480)

(f)	Swap agreements outstanding as of September 30, 2022 were as follows:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/22(2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/22	ICE	0.744%	EUR 200,000	$184	$343	($159)
General Electric Co.	Q	1.000%	12/20/23	ICE	0.652%	$300,000	1,340	(4,247)	5,587

Total Credit Default Swaps							$1,524	($3,904)	$5,428

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.850%	U.S. CPI Urban Consumers	Z/Z	LCH	12/20/22	$23,700,000	($882,669)	$ -	($882,669)
5.470%	U.S. CPI Urban Consumers	Z/Z	LCH	03/21/23	1,000,000	(4,827)	-	(4,827)
5.320%	U.S. CPI Urban Consumers	Z/Z	LCH	04/29/23	1,500,000	1,021	-	1,021
5.150%	U.S. CPI Urban Consumers	Z/Z	LCH	05/23/23	4,400,000	25,731	-	25,731
5.185%	U.S. CPI Urban Consumers	Z/Z	LCH	05/24/23	4,100,000	26,570	-	26,570
-0.526%	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	(496,435)	-	(496,435)
0.550%	6-Month EUR-LIBOR	A/S	LCH	08/10/24	200,000	(7,465)	(646)	(6,819)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	(329,171)	-	(329,171)
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	1,000,000	(161,742)	23,419	(185,161)
0.700%	6-Month EUR-LIBOR	A/S	LCH	04/11/27	EUR 700,000	(61,972)	(3,137)	(58,835)
0.650%	6-Month EUR-LIBOR	A/S	LCH	04/12/27	1,400,000	(127,209)	(6,954)	(120,255)
0.650%	6-Month EUR-LIBOR	A/S	LCH	05/11/27	900,000	(83,910)	(6,296)	(77,614)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/13/27	1,600,000	(123,319)	(5,429)	(117,890)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	700,000	(54,218)	(2,438)	(51,780)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	GBP 120,000	(19,535)	-	(19,535)
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	(112,008)	-	(112,008)
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(278,201)	-	(278,201)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(862,269)	-	(862,269)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(420,743)	(3,109)	(417,634)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(87,390)	642	(88,032)
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 100,000	(20,210)	-	(20,210)
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	2,900,000	(676,902)	(163,837)	(513,065)
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	(498,439)	57,700	(556,139)
3.475%	GBP Retail Price	Z/Z	LCH	08/15/30	700,000	(155,933)	7,283	(163,216)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(861,860)	(38,565)	(823,295)
3.750%	GBP Retail Price	Z/Z	LCH	04/15/31	GBP 770,000	(154,020)	(364)	(153,656)
4.066%	GBP Retail Price	Z/Z	LCH	09/15/31	300,000	(43,047)	-	(43,047)
3.566%	GBP Retail Price	Z/Z	LCH	03/15/36	400,000	(86,189)	-	(86,189)
3.580%	GBP Retail Price	Z/Z	LCH	03/15/36	1,200,000	(255,894)	(7,031)	(248,863)
2.488%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/37	EUR 1,620,000	(12,902)	1,864	(14,766)
2.421%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/52	240,000	(6,842)	-	(6,842)
1.500%	6-Month EUR-LIBOR	A/S	LCH	3/15/53	3300,000	(55,329)	(33,722)	(21,607)
1.888%	3-Month USD-LIBOR	S/Q	LCH	11/21/53	$1,100,000	(272,041)	-	(272,041)

						($7,159,369)	($180,620)	($6,978,749)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	$6,810,000	$575,916	$-	$575,916
2.633%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	418,840	-	418,840
2.264%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	91,092	-	91,092
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	134,696	-	134,696
4.480%	GBP Retail Price	Z/Z	LCH	09/15/23	GBP 700,000	83,234	-	83,234
6.440%	GBP Retail Price	Z/Z	LCH	05/15/24	600,000	20,973	-	20,973
6.600%	GBP Retail Price	Z/Z	LCH	05/15/24	1,500,000	47,190	416	46,774
5.200%	GBP Retail Price	Z/Z	LCH	06/15/24	900,000	27,614	-	27,614
5.330%	GBP Retail Price	Z/Z	LCH	06/15/24	1,300,000	36,241	-	36,241
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	$ 2,100,000	196,438	-	196,438
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	247,759	-	247,759
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	115,617	-	115,617
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	65,714	-	65,714
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	84,833	191	84,642
4.735%	GBP Retail Price	Z/Z	LCH	12/15/26	GBP 1,500,000	137,259	(20,112)	157,371
4.615%	GBP Retail Price	Z/Z	LCH	02/15/27	1,300,000	111,877	-	111,877
4.626%	GBP Retail Price	Z/Z	LCH	02/15/27	1,600,000	136,750	-	136,750
2.965%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	EUR 800,000	8,218	-	8,218
3.000%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	1,300,000	11,135	659	10,476
3.130%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/27	300,000	661	-	661
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	$900,000	122,203	-	122,203
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	129,503	-	129,503
5.890%	1-Day JPY- TONAR	S/S	LCH	09/21/27	JPY 377,560,000	3,213	(3,587)	6,800
3.250%	3-Month NZD Bank Bills	S/Q	LCH	03/21/28	NZD 3,500,000	114,615	6,351	108,264
2.573%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/28	$400,000	20,806	-	20,806
2.645%	U.S. CPI Urban Consumers	Z/Z	LCH	09/10/28	500,000	22,296	-	22,296
1.840%	3-Month USD-LIBOR	S/Q	LCH	11/21/28	5,500,000	484,575	-	484,575
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	5,100,000	460,490	(1,980)	462,470
2.600%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/32	EUR 1,500,000	5,448	7,231	(1,783)
2.720%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/32	1,400,000	(30,772)	(7,780)	(22,992)
2.470%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/32	800,000	1,218	-	1,218
4.125%	GBP Retail Price	Z/Z	LCH	09/15/32	GBP 330,000	11,890	-	11,890
4.130%	GBP Retail Price	Z/Z	LCH	09/15/32	1,470,000	52,195	130	52,065
1.750%	6-Month EUR-LIBOR	A/S	LCH	03/15/33	EUR 2,400,000	288,441	249,919	38,522
2.000%	1-Day GBP-SONIA	A/A	LCH	03/15/53	GBP 2,400,000	748,004	736,967	11,037

						$4,986,182	$968,405	$4,017,777

Total Interest Rate Swaps						($2,173,187)	$787,785	($2,960,972)

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	SOFR+6.000%	Z	MSC	10/06/22	$10,000,000	$19,188	$-	$19,188
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/26	SOFR+6.000%	Z	MSC	10/06/22	10,000,000	(465,113)	-	(465,113)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	SOFR+8.000%	Z	MSC	10/20/22	15,000,000	(691,415)	-	(691,415)
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	SOFR+8.000%	Z	MSC	10/20/22	10,000,000	(450,166)	-	(450,166)
U.S. Treasury Inflation Protected Securities 0.375% due 01/15/27	SOFR+8.000%	Z	MSC	10/20/22	20,000,000	(1,540,907)	-	(1,540,907)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	SOFR+8.000%	Z	MSC	10/20/22	5,000,000	(84,607)	-	(84,607)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/27	SOFR+8.000%	Z	MSC	10/20/22	30,000,000	(2,421,230)	-	(2,421,230)
U.S. Treasury Inflation Protected Securities 0.500% due 04/15/24	SOFR+8.000%	Z	MSC	10/20/22	5,000,000	(144,226)	-	(144,226)
U.S. Treasury Inflation Protected Securities 0.625% due 04/15/23	SOFR+8.000%	Z	MSC	10/20/22	30,000,000	(348,248)	-	(348,248)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Receive	Pay	Payment Frequency	Counter party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	SOFR+8.000%	Z	MSC	10/20/22	$15,000,000	($405,896)	$-	($405,896)
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	SOFR+7.000%	Z	MSC	01/20/23	20,000,000	(1,393,724)	-	(1,393,724)
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	SOFR+7.000%	Z	MSC	01/20/23	10,000,000	(358,737)	-	(358,737)

						($8,285,081)	$-	($8,285,081)

Total Swap Agreements						($10,456,744)	$783,881	($11,240,625)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$19,580,072	$-	$19,580,072	$-
	Mortgage-Backed Securities	34,100,416	-	31,697,549	2,402,867
	Asset-Backed Securities	65,966,184	-	65,966,184	-
	U.S. Treasury Obligations	513,221,806	-	513,221,806	-
	Foreign Government Bonds & Notes	42,025,241	-	42,025,241	-
	Short-Term Investments	15,720,108	-	15,720,108	-
	Derivatives:
	Credit Contracts
	Swaps	5,587	-	5,587	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,241,700	-	3,241,700	-
	Interest Rate Contracts
	Futures	6,113,619	6,113,619	-	-
	Purchased Options	3,521,241	-	3,521,241	-
	Swaps	4,115,062	-	4,115,062	-

	Total Interest Rate Contracts	13,749,922	6,113,619	7,636,303	-
	Total Asset - Derivatives	16,997,209	6,113,619	10,883,590	-

	Total Assets	707,611,036	6,113,619	699,094,550	2,402,867

Liabilities	Sale-buyback Financing Transactions	(347,255,615)	-	(347,255,615)	-
	Derivatives:
	Credit Contracts
	Written Options	(11,410)	-	(11,410)	-
	Swaps	(159)	-	(159)	-

	Total Credit Contracts	(11,569)	-	(11,569)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(928,780)	-	(928,780)	-
	Interest Rate Contracts
	Futures	(3,232,995)	(3,232,995)	-	-
	Written Options	(6,190,070)	-	(6,190,070)	-
	Swaps	(15,361,115)	-	(15,361,115)	-

	Total Interest Rate Contracts	(24,784,180)	(3,232,995)	(21,551,185)	-

	Total Liabilities - Derivatives	(25,724,529)	(3,232,995)	(22,491,534)	-

	Total Liabilities	(372,980,144)	(3,232,995)	(369,747,149)	-

	Total	334,630,892	2,880,624	329,347,401	2,402,867

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 24.5%
Basic Materials - 0.5%
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,161,471
CF Industries, Inc. 4.950% due 06/01/43	960,000	775,406
DuPont de Nemours, Inc. 5.319% due 11/15/38	685,000	622,832
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	760,000	582,290
International Flavors & Fragrances, Inc. 3.468% due 12/01/50 ~	1,126,000	739,306
LYB International Finance III LLC 1.250% due 10/01/25	329,000	289,408
Nutrien Ltd. (Canada) 5.000% due 04/01/49	375,000	332,600
Steel Dynamics, Inc. 1.650% due 10/15/27	750,000	614,504
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	1,550,000	1,320,577
Vale Overseas Ltd. (Brazil) 3.750% due 07/08/30	780,000	633,103

		7,071,497

Communications - 1.6%
Amazon.com, Inc.
3.875% due 08/22/37	1,500,000	1,306,435
3.950% due 04/13/52	875,000	719,693
AT&T, Inc.
2.750% due 06/01/31	3,100,000	2,486,498
3.500% due 06/01/41	3,040,000	2,196,004
3.550% due 09/15/55	1,434,000	944,934
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/31	3,050,000	2,310,719
3.500% due 06/01/41	1,285,000	823,851
3.700% due 04/01/51	860,000	523,417
Comcast Corp.
2.650% due 02/01/30	2,500,000	2,098,426
2.800% due 01/15/51	736,000	453,370
3.250% due 11/01/39	1,970,000	1,451,693
Corning, Inc. 5.750% due 08/15/40	300,000	293,405
Cox Communications, Inc. 2.950% due 10/01/50 ~	555,000	331,327
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	1,000,000	692,014
Discovery Communications LLC 3.625% due 05/15/30	980,000	805,971
Paramount Global 4.000% due 01/15/26	575,000	543,602
Verizon Communications, Inc.
2.650% due 11/20/40	2,046,000	1,338,287
3.700% due 03/22/61	600,000	408,575
3.875% due 02/08/29	1,500,000	1,371,356
Walt Disney Co. 2.650% due 01/13/31	1,000,000	829,214

		21,928,791

Consumer, Cyclical - 2.4%
7-Eleven, Inc.
0.625% due 02/10/23 ~	1,490,000	1,468,912
0.950% due 02/10/26 ~	345,000	297,910
1.300% due 02/10/28 ~	1,777,000	1,433,482
2.500% due 02/10/41 ~	283,000	176,243

	Principal Amount	Value
Alimentation Couche-Tard, Inc. (Canada)
3.439% due 05/13/41 ~	$785,000	$537,038
3.625% due 05/13/51 ~	875,000	567,803
American Airlines Pass-Through Trust Class A 3.650% due 12/15/29	1,202,040	908,244
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	1,543,360	1,345,445
American Airlines Pass-Through Trust Class B 3.950% due 01/11/32	2,261,000	1,840,283
Delta Air Lines Pass-Through Trust Class A 2.500% due 12/10/29	1,263,333	1,060,385
Delta Air Lines Pass-Through Trust Class B 4.250% due 01/30/25	507,830	496,067
General Motors Financial Co., Inc.
1.200% due 10/15/24	1,600,000	1,470,081
2.700% due 06/10/31	830,000	610,513
3.800% due 04/07/25	390,000	371,825
4.350% due 01/17/27	230,000	213,488
Hasbro, Inc. 3.900% due 11/19/29	682,000	597,465
Home Depot, Inc.
3.125% due 12/15/49	2,000,000	1,381,806
4.950% due 09/15/52	625,000	588,742
Hyundai Capital America
1.300% due 01/08/26 ~	1,825,000	1,580,551
1.800% due 01/10/28 ~	395,000	315,235
2.650% due 02/10/25 ~	600,000	559,721
JetBlue Pass-Through Trust Class B 7.750% due 11/15/28	1,206,194	1,159,297
Lear Corp. 2.600% due 01/15/32	265,000	196,507
Lennar Corp. 4.500% due 04/30/24	195,000	191,517
Lowe’s Cos., Inc. 4.500% due 04/15/30	2,000,000	1,872,745
MDC Holdings, Inc. 2.500% due 01/15/31	530,000	354,789
Nordstrom, Inc. 4.250% due 08/01/31	731,000	502,245
O’Reilly Automotive, Inc. 3.900% due 06/01/29	2,635,000	2,404,242
Starbucks Corp.
2.550% due 11/15/30	2,000,000	1,634,254
3.350% due 03/12/50	565,000	386,806
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	791,000	659,350
Tractor Supply Co. 1.750% due 11/01/30	1,000,000	750,277
United Airlines Pass-Through Trust Class A
3.100% due 10/07/28	487,758	377,568
3.700% due 09/01/31	1,225,807	965,402
United Airlines Pass-Through Trust Class B
3.650% due 10/07/25	1,342,865	1,184,098
3.650% due 07/07/27	1,868,333	1,640,545
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,318,573

		33,419,454

Consumer, Non-Cyclical - 3.3%
AbbVie, Inc.
3.200% due 11/21/29	3,175,000	2,782,113
4.050% due 11/21/39	2,120,000	1,711,357
4.250% due 11/21/49	910,000	731,684
Altria Group, Inc. 2.450% due 02/04/32	835,000	590,550
Amgen, Inc.
3.000% due 02/22/29	1,500,000	1,312,817
3.150% due 02/21/40	1,125,000	814,159

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.750% due 04/15/58	$3,470,000	$2,856,717
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	221,924
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	540,000	395,636
BAT Capital Corp. (United Kingdom) 2.259% due 03/25/28	3,125,000	2,490,464
Biogen, Inc. 2.250% due 05/01/30	339,000	267,505
Bon Secours Mercy Health, Inc. 3.205% due 06/01/50	700,000	483,541
Boston Scientific Corp. 4.550% due 03/01/39	167,000	145,100
Bristol-Myers Squibb Co.
2.350% due 11/13/40	165,000	110,497
4.125% due 06/15/39	1,000,000	876,856
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	1,305,000	1,028,144
CommonSpirit Health
2.782% due 10/01/30	1,065,000	851,375
3.910% due 10/01/50	650,000	463,943
Conagra Brands, Inc. 1.375% due 11/01/27	1,085,000	876,723
Constellation Brands, Inc. 5.250% due 11/15/48	290,000	260,894
CVS Health Corp.
4.875% due 07/20/35	850,000	769,901
5.050% due 03/25/48	430,000	379,692
CVS Pass-Through Trust 4.163% due 08/11/36 ~	498,403	437,752
DH Europe Finance II SARL 3.250% due 11/15/39	285,000	216,784
Elevance Health, Inc. 2.250% due 05/15/30	1,135,000	917,252
Gilead Sciences, Inc.
1.650% due 10/01/30	1,125,000	864,322
2.600% due 10/01/40	675,000	447,349
Global Payments, Inc.
3.200% due 08/15/29	1,934,000	1,614,061
5.300% due 08/15/29	285,000	268,397
GSK Consumer Healthcare Capital US LLC 3.375% due 03/24/29 ~	610,000	532,656
HCA, Inc.
5.250% due 06/15/26	2,430,000	2,350,947
5.500% due 06/15/47	700,000	593,383
Keurig Dr Pepper, Inc.
3.200% due 05/01/30	655,000	558,160
3.800% due 05/01/50	610,000	434,042
Kraft Heinz Foods Co.
4.375% due 06/01/46	360,000	280,635
4.625% due 10/01/39	640,000	531,167
Kroger Co. 1.700% due 01/15/31	2,000,000	1,503,120
MedStar Health, Inc. 3.626% due 08/15/49	520,000	380,340
MidMichigan Health 3.409% due 06/01/50	1,000,000	699,092
Mondelez International, Inc. 1.875% due 10/15/32	750,000	546,344
MultiCare Health System 2.803% due 08/15/50	560,000	350,745
Nationwide Children’s Hospital, Inc. 4.556% due 11/01/52	150,000	132,502
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	440,018
Piedmont Healthcare, Inc. 2.864% due 01/01/52	515,000	328,325
Quanta Services, Inc. 2.350% due 01/15/32	890,000	656,044

	Principal Amount	Value
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/30	$2,125,000	$1,611,492
Royalty Pharma PLC 2.150% due 09/02/31	84,000	61,961
S&P Global, Inc. 2.700% due 03/01/29 ~	853,000	738,770
Smithfield Foods, Inc. 3.000% due 10/15/30 ~	1,025,000	792,757
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	1,695,000	1,203,591
Thermo Fisher Scientific, Inc. 2.000% due 10/15/31	835,000	659,010
Triton Container International Ltd. (Bermuda) 2.050% due 04/15/26 ~	1,100,000	934,882
Tyson Foods, Inc. 3.550% due 06/02/27	850,000	788,750
UnitedHealth Group, Inc.
2.750% due 05/15/40	945,000	663,989
3.250% due 05/15/51	525,000	365,890
Universal Health Services, Inc. 2.650% due 10/15/30 ~	464,000	343,933
University of Miami 4.063% due 04/01/52	240,000	197,534
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	585,000	534,027
Viatris, Inc. 3.850% due 06/22/40	340,000	212,610

		44,614,225

Energy - 1.7%
Aker BP ASA (Norway) 2.000% due 07/15/26 ~	307,000	265,171
BG Energy Capital PLC (United Kingdom) 5.125% due 10/15/41 ~	280,000	254,327
Boardwalk Pipelines LP 4.450% due 07/15/27	480,000	446,303
BP Capital Markets America, Inc.
2.772% due 11/10/50	565,000	352,017
3.633% due 04/06/30	1,685,000	1,515,537
Chevron USA, Inc. 3.250% due 10/15/29	875,000	789,278
Coterra Energy, Inc. 3.900% due 05/15/27 ~	495,000	459,427
Diamondback Energy, Inc. 3.125% due 03/24/31	1,000,000	812,620
DT Midstream, Inc. 4.300% due 04/15/32 ~	790,000	680,814
Ecopetrol SA (Colombia) 5.875% due 09/18/23	440,000	437,257
Energy Transfer LP
4.150% due 09/15/29	605,000	528,252
3.900% due 07/15/26	2,470,000	2,305,004
6.100% due 02/15/42	455,000	399,319
Eni SpA (Italy) 4.000% due 09/12/23 ~	590,000	582,914
Enterprise Products Operating LLC 3.700% due 02/15/26	740,000	706,608
Exxon Mobil Corp. 4.114% due 03/01/46	1,060,000	878,465
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	475,000	370,309
4.317% due 12/30/39 ~	335,000	238,619
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.940% due 09/30/40 ~	531,592	405,664
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,511,983
HF Sinclair Corp.
2.625% due 10/01/23 ~	540,000	522,887
5.875% due 04/01/26 ~	842,000	826,335

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Kinder Morgan, Inc. 5.050% due 02/15/46	$310,000	$254,164
MPLX LP 4.500% due 04/15/38	580,000	468,211
NGPL PipeCo LLC 3.250% due 07/15/31 ~	860,000	674,601
Phillips 66 Co. 3.550% due 10/01/26 ~	560,000	522,704
Pioneer Natural Resources Co. 1.900% due 08/15/30	760,000	582,180
Plains All American Pipeline LP/PAA Finance Corp. 5.150% due 06/01/42	1,000,000	763,027
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	300,000	273,733
5.625% due 03/01/25	1,130,000	1,130,111
Saudi Arabian Oil Co. (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	180,260
Schlumberger Holdings Corp. 4.000% due 12/21/25 ~	770,000	743,026
Shell International Finance BV (Netherlands)
2.375% due 11/07/29	1,135,000	952,874
3.125% due 11/07/49	570,000	391,804
Suncor Energy, Inc. (Canada) 5.950% due 12/01/34	690,000	667,392
Targa Resources Corp. 4.200% due 02/01/33	190,000	158,534
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	808,356

		23,860,087

Financial - 9.7%
ABN AMRO Bank NV (Netherlands) 2.470% due 12/13/29 ~	400,000	317,545
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.450% due 10/29/26	470,000	397,077
3.300% due 01/30/32	550,000	414,303
4.500% due 09/15/23	1,000,000	986,122
6.500% due 07/15/25	300,000	299,672
AIB Group PLC (Ireland)
4.263% due 04/10/25 ~	600,000	575,523
4.750% due 10/12/23 ~	1,340,000	1,322,733
Air Lease Corp.
2.875% due 01/15/26	610,000	546,634
3.375% due 07/01/25	2,555,000	2,382,969
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	1,130,000	949,554
American International Group, Inc. 4.375% due 06/30/50	770,000	618,588
American Tower Corp. REIT
1.500% due 01/31/28	2,255,000	1,806,453
1.875% due 10/15/30	2,510,000	1,861,117
2.950% due 01/15/51	229,000	137,896
3.100% due 06/15/50	351,000	219,497
Athene Global Funding
0.950% due 01/08/24 ~	772,000	727,170
1.450% due 01/08/26 ~	905,000	787,912
2.500% due 01/14/25 ~	1,418,000	1,323,910
2.500% due 03/24/28 ~	885,000	738,117
Australia & New Zealand Banking Group Ltd. (Australia) 4.400% due 05/19/26 ~	1,140,000	1,083,947
Aviation Capital Group LLC 5.500% due 12/15/24 ~	1,000,000	969,018
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	305,000	256,661
2.528% due 11/18/27 ~	5,605,000	4,392,529
4.250% due 04/15/26 ~	765,000	686,797

	Principal Amount	Value
Banco Santander SA (Spain)
1.722% due 09/14/27	$200,000	$165,694
1.849% due 03/25/26	2,000,000	1,729,169
2.749% due 12/03/30	400,000	283,371
5.147% due 08/18/25	1,200,000	1,165,092
Bank of America Corp.
1.197% due 10/24/26	1,385,000	1,209,539
2.572% due 10/20/32	845,000	647,202
2.676% due 06/19/41	1,900,000	1,231,449
3.705% due 04/24/28	6,445,000	5,872,288
4.376% due 04/27/28	740,000	694,313
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~	1,212,000	1,004,013
6.253% due 09/16/26 ~	903,000	884,267
Banque Federative du Credit Mutuel SA (France) 1.604% due 10/04/26 ~	1,365,000	1,167,617
Barclays PLC (United Kingdom)
1.007% due 12/10/24	1,341,000	1,262,936
2.894% due 11/24/32	358,000	259,262
5.304% due 08/09/26	750,000	721,077
Berkshire Hathaway Finance Corp. 3.850% due 03/15/52	1,285,000	986,484
BNP Paribas SA (France)
1.904% due 09/30/28 ~	550,000	444,607
2.159% due 09/15/29 ~	874,000	684,660
2.588% due 08/12/35 ~	660,000	472,300
BPCE SA (France)
1.652% due 10/06/26 ~	1,670,000	1,451,785
2.277% due 01/20/32 ~	1,000,000	722,331
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	400,000	323,512
2.500% due 08/16/31	260,000	189,844
4.125% due 05/15/29	600,000	522,197
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	1,200,000	759,788
Brown & Brown, Inc. 2.375% due 03/15/31	1,125,000	841,729
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	961,613
Capital One Financial Corp. 3.800% due 01/31/28	1,930,000	1,747,244
Citigroup, Inc.
2.520% due 11/03/32	225,000	170,856
2.561% due 05/01/32	975,000	749,713
3.057% due 01/25/33	1,909,000	1,505,540
3.520% due 10/27/28	1,140,000	1,019,083
Commonwealth Bank of Australia (Australia) 3.305% due 03/11/41 ~	660,000	442,075
Corebridge Financial, Inc.
3.650% due 04/05/27 ~	985,000	900,977
3.850% due 04/05/29 ~	270,000	238,296
Credit Agricole SA (France)
1.247% due 01/26/27 ~	1,617,000	1,378,029
2.811% due 01/11/41 ~	250,000	148,646
4.375% due 03/17/25 ~	1,125,000	1,081,467
Credit Suisse AG (Switzerland) 3.700% due 02/21/25	500,000	469,784
Credit Suisse Group AG (Switzerland)
3.091% due 05/14/32 ~	745,000	523,881
4.282% due 01/09/28 ~	1,135,000	965,207
6.373% due 07/15/26 ~	339,000	327,828
Crown Castle, Inc. REIT
2.900% due 04/01/41	2,000,000	1,303,200
3.100% due 11/15/29	2,635,000	2,216,532
Deutsche Bank AG (Germany) 2.129% due 11/24/26	1,220,000	1,037,070
Digital Realty Trust LP REIT 3.700% due 08/15/27	1,015,000	941,931
DNB Bank ASA (Norway) 1.605% due 03/30/28 ~	805,000	671,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Empower Finance 2020 LP 3.075% due 09/17/51 ~	$625,000	$384,505
Equinix, Inc. REIT 2.900% due 11/18/26	840,000	754,664
F&G Global Funding 1.750% due 06/30/26 ~	460,000	400,944
Federal Realty Investment Trust REIT 1.250% due 02/15/26	785,000	691,664
Federation des Caisses Desjardins du Quebec (Canada) 4.400% due 08/23/25 ~	745,000	720,970
Goldman Sachs Group, Inc.
1.431% due 03/09/27	925,000	796,066
1.948% due 10/21/27	2,713,000	2,323,484
2.383% due 07/21/32	1,600,000	1,208,232
2.640% due 02/24/28	716,000	622,035
3.691% due 06/05/28	1,785,000	1,616,231
4.017% due 10/31/38	685,000	542,588
4.250% due 10/21/25	1,850,000	1,787,578
Healthcare Realty Holdings LP REIT 2.000% due 03/15/31	1,125,000	828,037
Healthpeak Properties, Inc. REIT
2.125% due 12/01/28	813,000	666,563
2.875% due 01/15/31	1,130,000	923,642
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28	4,175,000	3,342,901
2.206% due 08/17/29	495,000	383,567
5.210% due 08/11/28	1,150,000	1,076,329
ING Groep NV (Netherlands) 1.726% due 04/01/27	675,000	579,418
KeyCorp 4.789% due 06/01/33	115,000	105,607
Life Storage LP REIT 2.400% due 10/15/31	1,230,000	924,978
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27	590,000	501,835
4.716% due 08/11/26	1,150,000	1,105,731
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	975,441
Macquarie Group Ltd. (Australia)
1.340% due 01/12/27 ~	1,075,000	921,178
2.871% due 01/14/33 ~	600,000	451,822
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.741% due 03/07/29	2,065,000	1,849,276
5.063% due 09/12/25	504,000	498,903
Mizuho Financial Group, Inc. (Japan)
1.234% due 05/22/27	515,000	435,793
5.414% due 09/13/28	2,440,000	2,388,272
Morgan Stanley
1.794% due 02/13/32	700,000	512,434
2.475% due 01/21/28	1,600,000	1,400,123
3.217% due 04/22/42	805,000	562,582
4.457% due 04/22/39	855,000	725,488
Natwest Group PLC (United Kingdom)
4.445% due 05/08/30	515,000	452,609
4.892% due 05/18/29	1,400,000	1,276,437
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	1,000,000	845,654
New York Life Insurance Co. 3.750% due 05/15/50 ~	1,140,000	846,431
Nordea Bank Abp (Finland) 5.375% due 09/22/27 ~	580,000	566,051
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	408,197
Office Properties Income Trust REIT
2.400% due 02/01/27	910,000	656,472
3.450% due 10/15/31	210,000	127,059
Park Aerospace Holdings Ltd. (Ireland) 4.500% due 03/15/23 ~	5,945,000	5,911,117
Physicians Realty LP REIT 2.625% due 11/01/31	315,000	239,447

	Principal Amount	Value
Public Storage REIT
1.950% due 11/09/28	$382,000	$318,473
2.250% due 11/09/31	320,000	252,265
Realty Income Corp. REIT 1.800% due 03/15/33	705,000	495,307
Sabra Health Care LP REIT 3.200% due 12/01/31	515,000	379,098
Santander UK Group Holdings PLC (United Kingdom) 1.673% due 06/14/27	560,000	466,197
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,147,620
Societe Generale SA (France)
1.488% due 12/14/26 ~	1,900,000	1,609,918
1.792% due 06/09/27 ~	455,000	379,258
4.250% due 04/14/25 ~	1,935,000	1,841,490
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,520,000	2,363,731
1.456% due 01/14/27 ~	565,000	478,951
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	379,949
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	250,000	210,319
2.095% due 02/11/32 ~	1,320,000	961,406
4.488% due 05/12/26 ~	926,000	892,951
4.703% due 08/05/27 ~	835,000	792,441
UDR, Inc. REIT
1.900% due 03/15/33	185,000	128,505
2.100% due 08/01/32	1,130,000	817,634
UniCredit SpA (Italy)
1.982% due 06/03/27 ~	1,440,000	1,176,777
5.861% due 06/19/32 ~	315,000	259,820
Wells Fargo & Co.
2.393% due 06/02/28	2,600,000	2,232,928
4.611% due 04/25/53	780,000	634,870
Welltower, Inc. REIT 2.800% due 06/01/31	1,200,000	949,546
Westpac Banking Corp. (Australia)
3.133% due 11/18/41	541,000	347,206
5.405% due 08/10/33	780,000	700,858
WP Carey, Inc. REIT
2.250% due 04/01/33	325,000	231,664
2.400% due 02/01/31	1,130,000	868,816

		133,954,641

Industrial - 1.5%
BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	935,000	810,791
Boeing Co.
1.167% due 02/04/23	230,000	227,197
1.433% due 02/04/24	465,000	441,998
1.950% due 02/01/24	565,000	542,484
2.196% due 02/04/26	1,785,000	1,585,670
2.700% due 02/01/27	2,115,000	1,837,253
2.750% due 02/01/26	162,000	146,833
3.100% due 05/01/26	2,537,000	2,319,010
CRH America, Inc. 3.875% due 05/18/25 ~	450,000	433,510
CSX Corp. 3.800% due 11/01/46	1,470,000	1,125,792
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	1,399,000	1,255,210
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	520,334
Kansas City Southern 4.700% due 05/01/48	1,500,000	1,291,440
L3Harris Technologies, Inc. 1.800% due 01/15/31	460,000	344,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Martin Marietta Materials, Inc. 3.200% due 07/15/51	$600,000	$377,215
Masco Corp. 2.000% due 10/01/30	1,125,000	848,582
Norfolk Southern Corp. 3.050% due 05/15/50	770,000	504,007
Northrop Grumman Corp. 3.850% due 04/15/45	1,120,000	856,557
Otis Worldwide Corp. 3.112% due 02/15/40	750,000	530,956
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.200% due 11/15/25 ~	1,365,000	1,187,325
Raytheon Technologies Corp.
2.250% due 07/01/30	975,000	789,409
3.750% due 11/01/46	1,530,000	1,155,962
Siemens Financieringsmaatschappij NV (Netherlands) 3.300% due 09/15/46 ~	860,000	633,345
Union Pacific Corp. 3.550% due 08/15/39	765,000	607,623

		20,373,232

Technology - 1.8%
Activision Blizzard, Inc. 1.350% due 09/15/30	591,000	449,320
Analog Devices, Inc. 2.800% due 10/01/41	259,000	183,730
Apple, Inc.
3.350% due 08/08/32	1,500,000	1,337,470
3.950% due 08/08/52	2,000,000	1,674,098
Broadcom, Inc.
1.950% due 02/15/28 ~	2,800,000	2,298,744
3.187% due 11/15/36 ~	148,000	101,541
CGI, Inc. (Canada)
1.450% due 09/14/26	515,000	445,890
2.300% due 09/14/31	925,000	684,036
Dell International LLC/EMC Corp. 6.200% due 07/15/30	695,000	677,390
Intel Corp. 4.900% due 08/05/52	780,000	690,235
KLA Corp. 3.300% due 03/01/50	2,255,000	1,589,976
Leidos, Inc. 2.300% due 02/15/31	1,185,000	879,452
Microchip Technology, Inc. 0.983% due 09/01/24	404,000	372,204
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	1,870,000	1,408,140
3.250% due 05/11/41	895,000	588,978
Oracle Corp.
3.800% due 11/15/37	575,000	418,353
3.950% due 03/25/51	645,000	428,991
QUALCOMM, Inc. 4.500% due 05/20/52	300,000	258,328
Roper Technologies, Inc. 1.750% due 02/15/31	1,125,000	831,036
Take-Two Interactive Software, Inc. 3.700% due 04/14/27	886,000	823,829
TSMC Global Ltd. (Taiwan)
1.375% due 09/28/30 ~	1,385,000	1,029,024
4.625% due 07/22/32 ~	291,000	276,270
VMware, Inc.
1.400% due 08/15/26	1,028,000	880,426
4.700% due 05/15/30	2,415,000	2,175,816
Workday, Inc. 3.500% due 04/01/27	1,586,000	1,469,354
Xilinx, Inc. 2.375% due 06/01/30	3,552,000	2,934,317

		24,906,948

	Principal Amount	Value
Utilities - 2.0%
Alexander Funding Trust 1.841% due 11/15/23 ~	$800,000	$749,043
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	450,000	431,392
Atmos Energy Corp. 1.500% due 01/15/31	705,000	531,013
CenterPoint Energy Resources Corp. 1.750% due 10/01/30	560,000	431,588
Commonwealth Edison Co. 3.650% due 06/15/46	1,300,000	979,017
Constellation Energy Generation LLC 3.250% due 06/01/25	2,330,000	2,212,844
Consumers Energy Co. 3.250% due 08/15/46	265,000	192,877
Dominion Energy, Inc. 3.300% due 04/15/41	1,000,000	723,256
DTE Electric Co. 3.250% due 04/01/51	500,000	352,143
Duke Energy Corp.
3.750% due 09/01/46	1,500,000	1,066,238
4.500% due 08/15/32	750,000	679,255
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	268,951
Duquesne Light Holdings, Inc. 2.775% due 01/07/32 ~	800,000	613,689
Edison International 5.750% due 06/15/27	255,000	250,084
Emera US Finance LP (Canada) 4.750% due 06/15/46	550,000	433,477
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	603,580
Entergy Louisiana LLC
2.900% due 03/15/51	260,000	165,135
4.000% due 03/15/33	430,000	381,441
Evergy, Inc. 2.900% due 09/15/29	1,160,000	959,904
Fells Point Funding Trust 3.046% due 01/31/27 ~	1,370,000	1,222,354
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	411,761
Fortis, Inc. (Canada) 3.055% due 10/04/26	750,000	683,082
ITC Holdings Corp.
2.950% due 05/14/30 ~	360,000	296,044
4.950% due 09/22/27 ~	992,000	969,382
Jersey Central Power & Light Co. 4.300% due 01/15/26 ~	1,130,000	1,085,791
NRG Energy, Inc.
2.000% due 12/02/25 ~	430,000	380,149
2.450% due 12/02/27 ~	1,020,000	836,556
Pacific Gas and Electric Co.
1.700% due 11/15/23	420,000	402,988
2.950% due 03/01/26	300,000	264,988
3.250% due 02/16/24	1,190,000	1,149,324
3.450% due 07/01/25	475,000	442,255
3.750% due 08/15/42	191,000	121,479
4.300% due 03/15/45	325,000	216,469
PacifiCorp 4.150% due 02/15/50	450,000	363,137
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38	325,000	295,131
5.099% due 06/01/52	415,000	395,864
5.212% due 12/01/47	225,000	213,486
Puget Energy, Inc. 2.379% due 06/15/28	330,000	274,937
San Diego Gas & Electric Co. 2.950% due 08/15/51	1,100,000	717,401
Southern California Edison Co.
1.200% due 02/01/26	540,000	475,841
4.125% due 03/01/48	1,290,000	962,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Southern Co. Gas Capital Corp. 4.400% due 06/01/43	$1,000,000	$799,989
Southern Power Co. 5.150% due 09/15/41	895,000	785,454
Union Electric Co. 3.900% due 04/01/52	520,000	409,851
Vistra Operations Co. LLC 4.875% due 05/13/24 ~	1,063,000	1,036,829
WEC Energy Group, Inc. 1.375% due 10/15/27	615,000	507,460

		27,745,192

Total Corporate Bonds & Notes (Cost $406,388,028)		337,874,067

MORTGAGE-BACKED SECURITIES – 28.6%
Collateralized Mortgage Obligations - Commercial - 4.7%
ACRE Commercial Mortgage Ltd. (Cayman) 3.823% (USD LIBOR + 0.830%) due 12/18/37 § ~	1,711,444	1,696,688
ACRE Commercial Mortgage Ltd. 4.834% (USD LIBOR + 1.400%) due 12/18/37 § ~	1,198,000	1,147,873
BAMLL RE-Remic Trust 2.031% due 11/26/47 § ~	1,955,000	1,808,109
Bayview Financing Trust 5.700% (USD LIBOR + 3.000%) due 11/10/22 § ~	643,273	648,415
BPR Trust 4.662% (USD LIBOR + 1.250%) due 02/15/29 § ~	1,790,000	1,738,965
Commercial Mortgage Trust 2.321% due 01/10/38 § ~	1,600,000	1,373,421
Fannie Mae
1.707% due 11/25/31 §	3,500,000	2,782,027
2.593% due 06/25/32	4,798,000	4,089,185
Freddie Mac
3.800% due 12/25/32	3,650,000	3,411,479
4.797% (SOFR + 1.800%) due 07/25/41 § ~	3,748,399	3,505,273
Freddie Mac (IO)
1.194% due 11/25/30 §	18,945,000	1,458,663
1.211% due 10/25/30 §	15,300,000	1,190,055
1.364% due 12/25/29 §	8,830,000	601,290
Freddie Mac Multifamily Structured Pass-Through Certificates
1.981% due 12/25/31 §	3,800,000	3,065,357
2.400% due 03/25/32	4,200,000	3,506,347
2.920% due 06/25/32	2,100,000	1,839,244
Freddie Mac Multifamily WI Certificates 3.710% due 11/25/32	3,180,000	2,962,933
FREMF Mortgage Trust
3.690% due 01/25/26 § ~	2,100,000	1,915,431
4.009% due 01/25/50 § ~	2,385,000	2,247,717
4.192% due 04/25/48 § ~	2,000,000	1,881,002
4.282% due 08/25/47 § ~	2,000,000	1,942,466
FRR RE REMIC Trust 0.422% due 10/27/46 § ~	2,400,000	2,296,704
Havenpark MHC 3.700% due 08/01/32	4,000,000	3,928,906
Meadow Springs 3.700% due 07/01/32	4,000,000	3,702,520
MHC Commercial Mortgage Trust
4.919% (USD LIBOR + 2.101%) due 04/15/38 § ~	750,000	705,491
PFP Ltd. (Cayman) 4.339% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,570,922	1,487,712
Pralle Mead 4.550% due 09/01/32 ±	1,000,000	993,130

	Principal Amount	Value
SLG Office Trust 2.585% due 07/15/41 ~	$2,470,000	$1,985,272
Villas at Cordoba 4.510% due 09/01/32 ±	4,160,000	4,108,000
Wells Fargo Commercial Mortgage Trust 3.968% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,099,916	1,050,328

		65,070,003

Collateralized Mortgage Obligations - Residential - 5.8%
Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,412,055	1,305,131
Anchor Mortgage Trust 2.600% due 10/25/26 ~	3,550,000	3,318,465
ANTLR Mortgage Trust 2.115% due 11/25/24 § ~	1,864,000	1,788,253
Cascade MH Asset Trust
2.708% due 02/25/46 ~	1,420,000	1,104,869
4.250% due 08/25/54 § ~	3,471,499	3,037,101
CFMT LLC
0.946% due 12/26/30 § ~	919,953	894,626
1.374% due 02/25/31 § ~	3,815,000	3,565,087
Credit Suisse Mortgage Trust 3.023% due 08/25/60 § ~	1,689,238	1,624,826
CSMC Trust 1.668% due 09/27/60 § ~	2,735,031	2,581,213
Fannie Mae REMICS 3.500% due 11/25/57	4,281,151	4,071,162
FN Estancia10 3.780% due 08/01/32	3,870,000	3,810,741
Freddie Mac 2.000% due 12/25/51	2,545,546	2,245,502
Freddie Mac REMICS
1.500% due 01/25/51	3,025,790	2,428,440
3.500% due 01/15/48	4,694,903	4,104,794
Freedom Acquisition I Corp. 7.540% (USD LIBOR + 4.400%) due 03/25/23	2,610,000	2,583,639
Freedom Two 6.140% (USD LIBOR+3.000%) due 03/25/23 §	3,320,000	3,344,900
Government National Mortgage Association
2.666% (USD LIBOR + 1.280%) due 02/20/71 §	3,277,782	3,269,284
3.637% (USD LIBOR + 1.280%) due 01/20/71 §	4,807,885	4,821,206
Government National Mortgage Association (IO) 1.332% due 03/20/71 §	40,623,247	1,698,263
LHOME Mortgage Trust 2.090% due 09/25/26 § ~	1,000,000	964,783
PRPM LLC
2.115% due 01/25/26 § ~	1,507,091	1,405,413
2.115% due 03/25/26 § ~	1,047,248	982,951
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60	5,577,484	4,740,581
3.000% due 05/25/60	5,789,779	5,458,079
3.000% due 05/25/60	5,646,608	5,190,073
3.250% due 11/25/61	1,728,916	1,567,290
3.500% due 11/25/57	2,508,096	2,316,569
Towd Point Mortgage Trust
2.918% due 11/30/60 § ~	3,404,671	3,019,354
4.000% due 11/25/47 § ~	805,613	770,665
Wesley Apartments 3.810% due 08/01/33 ±	1,452,000	1,452,908

		79,466,168

Fannie Mae - 10.4%
due 10/13/52 #	3,940,000	3,546,924
0.970% due 07/01/27	5,688,716	4,858,117
1.090% due 04/01/28	2,889,000	2,423,773

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
1.275% due 04/01/30	$3,661,170	$2,944,277
1.370% due 03/01/30	3,627,686	2,959,461
1.410% due 12/01/30	10,170,000	8,034,389
1.440% due 01/01/31	1,400,000	1,104,344
1.460% due 12/01/30	5,000,000	3,967,326
1.560% due 01/01/31	2,700,000	2,152,373
1.754% due 03/01/32 §	3,299,701	2,630,999
1.815% due 01/01/31	1,028,006	851,217
1.870% due 05/01/31	6,400,000	5,219,930
2.010% due 01/01/32	2,200,000	1,791,178
2.140% due 12/01/33	2,550,000	2,057,914
2.160% due 12/01/33	3,100,000	2,506,621
2.290% due 01/01/37	4,065,307	3,217,608
2.320% due 02/01/35	1,912,000	1,501,645
2.500% due 10/01/51	3,364,691	2,840,189
2.500% due 12/01/51	3,328,316	2,813,885
2.500% due 01/01/52	2,430,032	2,052,089
2.500% due 03/01/61	2,797,856	2,308,633
2.500% due 07/01/61	2,030,635	1,671,654
2.510% due 10/01/30	2,730,000	2,368,979
2.550% due 10/01/30	905,000	794,915
3.000% due 05/01/47	2,933,830	2,618,117
3.000% due 02/01/48	2,793,720	2,488,156
3.000% due 04/01/48	2,690,133	2,323,885
3.000% due 10/01/50	2,403,451	2,108,471
3.000% due 01/01/52	2,202,256	1,936,074
3.040% due 07/01/32	1,762,219	1,593,498
3.080% due 05/01/32	1,875,000	1,668,029
3.140% due 07/01/32	1,710,000	1,537,036
3.190% due 07/01/33	1,042,497	947,094
3.260% due 02/01/31	800,000	727,673
3.500% due 07/01/50	2,279,982	2,072,598
3.500% due 03/01/60	2,729,397	2,490,424
3.510% due 09/01/32	5,000,000	4,588,778
3.540% due 10/01/32	2,715,000	2,635,671
3.610% due 01/01/37	2,604,800	2,431,373
3.650% due 10/01/32	4,566,000	4,604,526
3.670% due 09/01/32	546,000	500,702
3.750% due 09/01/32	2,610,000	2,457,746
3.790% due 12/01/30	2,610,000	2,479,112
3.800% due 09/01/32	2,210,061	2,080,314
3.830% due 09/01/32	2,500,000	2,359,319
3.870% due 03/01/30	4,592,000	4,429,516
3.910% due 08/01/32	1,300,000	1,226,948
3.970% due 10/01/32 ±	5,000,000	5,091,406
4.000% due 10/01/43	1,353,926	1,283,431
4.000% due 06/01/47	277,562	265,196
4.000% due 02/01/52	1,215,346	1,130,493
4.000% due 04/01/52	1,681,978	1,565,845
4.090% due 09/01/31	2,000,000	1,932,708
4.090% due 02/01/34	2,484,000	2,332,039
5.000% due 07/01/52	2,497,310	2,471,078
5.000% due 09/01/52	2,200,000	2,151,265
5.000% due 10/01/52	1,633,000	1,596,824
5.000% due 01/01/59	2,270,967	2,301,542
5.500% due 05/01/58	2,380,872	2,451,961

		143,497,288

Freddie Mac - 1.1%
2.500% due 07/01/50	5,962,322	5,036,174
3.000% due 10/01/51	2,719,198	2,402,733
3.000% due 02/01/52	2,303,278	2,024,779
3.500% due 04/01/37	1,357,057	1,274,845
3.700% due 06/01/34	5,000,000	4,580,193

		15,318,724

Government National Mortgage Association - 6.6%
due 09/20/52 #	2,010,987	2,003,446
2.500% due 10/20/45	818,593	705,320
2.500% due 10/20/50	1,311,778	1,127,554
2.500% due 10/20/50	1,066,478	916,701

	Principal Amount	Value
2.816% due 07/20/71 §	$2,516,054	$2,223,893
2.935% due 10/20/70 §	1,926,860	1,714,248
3.000% due 08/20/50	533,714	474,155
3.000% due 09/20/50	911,440	809,130
3.000% due 10/20/50	1,418,476	1,260,617
3.000% due 03/20/52	2,227,659	1,951,443
3.072% due 09/20/70 §	5,635,546	5,091,388
3.091% due 12/20/71 §	2,988,895	2,674,915
3.500% due 10/20/50	1,619,638	1,485,040
3.500% due 10/20/50	1,069,496	980,401
3.500% due 10/20/50	489,147	446,176
3.500% due 10/20/50	2,215,011	2,020,597
3.500% due 11/20/50	3,151,824	2,884,144
3.500% due 01/20/51	3,893,007	3,550,202
3.500% due 03/20/52	1,492,674	1,369,952
3.500% due 03/20/52	2,899,339	2,675,345
3.500% due 03/20/52	1,982,071	1,807,149
4.000% due 12/20/51	2,735,855	2,562,272
4.000% due 03/20/52	1,982,046	1,882,137
4.000% due 08/20/52	7,419,581	6,947,296
4.500% due 07/20/52	1,425,276	1,384,118
4.500% due 07/20/52	1,890,515	1,828,023
4.500% due 08/20/52	2,050,759	1,991,444
4.500% due 08/20/52	1,727,427	1,680,669
4.500% due 09/20/52	3,000,000	2,877,946
4.547% (UST + 1.708%) due 03/20/72 §	1,975,196	2,037,460
4.565% (UST + 1.734%) due 10/20/71 §	2,528,970	2,605,853
4.568% (UST + 1.734%) due 02/20/72 §	1,974,553	2,037,154
4.667% (UST + 1.837%) due 08/20/71 §	2,319,723	2,401,993
4.720% (UST + 1.833%) due 07/20/72 §	3,507,422	3,653,612
4.937% due 08/20/72	4,442,772	4,625,260
5.000% due 07/20/52	2,061,540	2,022,368
5.000% due 07/20/52	1,416,710	1,402,867
5.000% due 08/20/52	1,613,468	1,607,638
5.000% due 08/20/52	3,077,144	3,056,563
5.000% due 08/20/52	4,701,040	4,669,479
5.000% due 09/15/52	1,970,275	1,966,967

		91,412,935

Total Mortgage-Backed Securities (Cost $436,154,115)		394,765,118

ASSET-BACKED SECURITIES – 12.1%
American Credit Acceptance Receivables Trust 5.830% due 10/13/28 ~	1,617,000	1,563,137
American Homes 4 Rent Trust 5.885% due 04/17/52 ~	2,135,000	2,102,631
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	2,759,915
AMSR Trust
1.355% due 11/17/37 ~	4,000,000	3,575,338
2.006% due 11/17/37 ~	2,120,000	1,878,244
2.327% due 10/17/38 ~	1,342,000	1,134,266
2.751% due 06/17/38 § ~	3,650,000	2,955,470
4.000% due 10/17/39 ~	3,000,000	2,459,443
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,121,812
Business Jet Securities LLC
2.918% due 04/15/36 ~	3,301,857	2,808,882
2.981% due 11/15/35 ~	1,949,783	1,780,832
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	426,238	373,103
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	2,500,000	2,445,629

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
CFIN Issuer LLC 3.250% due 02/16/26 ~	$2,000,000	$1,959,588
Consumer Receivables Asset Investment Trust 6.641% (USD LIBOR + 3.000%) due 03/24/23 § ~	983,327	985,450
Continental Finance Credit Card ABS Master Trust
2.240% due 12/15/28 ~	2,170,000	2,001,291
6.190% due 10/15/30 ~	2,870,000	2,736,655
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~	3,815,000	3,399,739
2.730% due 11/15/29 ~	2,500,000	2,409,410
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	450,562	438,653
Crossroads Asset Trust 1.120% due 06/20/25 ~	679,000	657,642
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,118,608
Diamond Resorts Owner Trust 4.530% due 01/21/31 ~	137,723	135,227
Drive Auto Receivables Trust 3.180% due 10/15/26	3,000,000	2,964,524
DT Auto Owner Trust
1.100% due 02/16/27 ~	1,155,000	1,101,047
2.960% due 04/15/25 ~	2,366,592	2,334,091
Exeter Automobile Receivables Trust 5.980% due 12/15/28	3,400,000	3,262,249
FHF Trust 1.270% due 03/15/27 ~	227,325	217,511
FirstKey Homes Trust
2.389% due 08/17/38 ~	5,500,000	4,602,149
5.197% due 05/17/39 ~	915,000	860,456
Flagship Credit Auto Trust
0.530% due 04/15/25 ~	90,685	90,396
2.180% due 02/16/27 ~	1,762,000	1,650,134
6.000% due 07/17/28 ~	3,148,000	3,013,041
FMC GMSR Issuer Trust
3.620% due 07/25/26 § ~	4,600,000	3,656,626
3.690% due 02/25/24	3,630,000	3,510,936
3.850% due 10/25/26 § ~	2,100,000	1,700,428
4.450% due 01/25/26 § ~	2,700,000	2,326,352
6.190% due 04/25/27 ~	3,000,000	2,624,610
7.900% due 07/25/27 ~	3,000,000	2,791,292
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	2,850,000	2,731,550
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	148,830	148,622
1.140% due 11/17/25 ~	845,000	827,760
1.640% due 10/15/26 ~	425,000	404,886
5.340% due 06/15/28 ~	1,889,000	1,866,563
6.420% due 06/15/28 ~	2,000,000	1,952,413
Hilton Grand Vacations Trust 4.300% due 01/25/37 ~	2,146,091	2,059,013
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	1,000,000	983,385
LFT CRE Ltd. 4.768% (USD LIBOR + 1.950%) due 06/15/39 § ~	2,590,000	2,510,098
LL ABS Trust 3.790% due 01/17/28 ~	801,414	798,925
LP LMS Asset Securitization Trust
1.750% due 01/15/29 ~	1,625,409	1,588,028
3.228% due 10/15/28	760,328	756,702
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	2,000,873	1,964,790
Mercury Financial Credit Card Master Trust 1.540% due 03/20/26 ~	1,125,000	1,069,197
MVW LLC 1.140% due 01/22/41 ~	924,313	834,111
New Residential Mortgage Loan Trust 4.000% due 09/04/39 ~	2,537,000	2,083,644

	Principal Amount	Value
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~	$1,435,695	$1,270,789
3.104% due 07/25/26 ~	3,416,791	2,991,681
3.228% due 05/25/26 ~	1,659,150	1,464,556
3.844% due 12/25/25 ~	1,211,589	1,108,690
Octane Receivables Trust
2.890% due 03/20/26 ~	2,600,000	2,466,985
6.290% due 07/20/28 ~	2,613,000	2,553,813
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	557,029
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	1,203,350	1,176,231
Pagaya AI Technology in Housing Trust 4.250% due 08/25/25 ~	3,000,000	2,819,782
PNMAC GMSR Issuer Trust 6.531% (SOFR + 4.250%) due 05/25/27 § ~	1,730,000	1,652,924
PRET LLC 2.487% due 10/25/51 § ~	3,540,481	3,303,022
Pretium Mortgage Credit Partners I LLC 2.240% due 09/27/60 § ~	2,025,835	1,927,597
Progress Residential Trust
2.106% due 04/17/38 ~	3,250,000	2,735,492
2.409% due 05/17/38 ~	1,570,000	1,330,595
2.425% due 07/17/38 ~	2,530,000	2,143,059
2.538% due 05/17/26 ~	1,650,000	1,406,922
2.547% due 04/19/38 ~	2,550,000	2,170,208
2.811% due 11/17/40 ~	1,000,000	781,692
5.200% due 04/17/39 ~	1,685,000	1,527,590
Regional Management Issuance Trust
1.680% due 03/17/31 ~	1,217,000	1,089,091
2.420% due 03/17/31 ~	895,000	765,228
3.800% due 10/15/30 ~	2,000,000	1,780,732
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,274,616
Santander Drive Auto Receivables Trust
4.140% due 02/16/27	2,422,000	2,394,065
4.430% due 03/15/27	1,539,000	1,506,737
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	1,793,816
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	728,804	676,536
Tricolor Auto Securitization Trust 1.920% due 05/15/26 ~	815,000	789,343
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	850,000	813,989
Upstart Securitization Trust
5.980% due 08/20/32 ~	3,926,000	3,874,497
0.870% due 03/20/31 ~	330,346	327,945
VCAT LLC 2.289% due 12/26/50 § ~	1,816,689	1,746,393
VOLT XCII LLC 1.893% due 02/27/51 § ~	723,080	659,991
VOLT XCIII LLC 1.893% due 02/27/51 § ~	2,489,189	2,322,323
VOLT XCIV LLC 2.240% due 02/27/51 § ~	1,708,359	1,592,242
VOLT XCIX LLC 2.116% due 04/25/51 § ~	1,171,529	1,089,099
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,414,603	1,304,087
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,414,279	1,295,735
Westlake Automobile Receivables Trust 5.480% due 09/15/27 ~	3,300,000	3,202,728

Total Asset-Backed Securities (Cost $181,229,925)		167,774,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 32.9%
U.S. Treasury Bonds - 9.2%
1.125% due 08/15/40	$6,945,000	$4,306,171
1.250% due 05/15/50	127,000	71,142
1.375% due 08/15/50	11,770,000	6,822,002
1.625% due 11/15/50	6,885,000	4,277,844
1.875% due 02/15/41	14,025,000	9,941,588
1.875% due 02/15/51	7,498,800	4,967,369
1.875% due 11/15/51	8,070,000	5,340,386
2.000% due 11/15/41	5,200,000	3,725,008
2.000% due 08/15/51	6,815,000	4,658,159
2.250% due 05/15/41	13,162,000	9,957,619
2.250% due 08/15/46	950,000	684,928
2.375% due 02/15/42	4,790,000	3,672,583
2.375% due 05/15/51	260,000	194,634
2.875% due 08/15/45	4,210,000	3,438,879
2.875% due 05/15/52	25,300,000	21,224,328
3.125% due 02/15/43	368,000	316,638
3.250% due 05/15/42	43,715,000	38,810,724
3.875% due 08/15/40	2,000,000	1,967,344
4.250% due 05/15/39	2,000,000	2,086,953

		126,464,299

U.S. Treasury Notes – 23.7%
0.250% due 09/30/25	53,590,000	47,636,486
0.375% due 01/31/26	115,000	101,317
0.500% due 02/28/26	16,440,000	14,510,227
0.875% due 06/30/26	600,000	531,328
1.250% due 03/31/28	5,485,000	4,730,598
1.500% due 02/15/30	1,075,000	912,658
1.625% due 05/15/31	565,000	474,423
1.875% due 02/28/27	20,000,000	18,218,750
1.875% due 02/28/29	7,300,000	6,426,852
1.875% due 02/15/32	6,000,000	5,085,469
2.500% due 02/28/26	270,000	255,271
2.625% due 07/31/29	28,130,000	25,855,426
2.750% due 07/31/27	71,080,000	66,942,922
2.875% due 04/30/29	15,475,000	14,449,781
2.875% due 05/15/32	25,175,000	23,280,975
3.000% due 07/15/25	26,680,000	25,791,014
3.125% due 08/31/27	1,925,000	1,846,797
3.125% due 08/31/29	1,900,000	1,803,664
3.250% due 08/31/24	62,350,000	61,229,649
3.250% due 06/30/29	7,400,000	7,074,371

		327,157,978

Total U.S. Treasury Obligations (Cost $512,231,500)		453,622,277

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%
Chile Government (Chile) 2.550% due 01/27/32	272,000	214,031
Mexico Government (Mexico)
2.659% due 05/24/31	596,000	458,434
3.500% due 02/12/34	868,000	661,731
3.750% due 01/11/28	730,000	671,192
4.400% due 02/12/52	475,000	328,874
4.600% due 01/23/46	480,000	355,472
4.875% due 05/19/33	1,000,000	880,985
Panama Government (Panama)
3.160% due 01/23/30	480,000	392,437
4.500% due 04/16/50	415,000	290,165
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	266,105

Total Foreign Government Bonds & Notes (Cost $5,856,708)		4,519,426

	Principal Amount	Value
MUNICIPAL BONDS - 0.1%
California State Build America Bonds 7.350% due 11/01/39	$1,000,000	$1,203,774
Oklahoma Development Finance Authority 4.714% due 05/01/52	445,000	413,968
University of California 3.706% due 05/15/20	675,000	434,755

Total Municipal Bonds (Cost $2,711,561)		2,052,497

SHORT-TERM INVESTMENTS – 4.5%
Mortgage-Backed Security - 0.2%
MRA Issuance Trust 5.730% (USD SOFR + 2.750%) due 02/26/23 § ~	3,187,602	3,080,939

Repurchase Agreement - 4.3%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $59,682,007; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $60,861,998)	59,668,582	59,668,582

Total Short-Term Investments (Cost $62,856,184)		62,749,521

TOTAL INVESTMENTS - 103.0% (Cost $1,607,428,021)		1,423,357,250

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(41,729,959)

NET ASSETS - 100.0%		$1,381,627,291

Notes to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$337,874,067	$-	$337,874,067	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	65,070,003	-	59,968,873	5,101,130
	Collateralized Mortgage Obligations - Residential	79,466,168	-	78,013,260	1,452,908
	Fannie Mae	143,497,288	-	138,405,882	5,091,406
	Freddie Mac	15,318,724	-	15,318,724	-
	Government National Mortgage Association	91,412,935	-	91,412,935	-

	Total Mortgage-Backed Securities	394,765,118	-	383,119,674	11,645,444

	Asset-Backed Securities	167,774,344	-	167,774,344	-
	U.S. Treasury Obligations	453,622,277	-	453,622,277	-
	Foreign Government Bonds & Notes	4,519,426	-	4,519,426	-
	Municipal Bonds	2,052,497	-	2,052,497	-
	Short-Term Investments	62,749,521	-	62,749,521	-

	Total	$1,423,357,250	$-	$1,411,711,806	$11,645,444

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.2%
Communications - 1.2%
AT&T Mobility II LLC Series A 7.000% * ±	1,148,058	$29,219,385

Total Preferred Stocks (Cost $31,052,577)		29,219,385

COMMON STOCKS - 0.0%
Financial - 0.0%
CBL & Associates Properties, Inc. REIT	9,021	231,028

Total Common Stocks (Cost $125,422)		231,028

	Principal Amount
CORPORATE BONDS & NOTES - 31.6%
Basic Materials - 0.2%
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	$4,400,000	4,375,541

Communications - 0.8%
Charter Communications Operating LLC/ Charter Communications Operating Capital 3.850% due 04/01/61	7,500,000	4,397,814
Level 3 Financing, Inc. 3.400% due 03/01/27 ~	2,000,000	1,678,950
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,600,000	2,189,132
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	790,567
Sprint Corp. 7.875% due 09/15/23	1,200,000	1,214,244
T-Mobile USA, Inc.
2.550% due 02/15/31	3,800,000	3,014,072
3.375% due 04/15/29	7,200,000	6,231,600

		19,516,379

Consumer, Cyclical - 2.9%
Air Canada Pass-Through Trust (Canada) 3.750% due 06/15/29 ~	1,563,478	1,402,586
Alaska Airlines Pass-Through Trust 4.800% due 02/15/29 ~	5,480,952	5,184,793
American Airlines Pass-Through Trust A
3.250% due 04/15/30	2,240,498	1,746,610
4.000% due 01/15/27	2,134,411	1,828,490
American Airlines Pass-Through Trust AA 3.000% due 04/15/30	3,435,223	2,973,104
Daimler Trucks Finance North America LLC 3.654% (SOFR + 0.750%) due 12/13/24 § ~	6,650,000	6,570,107
Ford Motor Credit Co. LLC
2.748% due 06/14/24	GBP 3,400,000	3,426,942
3.021% due 03/06/24	EUR 5,400,000	5,073,980
3.375% due 11/13/25	$6,200,000	5,486,670
Hyatt Hotels Corp. 1.800% due 10/01/24	7,200,000	6,756,613
Hyundai Capital America 1.650% due 09/17/26 ~	7,200,000	6,075,145
JetBlue Pass-Through Trust 4.000% due 05/15/34	7,936,232	7,075,985

	Principal Amount	Value
Newell Brands, Inc. 4.100% due 04/01/23	$ 1,121,000	$ 1,121,130
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~	5,900,000	4,653,241
3.875% due 09/21/23 ~	3,400,000	3,340,989
Starbucks Corp. 2.550% due 11/15/30	9,700,000	7,926,133
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~	1,000,000	978,661

		71,621,179

Consumer, Non-Cyclical - 2.8%
Bacardi Ltd. (Bermuda) 4.450% due 05/15/25 ~	6,700,000	6,430,350
Bayer US Finance II LLC (Germany) 4.375% due 12/15/28 ~	7,400,000	6,778,262
Becton Dickinson & Co. 1.957% due 02/11/31	7,900,000	6,106,894
Block Financial LLC 3.875% due 08/15/30	6,600,000	5,645,424
Constellation Brands, Inc. 3.700% due 12/06/26	4,400,000	4,140,646
CVS Health Corp. 2.125% due 09/15/31	3,500,000	2,702,564
CVS Pass-Through Trust 6.943% due 01/10/30	152,658	157,240
Duke University 2.682% due 10/01/44	9,600,000	6,984,993
Elevance Health, Inc. 2.375% due 01/15/25	3,400,000	3,212,126
General Mills, Inc. 3.750% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,005,248
HCA, Inc. 3.375% due 03/15/29 ~	7,300,000	6,192,614
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	9,000,000	8,615,796
3.875% due 07/26/29 ~	3,300,000	2,806,717
Mylan, Inc. 4.200% due 11/29/23	1,500,000	1,482,572
Zoetis, Inc. 2.000% due 05/15/30	7,000,000	5,568,568

		67,830,014

Energy - 1.1%
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	1,500,000	1,526,473
Energy Transfer LP 4.250% due 03/15/23	2,700,000	2,693,495
Midwest Connector Capital Co. LLC 3.900% due 04/01/24 ~	4,100,000	3,963,424
Odebrecht Drilling Norbe VIII Ltd. (Brazil) 7.350% PIK due 12/01/26 ~	2,232,571	1,278,147
Odebrecht Oil & Gas Finance Ltd. (Brazil) 0.000% due 10/31/22 ~	1,012,000	1,771
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	725,831	733,676
9.750% due 01/06/27 ~	3,385,116	3,509,800
Sabine Pass Liquefaction LLC 4.500% due 05/15/30	6,800,000	6,204,621
Targa Resources Corp. 5.200% due 07/01/27	6,600,000	6,359,038

		26,270,445

Financial - 15.8%
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,304,642
American Tower Corp. REIT
2.100% due 06/15/30	8,000,000	6,138,113
3.000% due 06/15/23	900,000	888,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Aviation Capital Group LLC 4.125% due 08/01/25 ~	$6,620,000	$6,062,843
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,018,870
1.125% due 09/18/25	3,400,000	2,996,326
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/23 * Y ~	EUR 1,000,000	142,107
4.750% due 01/15/23 * Y ~	5,600,000	795,801
Bank of America Corp.
1.530% due 12/06/25	$1,500,000	1,373,186
5.015% due 07/22/33	6,500,000	6,038,396
Bank of Ireland Group PLC (Ireland) 6.253% due 09/16/26 ~	6,400,000	6,267,229
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	1,659,000	1,659,130
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	870,450
7.750% due 09/15/23	$3,000,000	2,778,750
BNP Paribas SA (France)
1.904% due 09/30/28 ~	9,000,000	7,275,393
3.132% due 01/20/33 ~	7,800,000	5,928,660
4.625% due 02/25/31 ~	1,500,000	964,043
Boston Properties LP REIT 3.250% due 01/30/31	3,200,000	2,608,752
Citigroup, Inc.
2.572% due 06/03/31	8,100,000	6,382,495
3.070% due 02/24/28	6,200,000	5,532,936
3.290% due 03/17/26	4,500,000	4,250,663
Commonwealth Bank of Australia (Australia) 2.552% due 03/14/27 ~	2,900,000	2,623,156
Cooperatieve Rabobank UA (Netherlands) 4.655% due 08/22/28 ~	6,700,000	6,327,287
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,167,328
Credit Suisse Group AG (Switzerland)
3.869% due 01/12/29 ~	9,100,000	7,435,276
4.476% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,131,941
6.537% due 08/12/33 ~	8,500,000	7,650,152
Crown Castle, Inc. REIT
2.250% due 01/15/31	7,900,000	6,044,419
3.700% due 06/15/26	2,277,000	2,140,715
CubeSmart LP REIT 2.500% due 02/15/32	7,000,000	5,248,326
Deutsche Bank AG (Germany)
2.625% due 12/16/24 ~	GBP 5,000,000	5,024,748
3.300% due 11/16/22	$9,400,000	9,374,123
3.961% due 11/26/25	13,500,000	12,612,747
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	3,951,434
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,070,657
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	4,852,793
Federation des Caisses Desjardins du Quebec (Canada) 4.400% due 08/23/25 ~	7,000,000	6,774,213
GA Global Funding Trust 1.250% due 12/08/23 ~	7,000,000	6,666,982
GLP Capital LP/GLP Financing II, Inc. REIT 4.000% due 01/15/30	1,800,000	1,507,012
Goldman Sachs Group, Inc. 1.217% due 12/06/23	7,000,000	6,715,820
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	681,497
4.000% due 06/15/25	1,350,000	1,283,334
Intercontinental Exchange, Inc. 2.100% due 06/15/30	4,400,000	3,504,560
Intesa Sanpaolo SpA (Italy) 3.250% due 09/23/24 ~	7,300,000	6,879,144

	Principal Amount	Value
JPMorgan Chase & Co.
1.578% due 04/22/27	$ 7,000,000	$6,051,027
4.851% due 07/25/28	6,000,000	5,767,275
4.912% due 07/25/33	6,400,000	5,910,303
Jyske Realkredit AS (Denmark) 1.500% due 10/01/53	DKK 2,555,278	245,036
Kilroy Realty LP REIT
3.450% due 12/15/24	$2,200,000	2,109,484
4.375% due 10/01/25	2,600,000	2,503,327
Life Storage LP REIT
2.400% due 10/15/31	7,000,000	5,264,101
3.875% due 12/15/27	2,600,000	2,370,134
Lloyds Banking Group PLC (United Kingdom)
3.500% due 04/01/26 ~	EUR 3,300,000	3,171,044
4.450% due 05/08/25	$4,500,000	4,350,947
4.947% due 06/27/25 ~	EUR 300,000	260,999
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	$500,000	485,252
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	2,801,421
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.412% due 07/17/25	10,600,000	9,509,967
5.133% due 07/20/33	6,500,000	6,081,311
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	8,700,000	6,591,241
5.414% due 09/13/28	6,500,000	6,362,201
Morgan Stanley 4.889% due 07/20/33	6,500,000	6,028,579
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,075,349
National Retail Properties, Inc. REIT 3.500% due 10/15/27	$5,600,000	5,017,412
Natwest Group PLC (United Kingdom) 2.000% due 03/04/25 ~	EUR 4,600,000	4,378,650
Nomura Holdings, Inc. (Japan) 2.679% due 07/16/30	$6,700,000	5,134,353
Nykredit Realkredit AS (Denmark) 1.500% due 10/01/53 ~	DKK 42,957,973	4,044,388
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	$453,000	451,095
4.750% due 01/15/28	590,000	541,855
Pricoa Global Funding I 4.200% due 08/28/25 ~	4,500,000	4,385,962
Public Storage REIT 3.094% due 09/15/27	1,900,000	1,741,242
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,220,452
Santander Holdings USA, Inc. 2.490% due 01/06/28	6,500,000	5,428,808
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	7,300,000	6,838,879
Societe Generale SA (France)
3.337% due 01/21/33 ~	8,000,000	5,987,471
4.250% due 09/14/23 ~	7,700,000	7,619,145
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	7,117,314
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	4,000,000	3,390,807
3.655% (SOFR + 0.930%) due 11/23/25 § ~	7,000,000	6,881,230
STORE Capital Corp. REIT 4.500% due 03/15/28	7,600,000	7,249,059
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.902% due 09/17/28	6,000,000	4,835,017
Synchrony Bank 5.625% due 08/23/27	7,000,000	6,712,077
Synchrony Financial 5.150% due 03/19/29	4,700,000	4,276,382
Tesco Property Finance 4 PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 96,284	92,461
5.801% due 10/13/40 ~	187,852	183,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
UniCredit SpA (Italy) 7.830% due 12/04/23 ~	$11,800,000	$11,901,059
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	473,291
Wells Fargo & Co.
2.393% due 06/02/28	$2,200,000	1,889,400
4.540% due 08/15/26	6,600,000	6,388,577

		390,063,933

Industrial - 2.2%
AP Moller - Maersk AS (Denmark) 4.500% due 06/20/29 ~	8,600,000	7,880,683
Boeing Co. 1.433% due 02/04/24	3,500,000	3,326,864
Flex Ltd. 4.875% due 05/12/30	9,500,000	8,577,448
Fortune Brands Home & Security, Inc. 3.250% due 09/15/29	8,200,000	6,786,855
GATX Corp. 4.000% due 06/30/30	9,700,000	8,424,938
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	4,159,000	3,731,537
Kansas City Southern 3.125% due 06/01/26	9,800,000	9,159,933
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	1,800,000	1,779,512
Spirit AeroSystems, Inc. 3.950% due 06/15/23	5,000,000	4,826,100

		54,493,870

Technology - 1.9%
Amdocs Ltd. 2.538% due 06/15/30	4,700,000	3,750,310
Broadcom, Inc.
2.600% due 02/15/33 ~	7,700,000	5,512,499
3.137% due 11/15/35 ~	7,388,000	5,192,287
3.187% due 11/15/36 ~	2,900,000	1,989,660
3.469% due 04/15/34 ~	3,639,000	2,736,821
CGI, Inc. (Canada) 1.450% due 09/14/26	7,000,000	6,060,641
Dell International LLC/EMC Corp.
5.850% due 07/15/25	9,200,000	9,279,626
6.100% due 07/15/27	2,400,000	2,422,950
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24	5,900,000	5,834,695
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26	4,000,000	3,738,039
Seagate HDD Cayman 4.091% due 06/01/29	1,000,000	804,245

		47,321,773

Utilities - 3.9%
CenterPoint Energy Resources Corp. 3.600% (USD LIBOR + 0.500%) due 03/02/23 §	4,198,000	4,188,643
DTE Electric Co. 4.050% due 05/15/48	100,000	81,743
Enel Finance International NV (Italy) 2.250% due 07/12/31 ~	7,500,000	5,216,803
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,579,478
Entergy Louisiana LLC 2.350% due 06/15/32	7,700,000	5,977,288
Evergy, Inc. 2.450% due 09/15/24	8,800,000	8,331,344
New York State Electric & Gas Corp. 2.150% due 10/01/31 ~	7,200,000	5,589,326

	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	$9,600,000	$7,673,127
Pacific Gas & Electric Co. 5.450% due 06/15/27	6,800,000	6,415,564
Pacific Gas and Electric Co.
1.700% due 11/15/23	7,000,000	6,716,463
3.300% due 12/01/27	400,000	337,601
3.400% due 08/15/24	5,300,000	5,048,452
3.500% due 06/15/25	2,400,000	2,166,252
4.250% due 08/01/23	2,600,000	2,580,752
Pennsylvania Electric Co. 3.600% due 06/01/29 ~	4,300,000	3,831,118
Public Service Co. of Colorado 1.900% due 01/15/31	6,300,000	5,001,467
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India) 4.500% due 07/14/28 ~	5,900,000	4,431,731
SGSP Australia Assets Pty Ltd. (Australia) 3.300% due 04/09/23 ~	1,200,000	1,190,526
Southern California Edison Co. 2.500% due 06/01/31	7,000,000	5,536,389
Southern Co. 3.250% due 07/01/26	5,700,000	5,287,599
WEC Energy Group, Inc. 1.800% due 10/15/30	8,400,000	6,421,476

		96,603,142

Total Corporate Bonds & Notes (Cost $889,986,561)		778,096,276

MORTGAGE-BACKED SECURITIES - 43.3%
Collateralized Mortgage Obligations - Commercial - 6.1%
1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	9,058,006
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	4,109,797
AREIT LLC 5.260% (SOFR + 2.242%) due 06/17/39 § ~	5,600,000	5,497,486
Ashford Hospitality Trust 3.818% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,177,574
Atrium Hotel Portfolio Trust 3.768% (USD LIBOR + 0.950%) due 06/15/35 § ~	6,500,000	6,296,942
BAMLL Commercial Mortgage Securities Trust 3.868% (USD LIBOR + 1.050%) due 09/15/38 § ~	7,000,000	6,688,857
BDS LLC 4.597% (SOFR + 2.136%) due 08/19/38 § ~	6,500,000	6,481,209
Benchmark Mortgage Trust 3.458% due 03/15/55	6,500,000	5,696,551
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	4,579,802	4,408,027
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	6,333,845	6,107,243
3.778% due 09/10/58	5,900,000	5,645,278
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	7,567,433
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	5,637,789
Extended Stay America Trust 3.898% (USD LIBOR + 1.080%) due 07/15/38 § ~	6,957,182	6,749,990
GS Mortgage Securities Corp. II 6.246% (SOFR + 3.400%) due 08/15/39 § ~	6,700,000	6,725,601

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	$7,000,000	$5,978,300
JP Morgan Chase Commercial Mortgage Securities Trust 4.268% (USD LIBOR + 1.450%) due 12/15/31 § ~	5,461,346	5,414,556
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	7,293,022
MF1 Multifamily Housing Mortgage Loan Trust 3.810% (SOFR + 0.964%) due 07/15/36 § ~	3,507,410	3,454,616
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	2,925,266	2,850,248
Morgan Stanley Capital I Trust 2.509% due 04/05/42 § ~	4,900,000	3,822,581
NYO Commercial Mortgage Trust 3.913% (USD LIBOR + 1.095%) due 11/15/38 § ~	7,000,000	6,581,485
One New York Plaza Trust 3.768% (USD LIBOR + 0.950%) due 01/15/36 § ~	3,780,000	3,630,341
PFP Ltd. CLO (Bermuda) 5.321% due 08/19/35 ~	6,400,000	6,388,000
STWD Mortgage Trust (United Kingdom) 3.676% (USD LIBOR + 0.858%) due 11/15/36 § ~	7,100,000	6,821,182
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	4,616,237

		150,698,351

Collateralized Mortgage Obligations - Residential - 6.2%
Alternative Loan Trust
3.424% (USD LIBOR + 0.340%) due 07/25/46 §	3,305	16,249
3.704% (USD LIBOR + 0.620%) due 10/25/35 §	5,882	5,749
Alternative Loan Trust (IO) 1.916% (5.000% - USD LIBOR) due 05/25/35 §	677,577	28,025
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	12,221	12,189
Banc of America Funding Trust
2.864% due 08/25/47 § ~	3,452,777	3,010,087
3.114% due 02/20/36 §	255,636	243,627
Banc of America Mortgage Trust 6.000% due 05/25/37	1,888,840	1,464,570
BCAP LLC Trust
4.690% due 03/26/37 § ~	153,990	149,747
5.250% due 02/26/36 § ~	959,753	448,302
Bear Stearns Adjustable Rate Mortgage Trust 3.363% due 08/25/33 §	494,344	476,244
Bear Stearns ALT-A Trust 2.997% due 01/25/36 §	1,043,535	1,012,676
Bear Stearns Structured Products, Inc. Trust
3.225% due 12/26/46 §	425,384	358,735
3.432% due 01/26/36 §	489,350	401,541
CHL Mortgage Pass-Through Trust
3.022% due 05/20/34 §	347,712	329,059
3.678% due 08/25/34 §	7,789	7,777
3.724% (USD LIBOR + 0.640%) due 03/25/35 §	399,587	361,623
6.500% due 10/25/37	778,249	400,094
Citigroup Mortgage Loan Trust
3.751% due 08/25/36 §	437,357	389,667
3.810% due 08/25/35 §	72,135	58,768
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) 2.424% due 03/25/32 § ~	84,290	77,785

	Principal Amount	Value
DSLA Mortgage Loan Trust 3.103% due 07/19/44 §	$ 308,525	$ 282,959
Fannie Mae
2.426% (USD LIBOR + 0.060%) due 07/25/37 §	52,372	51,249
3.393% (USD LIBOR + 0.400%) due 04/18/28 §	15,692	15,678
3.443% (USD LIBOR + 0.450%) due 10/18/30 §	173	172
5.209% due 10/25/42 §	354,298	358,582
Fannie Mae (IO) 3.616% (6.700% - USD LIBOR) due 10/25/35 §	1,653	164
Finsbury Square PLC (United Kingdom) 3.423% (SONIA + 1.300%) due 06/16/70 § ~	GBP 2,645,153	2,956,717
First Horizon Alternative Mortgage Securities Trust
3.112% due 06/25/34 §	$1,328,098	1,270,409
3.605% due 03/25/35 §	382,006	248,929
Freddie Mac
2.587% (USD LIBOR + 0.350%) due 08/15/40 §	2,613,081	2,557,856
2.723% (USD LIBOR + 0.350%) due 10/15/40 §	2,582,280	2,543,988
3.168% (USD LIBOR + 0.350%) due 12/15/29 §	4,719	4,684
7.500% due 01/15/23 - 09/20/26	30,871	31,731
Freddie Mac Structured Pass-Through Certificates
2.304% (US FED + 1.200%) due 10/25/44 §	539,883	563,236
2.504% (US FED + 1.400%) due 07/25/44 §	2,560,568	2,676,448
Government National Mortgage Association
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	4,796,636	4,720,511
2.857% (USD LIBOR + 0.500%) due 04/20/64 §	2,246,697	2,235,544
2.907% (USD LIBOR + 0.550%) due 05/20/65 §	972,150	961,270
2.957% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	6,223,495	6,164,558
3.107% (USD LIBOR + 0.750%) due 01/20/66 §	4,117,189	4,071,012
Great Hall Mortgages No 1 PLC (United Kingdom) 3.657% (USD LIBOR + 0.130%) due 06/18/39 § ~	1,907,141	1,878,086
GreenPoint Mortgage Funding Trust 3.624% (USD LIBOR + 0.540%) due 11/25/45 §	29,896	27,613
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/52 § ~	6,569,809	5,249,003
HarborView Mortgage Loan Trust 3.244% (USD LIBOR + 0.320%) due 05/25/38 §	674,766	553,553
Impac CMB Trust 3.624% (USD LIBOR + 0.270%) due 05/25/35 §	26,557	24,809
IndyMac ARM Trust 3.293% due 01/25/32 §	6,882	6,430
JP Morgan Alternative Loan Trust
3.444% (USD LIBOR + 0.360%) due 05/25/36 §	1,998,401	1,728,420
6.000% due 12/27/36 ~	923,668	507,390
JP Morgan Mortgage Trust
3.384% (USD LIBOR + 0.300%) due 10/25/35 §	1,139,636	856,795
3.619% due 12/26/37 § ~	3,260,830	2,851,398
Legacy Mortgage Asset Trust 2.882% due 10/25/59 § ~	5,772,003	5,740,203
Lehman Mortgage Trust 5.750% due 02/25/37	5,094,445	3,789,930

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust 3.214% due 04/21/34 §	$8,535	$8,310
MASTR Alternative Loan Trust 3.484% (USD LIBOR + 0.400%) due 03/25/36 §	690,558	62,119
Merrill Lynch Mortgage Investors Trust 3.482% due 06/25/35 §	16,814	16,057
Metlife Securitization Trust 3.750% due 03/25/57 § ~	4,878,371	4,621,718
New Residential Mortgage Loan Trust
3.000% due 03/25/52 § ~	6,664,272	5,529,328
3.500% due 12/25/57 § ~	4,160,576	4,009,717
OBX Trust 3.734% (USD LIBOR + 0.650%) due 06/25/57 § ~	4,265,987	4,145,046
PHH Alternative Mortgage Trust 3.404% (USD LIBOR + 0.320%) due 02/25/37 §	7,188,331	5,212,053
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	632,610	243,825
Reperforming Loan REMIC Trust 3.424% (USD LIBOR + 0.340%) due 06/25/35 § ~	989,378	941,749
Residential Asset Securitization Trust (IO) 1.866% (4.950% - USD LIBOR) due 11/25/35 §	1,780,359	98,251
Resloc UK PLC (United Kingdom) 0.356% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 1,905,955	1,732,299
RFMSI Trust 3.965% due 09/25/35 §	$370,608	254,570
Ripon Mortgages PLC (United Kingdom) 2.728% (SONIA + 0.700%) due 08/28/56 § ~	GBP 9,283,367	10,224,157
Sequoia Mortgage Trust 3.693% (USD LIBOR + 0.700%) due 07/20/33 §	$304,846	285,541
Structured Adjustable Rate Mortgage Loan Trust 3.265% due 01/25/35 §	59,227	58,870
Structured Asset Mortgage Investments II Trust
3.493% (USD LIBOR + 0.500%) due 07/19/35 §	74,905	69,273
3.504% (USD LIBOR + 0.420%) due 05/25/36 §	386,381	299,855
3.544% (USD LIBOR + 0.460%) due 02/25/36 §	959,714	865,245
3.644% (USD LIBOR + 0.560%) due 02/25/36 §	559,740	488,153
Structured Asset Mortgage Investments Trust 3.653% (USD LIBOR + 0.660%) due 09/19/32 §	18,658	18,002
Structured Asset Securities Corp. Trust 5.750% due 04/25/35	2,359,160	1,442,523
Suntrust Alternative Loan Trust (IO) 2.016% (5.100% - USD LIBOR) due 12/25/35 §	2,216,343	68,758
Towd Point Mortgage Funding (United Kingdom) 2.588% (SONIA + 0.900%) due 07/20/45 § ~	GBP 20,932,506	23,368,496
Towd Point Mortgage Funding PLC (United Kingdom) 2.717% (SONIA + 1.144%) due 10/20/51	9,565,472	10,645,563
UWM Mortgage Trust
2.500% due 11/25/51 § ~	$6,519,905	5,184,453
2.500% due 12/25/51 § ~	6,536,495	5,222,387
Wachovia Mortgage Loan Trust LLC Trust 2.735% due 05/20/36 §	192,171	187,248

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust
2.946% due 01/25/36 §	$353,056	$340,422
3.624% (USD LIBOR + 0.540%) due 12/25/45 §	19,893	18,854
3.664% (USD LIBOR + 0.580%) due 10/25/45 §	19,479	18,368
Washington Mutual Mortgage Pass-Through Certificates Trust
1.934% (US FED + 0.830%) due 11/25/46 §	928,437	774,603
6.000% due 07/25/36	1,240,389	944,071
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
1.766% (4.850% - USD LIBOR) due 11/25/35 §	7,023,833	310,104
1.866% (4.950% - USD LIBOR) due 11/25/35 §	2,047,184	109,381
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.975% due 02/25/33 §	1,867	1,793

		152,003,003

Fannie Mae - 29.4%
due 10/13/52 - 11/14/52 #	5,900,000	5,674,023
due 10/15/52#	29,300,000	27,919,695
due 11/14/52#	191,500,000	166,693,586
due 11/14/52#	106,800,000	96,091,505
due 11/14/52#	321,000,000	297,702,420
1.576% (USD LIBOR + 1.335%) due 12/01/34 §	324,181	323,515
1.649% (US FED + 1.270%) due 03/01/33 §	86,669	83,599
1.668% (USD LIBOR + 1.418%) due 12/01/34 §	2,384	2,347
1.820% (UST + 1.695%) due 02/01/33 §	142,067	140,372
2.050% (UST + 1.925%) due 02/01/33 §	1,973	1,934
2.059% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	422,044	428,410
2.090% (USD LIBOR + 1.840%) due 09/01/35 §	15,407	15,315
2.133% (UST + 2.008%) due 01/01/23 § ~	482	480
2.150% (UST + 2.025%) due 01/01/34 §	3,945	4,005
2.324% (USD LIBOR + 1.698%) due 03/01/33 §	2,381	2,356
2.378% (UST + 2.068%) due 03/01/34 §	2,091	2,045
2.663% (USD LIBOR + 1.413%) due 07/01/33 §	7,578	7,463
2.663% (USD LIBOR + 1.538%) due 01/01/36 §	5,472	5,387
2.704% (USD LIBOR + 1.373%) due 09/01/35 §	34,189	33,555
2.830% (USD LIBOR + 1.455%) due 04/01/35 §	66,148	65,386
2.997% (US FED + 1.255%) due 05/01/36 §	9,644	9,562
3.000% due 04/01/27 - 09/01/52	44,379,275	38,833,881
due 08/01/52#	28,824,021	25,179,750
due 09/01/52#	54,482,760	47,579,002
3.000% (USD LIBOR + 2.250%) due 06/01/34 §	1,764	1,742
3.055% (UST + 2.055%) due 04/01/34 §	43,191	42,587
3.095% (UST + 2.095%) due 04/01/27 §	1,099	1,082
3.214% (USD LIBOR + 1.550%) due 09/01/33 §	10,236	10,433
3.397% (UST + 2.360%) due 11/01/34 §	808,798	834,191
3.500% due 05/01/33 - 05/01/35	7,956,297	7,569,376
3.504% (USD LIBOR + 1.254%) due 07/01/35 §	129,976	130,738
3.554% (USD LIBOR + 1.319%) due 08/01/35 §	102,891	101,460
3.624% (US FED + 1.255%) due 05/01/36 §	298,268	301,224

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.684% (US FED + 1.260%) due 05/01/36 §	$7,095	$7,219
3.730% (USD LIBOR + 1.605%) due 08/01/36 §	17,544	17,490
4.000% due 04/01/24 - 02/01/48	2,825,663	2,689,199
4.500% due 06/01/23 - 10/01/42	391,577	382,993
4.989% (US FED + 1.733%) due 09/01/34 §	30,697	32,330
5.000% due 05/01/25 - 02/01/44	1,446,779	1,433,117
5.500% due 10/01/22 - 09/01/41	3,209,794	3,282,324
6.000% due 02/01/24 - 09/01/39	1,539,153	1,594,815
6.500% due 09/01/28 - 09/01/37	252,102	260,826
7.500% due 01/01/33	8,186	8,605
8.000% due 05/01/30	1,707	1,719

		725,503,063

Freddie Mac - 1.3%
2.262% (UST + 2.137%) due 01/01/28 §	3,317	3,253
2.583% (UST + 2.249%) due 03/01/32 §	10,920	10,680
2.624% (UST + 2.249%) due 03/01/32 §	14,757	14,460
3.000% due 04/01/52 - 08/01/52	25,372,759	22,151,447
3.375% (UST + 2.250%) due 05/01/32 §	2,254	2,226
3.388% (USD LIBOR + 1.345%) due 09/01/35 §	75,385	76,044
3.500% due 08/01/27 - 06/01/48	6,721,323	6,146,068
4.000% (UST + 2.250%) due 07/01/32 §	6,502	6,395
4.000% due 11/01/33 - 04/01/48	1,855,399	1,775,059
5.500% due 06/01/23 - 05/01/40	2,296,546	2,369,382
6.000% due 10/01/22 - 05/01/29	5,603	5,697
7.000% due 10/01/37	11,698	12,260

		32,572,971

Government National Mortgage Association - 0.3%
1.625% (UST + 1.500%) due 07/20/23 - 09/20/32 §	91,268	89,717
1.750% (UST + 1.500%) due 10/20/23 - 12/20/32 §	110,579	108,386
2.000% (UST + 1.500%) due 10/20/24 - 09/20/30 §	16,643	16,298
2.125% (UST + 2.000%) due 07/20/24 §	6,746	6,648
2.500% (UST + 1.500%) due 11/20/24 §	3,336	3,277
2.500% (UST + 2.000%) due 11/20/24 §	13,933	13,673
2.625% (UST + 1.500%) due 01/20/23 - 03/20/33 §	136,018	134,736
2.875% (UST + 1.500%) due 04/20/24 - 06/20/32 §	172,006	171,335
3.000% (UST + 1.500%) due 06/20/25 - 06/20/27 §	825	819
3.125% (UST + 2.000%) due 03/20/29 §	19,569	19,469
4.000% due 03/15/44 - 09/15/49	941,288	892,744
5.000% due 05/15/33 - 07/20/49	5,043,537	5,090,445
6.000% due 06/15/38 - 09/15/38	4,881	5,051
7.500% due 07/15/31 - 12/15/31	13,932	14,832
8.000% due 12/15/29 - 08/15/32	126,490	129,684
8.500% due 09/15/29 - 12/15/30	135,844	136,688

		6,833,802

Total Mortgage-Backed Securities (Cost $1,127,255,742)		1,067,611,190

	Principal Amount	Value
ASSET-BACKED SECURITIES - 15.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/40 ~	$277,414	$274,388
ABFC Trust 3.909% (USD LIBOR + 0.825%) due 07/25/35 §	4,892,804	4,708,865
ACAS CLO Ltd. (Cayman) 3.630% (USD LIBOR + 0.890%) due 10/18/28 § ~	6,732,759	6,618,515
Apres Static CLO Ltd. (Cayman) 3.582% (USD LIBOR + 1.070%) due 10/15/28 § ~	3,076,812	3,058,649
Ares XL CLO Ltd. (Cayman) 3.382% (USD LIBOR + 0.870%) due 01/15/29 § ~	5,971,128	5,897,565
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.844% (USD LIBOR + 0.760%) due 02/25/36 §	1,598,275	1,283,935
Asset-Backed Securities Corp. Home Equity Loan Trust 4.104% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	1,919,352
Avoca CLO XVII DAC (Netherlands) 0.820% (EUR LIBOR + 0.820%) due 10/15/32 § ~	EUR 6,000,000	5,664,414
Bear Stearns Asset-Backed Securities Trust 5.184% (USD LIBOR + 2.100%) due 03/25/35 §	$6,317	6,320
Benefit Street Partners CLO XVI Ltd. (Cayman) 3.770% (USD LIBOR + 1.030%) due 01/17/32 § ~	7,000,000	6,808,691
Benefit Street Partners CLO XVII Ltd. (Cayman) 3.592% (USD LIBOR + 1.080%) due 07/15/32 § ~	7,000,000	6,806,321
BSPDF Issuer Ltd. (Cayman) 4.018% (USD LIBOR + 1.200%) due 10/15/36 § ~	7,000,000	6,739,320
CarMax Auto Owner Trust 3.810% due 09/15/25	5,000,000	4,972,323
Catamaran CLO Ltd. (Cayman) 3.859% (USD LIBOR + 1.100%) due 04/22/30 § ~	8,954,068	8,833,577
CIT Mortgage Loan Trust 4.434% (USD LIBOR + 1.350%) due 10/25/37 § ~	694,441	689,988
Citibank Credit Card Issuance Trust
3.253% (USD LIBOR + 0.610%) due 08/07/27 §	3,300,000	3,299,664
3.672% (USD LIBOR + 0.620%) due 04/22/26 §	3,300,000	3,301,086
Citigroup Mortgage Loan Trust
3.234% (USD LIBOR + 0.150%) due 12/25/36 §	9,086,076	3,706,460
3.244% (USD LIBOR + 0.160%) due 12/25/36 § ~	1,892,544	1,070,108
CLNC Ltd. (Cayman) 4.383% (SOFR + 1.364%) due 08/20/35 § ~	5,877,266	5,809,724
Countrywide Asset-Backed Certificates 3.984% (USD LIBOR + 0.900%) due 03/25/47 § ~	1,384,674	1,156,123
Countrywide Asset-Backed Certificates Trust 3.224% (USD LIBOR + 0.140%) due 06/25/47 §	4,835,973	4,366,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
CVC Cordatus Loan Fund XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,100,000	$5,771,666
CWABS Asset-Backed Certificates Trust
3.314% (USD LIBOR + 0.230%) due 10/25/47 §	$325,646	320,657
3.364% (USD LIBOR + 0.280%) due 03/25/37 §	2,290,676	2,192,211
3.424% (USD LIBOR + 0.340%) due 09/25/36 §	1,199,527	1,199,000
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	147	141
Discover Card Execution Note Trust 3.418% (USD LIBOR + 0.600%) due 12/15/26 §	6,600,000	6,600,525
Dryden 52 Euro CLO DAC (Ireland) 1.181% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 5,600,000	5,303,852
FBR Securitization Trust 3.849% (USD LIBOR + 0.765%) due 09/25/35 §	$28,530,000	27,657,387
First Franklin Mortgage Loan Trust 3.394% (USD LIBOR + 0.310%) due 10/25/36 §	13,900,000	10,813,943
GLS Auto Receivables Issuer Trust 3.550% due 01/15/26 ~	6,000,000	5,940,534
GSAA Home Equity Trust 3.424% (USD LIBOR + 0.340%) due 09/25/36 §	8,702,911	2,338,880
Halseypoint CLO 2 Ltd. (Cayman) 3.810% (USD LIBOR + 1.100%) due 07/20/31 § ~	6,800,000	6,713,056
Harvest CLO XI DAC (Ireland) 1.770% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 5,734,891	5,468,393
Home Equity Asset Trust 3.864% (USD LIBOR + 0.780%) due 10/25/34 §	$1,441,283	1,415,026
Home Equity Mortgage Loan Asset-Backed Trust 3.404% (USD LIBOR + 0.320%) due 04/25/37 §	3,760,288	3,279,637
HSI Asset Securitization Corp. Trust 3.579% (USD LIBOR + 0.495%) due 02/25/36 §	513,210	490,844
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	556	531
IXIS Real Estate Capital Trust 3.284% (USD LIBOR + 0.200%) due 01/25/37 §	10,275,291	4,081,335
JP Morgan Mortgage Acquisition Trust 3.519% (USD LIBOR + 0.435%) due 05/25/36 §	10,000,000	9,350,960
LCCM CLOTrust 4.018% (USD LIBOR + 1.200%) due 12/13/38 § ~	8,000,000	7,872,640
LCM CLO XIII LP (Cayman) 3.608% (USD LIBOR + 0.870%) due 07/19/27 § ~	5,676,640	5,604,102
LCM CLO XXIV Ltd. (Cayman) 3.690% (USD LIBOR + 0.980%) due 03/20/30 § ~	750,000	736,631
LCM CLO XXV Ltd. (Cayman) 3.577% (SOFR + 1.100%) due 07/20/30 § ~	7,000,000	6,938,242
Lehman ABS Mortgage Loan CLO Trust 3.174% (USD LIBOR + 0.090%) due 06/25/37 § ~	814,049	580,210
LFT CRE CLO Ltd. 3.988% (USD LIBOR + 1.170%) due 06/15/39 § ~	7,000,000	6,764,989

	Principal Amount	Value
Magnetite CLO XVIII Ltd. (Cayman) 3.785% (USD LIBOR + 0.880%) due 11/15/28 § ~	$ 6,864,140	$ 6,737,153
Marble Point CLO X Ltd. (Cayman) 3.552% (USD LIBOR + 1.040%) due 10/15/30 § ~	7,300,000	7,186,565
Mastr Asset-Backed Securities Trust 3.584% (USD LIBOR + 0.500%) due 04/25/36 §	7,410,847	2,013,867
Merrill Lynch Mortgage Investors Trust 3.834% (USD LIBOR + 0.750%) due 09/25/35 §	939,047	882,370
MKS CLO Ltd. (Cayman) 3.710% (USD LIBOR + 1.000%) due 07/20/30 § ~	5,000,000	4,935,349
Morgan Stanley ABS Capital I, Inc. Trust
3.144% (USD LIBOR + 0.060%) due 05/25/37 §	150,696	134,439
3.264% (USD LIBOR + 0.180%) due 03/25/37 §	2,367,404	1,114,104
3.264% (USD LIBOR + 0.180%) due 05/25/37 §	6,590,401	5,883,968
3.304% (USD LIBOR + 0.220%) due 11/25/36 §	5,622,303	2,914,503
3.334% (USD LIBOR + 0.250%) due 03/25/37 §	3,964,026	1,865,665
Morgan Stanley Capital I, Inc. Trust 3.444% (USD LIBOR + 0.360%) due 03/25/36 §	1,559,958	1,293,289
Option One Mortgage Loan Trust
3.224% (USD LIBOR + 0.140%) due 02/25/37 §	4,382,577	2,952,672
3.304% (USD LIBOR + 0.220%) due 02/25/37 §	12,121,815	6,401,144
OZLM VIII Ltd. (Cayman) 3.720% (USD LIBOR + 0.980%) due 10/17/29 § ~	7,409,946	7,331,881
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.909% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,343,851
RAAC Trust 3.734% (USD LIBOR + 0.650%) due 06/25/47 §	1,637,337	1,607,390
RASC Trust 3.244% (USD LIBOR + 0.160%) due 11/25/36 §	253	1,720
Renaissance Home Equity Loan Trust 3.964% (USD LIBOR + 0.880%) due 08/25/33 §	143,121	133,020
Santander Drive Auto Receivables Trust
3.980% due 01/15/25	6,700,000	6,659,504
4.370% due 05/15/25	7,700,000	7,675,529
Saranac CLO VI Ltd. (Jersey) 4.385% (USD LIBOR + 1.140%) due 08/13/31 § ~	6,800,000	6,660,700
Saxon Asset Securities Trust 3.744% (USD LIBOR + 0.660%) due 10/25/35 §	2,647,438	2,541,136
Securitized Asset-Backed Receivables LLC Trust 3.744% (USD LIBOR + 0.660%) due 08/25/35 §	3,709,186	2,787,070
SLM Student Loan Trust 3.843% (USD LIBOR + 0.550%) due 12/15/25 § ~	140,754	140,563
Sound Point CLO XVI Ltd. (Cayman) 3.763% (USD LIBOR + 0.980%) due 07/25/30 § ~	7,400,000	7,268,344
Sound Point CLO XVII Ltd. (Cayman) 3.690% (USD LIBOR + 0.980%) due 10/20/30 § ~	5,060,000	4,986,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Soundview Home Loan Trust 3.194% (USD LIBOR + 0.110%) due 02/25/37 §	$1,417,488	$401,181
Stratus CLO Ltd. (Cayman) 3.610% (USD LIBOR + 0.900%) due 12/28/29 § ~	6,394,241	6,325,578
Structured Asset Investment Loan Trust 3.704% (USD LIBOR + 0.620%) due 01/25/36 §	4,778,415	4,507,307
Structured Asset Securities Corp. Mortgage Loan Trust
3.354% (USD LIBOR + 0.270%) due 03/25/36 §	1,386,738	1,267,247
3.424% (USD LIBOR + 0.340%) due 12/25/36 §	209,994	204,455
STWD Ltd. (Cayman) 4.116% (SOFR + 1.194%) due 07/15/38 § ~	5,974,863	5,936,475
Terwin Mortgage Trust 3.504% (USD LIBOR + 0.420%) due 04/25/37 § ~	198,529	193,614
THL Credit Wind River CLO Ltd. (Cayman) 3.592% (USD LIBOR + 1.080%) due 04/15/31 § ~	7,000,000	6,804,000
Tikehau CLO DAC (Ireland) 1.130% (EUR LIBOR + 0.870%) due 08/04/34 § ~	EUR 6,000,000	5,660,013
TRTX Issuer Ltd. (Cayman)
3.935% (SOFR + 1.650%) due 02/15/39 § ~	$6,600,000	6,418,500
4.186% (SOFR + 1.264%) due 10/15/34 § ~	1,432,122	1,428,542
Venture XXVIII CLO Ltd. (Cayman) 3.700% (USD LIBOR + 0.990%) due 07/20/30 § ~	6,600,000	6,499,968
Voya CLO Ltd. (Cayman) 3.690% (USD LIBOR + 0.950%) due 04/17/30 § ~	6,908,715	6,813,176
Wellfleet CLO Ltd. (Cayman) 3.600% (USD LIBOR + 0.890%) due 04/20/29 § ~	4,962,537	4,919,518

Total Asset-Backed Securities (Cost $386,372,926)		370,259,191

U.S. GOVERNMENT AGENCY ISSUE - 1.3%
Freddie Mac 0.680% due 08/06/25	35,600,000	31,976,644

Total U.S. Government Agency Issue (Cost $35,600,000)		31,976,644

U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Bonds - 12.5%
1.250% due 05/15/50	5,700,000	3,193,002
1.375% due 11/15/40	25,850,000	16,726,263
1.375% due 08/15/50	6,900,000	3,999,305
1.625% due 11/15/50	35,700,000	22,181,414
1.875% due 02/15/41	4,700,000	3,331,584
2.000% due 02/15/50 ‡	2,900,000	1,994,090
2.500% due 02/15/45 ‡	1,300,000	992,266
2.750% due 08/15/42	26,200,000	21,306,945
2.875% due 05/15/43	5,500,000	4,537,930
2.875% due 08/15/45	30,100,000	24,586,762
3.125% due 02/15/42	8,000,000	6,973,437
3.125% due 08/15/44	35,400,000	30,284,976
3.250% due 05/15/42	78,300,000	69,515,719
3.375% due 05/15/44	26,300,000	23,486,105
3.625% due 02/15/44	13,500,000	12,559,746
3.750% due 11/15/43	20,900,000	19,869,695

	Principal Amount	Value
4.250% due 05/15/39	$ 4,900,000	$ 5,113,035
4.375% due 11/15/39	20,700,000	21,881,760
4.500% due 08/15/39	7,700,000	8,275,545
4.625% due 02/15/40	5,500,000	5,985,869

		306,795,448

U.S. Treasury Notes - 4.6%
2.250% due 01/31/24 ‡	6,700,000	6,523,078
2.250% due 08/15/27	20,000	18,390
2.500% due 05/15/24 ‡	26,900,000	26,135,031
2.875% due 05/15/32	87,600,000	81,009,469

		113,685,968

Total U.S. Treasury Obligations (Cost $503,652,092)		420,481,416

FOREIGN GOVERNMENT BONDS & NOTES - 1.5%
Chile Government (Chile) 3.500% due 01/31/34	7,000,000	5,724,399
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,224,478
Israel Government International (Israel) 3.875% due 07/03/50	5,400,000	4,371,759
Japan Finance Organization for Municipalities (Japan) 3.375% due 09/27/23 ~	3,200,000	3,169,791
Peruvian Government (Peru)
5.940% due 02/12/29 ~	PEN 25,300,000	5,562,831
6.350% due 08/12/28 ~	7,500,000	1,713,630
8.200% due 08/12/26 ~	14,800,000	3,847,826
Province of Quebec Canada (Canada) 3.500% due 12/01/22	CAD 1,900,000	1,375,590
Romanian Government (Romania) 3.000% due 02/27/27 ~	$6,500,000	5,508,503
State of Israel (Israel) 3.800% due 05/13/60 ~	6,200,000	4,722,918

Total Foreign Government Bonds & Notes (Cost $48,062,122)		37,221,725

MUNICIPAL BONDS - 0.0%
City of Chicago IL 7.750% due 01/01/42	952,000	994,339

Total Municipal Bonds (Cost $932,216)		994,339

SHORT-TERM INVESTMENTS - 13.4%
Repurchase Agreements - 5.2%
Credit Agricole 2.970% due 10/03/22 (Dated 09/30/22, repurchase price of $121,630,096; collateralized by U.S. Treasury Notes: 0.750% due 05/31/26 and value $124,887,790)	121,600,000	121,600,000
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $7,699,653; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $7,851,946)	7,697,921	7,697,921

		129,297,921

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issues - 2.2%
Federal Home Loan Bank
3.020% (SOFR + 0.020%) due 01/06/23 §	$39,000,000	$39,000,936
3.020% (SOFR + 0.020%) due 01/10/23 §	14,300,000	14,301,501

		53,302,437

U.S. Treasury Bills - 6.0%
2.106% due 10/25/22 ‡	27,500,000	27,457,482
2.151% due 10/13/22 ‡	2,800,000	2,797,979
2.520% due 10/20/22 ‡	9,300,000	9,288,806
2.664% due 11/17/22	64,200,000	63,971,689
2.803% due 11/22/22 ‡	4,700,000	4,680,882
3.026% due 12/08/22	29,500,000	29,340,657
3.219% due 12/15/22 ‡	10,600,000	10,539,617

		148,077,112

Total Short-Term Investments (Cost $330,674,024)		330,677,470

TOTAL INVESTMENTS - 124.4% (Cost $3,353,713,682)		3,066,768,664

TOTAL SECURITIES SOLD SHORT - (1.4%) (Proceeds $36,103,570)		(35,206,324)

DERIVATIVES - (0.2%)		(4,281,333)

OTHER ASSETS & LIABILITIES, NET - (22.8%)		(561,088,708)

NET ASSETS - 100.0%		$2,466,192,299

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $937,908 or less than 0.1% of the Fund’s net assets were in default as of September 30, 2022.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended September 30, 2022 was $44,223,443 at a weighted average interest rate of 1.994%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended September 30, 2022 was $1,021,636 at a weighted average interest rate of 0.338%.

(c)	Securities sold short outstanding as of September 30, 2022 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.4%)
Fannie Mae
2.000% due 11/14/52	$16,800,000	($13,605,375)
2.500% due 11/14/52	25,800,000	(21,600,949)

Total Securities Sold Short (Proceeds $36,103,570)		($35,206,324)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(d)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	12/22	141	$16,941,867	$16,547,901	($393,966)
U.S. Treasury 5-Year Notes	12/22	2,489	277,303,480	267,586,946	(9,716,534)
U.S. Treasury Ultra Long Bonds	12/22	62	9,158,763	8,494,000	(664,763)

					(10,775,263)

Short Futures Outstanding
Euro-BTP	12/22	48	5,507,209	5,267,808	239,401
Euro-Bund	12/22	588	83,879,029	79,807,557	4,071,472
Euro-Buxl	12/22	28	4,362,453	4,024,007	338,446
Euro-OAT	12/22	56	7,632,215	7,251,116	381,099
Japan 10-Year Bonds	12/22	96	98,448,653	98,367,996	80,657
U.S. Treasury 2-Year Notes	12/22	1,197	249,860,344	245,852,579	4,007,765
U.S. Treasury 10-Year Notes	12/22	63	7,064,247	7,059,938	4,309
U.S. Treasury 30-Year Bonds	12/22	18	2,465,005	2,275,313	189,692

					9,312,841

Total Futures Contracts					($1,462,422)

(e)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	12,913,541	USD	2,509,000	10/22	BNP	$-	($115,099)
BRL	53,869,914	USD	10,289,685	10/22	CIT	-	(303,326)
BRL	12,913,541	USD	2,388,477	10/22	CIT	5,424	-
BRL	7,778,813	USD	1,460,262	10/22	JPM	-	(18,232)
BRL	66,783,455	USD	12,724,294	01/23	CIT	-	(599,593)
CAD	1,482,947	USD	1,086,647	10/22	TDB	-	(13,099)
CLP	109,278,390	USD	116,068	10/22	SCB	-	(3,383)
CNH	16,411,463	USD	2,364,219	10/22	JPM	-	(65,327)
CNH	14,026,715	USD	2,014,580	10/22	UBS	-	(49,740)
CNH	30,424,087	USD	4,390,200	05/23	UBS	-	(101,275)
DKK	43,288,364	USD	5,607,301	10/22	MSC	98,672	-
EUR	1,243,000	USD	1,264,966	11/22	BOA	-	(43,143)
GBP	3,219,000	USD	3,782,225	11/22	BOA	-	(185,487)
GBP	989,000	USD	1,046,722	11/22	BOA	58,334	-
GBP	20,912,000	USD	24,478,224	11/22	GSC	-	(1,112,276)
GBP	2,210,000	USD	2,537,912	11/22	JPM	-	(68,577)
GBP	903,000	USD	1,040,675	11/22	MSC	-	(31,712)
GBP	972,000	USD	1,174,129	11/22	SCB	-	(88,069)
JPY	175,200,000	USD	1,220,297	11/22	CIT	-	(4,667)
JPY	239,900,000	USD	1,746,641	11/22	HSB	-	(82,088)
JPY	1,638,000,000	USD	11,550,914	11/22	JPM	-	(185,599)
JPY	211,100,000	USD	1,474,834	11/22	MSC	-	(10,110)
MXN	53,000	USD	2,543	10/22	DUB	77	-
PEN	19,431,878	USD	5,012,738	10/22	CIT	-	(134,891)
PEN	19,431,878	USD	4,971,570	12/22	CIT	-	(134,842)
PEN	3,295,949	USD	827,837	12/22	GSC	-	(6,888)
PEN	1,986,149	USD	506,348	03/23	CIT	-	(15,159)
USD	1,252,772	AUD	1,780,000	11/22	CIT	113,583	-
USD	949,715	BRL	5,134,727	10/22	BNP	-	(2,157)
USD	1,491,000	BRL	7,778,813	10/22	BNP	48,970	-
USD	12,980,263	BRL	66,783,455	10/22	CIT	600,003	-
USD	1,438,763	BRL	7,778,813	10/22	JPM	-	(3,267)
USD	1,450,297	BRL	7,778,813	11/22	JPM	18,681	-
USD	1,775,761	CAD	2,342,000	10/22	BNP	80,321	-
USD	186,133	CAD	257,000	10/22	HSB	84	-
USD	1,086,647	CAD	1,483,132	11/22	TDB	13,056	-
USD	3,151	CNH	22,000	10/22	GSC	70	-
USD	4,390,200	CNH	30,634,816	10/22	UBS	98,923	-
USD	4,656,963	CNH	31,252,879	05/23	HSB	251,202	-
USD	2,268,466	DKK	16,779,389	10/22	BOA	56,723	-
USD	3,565,254	DKK	26,500,000	10/22	GSC	72,207	-
USD	5,607,301	DKK	43,199,768	11/22	MSC	-	(98,195)
USD	2,316,943	EUR	2,403,000	11/22	BOA	-	(45,116)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,564,219	EUR	1,551,000	11/22	BOA	$39,644	$-
USD	14,402,322	EUR	14,002,156	11/22	SGN	638,727	-
USD	34,427,456	EUR	33,472,844	11/22	UBS	1,524,902	-
USD	12,832,865	GBP	10,477,029	11/22	BNP	1,126,395	-
USD	1,567,039	GBP	1,445,000	11/22	BOA	-	(47,526)
USD	3,802,555	GBP	3,455,000	11/22	CIT	-	(57,877)
USD	55,782,417	GBP	45,954,674	11/22	JPM	4,435,127	-
USD	25,485,502	GBP	20,989,297	11/22	SCB	2,033,187	-
USD	10,567,747	JPY	1,501,300,000	11/22	BOA	150,929	-
USD	1,818,705	JPY	243,508,049	11/22	DUB	129,117	-
USD	3,998,315	JPY	574,000,000	11/22	HSB	15,597	-
USD	933,797	JPY	124,643,970	11/22	TDB	68,951	-
USD	5,008,216	PEN	19,431,878	10/22	CIT	130,369	-
USD	1,709,929	PEN	6,787,050	11/22	CIT	14,144	-
USD	11,864,086	PEN	45,943,161	12/22	CIT	435,494	-
USD	4,998,438	PEN	19,739,730	04/23	CIT	132,330	-

Total Forward Foreign Currency Contracts						$12,391,243	($3,626,720)

(f)	Premiums received and value of written options outstanding as of September 30, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.910%	11/10/23	GSC	$9,300,000	$61,729	($21,442)
Call - 1-Year Interest Rate Swap	Receive	SOFR	2.150%	11/20/23	GSC	9,600,000	33,480	(10,483)

							95,209	(31,925)

Put - 1-Year Interest Rate Swap	Pay	SOFR	2.910%	11/10/23	GSC	9,300,000	61,729	(124,582)
Put - 1-Year Interest Rate Swap	Pay	SOFR	3.650%	11/20/23	GSC	9,600,000	33,480	(83,762)

							95,209	(208,344)

Total Interest Rate Swaptions							$190,418	($240,269)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - Eurodollar	$96.50	12/18/23	CME	507	$122,313,750	$529,538	($1,660,425)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 4.500% due 11/14/52	$99.41	11/07/22	JPM	$7,900,000	$61,719	($344,453)

Total Written Options					$781,675	($2,245,147)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(g)	Swap agreements outstanding as of September 30, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/24	GSC	2.219%	$4,600,000	($90,583)	($65,945)	($24,638)
South Africa Government	Q	1.000%	12/20/26	MSC	3.061%	9,400,000	(705,750)	(362,210)	(343,540)
Colombia Government International Bond	Q	1.000%	06/20/27	GSC	3.068%	6,800,000	(566,713)	(280,468)	(286,245)
Colombia Government International Bond	Q	1.000%	06/20/27	MSC	3.068%	3,600,000	(300,025)	(183,331)	(116,694)

							(1,663,071)	(891,954)	(771,117)

				Exchange
Bank of America Corp.	Q	1.000%	12/20/22	ICE	0.513%	7,000,000	9,734	10,920	(1,186)
General Electric Co.	Q	1.000%	12/20/23	ICE	0.652%	2,900,000	12,952	(32,767)	45,719
General Electric Co.	Q	1.000%	06/20/24	ICE	0.790%	3,950,000	15,018	(27,517)	42,535
General Electric Co.	Q	1.000%	12/20/24	ICE	0.865%	2,200,000	6,950	(15,436)	22,386
Boeing Co.	Q	1.000%	06/20/25	ICE	1.736%	6,900,000	(125,507)	(95,578)	(29,929)
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	3.739%	EUR 7,700,000	(497,255)	(647,984)	150,729
Verizon Communications, Inc.	Q	1.000%	12/20/26	ICE	1.286%	$7,300,000	(76,416)	140,577	(216,993)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.819%	EUR 6,200,000	(246,005)	(27,189)	(218,816)

							(900,529)	(694,974)	(205,555)

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($2,563,600)	($1,586,928)	($976,672)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$2,475,000	($12,510)	($113,859)	$101,349
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	4,752,000	(5,890)	(328,593)	322,703
CDX HY38 5Y	Q	5.000%	06/20/27	ICE	25,938,000	547,503	(77,136)	624,639
CDX IG38 5Y	Q	1.000%	06/20/27	ICE	97,000,000	(54,108)	(49,835)	(4,273)
CDX iTraxx Main HY38 5Y	Q	1.000%	12/20/27	ICE	EUR 24,300,000	368,249	221,355	146,894

						$843,244	($348,068)	$1,191,312

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main HY38 5Y	Q	5.000%	12/20/27	ICE	EUR 30,600,000	($1,543,732)	($1,168,710)	($375,022)

Total Credit Default Swaps						($3,264,088)	($3,103,706)	($160,382)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.000%	1-Day JPY-TONAR	A/A	LCH	03/17/24	JPY 21,440,000,000	($142,150)	$182,042	($324,192)
12.200%	Brazil CETIP Interbank	Z/Z	CME	01/02/25	BRL 77,100,000	128,298	-	128,298
12.600%	Brazil CETIP Interbank	Z/Z	CME	01/02/25	308,100,000	866,428	-	866,428
1.235%	3-Month CAD-CDOR	S/S	LCH	03/04/25	CAD 13,300,000	(661,594)	6,940	(668,534)
11.960%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	BRL 89,600,000	181,331	-	181,331
11.980%	Brazil CETIP Interbank	Z/Z	CME	01/04/27	39,600,000	84,077	-	84,077
1.788%	1-Day USD-SOFR	A/A	LCH	05/03/27	$21,500,000	(1,839,449)	(68,586)	(1,770,863)
1.000%	6-Month EUR-LIBOR	A/S	LCH	05/18/27	EUR 29,000,000	(2,246,255)	(540,861)	(1,705,394)
2.850%	1-Day USD-SOFR	A/A	LCH	08/29/27	$50,500,000	(2,166,628)	(255,659)	(1,910,969)
1.750%	6-Month EUR-LIBOR	A/S	LCH	03/15/33	EUR 102,700,000	(12,342,860)	(904,660)	(11,438,200)
0.450%	1-Day JPY-TONAR	A/A	LCH	12/15/51	JPY 310,000,000	(360,343)	(218,746)	(141,597)

						($18,499,145)	($1,799,530)	($16,699,615)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.750%	1-Day JPY-TONAR	S/S	LCH	03/20/38	JPY 50,000,000	$4,441	($17,915)	$22,356
0.800%	1-Day JPY-TONAR	S/S	LCH	10/22/38	220,000,000	9,195	113	9,082
0.705%	1-Day JPY-TONAR	S/S	LCH	10/31/38	170,000,000	25,121	8,902	16,219
0.785%	1-Day JPY-TONAR	S/S	LCH	11/12/38	310,000,000	19,896	901	18,995
0.750%	1-Day JPY-TONAR	S/S	LCH	12/20/38	42,800,000	4,864	(18,724)	23,588
0.500%	1-Day JPY-TONAR	A/A	LCH	03/15/42	2,459,000,000	1,293,836	690,837	602,999
0.662%	1-Day JPY-TONAR	A/A	LCH	04/19/42	138,000,000	44,954	-	44,954
0.800%	1-Day JPY-TONAR	A/A	LCH	06/15/52	3,770,000,000	2,142,528	(6,882)	2,149,410
0.750%	1-Day GBP-SONIA	A/A	LCH	09/21/52	GBP 8,700,000	6,174,409	2,441,560	3,732,849
1.750%	1-Day USD-SOFR	A/A	CME	12/21/52	$11,600,000	2,850,493	2,128,493	722,000
2.000%	1-Day GBP-SONIA	A/A	LCH	03/15/53	GBP 8,500,000	2,103,492	1,924,234	179,258

						$14,673,229	$7,151,519	$7,521,710

Total Interest Rate Swaps						($3,825,916)	$5,351,989	($9,177,905)

Total Swap Agreements						($7,090,004)	$2,248,283	($9,338,287)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$29,219,385	$-	$-	$29,219,385
	Common Stock	231,028	231,028	-	-
	Corporate Bonds & Notes	778,096,276	-	778,096,276	-
	Mortgage-Backed Securities	1,067,611,190	-	1,067,611,190	-
	Asset-Backed Securities	370,259,191	-	370,259,191	-
	U.S. Government Agency Issue	31,976,644	-	31,976,644	-
	U.S. Treasury Obligations	420,481,416	-	420,481,416	-
	Foreign Government Bonds & Notes	37,221,725	-	37,221,725	-
	Municipal Bonds	994,339	-	994,339	-
	Short-Term Investments	330,677,470	-	330,677,470	-
	Derivatives:
	Credit Contracts
	Swaps	1,456,954	-	1,456,954	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	12,391,243	-	12,391,243	-
	Interest Rate Contracts
	Futures	9,312,841	9,312,841	-	-
	Swaps	8,781,844	-	8,781,844	-

	Total Interest Rate Contracts	18,094,685	9,312,841	8,781,844	-

	Total Asset - Derivatives	31,942,882	9,312,841	22,630,041	-

	Total Assets	3,098,711,546	9,543,869	3,059,948,292	29,219,385

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,617,336)	-	(1,617,336)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,626,720)	-	(3,626,720)	-
	Interest Rate Contracts
	Futures	(10,775,263)	(10,775,263)	-	-
	Written Options	(2,245,147)	-	(2,245,147)	-
	Swaps	(17,959,749)	-	(17,959,749)	-

	Total Interest Rate Contracts	(30,980,159)	(10,775,263)	(20,204,896)	-

	Total Liabilities - Derivatives	(36,224,215)	(10,775,263)	(25,448,952)	-

	Total Liabilities	(36,224,215)	(10,775,263)	(25,448,952)	-

	Total	$3,062,487,331	($1,231,394)	$3,034,499,340	$29,219,385

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended September 30, 2022:

Preferred Stocks
Value, Beginning of Period	$29,927,724
Purchases	-
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	(708,339)
Transfers In	-
Transfers Out	-

Value, End of Period	$29,219,385

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($708,339)

Additional information about Level 3 fair value measurements as of September 30, 2022 was as follows:

	Value at 09/30/22	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Preferred Stocks	$29,219,385	Straight-line amortization	Yield Model	25.45	N/A

Significant changes to a Yield Model would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.6%
Basic Materials - 1.7%
Alfa SAB de CV 5.900% due 07/05/24	$3,120,000	$3,079,181
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	785,000	765,661
Celanese US Holdings LLC 6.050% due 03/15/25	3,855,000	3,769,420
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	1,300,000	1,268,319
Ecolab, Inc. 1.650% due 02/01/27	750,000	659,427
LG Chem Ltd. (South Korea) 3.250% due 10/15/24 ~	3,000,000	2,890,975
LYB International Finance III LLC 1.250% due 10/01/25	1,643,000	1,445,278
Nucor Corp.
2.000% due 06/01/25	670,000	619,176
3.950% due 05/23/25	880,000	853,854
POSCO Holdings, Inc. (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,075,290
2.375% due 01/17/23 ~	1,055,000	1,047,703
Sherwin-Williams Co.
4.050% due 08/08/24	480,000	472,406
4.250% due 08/08/25	720,000	703,477
Westlake Corp. 0.875% due 08/15/24	365,000	340,740

		19,990,907

Communications - 3.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908% due 07/23/25	6,699,000	6,538,476
Comcast Corp. 3.950% due 10/15/25	250,000	243,086
Cox Communications, Inc. 3.150% due 08/15/24 ~	3,206,000	3,071,703
KT Corp. (South Korea) 4.000% due 08/08/25 ~	1,680,000	1,625,741
NBN Co. Ltd. (Australia) 1.450% due 05/05/26 ~	3,725,000	3,253,760
NTT Finance Corp. (Japan)
0.583% due 03/01/24 ~	1,065,000	1,004,807
4.142% due 07/26/24 ~	440,000	434,339
4.239% due 07/25/25 ~	385,000	377,536
Rogers Communications, Inc. (Canada) 3.200% due 03/15/27 ~	2,345,000	2,144,395
SES SA (Luxembourg) 3.600% due 04/04/23 ~	1,670,000	1,650,308
Sky Ltd. (United Kingdom) 3.750% due 09/16/24 ~	4,630,000	4,520,711
T-Mobile USA, Inc.
2.250% due 02/15/26	1,895,000	1,698,261
3.500% due 04/15/25	1,940,000	1,855,946
Verizon Communications, Inc.
0.850% due 11/20/25	3,120,000	2,737,943
1.450% due 03/20/26	2,550,000	2,254,416
2.625% due 08/15/26	2,860,000	2,601,302
Walt Disney Co. 1.750% due 01/13/26	1,350,000	1,223,659

		37,236,389

Consumer, Cyclical - 5.2%
7-Eleven, Inc.
0.625% due 02/10/23 ~	795,000	783,749
0.800% due 02/10/24 ~	1,285,000	1,215,654

	Principal Amount	Value
American Airlines Pass-Through Trust Class B 3.700% due 04/15/27	$ 976,743	$ 854,521
AutoZone, Inc. 3.625% due 04/15/25	920,000	886,180
Brunswick Corp. 0.850% due 08/18/24	2,440,000	2,248,867
Daimler Trucks Finance North America LLC (Germany) 1.625% due 12/13/24 ~	2,015,000	1,860,209
General Motors Co.
4.875% due 10/02/23	1,265,000	1,260,487
5.400% due 10/02/23	2,160,000	2,161,181
General Motors Financial Co., Inc. 2.900% due 02/26/25	3,270,000	3,058,575
Genuine Parts Co. 1.750% due 02/01/25	765,000	706,976
Hasbro, Inc. 3.000% due 11/19/24	3,550,000	3,407,452
Hyatt Hotels Corp. 1.300% due 10/01/23	1,150,000	1,106,779
Hyundai Capital America
0.800% due 01/08/24 ~	1,570,000	1,477,875
0.875% due 06/14/24 ~	1,415,000	1,308,115
1.000% due 09/17/24 ~	905,000	827,514
1.150% due 11/10/22 ~	1,760,000	1,753,694
2.375% due 02/10/23 ~	3,340,000	3,311,289
2.850% due 11/01/22 ~	893,000	891,763
Hyundai Capital Services, Inc. (South Korea) 2.125% due 04/24/25 ~	710,000	650,844
Lowe’s Cos., Inc.
3.350% due 04/01/27	575,000	533,372
4.400% due 09/08/25	2,050,000	2,020,217
Marriott International, Inc.
3.125% due 02/15/23	685,000	681,499
3.600% due 04/15/24	3,567,000	3,485,247
Mercedes-Benz Finance North America LLC (Germany) 1.750% due 03/10/23 ~	3,105,000	3,065,700
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/23 ~	250,000	245,661
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	3,960,000	3,851,806
Nordstrom, Inc. 2.300% due 04/08/24	320,000	297,974
QVC, Inc. 4.850% due 04/01/24	2,385,000	2,248,172
Ross Stores, Inc. 4.600% due 04/15/25	4,315,000	4,278,507
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	1,390,000	1,158,655
United Airlines Pass-Through Trust Class B 3.500% due 11/01/29	581,540	482,742
Volkswagen Group of America Finance LLC (Germany)
0.750% due 11/23/22 ~	1,475,000	1,468,253
0.875% due 11/22/23 ~	1,415,000	1,347,871
3.125% due 05/12/23 ~	680,000	672,634
3.950% due 06/06/25 ~	1,265,000	1,216,583
Warnermedia Holdings, Inc. 3.755% due 03/15/27 ~	5,230,000	4,685,810

		61,512,427

Consumer, Non-Cyclical - 7.0%
AbbVie, Inc.
2.600% due 11/21/24	7,590,000	7,228,488
2.950% due 11/21/26	3,805,000	3,489,702
3.200% due 05/14/26	335,000	313,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.650% due 02/01/26	$ 860,000	$ 826,950
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	2,930,000	2,570,748
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	2,095,000	1,813,284
4.448% due 03/16/28	3,390,000	3,026,892
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	3,681,561
Becton Dickinson & Co.
3.363% due 06/06/24	1,616,000	1,571,623
3.734% due 12/15/24	523,000	505,578
Cardinal Health, Inc.
3.079% due 06/15/24	1,285,000	1,242,185
3.200% due 03/15/23	1,530,000	1,521,514
3.500% due 11/15/24	2,100,000	2,031,577
Cigna Corp.
3.000% due 07/15/23	1,245,000	1,230,265
3.750% due 07/15/23	706,000	701,109
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	4,235,000	3,953,081
Constellation Brands, Inc. 3.600% due 05/09/24	1,600,000	1,566,388
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	655,000	620,719
CVS Health Corp.
2.625% due 08/15/24	615,000	590,476
2.875% due 06/01/26	900,000	834,314
3.000% due 08/15/26	760,000	702,167
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	1,300,000	1,180,013
Elevance Health, Inc. 2.375% due 01/15/25	780,000	736,900
HCA, Inc. 3.125% due 03/15/27 ~	1,955,000	1,733,465
Health Care Service Corp. A Mutual Legal Reserve Co. 1.500% due 06/01/25 ~	3,045,000	2,772,607
HPHT Finance 19 Ltd. (Hong Kong) 2.875% due 11/05/24 ~	330,000	315,052
Humana, Inc.
0.650% due 08/03/23	1,140,000	1,101,200
1.350% due 02/03/27	450,000	379,582
2.900% due 12/15/22	550,000	548,361
3.150% due 12/01/22	800,000	799,199
3.850% due 10/01/24	1,470,000	1,434,285
4.500% due 04/01/25	2,015,000	1,988,455
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	2,825,000	2,704,403
4.250% due 07/21/25 ~	395,000	379,140
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,060,000	970,947
Mondelez International Holdings Netherlands BV 4.250% due 09/15/25 ~	910,000	891,275
Mondelez International, Inc.
2.125% due 03/17/24	1,390,000	1,335,651
2.625% due 03/17/27	1,395,000	1,252,060
Moody’s Corp. 3.750% due 03/24/25	2,185,000	2,123,215
PeaceHealth Obligated Group 1.375% due 11/15/25	455,000	406,131
PerkinElmer, Inc.
0.550% due 09/15/23	1,385,000	1,325,622
0.850% due 09/15/24	2,640,000	2,450,401
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	5,480,000	5,125,417
Royalty Pharma PLC 0.750% due 09/02/23	1,865,000	1,786,809

	Principal Amount	Value
S&P Global, Inc. 2.450% due 03/01/27 ~	$ 3,790,000	$ 3,402,587
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	930,000	909,995
Triton Container International Ltd. (Bermuda) 0.800% due 08/01/23 ~	2,770,000	2,644,332
UnitedHealth Group, Inc. 3.700% due 05/15/27	1,955,000	1,862,380
Viatris, Inc. 1.650% due 06/22/25	1,010,000	899,016

		83,480,679

Diversified - 0.2%
CK Hutchison International 17 II Ltd. (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,181,511

Energy - 4.5%
Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,617,516
Canadian Natural Resources Ltd. (Canada) 2.050% due 07/15/25	2,845,000	2,596,524
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	2,805,000	2,818,801
7.000% due 06/30/24	4,035,000	4,106,212
Devon Energy Corp. 8.250% due 08/01/23	1,005,000	1,028,966
Enbridge, Inc. (Canada)
2.150% due 02/16/24	2,350,000	2,259,930
2.500% due 01/15/25	2,305,000	2,166,397
2.500% due 02/14/25	1,130,000	1,062,500
Energy Transfer LP
2.900% due 05/15/25	440,000	410,617
3.450% due 01/15/23	200,000	198,982
3.600% due 02/01/23	675,000	672,252
4.200% due 09/15/23	510,000	504,778
4.250% due 03/15/23	3,225,000	3,217,230
4.250% due 04/01/24	135,000	132,222
4.900% due 02/01/24	485,000	482,667
5.875% due 01/15/24	4,465,000	4,476,700
Eni SpA (Italy) 4.000% due 09/12/23 ~	3,395,000	3,354,226
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	455,000	439,995
2.600% due 10/15/25 ~	910,000	816,561
Pioneer Natural Resources Co. 0.550% due 05/15/23	1,280,000	1,249,408
Plains All American Pipeline LP/PAA Finance Corp. 2.850% due 01/31/23	2,688,000	2,669,041
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	4,710,000	4,713,241
5.625% due 03/01/25	1,790,000	1,790,177
5.750% due 05/15/24	1,688,000	1,695,081
Schlumberger Finance Canada Ltd. 1.400% due 09/17/25	680,000	617,796
Schlumberger Holdings Corp.
3.750% due 05/01/24 ~	3,040,000	2,981,898
4.000% due 12/21/25 ~	750,000	723,726
Williams Cos., Inc.
3.700% due 01/15/23	3,835,000	3,832,290
4.300% due 03/04/24	565,000	557,483

		53,193,217

Financial - 20.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650% due 10/29/24	2,695,000	2,464,513
4.125% due 07/03/23	1,847,000	1,833,156
4.500% due 09/15/23	2,095,000	2,065,926
4.875% due 01/16/24	1,505,000	1,481,634

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	$ 2,080,000	$ 2,053,197
Air Lease Corp. 2.250% due 01/15/23	1,480,000	1,467,770
American Express Co.
2.250% due 03/04/25	3,305,000	3,100,912
3.375% due 05/03/24	1,330,000	1,297,618
American International Group, Inc. 2.500% due 06/30/25	2,865,000	2,675,774
American Tower Corp. 2.400% due 03/15/25	1,230,000	1,143,143
Athene Global Funding
1.716% due 01/07/25 ~	3,235,000	2,960,195
2.514% due 03/08/24 ~	3,935,000	3,761,817
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	1,635,000	1,375,870
2.875% due 02/15/25 ~	1,700,000	1,539,489
3.950% due 07/01/24 ~	560,000	530,179
5.125% due 10/01/23 ~	1,890,000	1,859,188
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,037,740
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	946,712
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)
4.125% due 11/09/22 ~	3,500,000	3,497,323
5.375% due 04/17/25 ~	155,000	150,958
Banco Santander SA (Spain)
0.701% due 06/30/24	200,000	192,112
3.496% due 03/24/25	2,200,000	2,097,902
Bank of America Corp.
0.976% due 04/22/25	2,225,000	2,069,600
1.734% due 07/22/27	1,600,000	1,374,232
1.843% due 02/04/25	1,580,000	1,502,480
3.384% due 04/02/26	1,905,000	1,800,420
3.841% due 04/25/25	1,360,000	1,323,988
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,380,113
Bank of Montreal (Canada)
3.700% due 06/07/25	2,475,000	2,380,901
4.250% due 09/14/24	1,215,000	1,196,343
Bank of New York Mellon Corp. 4.414% due 07/24/26	1,590,000	1,554,738
Banque Federative du Credit Mutuel SA (France)
0.650% due 02/27/24 ~	2,045,000	1,926,856
0.998% due 02/04/25 ~	2,350,000	2,117,318
2.125% due 11/21/22 ~	2,480,000	2,472,910
Barclays PLC (United Kingdom)
1.007% due 12/10/24	1,835,000	1,728,178
4.338% due 05/16/24	1,380,000	1,364,564
5.304% due 08/09/26	1,005,000	966,244
BDO Unibank, Inc. (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,680,390
BPCE SA (France) 5.700% due 10/22/23 ~	5,665,000	5,603,979
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	1,780,000	1,724,957
1.000% due 04/12/24 ~	1,785,000	1,667,380
Capital One Financial Corp.
2.636% due 03/03/26	1,975,000	1,836,729
3.500% due 06/15/23	965,000	958,729
3.900% due 01/29/24	1,290,000	1,272,124
4.985% due 07/24/26	1,430,000	1,398,808
Charles Schwab Corp. 2.450% due 03/03/27	3,705,000	3,330,180
Citigroup, Inc.
0.981% due 05/01/25	1,850,000	1,715,383
3.106% due 04/08/26	1,845,000	1,730,581
4.140% due 05/24/25	1,780,000	1,741,215

	Principal Amount	Value
CNO Global Funding
1.650% due 01/06/25 ~	$1,830,000	$1,681,289
1.750% due 10/07/26 ~	2,270,000	1,966,662
Corebridge Financial, Inc. 3.500% due 04/04/25 ~	1,495,000	1,421,808
Credicorp Ltd. (Peru) 2.750% due 06/17/25 ~	665,000	607,900
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	1,930,000	1,798,977
1.000% due 05/05/23	3,030,000	2,954,471
2.997% due 12/14/23 ~	670,000	664,879
Credit Suisse Group AG (Switzerland) 6.373% due 07/15/26 ~	1,840,000	1,779,361
Crown Castle International Corp. REIT
1.050% due 07/15/26	2,400,000	2,030,161
2.900% due 03/15/27	1,635,000	1,453,572
3.150% due 07/15/23	1,140,000	1,125,083
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,065,000	2,848,801
3.773% due 03/28/25 ~	1,335,000	1,284,722
5.375% due 01/12/24 ~	1,630,000	1,621,994
Equitable Financial Life Global Funding
0.500% due 04/06/23 ~	4,245,000	4,160,732
1.100% due 11/12/24 ~	1,820,000	1,676,654
First American Financial Corp. 4.600% due 11/15/24	615,000	605,708
The Goldman Sachs Group, Inc.
0.657% due 09/10/24	2,430,000	2,314,068
0.673% due 03/08/24	2,605,000	2,547,215
0.925% due 10/21/24	1,090,000	1,034,990
1.757% due 01/24/25	490,000	465,859
3.500% due 04/01/25	2,170,000	2,075,168
4.482% due 08/23/28	1,445,000	1,357,451
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,304,338
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	1,475,000	1,394,468
1.645% due 04/18/26	1,375,000	1,223,894
2.099% due 06/04/26	1,585,000	1,420,727
Jackson Financial, Inc. 1.125% due 11/22/23	2,155,000	2,061,350
Jackson National Life Global Funding 1.750% due 01/12/25 ~	2,135,000	1,964,064
JPMorgan Chase & Co.
0.824% due 06/01/25	2,030,000	1,880,799
2.083% due 04/22/26	3,500,000	3,190,955
3.316% (SOFR + 0.885%) due 04/22/27 §	1,150,000	1,116,506
4.080% due 04/26/26	2,170,000	2,090,673
KeyCorp 3.878% due 05/23/25	740,000	721,062
LeasePlan Corp. NV (Netherlands) 2.875% due 10/24/24 ~	1,440,000	1,352,342
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	1,025,000	998,169
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	2,875,000	2,692,592
Marsh & McLennan Cos., Inc. 3.875% due 03/15/24	1,815,000	1,790,920
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.953% due 07/19/25	3,500,000	3,222,536
5.063% due 09/12/25	790,000	782,010
Morgan Stanley
0.529% due 01/25/24	1,745,000	1,716,842
0.731% due 04/05/24	2,085,000	2,035,089
1.164% due 10/21/25	1,550,000	1,413,507
2.630% due 02/18/26	1,870,000	1,743,788
3.620% due 04/17/25	2,660,000	2,584,807
Nasdaq, Inc. 0.445% due 12/21/22	1,680,000	1,663,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	$1,055,000	$969,801
2.375% due 05/21/23 ~	2,970,000	2,910,123
3.479% due 03/22/25 ~	2,020,000	1,917,500
Northwestern Mutual Global Funding 4.350% due 09/15/27 ~	1,440,000	1,392,296
Park Aerospace Holdings Ltd. (Ireland)
4.500% due 03/15/23 ~	120,000	119,316
5.500% due 02/15/24 ~	505,000	494,716
Principal Life Global Funding II 0.750% due 04/12/24 ~	1,230,000	1,148,709
Public Storage REIT 2.917% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,040,081
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~	1,280,000	1,202,982
3.500% due 03/28/24 ~	2,320,000	2,256,919
Santander Holdings USA, Inc. 2.490% due 01/06/28	1,430,000	1,194,338
SBA Tower Trust REIT
1.631% due 05/15/51 ~	1,045,000	892,133
1.884% due 07/15/50 ~	725,000	638,352
2.836% due 01/15/50 ~	2,045,000	1,914,922
3.448% due 03/15/48 ~	4,500,000	4,459,458
Simon Property Group LP REIT
2.000% due 09/13/24	899,000	849,803
3.375% due 10/01/24	1,850,000	1,796,631
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	314,298
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	900,000	843,720
1.319% due 10/14/23 ~	945,000	944,071
1.822% due 11/23/25 ~	925,000	839,628
3.885% due 03/15/24 ~	395,000	391,200
3.950% due 01/11/23 ~	3,050,000	3,033,640
Svenska Handelsbanken AB (Sweden)
0.550% due 06/11/24 ~	1,520,000	1,415,769
1.418% due 06/11/27 ~	1,465,000	1,263,410
Swedbank AB (Sweden)
0.600% due 09/25/23 ~	2,540,000	2,430,445
1.300% due 06/02/23 ~	2,205,000	2,153,268
Synchrony Financial 4.250% due 08/15/24	4,015,000	3,918,217
Toronto-Dominion Bank (Canada) 0.700% due 09/10/24	2,920,000	2,691,833
Truist Financial Corp. 3.259% (SOFR + 0.400%) due 06/09/25 §	1,495,000	1,465,141
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	2,455,000	2,369,510
1.494% due 08/10/27 ~	775,000	651,990
4.488% due 05/12/26 ~	610,000	588,229
4.490% due 08/05/25 ~	1,925,000	1,878,689
US Bancorp 4.548% due 07/22/28	2,510,000	2,421,003
Wells Fargo & Co.
1.654% due 06/02/24	1,780,000	1,738,686
2.188% due 04/30/26	1,575,000	1,439,782
3.526% due 03/24/28	1,245,000	1,128,844
3.908% due 04/25/26	2,010,000	1,922,509
4.540% due 08/15/26	1,815,000	1,756,859
Western Union Co. 2.850% due 01/10/25	2,740,000	2,595,505

		243,589,315

Industrial - 1.7%
Amcor Flexibles North America, Inc. 4.000% due 05/17/25	1,320,000	1,275,780
Amphenol Corp. 2.050% due 03/01/25	1,580,000	1,480,095
Boral Finance Pty. Ltd. (Australia) 3.000% due 11/01/22 ~	475,000	475,000

	Principal Amount	Value
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	$2,510,000	$2,322,933
1.750% due 12/02/26	1,100,000	964,221
Carrier Global Corp. 2.242% due 02/15/25	449,000	419,973
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	990,000	905,267
GATX Corp.
3.900% due 03/30/23	440,000	435,521
4.350% due 02/15/24	1,905,000	1,882,208
Kansas City Southern 3.000% due 05/15/23	1,940,000	1,918,422
Martin Marietta Materials, Inc. 0.650% due 07/15/23	855,000	825,874
Otis Worldwide Corp. 2.056% due 04/05/25	1,870,000	1,731,779
Parker-Hannifin Corp. 3.650% due 06/15/24	2,800,000	2,740,615
Republic Services, Inc. 2.500% due 08/15/24	1,575,000	1,505,060
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	695,000	668,563
4.125% due 07/15/23 ~	766,000	757,281

		20,308,592

Technology - 2.7%
Analog Devices, Inc. 2.950% due 04/01/25	555,000	534,036
CDW LLC/CDW Finance Corp. 5.500% due 12/01/24	655,000	652,242
Fidelity National Information Services, Inc.
0.600% due 03/01/24	1,225,000	1,149,668
4.500% due 07/15/25	955,000	935,228
Fiserv, Inc.
2.750% due 07/01/24	3,345,000	3,210,928
3.800% due 10/01/23	1,070,000	1,060,468
Fortinet, Inc. 1.000% due 03/15/26	1,490,000	1,283,768
HCL America, Inc. (India) 1.375% due 03/10/26 ~	3,900,000	3,418,097
Marvell Technology, Inc. 4.200% due 06/22/23	2,070,000	2,064,523
Microchip Technology, Inc.
0.972% due 02/15/24	2,770,000	2,611,806
0.983% due 09/01/24	2,050,000	1,888,658
2.670% due 09/01/23	2,125,000	2,071,788
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.700% due 05/01/25	1,180,000	1,095,447
3.875% due 06/18/26	815,000	761,626
4.400% due 06/01/27	255,000	240,921
4.875% due 03/01/24	1,530,000	1,513,065
Qorvo, Inc. 1.750% due 12/15/24 ~	960,000	887,863
Roper Technologies, Inc.
1.000% due 09/15/25	510,000	453,129
2.350% due 09/15/24	670,000	637,299
3.650% due 09/15/23	695,000	686,568
Skyworks Solutions, Inc. 0.900% due 06/01/23	650,000	630,840
Take-Two Interactive Software, Inc.
3.300% due 03/28/24	1,590,000	1,550,576
3.550% due 04/14/25	535,000	513,920
VMware, Inc. 0.600% due 08/15/23	1,375,000	1,324,454
Workday, Inc. 3.500% due 04/01/27	880,000	815,279

		31,992,197

Utilities - 3.0%
AES Corp. 3.300% due 07/15/25 ~	1,565,000	1,445,074

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Alexander Funding Trust 1.841% due 11/15/23 ~	$ 1,885,000	$ 1,764,932
APA Infrastructure Ltd. (Australia) 4.200% due 03/23/25 ~	3,605,000	3,455,928
DTE Energy Co. 4.220% due 11/01/24	1,710,000	1,678,673
Edison International
2.950% due 03/15/23	1,520,000	1,514,550
3.125% due 11/15/22	1,140,000	1,138,082
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	2,330,000	1,971,189
2.650% due 09/10/24 ~	520,000	492,601
Israel Electric Corp. Ltd. (Israel)
5.000% due 11/12/24 ~	1,750,000	1,709,731
6.875% due 06/21/23 ~	565,000	570,571
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27	2,360,000	2,051,150
4.450% due 06/20/25	1,695,000	1,667,391
NRG Energy, Inc. 3.750% due 06/15/24 ~	1,125,000	1,082,128
Pacific Gas and Electric Co. 3.500% due 06/15/25	2,010,000	1,814,236
Sempra Energy 3.300% due 04/01/25	1,275,000	1,214,482
Southern California Gas Co. 2.950% due 04/15/27	1,395,000	1,275,200
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25	1,200,000	1,266,483
Vistra Operations Co. LLC
3.550% due 07/15/24 ~	7,955,000	7,586,035
5.125% due 05/13/25 ~	1,985,000	1,924,418

		35,622,854

Total Corporate Bonds & Notes (Cost $623,494,863)		589,108,088

MORTGAGE-BACKED SECURITIES - 20.2%
Collateralized Mortgage Obligations - Commercial - 6.6%
280 Park Avenue Mortgage Trust 3.585% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,598,483
BAMLL Commercial Mortgage Securities Trust
3.490% due 04/14/33 ~	1,775,000	1,635,052
3.668% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,677,217
4.818% (USD LIBOR + 2.000%) due 09/15/38 § ~	1,570,000	1,487,181
Bank
2.056% due 11/15/62	360,092	350,471
2.263% due 08/15/61	499,777	468,446
BCP Trust 3.617% (USD LIBOR + 0.799%) due 06/15/38 § ~	1,045,000	1,002,737
BIG Commercial Mortgage Trust 5.186% (SOFR + 2.340%) due 02/15/39 § ~	755,000	712,640
BPR Trust 3.968% (USD LIBOR + 1.150%) due 09/15/38 § ~	1,585,000	1,503,703
BSREP Commercial Mortgage Trust 4.718% (USD LIBOR + 1.900%) due 08/15/38 § ~	700,000	646,731
BX Commercial Mortgage Trust
3.898% (USD LIBOR + 1.080%) due 10/15/36 § ~	1,249,500	1,219,454
4.098% (USD LIBOR + 1.280%) due 06/15/36 § ~	935,000	896,990
4.218% (USD LIBOR + 1.400%) due 06/15/38 § ~	1,384,512	1,304,605
5.986% (SOFR + 3.141%) due 06/15/27 § ~	1,815,000	1,796,103

	Principal Amount	Value
CGDB Commercial Mortgage Trust 4.468% (USD LIBOR + 1.650%) due 11/15/36 § ~	$ 2,615,000	$ 2,514,208
Cold Storage Trust 4.118% (USD LIBOR + 1.300%) due 11/15/37 § ~	1,484,316	1,440,097
Commercial Mortgage Trust
3.838% due 09/10/47	2,825,000	2,740,120
3.926% due 03/10/48 §	845,000	791,039
4.080% due 08/10/47	1,760,000	1,696,783
4.207% due 03/10/48 §	1,770,000	1,635,068
4.353% due 08/10/30 ~	1,180,000	1,162,554
4.701% due 03/10/47	1,730,000	1,685,656
4.770% due 02/10/47 §	1,715,000	1,682,219
4.854% due 08/10/47 § ~	710,000	648,255
Credit Suisse Mortgage Capital Certificates
4.248% (USD LIBOR + 1.430%) due 05/15/36 § ~	2,140,000	2,085,157
4.418% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,529,460
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	518,504	503,565
Extended Stay America Trust
3.898% (USD LIBOR + 1.080%) due 07/15/38 § ~	765,290	742,499
4.518% (USD LIBOR + 1.700%) due 07/15/38 § ~	1,709,479	1,646,916
Fontainebleau Miami Beach Trust
3.447% due 12/10/36 ~	1,715,000	1,596,154
3.750% due 12/10/36 ~	2,460,000	2,293,061
GCT Commercial Mortgage Trust 3.618% (USD LIBOR + 0.800%) due 02/15/38 § ~	1,325,000	1,279,901
Great Wolf Trust 4.451% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	1,007,903
GS Mortgage Securities Corp. Trust 4.418% (USD LIBOR + 1.600%) due 05/15/26 § ~	1,440,000	1,349,237
JP Morgan Chase Commercial Mortgage Securities Trust
4.418% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,144,192
4.588% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,232,883
4.668% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	989,988
4.988% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,781,479
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,359,044
KIND Trust 4.568% (USD LIBOR + 1.750%) due 08/15/38 § ~	2,050,183	1,914,577
KKR Industrial Portfolio Trust
3.818% (USD LIBOR + 1.000%) due 12/15/37 § ~	660,000	626,502
4.068% (USD LIBOR + 1.250%) due 12/15/37 § ~	476,250	450,983
MHC Trust 3.918% (USD LIBOR + 1.100%) due 05/15/23 § ~	1,390,000	1,326,520
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	743,703
Morgan Stanley Capital I Trust 4.618% (USD LIBOR + 1.800%) due 12/15/36 § ~	775,000	734,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
New Orleans Hotel Trust 4.107% (USD LIBOR + 1.289%) due 04/15/32 § ~	$ 2,575,999	$ 2,446,618
ONE Mortgage Trust
3.768% (USD LIBOR + 0.950%) due 03/15/36 § ~	2,945,000	2,816,120
3.918% (USD LIBOR + 1.100%) due 03/15/36 § ~	1,580,000	1,489,808
RLGH Trust 3.618% (USD LIBOR + 0.800%) due 04/15/36 § ~	1,370,000	1,331,109
Shelter Growth CRE Issuer Ltd. (Cayman) 3.898% (USD LIBOR + 1.080%) due 09/15/36 § ~	762,667	754,581
SLIDE
3.968% (USD LIBOR + 1.150%) due 06/15/31 § ~	1,588,984	1,565,723
4.918% (USD LIBOR + 2.100%) due 06/15/31 § ~	1,223,701	1,181,766
WFRBS Commercial Mortgage Trust 4.045% due 03/15/47	1,465,000	1,440,603

		78,660,050

Collateralized Mortgage Obligations - Residential - 10.3%
Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	1,325,217	1,137,577
0.985% due 04/25/66 § ~	1,053,429	899,330
1.068% due 05/25/66 § ~	850,582	727,133
1.579% due 05/25/65 § ~	365,212	327,360
1.691% due 04/25/65 § ~	928,544	856,330
2.872% due 04/25/65 § ~	236,424	218,351
3.301% due 07/26/49 § ~	92,655	92,076
3.920% due 11/25/48 § ~	143,396	142,689
Barclays Mortgage Loan Trust 1.747% due 09/25/51 § ~	2,047,628	1,796,086
Bayview MSR Opportunity Master Fund Trust (Cayman) 2.500% due 06/25/51 § ~	1,729,160	1,501,667
BINOM Securitization Trust 2.625% due 06/25/56 § ~	696,722	609,756
BRAVO Residential Funding Trust 1.699% due 04/25/60 § ~	1,196,961	1,085,556
CIM Trust
2.500% due 04/25/50 § ~	1,343,511	1,129,335
4.500% due 03/25/62 ~	3,025,000	2,898,564
COLT Mortgage Loan Trust
1.167% due 06/25/66 § ~	1,041,282	869,987
1.419% due 09/27/66 § ~	723,798	576,802
1.506% due 04/27/65 § ~	158,472	150,431
3.901% due 02/25/67 § ~	1,812,019	1,660,002
Connecticut Avenue Securities Trust
3.281% (SOFR + 1.000%) due 12/25/41 § ~	1,134,281	1,113,367
3.481% (SOFR + 1.200%) due 01/25/42 § ~	2,597,300	2,544,327
4.181% (SOFR + 1.900%) due 04/25/42 § ~	1,920,932	1,888,952
4.281% (SOFR + 2.000%) due 03/25/42 § ~	1,078,579	1,066,660
4.381% (SOFR + 2.100%) due 03/25/42 § ~	1,643,589	1,625,048
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 § ~	440,774	374,394
0.973% due 05/25/65 § ~	252,544	239,803
1.260% due 04/25/66 § ~	482,469	415,794
Eagle RE Ltd. (Bermuda) 3.831% (SOFR + 1.550%) due 04/25/34 § ~	920,000	913,423
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	305,897	259,059
0.931% due 06/25/66 § ~	635,480	532,157

	Principal Amount	Value
1.106% due 02/25/66 § ~	$ 262,757	$ 221,099
1.241% due 09/25/66 § ~	812,896	658,480
1.291% due 06/25/66 § ~	612,312	510,525
1.550% due 09/25/66 § ~	584,950	469,869
3.046% due 11/25/59 § ~	231,511	220,267
Fannie Mae
3.000% due 11/25/47	2,044,410	1,910,438
5.255% (SOFR + 2.950%) due 06/25/42 § ~	1,725,807	1,726,949
Fannie Mae Connecticut Avenue Securities
4.184% (USD LIBOR + 1.100%) due 11/25/29 §	1,556,498	1,538,593
4.284% (USD LIBOR + 1.200%) due 01/25/30 §	55,287	55,253
4.434% (USD LIBOR + 1.350%) due 09/25/29 §	47,829	47,532
5.184% (USD LIBOR + 2.100%) due 03/25/31 §	1,718,158	1,687,074
7.534% (USD LIBOR + 4.450%) due 01/25/29 §	726,387	742,227
Federal Home Loan Mortgage Corp. STACR REMIC Trust 4.581% (SOFR + 2.300%) due 08/25/42 § ~	977,378	967,258
Federal National Mortgage Association Connecticut Avenue Securities 4.855% (SOFR + 2.550%) due 07/25/42 § ~	706,870	703,884
Finance of America HECM Buyout 4.000% due 12/25/24 § ~	2,962,248	2,896,025
Flagstar Mortgage Trust
3.934% (USD LIBOR + 0.850%) due 03/25/50 § ~	430,058	407,469
4.000% due 09/25/48 § ~	205,852	201,087
Freddie Mac
4.435% (SOFR + 2.150%) due 09/25/42 § ~	700,000	696,118
5.231% (SOFR + 2.950%) due 06/25/42 § ~	1,309,648	1,311,068
Freddie Mac STACR Trust
2.981% (SOFR + 7.000%) due 08/25/33 § ~	380,889	379,394
3.131% (SOFR + 0.850%) due 09/25/41 § ~	958,580	924,999
3.231% (SOFR + 0.950%) due 12/25/41 § ~	1,710,031	1,630,440
3.781% (SOFR + 1.500%) due 10/25/41 § ~	1,125,000	1,023,444
3.931% (SOFR + 1.650%) due 01/25/34 § ~	798,864	779,565
4.081% (SOFR + 1.800%) due 11/25/41 § ~	1,160,000	1,042,662
4.281% (SOFR + 2.000%) due 04/25/42 § ~	2,098,976	2,079,081
4.381% (SOFR + 2.100%) due 03/25/42 § ~	2,148,322	2,135,844
4.481% (SOFR + 2.200%) due 05/25/42 § ~	2,270,724	2,251,770
4.934% (USD LIBOR + 1.850%) due 02/25/50 § ~	1,308,601	1,289,202
6.184% (USD LIBOR + 3.100%) due 03/25/50 § ~	689,408	689,627
6.234% (USD LIBOR + 3.150%) due 09/25/50 § ~	35,635	35,682
7.000% due 09/15/30	107,770	112,107
Freddie Mac Structured Agency Credit Risk Debt Notes
3.081% (SOFR + 0.800%) due 08/25/33 § ~	288,876	287,219
3.857% due 05/25/47 § ~	183,642	179,794
FWD Securitization Trust 2.240% due 01/25/50 § ~	886,330	815,421

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Galton Funding Mortgage Trust
2.832% due 01/25/60 § ~	$1,085,000	$885,601
3.339% due 10/25/59 § ~	680,000	642,954
3.500% due 11/25/57 § ~	251,054	230,371
4.000% due 02/25/59 § ~	115,555	111,966
4.500% due 02/25/59 § ~	158,100	153,428
GS Mortgage-Backed Securities Corp. Trust 2.500% due 10/25/51 § ~	2,643,572	2,273,949
GS Mortgage-Backed Securities Trust
1.964% due 07/25/44 § ~	19,289	19,253
2.500% due 01/25/52 § ~	1,039,738	898,769
2.500% due 06/25/52 § ~	3,369,785	2,912,906
Homeward Opportunities Fund I Trust 1.657% due 05/25/65 § ~	144,622	143,486
Hundred Acre Wood Trust 2.500% due 07/25/51 § ~	1,713,928	1,495,982
Imperial Fund Mortgage Trust
1.516% due 09/25/56 § ~	973,554	786,163
4.767% due 06/25/67 § ~	1,538,161	1,476,805
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	477,396	411,915
3.500% due 08/25/50 § ~	306,371	277,438
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 § ~	1,473,759	1,273,945
MFA Trust 0.852% due 01/25/56 § ~	612,875	567,018
New Residential Mortgage Loan Trust
1.650% due 05/24/60 § ~	623,056	574,349
2.500% due 06/25/51 § ~	1,149,808	993,915
2.500% due 09/25/51 § ~	3,070,029	2,653,790
2.710% due 11/25/59 § ~	574,835	523,736
NLT Trust
1.162% due 08/25/56 § ~	3,409,489	2,877,241
1.520% due 08/25/56 § ~	875,771	735,812
OBX Trust
1.054% due 07/25/61 § ~	777,612	624,200
2.500% due 05/25/51 § ~	1,954,903	1,688,871
3.000% due 01/25/60 § ~	567,345	516,272
3.000% due 05/25/60 § ~	1,117,494	1,002,603
3.500% due 12/25/49 § ~	175,086	160,079
3.500% due 02/25/60 § ~	637,742	573,786
3.834% (USD LIBOR + 0.750%) due 02/25/60 § ~	359,549	347,993
3.984% (USD LIBOR + 0.900%) due 10/25/59 § ~	130,923	127,090
4.034% (USD LIBOR + 0.950%) due 02/25/60 § ~	587,935	570,549
4.284% (USD LIBOR + 1.200%) due 06/25/59 § ~	173,055	167,290
Oceanview Mortgage Trust 2.500% due 12/25/51 § ~	1,596,023	1,379,632
PSMC Trust
2.500% due 03/25/51 § ~	2,808,647	2,436,227
2.500% due 05/25/51 § ~	2,173,530	1,888,139
Sequoia Mortgage Trust
4.000% due 06/25/48 § ~	254,089	240,606
4.000% due 08/25/48 § ~	97,191	95,735
4.000% due 10/25/48 § ~	17,443	17,263
4.500% due 08/25/48 § ~	23,992	23,646
SG Residential Mortgage Trust
1.381% due 05/25/65 § ~	441,683	388,736
3.166% due 03/27/62 § ~	2,025,843	1,827,315
Starwood Mortgage Residential Trust
0.943% due 05/25/65 § ~	1,010,359	945,169
1.162% due 08/25/56 § ~	2,441,748	2,082,263
2.408% due 02/25/50 § ~	775,096	750,116
2.916% due 09/27/49 § ~	665,197	638,258
Towd Point Mortgage Trust
3.000% due 02/25/55 § ~	6,423	6,410
3.250% due 07/25/58 § ~	811,084	787,124
3.692% due 03/25/58 § ~	913,876	864,146
3.750% due 05/25/58 § ~	499,082	479,639
3.750% due 09/25/62 § ~	3,100,000	2,916,055

	Principal Amount	Value
TRK Trust 1.409% due 07/25/56 § ~	$ 473,481	$ 408,247
UWM Mortgage Trust 2.500% due 09/25/51 § ~	564,526	489,527
Verus Securitization Trust
0.918% due 02/25/64 § ~	778,615	715,577
1.031% due 02/25/66 § ~	710,189	592,875
1.052% due 01/25/66 § ~	560,167	485,245
1.155% due 01/25/66 § ~	333,534	287,842
1.373% due 09/25/66 § ~	828,626	673,930
1.829% due 10/25/66 § ~	3,049,439	2,595,187
1.977% due 03/25/60 § ~	87,970	86,169
2.226% due 05/25/60 § ~	538,950	527,277
2.724% due 01/25/60 § ~	751,446	726,982
2.913% due 07/25/59 § ~	475,695	468,767
3.000% due 11/25/59 § ~	367,314	358,064
3.100% due 11/25/59 § ~	593,297	569,639
3.117% due 07/25/59 § ~	633,526	624,281
3.288% due 01/25/67 § ~	3,256,611	2,717,744
Vista Point Securitization Trust 2.496% due 04/25/65 § ~	253,687	240,078
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 12/25/50 § ~	2,318,131	2,002,670
2.500% due 09/25/51 § ~	1,815,248	1,568,944

		122,884,531

Fannie Mae - 2.0%
1.983% (USD LIBOR + 1.535%) due 02/01/33 §	19,138	18,937
2.000% due 10/01/50	696,766	569,013
2.263% (USD LIBOR + 1.605%) due 04/01/33 §	18,100	17,902
2.397% (UST + 2.215%) due 02/01/33 §	37,766	36,969
2.500% due 01/01/52	1,607,723	1,354,399
2.912% (USD LIBOR + 1.541%) due 01/01/35 §	2,407	2,458
3.000% due 09/01/28 - 06/01/52	5,768,772	5,200,412
3.095% (UST + 2.258%) due 06/01/35 §	68,662	67,634
3.500% due 01/01/44 - 01/01/52	1,607,938	1,468,677
3.857% (UST + 2.257%) due 06/01/33 §	256,500	263,472
4.000% due 03/01/41 - 08/01/52	1,962,285	1,829,311
4.500% due 05/01/41 - 08/01/52	6,995,355	6,712,656
5.000% due 07/01/24 - 02/01/49	1,441,731	1,450,954
5.500% due 01/01/36 - 06/01/39	1,072,673	1,109,024
6.000% due 03/01/37 - 02/01/49	2,780,868	2,944,322
6.500% due 05/01/33	262,903	271,336
7.000% due 06/01/33	128,321	132,044

		23,449,520

Freddie Mac - 0.4%
2.076% (UST + 1.951%) due 02/01/35 §	56,135	54,794
2.225% (USD LIBOR + 1.725%) due 03/01/35 §	28,333	28,098
2.336% (UST + 2.230%) due 09/01/35 §	177,501	180,464
2.500% due 01/01/52	1,681,878	1,423,038
2.900% (UST + 2.250%) due 08/01/35 §	157,796	160,831
4.000% due 12/01/49 - 09/01/52	1,269,254	1,183,217
4.500% due 09/01/37 - 05/01/50	863,573	845,894
5.000% due 12/01/41	486,997	481,269
5.500% due 07/01/38 - 06/01/41	274,030	283,638
7.000% due 03/01/39	186,737	195,203
7.500% due 06/01/38	174,731	183,610

		5,020,056

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 0.9%
due 10/20/52 #	$5,290,000	$4,940,963
1.625% (UST + 1.500%) due 09/20/34 §	294,269	289,869
2.625% (UST + 1.500%) due 01/20/35 §	435,822	433,650
3.000% due 09/20/47	1,153,013	1,034,473
4.000% due 10/20/50	681,439	642,310
4.500% due 08/20/47	109,676	106,775
5.000% due 12/20/34 - 05/20/48	1,455,056	1,452,481
5.500% due 09/15/45 - 02/20/49	1,312,936	1,370,238
6.000% due 07/15/36	187,402	202,239

		10,472,998

Total Mortgage-Backed Securities (Cost $260,229,023)		240,487,155

ASSET-BACKED SECURITIES - 14.4%
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	1,665,000	1,540,839
0.970% due 02/18/26	800,000	781,562
1.060% due 08/18/26	980,000	922,260
1.210% due 12/18/26	1,030,000	928,991
1.290% due 06/18/27	2,095,000	1,889,203
1.590% due 10/20/25	1,215,000	1,178,341
1.800% due 12/18/25	1,175,000	1,107,144
3.820% due 03/18/24	6,022,368	6,020,342
Applebee’s Funding LLC/ IHOP Funding LLC 4.194% due 06/05/49 ~	3,880,800	3,689,193
Arbor Realty Commercial Real Estate Notes Ltd.
3.888% (USD LIBOR + 1.070%) due 08/15/34 § ~	2,245,000	2,152,953
4.168% (USD LIBOR + 1.350%) due 11/15/36 § ~	1,590,000	1,573,819
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	856,777
3.350% due 09/22/25 ~	1,355,000	1,303,163
4.950% due 03/20/25 ~	745,000	729,579
Blackbird Capital Aircraft Lease Securitization Ltd. 2.487% due 12/16/41 § ~	798,924	729,370
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	332,377	311,950
BSPRT Issuer Ltd. (Cayman) 3.785% (SOFR + 1.500%) due 02/15/37 § ~	2,795,000	2,707,656
CarMax Auto Owner Trust 3.010% due 12/16/24	3,280,000	3,251,674
CBAM Ltd. (Cayman) 3.792% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,499,504	5,445,333
Cedar Funding XIV CLO Ltd. (Cayman) 3.612% (USD LIBOR + 1.100%) due 07/15/33 § ~	2,230,000	2,175,982
CIFC Funding Ltd. (Cayman) 3.833% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,979,703	3,930,500
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,071,860
2.010% due 12/16/24	838,689	831,792
3.010% due 04/15/24	30,795	30,788
Daimler Trucks Retail Trust 1.370% due 06/15/27	1,940,000	1,920,190
Dryden 86 CLO Ltd. (Cayman) 3.840% (USD LIBOR + 1.100%) due 07/17/34 § ~	2,225,000	2,160,697
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	286,320	275,789
2.730% due 04/25/28 ~	530,802	521,930

	Principal Amount	Value
Exeter Automobile Receivables Trust
3.020% due 06/15/28	$995,000	$899,615
3.850% due 07/17/28	2,130,000	2,046,542
5.980% due 12/15/28	945,000	906,713
FirstKey Homes Trust 2.241% due 08/17/37 ~	3,355,000	3,000,313
Ford Credit Auto Lease Trust 4.180% due 10/15/25	3,385,000	3,309,156
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,355,000	1,190,389
3.520% due 07/15/30 ~	4,155,000	4,090,466
Ford Credit Floorplan Master Owner Trust 1.420% due 09/15/25	1,885,000	1,806,037
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	3,280,000	3,259,703
2.560% due 07/22/24	860,000	854,741
5.130% due 08/20/26	2,425,000	2,374,233
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	940,229
1.490% due 12/16/24	245,508	242,951
GMF Floorplan Owner Revolving Trust 1.030% due 08/15/25 ~	830,000	800,651
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	238,897	235,163
2.740% due 02/25/39 ~	831,575	781,679
2.960% due 12/26/28 ~	66,589	65,031
Hyundai Auto Receivables Trust
1.410% due 11/15/24	721,671	712,206
1.600% due 12/15/26	1,360,000	1,277,880
2.940% due 05/15/25	1,340,000	1,332,935
KKR CLO 29 Ltd. (Cayman) 3.712% (USD LIBOR + 1.200%) due 01/15/32 § ~	2,500,000	2,454,307
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	538,330	533,936
Madison Park Funding XXIII Ltd. (Cayman)
3.739% (USD LIBOR + 0.970%) due 07/27/31 § ~	2,610,000	2,561,476
4.319% (USD LIBOR + 1.550%) due 07/27/31 § ~	1,675,000	1,624,675
Madison Park Funding XXXIII Ltd. (Cayman) 3.618% (SOFR + 1.290%) due 10/15/32 § ~	3,565,000	3,506,182
Magnetite XXV Ltd. (Cayman) 3.983% (USD LIBOR + 1.200%) due 01/25/32 § ~	670,000	659,180
MF1 Ltd. (Cayman) 4.073% (USD LIBOR + 1.080%) due 10/16/36 § ~	1,635,000	1,567,965
MVW LLC 2.730% due 10/20/37 ~	312,090	285,754
MVW Owner Trust
2.420% due 12/20/34 ~	130,573	127,702
2.750% due 12/20/34 ~	44,465	43,236
2.890% due 11/20/36 ~	951,300	901,521
2.990% due 12/20/34 ~	119,986	116,362
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	555,447	496,736
1.220% due 07/15/69 ~	462,611	417,238
1.310% due 01/15/69 ~	286,202	260,179
1.690% due 05/15/69 ~	837,334	757,168
2.150% due 11/15/68 ~	4,291,635	3,837,388
2.230% due 07/15/70 ~	3,063,650	2,715,209
2.400% due 10/15/68 ~	660,372	612,135
2.460% due 11/15/68 ~	1,180,599	1,089,341
2.640% due 05/15/68 ~	1,323,707	1,254,278
3.420% due 01/15/43 ~	1,781,497	1,727,495
Nelnet Student Loan Trust 1.320% due 04/20/62 ~	1,115,259	996,414
Neuberger Berman Loan Advisers CLO 26 Ltd. (Cayman) 4.140% (USD LIBOR + 1.400%) due 10/18/30 § ~	1,755,000	1,686,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 32 Ltd. (Cayman) 3.728% (USD LIBOR + 0.990%) due 01/20/32 § ~	$ 3,755,000	$ 3,674,285
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman) 3.800% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,060,530
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	353,623	348,325
OCP CLO Ltd. (Cayman)
3.830% (USD LIBOR + 1.120%) due 07/20/29 § ~	3,997,207	3,952,755
4.062% (USD LIBOR + 1.550%) due 07/15/30 § ~	2,710,000	2,616,077
Octane Receivables Trust
1.210% due 09/20/28 ~	917,490	877,901
4.900% due 05/22/28 ~	1,290,000	1,238,772
Palmer Square CLO Ltd. (Cayman) 3.985% (USD LIBOR + 1.080%) due 11/15/31 § ~	4,505,000	4,415,780
Progress Residential Trust
1.090% due 03/16/26	2,730,000	2,581,175
4.451% due 07/20/39 ~	1,630,000	1,549,774
Santander Bank Auto Credit-Linked Notes 5.916% due 08/16/32 ~	955,000	956,382
Santander Bank NA - SBCLN 1.833% due 12/15/31 ~	341,048	328,895
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,735,013
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	1,493,406	1,476,264
3.760% due 07/16/29	3,340,000	3,196,289
4.740% due 10/16/28	990,000	964,694
5.000% due 11/15/29	3,095,000	3,048,819
Santander Retail Auto Lease Trust
1.110% due 03/20/26 ~	1,290,000	1,193,644
2.520% due 11/20/24 ~	1,245,000	1,224,572
3.850% due 03/22/27 ~	990,000	951,556
Sierra Timeshare Receivables Funding LLC 3.510% due 07/20/37 ~	425,087	398,561
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	1,498,193	1,343,130
1.310% due 07/17/51 ~	2,546,060	2,267,780
1.600% due 09/15/54 ~	4,508,744	3,985,604
3.538% (USD LIBOR + 0.720%) due 01/15/37 § ~	2,013,278	1,985,078
4.318% (USD LIBOR + 1.500%) due 04/15/32 § ~	1,167,989	1,167,302
Symphony CLO XXIII Ltd. (Cayman) 3.532% (USD LIBOR + 1.020%) due 01/15/34 § ~	3,645,000	3,569,918
Symphony CLO XXVI Ltd. (Cayman) 3.790% (USD LIBOR + 1.080%) due 04/20/33 § ~	1,110,000	1,080,592
Symphony Static CLO I Ltd. (Cayman) 4.233% (USD LIBOR + 1.450%) due 10/25/29 § ~	2,825,000	2,741,142
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,008,317
World Omni Auto Receivables Trust
1.640% due 08/17/26	825,000	791,524
2.550% due 09/15/28	1,105,000	1,035,346
World Omni Select Auto Trust
0.840% due 06/15/26	1,200,000	1,161,318
1.250% due 10/15/26	1,375,000	1,309,163

Total Asset-Backed Securities (Cost $178,592,984)		171,635,160

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 15.2%
U.S. Treasury Notes - 15.2%
0.125% due 04/30/23 ‡	$1,690,000	$1,652,220
1.750% due 03/15/25	58,565,000	55,156,334
2.250% due 03/31/24	14,540,000	14,106,072
2.500% due 04/30/24 ‡	20,130,000	19,571,707
2.500% due 05/31/24	7,560,000	7,342,207
2.750% due 05/15/25	57,850,000	55,678,365
3.000% due 06/30/24	9,265,000	9,064,318
3.000% due 07/31/24	3,100,000	3,031,219
3.250% due 08/31/24	15,380,000	15,103,641

		180,706,083

Total U.S. Treasury Obligations (Cost $186,651,804)		180,706,083

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%
Korea Hydro & Nuclear Power Co. Ltd. (South Korea)
1.250% due 04/27/26 ~	1,790,000	1,576,639
4.250% due 07/27/27 ~	1,480,000	1,427,304

Total Foreign Government Bonds & Notes (Cost $3,252,952)		3,003,943

MUNICIPAL BONDS - 0.2%
Golden State Tobacco Securitization Corp. 1.711% due 06/01/24	1,505,000	1,426,110
Long Island Power Authority 0.764% due 03/01/23	720,000	709,435

Total Municipal Bonds (Cost $2,225,000)		2,135,545

SHORT-TERM INVESTMENTS - 0.1%
Corporate Bonds & Notes - 0.0%
Pacific Gas & Electric Co. 3.803% (SOFR + 1.150%) due 11/14/22 §	350,000	349,241

Repurchase Agreement - 0.1%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $1,238,266; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $1,262,751)	1,237,987	1,237,987

Total Short-Term Investments (Cost $1,587,987)		1,587,228

TOTAL INVESTMENTS - 100.0% (Cost $1,256,034,613)		1,188,663,202

DERIVATIVES - (0.1%)		(1,671,208)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,478,765

NET ASSETS - 100.0%		$1,188,470,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/22	1,258	$262,391,980	$258,381,408	($4,010,572)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/22	404	44,925,489	43,433,156	1,492,332
U.S. Treasury 10-Year Notes	12/22	203	23,466,528	22,748,688	717,840
U.S. Treasury Ultra 10-Year Notes	12/22	99	11,859,145	11,729,953	129,192

					2,339,364

Total Futures Contracts					($1,671,208)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$589,108,088	$-	$589,108,088	$-
	Mortgage-Backed Securities	240,487,155	-	240,487,155	-
	Asset-Backed Securities	171,635,160	-	171,635,160	-
	U.S. Treasury Obligations	180,706,083	-	180,706,083	-
	Foreign Government Bonds & Notes	3,003,943	-	3,003,943	-
	Municipal Bonds	2,135,545	-	2,135,545	-
	Short-Term Investments	1,587,228	-	1,587,228	-
	Derivatives:
	Interest Rate Contracts
	Futures	2,339,364	2,339,364	-	-

	Total Assets	1,191,002,566	2,339,364	1,188,663,202	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(4,010,572)	(4,010,572)	-	-

	Total Liabilities	(4,010,572)	(4,010,572)	-	-

	Total	$1,186,991,994	($1,671,208)	$1,188,663,202	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 30.5%
Azerbaijan - 1.7%
International Bank of Azerbaijan OJSC 3.500% due 09/01/24 ~	$1,850,000	$1,776,000
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/26 ~	1,020,000	1,010,578
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	950,000	939,142

		3,725,720

Brazil - 1.2%
CSN Inova Ventures 6.750% due 01/28/28 ~	1,800,000	1,562,678
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	1,500,000	1,131,195

		2,693,873

Chile - 0.3%
Alfa Desarrollo SpA 4.550% due 09/27/51 ~	1,006,318	666,459

China - 2.6%
Country Garden Holdings Co. Ltd.
2.700% due 07/12/26 ~	200,000	63,150
3.125% due 10/22/25 ~	700,000	227,169
5.400% due 05/27/25 ~	250,000	83,873
Kaisa Group Holdings Ltd.
9.950% due 07/23/25 ~	500,000	55,265
10.875% due 07/23/23 ~	500,000	54,500
Logan Group Co. Ltd.
4.250% due 07/12/25 ~	450,000	74,250
4.850% due 12/14/26 ~	375,000	63,442
5.250% due 10/19/25 ~	200,000	34,152
5.750% due 01/14/25 ~	200,000	32,800
Powerlong Real Estate Holdings Ltd.
4.900% due 05/13/26 ~	400,000	51,326
6.250% due 08/10/24 ~	300,000	45,368
6.950% due 07/23/23 ~	300,000	50,050
Prosus NV 3.257% due 01/19/27 ~	3,300,000	2,766,736
Sunac China Holdings Ltd.
5.950% due 04/26/24 * Y ~	325,000	47,905
6.800% due 10/20/24 * Y ~	1,025,000	151,833
7.000% due 07/09/25 * Y ~	200,000	29,152
Tencent Holdings Ltd.
3.680% due 04/22/41 ~	600,000	432,051
3.925% due 01/19/38 ~	1,875,000	1,457,747

		5,720,769

Colombia - 0.1%
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 1,198,000,000	197,618

Czech Republic - 0.7%
Energo-Pro AS 8.500% due 02/04/27 ~	$1,725,000	1,609,761

Ghana - 1.0%
Kosmos Energy Ltd.
7.125% due 04/04/26 ~	1,400,000	1,150,569
7.500% due 03/01/28 ~	1,350,000	1,062,227

		2,212,796

	Principal Amount	Value
Hong Kong - 0.5%
Melco Resorts Finance Ltd.
5.250% due 04/26/26 ~	$350,000	$246,315
5.625% due 07/17/27 ~	425,000	288,967
5.750% due 07/21/28 ~	1,050,000	677,250

		1,212,532

India - 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/30 ~	1,950,000	1,476,347

Israel - 5.1%
Bank Hapoalim BM 3.255% due 01/21/32 ~	3,175,000	2,653,884
Bank Leumi Le-Israel BM 5.125% due 07/27/27 ~	425,000	418,042
Energean Israel Finance Ltd. 5.375% due 03/30/28 ~	2,500,000	2,131,250
ICL Group Ltd. 6.375% due 05/31/38 ~	1,725,000	1,653,190
Leviathan Bond Ltd.
5.750% due 06/30/23 ~	1,150,000	1,137,350
6.125% due 06/30/25 ~	1,650,000	1,559,250
6.500% due 06/30/27 ~	2,100,000	1,937,250

		11,490,216

Macau - 0.2%
Studio City Finance Ltd. 5.000% due 01/15/29 ~	1,200,000	534,952

Malaysia - 2.4%
1MDB Global Investments Ltd. 4.400% due 03/09/23 ~	5,700,000	5,460,805

Mexico - 4.4%
Banco Mercantil del Norte SA 5.875% due 01/24/27 ~	2,200,000	1,802,900
Cemex SAB de CV 5.125% due 06/08/26 ~	1,650,000	1,324,125
Comision Federal de Electricidad 5.000% due 09/29/36 ~	1,944,800	1,629,183
Petroleos Mexicanos
5.350% due 02/12/28	1,650,000	1,257,960
5.950% due 01/28/31	950,000	643,164
6.625% due 06/15/35	500,000	319,865
6.700% due 02/16/32	1,500,000	1,054,725
6.840% due 01/23/30	2,300,000	1,718,227

		9,750,149

Nigeria - 0.5%
IHS Holding Ltd. 5.625% due 11/29/26 ~	1,275,000	1,015,219

Qatar - 0.7%
QIB Sukuk Ltd. 3.982% due 03/26/24 ~	1,600,000	1,579,983

Saudi Arabia - 0.6%
SA Global Sukuk Ltd. 0.946% due 06/17/24 ~	1,400,000	1,308,210

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
South Africa - 2.8%
Absa Group Ltd. 6.375% due 05/27/26 ~	$525,000	$450,617
Sasol Financing USA LLC
4.375% due 09/18/26	1,900,000	1,660,496
5.500% due 03/18/31	1,700,000	1,286,254
Stillwater Mining Co.
4.000% due 11/16/26 ~	2,750,000	2,279,475
4.500% due 11/16/29 ~	950,000	707,978

		6,384,820

Supranational - 0.9%
Africa Finance Corp. 2.875% due 04/28/28 ~	2,500,000	2,033,250

Ukraine - 0.1%
NPC Ukrenergo 6.875% due 11/09/26 ~	1,375,000	231,107

United Arab Emirates - 1.8%
Galaxy Pipeline Assets Bidco Ltd. 2.160% due 03/31/34 ~	4,854,465	4,001,356

United Kingdom - 1.1%
Standard Chartered PLC 7.750% due 08/15/27 ~	2,700,000	2,449,440

Venezuela - 1.1%
Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	1,432,000	34,010
8.500% due 10/27/22 * Y ~	13,068,500	2,352,330
9.000% due 11/17/22 * Y ~	1,780,581	42,289
9.750% due 05/17/35 * Y ~	2,733,498	64,920
12.750% due 02/17/23 * Y ~	1,152,000	27,360

		2,520,909

Total Corporate Bonds & Notes (Cost $93,752,353)		68,276,291

CONVERTIBLE CORPORATE BONDS & NOTES - 0.9%
United Arab Emirates - 0.9%
Abu Dhabi National Oil Co. 0.700% due 06/04/24 ~	2,200,000	2,057,000

Total Convertible Corporate Bonds & Notes (Cost $2,084,342)		2,057,000

FOREIGN GOVERNMENT BONDS & NOTES - 56.9%
Angola - 2.0%
Angolan Government
8.000% due 11/26/29 ~	1,000,000	755,105
8.750% due 04/14/32 ~	4,775,000	3,553,316
9.125% due 11/26/49 ~	375,000	253,729

		4,562,150

Argentina - 1.2%
Argentine Republic Government
0.500% due 07/09/30 §	3,825,000	772,579
1.500% due 07/09/35 §	8,050,000	1,466,261
3.500% due 07/09/41 §	1,150,000	247,433
3.875% due 01/09/38 §	1,100,000	259,695

		2,745,968

	Principal Amount	Value
Bahamas - 0.9%
Bahamas Government
6.000% due 11/21/28 ~	$2,675,000	$1,631,793
9.000% due 06/16/29 ~	450,000	314,419

		1,946,212

Brazil - 5.7%
Brazil Notas do Tesouro Nacional Class F 10.000% due 01/01/27	BRL 66,300,000	11,596,832
Brazilian Government
4.750% due 01/14/50	$700,000	478,709
5.000% due 01/27/45	1,075,000	783,920

		12,859,461

Colombia - 2.0%
Colombia Government
3.000% due 01/30/30	1,200,000	862,296
4.500% due 03/15/29	500,000	411,850
5.625% due 02/26/44	2,750,000	1,830,462
6.125% due 01/18/41	1,850,000	1,365,900

		4,470,508

Czech Republic - 2.5%
Czech Republic Government
1.000% due 06/26/26 ~	CZK 68,800,000	2,340,102
1.250% due 02/14/25	45,800,000	1,639,654
2.400% due 09/17/25 ~	45,900,000	1,673,423

		5,653,179

Dominican Republic - 1.7%
Dominican Republic
4.500% due 01/30/30 ~	$1,600,000	1,265,386
4.875% due 09/23/32 ~	1,950,000	1,473,345
6.000% due 02/22/33 ~	1,425,000	1,163,379

		3,902,110

El Salvador - 1.1%
El Salvador Government
6.375% due 01/18/27 ~	1,550,000	586,066
7.125% due 01/20/50 ~	575,000	186,875
7.650% due 06/15/35 ~	1,330,000	453,949
7.625% due 09/21/34 ~	500,000	164,022
7.625% due 02/01/41 ~	1,925,000	636,987
8.625% due 02/28/29 ~	1,400,000	517,647

		2,545,546

Indonesia - 4.1%
Indonesia Treasury
7.000% due 02/15/33	IDR 71,700,000,000	4,583,149
8.375% due 03/15/34	67,400,000,000	4,704,611

		9,287,760

Iraq - 2.1%
Iraq Government 5.800% due 01/15/28 ~	$5,792,188	4,774,749

Ivory Coast - 2.2%
Ivory Coast Government
4.875% due 01/30/32 ~	EUR 6,575,000	4,338,341
5.875% due 10/17/31 ~	686,000	488,211

		4,826,552

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Malaysia - 2.0%
Malaysia Government 3.899% due 11/16/27	MYR 21,100,000	$4,509,380

Mexico - 6.2%
Mexican Bonos 7.750% due 11/23/34	MXN 231,800,000	9,934,269
Mexico Government
4.350% due 01/15/47	$950,000	673,450
4.400% due 02/12/52	475,000	328,874
4.875% due 05/19/33	3,225,000	2,841,176

		13,777,769

Nigeria - 1.0%
Nigeria Government
7.143% due 02/23/30 ~	2,375,000	1,557,525
8.375% due 03/24/29 ~	825,000	592,664

		2,150,189

Oman - 1.9%
Oman Government
6.500% due 03/08/47 ~	1,750,000	1,375,746
6.750% due 01/17/48 ~	3,225,000	2,596,557
7.000% due 01/25/51 ~	275,000	227,751

		4,200,054

Poland - 2.6%
Republic of Poland Government
2.500% due 07/25/26	PLN 14,800,000	2,514,588
4.000% due 01/22/24	1,000,000	987,765
7.263% due 07/25/24	13,200,000	2,344,066

		5,846,419

Romania - 2.5%
Romanian Government
1.375% due 12/02/29 ~	EUR 650,000	422,259
2.000% due 04/14/33 ~	3,125,000	1,823,810
2.750% due 04/14/41 ~	1,075,000	543,387
2.875% due 04/13/42 ~	975,000	494,393
4.850% due 07/25/29	RON 7,500,000	1,204,498
5.000% due 02/12/29	6,150,000	1,007,368

		5,495,715

Saudi Arabia - 1.6%
Saudi Government
4.500% due 10/26/46 ~	$3,625,000	3,069,802
4.625% due 10/04/47 ~	475,000	405,094

		3,474,896

Senegal - 1.5%
Senegal Government
4.750% due 03/13/28 ~	EUR 1,450,000	1,151,708
5.375% due 06/08/37 ~	1,200,000	710,646
6.250% due 07/30/24 ~	$400,000	376,356
6.250% due 05/23/33 ~	925,000	697,944
6.750% due 03/13/48 ~	600,000	375,816

		3,312,470

South Africa - 5.7%
Republic of South Africa Government
5.000% due 10/12/46	1,825,000	1,116,991
5.375% due 07/24/44	750,000	490,012
5.750% due 09/30/49	2,400,000	1,550,280
7.300% due 04/20/52	1,825,000	1,396,682
8.750% due 01/31/44	ZAR 1,000	42
8.750% due 02/28/48	2,000	84
8.875% due 02/28/35	179,890,000	8,131,823

		12,685,914

	Principal Amount	Value
South Korea - 1.6%
Korea Development Bank 3.310% (USD LIBOR + 0.350%) due 02/18/23 §	$2,400,000	$2,400,104
Korea Government 3.875% due 09/11/23	1,300,000	1,292,774

		3,692,878

Sri Lanka - 0.9%
Sri Lanka Government
5.750% due 04/18/23 * Y ~	200,000	52,096
6.200% due 05/11/27 Y ~	800,000	204,327
6.350% due 06/28/24 * Y ~	400,000	103,017
6.825% due 07/18/26 Y ~	2,064,000	543,482
6.850% due 11/03/25 * Y ~	4,450,000	1,199,362

		2,102,284

Tunisia - 1.5%
Tunisian Republic
5.625% due 02/17/24 ~	EUR 600,000	394,215
5.750% due 01/30/25 ~	$1,300,000	781,450
6.375% due 07/15/26 ~	EUR 3,850,000	2,186,675

		3,362,340

Ukraine - 0.8%
State Agency of Roads of Ukraine 6.250% due 06/24/28 ~	$3,600,000	619,592
Ukraine Government
6.876% due 05/21/29 ~	1,100,000	206,054
6.880% due 08/01/41 § ~	525,000	149,787
7.750% due 09/01/26 ~	800,000	169,200
7.750% due 09/01/27 ~	600,000	118,339
7.750% due 09/01/28 ~	2,450,000	500,823

		1,763,795

Uzbekistan - 0.7%
Republic of Uzbekistan 4.750% due 02/20/24 ~	1,775,000	1,676,479

Venezuela - 0.6%
Venezuela Government
7.750% due 10/13/22 * Y ~	913,000	63,910
8.250% due 10/13/24 * Y ~	1,784,900	133,868
9.000% due 05/07/23 * Y ~	816,000	61,200
9.250% due 09/15/27 * Y ~	2,467,000	198,594
9.250% due 05/07/28 * Y ~	1,282,000	103,201
11.750% due 10/21/26 * Y ~	7,749,400	600,578
12.750% due 08/23/23 * Y ~	1,624,000	121,800

		1,283,151

Zambia - 0.3%
Zambia Government 8.500% due 04/14/24 * Y ~	1,250,000	605,356

Total Foreign Government Bonds & Notes (Cost $164,196,053)		127,513,284

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 8.0%
Repurchase Agreement - 8.0%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $17,962,223; collateralized by U.S. Treasury Notes: 1.750% - 2.250% due 11/15/24 -12/31/24 and value $18,317,363)	$17,958,182	$17,958,182

Total Short-Term Investment (Cost $17,958,182)		17,958,182

TOTAL INVESTMENTS - 96.3% (Cost $277,990,930)		215,804,757

DERIVATIVES - 0.8%		1,828,621

OTHER ASSETS & LIABILITIES, NET - 2.9%		6,426,604

NET ASSETS - 100.0%		$224,059,982

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $6,740,590 or 3.0% of the Fund’s net assets were in default as of September 30, 2022.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	12/22	73	$10,377,226	$9,908,081	($469,145)

Short Futures Outstanding
Euro-Schatz	12/22	433	46,006,664	45,476,721	529,943

Total Futures Contracts					$60,798

(c)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	12,200,000	USD	2,265,763	10/22	CIT	$-	($13,667)
BRL	12,100,000	USD	2,230,826	10/22	CIT	2,811	-
BRL	12,100,000	USD	2,253,246	10/22	JPM	-	(19,610)
CZK	142,400,000	EUR	5,777,421	10/22	JPM	-	(4,917)
EUR	275,000	USD	265,269	10/22	CIT	4,429	-
EUR	225,000	USD	223,358	10/22	JPM	-	(2,697)
EUR	6,625,000	USD	6,444,234	10/22	JPM	55,753	-
IDR	74,800,000,000	USD	5,030,088	10/22	CIT	-	(149,301)
MXN	126,700,000	USD	6,228,513	10/22	JPM	42,952	-
THB	170,000,000	USD	4,578,237	10/22	CIT	-	(67,729)
USD	9,948,296	BRL	52,050,000	10/22	CIT	339,967	-
USD	2,332,469	CNH	16,700,000	10/22	JPM	-	(6,987)
USD	7,002,027	CNH	49,900,000	10/22	JPM	11,676	-
USD	5,590,808	CZK	142,400,000	10/22	JPM	-	(73,037)
USD	72,690	EUR	75,000	10/22	JPM	-	(864)
USD	22,832,254	EUR	22,647,756	10/22	JPM	617,312	-
USD	186,982	IDR	2,800,000,000	10/22	CIT	4,279	-
USD	4,773,270	IDR	72,000,000,000	10/22	JPM	75,185	-
USD	6,292,975	MXN	126,700,000	10/22	JPM	21,510	-
USD	4,735,713	PLN	22,700,000	10/22	JPM	168,571	-
USD	8,264,543	ZAR	148,500,000	10/22	JPM	72,762	-

Total Forward Foreign Currency Contracts						$1,417,207	($338,809)

(d)	Swap agreements outstanding as of September 30, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/27	GSC	3.250%	$10,300,000	$900,025	$672,057	$227,968
Turkey Government	Q	1.000%	06/20/27	GSC	7.675%	10,200,000	2,381,375	2,254,797	126,578

							3,281,400	2,926,854	354,546

				Exchange
South Africa Government	Q	1.000%	12/20/27	ICE	3.402%	10,300,000	1,071,546	855,537	216,009
Turkey Government	Q	1.000%	12/20/27	ICE	7.700%	10,200,000	2,562,724	2,508,531	54,193

							3,634,270	3,364,068	270,202

Total Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection							$6,915,670	$6,290,922	$624,748

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	06/20/27	GSC	3.250%	$10,200,000	($2,381,374)	($2,329,735)	($51,639)
South Africa Government	Q	1.000%	06/20/27	GSC	7.675%	10,300,000	(926,062)	(717,449)	(208,613)

							(3,307,436)	(3,047,184)	(260,252)

				Exchange
Turkey Government	Q	1.000%	12/20/27	ICE	7.688%	2,000,000	(485,123)	(499,674)	14,551
Turkey Government	Q	1.000%	12/20/27	ICE	7.700%	2,600,000	(653,243)	(674,084)	20,841
South Africa Government	Q	1.000%	12/20/27	ICE	3.402%	5,150,000	(535,773)	(489,524)	(46,249)
South Africa Government	Q	1.000%	12/20/27	ICE	3.402%	5,150,000	(535,773)	(535,156)	(617)

							(2,209,912)	(2,198,438)	(11,474)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($5,517,348)	($5,245,622)	($271,726)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Xov CDSI S37 5Y	Q	5.000%	06/20/27	ICE	EUR 11,300,000	$390,263	$91,010	$299,253

Credit Default Swaps on Credit Indices – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Xov CDSI S37 5Y	Q	5.000%	06/20/27	ICE	EUR 5,700,000	($196,987)	($210,830)	$13,843

Total Credit Default Swaps						$1,591,598	$925,480	$666,118

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.770%	Brazil CETIP Interbank	Z/Z	LCH	01/02/25	BRL 85,052,592	$28,756	$-	$28,756
5.870%	1-Day INR OIS	S/S	LCH	06/15/24	INR 530,000,000	(103,473)	(26,058)	(77,415)
6.678%	1-Day INR OIS	S/S	LCH	09/21/27	1,190,000,000	(148,321)	189,683	(338,004)

						($223,038)	$163,625	($386,663)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.870%	1-Day INR OIS	S/S	LCH	06/15/24	INR 1,170,000,000	$228,423	$9,898	$218,525
6.678%	1-Day INR OIS	S/S	LCH	09/21/27	1,536,000,000	191,445	-	191,445

						$419,868	$9,898	$409,970

Total Interest Rate Swaps						$196,830	$173,523	$23,307

Total Swap Agreements						$1,788,428	$1,099,003	$689,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$68,276,291	$-	$68,276,291	$-
	Convertible Corporate Bonds & Notes	2,057,000	-	2,057,000	-
	Foreign Government Bonds & Notes	127,513,284	-	127,513,284	-
	Short-Term Investment	17,958,182	-	17,958,182	-
	Derivatives:
	Credit Contracts
	Swaps	973,236	-	973,236	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,417,207	-	1,417,207	-
	Interest Rate Contracts
	Futures	529,943	529,943	-	-
	Swaps	438,726	-	438,726	-

	Total Interest Rate Contracts	968,669	529,943	438,726	-

	Total Asset - Derivatives	3,359,112	529,943	2,829,169	-

	Total Assets	219,163,869	529,943	218,633,926	-

Liabilities	Derivatives:
	Credit Contracts		-		-
	Swaps	(307,118)		(307,118)
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(338,809)	-	(338,809)	-
	Interest Rate Contracts
	Futures	(469,145)	(469,145)	-	-
	Swaps	(415,419)	-	(415,419)	-

	Total Interest Rate Contracts	(884,564)	(469,145)	(415,419)	-

	Total Liabilities - Derivatives	(1,530,491)	(469,145)	(1,061,346)	-

	Total Liabilities	(1,530,491)	(469,145)	(1,061,346)	-

	Total	$217,633,378	$60,798	$217,572,580	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Consumer Discretionary - 0.3%
Dr Ing hc F Porsche AG * (Germany)	39,705	$3,210,313

Total Preferred Stocks (Cost $3,210,641)		3,210,313

COMMON STOCKS - 95.8%
Basic Materials - 3.3%
Air Products & Chemicals, Inc.	25,503	5,935,313
Linde PLC (United Kingdom)	43,469	11,718,808
Nutrien Ltd. (Canada)	83,200	6,937,216
RPM International, Inc.	64,294	5,356,333
Sherwin-Williams Co.	53,573	10,969,072

		40,916,742

Communications - 1.1%
Comcast Corp. Class A	115,045	3,374,270
Walt Disney Co. *	107,766	10,165,567

		13,539,837

Consumer, Cyclical - 10.1%
Costco Wholesale Corp.	14,283	6,745,432
Cummins, Inc.	30,963	6,301,280
Dollar General Corp.	87,829	21,066,664
Hilton Worldwide Holdings, Inc.	108,111	13,040,349
Home Depot, Inc.	52,031	14,357,434
Las Vegas Sands Corp. *	136,327	5,114,989
Marriott International, Inc. Class A	21,527	3,016,794
McDonald’s Corp.	58,557	13,511,442
NIKE, Inc. Class B	47,471	3,945,790
Ross Stores, Inc.	175,316	14,773,879
Tractor Supply Co.	24,245	4,506,661
Walmart, Inc.	78,040	10,121,788
Yum! Brands, Inc.	63,035	6,703,142

		123,205,644

Consumer, Non-Cyclical - 27.2%
AbbVie, Inc.	137,586	18,465,417
AstraZeneca PLC ADR (United Kingdom)	256,144	14,046,937
Automatic Data Processing, Inc.	40,896	9,250,266
Avery Dennison Corp.	65,018	10,578,429
Becton Dickinson & Co.	73,645	16,410,315
Cigna Corp.	39,632	10,996,691
Coca-Cola Co.	292,154	16,366,467
Colgate-Palmolive Co.	47,158	3,312,849
Constellation Brands, Inc. Class A	16,200	3,720,816
Danaher Corp.	118,099	30,503,791
Diageo PLC (United Kingdom)	131,066	5,517,026
Elevance Health, Inc.	15,800	7,176,992
Eli Lilly & Co.	46,980	15,190,983
Equifax, Inc.	26,786	4,591,924
Johnson & Johnson	91,473	14,943,029
Keurig Dr Pepper, Inc.	121,647	4,357,396
McCormick & Co., Inc.	42,729	3,045,296
Medtronic PLC	51,406	4,151,034
Mondelez International, Inc. Class A	287,338	15,754,743
Nestle SA	53,988	5,839,197
PepsiCo, Inc.	96,824	15,807,486
Philip Morris International, Inc.	162,971	13,528,223
S&P Global, Inc.	19,299	5,892,950
Stryker Corp.	62,863	12,732,272
Thermo Fisher Scientific, Inc.	43,013	21,815,763
UnitedHealth Group, Inc.	73,006	36,870,950
Zoetis, Inc.	78,498	11,640,468

		332,507,710

	Shares	Value
Energy - 2.3%
EOG Resources, Inc.	124,365	$13,895,301
Exxon Mobil Corp.	77,200	6,740,332
TotalEnergies SE (France)	167,791	7,871,839

		28,507,472

Financial - 18.2%
American Express Co.	41,153	5,551,951
American Tower Corp. REIT	65,065	13,969,455
Aon PLC Class A	43,789	11,729,759
Bank of America Corp.	412,964	12,471,513
Charles Schwab Corp.	232,327	16,697,341
Chubb Ltd.	123,211	22,409,617
CME Group, Inc.	39,092	6,924,366
Crown Castle, Inc. REIT	52,370	7,570,084
Equity Residential REIT	239,771	16,117,407
Goldman Sachs Group, Inc.	23,235	6,809,017
Hartford Financial Services Group, Inc.	114,531	7,094,050
JPMorgan Chase & Co.	169,682	17,731,769
Marsh & McLennan Cos., Inc.	149,694	22,347,817
Morgan Stanley	174,031	13,750,189
Progressive Corp.	63,065	7,328,784
Visa, Inc. Class A	121,375	21,562,269
Wells Fargo & Co.	319,914	12,866,941

		222,932,329

Industrial - 13.3%
Agilent Technologies, Inc.	106,056	12,891,107
Amphenol Corp. Class A	120,711	8,082,809
Ball Corp.	152,979	7,391,945
General Electric Co.	211,472	13,092,232
Honeywell International, Inc.	99,073	16,542,219
Howmet Aerospace, Inc.	156,598	4,843,576
Illinois Tool Works, Inc.	51,420	9,289,023
JB Hunt Transport Services, Inc.	41,947	6,561,350
Northrop Grumman Corp.	28,682	13,489,718
Old Dominion Freight Line, Inc.	25,925	6,449,362
Otis Worldwide Corp.	74,016	4,722,221
Rockwell Automation, Inc.	9,739	2,094,956
Stanley Black & Decker, Inc.	30,700	2,308,947
TE Connectivity Ltd. (Switzerland)	91,350	10,081,386
Trane Technologies PLC	44,200	6,400,602
Union Pacific Corp.	66,771	13,008,326
United Parcel Service, Inc. Class B	57,713	9,322,958
Waste Connections, Inc.	121,761	16,453,564

		163,026,301

Technology - 16.3%
Accenture PLC Class A	86,204	22,180,289
Apple, Inc.	314,719	43,494,166
Applied Materials, Inc.	64,559	5,289,319
Broadridge Financial Solutions, Inc.	83,342	12,027,917
Fidelity National Information Services, Inc.	115,767	8,748,512
KLA Corp.	20,000	6,052,600
Microchip Technology, Inc.	101,949	6,221,947
Microsoft Corp.	254,115	59,183,384
QUALCOMM, Inc.	37,852	4,276,519
Roper Technologies, Inc.	43,662	15,702,602
Texas Instruments, Inc.	104,944	16,243,232

		199,420,487

Utilities - 4.0%
Ameren Corp.	140,928	11,351,750
Atmos Energy Corp.	67,784	6,903,800
CMS Energy Corp.	158,594	9,236,515
NextEra Energy, Inc.	170,719	13,386,077
WEC Energy Group, Inc.	82,956	7,418,755

		48,296,897

Total Common Stocks (Cost $920,010,397)		1,172,353,419

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.1%
Repurchase Agreement - 4.1%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $50,187,506; collateralized by U.S. Treasury Notes: 0.250% due 01/15/25 and value $51,179,850)	$50,176,217	$50,176,217

Total Short-Term Investment (Cost $50,176,217)		50,176,217

TOTAL INVESTMENTS - 100.2% (Cost $973,397,255)		1,225,739,949

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,732,695)

NET ASSETS - 100.0%		$1,223,007,254

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$3,210,313	$3,210,313	$-	$-
	Common Stocks
	Basic Materials	40,916,742	40,916,742	-	-
	Communications	13,539,837	13,539,837	-	-
	Consumer, Cyclical	123,205,644	123,205,644	-	-
	Consumer, Non-Cyclical	332,507,710	321,151,487	11,356,223	-
	Energy	28,507,472	20,635,633	7,871,839	-
	Financial	222,932,329	222,932,329	-	-
	Industrial	163,026,301	163,026,301	-	-
	Technology	199,420,487	199,420,487	-	-
	Utilities	48,296,897	48,296,897	-	-

	Total Common Stocks	1,172,353,419	1,153,125,357	19,228,062	-

	Short-Term Investment	50,176,217	-	50,176,217	-

	Total	$1,225,739,949	$1,156,335,670	$69,404,279	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Basic Materials - 2.0%
Air Products & Chemicals, Inc.	24,719	$5,752,853
Albemarle Corp.	13,079	3,458,611
Celanese Corp.	10,995	993,288
CF Industries Holdings, Inc.	21,851	2,103,159
Dow, Inc.	79,834	3,507,108
DuPont de Nemours, Inc.	55,458	2,795,083
Eastman Chemical Co.	14,195	1,008,555
Ecolab, Inc.	27,737	4,005,778
FMC Corp.	13,541	1,431,284
Freeport-McMoRan, Inc.	158,000	4,318,140
International Flavors & Fragrances, Inc.	28,039	2,546,782
International Paper Co.	38,967	1,235,254
Linde PLC (United Kingdom)	55,541	14,973,298
LyondellBasell Industries NV Class A	27,698	2,085,105
Mosaic Co.	38,082	1,840,503
Newmont Corp.	88,849	3,734,323
Nucor Corp.	29,232	3,127,532
PPG Industries, Inc.	26,137	2,893,104
Sherwin-Williams Co.	26,352	5,395,572

		67,205,332

Communications - 12.3%
Alphabet, Inc. Class A *	668,233	63,916,486
Alphabet, Inc. Class C *	597,555	57,454,913
Amazon.com, Inc. *	987,769	111,617,897
Arista Networks, Inc. *	27,185	3,068,915
AT&T, Inc.	794,792	12,192,109
Booking Holdings, Inc. *	4,442	7,299,139
CDW Corp.	15,320	2,391,146
Charter Communications, Inc. Class A *	12,544	3,805,222
Cisco Systems, Inc.	461,496	18,459,840
Comcast Corp. Class A	490,787	14,394,783
Corning, Inc.	83,702	2,429,032
DISH Network Corp. Class A *	24,949	345,045
eBay, Inc.	60,165	2,214,674
Etsy, Inc. *	14,276	1,429,456
Expedia Group, Inc. *	17,141	1,605,940
F5, Inc. *	6,322	914,983
FactSet Research Systems, Inc.	4,179	1,672,060
Fox Corp. Class A	34,199	1,049,225
Fox Corp. Class B	14,368	409,488
Interpublic Group of Cos., Inc.	45,604	1,167,462
Juniper Networks, Inc.	36,259	947,085
Lumen Technologies, Inc.	106,857	777,919
Match Group, Inc. *	30,469	1,454,895
Meta Platforms, Inc. Class A *	254,173	34,486,193
Motorola Solutions, Inc.	18,698	4,187,791
Netflix, Inc. *	49,561	11,668,642
News Corp. Class A	44,294	669,282
News Corp. Class B	11,270	173,783
NortonLifeLock, Inc.	65,904	1,327,307
Omnicom Group, Inc.	22,852	1,441,733
Paramount Global Class B	55,697	1,060,471
T-Mobile US, Inc. *	67,175	9,012,870
Twitter, Inc. *	74,160	3,251,174
VeriSign, Inc. *	10,715	1,861,195
Verizon Communications, Inc.	468,043	17,771,593
Walt Disney Co. *	203,173	19,165,309
Warner Bros Discovery, Inc. *	249,835	2,873,102

		419,968,159

Consumer, Cyclical - 9.9%
Advance Auto Parts, Inc.	6,813	1,065,145
Alaska Air Group, Inc. *	13,969	546,886

	Shares	Value
American Airlines Group, Inc. *	73,874	$ 889,443
Aptiv PLC *	29,833	2,333,239
AutoZone, Inc. *	2,170	4,647,988
Bath & Body Works, Inc.	24,448	797,005
Best Buy Co., Inc.	22,158	1,403,488
BorgWarner, Inc.	27,071	850,029
Caesars Entertainment, Inc. *	23,222	749,142
CarMax, Inc. *	17,570	1,159,971
Carnival Corp. *	108,873	765,377
Chipotle Mexican Grill, Inc. *	3,121	4,690,114
Copart, Inc. *	23,536	2,504,230
Costco Wholesale Corp.	49,367	23,314,553
Cummins, Inc.	15,678	3,190,630
Darden Restaurants, Inc.	13,788	1,741,700
Delta Air Lines, Inc. *	72,319	2,029,271
Dollar General Corp.	25,115	6,024,084
Dollar Tree, Inc. *	23,282	3,168,680
Domino’s Pizza, Inc.	3,859	1,197,062
DR Horton, Inc.	35,921	2,419,279
Fastenal Co.	63,381	2,918,061
Ford Motor Co.	442,108	4,951,610
General Motors Co.	163,370	5,242,543
Genuine Parts Co.	15,551	2,322,075
Hasbro, Inc.	15,081	1,016,761
Hilton Worldwide Holdings, Inc.	30,109	3,631,748
Home Depot, Inc.	114,540	31,606,168
Las Vegas Sands Corp. *	37,334	1,400,772
Lennar Corp. Class A	28,420	2,118,711
Live Nation Entertainment, Inc. *	16,213	1,232,837
LKQ Corp.	29,051	1,369,755
Lowe’s Cos., Inc.	71,229	13,377,519
Marriott International, Inc. Class A	31,027	4,348,124
McDonald’s Corp.	81,993	18,919,065
MGM Resorts International	35,988	1,069,563
Newell Brands, Inc.	39,580	549,766
NIKE, Inc. Class B	140,830	11,705,790
Norwegian Cruise Line Holdings Ltd. *	48,659	552,766
NVR, Inc. *	337	1,343,646
O’Reilly Automotive, Inc. *	7,032	4,945,957
PACCAR, Inc.	38,367	3,210,934
Pool Corp.	4,427	1,408,716
PulteGroup, Inc.	25,006	937,725
Ralph Lauren Corp.	4,766	404,776
Ross Stores, Inc.	39,127	3,297,232
Royal Caribbean Cruises Ltd. *	24,428	925,821
Southwest Airlines Co. *	64,603	1,992,357
Starbucks Corp.	127,874	10,774,663
Tapestry, Inc.	28,065	797,888
Target Corp.	51,677	7,668,350
Tesla, Inc. *	296,832	78,734,688
TJX Cos., Inc.	131,021	8,139,025
Tractor Supply Co.	12,539	2,330,749
Ulta Beauty, Inc. *	5,732	2,299,621
United Airlines Holdings, Inc. *	36,072	1,173,422
VF Corp.	36,418	1,089,262
Walgreens Boots Alliance, Inc.	78,687	2,470,772
Walmart, Inc.	158,856	20,603,623
Whirlpool Corp.	6,457	870,468
WW Grainger, Inc.	5,046	2,468,453
Wynn Resorts Ltd. *	12,045	759,196
Yum! Brands, Inc.	31,925	3,394,905

		335,863,199

Consumer, Non-Cyclical - 22.1%
Abbott Laboratories	195,167	18,884,359
AbbVie, Inc.	197,048	26,445,812
ABIOMED, Inc. *	5,097	1,252,129
Align Technology, Inc. *	8,140	1,685,875
Altria Group, Inc.	201,804	8,148,846
AmerisourceBergen Corp.	17,435	2,359,479

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Amgen, Inc.	59,616	$ 13,437,446
Archer-Daniels-Midland Co.	61,961	4,984,762
Automatic Data Processing, Inc.	46,457	10,508,109
Avery Dennison Corp.	8,745	1,422,812
Baxter International, Inc.	57,089	3,074,814
Becton Dickinson & Co.	31,834	7,093,570
Bio-Rad Laboratories, Inc. Class A *	2,360	984,450
Bio-Techne Corp.	4,408	1,251,872
Biogen, Inc. *	16,379	4,373,193
Boston Scientific Corp. *	159,548	6,179,294
Bristol-Myers Squibb Co.	237,967	16,917,074
Brown-Forman Corp. Class B	20,644	1,374,271
Campbell Soup Co.	22,767	1,072,781
Cardinal Health, Inc.	30,561	2,037,807
Catalent, Inc. *	19,420	1,405,231
Centene Corp. *	64,382	5,009,563
Charles River Laboratories International, Inc. *	5,633	1,108,574
Church & Dwight Co., Inc.	26,415	1,887,088
Cigna Corp.	33,654	9,337,975
Cintas Corp.	9,486	3,682,370
Clorox Co.	13,509	1,734,421
Coca-Cola Co.	433,768	24,299,683
Colgate-Palmolive Co.	93,004	6,533,531
Conagra Brands, Inc.	51,909	1,693,791
Constellation Brands, Inc. Class A	17,739	4,074,294
Cooper Cos., Inc.	5,567	1,469,131
Corteva, Inc.	80,975	4,627,721
CoStar Group, Inc. *	43,673	3,041,824
CVS Health Corp.	146,310	13,953,585
Danaher Corp.	72,964	18,845,872
DaVita, Inc. *	6,693	553,980
Dentsply Sirona, Inc.	24,679	699,650
Dexcom, Inc. *	43,219	3,480,858
Edwards Lifesciences Corp. *	68,865	5,690,315
Elevance Health, Inc.	26,547	12,058,709
Eli Lilly & Co.	87,892	28,419,878
Equifax, Inc.	13,304	2,280,705
Estee Lauder Cos., Inc. Class A	25,975	5,608,003
FleetCor Technologies, Inc. *	8,377	1,475,776
Gartner, Inc. *	8,718	2,412,183
General Mills, Inc.	66,937	5,128,044
Gilead Sciences, Inc.	139,770	8,622,411
Global Payments, Inc.	30,571	3,303,197
HCA Healthcare, Inc.	23,744	4,363,910
Henry Schein, Inc. *	15,796	1,038,903
Hershey Co.	16,544	3,647,456
Hologic, Inc. *	27,497	1,774,106
Hormel Foods Corp.	32,734	1,487,433
Humana, Inc.	14,104	6,843,120
IDEXX Laboratories, Inc. *	9,176	2,989,541
Illumina, Inc. *	17,439	3,327,187
Incyte Corp. *	21,164	1,410,369
Intuitive Surgical, Inc. *	39,526	7,408,753
IQVIA Holdings, Inc. *	20,736	3,756,119
J M Smucker Co.	11,549	1,586,948
Johnson & Johnson	293,013	47,866,604
Kellogg Co.	28,517	1,986,494
Keurig Dr Pepper, Inc.	93,714	3,356,835
Kimberly-Clark Corp.	37,975	4,273,707
Kraft Heinz Co.	87,857	2,930,031
Kroger Co.	72,469	3,170,519
Laboratory Corp. of America Holdings	10,118	2,072,268
Lamb Weston Holdings, Inc.	15,785	1,221,443
MarketAxess Holdings, Inc.	4,303	957,374
McCormick & Co., Inc.	28,263	2,014,304
McKesson Corp.	15,931	5,414,469
Medtronic PLC	147,720	11,928,390
Merck & Co., Inc.	282,325	24,313,829
Moderna, Inc. *	37,031	4,378,916
Molina Healthcare, Inc. *	6,474	2,135,384
Molson Coors Beverage Co. Class B	19,944	957,113

	Shares	Value
Mondelez International, Inc. Class A	152,387	$ 8,355,379
Monster Beverage Corp. *	42,865	3,727,540
Moody’s Corp.	17,671	4,295,997
Nielsen Holdings PLC	41,106	1,139,458
Organon & Co.	28,657	670,574
PayPal Holdings, Inc. *	128,885	11,093,132
PepsiCo, Inc.	153,806	25,110,368
PerkinElmer, Inc.	14,012	1,686,064
Pfizer, Inc.	625,477	27,370,874
Philip Morris International, Inc.	172,760	14,340,808
Procter & Gamble Co.	266,307	33,621,259
Quanta Services, Inc.	16,274	2,073,145
Quest Diagnostics, Inc.	12,931	1,586,504
Regeneron Pharmaceuticals, Inc. *	11,895	8,194,109
ResMed, Inc.	16,108	3,516,376
Robert Half International, Inc.	12,427	950,666
Rollins, Inc.	27,278	946,001
S&P Global, Inc.	37,970	11,594,139
STERIS PLC	11,101	1,845,874
Stryker Corp.	37,565	7,608,415
Sysco Corp.	57,463	4,063,209
Teleflex, Inc.	5,288	1,065,320
Thermo Fisher Scientific, Inc.	43,663	22,145,437
Tyson Foods, Inc. Class A	32,118	2,117,540
United Rentals, Inc. *	7,770	2,098,832
UnitedHealth Group, Inc.	104,245	52,647,895
Universal Health Services, Inc. Class B	7,429	655,089
Verisk Analytics, Inc.	17,816	3,038,162
Vertex Pharmaceuticals, Inc. *	28,581	8,275,343
Viatris, Inc.	136,711	1,164,778
Waters Corp. *	6,670	1,797,765
West Pharmaceutical Services, Inc.	8,074	1,986,850
Zimmer Biomet Holdings, Inc.	23,807	2,489,022
Zoetis, Inc.	51,822	7,684,684

		755,495,251

Energy - 4.7%
APA Corp.	37,604	1,285,681
Baker Hughes Co.	112,756	2,363,366
Chevron Corp.	200,697	28,834,138
ConocoPhillips	141,875	14,519,487
Coterra Energy, Inc.	89,891	2,347,953
Devon Energy Corp.	72,223	4,342,769
Diamondback Energy, Inc.	19,810	2,386,313
Enphase Energy, Inc. *	15,241	4,228,920
EOG Resources, Inc.	65,386	7,305,578
EQT Corp.	41,200	1,678,900
Exxon Mobil Corp.	464,468	40,552,701
Halliburton Co.	100,866	2,483,321
Hess Corp.	31,002	3,378,908
Kinder Morgan, Inc.	220,958	3,676,741
Marathon Oil Corp.	74,736	1,687,539
Marathon Petroleum Corp.	54,997	5,462,852
Occidental Petroleum Corp.	82,194	5,050,821
ONEOK, Inc.	50,686	2,597,151
Phillips 66	53,827	4,344,915
Pioneer Natural Resources Co.	26,791	5,801,055
Schlumberger NV	158,400	5,686,560
SolarEdge Technologies, Inc. *	6,205	1,436,209
Valero Energy Corp.	43,455	4,643,167
Williams Cos., Inc.	137,505	3,936,768

		160,031,813

Financial - 14.7%
Aflac, Inc.	63,427	3,564,597
Alexandria Real Estate Equities, Inc. REIT	16,606	2,327,995
Allstate Corp.	30,219	3,763,172
American Express Co.	66,895	9,024,804
American International Group, Inc.	83,873	3,982,290
American Tower Corp. REIT	51,888	11,140,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Ameriprise Financial, Inc.	12,318	$ 3,103,520
Aon PLC Class A	23,658	6,337,268
Arthur J Gallagher & Co.	23,743	4,065,276
Assurant, Inc.	5,817	845,036
AvalonBay Communities, Inc. REIT	15,396	2,835,789
Bank of America Corp.	779,084	23,528,337
Bank of New York Mellon Corp.	81,717	3,147,739
Berkshire Hathaway, Inc. Class B *	201,142	53,708,937
BlackRock, Inc.	16,629	9,150,606
Boston Properties, Inc. REIT	15,602	1,169,682
Brown & Brown, Inc.	26,420	1,597,882
Camden Property Trust REIT	12,249	1,463,143
Capital One Financial Corp.	42,972	3,960,729
Cboe Global Markets, Inc.	11,891	1,395,647
CBRE Group, Inc. Class A *	36,618	2,472,081
Charles Schwab Corp.	170,173	12,230,334
Chubb Ltd.	46,647	8,484,156
Cincinnati Financial Corp.	17,742	1,589,151
Citigroup, Inc.	216,145	9,006,762
Citizens Financial Group, Inc.	54,949	1,888,048
CME Group, Inc.	40,152	7,112,124
Comerica, Inc.	13,949	991,774
Crown Castle, Inc. REIT	48,354	6,989,571
Digital Realty Trust, Inc. REIT	32,329	3,206,390
Discover Financial Services	30,130	2,739,420
Duke Realty Corp. REIT	42,333	2,040,451
Equinix, Inc. REIT	10,197	5,800,461
Equity Residential REIT	37,451	2,517,456
Essex Property Trust, Inc. REIT	7,361	1,783,055
Everest Re Group Ltd.	4,353	1,142,401
Extra Space Storage, Inc. REIT	14,786	2,553,690
Federal Realty Investment Trust REIT	8,328	750,519
Fifth Third Bancorp	77,136	2,465,267
First Republic Bank	20,463	2,671,445
Franklin Resources, Inc.	31,577	679,537
Globe Life, Inc.	10,410	1,037,877
Goldman Sachs Group, Inc.	38,156	11,181,616
Hartford Financial Services Group, Inc.	36,853	2,282,675
Healthpeak Properties, Inc. REIT	61,010	1,398,349
Host Hotels & Resorts, Inc. REIT	77,159	1,225,285
Huntington Bancshares, Inc.	158,842	2,093,538
Intercontinental Exchange, Inc.	62,238	5,623,203
Invesco Ltd.	50,174	687,384
Invitation Homes, Inc. REIT	63,956	2,159,794
Iron Mountain, Inc. REIT	31,320	1,377,140
JPMorgan Chase & Co.	326,824	34,153,108
KeyCorp	103,882	1,664,190
Kimco Realty Corp. REIT	68,125	1,254,181
Lincoln National Corp.	18,100	794,771
Loews Corp.	22,736	1,133,162
M&T Bank Corp.	19,815	3,493,781
Marsh & McLennan Cos., Inc.	55,267	8,250,810
Mastercard, Inc. Class A	95,089	27,037,606
MetLife, Inc.	73,900	4,491,642
Mid-America Apartment Communities, Inc. REIT	12,989	2,014,204
Morgan Stanley	149,241	11,791,531
Nasdaq, Inc.	37,023	2,098,464
Northern Trust Corp.	23,614	2,020,414
PNC Financial Services Group, Inc.	45,984	6,870,929
Principal Financial Group, Inc.	25,167	1,815,799
Progressive Corp.	65,265	7,584,446
Prologis, Inc. REIT	82,512	8,383,219
Prudential Financial, Inc.	41,373	3,548,976
Public Storage REIT	17,607	5,155,506
Raymond James Financial, Inc.	21,934	2,167,518
Realty Income Corp. REIT	68,827	4,005,731
Regency Centers Corp. REIT	17,121	921,966
Regions Financial Corp.	102,573	2,058,640
SBA Communications Corp. REIT	12,031	3,424,624
Signature Bank	7,157	1,080,707

	Shares	Value
Simon Property Group, Inc. REIT	36,527	$ 3,278,298
State Street Corp.	40,333	2,452,650
SVB Financial Group *	6,454	2,167,124
Synchrony Financial	54,639	1,540,273
T Rowe Price Group, Inc.	25,299	2,656,648
Travelers Cos., Inc.	26,406	4,045,399
Truist Financial Corp.	147,851	6,437,433
UDR, Inc. REIT	34,128	1,423,479
US Bancorp	151,327	6,101,505
Ventas, Inc. REIT	43,359	1,741,731
VICI Properties, Inc. REIT	107,884	3,220,337
Visa, Inc. Class A	182,217	32,370,850
Vornado Realty Trust REIT	18,125	419,775
W R Berkley Corp.	22,165	1,431,416
Wells Fargo & Co.	422,722	17,001,879
Welltower, Inc. REIT	51,641	3,321,549
Weyerhaeuser Co. REIT	82,189	2,347,318
Willis Towers Watson PLC	12,490	2,509,741
Zions Bancorp NA	17,603	895,289

		500,872,376

Industrial - 7.5%
3M Co.	61,988	6,849,674
Agilent Technologies, Inc.	33,632	4,087,970
Allegion PLC	10,056	901,822
Amcor PLC	164,970	1,770,128
AMETEK, Inc.	25,442	2,885,377
Amphenol Corp. Class A	66,638	4,462,080
AO Smith Corp.	14,802	719,081
Ball Corp.	35,791	1,729,421
Boeing Co. *	62,207	7,532,024
Carrier Global Corp.	92,824	3,300,821
Caterpillar, Inc.	58,731	9,636,582
CH Robinson Worldwide, Inc.	13,856	1,334,471
CSX Corp.	239,644	6,384,116
Deere & Co.	31,045	10,365,615
Dover Corp.	16,269	1,896,640
Eaton Corp. PLC	44,476	5,931,319
Emerson Electric Co.	65,209	4,774,603
Expeditors International of Washington, Inc.	18,108	1,599,117
FedEx Corp.	26,899	3,993,695
Fortive Corp.	39,024	2,275,099
Fortune Brands Home & Security, Inc.	14,230	764,009
Garmin Ltd.	16,745	1,344,791
Generac Holdings, Inc. *	7,119	1,268,179
General Dynamics Corp.	25,197	5,346,047
General Electric Co.	122,812	7,603,291
Honeywell International, Inc.	75,081	12,536,275
Howmet Aerospace, Inc.	40,460	1,251,428
Huntington Ingalls Industries, Inc.	4,604	1,019,786
IDEX Corp.	8,351	1,668,947
Illinois Tool Works, Inc.	31,410	5,674,217
Ingersoll Rand, Inc.	45,835	1,982,822
Jacobs Solutions, Inc.	14,550	1,578,530
JB Hunt Transport Services, Inc.	9,458	1,479,420
Johnson Controls International PLC	76,110	3,746,134
Keysight Technologies, Inc. *	20,360	3,203,850
L3Harris Technologies, Inc.	21,128	4,391,032
Lockheed Martin Corp.	26,329	10,170,629
Martin Marietta Materials, Inc.	7,051	2,271,057
Masco Corp.	24,708	1,153,617
Mettler-Toledo International, Inc. *	2,482	2,690,786
Mohawk Industries, Inc. *	5,906	538,568
Nordson Corp.	5,993	1,272,134
Norfolk Southern Corp.	26,185	5,489,685
Northrop Grumman Corp.	16,268	7,651,166
Old Dominion Freight Line, Inc.	10,013	2,490,934
Otis Worldwide Corp.	46,555	2,970,209
Packaging Corp. of America	10,504	1,179,494
Parker-Hannifin Corp.	14,135	3,425,052

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Pentair PLC	18,808	$ 764,169
Raytheon Technologies Corp.	165,025	13,508,946
Republic Services, Inc.	22,930	3,119,397
Rockwell Automation, Inc.	12,802	2,753,838
Sealed Air Corp.	16,000	712,160
Snap-on, Inc.	5,770	1,161,790
Stanley Black & Decker, Inc.	16,912	1,271,952
TE Connectivity Ltd. (Switzerland)	35,672	3,936,762
Teledyne Technologies, Inc. *	5,153	1,738,983
Textron, Inc.	23,106	1,346,156
Trane Technologies PLC	26,237	3,799,380
TransDigm Group, Inc.	5,826	3,057,601
Trimble, Inc. *	26,766	1,452,591
Union Pacific Corp.	69,658	13,570,772
United Parcel Service, Inc. Class B	81,563	13,175,687
Vulcan Materials Co.	14,440	2,277,332
Waste Management, Inc.	41,819	6,699,822
Westinghouse Air Brake Technologies Corp.	20,186	1,642,131
Westrock Co.	27,371	845,490
Xylem, Inc.	20,402	1,782,319

		257,209,022

Technology - 22.2%
Accenture PLC Class A	70,495	18,138,363
Activision Blizzard, Inc.	79,892	5,939,171
Adobe, Inc. *	52,157	14,353,606
Advanced Micro Devices, Inc. *	179,957	11,402,076
Akamai Technologies, Inc. *	17,301	1,389,616
Analog Devices, Inc.	57,623	8,029,189
ANSYS, Inc. *	9,838	2,181,085
Apple, Inc.	1,683,566	232,668,821
Applied Materials, Inc.	97,196	7,963,268
Autodesk, Inc. *	23,952	4,474,234
Broadcom, Inc.	45,004	19,982,226
Broadridge Financial Solutions, Inc.	13,115	1,892,757
Cadence Design Systems, Inc. *	30,221	4,939,018
Ceridian HCM Holding, Inc. *	17,149	958,286
Citrix Systems, Inc.	13,886	1,444,144
Cognizant Technology Solutions Corp. Class A	58,586	3,365,180
DXC Technology Co. *	27,250	667,080
Electronic Arts, Inc.	29,135	3,371,211
EPAM Systems, Inc. *	6,284	2,276,002
Fidelity National Information Services, Inc.	67,253	5,082,309
Fiserv, Inc. *	71,616	6,701,109
Fortinet, Inc. *	73,545	3,613,266
Hewlett Packard Enterprise Co.	147,770	1,770,285
HP, Inc.	100,376	2,501,370
Intel Corp.	457,599	11,792,326
International Business Machines Corp.	100,656	11,958,939
Intuit, Inc.	31,436	12,175,792
Jack Henry & Associates, Inc.	8,352	1,522,319
KLA Corp.	15,641	4,733,436
Lam Research Corp.	15,274	5,590,284
Leidos Holdings, Inc.	15,187	1,328,407
Microchip Technology, Inc.	61,731	3,767,443
Micron Technology, Inc.	122,959	6,160,246
Microsoft Corp.	831,155	193,575,999
Monolithic Power Systems, Inc.	4,830	1,755,222
MSCI, Inc.	8,887	3,748,448
NetApp, Inc.	25,211	1,559,300
NVIDIA Corp.	279,063	33,875,458
NXP Semiconductors NV (China)	29,018	4,280,445
ON Semiconductor Corp. *	48,621	3,030,547
Oracle Corp.	169,288	10,338,418
Paychex, Inc.	35,380	3,969,990
Paycom Software, Inc. *	5,311	1,752,577
PTC, Inc. *	11,906	1,245,368
Qorvo, Inc. *	12,111	961,734
QUALCOMM, Inc.	125,154	14,139,899
Roper Technologies, Inc.	11,944	4,295,540

	Shares	Value
Salesforce, Inc. *	110,889	$ 15,950,274
Seagate Technology Holdings PLC	21,636	1,151,684
ServiceNow, Inc. *	22,512	8,500,756
Skyworks Solutions, Inc.	17,641	1,504,248
Synopsys, Inc. *	17,147	5,238,580
Take-Two Interactive Software, Inc. *	17,805	1,940,745
Teradyne, Inc.	18,041	1,355,781
Texas Instruments, Inc.	101,829	15,761,093
Tyler Technologies, Inc. *	4,596	1,597,110
Western Digital Corp. *	34,681	1,128,867
Zebra Technologies Corp. Class A *	5,848	1,532,234

		758,323,181

Utilities - 3.1%
AES Corp.	75,668	1,710,097
Alliant Energy Corp.	28,136	1,490,927
Ameren Corp.	28,270	2,277,148
American Electric Power Co., Inc.	57,438	4,965,515
American Water Works Co., Inc.	20,660	2,689,106
Atmos Energy Corp.	15,452	1,573,786
CenterPoint Energy, Inc.	71,434	2,013,010
CMS Energy Corp.	32,453	1,890,063
Consolidated Edison, Inc.	38,998	3,344,468
Constellation Energy Corp.	35,958	2,991,346
Dominion Energy, Inc.	93,170	6,438,979
DTE Energy Co.	21,893	2,518,790
Duke Energy Corp.	85,810	7,982,046
Edison International	43,214	2,445,048
Entergy Corp.	22,706	2,284,905
Evergy, Inc.	25,703	1,526,758
Eversource Energy	38,783	3,023,523
Exelon Corp.	111,532	4,177,989
FirstEnergy Corp.	59,643	2,206,791
NextEra Energy, Inc.	218,968	17,169,281
NiSource, Inc.	46,075	1,160,629
NRG Energy, Inc.	27,231	1,042,130
PG&E Corp. *	179,383	2,242,288
Pinnacle West Capital Corp.	13,040	841,210
PPL Corp.	82,560	2,092,896
Public Service Enterprise Group, Inc.	55,832	3,139,433
Sempra Energy	34,898	5,232,606
Southern Co.	118,468	8,055,824
WEC Energy Group, Inc.	34,691	3,102,416
Xcel Energy, Inc.	61,166	3,914,624

		105,543,632

Total Common Stocks (Cost $2,253,531,287)		3,360,511,965

	Principal Amount
SHORT-TERM INVESTMENT - 1.6%
Repurchase Agreement - 1.6%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $53,862,093; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $54,927,039)	$53,849,977	53,849,977

Total Short-Term Investment (Cost $53,849,977)		53,849,977

TOTAL INVESTMENTS - 100.1% (Cost $2,307,381,264)		3,414,361,942

DERIVATIVES - (0.2%)		(3,579,887)

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,731,367

NET ASSETS - 100.0%		$3,412,513,422

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/22	300	$57,602,387	$54,022,500	($3,579,887)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$67,205,332	$67,205,332	$-	$-
	Communications	419,968,159	419,968,159	-	-
	Consumer, Cyclical	335,863,199	335,863,199	-	-
	Consumer, Non-Cyclical	755,495,251	755,495,251	-	-
	Energy	160,031,813	160,031,813	-	-
	Financial	500,872,376	500,872,376	-	-
	Industrial	257,209,022	257,209,022	-	-
	Technology	758,323,181	756,879,037	1,444,144	-
	Utilities	105,543,632	105,543,632	-	-

	Total Common Stocks	3,360,511,965	3,359,067,821	1,444,144	-

	Short-Term Investment	53,849,977	-	53,849,977	-

	Total Assets	3,414,361,942	3,359,067,821	55,294,121	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(3,579,887)	(3,579,887)	-	-

	Total Liabilities	(3,579,887)	(3,579,887)	-	-

	Total	$3,410,782,055	$3,355,487,934	$55,294,121	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Basic Materials - 2.1%
Freeport-McMoRan, Inc.	266,461	$7,282,379
Sherwin-Williams Co.	50,630	10,366,493

		17,648,872

Communications - 15.5%
Alphabet, Inc. Class C *	356,372	34,265,168
Amazon.com, Inc. *	553,886	62,589,118
Booking Holdings, Inc. *	9,837	16,164,257
Match Group, Inc. *	168,716	8,056,189
Meta Platforms, Inc. Class A *	75,580	10,254,694

		131,329,426

Consumer, Cyclical - 9.9%
Caesars Entertainment, Inc. *	222,930	7,191,722
Core & Main, Inc. Class A *	1,103,373	25,090,702
LVMH Moet Hennessy Louis Vuitton SE (France)	23,038	13,582,621
NIKE, Inc. Class B	104,905	8,719,704
Rivian Automotive, Inc. Class A *	160,750	5,290,283
TJX Cos., Inc.	387,129	24,048,453

		83,923,485

Consumer, Non-Cyclical - 16.6%
AbbVie, Inc.	191,004	25,634,647
Align Technology, Inc. *	29,983	6,209,779
CoStar Group, Inc. *	402,981	28,067,627
Danaher Corp.	155,079	40,055,355
Dexcom, Inc. *	178,252	14,356,416
Horizon Therapeutics PLC *	289,906	17,942,282
Olaplex Holdings, Inc. *	816,032	7,793,105

		140,059,211

Financial - 11.2%
American Tower Corp. REIT	133,551	28,673,400
Charles Schwab Corp.	245,414	17,637,904
Mastercard, Inc. Class A	168,365	47,872,904

		94,184,208

Industrial - 9.7%
Crown Holdings, Inc.	275,730	22,342,402
Deere & Co.	113,246	37,811,707
Howmet Aerospace, Inc.	701,008	21,682,177

		81,836,286

Technology - 30.2%
Advanced Micro Devices, Inc. *	268,761	17,028,697
Apple, Inc.	323,378	44,690,840
ASML Holding NV (Netherlands)	52,907	21,974,922
Atlassian Corp. PLC Class A *	69,698	14,677,702
Microsoft Corp.	424,658	98,902,848
NVIDIA Corp.	72,980	8,859,042
Texas Instruments, Inc.	156,095	24,160,384
Workday, Inc. Class A *	163,228	24,846,566

		255,141,001

Total Common Stocks (Cost $981,970,884)		804,122,489

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.9%
Repurchase Agreement - 4.9%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $41,536,778; collateralized by U.S. Treasury Notes: 0.250% - 3.000% due 01/15/25 - 07/15/25 and value $42,358,060)	$41,527,435	$41,527,435

Total Short-Term Investment (Cost $41,527,435)		41,527,435

TOTAL INVESTMENTS - 100.1% (Cost $1,023,498,319)		845,649,924

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(505,795)

NET ASSETS - 100.0%		$845,144,129

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$17,648,872	$17,648,872	$-	$-
	Communications	131,329,426	131,329,426	-	-
	Consumer, Cyclical	83,923,485	70,340,864	13,582,621	-
	Consumer, Non-Cyclical	140,059,211	140,059,211	-	-
	Financial	94,184,208	94,184,208	-	-
	Industrial	81,836,286	81,836,286	-	-
	Technology	255,141,001	255,141,001	-	-

	Total Common Stocks	804,122,489	790,539,868	13,582,621	-

	Short-Term Investment	41,527,435	-	41,527,435	-

	Total	$845,649,924	$790,539,868	$55,110,056	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Basic Materials - 1.8%
Air Products & Chemicals, Inc.	16,196	$3,769,295
Sherwin-Williams Co.	80,962	16,576,970

		20,346,265

Communications - 15.3%
Alphabet, Inc. Class A *	675,668	64,627,644
Alphabet, Inc. Class C *	207,229	19,925,068
Amazon.com, Inc. *	724,582	81,877,766
Bumble, Inc. Class A *	54,393	1,168,906
Charter Communications, Inc. Class A *	8,868	2,690,108
Match Group, Inc. *	107,035	5,110,921
Shopify, Inc. Class A * (Canada)	18,097	487,533

		175,887,946

Consumer, Cyclical - 3.7%
Chipotle Mexican Grill, Inc. *	5,421	8,146,462
Dollar Tree, Inc. *	42,082	5,727,360
Hilton Worldwide Holdings, Inc.	104,220	12,571,016
Lululemon Athletica, Inc. *	19,044	5,323,941
LVMH Moet Hennessy Louis Vuitton SE (France)	4,026	2,373,628
NIKE, Inc. Class B	38,759	3,221,648
O’Reilly Automotive, Inc. *	8,263	5,811,781

		43,175,836

Consumer, Non-Cyclical - 23.8%
Abbott Laboratories	209,793	20,299,571
Becton Dickinson & Co.	44,579	9,933,539
Block, Inc. *	41,911	2,304,686
Boston Scientific Corp. *	503,388	19,496,217
Colgate-Palmolive Co.	195,181	13,711,465
CoStar Group, Inc. *	168,334	11,724,463
Danaher Corp.	123,192	31,819,262
Edwards Lifesciences Corp. *	128,661	10,631,258
Equifax, Inc.	51,708	8,864,302
Estee Lauder Cos., Inc. Class A	73,813	15,936,227
Gartner, Inc. *	16,589	4,590,010
ICON PLC *	49,384	9,075,791
Regeneron Pharmaceuticals, Inc. *	5,133	3,535,970
STERIS PLC	29,434	4,894,285
Thermo Fisher Scientific, Inc.	57,409	29,117,271
TransUnion	92,971	5,530,845
UnitedHealth Group, Inc.	41,567	20,992,998
Verisk Analytics, Inc.	110,296	18,808,777
Vertex Pharmaceuticals, Inc. *	65,139	18,860,346
Zoetis, Inc.	94,223	13,972,329

		274,099,612

Energy - 1.1%
EOG Resources, Inc.	57,069	6,376,319
Hess Corp.	61,455	6,697,981

		13,074,300

Financial - 12.9%
American Express Co.	39,859	5,377,378
American Tower Corp. REIT	68,336	14,671,739
Aon PLC Class A	65,953	17,666,830
Arthur J Gallagher & Co.	28,376	4,858,539
Charles Schwab Corp.	238,987	17,175,996
CME Group, Inc.	76,565	13,561,958
Equinix, Inc. REIT	5,496	3,126,345
Mastercard, Inc. Class A	132,746	37,744,997

	Shares	Value
Visa, Inc. Class A	193,681	$34,407,430

		148,591,212

Industrial - 4.0%
AMETEK, Inc.	105,136	11,923,474
Canadian Pacific Railway Ltd. (NYSE) (Canada)	147,564	9,845,470
Johnson Controls International PLC	123,520	6,079,654
Vulcan Materials Co.	115,830	18,267,549

		46,116,147

Technology - 33.6%
Adobe, Inc. *	92,823	25,544,890
Apple, Inc.	447,987	61,911,803
Applied Materials, Inc.	55,463	4,544,084
ASML Holding NV (Netherlands)	22,397	9,302,594
Atlassian Corp. PLC Class A *	17,192	3,620,463
Autodesk, Inc. *	35,789	6,685,385
Black Knight, Inc. *	47,901	3,100,632
Cadence Design Systems, Inc. *	73,808	12,062,441
Electronic Arts, Inc.	92,305	10,680,611
Intuit, Inc.	74,153	28,720,940
Lam Research Corp.	24,136	8,833,776
Microsoft Corp.	584,853	136,212,264
MSCI, Inc.	51,130	21,566,123
NVIDIA Corp.	164,484	19,966,713
Salesforce, Inc. *	73,163	10,523,766
ServiceNow, Inc. *	31,225	11,790,872
Synopsys, Inc. *	27,994	8,552,447
Take-Two Interactive Software, Inc. *	28,427	3,098,543
Veeva Systems, Inc. Class A *	7,350	1,211,868

		387,930,215

Total Common Stocks (Cost $980,919,817)		1,109,221,533

	Principal Amount
SHORT-TERM INVESTMENT - 3.9%
Repurchase Agreement - 3.9%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $44,872,695; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $45,759,910)	$44,862,601	44,862,601

Total Short-Term Investment (Cost $44,862,601)		44,862,601

TOTAL INVESTMENTS - 100.1% (Cost $1,025,782,418)		1,154,084,134

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(803,646)

NET ASSETS - 100.0%		$1,153,280,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,346,265	$20,346,265	$-	$-
	Communications	175,887,946	175,887,946	-	-
	Consumer, Cyclical	43,175,836	40,802,208	2,373,628	-
	Consumer, Non-Cyclical	274,099,612	274,099,612	-	-
	Energy	13,074,300	13,074,300	-	-
	Financial	148,591,212	148,591,212	-	-
	Industrial	46,116,147	46,116,147	-	-
	Technology	387,930,215	387,930,215	-	-

	Total Common Stocks	1,109,221,533	1,106,847,905	2,373,628	-

	Short-Term Investment	44,862,601	-	44,862,601	-

	Total	$1,154,084,134	$1,106,847,905	$47,236,229	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Basic Materials - 2.0%
Air Products & Chemicals, Inc.	912	$212,250
Celanese Corp.	883	79,770
DuPont de Nemours, Inc. ‡	4,498	226,699
Eastman Chemical Co. ‡	4,601	326,901
Freeport-McMoRan, Inc.	4,836	132,168
Linde PLC (United Kingdom)	3,338	899,892
Nucor Corp.	1,488	159,201
PPG Industries, Inc. ‡	4,202	465,119

		2,502,000

Communications - 12.1%
Alphabet, Inc. Class A * ‡	30,149	2,883,752
Alphabet, Inc. Class C *	22,109	2,125,780
Amazon.com, Inc. * ‡	38,613	4,363,269
Booking Holdings, Inc. * ‡	336	552,119
Charter Communications, Inc. Class A * ‡	1,750	530,863
Comcast Corp. Class A ‡	26,625	780,911
Corning, Inc.	3,536	102,615
Expedia Group, Inc. *	2,302	215,675
Fox Corp. Class A	1,309	40,160
Interpublic Group of Cos., Inc.	1,582	40,499
Meta Platforms, Inc. Class A * ‡	10,593	1,437,258
Motorola Solutions, Inc.	991	221,954
Netflix, Inc. * ‡	2,462	579,653
T-Mobile US, Inc. * ‡	4,731	634,758
Uber Technologies, Inc. *	4,096	108,544
Verizon Communications, Inc. ‡	3,673	139,464
Walt Disney Co. * ‡	2,335	220,261

		14,977,535

Consumer, Cyclical - 9.5%
AutoNation, Inc. *	1,753	178,578
AutoZone, Inc. *	148	317,006
Best Buy Co., Inc. ‡	5,909	374,276
Burlington Stores, Inc. *	688	76,980
Chipotle Mexican Grill, Inc. *	416	625,148
Costco Wholesale Corp. ‡	2,273	1,073,470
General Motors Co.	4,401	141,228
Home Depot, Inc. ‡	2,153	594,099
Lennar Corp. Class A ‡	6,401	477,195
Lowe’s Cos., Inc. ‡	6,847	1,285,935
Magna International, Inc. (Canada)	3,505	166,207
Marriott International, Inc. Class A	2,658	372,492
McDonald’s Corp. ‡	4,039	931,959
NIKE, Inc. Class B ‡	6,499	540,197
O’Reilly Automotive, Inc. * ‡	849	597,144
PulteGroup, Inc.	967	36,262
Rivian Automotive, Inc. Class A *	1,234	40,611
Royal Caribbean Cruises Ltd. *	846	32,063
Southwest Airlines Co. *	2,935	90,515
Target Corp.	2,294	340,407
Tesla, Inc. * ‡	10,655	2,826,239
TJX Cos., Inc. ‡	5,322	330,603
Toll Brothers, Inc.	3,064	128,688
Yum! Brands, Inc.	1,806	192,050

		11,769,352

Consumer, Non-Cyclical - 20.9%
Abbott Laboratories	6,380	617,329
AbbVie, Inc. ‡	12,050	1,617,231
Affirm Holdings, Inc. *	3,241	60,801
Altria Group, Inc. ‡	10,941	441,798
Avery Dennison Corp.	963	156,680
Baxter International, Inc.	8,709	469,067

	Shares	Value
Biogen, Inc. *	1,379	$368,193
BioMarin Pharmaceutical, Inc. *	929	78,751
Booz Allen Hamilton Holding Corp.	1,412	130,398
Boston Scientific Corp. * ‡	13,669	529,400
Bristol-Myers Squibb Co. ‡	18,643	1,325,331
Centene Corp. * ‡	9,620	748,532
Cintas Corp.	397	154,111
Coca-Cola Co. ‡	26,322	1,474,558
Colgate-Palmolive Co.	6,784	476,576
Constellation Brands, Inc. Class A ‡	2,106	483,706
Danaher Corp. ‡	2,977	768,929
Dexcom, Inc. *	676	54,445
Elevance Health, Inc. ‡	1,630	740,411
Eli Lilly & Co. ‡	4,199	1,357,747
FleetCor Technologies, Inc. *	2,447	431,088
Hershey Co.	761	167,778
Humana, Inc.	499	242,110
Intuitive Surgical, Inc. *	2,885	540,764
Johnson & Johnson ‡	7,365	1,203,146
Kimberly-Clark Corp. ‡	3,500	393,890
McKesson Corp.	990	336,471
Medtronic PLC	5,693	459,710
Merck & Co., Inc. ‡	8,946	770,430
Mondelez International, Inc. Class A ‡	7,093	388,909
Neurocrine Biosciences, Inc. *	940	99,837
PepsiCo, Inc.	3,254	531,248
Pfizer, Inc. ‡	8,803	385,219
Philip Morris International, Inc. ‡	6,109	507,108
Procter & Gamble Co. ‡	9,567	1,207,834
Regeneron Pharmaceuticals, Inc. * ‡	1,123	773,601
S&P Global, Inc. ‡	1,930	589,326
Thermo Fisher Scientific, Inc. ‡	2,835	1,437,884
UnitedHealth Group, Inc.	4,667	2,357,022
Vertex Pharmaceuticals, Inc. * ‡	2,368	685,631
Zimmer Biomet Holdings, Inc.	2,818	294,622

		25,857,622

Energy - 4.5%
Baker Hughes Co.	4,587	96,144
Chevron Corp.	1,414	203,149
ConocoPhillips ‡	13,509	1,382,511
Coterra Energy, Inc.	9,268	242,080
Diamondback Energy, Inc. ‡	5,836	703,005
EOG Resources, Inc. ‡	6,380	712,837
Exxon Mobil Corp. ‡	19,019	1,660,549
Phillips 66	3,868	312,225
Pioneer Natural Resources Co. ‡ o	1,057	228,872

		5,541,372

Financial - 15.3%
American Express Co. ‡	7,730	1,042,854
Ameriprise Financial, Inc.	838	211,134
Aon PLC Class A	1,445	387,072
Bank of America Corp. ‡	37,192	1,123,198
Berkshire Hathaway, Inc. Class B * ‡	6,576	1,755,924
Camden Property Trust REIT	3,515	419,867
Capital One Financial Corp. ‡	1,132	104,336
Citigroup, Inc. ‡	5,948	247,853
CME Group, Inc.	959	169,868
Duke Realty Corp. REIT	2,142	103,244
Equinix, Inc. REIT	592	336,753
Equity LifeStyle Properties, Inc. REIT	3,707	232,948
Fifth Third Bancorp ‡	15,112	482,980
Globe Life, Inc.	598	59,621
Host Hotels & Resorts, Inc. REIT	11,205	177,935
Intercontinental Exchange, Inc. ‡	6,070	548,425
Kimco Realty Corp. REIT	7,101	130,729
Mastercard, Inc. Class A ‡	5,554	1,579,224
Morgan Stanley ‡	7,108	561,603
Progressive Corp. ‡	7,874	915,038
Prologis, Inc. REIT	7,198	731,317

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Prudential Financial, Inc.	1,523	$130,643
Raymond James Financial, Inc.	2,432	240,330
SBA Communications Corp. REIT	1,098	312,546
State Street Corp. ‡	3,307	201,099
Sun Communities, Inc. REIT ‡	2,146	290,418
SVB Financial Group *	391	131,290
T Rowe Price Group, Inc. ‡	4,106	431,171
Travelers Cos., Inc.	6,032	924,102
Truist Financial Corp. ‡	9,332	406,315
UDR, Inc. REIT	1,697	70,782
US Bancorp ‡	23,328	940,585
Ventas, Inc. REIT	10,114	406,279
Visa, Inc. Class A ‡	9,918	1,761,933
Wells Fargo & Co. ‡	33,098	1,331,202

		18,900,618

Industrial - 7.7%
Deere & Co. ‡	3,083	1,029,383
Dover Corp.	2,153	250,997
Eaton Corp. PLC	5,614	748,683
FedEx Corp. ‡	1,933	286,992
Honeywell International, Inc. ‡	6,349	1,060,093
Ingersoll Rand, Inc.	1,603	69,346
Martin Marietta Materials, Inc.	681	219,343
Masco Corp. ‡	6,180	288,544
Norfolk Southern Corp. ‡	3,177	666,058
Northrop Grumman Corp. ‡	678	318,877
Otis Worldwide Corp.	6,612	421,846
Parker-Hannifin Corp. ‡	2,276	551,498
Raytheon Technologies Corp. ‡	10,650	871,809
Textron, Inc.	6,493	378,282
Trane Technologies PLC	5,164	747,799
Union Pacific Corp. ‡	2,117	412,434
United Parcel Service, Inc. Class B ‡	7,225	1,167,126

		9,489,110

Technology - 22.3%
Accenture PLC Class A	4,465	1,148,845
Adobe, Inc. * ‡	2,010	553,152
Advanced Micro Devices, Inc. * ‡	10,608	672,123
Analog Devices, Inc. ‡	6,809	948,766
Apple, Inc. ‡	60,551	8,368,148
Applied Materials, Inc. ‡	1,479	121,174
Fortinet, Inc. *	2,696	132,454
Intuit, Inc. ‡	2,202	852,879
Lam Research Corp. ‡	2,395	876,570
Leidos Holdings, Inc. ‡	4,281	374,459
Microchip Technology, Inc.	5,004	305,394
Micron Technology, Inc.	3,291	164,879
Microsoft Corp. ‡	34,457	8,025,035
NVIDIA Corp. ‡	8,940	1,085,227
NXP Semiconductors NV (China)	5,780	852,608
Oracle Corp. ‡	4,445	271,456
QUALCOMM, Inc.	2,574	290,811
Salesforce, Inc. * ‡	2,021	290,701
Seagate Technology Holdings PLC	7,669	408,221
Teradyne, Inc.	2,072	155,711
Texas Instruments, Inc. ‡	8,253	1,277,399
Workday, Inc. Class A * ‡	1,563	237,920
ZoomInfo Technologies, Inc. *	3,290	137,061

		27,550,993

Utilities - 2.9%
Ameren Corp.	4,805	387,043
CenterPoint Energy, Inc. ‡	13,385	377,189
Evergy, Inc. ‡	2,433	144,520
Exelon Corp. ‡	21,123	791,268
FirstEnergy Corp. ‡	9,267	342,879
NextEra Energy, Inc. ‡	12,456	976,675

	Shares	Value
Sempra Energy ‡	4,310	$646,241

		3,665,815

Total Common Stocks (Cost $139,912,398)		120,254,417

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%
Repurchase Agreement - 2.6%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $3,187,803; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $3,250,919)	$3,187,085	3,187,085

Total Short-Term Investment (Cost $3,187,085)		3,187,085

TOTAL INVESTMENTS - 99.8% (Cost $143,099,483)		123,441,502

DERIVATIVES - (0.3%)		(261,101)

OTHER ASSETS & LIABILITIES, NET - 0.5%		560,144

NET ASSETS - 100.0%		$123,740,545

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/22	18	$3,374,801	$3,241,350	($133,451)

(b)	Purchased options outstanding as of September 30, 2022 were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - S&P 500 Index	$3,390.00	12/30/22	CBOE	345	$116,955,000	$3,939,210	$3,938,175

Total Purchased Options						$3,939,210	$3,938,175

(c)	Premiums received and value of written options outstanding as of September 30, 2022 were as follows:

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	$3,835.00	12/30/22	CBOE	345	($132,307,500)	$2,964,240	($2,965,275)

Put - S&P 500 Index	2,860.00	12/30/22	CBOE	345	(98,670,000)	1,099,515	(1,100,550)

Total Written Options						$4,063,755	($4,065,825)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$120,254,417	$120,254,417	$-	$-
	Short-Term Investment	3,187,085	-	3,187,085	-
	Derivatives:
	Equity Contracts
	Purchased Options	3,938,175	-	3,938,175	-

	Total Assets	127,379,677	120,254,417	7,125,260	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(133,451)	(133,451)	-	-
	Written Options	(4,065,825)	-	(4,065,825)	-

	Total Liabilities	(4,199,276)	(133,451)	(4,065,825)	-

	Total	$123,180,401	$120,120,966	$3,059,435	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

LARGE-CAP CORE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Basic Materials - 2.1%
Eastman Chemical Co.	116,145	$8,252,102
PPG Industries, Inc.	110,844	12,269,323

		20,521,425

Communications - 13.8%
Alphabet, Inc. Class A *	632,104	60,460,748
Amazon.com, Inc. *	345,989	39,096,757
Meta Platforms, Inc. Class A *	38,426	5,213,640
Snap, Inc. Class A *	185,047	1,817,161
Uber Technologies, Inc. *	359,692	9,531,838
Verizon Communications, Inc.	478,875	18,182,884

		134,303,028

Consumer, Cyclical - 9.9%
Dollar General Corp.	71,839	17,231,303
Lowe’s Cos., Inc.	53,753	10,095,351
Marriott International, Inc. Class A	34,962	4,899,575
McDonald’s Corp.	131,516	30,346,002
NIKE, Inc. Class B	104,402	8,677,894
O’Reilly Automotive, Inc. *	9,530	6,702,925
Tesla, Inc. *	71,645	19,003,836

		96,956,886

Consumer, Non-Cyclical - 19.7%
AbbVie, Inc.	271,896	36,491,162
Boston Scientific Corp. *	531,733	20,594,019
Bristol-Myers Squibb Co.	362,179	25,747,305
Centene Corp. *	116,154	9,037,943
Coca-Cola Co.	340,988	19,102,148
Intuitive Surgical, Inc. *	43,763	8,202,937
Regeneron Pharmaceuticals, Inc. *	30,424	20,958,181
S&P Global, Inc.	49,532	15,124,596
UnitedHealth Group, Inc.	56,846	28,709,504
Vertex Pharmaceuticals, Inc. *	29,703	8,600,206

		192,568,001

Energy - 3.7%
Baker Hughes Co.	741,003	15,531,423
Pioneer Natural Resources Co.	92,374	20,001,742

		35,533,165

Financial - 14.8%
Ameriprise Financial, Inc.	44,623	11,242,765
Mastercard, Inc. Class A	90,904	25,847,643
Morgan Stanley	269,319	21,278,894
Progressive Corp.	62,175	7,225,357
Prologis, Inc. REIT	280,045	28,452,572
Truist Financial Corp.	550,734	23,978,958
US Bancorp	178,534	7,198,491
Wells Fargo & Co.	486,271	19,557,820

		144,782,500

Industrial - 11.2%
Deere & Co.	58,564	19,553,934
Eaton Corp. PLC	193,120	25,754,483
Norfolk Southern Corp.	100,838	21,140,687
Northrop Grumman Corp.	37,880	17,815,721
Trane Technologies PLC	98,569	14,273,777
Vulcan Materials Co.	65,817	10,379,999

		108,918,601

	Shares	Value
Technology - 19.6%
Advanced Micro Devices, Inc. *	220,721	$13,984,883
Apple, Inc.	343,847	47,519,655
ASML Holding NV (Netherlands)	11,291	4,689,717
Leidos Holdings, Inc.	95,798	8,379,451
Microsoft Corp.	344,682	80,276,438
NXP Semiconductors NV (China)	193,402	28,528,729
Teradyne, Inc.	104,128	7,825,219

		191,204,092

Utilities - 4.9%
NextEra Energy, Inc.	400,385	31,394,188
Xcel Energy, Inc.	263,008	16,832,512

		48,226,700

Total Common Stocks (Cost $1,061,782,319)		973,014,398

	Principal Amount
SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $5,226,074; collateralized by U.S. Treasury Notes: 0.250% - 1.750% due 12/31/24 - 01/15/25 and value $5,329,409)	$5,224,898	5,224,898

Total Short-Term Investment (Cost $5,224,898)		5,224,898

TOTAL INVESTMENTS - 100.2% (Cost $1,067,007,217)		978,239,296

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,734,832)

NET ASSETS - 100.0%		$976,504,464

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$973,014,398	$973,014,398	$-	$-
	Short-Term Investment	5,224,898	-	5,224,898	-

	Total	$978,239,296	$973,014,398	$5,224,898	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Basic Materials - 1.3%
Sherwin-Williams Co.	47,016	$9,626,526

Communications - 14.7%
Alphabet, Inc. Class A *	401,101	38,365,311
Amazon.com, Inc. *	553,377	62,531,601
Match Group, Inc. *	279,831	13,361,930

		114,258,842

Consumer, Cyclical - 11.8%
Chipotle Mexican Grill, Inc. *	7,568	11,372,888
Evolution AB ~ (Sweden)	148,272	11,720,538
LVMH Moet Hennessy Louis Vuitton SE (France)	38,232	22,540,619
NIKE, Inc. Class B	173,744	14,441,601
Tesla, Inc. *	118,707	31,487,032

		91,562,678

Consumer, Non-Cyclical - 21.0%
Adyen NV * ~ (Netherlands)	2,193	2,735,025
AstraZeneca PLC ADR (United Kingdom)	217,829	11,945,742
Cintas Corp.	20,031	7,775,834
Danaher Corp.	84,090	21,719,606
IDEXX Laboratories, Inc. *	31,997	10,424,623
Intuitive Surgical, Inc. *	69,260	12,982,094
Lonza Group AG (Switzerland)	20,731	10,093,736
S&P Global, Inc.	76,722	23,427,063
Thermo Fisher Scientific, Inc.	40,982	20,785,661
UnitedHealth Group, Inc.	54,412	27,480,236
Zoetis, Inc.	91,879	13,624,737

		162,994,357

Energy - 1.9%
Cheniere Energy, Inc.	69,216	11,483,626
EQT Corp.	83,076	3,385,347

		14,868,973

Financial - 8.7%
Blackstone, Inc.	91,843	7,687,259
Mastercard, Inc. Class A	62,710	17,830,961
Prologis, Inc. REIT	71,052	7,218,883
Visa, Inc. Class A	194,927	34,628,782

		67,365,885

Industrial - 3.1%
TransDigm Group, Inc.	33,590	17,628,704
Waste Connections, Inc.	49,283	6,659,612

		24,288,316

Technology - 33.3%
Advanced Micro Devices, Inc. *	63,892	4,048,197
Apple, Inc.	475,992	65,782,095
ASML Holding NV (Netherlands)	47,780	19,845,423
Bill.com Holdings, Inc. *	43,875	5,807,734
Cadence Design Systems, Inc. *	62,035	10,138,380
Intuit, Inc.	85,188	32,995,016
Marvell Technology, Inc.	371,923	15,959,216
Microsoft Corp.	273,308	63,653,433
MongoDB, Inc. *	7,704	1,529,706
MSCI, Inc.	19,084	8,049,440
NVIDIA Corp.	94,947	11,525,616

	Shares	Value
ServiceNow, Inc. *	50,258	$ 18,977,924

		258,312,180

Total Common Stocks (Cost $752,105,496)		743,277,757

	Principal Amount

SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $32,561,254; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $33,205,085)	$32,553,930	32,553,930

Total Short-Term Investment (Cost $32,553,930)		32,553,930

TOTAL INVESTMENTS - 100.0% (Cost $784,659,426)		775,831,687

OTHER ASSETS & LIABILITIES, NET - 0.0%		11,762

NET ASSETS - 100.0%		$775,843,449

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$9,626,526	$9,626,526	$-	$-
	Communications	114,258,842	114,258,842	-	-
	Consumer, Cyclical	91,562,678	57,301,521	34,261,157	-
	Consumer, Non-Cyclical	162,994,357	150,165,596	12,828,761	-
	Energy	14,868,973	14,868,973	-	-
	Financial	67,365,885	67,365,885	-	-
	Industrial	24,288,316	24,288,316	-	-
	Technology	258,312,180	258,312,180	-	-

	Total Common Stocks	743,277,757	696,187,839	47,089,918	-

	Short-Term Investment	32,553,930	-	32,553,930	-

	Total	$775,831,687	$696,187,839	$79,643,848	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Basic Materials - 3.5%
Air Products & Chemicals, Inc.	91,310	$21,250,576
PPG Industries, Inc.	139,788	15,473,134

		36,723,710

Communications - 10.5%
Alphabet, Inc. Class A *	189,300	18,106,545
Charter Communications, Inc. Class A *	49,091	14,891,755
Cisco Systems, Inc.	577,990	23,119,600
Comcast Corp. Class A	490,481	14,385,808
DISH Network Corp. Class A *	815,051	11,272,155
Motorola Solutions, Inc.	121,785	27,276,186

		109,052,049

Consumer, Cyclical - 1.7%
Home Depot, Inc.	63,941	17,643,880

Consumer, Non-Cyclical - 14.7%
Amgen, Inc.	58,668	13,223,767
Becton Dickinson & Co.	60,062	13,383,615
Elevance Health, Inc.	61,308	27,848,546
Haleon PLC ADR * (United Kingdom)	1,580,300	9,624,027
Johnson & Johnson	133,649	21,832,901
Merck & Co., Inc.	135,536	11,672,360
PepsiCo, Inc.	103,600	16,913,736
UnitedHealth Group, Inc.	74,087	37,416,899

		151,915,851

Energy - 10.2%
Chevron Corp.	199,620	28,679,405
ConocoPhillips	502,590	51,435,061
Enterprise Products Partners LP	1,076,697	25,603,855

		105,718,321

Financial - 24.3%
American Express Co.	222,057	29,957,710
American Tower Corp. REIT	89,993	19,321,497
Bank of America Corp.	1,304,193	39,386,629
Bank of New York Mellon Corp.	311,209	11,987,771
Berkshire Hathaway, Inc. Class B *	65,529	17,497,554
Charles Schwab Corp.	278,174	19,992,365
JPMorgan Chase & Co.	331,545	34,646,452
Marsh & McLennan Cos., Inc.	110,920	16,559,247
Progressive Corp.	147,316	17,119,592
Travelers Cos., Inc.	95,409	14,616,659
US Bancorp	240,364	9,691,476
Visa, Inc. Class A	118,600	21,069,290

		251,846,242

Industrial - 21.3%
Deere & Co.	116,012	38,735,247
Honeywell International, Inc.	75,069	12,534,271
Illinois Tool Works, Inc.	91,031	16,444,750
Martin Marietta Materials, Inc.	41,349	13,318,099
Northrop Grumman Corp.	57,759	27,165,213
Otis Worldwide Corp.	174,237	11,116,321
Raytheon Technologies Corp.	440,894	36,091,583
TE Connectivity Ltd. (Switzerland)	307,759	33,964,283
United Parcel Service, Inc. Class B	124,784	20,157,607
Vertiv Holdings Co.	1,163,782	11,311,961

		220,839,335

	Shares	Value
Technology - 4.3%
Apple, Inc.	36,362	$ 5,025,228
Intel Corp.	409,580	10,554,876
Microsoft Corp.	44,161	10,285,097
Oracle Corp.	172,356	10,525,781
QUALCOMM, Inc.	73,670	8,323,237

		44,714,219

Utilities - 6.5%
Edison International	317,558	17,967,432
Sempra Energy	329,980	49,477,201

		67,444,633

Total Common Stocks (Cost $786,591,098)		1,005,898,240

	Principal Amount
SHORT-TERM INVESTMENT - 2.8%
Repurchase Agreement - 2.8%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $29,074,021; collateralized by U.S. Treasury Bonds and U.S. Treasury Notes: 1.875% - 3.000% due 07/15/25 - 11/15/51 and value $29,648,922)	$29,067,481	29,067,481

Total Short-Term Investment (Cost $29,067,481)		29,067,481

TOTAL INVESTMENTS - 99.8% (Cost $815,658,579)		1,034,965,721

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,637,482

NET ASSETS - 100.0%		$1,036,603,203

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,005,898,240	$1,005,898,240	$-	$-
	Short-Term Investment	29,067,481	-	29,067,481	-

	Total	$1,034,965,721	$1,005,898,240	$29,067,481	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Basic Materials - 3.6%
Agnico Eagle Mines Ltd. (Canada)	64,050	$2,704,832
Albemarle Corp.	15,759	4,167,310
Alcoa Corp.	7,157	240,905
CF Industries Holdings, Inc.	37,654	3,624,197
Freeport-McMoRan, Inc.	64,303	1,757,401
Huntsman Corp.	48,689	1,194,828
Mosaic Co.	88,852	4,294,217
Nucor Corp.	5,532	591,869
Westlake Corp.	20,842	1,810,753

		20,386,312

Communications - 3.0%
Arista Networks, Inc. *	44,437	5,016,493
Fox Corp. Class A	163,629	5,020,138
IAC, Inc. *	30,765	1,703,765
Match Group, Inc. *	1,869	89,245
Roku, Inc. *	35,508	2,002,651
Spotify Technology SA *	28,453	2,455,494
Trade Desk, Inc. Class A *	2,891	172,737
Zillow Group, Inc. Class C *	19,726	564,361

		17,024,884

Consumer, Cyclical - 15.0%
Best Buy Co., Inc.	15,996	1,013,187
Burlington Stores, Inc. *	17,557	1,964,453
Casey’s General Stores, Inc.	31,859	6,452,085
Chipotle Mexican Grill, Inc. *	4,362	6,555,039
Copart, Inc. *	3,252	346,013
Darden Restaurants, Inc.	30,059	3,797,053
Delta Air Lines, Inc. *	53,150	1,491,389
Dollar General Corp.	19,777	4,743,711
DR Horton, Inc.	27,770	1,870,309
Floor & Decor Holdings, Inc. Class A *	33,805	2,375,139
IAA, Inc. *	102,013	3,249,114
Live Nation Entertainment, Inc. *	79,379	6,035,979
LKQ Corp.	42,920	2,023,678
Lululemon Athletica, Inc. *	27,653	7,730,673
Murphy USA, Inc.	13,295	3,654,928
NVR, Inc. *	1,196	4,768,548
Polaris, Inc.	25,164	2,406,937
Ross Stores, Inc.	56,694	4,777,603
Southwest Airlines Co. *	57,441	1,771,480
Texas Roadhouse, Inc.	59,571	5,198,165
Thor Industries, Inc.	12,894	902,322
Tractor Supply Co.	10,344	1,922,743
Ulta Beauty, Inc. *	12,999	5,215,069
Vail Resorts, Inc.	14,242	3,071,145
WW Grainger, Inc.	1,429	699,053
YETI Holdings, Inc. *	72,016	2,053,896

		86,089,711

Consumer, Non-Cyclical - 20.3%
ABIOMED, Inc. *	31,079	7,634,867
Albertsons Cos., Inc. Class A	147,777	3,673,736
Align Technology, Inc. *	5,225	1,082,150
AMERCO	7,048	3,588,983
AmerisourceBergen Corp.	49,774	6,735,915
AMN Healthcare Services, Inc. *	26,532	2,811,331
BioMarin Pharmaceutical, Inc. *	59,132	5,012,620
Booz Allen Hamilton Holding Corp.	22,279	2,057,466
Corteva, Inc.	105,323	6,019,210
CoStar Group, Inc. *	18,600	1,295,490
Darling Ingredients, Inc. *	98,642	6,525,168
Dexcom, Inc. *	3,815	307,260

	Shares	Value
Exelixis, Inc. *	155,419	$ 2,436,970
FTI Consulting, Inc. *	17,684	2,930,416
Gartner, Inc. *	29,849	8,258,920
Henry Schein, Inc. *	50,654	3,331,514
Hershey Co.	7,973	1,757,807
Horizon Therapeutics PLC *	13,944	862,994
Hormel Foods Corp.	29,194	1,326,575
Kroger Co.	50,883	2,226,131
Lamb Weston Holdings, Inc.	29,386	2,273,889
Masimo Corp. *	10,526	1,485,850
Molina Healthcare, Inc. *	23,350	7,701,764
Monster Beverage Corp. *	41,475	3,606,666
Neurocrine Biosciences, Inc. *	30,854	3,277,003
NuVasive, Inc. *	57,583	2,522,711
Omnicell, Inc. *	27,125	2,360,689
Quanta Services, Inc.	89,070	11,346,627
Service Corp. International	49,554	2,861,248
Teleflex, Inc.	8,142	1,640,287
Tyson Foods, Inc. Class A	21,434	1,413,144
United Rentals, Inc. *	4,382	1,183,666
Vertex Pharmaceuticals, Inc. *	15,108	4,374,370

		115,923,437

Energy - 6.2%
Baker Hughes Co.	208,591	4,372,067
ChampionX Corp.	70,017	1,370,233
Chesapeake Energy Corp.	72,609	6,840,494
Enphase Energy, Inc. *	22,266	6,178,147
Halliburton Co.	23,286	573,301
Hess Corp.	47,488	5,175,717
Marathon Petroleum Corp.	3,332	330,968
Ovintiv, Inc.	118,562	5,453,852
Pioneer Natural Resources Co.	2,646	572,939
Valaris Ltd. *	32,900	1,610,126
Valero Energy Corp.	28,499	3,045,118

		35,522,962

Financial - 18.8%
Agree Realty Corp. REIT	98,601	6,663,456
Arch Capital Group Ltd. *	60,734	2,765,826
Axis Capital Holdings Ltd.	145,223	7,137,710
Brown & Brown, Inc.	174,662	10,563,558
Cboe Global Markets, Inc.	119,957	14,079,353
Citizens Financial Group, Inc.	59,667	2,050,158
Comerica, Inc.	36,616	2,603,398
EastGroup Properties, Inc. REIT	17,290	2,495,639
Everest Re Group Ltd.	4,947	1,298,291
Fidelity National Financial, Inc.	68,131	2,466,342
Healthcare Realty Trust, Inc. REIT	535,183	11,158,565
Host Hotels & Resorts, Inc. REIT	181,514	2,882,442
Mid-America Apartment Communities, Inc. REIT	50,637	7,852,280
Prosperity Bancshares, Inc.	106,659	7,112,022
STAG Industrial, Inc. REIT	323,253	9,190,083
SVB Financial Group *	13,713	4,604,551
Synovus Financial Corp.	93,675	3,513,749
Voya Financial, Inc.	52,682	3,187,261
White Mountains Insurance Group Ltd.	4,752	6,191,951

		107,816,635

Industrial - 12.3%
AGCO Corp.	18,719	1,800,206
BWX Technologies, Inc.	46,601	2,347,292
Carrier Global Corp.	151,922	5,402,346
Chart Industries, Inc. *	34,294	6,322,099
Eagle Materials, Inc.	25,501	2,733,197
Eaton Corp. PLC	13,081	1,744,482
Garmin Ltd.	9,200	738,852
Generac Holdings, Inc. *	33,931	6,044,468
Hexcel Corp.	16,073	831,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Hubbell, Inc.	18,268	$ 4,073,764
Huntington Ingalls Industries, Inc.	24,390	5,402,385
Keysight Technologies, Inc. *	50,625	7,966,350
Knight-Swift Transportation Holdings, Inc.	58,589	2,866,760
L3Harris Technologies, Inc.	16,038	3,333,178
Martin Marietta Materials, Inc.	11,415	3,676,657
Owens Corning	32,169	2,528,805
Regal Rexnord Corp.	16,855	2,365,768
Textron, Inc.	66,278	3,861,356
Timken Co.	33,195	1,959,833
Universal Display Corp.	10,931	1,031,340
Vulcan Materials Co.	20,518	3,235,894

		70,266,328

Technology - 15.0%
Black Knight, Inc. *	19,627	1,270,456
Crowdstrike Holdings, Inc. Class A *	33,545	5,528,551
DocuSign, Inc. *	113,114	6,048,206
DXC Technology Co. *	31,622	774,106
Jack Henry & Associates, Inc.	24,632	4,489,675
KLA Corp.	4,388	1,327,940
Lumentum Holdings, Inc. *	21,635	1,483,512
Monolithic Power Systems, Inc.	13,584	4,936,426
NXP Semiconductors NV (China)	873	128,776
ON Semiconductor Corp. *	73,614	4,588,361
Paycom Software, Inc. *	16,724	5,518,753
Pure Storage, Inc. Class A *	262,293	7,178,959
Skyworks Solutions, Inc.	46,897	3,998,907
Splunk, Inc. *	93,396	7,023,379
Take-Two Interactive Software, Inc. *	28,207	3,074,563
Teradata Corp. *	325,362	10,105,744
Teradyne, Inc.	34,482	2,591,322
Veeva Systems, Inc. Class A *	10,219	1,684,909
Workday, Inc. Class A *	30,067	4,576,799
Zebra Technologies Corp. Class A *	17,684	4,633,385
Zscaler, Inc. *	28,388	4,666,135

		85,628,864

Utilities - 5.5%
CenterPoint Energy, Inc.	8,651	243,785
CMS Energy Corp.	135,114	7,869,039
Evergy, Inc.	169,349	10,059,331
WEC Energy Group, Inc.	148,896	13,315,769

		31,487,924

Total Common Stocks (Cost $634,030,372)		570,147,057

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $2,094,780; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $2,136,244)	$2,094,309	$2,094,309

Total Short-Term Investment (Cost $2,094,309)		2,094,309

TOTAL INVESTMENTS - 100.1% (Cost $636,124,681)		572,241,366

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(509,930)

NET ASSETS - 100.0%		$571,731,436

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$570,147,057	$570,147,057	$-	$-
	Short-Term Investment	2,094,309	-	2,094,309	-

	Total	$572,241,366	$570,147,057	$2,094,309	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communications - 8.1%
Arista Networks, Inc. *	206,350	$23,294,851
Pinterest, Inc. Class A *	816,157	19,016,458
Shutterstock, Inc.	154,152	7,733,806
Trade Desk, Inc. Class A *	207,102	12,374,345

		62,419,460

Consumer, Cyclical - 17.9%
BorgWarner, Inc.	464,432	14,583,165
Chipotle Mexican Grill, Inc. *	15,544	23,358,901
Copart, Inc. *	43,202	4,596,693
Fastenal Co.	242,905	11,183,346
Floor & Decor Holdings, Inc. Class A *	108,677	7,635,646
Levi Strauss & Co. Class A	580,370	8,397,954
Lululemon Athletica, Inc. *	38,157	10,667,171
National Vision Holdings, Inc. *	310,006	10,121,696
On Holding AG Class A * (Switzerland)	434,113	6,967,514
Petco Health & Wellness Co., Inc. *	513,919	5,735,336
Pool Corp.	38,205	12,157,213
Scotts Miracle-Gro Co.	3,340	142,785
Ulta Beauty, Inc. *	24,035	9,642,601
Vail Resorts, Inc.	55,234	11,910,660

		137,100,681

Consumer, Non-Cyclical - 28.3%
ABIOMED, Inc. *	53,805	13,217,736
Azenta, Inc.	145,839	6,250,660
Bio-Techne Corp.	37,894	10,761,896
Brown-Forman Corp. Class B	151,839	10,107,922
Clarivate PLC *	661,717	6,213,523
CoStar Group, Inc. *	506,818	35,299,874
Dexcom, Inc. *	315,812	25,435,499
Edwards Lifesciences Corp. *	139,633	11,537,875
Envista Holdings Corp. *	389,130	12,767,355
Genmab AS ADR * (Denmark)	363,386	11,675,592
Horizon Therapeutics PLC *	191,488	11,851,192
Intuitive Surgical, Inc. *	59,710	11,192,042
MarketAxess Holdings, Inc.	86,290	19,198,662
Repligen Corp. *	83,556	15,634,163
Seagen, Inc. *	94,719	12,960,401
West Pharmaceutical Services, Inc.	12,464	3,067,141

		217,171,533

Financial - 4.2%
First Republic Bank	110,463	14,420,945
Kinsale Capital Group, Inc.	30,490	7,787,756
Pinnacle Financial Partners, Inc.	123,253	9,995,818

		32,204,519

Industrial - 17.5%
Agilent Technologies, Inc.	90,488	10,998,816
AO Smith Corp.	210,726	10,237,069
Coherent Corp. *	344,250	11,997,113
Generac Holdings, Inc. *	51,236	9,127,181
HEICO Corp. Class A	154,314	17,687,471
IDEX Corp.	51,972	10,386,604
Keysight Technologies, Inc. *	102,281	16,094,938
Littelfuse, Inc.	35,818	7,116,678
Novanta, Inc. *	69,990	8,094,344
Trex Co., Inc. *	258,946	11,378,087
Trimble, Inc. *	222,201	12,058,848
Universal Display Corp.	99,594	9,396,694

		134,573,843

	Shares	Value
Technology - 23.8%
Crowdstrike Holdings, Inc. Class A *	90,017	$ 14,835,702
DocuSign, Inc. *	192,570	10,296,718
Electronic Arts, Inc.	104,374	12,077,115
EngageSmart, Inc. *	123,325	2,551,594
Five9, Inc. *	141,228	10,589,275
Genpact Ltd.	164,565	7,203,010
Marvell Technology, Inc.	358,748	15,393,877
Microchip Technology, Inc.	273,501	16,691,766
Monolithic Power Systems, Inc.	60,871	22,120,521
Paycom Software, Inc. *	55,722	18,387,703
Teradyne, Inc.	197,797	14,864,445
Tyler Technologies, Inc. *	46,692	16,225,470
Workiva, Inc. *	119,775	9,318,495
Zebra Technologies Corp. Class A *	8,761	2,295,470
ZoomInfo Technologies, Inc. *	242,590	10,106,299

		182,957,460

Total Common Stocks (Cost $810,306,374)		766,427,496

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $1,462,881; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $1,491,804)	$1,462,552	1,462,552

Total Short-Term Investment (Cost $1,462,552)		1,462,552

TOTAL INVESTMENTS - 100.0% (Cost $811,768,926)		767,890,048

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(81,049)

NET ASSETS - 100.0%		$767,808,999

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$766,427,496	$766,427,496	$-	$-
	Short-Term Investment	1,462,552	-	1,462,552	-

	Total	$767,890,048	$766,427,496	$1,462,552	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Basic Materials - 2.8%
Axalta Coating Systems Ltd. *	129,647	$2,730,366
DuPont de Nemours, Inc.	87,523	4,411,159
FMC Corp.	43,095	4,555,142
PPG Industries, Inc.	50,028	5,537,599

		17,234,266

Communications - 1.6%
Expedia Group, Inc. *	36,631	3,431,958
Maxar Technologies, Inc.	79,887	1,495,485
NortonLifeLock, Inc.	238,030	4,793,924

		9,721,367

Consumer, Cyclical - 14.8%
Alaska Air Group, Inc. *	83,623	3,273,840
AutoZone, Inc. *	6,002	12,855,864
Copart, Inc. *	44,084	4,690,538
Darden Restaurants, Inc.	24,742	3,125,409
Domino’s Pizza, Inc.	6,087	1,888,187
Ferguson PLC	29,886	3,076,166
Gentex Corp.	112,391	2,679,401
Harley-Davidson, Inc.	177,338	6,185,549
Hasbro, Inc.	79,616	5,367,711
International Game Technology PLC	108,160	1,708,928
Las Vegas Sands Corp. *	82,984	3,113,560
Lear Corp.	18,839	2,254,840
Live Nation Entertainment, Inc. *	41,537	3,158,474
LKQ Corp.	102,686	4,841,645
Marriott International, Inc. Class A	33,709	4,723,979
Polaris, Inc.	49,695	4,753,327
Resideo Technologies, Inc. *	136,083	2,593,742
Ross Stores, Inc.	60,096	5,064,290
Tempur Sealy International, Inc.	161,745	3,904,524
Topgolf Callaway Brands Corp. *	80,034	1,541,455
Whirlpool Corp.	35,870	4,835,635
Wyndham Hotels & Resorts, Inc.	66,032	4,051,063

		89,688,127

Consumer, Non-Cyclical - 14.2%
AmerisourceBergen Corp.	58,053	7,856,312
ASGN, Inc. *	41,027	3,707,610
Avantor, Inc. *	125,074	2,451,450
Avery Dennison Corp.	22,393	3,643,341
Centene Corp. *	47,499	3,695,897
Cigna Corp.	10,738	2,979,473
Coca-Cola Europacific Partners PLC (United Kingdom)	62,250	2,653,095
Corteva, Inc.	126,785	7,245,763
Envista Holdings Corp. *	98,728	3,239,266
EVERTEC, Inc.	52,740	1,653,399
Global Payments, Inc.	36,451	3,938,531
HCA Healthcare, Inc.	29,311	5,387,069
Humana, Inc.	15,323	7,434,566
ICON PLC * (Ireland)	42,607	7,830,314
IQVIA Holdings, Inc. *	14,187	2,569,833
Keurig Dr Pepper, Inc.	108,827	3,898,183
Laboratory Corp. of America Holdings	10,338	2,117,326
Robert Half International, Inc.	27,195	2,080,418
TransUnion	35,943	2,138,249
US Foods Holding Corp. *	180,133	4,762,717
Zimmer Biomet Holdings, Inc.	43,215	4,518,128

		85,800,940

	Shares	Value
Energy - 7.9%
ConocoPhillips	54,100	$ 5,536,594
Devon Energy Corp.	105,540	6,346,120
Diamondback Energy, Inc.	44,552	5,366,734
Halliburton Co.	186,944	4,602,561
Marathon Petroleum Corp.	66,269	6,582,500
Pioneer Natural Resources Co.	32,876	7,118,640
Schlumberger NV	251,435	9,026,517
Valero Energy Corp.	31,038	3,316,410

		47,896,076

Financial - 22.6%
Aflac, Inc.	44,290	2,489,098
Alleghany Corp. *	3,044	2,555,042
Allstate Corp.	25,362	3,158,330
American Homes 4 Rent Class A REIT	87,971	2,886,329
Ameriprise Financial, Inc.	56,153	14,147,748
Aon PLC Class A	21,960	5,882,425
Arch Capital Group Ltd. *	35,516	1,617,399
Cousins Properties, Inc. REIT	91,211	2,129,777
Discover Financial Services	70,899	6,446,137
Duke Realty Corp. REIT	71,471	3,444,902
East West Bancorp, Inc.	138,886	9,324,806
Equity Residential REIT	64,035	4,304,433
Essex Property Trust, Inc. REIT	23,062	5,586,308
Everest Re Group Ltd.	26,993	7,084,043
Fifth Third Bancorp	290,884	9,296,653
First Republic Bank	15,689	2,048,199
Globe Life, Inc.	43,639	4,350,808
Healthpeak Properties, Inc. REIT	116,787	2,676,758
Huntington Bancshares, Inc.	743,418	9,798,249
KeyCorp	562,068	9,004,329
Kilroy Realty Corp. REIT	42,516	1,790,349
Lamar Advertising Co. Class A REIT	39,669	3,272,296
Regency Centers Corp. REIT	99,264	5,345,367
RenaissanceRe Holdings Ltd. (Bermuda)	8,613	1,209,179
SLM Corp.	125,608	1,757,256
State Street Corp.	30,535	1,856,833
SVB Financial Group *	4,262	1,431,094
Travelers Cos., Inc.	11,355	1,739,586
Truist Financial Corp.	47,163	2,053,477
Voya Financial, Inc.	39,197	2,371,419
Welltower, Inc. REIT	89,601	5,763,136

		136,821,765

Industrial - 20.4%
Advanced Drainage Systems, Inc.	36,129	4,493,364
Allegion PLC	51,467	4,615,561
Altra Industrial Motion Corp.	49,941	1,679,016
AMETEK, Inc.	76,894	8,720,549
BWX Technologies, Inc.	82,473	4,154,165
Crown Holdings, Inc.	23,006	1,864,176
Curtiss-Wright Corp.	28,695	3,993,196
Dover Corp.	76,269	8,891,440
Eaton Corp. PLC	64,665	8,623,724
Expeditors International of Washington, Inc.	43,920	3,878,575
FedEx Corp.	11,542	1,713,641
Flex Ltd. *	111,812	1,862,788
Frontdoor, Inc. *	85,512	1,743,590
Garmin Ltd.	53,790	4,319,875
Hexcel Corp.	86,384	4,467,781
Howmet Aerospace, Inc.	232,413	7,188,534
ITT, Inc.	34,169	2,232,603
L3Harris Technologies, Inc.	18,476	3,839,867
Landstar System, Inc.	27,678	3,995,873
Masco Corp.	89,905	4,197,664
Mohawk Industries, Inc. *	32,586	2,971,517
Norfolk Southern Corp.	24,745	5,187,789
nVent Electric PLC	78,340	2,476,327

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Otis Worldwide Corp.	63,339	$ 4,041,028
Parker-Hannifin Corp.	27,961	6,775,230
TE Connectivity Ltd.	74,289	8,198,534
Textron, Inc.	123,901	7,218,472

		123,344,879

Technology - 7.6%
Check Point Software Technologies Ltd. * (Israel)	46,143	5,168,939
Cognizant Technology Solutions Corp. Class A	89,830	5,159,835
Fair Isaac Corp. *	8,311	3,424,215
KLA Corp.	6,432	1,946,516
Leidos Holdings, Inc.	29,064	2,542,228
Microchip Technology, Inc.	78,029	4,762,110
NetApp, Inc.	54,050	3,342,992
NXP Semiconductors NV (China)	17,354	2,559,889
Qorvo, Inc. *	54,004	4,288,458
Science Applications International Corp.	40,319	3,565,409
SS&C Technologies Holdings, Inc.	66,286	3,165,157
Take-Two Interactive Software, Inc. *	27,124	2,956,516
Western Digital Corp. *	87,836	2,859,062

		45,741,326

Utilities - 5.3%
American Electric Power Co., Inc.	52,710	4,556,780
CenterPoint Energy, Inc.	383,073	10,794,997
DTE Energy Co.	50,200	5,775,510
Entergy Corp.	66,215	6,663,215
FirstEnergy Corp.	108,749	4,023,713

		31,814,215

Total Common Stocks (Cost $538,932,388)		588,062,961

	Principal Amount
SHORT-TERM INVESTMENT - 2.8%
Repurchase Agreement - 2.8%
State Street Bank & Trust Co. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $16,809,545; collateralized by U.S. Treasury Notes and Federal Home Loan Mortgage Corp: 1.500% - 3.500% due 01/31/27 - 10/01/47 and value $17,141,923)	$16,805,764	16,805,764

Total Short-Term Investment (Cost $16,805,764)		16,805,764

TOTAL INVESTMENTS - 100.0% (Cost $555,738,152)		604,868,725

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(100,798)

NET ASSETS - 100.0%		$604,767,927

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$588,062,961	$588,062,961	$-	$-
	Short-Term Investment	16,805,764	-	16,805,764	-

	Total	$604,868,725	$588,062,961	$16,805,764	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	154	$391
Contra Zogenix, Inc. - Contingent Value Rights *	8,726	5,934

		6,325

Total Rights (Cost $5,934)		6,325

COMMON STOCKS - 98.7%
Basic Materials - 3.4%
AdvanSix, Inc.	2,410	77,361
American Vanguard Corp.	467	8,733
Amyris, Inc. *	23,336	68,141
Arconic Corp. *	13,391	228,183
Ashland, Inc.	15,450	1,467,286
Avient Corp.	21,918	664,115
Carpenter Technology Corp.	6,275	195,404
Clearwater Paper Corp. *	2,180	81,968
Coeur Mining, Inc. *	36,278	124,071
Commercial Metals Co.	37,939	1,346,076
Constellium SE *	7,450	75,543
Danimer Scientific, Inc. *	11,612	34,255
Ecovyst, Inc. *	9,402	79,353
Elementis PLC * (United Kingdom)	1,263,336	1,263,002
Energy Fuels, Inc. *	3,815	23,348
Glatfelter Corp.	5,417	16,847
Hawkins, Inc.	1,043	40,667
Haynes International, Inc.	1,660	58,299
HB Fuller Co.	991	59,559
Hecla Mining Co.	71,970	283,562
Innospec, Inc.	494	42,321
Intrepid Potash, Inc. *	1,460	57,772
Ivanhoe Electric, Inc. *	900	7,425
Koppers Holdings, Inc.	2,557	53,134
Mativ Holdings, Inc.	6,709	148,135
Minerals Technologies, Inc.	36,811	1,818,832
Novagold Resources, Inc. * (Canada)	1,509	7,077
Origin Materials, Inc. *	5,356	27,637
Perimeter Solutions SA * (Luxembourg)	16,246	130,130
Piedmont Lithium, Inc. *	1,602	85,691
PolyMet Mining Corp. * (Canada)	4,030	11,606
Quaker Chemical Corp.	613	88,505
Rayonier Advanced Materials, Inc. *	7,674	24,173
Resolute Forest Products, Inc. *	6,027	120,540
Schnitzer Steel Industries, Inc. Class A	3,163	90,019
Sensient Technologies Corp.	292	20,247
Stepan Co.	2,487	232,957
Sylvamo Corp.	314	10,645
Terawulf, Inc. *	2,055	2,589
Trinseo PLC	4,500	82,440
Tronox Holdings PLC Class A	21,009	257,360
Unifi, Inc. *	1,772	16,852
Ur-Energy, Inc. *	2,111	2,301
US Lime & Minerals, Inc.	64	6,541
Valhi, Inc.	283	7,120

		9,547,822

Communications - 1.7%
1-800-Flowers.com, Inc. Class A *	3,442	22,339
1stdibs.com, Inc. *	2,867	18,033
A10 Networks, Inc.	1,895	25,147
ADTRAN Holdings, Inc.	961	18,816
Advantage Solutions, Inc. *	11,365	24,208

	Shares	Value
aka Brands Holding Corp. *	563	$ 816
Allbirds, Inc. Class A *	8,752	26,606
AMC Networks, Inc. Class A *	3,961	80,408
Anterix, Inc. *	1,743	62,260
Arena Group Holdings, Inc. *	474	6,209
ATN International, Inc.	1,365	52,648
Audacy, Inc. Class A *	14,650	5,656
Aviat Networks, Inc. *	1,084	29,680
BARK, Inc. *	15,570	28,337
Blade Air Mobility, Inc. *	7,167	28,883
Boston Omaha Corp. Class A *	2,530	58,291
Bumble, Inc. Class A *	11,370	244,341
Calix, Inc. *	1,600	97,824
Cars.com, Inc. *	7,624	87,676
ChannelAdvisor Corp. *	3,684	83,479
Clear Channel Outdoor Holdings, Inc. *	48,351	66,241
Cogent Communications Holdings, Inc.	2,533	132,121
Consolidated Communications Holdings, Inc. *	9,029	37,561
ContextLogic, Inc. Class A *	73,701	54,089
Cumulus Media, Inc. Class A *	2,474	17,392
DHI Group, Inc. *	741	3,987
DigitalBridge Group, Inc. REIT	2,010	25,145
EchoStar Corp. Class A *	4,377	72,089
Edgio, Inc. *	1,237	3,439
Entravision Communications Corp. Class A	3,124	12,402
ePlus, Inc. *	752	31,238
Eventbrite, Inc. Class A *	1,268	7,709
EW Scripps Co. Class A *	7,755	87,399
Figs, Inc. Class A *	2,484	20,493
fuboTV, Inc. *	23,015	81,703
Gannett Co., Inc. *	20,131	30,800
Globalstar, Inc. *	15,456	24,575
Gogo, Inc. *	3,913	47,426
Gray Television, Inc.	6,372	91,247
Groupon, Inc. *	2,589	20,608
HealthStream, Inc. *	2,772	58,933
IDT Corp. Class B *	447	11,099
iHeartMedia, Inc. Class A *	15,930	116,767
Innovid Corp. * (Israel)	1,495	4,052
Inspirato, Inc. *	1,528	3,606
InterDigital, Inc.	2,452	99,110
KORE Group Holdings, Inc. *	4,005	7,650
Lands’ End, Inc. *	1,781	13,749
Liberty Latin America Ltd. Class A * (Chile)	4,711	29,161
Liberty Latin America Ltd. Class C * (Chile)	20,271	124,667
Liquidity Services, Inc. *	1,589	25,837
Magnite, Inc. *	17,418	114,436
Maxar Technologies, Inc.	9,521	178,233
NETGEAR, Inc. *	3,610	72,344
Overstock.com, Inc. *	5,568	135,581
Planet Labs PBC *	2,589	14,058
Poshmark, Inc. Class A *	5,976	93,644
Preformed Line Products Co.	237	16,863
QuinStreet, Inc. *	6,220	65,310
RealReal, Inc. *	9,173	13,760
Ribbon Communications, Inc. *	8,719	19,356
RumbleON, Inc. Class B *	1,323	22,385
Scholastic Corp.	3,812	117,257
Shenandoah Telecommunications Co.	6,203	105,575
Solo Brands, Inc. Class A *	2,672	10,154
Squarespace, Inc. Class A *	3,036	64,849
Stagwell, Inc. *	9,223	64,100
Stitch Fix, Inc. Class A *	6,558	25,904
TEGNA, Inc.	29,123	602,264
Telephone & Data Systems, Inc.	13,218	183,730
Terran Orbital Corp. *	3,001	5,312
Thryv Holdings, Inc. *	2,627	59,974
TrueCar, Inc. *	11,811	17,835
Urban One, Inc. *	2,467	12,001
US Cellular Corp. *	1,882	48,989
Vacasa, Inc. Class A *	14,625	44,899
Value Line, Inc.	32	1,405

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Vivid Seats, Inc. Class A	2,296	$ 17,587
WideOpenWest, Inc. *	3,054	37,473
Ziff Davis, Inc. *	4,883	334,388

		4,863,618

Consumer, Cyclical - 10.6%
A-Mark Precious Metals, Inc.	2,345	66,575
Abercrombie & Fitch Co. Class A *	6,350	98,743
Academy Sports & Outdoors, Inc.	10,768	454,194
Acushnet Holdings Corp.	3,183	138,429
Adient PLC *	45,664	1,267,176
Aeva Technologies, Inc. *	12,516	23,405
Allegiant Travel Co. *	1,134	82,759
America’s Car-Mart, Inc. *	764	46,619
American Axle & Manufacturing Holdings, Inc. *	13,814	94,350
American Eagle Outfitters, Inc.	20,282	197,344
Asbury Automotive Group, Inc. *	2,060	311,266
Aterian, Inc. *	7,090	8,792
Bally’s Corp. *	4,828	95,401
Beacon Roofing Supply, Inc. *	2,000	109,440
Beazer Homes USA, Inc. *	3,629	35,092
Bed Bath & Beyond, Inc. *	2,879	17,533
Big 5 Sporting Goods Corp.	2,972	31,919
Big Lots, Inc.	3,746	58,475
Biglari Holdings, Inc. Class B *	93	10,751
BJ’s Restaurants, Inc. *	3,003	71,622
Bloomin’ Brands, Inc.	3,239	59,371
Bluegreen Vacations Holding Corp.	1,231	20,336
BlueLinx Holdings, Inc. *	1,148	71,291
Bowlero Corp. *	4,914	60,491
Brinker International, Inc. *	84,323	2,106,389
Brunswick Corp.	2,087	136,594
Buckle, Inc.	294	9,308
Build-A-Bear Workshop, Inc.	512	6,825
Carter’s, Inc.	12,489	818,404
Cato Corp. Class A	2,391	22,810
Cenntro Electric Group Ltd. * (Ireland)	23,452	24,156
Century Communities, Inc.	10,077	431,094
Chico’s FAS, Inc. *	4,478	21,674
Children’s Place, Inc. *	31,923	986,101
Chuy’s Holdings, Inc. *	2,447	56,721
Cinemark Holdings, Inc. *	2,948	35,700
Citi Trends, Inc. *	1,069	16,580
Clean Energy Fuels Corp. *	22,173	118,404
CompX International, Inc.	141	2,290
Conn’s, Inc. *	1,768	12,517
Container Store Group, Inc. *	3,931	19,262
Dalata Hotel Group PLC * (Ireland)	225,651	623,708
Dana, Inc.	16,838	192,458
Denny’s Corp. *	154,591	1,454,701
Designer Brands, Inc. Class A	2,153	32,962
Destination XL Group, Inc. *	3,724	20,184
Dine Brands Global, Inc.	285	18,115
Duluth Holdings, Inc. Class B *	1,308	9,208
El Pollo Loco Holdings, Inc. *	2,443	21,792
Ermenegildo Zegna NV (Italy)	4,696	50,482
Ethan Allen Interiors, Inc.	2,939	62,130
Everi Holdings, Inc. *	5,213	84,555
EVgo, Inc. *	7,709	60,978
Express, Inc. *	8,280	9,025
First Watch Restaurant Group, Inc. *	806	11,671
FirstCash, Inc.	2,545	186,676
Foot Locker, Inc.	10,648	331,472
Forestar Group, Inc. *	1,627	18,206
Fossil Group, Inc. *	5,931	20,284
Franchise Group, Inc.	321	7,800
Full House Resorts, Inc. *	2,933	16,483
G-III Apparel Group Ltd. *	5,790	86,561
Genesco, Inc. *	1,682	66,136
Global Industrial Co.	410	11,000

	Shares	Value
Goodyear Tire & Rubber Co. *	36,457	$ 367,851
Green Brick Partners, Inc. *	2,614	55,887
Group 1 Automotive, Inc.	2,923	417,609
GrowGeneration Corp. *	7,674	26,859
Haverty Furniture Cos., Inc.	1,947	48,480
Hawaiian Holdings, Inc. *	6,752	88,789
Healthcare Services Group, Inc.	5,073	61,333
Hibbett, Inc.	289	14,395
Hilton Grand Vacations, Inc. *	19,893	654,281
Hyliion Holdings Corp. *	18,214	52,274
IAA, Inc. *	11,403	363,186
IMAX Corp. *	2,507	35,399
Interface, Inc.	1,419	12,757
International Game Technology PLC	9,937	157,005
iRobot Corp. *	401	22,588
Jack in the Box, Inc.	41,484	3,072,720
JOANN, Inc.	1,395	9,235
Johnson Outdoors, Inc. Class A	698	35,814
KAR Auction Services, Inc. *	14,992	167,461
KB Home	8,411	218,013
Kimball International, Inc. Class B	5,285	33,243
La-Z-Boy, Inc.	5,664	127,837
Landsea Homes Corp. *	1,129	5,385
LCI Industries	1,587	161,017
LGI Homes, Inc. *	2,502	203,588
Life Time Group Holdings, Inc. *	5,477	53,401
Lifetime Brands, Inc.	1,637	11,083
Light & Wonder, Inc. Class A *	12,313	527,981
Lindblad Expeditions Holdings, Inc. *	3,738	25,269
Lions Gate Entertainment Corp. Class A *	7,520	55,874
Lions Gate Entertainment Corp. Class B *	15,383	106,912
LL Flooring Holdings, Inc. *	4,185	29,002
Lordstown Motors Corp. Class A *	21,714	39,737
M/I Homes, Inc. *	11,805	427,695
Madison Square Garden Entertainment Corp. *	3,422	150,876
Marcus Corp.	3,315	46,045
MarineMax, Inc. *	2,511	74,803
MDC Holdings, Inc.	5,644	154,759
Meritage Homes Corp. *	10,565	742,403
Methode Electronics, Inc.	4,793	178,060
Microvast Holdings, Inc. *	8,918	16,142
Miller Industries, Inc.	1,291	27,485
MillerKnoll, Inc.	10,009	156,140
Motorcar Parts of America, Inc. *	2,358	35,889
Movado Group, Inc.	2,090	58,896
National Vision Holdings, Inc. *	9,616	313,962
Nu Skin Enterprises, Inc. Class A	3,895	129,976
ODP Corp. *	5,531	194,415
OneWater Marine, Inc. Class A *	1,291	38,872
Oxford Industries, Inc.	641	57,549
Papa John’s International, Inc.	1,165	81,562
Party City Holdco, Inc. *	9,005	14,228
Patrick Industries, Inc.	2,584	113,283
PC Connection, Inc.	1,492	67,274
PetMed Express, Inc.	385	7,515
PLBY Group, Inc. *	3,955	15,939
PriceSmart, Inc.	1,179	67,899
Proterra, Inc. *	15,406	76,722
Purple Innovation, Inc. *	6,548	26,519
Qurate Retail, Inc. Class A	45,999	92,458
RCI Hospitality Holdings, Inc.	108	7,057
Red Rock Resorts, Inc. Class A	3,677	125,974
Resideo Technologies, Inc. *	18,985	361,854
REV Group, Inc.	55,911	616,698
Rite Aid Corp. *	3,851	19,062
Rocky Brands, Inc.	809	16,229
Rush Enterprises, Inc. Class A	5,455	239,256
Rush Enterprises, Inc. Class B	882	42,257
Sally Beauty Holdings, Inc. *	948	11,945
ScanSource, Inc. *	3,323	87,760
SeaWorld Entertainment, Inc. *	2,752	125,244
Shoe Carnival, Inc.	2,339	50,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Signet Jewelers Ltd. (NYSE)	5,969	$ 341,367
SkyWest, Inc. *	6,607	107,430
Sleep Number Corp. *	1,538	52,000
Snap One Holdings Corp. *	2,249	22,805
Solid Power, Inc. *	10,238	53,852
Sonic Automotive, Inc. Class A	2,588	112,060
Sovos Brands, Inc. *	1,427	20,320
Spirit Airlines, Inc. *	14,216	267,545
Sportsman’s Warehouse Holdings, Inc. *	5,449	45,227
Standard Motor Products, Inc.	2,604	84,630
Steelcase, Inc. Class A	11,173	72,848
Superior Group of Cos., Inc.	1,666	14,794
Taylor Morrison Home Corp. *	24,255	565,627
ThredUp, Inc. Class A *	6,611	12,164
Tile Shop Holdings, Inc.	4,454	15,678
Tilly’s, Inc. Class A	2,763	19,120
Titan Machinery, Inc. *	2,626	74,211
Topgolf Callaway Brands Corp. *	18,431	354,981
Torrid Holdings, Inc. *	811	3,382
Traeger, Inc. *	4,165	11,745
TravelCenters of America, Inc. *	1,702	91,789
Tri Pointe Homes, Inc. *	12,118	183,103
Tupperware Brands Corp. *	5,586	36,588
TuSimple Holdings, Inc. Class A *	18,655	141,778
UniFirst Corp.	1,954	328,721
Univar Solutions, Inc. *	70,729	1,608,377
Universal Electronics, Inc. *	1,583	31,138
Urban Outfitters, Inc. *	8,302	163,134
Velodyne Lidar, Inc. *	24,591	23,290
Vinco Ventures, Inc. *	13,870	12,916
Virgin Galactic Holdings, Inc. *	16,364	77,074
Vista Outdoor, Inc. *	7,291	177,317
Volta, Inc. *	15,584	18,857
VSE Corp.	1,323	46,834
Wabash National Corp.	887	13,802
Weber, Inc. Class A	3,428	22,522
Weyco Group, Inc.	659	13,404
Wheels Up Experience, Inc. *	21,356	24,559
Winmark Corp.	360	77,882
Winnebago Industries, Inc.	4,032	214,543
Workhorse Group, Inc. *	1,628	4,672
World Fuel Services Corp.	8,230	192,911
Xponential Fitness, Inc. Class A *	1,493	27,262
Zumiez, Inc. *	2,119	45,622

		29,815,786

Consumer, Non-Cyclical - 16.7%
23andMe Holding Co. Class A *	19,316	55,244
2seventy bio, Inc. *	4,741	68,982
2U, Inc. *	9,929	62,056
4D Molecular Therapeutics, Inc. *	4,184	33,639
Aaron’s Co., Inc.	3,890	37,811
AbCellera Biologics, Inc. * (Canada)	15,417	152,474
ABM Industries, Inc.	8,757	334,780
Absci Corp. *	6,509	20,373
ACCO Brands Corp.	12,809	62,764
Accolade, Inc. *	8,515	97,241
AdaptHealth Corp. *	9,402	176,570
Adaptive Biotechnologies Corp. *	13,857	98,662
Addus HomeCare Corp. *	1,193	113,621
Adicet Bio, Inc. *	3,597	51,149
ADMA Biologics, Inc. *	12,523	30,431
Adtalem Global Education, Inc. *	5,814	211,920
Aerie Pharmaceuticals, Inc. *	1,123	16,991
Aerovate Therapeutics, Inc. *	1,203	19,946
Affimed NV * (Germany)	2,253	4,641
Agios Pharmaceuticals, Inc. *	7,145	202,061
Akero Therapeutics, Inc. *	3,301	112,399
Alico, Inc.	761	21,491
Alight, Inc. Class A *	44,365	325,195
Allogene Therapeutics, Inc. *	10,451	112,871

	Shares	Value
Allovir, Inc. *	3,951	$ 31,173
Alpha Teknova, Inc. *	393	1,313
Alphatec Holdings, Inc. *	1,019	8,906
Alpine Immune Sciences, Inc. *	942	6,782
Alta Equipment Group, Inc.	1,922	21,161
ALX Oncology Holdings, Inc. *	2,795	26,748
American Public Education, Inc. *	2,312	21,132
American Well Corp. Class A *	30,076	107,973
Amylyx Pharmaceuticals, Inc. *	3,704	104,268
AN2 Therapeutics, Inc. *	704	12,236
AnaptysBio, Inc. *	2,682	68,418
Andersons, Inc.	4,171	129,426
AngioDynamics, Inc. *	4,669	95,528
ANI Pharmaceuticals, Inc. *	1,654	53,160
Anika Therapeutics, Inc. *	2,139	50,908
API Group Corp. *	27,053	358,993
AppHarvest, Inc. *	9,064	17,856
Arbutus Biopharma Corp. *	6,312	12,056
Arcellx, Inc. *	3,864	72,527
Arcturus Therapeutics Holdings, Inc. *	305	4,520
Arcus Biosciences, Inc. *	6,702	175,324
Artivion, Inc. *	864	11,958
Atara Biotherapeutics, Inc. *	11,012	41,625
Atea Pharmaceuticals, Inc. *	9,851	56,052
Athira Pharma, Inc. *	3,981	11,824
ATI Physical Therapy, Inc. *	8,550	8,550
AtriCure, Inc. *	2,195	85,825
Avanos Medical, Inc. *	6,185	134,709
Aveanna Healthcare Holdings, Inc. *	4,980	7,470
Avidity Biosciences, Inc. *	6,659	108,741
B&G Foods, Inc.	8,834	145,673
Bakkt Holdings, Inc. *	8,301	18,926
Barrett Business Services, Inc.	125	9,750
Beachbody Co., Inc. *	11,191	11,303
Beauty Health Co. *	1,477	17,414
Benson Hill, Inc. *	10,972	30,063
Berkeley Lights, Inc. *	7,113	20,343
BioCryst Pharmaceuticals, Inc. *	7,374	92,912
Biohaven Pharmaceutical Holding Co. Ltd. *	3,123	472,104
BioLife Solutions, Inc. *	3,958	90,045
Bionano Genomics, Inc. *	37,267	68,199
Bioventus, Inc. Class A *	3,920	27,440
Bioxcel Therapeutics, Inc. *	2,431	28,734
Bird Global, Inc. Class A *	21,041	7,425
Bluebird Bio, Inc. *	9,876	62,515
Boxed, Inc. *	7,514	6,928
Bridgebio Pharma, Inc. *	5,160	51,290
Bright Health Group, Inc. *	24,891	26,136
BrightView Holdings, Inc. *	5,852	46,465
Brookdale Senior Living, Inc. *	24,340	103,932
Butterfly Network, Inc. *	17,020	79,994
C4 Therapeutics, Inc. *	5,394	47,305
Cal-Maine Foods, Inc.	435	24,182
Cara Therapeutics, Inc. *	6,130	57,377
Cardiovascular Systems, Inc. *	2,680	37,145
CareMax, Inc. *	7,600	53,884
Caribou Biosciences, Inc. *	7,373	77,785
Cass Information Systems, Inc.	1,559	54,082
Castle Biosciences, Inc. *	3,217	83,899
Celldex Therapeutics, Inc. *	4,712	132,454
Central Garden & Pet Co. *	789	28,436
Central Garden & Pet Co. Class A *	3,422	116,896
Century Therapeutics, Inc. *	2,465	24,379
Chefs’ Warehouse, Inc. *	1,339	38,791
ChemoCentryx, Inc. *	2,135	110,294
Chimerix, Inc. *	2,336	4,508
Chinook Therapeutics, Inc. *	6,516	128,105
CinCor Pharma, Inc. *	2,614	85,791
Cipher Mining, Inc. *	6,069	7,647
Cogent Biosciences, Inc. *	8,365	124,806
Community Health Systems, Inc. *	16,054	34,516
CompoSecure, Inc. *	266	1,333

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Core Scientific, Inc. *	31,896	$ 41,465
CoreCivic, Inc. *	15,083	133,334
Covetrus, Inc. *	13,854	289,272
Crinetics Pharmaceuticals, Inc. *	5,890	115,680
Cross Country Healthcare, Inc. *	4,140	117,452
CTI BioPharma Corp. *	10,565	61,488
Cue Health, Inc. *	13,884	41,791
Cullinan Oncology, Inc. *	3,780	48,460
Custom Truck One Source, Inc. *	4,972	28,987
Cytokinetics, Inc. *	1,010	48,935
Day One Biopharmaceuticals, Inc. *	3,631	72,729
Deciphera Pharmaceuticals, Inc. *	4,122	76,257
Deluxe Corp.	5,649	94,056
Design Therapeutics, Inc. *	4,330	72,398
DICE Therapeutics, Inc. *	3,586	72,724
Distribution Solutions Group, Inc. *	93	2,620
Dyne Therapeutics, Inc. *	4,110	52,197
Edgewell Personal Care Co.	6,725	251,515
Edgewise Therapeutics, Inc. *	3,719	36,595
Editas Medicine, Inc. *	9,034	110,576
Eiger BioPharmaceuticals, Inc. *	481	3,622
Embecta Corp.	979	28,185
Emergent BioSolutions, Inc. *	6,669	139,982
Enanta Pharmaceuticals, Inc. *	2,273	117,901
Ennis, Inc.	3,340	67,234
Enochian Biosciences, Inc. *	2,530	4,579
Envista Holdings Corp. *	68,133	2,235,444
EQRx, Inc. *	26,235	129,863
Erasca, Inc. *	8,205	63,999
European Wax Center, Inc. Class A	217	4,004
EyePoint Pharmaceuticals, Inc. *	1,722	13,621
FibroGen, Inc. *	1,121	14,584
First Advantage Corp. *	7,104	91,144
Forma Therapeutics Holdings, Inc. *	4,757	94,902
Fresh Del Monte Produce, Inc.	3,976	92,402
Fulcrum Therapeutics, Inc. *	4,486	36,292
Fulgent Genetics, Inc. *	2,780	105,974
Generation Bio Co. *	5,953	31,610
GEO Group, Inc. REIT *	14,616	112,543
Geron Corp. *	13,508	31,609
Glanbia PLC (Ireland)	288,186	3,329,340
Graham Holdings Co. Class B	489	263,072
Green Dot Corp. Class A *	5,686	107,920
Greenidge Generation Holdings, Inc. *	1,209	2,418
Hackett Group, Inc.	445	7,885
Hain Celestial Group, Inc. *	9,789	165,238
Heidrick & Struggles International, Inc.	2,512	65,287
Herbalife Nutrition Ltd. *	4,405	87,615
Herc Holdings, Inc.	31,446	3,266,611
HF Foods Group, Inc. *	4,668	18,065
HilleVax, Inc. *	1,262	21,568
Honest Co., Inc. *	8,904	31,164
Hostess Brands, Inc. *	17,729	412,022
Huron Consulting Group, Inc. *	1,092	72,345
ICF International, Inc.	18,343	1,999,754
Icosavax, Inc. *	2,741	8,662
Ideaya Biosciences, Inc. *	4,507	67,244
IGM Biosciences, Inc. *	438	9,960
Imago Biosciences, Inc. *	1,650	24,833
ImmunityBio, Inc. *	2,422	12,037
ImmunoGen, Inc. *	14,054	67,178
Immunovant, Inc. *	4,906	27,375
Inari Medical, Inc. *	553	40,170
Information Services Group, Inc.	2,214	10,539
Ingles Markets, Inc. Class A	1,845	146,142
Innovage Holding Corp. *	1,916	11,266
Inogen, Inc. *	2,857	69,368
Inotiv, Inc. *	2,180	36,733
Inovio Pharmaceuticals, Inc. *	32,487	56,040
Instil Bio, Inc. *	8,942	43,279
Integer Holdings Corp. *	60,984	3,795,034
Integra LifeSciences Holdings Corp. *	8,126	344,217

	Shares	Value
Intellia Therapeutics, Inc. *	3,398	$ 190,152
Invitae Corp. *	30,436	74,873
Invivyd, Inc. *	6,262	19,600
Iovance Biotherapeutics, Inc. *	19,800	189,684
iTeos Therapeutics, Inc. *	3,036	57,836
Janux Therapeutics, Inc. *	2,088	28,272
John B Sanfilippo & Son, Inc.	481	36,426
John Wiley & Sons, Inc. Class A	396	14,874
Jounce Therapeutics, Inc. *	6,274	14,681
KalVista Pharmaceuticals, Inc. *	3,116	45,213
Kelly Services, Inc. Class A	4,339	58,967
Keros Therapeutics, Inc. *	88	3,311
Kezar Life Sciences, Inc. *	6,917	59,555
Kiniksa Pharmaceuticals Ltd. Class A *	181	2,324
Kinnate Biopharma, Inc. *	3,720	44,454
Kodiak Sciences, Inc. *	4,260	32,972
Krispy Kreme, Inc.	6,781	78,185
Kronos Bio, Inc. *	5,035	16,867
Krystal Biotech, Inc. *	1,847	128,736
Kura Oncology, Inc. *	8,359	114,184
Kymera Therapeutics, Inc. *	4,956	107,892
Lancaster Colony Corp.	404	60,713
Landec Corp. *	3,257	28,955
Laureate Education, Inc. Class A	14,051	148,238
Lexicon Pharmaceuticals, Inc. *	7,174	17,218
LifeStance Health Group, Inc. *	8,551	56,608
Ligand Pharmaceuticals, Inc. *	1,743	150,090
Liquidia Corp. *	2,185	11,886
LivaNova PLC *	1,659	84,227
LiveRamp Holdings, Inc. *	8,662	157,302
Lyell Immunopharma, Inc. *	23,041	168,891
MacroGenics, Inc. *	7,942	27,479
MannKind Corp. *	29,871	92,301
Maple Leaf Foods, Inc. (Canada)	87,029	1,300,379
Marathon Digital Holdings, Inc. *	14,499	155,284
MarketWise, Inc. *	2,246	5,121
MaxCyte, Inc. *	10,875	70,688
MeiraGTx Holdings PLC *	3,463	29,124
Merit Medical Systems, Inc. *	1,032	58,318
Mersana Therapeutics, Inc. *	11,848	80,092
MiMedx Group, Inc. *	14,367	41,233
Mirum Pharmaceuticals, Inc. *	28,730	603,617
Mission Produce, Inc. *	4,690	67,817
ModivCare, Inc. *	1,123	111,941
MoneyGram International, Inc. *	12,327	128,201
Moneylion, Inc. *	15,208	13,575
Monro, Inc.	4,190	182,097
Monte Rosa Therapeutics, Inc. *	3,624	29,608
Morphic Holding, Inc. *	493	13,952
Multiplan Corp. *	50,114	143,326
Myriad Genetics, Inc. *	10,434	199,081
Nano-X Imaging Ltd. * (Israel)	5,458	62,603
NanoString Technologies, Inc. *	916	11,697
National HealthCare Corp.	1,661	105,208
Natural Grocers by Vitamin Cottage, Inc.	222	2,395
Nature’s Sunshine Products, Inc. *	1,476	12,162
Nautilus Biotechnology, Inc. SPAC *	5,849	12,400
Nektar Therapeutics *	23,202	74,246
Neogen Corp. *	1,179	16,471
NeoGenomics, Inc. *	16,391	141,127
NGM Biopharmaceuticals, Inc. *	2,062	26,971
Nkarta, Inc. *	4,177	54,969
Nurix Therapeutics, Inc. *	6,091	79,366
Nuvalent, Inc. Class A *	2,079	40,416
Nuvation Bio, Inc. *	16,169	36,219
OPKO Health, Inc. *	52,724	99,648
OraSure Technologies, Inc. *	8,879	33,651
Orthofix Medical, Inc. *	2,665	50,928
Oscar Health, Inc. Class A *	15,399	76,841
Owens & Minor, Inc.	8,531	205,597
P3 Health Partners, Inc. *	884	4,084
Pacific Biosciences of California, Inc. *	29,385	170,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Pardes Biosciences, Inc. *	3,463	$6,407
Patterson Cos., Inc.	2,467	59,257
Paysafe Ltd. *	45,696	63,060
Pediatrix Medical Group, Inc. *	10,871	179,480
PepGen, Inc. *	755	6,855
Perdoceo Education Corp. *	8,707	89,682
PetIQ, Inc. *	679	4,685
PFSweb, Inc. *	2,373	22,116
PMV Pharmaceuticals, Inc. *	4,756	56,596
Point Biopharma Global, Inc. SPAC *	843	6,516
Praxis Precision Medicines, Inc. *	3,783	8,587
Precigen, Inc. *	2,339	4,959
Prestige Consumer Healthcare, Inc. *	6,583	328,031
Primo Water Corp.	20,791	260,927
PROG Holdings, Inc. *	5,486	82,180
Protagonist Therapeutics, Inc. *	5,907	49,796
Provention Bio, Inc. *	1,058	4,761
PTC Therapeutics, Inc. *	2,223	111,595
QinetiQ Group PLC (United Kingdom)	155,958	569,124
Quad/Graphics, Inc. *	4,530	11,597
Quanex Building Products Corp.	4,357	79,123
Quanterix Corp. *	4,092	45,094
Quantum-Si, Inc. *	11,508	31,647
Rallybio Corp. *	582	8,422
RAPT Therapeutics, Inc. *	1,001	24,084
Reata Pharmaceuticals, Inc. Class A *	682	17,139
Recursion Pharmaceuticals, Inc. Class A *	16,426	174,773
REGENXBIO, Inc. *	5,238	138,440
Relay Therapeutics, Inc. *	9,164	204,999
Relmada Therapeutics, Inc. *	1,019	37,723
Repay Holdings Corp. *	11,607	81,945
Replimune Group, Inc. *	5,330	92,049
Resources Connection, Inc.	4,173	75,406
REVOLUTION Medicines, Inc. *	8,367	164,997
Riot Blockchain, Inc. *	17,664	123,825
Rocket Pharmaceuticals, Inc. *	5,794	92,472
RxSight, Inc. *	203	2,436
Sabre Corp. *	34,214	176,202
Sage Therapeutics, Inc. *	6,830	267,463
Sana Biotechnology, Inc. *	11,437	68,622
Sangamo Therapeutics, Inc. *	15,886	77,841
SeaSpine Holdings Corp. *	5,328	30,263
Seer, Inc. *	6,569	50,844
Select Medical Holdings Corp.	2,105	46,521
Sema4 Holdings Corp. *	20,254	17,773
Seneca Foods Corp. Class A *	744	37,527
Singular Genomics Systems, Inc. *	6,914	17,285
SomaLogic, Inc. *	18,185	52,737
Sorrento Therapeutics, Inc. *	43,950	69,002
SpartanNash Co.	4,737	137,468
Spire Global, Inc. *	15,401	16,633
SpringWorks Therapeutics, Inc. *	3,601	102,737
Sterling Check Corp. *	223	3,934
Stoke Therapeutics, Inc. *	2,809	36,068
StoneCo Ltd. Class A * (Brazil)	17,691	168,595
StoneMor, Inc. *	2,929	10,046
Strategic Education, Inc.	3,025	185,765
SunOpta, Inc. * (Canada)	1,058	9,628
Supernus Pharmaceuticals, Inc. *	6,386	216,166
Surgery Partners, Inc. *	572	13,385
Sutro Biopharma, Inc. *	6,487	36,003
Syndax Pharmaceuticals, Inc. *	5,342	128,368
Tactile Systems Technology, Inc. *	1,622	12,635
Talaris Therapeutics, Inc. *	2,703	7,109
Tango Therapeutics, Inc. *	5,827	21,094
Tarsus Pharmaceuticals, Inc. *	2,241	38,366
Tattooed Chef, Inc. *	999	4,975
Tejon Ranch Co. *	2,605	37,512
Tenaya Therapeutics, Inc. *	3,383	9,811
Textainer Group Holdings Ltd. (China)	5,047	135,562
Theravance Biopharma, Inc. *	817	8,284
Theseus Pharmaceuticals, Inc. *	2,014	11,681

	Shares	Value
Tootsie Roll Industries, Inc.	286	$ 9,518
Travere Therapeutics, Inc. *	735	18,110
TreeHouse Foods, Inc. *	6,662	282,602
Tricida, Inc. *	3,339	34,993
Triton International Ltd. (Bermuda)	7,996	437,621
TrueBlue, Inc. *	4,356	83,112
Twist Bioscience Corp. *	2,246	79,149
Tyra Biosciences, Inc. *	1,972	17,334
United Natural Foods, Inc. *	7,101	244,061
Universal Corp.	3,223	148,387
Utah Medical Products, Inc.	11	938
Utz Brands, Inc.	939	14,179
V2X, Inc. *	1,427	50,516
Vanda Pharmaceuticals, Inc. *	7,729	76,363
Varex Imaging Corp. *	4,889	103,353
Vaxart, Inc. *	12,607	27,483
VBI Vaccines, Inc. *	24,264	17,126
Vector Group Ltd.	16,105	141,885
Vera Therapeutics, Inc. *	36	767
Veracyte, Inc. *	9,392	155,907
Verve Therapeutics, Inc. *	5,045	173,296
Viad Corp. *	2,677	84,540
ViewRay, Inc. *	2,875	10,465
Village Super Market, Inc. Class A	1,053	20,355
Vintage Wine Estates, Inc. *	3,345	9,266
Vir Biotechnology, Inc. *	9,593	184,953
Viridian Therapeutics, Inc. *	825	16,921
VistaGen Therapeutics, Inc. *	4,858	739
Vivint Smart Home, Inc. *	9,134	60,102
Weis Markets, Inc.	2,163	154,092
Whole Earth Brands, Inc. *	4,577	17,576
Willdan Group, Inc. *	1,296	19,194
WillScot Mobile Mini Holdings Corp. *	112,413	4,533,616
WW International, Inc. *	7,019	27,585
Xencor, Inc. *	7,641	198,513
Zentalis Pharmaceuticals, Inc. *	301	6,520
Zimvie, Inc. *	2,692	26,570

		46,716,482

Diversified - 0.0%
Professional Holding Corp. Class A *	1,637	42,464

Energy - 7.0%
Aemetis, Inc. *	4,133	25,294
Alto Ingredients, Inc. *	10,112	36,808
Amplify Energy Corp. *	1,208	7,937
Archaea Energy, Inc. *	5,415	97,524
Archrock, Inc.	17,749	113,949
Berry Corp.	8,438	63,285
Borr Drilling Ltd. * (United Arab Emirates)	13,583	45,096
Bristow Group, Inc. *	3,053	71,715
California Resources Corp.	9,873	379,419
Callon Petroleum Co. *	1,124	39,351
Chord Energy Corp.	2,190	299,526
Civitas Resources, Inc.	9,643	553,412
Cleanspark, Inc. *	5,359	17,042
CNX Resources Corp. *	23,080	358,432
CONSOL Energy, Inc.	283	18,203
Crescent Point Energy Corp. (TSE) (Canada)	659,560	4,058,537
Diamond Offshore Drilling, Inc. *	13,046	86,495
DMC Global, Inc. *	1,892	30,234
Dril-Quip, Inc. *	4,362	85,146
Eneti, Inc.	2,918	19,463
Equitrans Midstream Corp.	40,801	305,191
Excelerate Energy, Inc. Class A	2,488	58,219
Expro Group Holdings NV *	10,373	132,152
FuelCell Energy, Inc. *	14,217	48,480
FutureFuel Corp.	3,281	19,817
Gevo, Inc. *	26,553	60,541
Golar LNG Ltd. * (Bermuda)	12,415	309,382

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Green Plains, Inc. *	108,059	$3,141,275
Helix Energy Solutions Group, Inc. *	18,410	71,063
Helmerich & Payne, Inc.	13,451	497,283
Hunting PLC (United Kingdom)	399,412	1,041,325
Kinetik Holdings, Inc. Class A	2,095	68,255
Murphy Oil Corp.	10,932	384,478
Nabors Industries Ltd. *	160	16,232
NACCO Industries, Inc. Class A	478	22,480
National Energy Services Reunited Corp. *	4,724	28,061
Newpark Resources, Inc. *	11,227	28,292
NextDecade Corp. *	696	4,190
Noble Corp. PLC *	7,885	233,238
Northern Oil & Gas, Inc.	1,277	35,003
NOW, Inc. *	14,621	146,941
Oceaneering International, Inc. *	1,383	11,009
Oil States International, Inc. *	8,310	32,326
Patterson-UTI Energy, Inc.	9,133	106,673
PBF Energy, Inc. Class A *	9,768	343,443
Peabody Energy Corp. *	15,347	380,912
Permian Resources Corp. *	23,409	159,181
ProFrac Holding Corp. Class A *	890	13,537
ProPetro Holding Corp. *	11,237	90,458
REX American Resources Corp. *	2,307	64,411
Riley Exploration Permian, Inc.	560	10,629
Ring Energy, Inc. *	7,337	17,022
Select Energy Services, Inc. Class A *	9,617	67,030
Stem, Inc. *	970	12,940
SunCoke Energy, Inc.	10,307	59,884
Sunnova Energy International, Inc. *	12,920	285,274
TechnipFMC PLC * (United Kingdom)	519,161	4,392,102
Tidewater, Inc. *	5,477	118,851
US Silica Holdings, Inc. *	8,284	90,710
Vertex Energy, Inc. *	904	5,632
W&T Offshore, Inc. *	2,424	14,205
Warrior Met Coal, Inc.	6,026	171,379

		19,506,374

Financial - 34.8%
1st Source Corp.	2,176	100,749
Acadia Realty Trust REIT	11,447	144,461
ACNB Corp.	1,195	35,898
AFC Gamma, Inc. REIT	1,933	29,575
Agree Realty Corp. REIT	10,054	679,449
Alerus Financial Corp.	2,094	46,277
Alexander & Baldwin, Inc. REIT *	86,486	1,433,938
Allegiance Bancshares, Inc.	2,372	98,746
Amalgamated Financial Corp.	1,904	42,935
Ambac Financial Group, Inc. *	5,809	74,065
Amerant Bancorp, Inc.	3,749	93,125
American Assets Trust, Inc. REIT	6,684	171,912
American Equity Investment Life Holding Co.	9,487	353,770
American National Bankshares, Inc.	1,489	47,574
Ameris Bancorp	8,653	386,876
AMERISAFE, Inc.	2,535	118,461
Angel Oak Mortgage, Inc. REIT	1,553	18,605
Anywhere Real Estate, Inc. *	14,600	118,406
Apartment Investment & Management Co. Class A REIT	19,432	141,854
Apollo Commercial Real Estate Finance, Inc. REIT	18,342	152,239
Apple Hospitality REIT, Inc.	28,257	397,293
Arbor Realty Trust, Inc. REIT	21,390	245,985
Ares Commercial Real Estate Corp. REIT	6,025	62,961
Argo Group International Holdings Ltd.	4,072	78,427
Armada Hoffler Properties, Inc. REIT	8,604	89,310
ARMOUR Residential REIT, Inc.	14,426	70,255
Arrow Financial Corp.	2,096	60,408
Artisan Partners Asset Management, Inc. Class A	2,752	74,111
Ashford Hospitality Trust, Inc. REIT *	4,561	31,060
AssetMark Financial Holdings, Inc. *	2,605	47,645

	Shares	Value
Associated Banc-Corp.	19,710	$ 395,777
Associated Capital Group, Inc. Class A	287	10,550
Atlantic Union Bankshares Corp.	91,913	2,792,317
Atlanticus Holdings Corp. *	238	6,243
Axos Financial, Inc. *	6,834	233,928
Banc of California, Inc.	6,993	111,678
BancFirst Corp.	1,040	93,049
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	3,816	49,837
Bancorp, Inc. *	2,994	65,808
Bank First Corp.	869	66,461
Bank of Marin Bancorp	2,134	63,913
Bank of NT Butterfield & Son Ltd. (Bermuda)	6,141	199,337
BankUnited, Inc.	9,930	339,308
Bankwell Financial Group, Inc.	804	23,404
Banner Corp.	4,258	251,563
Bar Harbor Bankshares	2,008	53,252
BayCom Corp.	1,547	27,196
BCB Bancorp, Inc.	1,966	33,088
Berkshire Hills Bancorp, Inc.	5,787	157,985
BGC Partners, Inc. Class A	41,767	131,148
Blackstone Mortgage Trust, Inc. Class A REIT	22,240	519,082
Blue Foundry Bancorp *	3,373	37,609
Blue Ridge Bankshares, Inc.	2,370	30,123
Bluerock Residential Growth REIT, Inc.	2,365	63,264
Braemar Hotels & Resorts, Inc. REIT	8,759	37,664
Brandywine Realty Trust REIT	22,561	152,287
Bread Financial Holdings, Inc.	35,894	1,128,866
Bridgewater Bancshares, Inc. *	2,200	36,234
Brightsphere Investment Group, Inc.	239	3,563
BrightSpire Capital, Inc. REIT	12,165	76,761
Broadmark Realty Capital, Inc. REIT	16,858	86,144
Broadstone Net Lease, Inc. REIT	21,874	339,703
Brookfield Business Corp. Class A (Canada)	451	9,967
Brookline Bancorp, Inc.	9,498	110,652
BRT Apartments Corp. REIT	1,432	29,084
Business First Bancshares, Inc.	2,859	61,554
Byline Bancorp, Inc.	3,267	66,157
Cadence Bank	19,903	505,735
Cambridge Bancorp	929	74,078
Camden National Corp.	28,736	1,224,154
Cannae Holdings, Inc. *	9,353	193,233
Capital Bancorp, Inc.	1,230	28,413
Capital City Bank Group, Inc.	1,925	59,887
Capitol Federal Financial, Inc.	16,080	133,464
Capstar Financial Holdings, Inc.	2,794	51,773
CareTrust REIT, Inc.	11,748	212,756
Carter Bankshares, Inc. *	3,217	51,794
Cathay General Bancorp	9,517	366,024
CBL & Associates Properties, Inc. REIT	2,828	72,425
CBTX, Inc. *	2,439	71,341
Centerspace REIT	1,989	133,899
Central Pacific Financial Corp.	3,331	68,918
Chatham Lodging Trust REIT *	6,381	62,980
Chicago Atlantic Real Estate Finance, Inc.	680	9,799
Chimera Investment Corp. REIT	31,225	162,995
Citizens & Northern Corp.	2,279	55,106
City Holding Co.	1,861	165,052
City Office REIT, Inc.	5,662	56,450
Civista Bancshares, Inc.	2,025	42,039
Claros Mortgage Trust, Inc. REIT	11,927	140,023
Clipper Realty, Inc. REIT	46	321
CNB Financial Corp.	2,237	52,726
CNO Financial Group, Inc.	86,827	1,560,281
Colony Bankcorp, Inc.	2,167	28,236
Columbia Banking System, Inc.	126,795	3,663,108
Columbia Financial, Inc. *	3,019	63,791
Community Bank System, Inc.	6,655	399,832
Community Healthcare Trust, Inc. REIT	1,275	41,756
Community Trust Bancorp, Inc.	2,095	84,952
Compass Diversified Holdings	8,038	145,166
ConnectOne Bancorp, Inc.	4,894	112,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Consumer Portfolio Services, Inc. *	1,247	$9,066
Corporate Office Properties Trust REIT	13,103	304,383
Cowen, Inc. Class A	3,474	134,235
Crawford & Co. Class A	2,067	11,865
CrossFirst Bankshares, Inc. *	6,208	81,014
Cryptyde, Inc. *	960	665
CTO Realty Growth, Inc. REIT	2,184	40,928
Curo Group Holdings Corp.	738	2,959
Cushman & Wakefield PLC *	61,200	700,740
Customers Bancorp, Inc. *	4,080	120,278
CVB Financial Corp.	17,622	446,189
DiamondRock Hospitality Co. REIT	27,391	205,706
Dime Community Bancshares, Inc.	4,332	126,841
Diversified Healthcare Trust REIT	31,419	31,108
Doma Holdings, Inc. *	15,706	6,901
Donegal Group, Inc. Class A	2,181	29,422
Douglas Elliman, Inc.	9,341	38,298
Dynex Capital, Inc. REIT	5,117	59,613
Eagle Bancorp, Inc.	3,937	176,456
Easterly Government Properties, Inc. REIT	11,674	184,099
Eastern Bankshares, Inc.	16,300	320,132
eHealth, Inc. *	2,143	8,379
Ellington Financial, Inc. REIT	7,731	87,901
Empire State Realty Trust, Inc. Class A REIT	18,187	119,307
Employers Holdings, Inc.	3,482	120,094
Enact Holdings, Inc.	4,091	90,697
Encore Capital Group, Inc. *	3,072	139,715
Enova International, Inc. *	4,179	122,319
Enstar Group Ltd. *	1,478	250,654
Enterprise Bancorp, Inc.	1,196	35,772
Enterprise Financial Services Corp.	4,751	209,234
Equity Bancshares, Inc. Class A	2,117	62,727
Equity Commonwealth REIT	13,854	337,483
Esquire Financial Holdings, Inc.	248	9,312
Essent Group Ltd.	13,765	479,986
Essential Properties Realty Trust, Inc. REIT	16,404	319,058
EZCORP, Inc. Class A *	6,209	47,871
Farmers & Merchants Bancorp, Inc.	1,117	30,014
Farmers National Banc Corp.	4,471	58,525
Farmland Partners, Inc. REIT	5,639	71,446
FB Financial Corp.	4,764	182,032
Federal Agricultural Mortgage Corp. Class C	1,188	117,778
Finance Of America Cos., Inc. Class A *	2,955	4,373
Financial Institutions, Inc.	2,065	49,705
First BanCorp	22,424	306,760
First Bancorp, Inc.	1,355	37,330
First Bancorp/Southern Pines NC	12,901	471,919
First Bancshares, Inc.	2,681	80,081
First Bank	2,122	29,008
First Busey Corp.	6,882	151,266
First Business Financial Services, Inc.	1,138	36,769
First Commonwealth Financial Corp.	11,612	149,098
First Community Bankshares, Inc.	2,246	71,939
First Financial Bancorp	11,538	243,221
First Financial Corp.	1,469	66,384
First Foundation, Inc.	6,951	126,091
First Guaranty Bancshares, Inc.	731	15,994
First Internet Bancorp	1,216	41,174
First Interstate BancSystem, Inc. Class A	93,163	3,759,127
First Merchants Corp.	7,562	292,498
First Mid Bancshares, Inc.	2,605	83,282
First of Long Island Corp.	39,761	685,480
First Western Financial, Inc. *	1,047	25,809
Five Star Bancorp	1,089	30,884
Flagstar Bancorp, Inc.	6,474	216,232
Flushing Financial Corp.	3,816	73,916
Four Corners Property Trust, Inc. REIT	9,525	230,410
Franklin BSP Realty Trust, Inc. REIT	10,337	111,329
Franklin Street Properties Corp. REIT	12,647	33,262
FRP Holdings, Inc. *	861	46,804
Fulton Financial Corp.	21,517	339,969
FVCBankcorp, Inc. *	1,551	29,733

	Shares	Value
GAMCO Investors, Inc. Class A	21	$ 358
GCM Grosvenor, Inc. Class A	624	4,923
Genworth Financial, Inc. Class A *	63,285	221,498
German American Bancorp, Inc.	34,058	1,216,211
Getty Realty Corp. REIT	5,378	144,614
Glacier Bancorp, Inc.	12,745	626,162
Gladstone Commercial Corp. REIT	415	6,433
Gladstone Land Corp. REIT	1,956	35,404
Global Medical REIT, Inc.	8,282	70,563
Global Net Lease, Inc. REIT	13,527	144,063
Goosehead Insurance, Inc. Class A *	329	11,726
Granite Point Mortgage Trust, Inc. REIT	7,377	47,508
Great Southern Bancorp, Inc.	1,265	72,194
Greenlight Capital Re Ltd. Class A *	3,354	24,954
Guaranty Bancshares, Inc.	1,237	42,788
Hancock Whitney Corp.	11,307	517,974
Hanmi Financial Corp.	3,804	90,079
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	10,438	312,409
Hanover Insurance Group, Inc.	30,983	3,970,162
HarborOne Bancorp, Inc.	5,828	78,212
HBT Financial, Inc.	1,521	27,606
Heartland Financial USA, Inc.	5,408	234,491
Heritage Commerce Corp.	8,200	92,988
Heritage Financial Corp.	4,286	113,450
Hersha Hospitality Trust REIT	3,995	31,880
Highwoods Properties, Inc. REIT	5,031	135,636
Hilltop Holdings, Inc.	6,507	161,699
Hingham Institution For Savings	196	49,218
Hippo Holdings, Inc. *	2,080	38,551
Home Bancorp, Inc.	1,008	39,302
Home BancShares, Inc.	24,964	561,940
Home Point Capital, Inc.	1,000	1,540
HomeStreet, Inc.	2,331	67,156
HomeTrust Bancshares, Inc.	1,656	36,598
Hope Bancorp, Inc.	14,354	181,435
Horace Mann Educators Corp.	76,617	2,703,814
Horizon Bancorp, Inc.	5,452	97,918
Independence Realty Trust, Inc. REIT	29,065	486,257
Independent Bank Corp.	5,606	417,815
Independent Bank Corp. MI	2,988	57,071
Independent Bank Group, Inc.	4,721	289,822
Indus Realty Trust, Inc. REIT	685	35,873
Industrial Logistics Properties Trust REIT	7,952	43,736
International Bancshares Corp.	7,025	298,563
InvenTrust Properties Corp. REIT	8,791	187,512
Invesco Mortgage Capital, Inc. REIT	4,278	47,486
Investors Title Co.	143	20,163
iStar, Inc. REIT	8,631	79,923
Jackson Financial, Inc. Class A	9,907	274,919
James River Group Holdings Ltd.	4,538	103,512
John Marshall Bancorp, Inc.	1,449	35,587
Kearny Financial Corp.	8,239	87,498
Kennedy-Wilson Holdings, Inc.	15,306	236,631
Kite Realty Group Trust REIT	28,660	493,525
KKR Real Estate Finance Trust, Inc. REIT	6,701	108,891
Ladder Capital Corp. REIT	14,410	129,114
Lakeland Bancorp, Inc.	8,365	133,924
Lakeland Financial Corp.	258	18,785
Legacy Housing Corp. *	1,004	17,219
Lemonade, Inc. *	6,125	129,728
LendingClub Corp. *	12,521	138,357
Live Oak Bancshares, Inc.	975	29,835
LTC Properties, Inc. REIT	5,049	189,085
Luther Burbank Corp.	2,030	23,589
LXP Industrial Trust REIT	36,080	330,493
Macatawa Bank Corp.	3,797	35,160
Macerich Co. REIT	28,466	226,020
Manning & Napier, Inc.	1,250	15,338
MBIA, Inc. *	6,411	58,981
McGrath RentCorp	59,352	4,977,259
Mercantile Bank Corp.	2,218	65,897

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Merchants Bancorp	2,220	$51,215
Mercury General Corp.	3,560	101,175
Metrocity Bankshares, Inc.	1,942	38,141
Metropolitan Bank Holding Corp. *	1,300	83,668
MFA Financial, Inc. REIT	13,795	107,325
Mid Penn Bancorp, Inc.	2,101	60,362
Midland States Bancorp, Inc.	2,811	66,255
MidWestOne Financial Group, Inc.	2,076	56,654
Moelis & Co. Class A	4,231	143,050
Mr Cooper Group, Inc. *	9,168	371,304
MVB Financial Corp.	1,381	38,433
National Bank Holdings Corp. Class A	3,575	132,239
National Health Investors, Inc. REIT	5,641	318,886
National Western Life Group, Inc. Class A	305	52,094
Navient Corp.	14,534	213,504
NBT Bancorp, Inc.	5,235	198,668
Necessity Retail REIT, Inc. REIT	17,300	101,724
Nelnet, Inc. Class A	1,898	150,303
NETSTREIT Corp. REIT	7,645	136,157
New York Mortgage Trust, Inc. REIT	50,603	118,411
Newmark Group, Inc. Class A	17,188	138,535
Nexpoint Real Estate Finance, Inc. REIT	898	13,452
NexPoint Residential Trust, Inc. REIT	145	6,700
NI Holdings, Inc. *	1,270	16,967
Nicolet Bankshares, Inc. *	1,438	101,293
NMI Holdings, Inc. Class A *	10,194	207,652
Northeast Bank	928	34,030
Northfield Bancorp, Inc.	5,799	82,984
Northwest Bancshares, Inc.	15,095	203,933
OceanFirst Financial Corp.	7,876	146,809
Office Properties Income Trust REIT	6,348	89,189
OFG Bancorp	6,003	150,855
Old National Bancorp	38,528	634,556
Old Second Bancorp, Inc.	5,580	72,819
One Liberty Properties, Inc. REIT	2,021	42,481
Oportun Financial Corp. *	3,584	15,662
Oppenheimer Holdings, Inc. Class A	1,149	35,596
OppFi, Inc. *	2,530	5,819
Orchid Island Capital, Inc. REIT	4,886	40,065
Origin Bancorp, Inc.	2,941	113,140
Orion Office REIT, Inc. REIT	7,759	67,891
Orrstown Financial Services, Inc.	1,405	33,608
Pacific Premier Bancorp, Inc.	11,503	356,133
Paramount Group, Inc. REIT	24,325	151,545
Park National Corp.	1,878	233,773
Parke Bancorp, Inc.	1,451	30,413
Pathward Financial, Inc.	2,593	85,465
PCB Bancorp	1,656	29,924
PCSB Financial Corp.	1,662	29,800
Peapack-Gladstone Financial Corp.	2,350	79,078
Pebblebrook Hotel Trust REIT	16,949	245,930
PennyMac Financial Services, Inc.	3,679	157,829
PennyMac Mortgage Investment Trust REIT	9,734	114,667
Peoples Bancorp, Inc.	47,456	1,372,902
Peoples Financial Services Corp.	949	44,451
Perella Weinberg Partners	1,172	7,419
Physicians Realty Trust REIT	29,496	443,620
Piedmont Office Realty Trust, Inc. Class A REIT	15,997	168,928
Pioneer Bancorp, Inc. *	1,373	13,071
Piper Sandler Cos.	2,227	233,256
Plymouth Industrial REIT, Inc. REIT	5,183	87,126
Postal Realty Trust, Inc. Class A REIT	1,123	16,474
PotlatchDeltic Corp. REIT	9,416	386,433
PRA Group, Inc. *	5,015	164,793
Preferred Bank	787	51,336
Premier Financial Corp.	4,857	124,825
Primis Financial Corp.	3,010	36,511
ProAssurance Corp.	6,683	130,385
Provident Bancorp, Inc.	1,948	27,876
Provident Financial Services, Inc.	9,266	180,687
QCR Holdings, Inc.	2,131	108,553

	Shares	Value
Radian Group, Inc.	21,097	$ 406,961
Radius Global Infrastructure, Inc. Class A *	9,879	93,060
RBB Bancorp	2,066	42,931
RE/MAX Holdings, Inc. Class A	2,619	49,525
Ready Capital Corp. REIT	10,071	102,120
Red River Bancshares, Inc.	593	29,312
Redwood Trust, Inc. REIT	15,647	89,814
Regional Management Corp.	1,016	28,489
Renasant Corp.	6,816	213,204
Republic Bancorp, Inc. Class A	1,203	46,075
Republic First Bancorp, Inc. *	5,570	15,763
Retail Opportunity Investments Corp. REIT	15,817	217,642
RLJ Lodging Trust REIT	21,040	212,925
RMR Group, Inc. Class A	702	16,630
Root, Inc. Class A *	993	7,825
RPT Realty REIT	10,948	82,767
Ryman Hospitality Properties, Inc. REIT	7,034	517,632
S&T Bancorp, Inc.	4,754	139,340
Sabra Health Care REIT, Inc.	30,164	395,752
Safehold, Inc. REIT	1,106	29,265
Safety Insurance Group, Inc.	1,811	147,705
Sandy Spring Bancorp, Inc.	5,842	205,989
Saul Centers, Inc. REIT	63	2,363
Sculptor Capital Management, Inc.	1,804	15,947
Seacoast Banking Corp. of Florida	7,446	225,093
Selective Insurance Group, Inc.	22,142	1,802,359
Selectquote, Inc. *	17,015	12,421
Seritage Growth Properties REIT *	5,277	47,599
Service Properties Trust REIT	21,932	113,827
Shore Bancshares, Inc.	2,405	41,655
Sierra Bancorp	2,143	42,324
Silvergate Capital Corp. Class A *	873	65,781
Simmons First National Corp. Class A	15,438	336,394
SiriusPoint Ltd. * (Bermuda)	11,273	55,801
SITE Centers Corp. REIT	25,763	275,922
SmartFinancial, Inc.	2,099	51,866
South Plains Financial, Inc.	1,359	37,454
Southern First Bancshares, Inc. *	1,056	43,993
Southern Missouri Bancorp, Inc.	1,044	53,275
Southside Bancshares, Inc.	3,925	138,788
SouthState Corp.	57,340	4,536,741
STAG Industrial, Inc. REIT	45,998	1,307,723
Sterling Bancorp, Inc. *	2,502	15,087
Stewart Information Services Corp.	3,324	145,059
Stock Yards Bancorp, Inc.	589	40,058
StoneX Group, Inc. *	2,075	172,101
Stratus Properties, Inc.	724	16,869
Summit Financial Group, Inc.	1,473	39,683
Summit Hotel Properties, Inc. REIT	13,716	92,172
Sunlight Financial Holdings, Inc. *	3,199	3,967
Sunstone Hotel Investors, Inc. REIT	259,764	2,446,977
SWK Holdings Corp. *	437	7,429
Terreno Realty Corp. REIT	9,792	518,878
Texas Capital Bancshares, Inc. *	6,543	386,233
Third Coast Bancshares, Inc. *	1,622	27,752
Tiptree, Inc.	2,923	31,451
Tompkins Financial Corp.	1,863	135,291
Towne Bank	8,920	239,324
TPG RE Finance Trust, Inc. REIT	8,680	60,760
Transcontinental Realty Investors, Inc. REIT *	82	3,309
Trean Insurance Group, Inc. *	3,143	10,686
TriCo Bancshares	36,614	1,634,815
Triumph Bancorp, Inc. *	1,953	106,146
TrustCo Bank Corp.	2,305	72,423
Trustmark Corp.	7,658	234,565
Two Harbors Investment Corp. REIT	44,914	149,114
UMB Financial Corp.	5,788	487,871
UMH Properties, Inc. REIT	1,177	19,009
United Bankshares, Inc.	17,136	612,612
United Community Banks, Inc.	13,377	442,779
United Fire Group, Inc.	2,785	80,013
Uniti Group, Inc. REIT	31,103	216,166

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Unity Bancorp, Inc.	1,022	$25,662
Universal Insurance Holdings, Inc.	2,706	26,654
Univest Financial Corp.	3,813	89,529
Urban Edge Properties REIT	15,055	200,834
Urstadt Biddle Properties, Inc. Class A REIT	3,673	56,968
USCB Financial Holdings, Inc. *	1,460	19,141
Valley National Bancorp	56,636	611,669
Velocity Financial, Inc. *	1,275	13,821
Veris Residential, Inc. REIT *	11,271	128,151
Veritex Holdings, Inc.	5,068	134,758
Victory Capital Holdings, Inc. Class A	1,511	35,221
Virtus Investment Partners, Inc.	813	129,690
Walker & Dunlop, Inc.	1,239	103,741
Washington Federal, Inc.	8,437	252,941
Washington Real Estate Investment Trust REIT	11,424	200,605
Washington Trust Bancorp, Inc.	32,234	1,498,236
Waterstone Financial, Inc.	2,680	43,309
WesBanco, Inc.	7,703	257,049
West BanCorp, Inc.	2,043	42,515
Westamerica BanCorp	2,571	134,438
Whitestone REIT	6,157	52,088
World Acceptance Corp. *	167	16,169
WSFS Financial Corp.	71,487	3,321,286
Xenia Hotels & Resorts, Inc. REIT	15,177	209,291

		97,501,587

Industrial - 15.9%
908 Devices, Inc. *	2,120	34,874
AAR Corp. *	4,409	157,930
Aerojet Rocketdyne Holdings, Inc. *	57,804	2,311,582
AerSale Corp. *	1,930	35,782
Air Transport Services Group, Inc. *	4,773	114,982
Akoustis Technologies, Inc. *	1,417	4,208
Alamo Group, Inc.	191	23,354
Albany International Corp. Class A	3,315	261,321
Allied Motion Technologies, Inc.	103	2,948
Altra Industrial Motion Corp.	8,525	286,610
American Woodmark Corp. *	2,056	90,176
AMMO, Inc. *	10,804	31,656
Apogee Enterprises, Inc.	35,152	1,343,509
ArcBest Corp.	2,161	157,169
Archer Aviation, Inc. Class A *	18,624	48,609
Arcosa, Inc.	6,338	362,407
Ardmore Shipping Corp. * (Ireland)	4,513	41,204
Argan, Inc.	1,704	54,818
Astec Industries, Inc.	18,133	565,568
Astra Space, Inc. *	18,411	11,249
Astronics Corp. *	3,090	24,287
Atlas Air Worldwide Holdings, Inc. *	3,645	348,353
Atlas Technical Consultants, Inc. *	750	4,987
AZZ, Inc.	3,178	116,029
Barnes Group, Inc.	6,485	187,287
Belden, Inc.	2,625	157,552
Benchmark Electronics, Inc.	101,905	2,525,206
Boise Cascade Co.	4,096	243,548
Brady Corp. Class A	1,390	58,005
Caesarstone Ltd.	2,970	27,651
Centrus Energy Corp. Class A *	1,210	49,586
Chase Corp.	682	56,995
CIRCOR International, Inc. *	1,628	26,846
Coherent Corp. *	3,029	105,561
Columbus McKinnon Corp.	8,049	210,562
Comtech Telecommunications Corp.	3,213	32,162
Concrete Pumping Holdings, Inc. *	3,298	21,272
Costamare, Inc. (Monaco)	6,840	61,218
Covenant Logistics Group, Inc.	1,315	37,740
CryoPort, Inc. *	1,002	24,409
CTS Corp.	23,835	992,728
DHT Holdings, Inc.	18,159	137,282
Dorian LPG Ltd.	4,106	55,718

	Shares	Value
Ducommun, Inc. *	1,491	$ 59,133
DXP Enterprises, Inc. *	2,012	47,644
Eagle Bulk Shipping, Inc.	1,736	74,960
Eastman Kodak Co. *	7,294	33,479
Encore Wire Corp.	2,399	277,180
EnerSys	4,735	275,435
EnPro Industries, Inc.	2,714	230,636
ESCO Technologies, Inc.	3,070	225,461
ESS Tech, Inc. *	1,074	4,393
Evolv Technologies Holdings, Inc. *	10,505	22,271
FARO Technologies, Inc. *	2,257	61,932
Fathom Digital Manufacturing C *	1,446	2,935
FLEX LNG Ltd. * (Norway)	3,732	118,192
Fluor Corp. *	1,557	38,754
Frontdoor, Inc. *	10,771	219,621
Frontline Ltd. (Norway)	16,235	177,448
GATX Corp.	4,364	371,595
Genco Shipping & Trading Ltd.	4,765	59,705
Gibraltar Industries, Inc. *	4,167	170,555
Golden Ocean Group Ltd. * (Norway)	15,868	118,534
GoPro, Inc. Class A *	16,966	83,642
Gorman-Rupp Co.	2,310	54,955
Granite Construction, Inc.	5,769	146,475
Great Lakes Dredge & Dock Corp. *	172,062	1,304,230
Greenbrier Cos., Inc.	56,506	1,371,401
Greif, Inc. Class A	2,856	170,132
Greif, Inc. Class B	608	36,966
Griffon Corp.	2,927	86,405
Harsco Corp. *	10,170	38,036
Heartland Express, Inc.	6,297	90,110
Heritage-Crystal Clean, Inc. *	1,873	55,385
Hillenbrand, Inc.	4,508	165,534
Hillman Solutions Corp. *	17,758	133,895
Hub Group, Inc. Class A *	4,400	303,512
Hydrofarm Holdings Group, Inc. *	5,698	11,054
Hyster-Yale Materials Handling, Inc.	1,468	31,577
Ichor Holdings Ltd. *	3,611	87,422
IES Holdings, Inc. *	305	8,424
International Seaways, Inc.	6,438	226,167
Itron, Inc. *	5,446	229,331
JELD-WEN Holding, Inc. *	7,123	62,326
Joby Aviation, Inc. *	3,090	13,380
Kaman Corp.	3,692	103,118
Kennametal, Inc.	10,620	218,560
Kimball Electronics, Inc. *	3,137	53,800
Knowles Corp. *	260,312	3,167,997
Kratos Defense & Security Solutions, Inc. *	16,353	166,146
Li-Cycle Holdings Corp. * (Canada)	11,061	58,844
Luxfer Holdings PLC (United Kingdom)	1,952	28,304
Manitowoc Co., Inc. *	4,265	33,054
Marten Transport Ltd.	1,799	34,469
Masonite International Corp. *	4,564	325,368
Materion Corp.	178	14,240
Matson, Inc.	5,013	308,400
Matthews International Corp. Class A	3,845	86,166
Mirion Technologies, Inc. *	18,014	134,565
Modine Manufacturing Co. *	6,416	83,023
Momentus, Inc. *	4,527	6,202
Moog, Inc. Class A	3,171	223,080
Mueller Industries, Inc.	4,679	278,120
National Presto Industries, Inc.	625	40,656
NL Industries, Inc.	952	7,359
nLight, Inc. *	6,137	57,995
Nordic American Tankers Ltd.	24,857	66,368
Northwest Pipe Co. *	932	26,189
NuScale Power Corp. *	3,974	46,416
O-I Glass, Inc. *	3,989	51,658
Olympic Steel, Inc.	1,167	26,619
OSI Systems, Inc. *	1,857	133,815
Pactiv Evergreen, Inc.	5,396	47,107
Park Aerospace Corp.	2,386	26,341
Plexus Corp. *	507	44,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Powell Industries, Inc.	1,122	$23,652
Primoris Services Corp.	37,526	609,797
Proto Labs, Inc. *	3,083	112,314
PureCycle Technologies, Inc. *	2,905	23,443
Radiant Logistics, Inc. *	3,478	19,790
Ranpak Holdings Corp. *	5,638	19,282
RBC Bearings, Inc. *	3,190	662,914
Redwire Corp. *	2,476	5,893
Regal Rexnord Corp.	8,260	1,159,374
Ryerson Holding Corp.	2,298	59,150
Safe Bulkers, Inc. (Greece)	10,025	24,762
Saia, Inc. *	8,514	1,617,660
Sanmina Corp. *	7,409	341,407
Scorpio Tankers, Inc. (Monaco)	6,339	266,492
SFL Corp. Ltd. (Norway)	15,373	140,048
Sight Sciences, Inc. *	2,394	15,202
Smith & Wesson Brands, Inc.	5,476	56,786
SPX Technologies, Inc. *	5,695	314,478
Standex International Corp.	1,559	127,292
Stantec, Inc. (TSE) (Canada)	54,135	2,374,125
Sterling Infrastructure, Inc. *	648	13,913
Stoneridge, Inc. *	3,025	51,274
Sturm Ruger & Co., Inc.	178	9,041
Summit Materials, Inc. Class A *	145,594	3,488,432
Teekay Corp. * (Bermuda)	8,566	30,752
Teekay Tankers Ltd. Class A * (Bermuda)	2,946	81,133
Tennant Co.	1,385	78,336
Terex Corp.	4,486	133,414
Thermon Group Holdings, Inc. *	4,107	63,289
Timken Co.	45,183	2,667,604
TimkenSteel Corp. *	6,143	92,084
Tredegar Corp.	3,586	33,852
TriMas Corp.	5,420	135,879
Trinity Industries, Inc.	9,228	197,018
Triumph Group, Inc. *	8,615	74,003
TTM Technologies, Inc. *	12,933	170,457
Turtle Beach Corp. *	683	4,658
Tutor Perini Corp. *	5,353	29,549
UFP Industries, Inc.	51,240	3,697,478
Universal Logistics Holdings, Inc.	251	7,962
View, Inc. *	15,507	20,779
Vishay Intertechnology, Inc.	17,239	306,682
Vishay Precision Group, Inc. *	1,555	46,012
Werner Enterprises, Inc.	7,234	271,998
Worthington Industries, Inc.	4,050	154,467

		44,477,461

Technology - 6.0%
1Life Healthcare, Inc. *	23,491	402,871
3D Systems Corp. *	16,457	131,327
ACI Worldwide, Inc. *	166,285	3,475,356
ACM Research, Inc. Class A *	5,318	66,262
ACV Auctions, Inc. Class A *	7,508	53,983
Allscripts Healthcare Solutions, Inc. *	14,227	216,677
Alpha & Omega Semiconductor Ltd. *	624	19,194
American Software, Inc. Class A	870	13,328
Amkor Technology, Inc.	10,472	178,548
Avaya Holdings Corp. *	11,001	17,492
Avid Technology, Inc. *	1,738	40,426
AvidXchange Holdings, Inc. *	2,078	17,497
AXT, Inc. *	5,075	34,002
Bandwidth, Inc. Class A *	2,408	28,655
Benefitfocus, Inc. *	936	5,944
Blackbaud, Inc. *	359	15,818
Blend Labs, Inc. Class A *	23,761	52,512
Brightcove, Inc. *	1,489	9,381
C3.ai, Inc. Class A *	7,622	95,275
Cantaloupe, Inc. *	3,557	12,378
Cardlytics, Inc. *	4,307	40,486
Cerence, Inc. *	5,118	80,608
Cohu, Inc. *	44,734	1,153,243

	Shares	Value
Computer Programs & Systems, Inc. *	1,752	$ 48,846
Conduent, Inc. *	22,275	74,398
Consensus Cloud Solutions, Inc. *	1,128	53,354
Convey Health Solutions Holdings, Inc. *	2,229	23,427
Corsair Gaming, Inc. *	2,288	25,969
Cvent Holding Corp. *	6,253	32,828
Daily Journal Corp. *	151	38,715
Desktop Metal, Inc. Class A *	33,673	87,213
Diebold Nixdorf, Inc. *	2,260	5,514
Digi International, Inc. *	2,926	101,152
Diodes, Inc. *	1,604	104,116
Donnelley Financial Solutions, Inc. *	3,155	116,640
E2open Parent Holdings, Inc. *	26,373	160,084
Ebix, Inc.	2,761	52,376
eGain Corp. *	1,396	10,261
EverCommerce, Inc. *	2,755	30,112
Faraday Future Intelligent Electric, Inc. *	5,854	3,724
Fastly, Inc. Class A *	14,561	133,379
ForgeRock, Inc. Class A *	1,000	14,530
Health Catalyst, Inc. *	7,444	72,207
Hims & Hers Health, Inc. *	2,265	12,639
Impinj, Inc. *	239	19,127
Inseego Corp. *	11,111	23,000
Insight Enterprises, Inc. *	635	52,330
Inspired Entertainment, Inc. *	880	7,770
Instructure Holdings, Inc. *	1,928	42,956
Integral Ad Science Holding Corp. *	3,414	24,717
IonQ, Inc. *	13,430	68,090
Kaleyra, Inc. * (Italy)	3,544	3,438
Latch, Inc. *	14,175	13,517
LiveVox Holdings, Inc. *	3,047	8,989
Loyalty Ventures, Inc. *	1,995	2,414
Markforged Holding Corp. *	12,822	25,388
Matterport, Inc. *	7,997	30,309
Maximus, Inc.	481	27,835
MicroStrategy, Inc. Class A *	501	106,342
N-Able, Inc. *	1,175	10,845
NetScout Systems, Inc. *	143,067	4,480,858
NextGen Healthcare, Inc. *	3,831	67,809
Olo, Inc. Class A *	11,637	91,932
ON24, Inc. *	5,334	46,939
OneSpan, Inc. *	3,304	28,447
Onto Innovation, Inc. *	7,573	485,051
Ouster, Inc. *	17,433	16,795
Outbrain, Inc. *	5,098	18,608
PAR Technology Corp. *	2,188	64,612
Parsons Corp. *	4,417	173,146
Pear Therapeutics, Inc. *	5,232	10,673
Photronics, Inc. *	2,098	30,673
Phreesia, Inc. *	3,337	85,027
Ping Identity Holding Corp. *	10,037	281,739
Playstudios, Inc. *	5,078	17,722
Porch Group, Inc. *	10,500	23,625
PowerSchool Holdings, Inc. Class A *	3,846	64,190
PROS Holdings, Inc. *	1,872	46,238
PubMatic, Inc. Class A *	562	9,346
Rackspace Technology, Inc. *	7,623	31,102
Rambus, Inc. *	2,360	59,991
Rigetti Computing, Inc. *	3,974	7,471
Sapiens International Corp. NV (Israel)	1,147	21,999
SecureWorks Corp. Class A *	1,266	10,191
Sharecare, Inc. *	38,391	72,943
Skillsoft Corp. *	10,311	18,869
Skillz, Inc. *	39,487	40,277
Software AG (Germany)	84,981	1,937,560
SolarWinds Corp. *	6,495	50,336
Sumo Logic, Inc. *	5,387	40,402
Ultra Clean Holdings, Inc. *	3,872	99,704
Unisys Corp. *	1,994	15,055
Upland Software, Inc. *	3,706	30,130
Veeco Instruments, Inc. *	1,480	27,114
Verint Systems, Inc. *	740	24,849

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Vuzix Corp. *	1,145	$6,630
Xerox Holdings Corp.	15,060	196,985
Xperi Holding Corp. *	13,775	194,778

		16,759,630

Utilities - 2.6%
ALLETE, Inc.	7,468	373,773
Altus Power, Inc. *	3,448	37,962
American States Water Co.	2,567	200,098
Artesian Resources Corp. Class A	377	18,141
Avista Corp.	9,612	356,125
Black Hills Corp.	14,009	948,830
California Water Service Group	5,198	273,883
Chesapeake Utilities Corp.	1,004	115,852
IDACORP, Inc.	1,550	153,465
MGE Energy, Inc.	2,709	177,792
New Jersey Resources Corp.	11,557	447,256
Northwest Natural Holding Co.	4,484	194,516
NorthWestern Corp.	7,174	353,535
ONE Gas, Inc.	7,075	498,009
Ormat Technologies, Inc.	2,616	225,499
Otter Tail Corp.	2,991	184,006
PNM Resources, Inc.	11,185	511,490
Portland General Electric Co.	11,697	508,352
SJW Group	3,492	201,139
South Jersey Industries, Inc.	16,002	534,787
Southwest Gas Holdings, Inc. *	7,875	549,281
Spire, Inc.	6,744	420,353
Unitil Corp.	2,048	95,130
Via Renewables, Inc.	234	1,617

		7,380,891

Total Common Stocks (Cost $340,395,329)		276,612,115

	Principal Amount
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreement - 0.5%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $1,528,341; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $1,558,632)	$1,527,997	1,527,997

U.S. Government Agency Issue - 1.0%
Federal Home Loan Bank 0.010% due 10/03/22	2,655,000	2,655,000

Total Short-Term Investments (Cost $4,182,614)		4,182,997

TOTAL INVESTMENTS - 100.2% (Cost $344,583,877)		280,801,437

DERIVATIVES - (0.0%)		(114,020)

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(533,142)

NET ASSETS - 100.0%		$280,154,275

Notes to Schedule of Investments

(a)

An investment with a value of $391 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/22	144	$1,316,276	$1,202,256	($114,020)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$6,325	$-	$5,934	$391
	Common Stocks
	Basic Materials	9,547,822	8,284,820	1,263,002	-
	Communications	4,863,618	4,863,618	-	-
	Consumer, Cyclical	29,815,786	29,192,078	623,708	-
	Consumer, Non-Cyclical	46,716,482	42,818,018	3,898,464	-
	Diversified	42,464	42,464	-	-
	Energy	19,506,374	19,506,374	-	-
	Financial	97,501,587	97,501,587	-	-
	Industrial	44,477,461	44,477,461	-	-
	Technology	16,759,630	14,822,070	1,937,560	-
	Utilities	7,380,891	7,380,891	-	-

	Total Common Stocks	276,612,115	268,889,381	7,722,734	-

	Short-Term Investments	4,182,997	-	4,182,997	-

	Total Assets	280,801,437	268,889,381	11,911,665	391

Liabilities	Derivatives:
	Equity Contracts
	Futures	(114,020)	(114,020)	-	-
	Due to Custodian	(651)		(651)

	Total Liabilities	(114,671)	(114,020)	(651)	-

	Total	$280,686,766	$268,775,361	$11,911,014	$391

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Basic Materials - 5.3%
Axalta Coating Systems Ltd. *	201,310	$4,239,589
Element Solutions, Inc.	279,833	4,552,883
Ingevity Corp. *	70,505	4,274,718

		13,067,190

Communications - 2.7%
Open Lending Corp. Class A *	177,031	1,423,329
Q2 Holdings, Inc. *	96,060	3,093,132
Vivid Seats, Inc. Class A	282,442	2,163,506

		6,679,967

Consumer, Cyclical - 15.1%
Brunswick Corp.	52,148	3,413,087
Five Below, Inc. *	24,940	3,433,490
Funko, Inc. Class A *	8,072	163,216
Genius Sports Ltd. * (United Kingdom)	306,715	1,125,644
JetBlue Airways Corp. *	234,916	1,557,493
Leslie’s, Inc. *	255,101	3,752,536
Manchester United PLC Class A (United Kingdom)	320,906	4,258,423
Methode Electronics, Inc.	70,640	2,624,276
Ollie’s Bargain Outlet Holdings, Inc. *	55,202	2,848,423
On Holding AG Class A * (Switzerland)	91,660	1,471,143
Penn Entertainment, Inc. *	120,957	3,327,527
Petco Health & Wellness Co., Inc. *	228,777	2,553,151
Skechers USA, Inc. Class A *	126,342	4,007,568
Visteon Corp. *	27,853	2,954,089

		37,490,066

Consumer, Non-Cyclical - 24.6%
Abcam PLC * (United Kingdom)	163,580	2,442,532
Adaptive Biotechnologies Corp. *	65,277	464,772
Allovir, Inc. *	65,285	515,099
Annexon, Inc. *	62,479	386,120
BioAtla, Inc. *	41,539	319,850
Bioxcel Therapeutics, Inc. *	34,993	413,617
Boyd Group Services, Inc. (Canada)	20,984	2,642,463
Bright Horizons Family Solutions, Inc. *	27,010	1,557,127
Bruker Corp.	53,881	2,858,926
Certara, Inc. *	218,972	2,907,948
Collegium Pharmaceutical, Inc. *	64,771	1,037,631
Duckhorn Portfolio, Inc. *	165,547	2,388,843
Envista Holdings Corp. *	90,654	2,974,358
European Wax Center, Inc. Class A	132,020	2,435,769
Guardant Health, Inc. *	16,000	861,280
Harmony Biosciences Holdings, Inc. *	31,173	1,380,652
HealthEquity, Inc. *	45,139	3,031,987
Immunocore Holdings PLC ADR * (United Kingdom)	28,120	1,319,953
Lyell Immunopharma, Inc. *	82,623	605,627
Maravai LifeSciences Holdings, Inc. Class A *	93,468	2,386,238
MaxCyte, Inc. *	191,054	1,241,851
Neurocrine Biosciences, Inc. *	13,660	1,450,829
Nuvei Corp. * ~ (Canada)	71,469	1,933,236
Oatly Group AB ADR *	246,312	647,801
Optinose, Inc. *	155,486	569,079
Oxford Nanopore Technologies PLC * (United Kingdom)	219,750	619,855
Paylocity Holding Corp. *	6,924	1,672,700
Payoneer Global, Inc. *	318,600	1,927,530
Prelude Therapeutics, Inc. *	40,093	265,015
PROCEPT BioRobotics Corp. *	27,627	1,145,415
Recursion Pharmaceuticals, Inc. Class A *	72,001	766,091

	Shares	Value
Remitly Global, Inc. *	254,551	$ 2,830,607
Ritchie Bros Auctioneers, Inc. (Canada)	54,663	3,415,344
Sabre Corp. *	382,705	1,970,931
Sana Biotechnology, Inc. *	63,896	383,376
Silk Road Medical, Inc. *	26,419	1,188,855
SpringWorks Therapeutics, Inc. *	33,780	963,743
Syneos Health, Inc. *	85,043	4,009,777
Twist Bioscience Corp. *	26,222	924,063

		60,856,890

Energy - 3.6%
ChampionX Corp.	259,856	5,085,382
Magnolia Oil & Gas Corp. Class A	195,592	3,874,677

		8,960,059

Financial - 11.3%
Big Yellow Group PLC REIT (United Kingdom)	99,270	1,174,827
First Interstate BancSystem, Inc. Class A	82,774	3,339,931
Focus Financial Partners, Inc. Class A *	85,235	2,685,755
GCM Grosvenor, Inc. Class A	250,710	1,978,102
Hamilton Lane, Inc. Class A	72,529	4,323,454
Pacific Premier Bancorp, Inc.	18,724	579,695
Prosperity Bancshares, Inc.	50,797	3,387,144
STAG Industrial, Inc. REIT	116,199	3,303,537
Umpqua Holdings Corp.	132,305	2,261,092
United Community Banks, Inc.	59,661	1,974,779
WisdomTree Investments, Inc.	656,571	3,072,752

		28,081,068

Industrial - 14.3%
Advanced Energy Industries, Inc.	58,648	4,539,942
AeroVironment, Inc. *	15,802	1,317,255
AZEK Co., Inc. *	261,155	4,340,396
Cactus, Inc. Class A	77,861	2,992,198
CryoPort, Inc. *	76,726	1,869,045
Gerresheimer AG (Germany)	47,664	2,327,235
GFL Environmental, Inc. (Canada)	155,663	3,936,717
Hydrofarm Holdings Group, Inc. *	125,263	243,010
Knight-Swift Transportation Holdings, Inc.	65,723	3,215,827
Kratos Defense & Security Solutions, Inc. *	76,077	772,942
Littelfuse, Inc.	13,348	2,652,114
Saia, Inc. *	8,211	1,560,090
Sensata Technologies Holding PLC	116,687	4,350,091
Trex Co., Inc. *	32,303	1,419,394

		35,536,256

Technology - 19.4%
ACV Auctions, Inc. Class A *	315,346	2,267,338
Alkami Technology, Inc. *	190,646	2,869,222
CACI International, Inc. Class A *	11,694	3,052,836
Corsair Gaming, Inc. *	92,660	1,051,691
Definitive Healthcare Corp. *	88,854	1,380,791
DoubleVerify Holdings, Inc. *	113,181	3,095,500
Everbridge, Inc. *	39,331	1,214,541
ExlService Holdings, Inc. *	37,563	5,535,284
Expensify, Inc. Class A *	86,942	1,293,697
Five9, Inc. *	25,682	1,925,636
Keywords Studios PLC (Ireland)	137,101	3,497,409
nCino, Inc. *	38,719	1,320,705
Outset Medical, Inc. *	53,700	855,441
Paycor HCM, Inc. *	80,101	2,367,786
Procore Technologies, Inc. *	49,449	2,446,737
Rapid7, Inc. *	66,556	2,855,252
TaskUS, Inc. Class A * (Philippines)	166,706	2,683,967
Thoughtworks Holding, Inc. *	285,784	2,997,874
WNS Holdings Ltd. ADR * (India)	64,552	5,282,936

		47,994,643

Total Common Stocks (Cost $327,173,964)		238,666,139

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.7%
Repurchase Agreement - 4.7%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $11,751,201; collateralized by U.S. Treasury Notes: 3.000% due 07/15/25 and value $11,983,552)	$11,748,558	$11,748,558

Total Short-Term Investment (Cost $11,748,558)		11,748,558

TOTAL INVESTMENTS - 101.0% (Cost $338,922,522)		250,414,697

OTHER ASSETS & LIABILITIES, NET - (1.0%)		(2,581,683)

NET ASSETS - 100.0%		$247,833,014

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$13,067,190	$13,067,190	$-	$-
	Communications	6,679,967	6,679,967	-	-
	Consumer, Cyclical	37,490,066	37,490,066	-	-
	Consumer, Non-Cyclical	60,856,890	57,794,503	3,062,387	-
	Energy	8,960,059	8,960,059	-	-
	Financial	28,081,068	26,906,241	1,174,827	-
	Industrial	35,536,256	33,209,021	2,327,235	-
	Technology	47,994,643	44,497,234	3,497,409	-

	Total Common Stocks	238,666,139	228,604,281	10,061,858	-

	Short-Term Investment	11,748,558	-	11,748,558	-

	Total	$250,414,697	$228,604,281	$21,810,416	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	3,861	$9,803
Contra Zogenix, Inc. - Contingent Value Rights *	16,407	11,157
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	216	221

		21,181

Total Rights (Cost $11,600)		21,181

COMMON STOCKS - 99.2%
Basic Materials - 3.4%
5E Advanced Materials, Inc. *	9,151	92,974
AdvanSix, Inc.	7,679	246,496
American Vanguard Corp.	8,284	154,911
Amyris, Inc. *	54,589	159,400
Arconic Corp. *	28,704	489,116
ATI, Inc. *	34,700	923,367
Avient Corp.	25,552	774,226
Balchem Corp.	8,899	1,081,940
Cabot Corp.	15,619	997,898
Carpenter Technology Corp.	13,392	417,027
Century Aluminum Co. *	14,853	78,424
Clearwater Paper Corp. *	4,741	178,262
Codexis, Inc. *	17,304	104,862
Coeur Mining, Inc. *	75,756	259,086
Commercial Metals Co.	33,548	1,190,283
Compass Minerals International, Inc.	9,632	371,121
Constellium SE *	35,292	357,861
Dakota Gold Corp. *	12,680	38,674
Danimer Scientific, Inc. *	25,743	75,942
Diversey Holdings Ltd. *	21,973	106,789
Ecovyst, Inc. *	19,210	162,132
Energy Fuels, Inc. *	44,174	270,345
Glatfelter Corp.	12,856	39,982
Hawkins, Inc.	5,475	213,470
Haynes International, Inc.	3,593	126,186
HB Fuller Co.	14,833	891,463
Hecla Mining Co.	152,830	602,150
Hycroft Mining Holding Corp. *	39,779	24,046
Ingevity Corp. *	10,748	651,651
Innospec, Inc.	6,958	596,092
Intrepid Potash, Inc. *	3,035	120,095
Ivanhoe Electric, Inc. *	3,297	27,200
Kaiser Aluminum Corp.	4,444	272,639
Koppers Holdings, Inc.	5,918	122,976
Kronos Worldwide, Inc.	6,400	59,776
Lightwave Logic, Inc. *	31,166	228,758
Livent Corp. *	45,344	1,389,794
Mativ Holdings, Inc.	15,234	336,367
Minerals Technologies, Inc.	9,060	447,655
Novagold Resources, Inc. * (Canada)	68,192	319,820
Origin Materials, Inc. *	29,507	152,256
Orion Engineered Carbons SA (Germany)	16,867	225,174
Perimeter Solutions SA * (Luxembourg)	33,783	270,602
Piedmont Lithium, Inc. *	4,870	260,496
PolyMet Mining Corp. * (Canada)	8,226	23,691
Quaker Chemical Corp.	3,775	545,035
Rayonier Advanced Materials, Inc. *	17,403	54,819
Resolute Forest Products, Inc. *	12,571	251,420
Rogers Corp. *	5,246	1,268,902
Schnitzer Steel Industries, Inc. Class A	7,386	210,206

	Shares	Value
Sensient Technologies Corp.	11,670	$ 809,198
Stepan Co.	5,879	550,686
Sylvamo Corp.	9,884	335,068
Terawulf, Inc. *	5,805	7,314
Trinseo PLC	9,800	179,536
Tronox Holdings PLC Class A	32,950	403,638
Unifi, Inc. *	4,126	39,238
Ur-Energy, Inc. *	56,830	61,945
Uranium Energy Corp. *	89,533	313,366
US Lime & Minerals, Inc.	588	60,094
Valhi, Inc.	693	17,436

		21,041,376

Communications - 4.2%
1-800-Flowers.com, Inc. Class A *	7,662	49,726
1stdibs.com, Inc. *	7,333	46,125
A10 Networks, Inc.	18,815	249,675
AdTheorent Holding Co., Inc. *	7,672	16,495
ADTRAN Holdings, Inc.	19,814	387,958
Advantage Solutions, Inc. *	21,768	46,366
aka Brands Holding Corp. *	4,330	6,278
Allbirds, Inc. Class A *	26,001	79,043
AMC Networks, Inc. Class A *	8,364	169,789
Anterix, Inc. *	4,929	176,064
Arena Group Holdings, Inc. *	2,835	37,138
ATN International, Inc.	3,134	120,878
Audacy, Inc. *	35,074	13,542
Aviat Networks, Inc. *	1,902	52,077
BARK, Inc. *	31,852	57,971
Blade Air Mobility, Inc. *	15,595	62,848
Boston Omaha Corp. Class A *	6,130	141,235
Bumble, Inc. Class A *	24,281	521,799
Calix, Inc. *	15,822	967,357
Cambium Networks Corp. *	3,080	52,114
Cargurus, Inc. *	28,645	405,900
CarParts.com, Inc. *	13,897	71,847
Cars.com, Inc. *	18,860	216,890
Casa Systems, Inc. *	9,884	30,937
ChannelAdvisor Corp. *	7,976	180,736
Clear Channel Outdoor Holdings, Inc. *	103,484	141,773
Clearfield, Inc. *	3,285	343,742
Cogent Communications Holdings, Inc.	12,261	639,534
CommScope Holding Co., Inc. *	57,266	527,420
Consolidated Communications Holdings, Inc. *	20,547	85,476
ContextLogic, Inc. Class A *	159,275	116,892
Couchbase, Inc. *	7,320	104,456
Credo Technology Group Holding Ltd. *	26,620	292,820
Cumulus Media, Inc. Class A *	4,944	34,756
Cyxtera Technologies, Inc. *	10,853	44,280
DHI Group, Inc. *	10,800	58,104
DigitalBridge Group, Inc.	44,576	557,646
DZS, Inc. *	4,476	50,579
EchoStar Corp. Class A *	9,658	159,067
Edgio, Inc. *	37,379	103,914
Entravision Communications Corp. Class A	16,640	66,061
ePlus, Inc. *	7,650	317,781
Eventbrite, Inc. Class A *	21,386	130,027
EverQuote, Inc. Class A *	5,385	36,726
EW Scripps Co. Class A *	16,290	183,588
Extreme Networks, Inc. *	34,839	455,346
Figs, Inc. Class A *	35,864	295,878
Focus Universal, Inc. *	4,698	44,067
fuboTV, Inc. *	50,486	179,225
Gambling.com Group Ltd. * (Jersey)	2,447	18,597
Gannett Co., Inc. *	39,559	60,525
Globalstar, Inc. *	193,182	307,159
Gogo, Inc. *	8,901	107,880
Gray Television, Inc.	23,647	338,625
Groupon, Inc. *	6,292	50,084
Harmonic, Inc. *	25,672	335,533

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
HealthStream, Inc. *	7,129	$ 151,563
IDT Corp. Class B *	4,166	103,442
iHeartMedia, Inc. Class A *	33,172	243,151
Infinera Corp. *	53,103	257,019
Innovid Corp. * (Israel)	19,669	53,303
Inspirato, Inc. *	4,144	9,780
InterDigital, Inc.	8,437	341,024
Iridium Communications, Inc. *	35,742	1,585,873
KORE Group Holdings, Inc. *	8,836	16,877
Lands’ End, Inc. *	4,088	31,559
Liberty Latin America Ltd. Class A * (Chile)	11,686	72,336
Liberty Latin America Ltd. Class C * (Chile)	42,156	259,259
Liquidity Services, Inc. *	6,539	106,324
Lulu’s Fashion Lounge Holdings, Inc. *	3,942	18,370
Magnite, Inc. *	36,913	242,518
Marqeta, Inc. Class A *	121,226	863,129
Maxar Technologies, Inc.	20,832	389,975
MediaAlpha, Inc. Class A *	6,134	53,672
Nerdy, Inc. *	14,499	30,593
NETGEAR, Inc. *	8,143	163,186
Ondas Holdings, Inc. *	9,265	34,280
Ooma, Inc. *	5,971	73,443
Open Lending Corp. Class A *	29,640	238,306
OptimizeRx Corp. *	5,051	74,856
Overstock.com, Inc. *	11,975	291,591
Perficient, Inc. *	9,464	615,349
Planet Labs PBC *	43,459	235,982
Poshmark, Inc. Class A *	12,882	201,861
Preformed Line Products Co.	730	51,939
Q2 Holdings, Inc. *	15,543	500,485
QuinStreet, Inc. *	14,619	153,499
Quotient Technology, Inc. *	24,701	57,059
RealReal, Inc. *	22,405	33,607
Revolve Group, Inc. *	11,485	249,110
Ribbon Communications, Inc. *	19,880	44,134
Rover Group, Inc. *	25,790	86,139
RumbleON, Inc. Class B *	2,841	48,070
Scholastic Corp.	8,091	248,879
Shenandoah Telecommunications Co.	13,771	234,382
Shutterstock, Inc.	6,727	337,494
Sinclair Broadcast Group, Inc. Class A	11,424	206,660
Solo Brands, Inc. Class A *	5,125	19,475
Squarespace, Inc. Class A *	8,870	189,463
Stagwell, Inc. *	22,700	157,765
Starry Group Holdings, Inc. Class A *	6,332	9,435
Stitch Fix, Inc. Class A *	23,149	91,439
TechTarget, Inc. *	7,641	452,347
TEGNA, Inc.	61,945	1,281,023
Telephone & Data Systems, Inc.	28,500	396,150
Terran Orbital Corp. *	6,280	11,116
Thryv Holdings, Inc. *	6,865	156,728
TrueCar, Inc. *	29,342	44,306
Tucows, Inc. Class A *	2,783	104,112
Upwork, Inc. *	33,741	459,552
Urban One, Inc. *	5,120	27,085
US Cellular Corp. *	4,356	113,387
Vacasa, Inc. Class A *	30,329	93,110
Value Line, Inc.	334	14,663
Viavi Solutions, Inc. *	63,235	825,217
Vivid Seats, Inc. Class A	6,633	50,809
WideOpenWest, Inc. *	15,069	184,897
Yelp, Inc. *	19,063	646,426
Ziff Davis, Inc. *	12,823	878,119

		25,565,051

Consumer, Cyclical - 10.9%
A-Mark Precious Metals, Inc.	4,974	141,212
Abercrombie & Fitch Co. Class A *	13,947	216,876
Academy Sports & Outdoors, Inc.	23,128	975,539
Accel Entertainment, Inc. *	16,191	126,452

	Shares	Value
Acushnet Holdings Corp.	9,443	$ 410,676
Adient PLC *	26,718	741,424
Aeva Technologies, Inc. *	30,039	56,173
Allegiant Travel Co. *	4,301	313,887
America’s Car-Mart, Inc. *	1,705	104,039
American Axle & Manufacturing Holdings, Inc. *	31,386	214,366
American Eagle Outfitters, Inc.	43,267	420,988
Arko Corp.	23,938	224,778
Asbury Automotive Group, Inc. *	6,191	935,460
Aspen Aerogels, Inc. *	8,564	78,960
Aterian, Inc. *	20,441	25,347
Bally’s Corp. *	10,341	204,338
Beacon Roofing Supply, Inc. *	14,413	788,679
Beazer Homes USA, Inc. *	8,418	81,402
Bed Bath & Beyond, Inc. *	22,187	135,119
Big 5 Sporting Goods Corp.	5,932	63,710
Big Lots, Inc.	7,651	119,432
Biglari Holdings, Inc. Class B *	230	26,588
BJ’s Restaurants, Inc. *	6,392	152,449
Bloomin’ Brands, Inc.	24,784	454,291
Blue Bird Corp. *	5,026	41,967
Bluegreen Vacations Holding Corp.	3,228	53,327
BlueLinx Holdings, Inc. *	2,531	157,175
Boot Barn Holdings, Inc. *	8,316	486,153
Bowlero Corp. *	10,705	131,778
Brinker International, Inc. *	11,930	298,011
Buckle, Inc.	8,634	273,352
Build-A-Bear Workshop, Inc.	3,742	49,881
Caleres, Inc.	9,940	240,747
Camping World Holdings, Inc. Class A	10,500	265,860
Canoo, Inc. *	38,611	72,396
Cato Corp. Class A	5,395	51,468
Cavco Industries, Inc. *	2,509	516,252
Cenntro Electric Group Ltd. * (Ireland)	50,498	52,013
Century Casinos, Inc. *	7,401	48,551
Century Communities, Inc.	7,924	338,989
Cepton, Inc. *	9,852	19,310
Cheesecake Factory, Inc.	13,440	393,523
Chico’s FAS, Inc. *	34,362	166,312
Children’s Place, Inc. *	3,621	111,853
Chuy’s Holdings, Inc. *	5,442	126,146
Cinemark Holdings, Inc. *	31,069	376,246
Citi Trends, Inc. *	2,540	39,395
Clarus Corp.	6,816	91,811
Clean Energy Fuels Corp. *	47,494	253,618
CompX International, Inc.	719	11,677
Conn’s, Inc. *	3,860	27,329
Container Store Group, Inc. *	9,489	46,496
Cracker Barrel Old Country Store, Inc.	6,373	590,012
Crocs, Inc. *	16,962	1,164,611
Dana, Inc.	36,004	411,526
Dave & Buster’s Entertainment, Inc. *	12,127	376,301
Denny’s Corp. *	16,367	154,013
Designer Brands, Inc. Class A	15,135	231,717
Destination XL Group, Inc. *	15,629	84,709
Dillard’s, Inc. Class A	1,149	313,401
Dine Brands Global, Inc.	4,216	267,969
Dorman Products, Inc. *	7,384	606,374
Douglas Dynamics, Inc.	6,421	179,916
Dream Finders Homes, Inc. Class A *	5,778	61,247
Duluth Holdings, Inc. Class B *	3,374	23,753
El Pollo Loco Holdings, Inc. *	5,169	46,107
Ermenegildo Zegna NV (Italy)	11,643	125,162
Ethan Allen Interiors, Inc.	6,270	132,548
Everi Holdings, Inc. *	24,563	398,412
EVgo, Inc. *	19,124	151,271
Express, Inc. *	17,437	19,006
F45 Training Holdings, Inc. *	9,115	28,165
First Watch Restaurant Group, Inc. *	3,120	45,178
FirstCash, Inc.	10,794	791,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Fisker, Inc. *	45,692	$344,975
Foot Locker, Inc.	22,822	710,449
Forestar Group, Inc. *	4,745	53,097
Fossil Group, Inc. *	14,174	48,475
Fox Factory Holding Corp. *	11,865	938,284
Franchise Group, Inc.	7,839	190,488
Frontier Group Holdings, Inc. *	9,921	96,234
Full House Resorts, Inc. *	9,322	52,390
Funko, Inc. Class A *	9,070	183,395
G-III Apparel Group Ltd. *	12,267	183,392
Genesco, Inc. *	3,464	136,204
Gentherm, Inc. *	9,315	463,235
Global Industrial Co.	3,607	96,776
GMS, Inc. *	12,131	485,361
Golden Entertainment, Inc. *	5,662	197,547
Goodyear Tire & Rubber Co. *	77,618	783,166
Green Brick Partners, Inc. *	7,518	160,735
Group 1 Automotive, Inc.	4,286	612,341
GrowGeneration Corp. *	17,333	60,665
Guess?, Inc.	9,343	137,062
H&E Equipment Services, Inc.	9,246	262,032
Haverty Furniture Cos., Inc.	4,206	104,729
Hawaiian Holdings, Inc. *	14,373	189,005
Healthcare Services Group, Inc.	20,771	251,121
Hibbett, Inc.	3,533	175,979
Hilton Grand Vacations, Inc. *	24,693	812,153
HNI Corp.	11,569	306,694
Holley, Inc. *	13,491	54,638
Hovnanian Enterprises, Inc. Class A *	1,458	52,051
Hudson Technologies, Inc. *	11,587	85,164
Hyliion Holdings Corp. *	35,612	102,206
Hyzon Motors, Inc. *	24,594	41,810
IMAX Corp. *	12,581	177,644
indie Semiconductor, Inc. Class A *	28,191	206,358
Installed Building Products, Inc.	6,695	542,228
Interface, Inc.	16,564	148,910
International Game Technology PLC	27,507	434,611
iRobot Corp. *	7,514	423,264
Jack in the Box, Inc.	5,853	433,532
JOANN, Inc.	3,306	21,886
Johnson Outdoors, Inc. Class A	1,483	76,093
KAR Auction Services, Inc. *	32,205	359,730
KB Home	22,008	570,447
Kimball International, Inc. Class B	10,953	68,894
Kontoor Brands, Inc.	15,553	522,736
Kura Sushi USA, Inc. Class A *	1,269	93,373
La-Z-Boy, Inc.	11,979	270,366
Landsea Homes Corp. *	3,087	14,725
LCI Industries	6,911	701,190
LGI Homes, Inc. *	5,691	463,077
Liberty Media Corp. - Liberty Braves Class A *	2,808	79,045
Liberty Media Corp. - Liberty Braves Class C *	10,412	286,330
Life Time Group Holdings, Inc. *	11,059	107,825
Lifetime Brands, Inc.	4,323	29,267
Light & Wonder, Inc. Class A *	26,445	1,133,962
Lightning eMotors, Inc. *	10,854	16,824
Lindblad Expeditions Holdings, Inc. *	9,393	63,497
Lions Gate Entertainment Corp. Class A *	15,888	118,048
Lions Gate Entertainment Corp. Class B *	32,936	228,905
LL Flooring Holdings, Inc. *	8,145	56,445
Lordstown Motors Corp. Class A *	44,120	80,740
Lovesac Co. *	3,639	74,163
Luminar Technologies, Inc. *	68,630	499,969
M/I Homes, Inc. *	7,433	269,298
Madison Square Garden Entertainment Corp. *	6,880	303,339
Malibu Boats, Inc. Class A *	5,717	274,359
Marcus Corp.	6,988	97,063
Marine Products Corp.	2,063	17,453
MarineMax, Inc. *	5,854	174,391
MasterCraft Boat Holdings, Inc. *	5,310	100,093
MDC Holdings, Inc.	15,938	437,020

	Shares	Value
Meritage Homes Corp. *	10,144	$ 712,819
Methode Electronics, Inc.	9,967	370,274
Microvast Holdings, Inc. *	47,733	86,397
Miller Industries, Inc.	3,086	65,701
MillerKnoll, Inc.	21,380	333,528
Monarch Casino & Resort, Inc. *	3,702	207,830
Motorcar Parts of America, Inc. *	5,348	81,397
Movado Group, Inc.	4,459	125,655
MRC Global, Inc. *	23,331	167,750
Mullen Automotive, Inc. *	88,489	29,007
Murphy USA, Inc.	6,051	1,663,480
National Vision Holdings, Inc. *	21,962	717,059
NEOGAMES SA * (Israel)	3,469	44,750
Nikola Corp. *	83,570	294,166
Noodles & Co. *	11,028	51,832
Nu Skin Enterprises, Inc. Class A	14,162	472,586
ODP Corp. *	11,988	421,378
ONE Group Hospitality, Inc. *	5,568	36,971
OneSpaWorld Holdings Ltd. * (Bahamas)	19,300	162,120
OneWater Marine, Inc. Class A *	3,002	90,390
Oxford Industries, Inc.	4,235	380,218
Papa John’s International, Inc.	9,139	639,821
Party City Holdco, Inc. *	31,490	49,754
Patrick Industries, Inc.	5,943	260,541
PC Connection, Inc.	3,267	147,309
PetMed Express, Inc.	5,625	109,800
PLBY Group, Inc. *	8,192	33,014
Portillo’s, Inc. Class A *	6,254	123,141
PriceSmart, Inc.	6,685	384,989
Proterra, Inc. *	61,591	306,723
Purple Innovation, Inc. *	16,412	66,469
Qurate Retail, Inc. Class A	97,221	195,414
RCI Hospitality Holdings, Inc.	2,406	157,208
Red Rock Resorts, Inc. Class A	14,381	492,693
Reservoir Media, Inc. *	5,058	24,683
Resideo Technologies, Inc. *	40,586	773,569
REV Group, Inc.	9,824	108,359
Rite Aid Corp. *	15,300	75,735
Rocky Brands, Inc.	1,966	39,438
Rush Enterprises, Inc. Class A	11,782	516,758
Rush Enterprises, Inc. Class B	1,946	93,233
Rush Street Interactive, Inc. *	15,494	57,018
Ruth’s Hospitality Group, Inc.	9,390	158,315
Sally Beauty Holdings, Inc. *	29,876	376,438
ScanSource, Inc. *	7,177	189,545
SeaWorld Entertainment, Inc. *	11,913	542,161
Shake Shack, Inc. Class A *	10,640	478,587
Shoe Carnival, Inc.	5,032	107,886
Shyft Group, Inc.	9,951	203,299
Signet Jewelers Ltd. (NYSE)	12,830	733,748
Skyline Champion Corp. *	14,935	789,613
SkyWest, Inc. *	13,945	226,746
Sleep Number Corp. *	6,003	202,961
Snap One Holdings Corp. *	4,391	44,525
Solid Power, Inc. *	35,749	188,040
Sonder Holdings, Inc. *	50,599	83,994
Sonic Automotive, Inc. Class A	5,361	232,131
Sonos, Inc. *	35,814	497,815
Sovos Brands, Inc. *	10,066	143,340
Spirit Airlines, Inc. *	30,624	576,344
Sportsman’s Warehouse Holdings, Inc. *	12,422	103,103
Standard Motor Products, Inc.	5,668	184,210
Steelcase, Inc. Class A	25,259	164,689
Steven Madden Ltd.	21,570	575,272
Sun Country Airlines Holdings, Inc. *	9,156	124,613
Superior Group of Cos., Inc.	3,312	29,411
Sweetgreen, Inc. Class A *	24,234	448,329
Target Hospitality Corp. *	8,395	105,945
Taylor Morrison Home Corp. *	30,907	720,751
Tenneco, Inc. Class A *	23,051	400,857
Texas Roadhouse, Inc.	18,787	1,639,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
ThredUp, Inc. Class A *	16,754	$30,827
Tile Shop Holdings, Inc.	8,920	31,398
Tilly’s, Inc. Class A	6,305	43,631
Titan International, Inc. *	14,386	174,646
Titan Machinery, Inc. *	5,393	152,406
Topgolf Callaway Brands Corp. *	38,990	750,947
Torrid Holdings, Inc. *	3,599	15,008
Traeger, Inc. *	8,369	23,601
TravelCenters of America, Inc. *	3,557	191,829
Tri Pointe Homes, Inc. *	28,339	428,202
Tupperware Brands Corp. *	12,501	81,881
TuSimple Holdings, Inc. Class A *	39,510	300,276
UniFirst Corp.	4,169	701,351
Universal Electronics, Inc. *	3,466	68,176
Urban Outfitters, Inc. *	18,116	355,979
Velodyne Lidar, Inc. *	54,578	51,691
Veritiv Corp. *	3,801	371,624
Vinco Ventures, Inc. *	61,050	56,850
Virgin Galactic Holdings, Inc. *	64,341	303,046
Vista Outdoor, Inc. *	15,438	375,452
Visteon Corp. *	7,698	816,450
Vizio Holding Corp. Class A *	18,753	163,901
Volta, Inc. *	34,975	42,320
VSE Corp.	3,009	106,519
Wabash National Corp.	13,607	211,725
Warby Parker, Inc. Class A *	23,590	314,691
Weber, Inc. Class A	7,477	49,124
Weyco Group, Inc.	1,051	21,377
Wheels Up Experience, Inc. *	43,696	50,250
Wingstop, Inc.	8,390	1,052,274
Winmark Corp.	724	156,630
Winnebago Industries, Inc.	8,724	464,204
Wolverine World Wide, Inc.	21,753	334,779
Workhorse Group, Inc. *	43,667	125,324
World Fuel Services Corp.	17,651	413,739
Xos, Inc. *	14,811	17,773
XPEL, Inc. *	5,966	384,449
Xponential Fitness, Inc. Class A *	5,041	92,049
Zumiez, Inc. *	4,234	91,158

		67,166,468

Consumer, Non-Cyclical - 25.4%
22nd Century Group, Inc. *	45,815	42,484
23andMe Holding Co. Class A *	71,199	203,629
2seventy bio, Inc. *	10,518	153,037
2U, Inc. *	20,622	128,888
4D Molecular Therapeutics, Inc. *	7,938	63,822
Aadi Bioscience, Inc. *	4,054	57,283
Aaron’s Co., Inc.	8,577	83,368
AbCellera Biologics, Inc. * (Canada)	58,279	576,379
ABM Industries, Inc.	18,624	711,996
Absci Corp. *	15,969	49,983
ACADIA Pharmaceuticals, Inc. *	33,763	552,363
ACCO Brands Corp.	26,556	130,124
Accolade, Inc. *	17,948	204,966
Aclaris Therapeutics, Inc. *	17,799	280,156
AdaptHealth Corp. *	20,246	380,220
Adaptive Biotechnologies Corp. *	31,382	223,440
Addus HomeCare Corp. *	4,360	415,246
Adicet Bio, Inc. *	8,114	115,381
ADMA Biologics, Inc. *	51,271	124,589
Adtalem Global Education, Inc. *	12,571	458,213
Aerie Pharmaceuticals, Inc. *	13,137	198,763
Aerovate Therapeutics, Inc. *	2,841	47,104
Affimed NV * (Germany)	42,961	88,500
Agenus, Inc. *	78,295	160,505
Agiliti, Inc. *	8,056	115,281
Agios Pharmaceuticals, Inc. *	15,244	431,100
AirSculpt Technologies, Inc.	2,943	18,924
Akero Therapeutics, Inc. *	7,737	263,445

	Shares	Value
Akoya Biosciences, Inc. *	4,926	$ 57,881
Alarm.com Holdings, Inc. *	13,365	866,854
Albireo Pharma, Inc. *	4,853	93,954
Alector, Inc. *	16,790	158,833
Alico, Inc.	1,937	54,701
Alight, Inc. Class A *	95,098	697,068
Alkermes PLC *	45,071	1,006,435
Allogene Therapeutics, Inc. *	22,463	242,600
Allovir, Inc. *	8,823	69,613
Alpha Teknova, Inc. *	1,963	6,556
Alphatec Holdings, Inc. *	20,325	177,641
Alpine Immune Sciences, Inc. *	4,154	29,909
Alta Equipment Group, Inc.	6,047	66,577
ALX Oncology Holdings, Inc. *	5,781	55,324
American Public Education, Inc. *	5,787	52,893
American Well Corp. Class A *	64,449	231,372
Amicus Therapeutics, Inc. *	77,373	807,774
AMN Healthcare Services, Inc. *	12,099	1,282,010
Amneal Pharmaceuticals, Inc. *	26,987	54,514
Amphastar Pharmaceuticals, Inc. *	10,639	298,956
Amylyx Pharmaceuticals, Inc. *	9,755	274,603
AN2 Therapeutics, Inc. *	874	15,190
AnaptysBio, Inc. *	5,435	138,647
Anavex Life Sciences Corp. *	19,000	196,080
Andersons, Inc.	8,942	277,470
AngioDynamics, Inc. *	10,544	215,730
ANI Pharmaceuticals, Inc. *	3,417	109,822
Anika Therapeutics, Inc. *	4,185	99,603
Apellis Pharmaceuticals, Inc. *	26,148	1,785,908
API Group Corp. *	58,016	769,872
AppHarvest, Inc. *	19,667	38,744
Arbutus Biopharma Corp. *	30,997	59,204
Arcellx, Inc. *	8,109	152,206
Arcturus Therapeutics Holdings, Inc. *	6,511	96,493
Arcus Biosciences, Inc. *	14,448	377,960
Arcutis Biotherapeutics, Inc. *	11,295	215,847
Arlo Technologies, Inc. *	23,889	110,845
Arrowhead Pharmaceuticals, Inc. *	28,648	946,816
Artivion, Inc. *	10,719	148,351
Arvinas, Inc. *	13,723	610,536
ASGN, Inc. *	13,818	1,248,733
Atara Biotherapeutics, Inc. *	25,754	97,350
Atea Pharmaceuticals, Inc. *	21,675	123,331
Athira Pharma, Inc. *	9,189	27,291
ATI Physical Therapy, Inc. *	20,309	20,309
AtriCure, Inc. *	12,878	503,530
Atrion Corp.	393	222,045
Aura Biosciences, Inc. *	5,132	92,992
Aurinia Pharmaceuticals, Inc. * (Canada)	37,733	283,752
Avanos Medical, Inc. *	12,355	269,092
Aveanna Healthcare Holdings, Inc. *	10,995	16,493
Avid Bioservices, Inc. *	17,360	331,923
Avidity Biosciences, Inc. *	14,132	230,776
Axogen, Inc. *	11,451	136,496
Axonics, Inc. *	13,568	955,730
Axsome Therapeutics, Inc. *	8,286	369,721
B&G Foods, Inc.	19,827	326,947
Babylon Holdings Ltd. Class A * (United Kingdom)	29,972	14,156
Bakkt Holdings, Inc. *	18,181	41,453
Barrett Business Services, Inc.	2,015	157,170
Beachbody Co., Inc. *	28,413	28,697
Beam Therapeutics, Inc. *	17,822	849,040
Beauty Health Co. *	28,094	331,228
BellRing Brands, Inc. *	36,395	750,101
Benson Hill, Inc. *	48,043	131,638
Berkeley Lights, Inc. *	15,555	44,487
Beyond Meat, Inc. *	17,356	245,935
BioCryst Pharmaceuticals, Inc. *	52,065	656,019
Biohaven Pharmaceutical Holding Co. Ltd. *	17,613	2,662,557
BioLife Solutions, Inc. *	9,481	215,693

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Bionano Genomics, Inc. *	80,145	$ 146,665
Bioventus, Inc. Class A *	8,317	58,219
Bioxcel Therapeutics, Inc. *	5,161	61,003
Bird Global, Inc. Class A *	60,073	21,200
Bluebird Bio, Inc. *	21,178	134,057
Blueprint Medicines Corp. *	16,660	1,097,727
Boxed, Inc. *	13,108	12,086
BRC, Inc. Class A *	7,203	55,679
Bridgebio Pharma, Inc. *	29,577	293,995
Bright Health Group, Inc. *	55,031	57,783
BrightView Holdings, Inc. *	11,545	91,667
Brink’s Co.	12,964	627,976
Brookdale Senior Living, Inc. *	52,734	225,174
Butterfly Network, Inc. *	36,805	172,984
C4 Therapeutics, Inc. *	11,659	102,249
Cal-Maine Foods, Inc.	10,557	586,864
Calavo Growers, Inc.	4,921	156,242
Cano Health, Inc. *	45,716	396,358
Cara Therapeutics, Inc. *	12,408	116,139
Cardiovascular Systems, Inc. *	11,196	155,177
CareDx, Inc. *	14,543	247,522
CareMax, Inc. *	16,387	116,184
Caribou Biosciences, Inc. *	15,527	163,810
Carriage Services, Inc.	3,507	112,785
Cass Information Systems, Inc.	4,013	139,211
Cassava Sciences, Inc. *	10,696	447,307
Castle Biosciences, Inc. *	6,778	176,770
Catalyst Pharmaceuticals, Inc. *	26,621	341,547
CBIZ, Inc. *	13,779	589,466
Celldex Therapeutics, Inc. *	12,941	363,772
Celsius Holdings, Inc. *	15,469	1,402,729
Celularity, Inc. *	17,012	39,298
Central Garden & Pet Co. *	2,832	102,065
Central Garden & Pet Co. Class A *	11,318	386,623
Century Therapeutics, Inc. *	6,092	60,250
Cerevel Therapeutics Holdings, Inc. *	15,321	432,971
Cerus Corp. *	48,351	174,064
Chefs’ Warehouse, Inc. *	9,399	272,289
Chegg, Inc. *	34,768	732,562
ChemoCentryx, Inc. *	17,755	917,223
Chimerix, Inc. *	20,798	40,140
Chinook Therapeutics, Inc. *	13,721	269,755
Cimpress PLC * (Ireland)	5,011	122,669
CinCor Pharma, Inc. *	5,492	180,247
Cipher Mining, Inc. *	9,514	11,988
Clover Health Investments Corp. *	108,000	183,600
Coca-Cola Consolidated, Inc.	1,315	541,425
Cogent Biosciences, Inc. *	17,731	264,547
Coherus Biosciences, Inc. *	20,406	196,102
Collegium Pharmaceutical, Inc. *	9,734	155,939
Community Health Systems, Inc. *	35,405	76,121
CompoSecure, Inc. *	2,192	10,982
CONMED Corp.	7,899	633,263
Corcept Therapeutics, Inc. *	23,634	605,976
Core Scientific, Inc. *	73,723	95,840
CoreCivic, Inc. *	32,711	289,165
CorVel Corp. *	2,492	344,968
Coursera, Inc. *	31,944	344,356
Covetrus, Inc. *	29,337	612,557
CRA International, Inc.	2,005	177,924
Crinetics Pharmaceuticals, Inc. *	14,790	290,476
Cross Country Healthcare, Inc. *	10,177	288,722
CTI BioPharma Corp. *	27,760	161,563
Cue Health, Inc. *	30,023	90,369
Cullinan Oncology, Inc. *	8,872	113,739
Custom Truck One Source, Inc. *	15,744	91,788
Cutera, Inc. *	4,734	215,870
Cytek Biosciences, Inc. *	32,059	471,909
Cytokinetics, Inc. *	22,991	1,113,914
Day One Biopharmaceuticals, Inc. *	7,650	153,230
Deciphera Pharmaceuticals, Inc. *	12,472	230,732

	Shares	Value
Deluxe Corp.	12,001	$ 199,817
Denali Therapeutics, Inc. *	27,699	850,082
Design Therapeutics, Inc. *	9,609	160,662
DICE Therapeutics, Inc. *	8,014	162,524
Distribution Solutions Group, Inc. *	1,438	40,508
DocGo, Inc. *	22,021	218,448
Duckhorn Portfolio, Inc. *	10,197	147,143
Dynavax Technologies Corp. *	33,229	346,911
Dyne Therapeutics, Inc. *	8,556	108,661
Eagle Pharmaceuticals, Inc. *	2,602	68,745
Edgewell Personal Care Co.	14,472	541,253
Edgewise Therapeutics, Inc. *	8,326	81,928
Editas Medicine, Inc. *	19,439	237,933
Eiger BioPharmaceuticals, Inc. *	11,283	84,961
elf Beauty, Inc. *	13,685	514,830
Embecta Corp.	15,936	458,797
Emergent BioSolutions, Inc. *	14,083	295,602
Enanta Pharmaceuticals, Inc. *	5,538	287,256
Ennis, Inc.	7,255	146,043
Enochian Biosciences, Inc. *	10,109	18,297
Ensign Group, Inc.	14,970	1,190,115
EQRx, Inc. *	55,481	274,631
Erasca, Inc. *	18,358	143,192
Esperion Therapeutics, Inc. *	18,316	122,717
European Wax Center, Inc. Class A	6,551	120,866
EVERTEC, Inc.	17,412	545,866
Evo Payments, Inc. Class A *	12,985	432,401
Evolus, Inc. *	9,829	79,123
EyePoint Pharmaceuticals, Inc. *	6,947	54,951
Fate Therapeutics, Inc. *	23,469	525,940
FibroGen, Inc. *	24,618	320,280
First Advantage Corp. *	15,646	200,738
Foghorn Therapeutics, Inc. *	5,573	47,816
Forma Therapeutics Holdings, Inc. *	10,092	201,335
Forrester Research, Inc. *	3,244	116,816
Franklin Covey Co. *	3,488	158,320
Fresh Del Monte Produce, Inc.	8,134	189,034
Fresh Market, Inc. * Ω ±	19,545	-
Fulcrum Therapeutics, Inc. *	9,255	74,873
Fulgent Genetics, Inc. *	5,932	226,128
Generation Bio Co. *	13,156	69,858
GEO Group, Inc. REIT *	33,214	255,748
Geron Corp. *	98,975	231,602
Glaukos Corp. *	12,683	675,243
Global Blood Therapeutics, Inc. *	18,009	1,226,413
Gossamer Bio, Inc. *	17,807	213,328
Graham Holdings Co. Class B	1,044	561,651
Green Dot Corp. Class A *	13,260	251,675
Greenidge Generation Holdings, Inc. *	2,593	5,186
GreenLight Biosciences Holdings PBC *	17,504	40,609
Hackett Group, Inc.	6,752	119,645
Haemonetics Corp. *	14,225	1,053,077
Hain Celestial Group, Inc. *	20,888	352,589
Halozyme Therapeutics, Inc. *	37,962	1,501,018
Hanger, Inc. *	10,624	198,881
Harmony Biosciences Holdings, Inc. *	7,386	327,126
HealthEquity, Inc. *	23,215	1,559,352
Heidrick & Struggles International, Inc.	5,551	144,271
Helen of Troy Ltd. *	6,658	642,098
Herbalife Nutrition Ltd. *	27,424	545,463
Herc Holdings, Inc.	7,191	747,001
Heron Therapeutics, Inc. *	28,366	119,705
Heska Corp. *	2,751	200,603
HF Foods Group, Inc. *	10,129	39,199
HilleVax, Inc. *	3,506	59,918
Honest Co., Inc. *	17,316	60,606
Hostess Brands, Inc. *	38,384	892,044
Humacyte, Inc. *	4,181	13,630
Huron Consulting Group, Inc. *	5,820	385,575
I3 Verticals, Inc. Class A *	6,213	124,446
ICF International, Inc.	5,235	570,720

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Icosavax, Inc. *	6,944	$ 21,943
Ideaya Biosciences, Inc. *	9,755	145,545
IGM Biosciences, Inc. *	2,873	65,332
Imago Biosciences, Inc. *	7,639	114,967
ImmunityBio, Inc. *	22,558	112,113
ImmunoGen, Inc. *	59,569	284,740
Immunovant, Inc. *	11,376	63,478
Inari Medical, Inc. *	13,533	983,037
Information Services Group, Inc.	9,851	46,891
Ingles Markets, Inc. Class A	4,001	316,919
Inhibrx, Inc. *	7,953	142,756
Innovage Holding Corp. *	5,223	30,711
Innoviva, Inc. *	17,672	205,172
Inogen, Inc. *	6,640	161,219
Inotiv, Inc. *	4,650	78,353
Inovio Pharmaceuticals, Inc. *	67,342	116,165
Insmed, Inc. *	33,024	711,337
Insperity, Inc.	10,192	1,040,501
Inspire Medical Systems, Inc. *	7,839	1,390,403
Instil Bio, Inc. *	20,232	97,923
Integer Holdings Corp. *	9,337	581,042
Intellia Therapeutics, Inc. *	21,101	1,180,812
Inter Parfums, Inc.	5,140	387,864
Intercept Pharmaceuticals, Inc. *	6,993	97,552
Intra-Cellular Therapies, Inc. *	25,640	1,193,029
Invitae Corp. *	65,368	160,805
Invivyd, Inc. *	15,257	47,754
Iovance Biotherapeutics, Inc. *	42,520	407,342
iRadimed Corp.	2,073	62,314
iRhythm Technologies, Inc. *	8,323	1,042,705
Ironwood Pharmaceuticals, Inc. *	38,554	399,419
iTeos Therapeutics, Inc. *	6,653	126,740
IVERIC bio, Inc. *	33,090	593,635
J & J Snack Foods Corp.	4,239	548,823
Janux Therapeutics, Inc. *	4,413	59,752
John B Sanfilippo & Son, Inc.	2,524	191,143
John Wiley & Sons, Inc. Class A	12,173	457,218
Joint Corp. *	3,930	61,740
Jounce Therapeutics, Inc. *	11,490	26,887
KalVista Pharmaceuticals, Inc. *	6,622	96,085
Karuna Therapeutics, Inc. *	8,328	1,873,217
Karyopharm Therapeutics, Inc. *	21,360	116,626
Kelly Services, Inc. Class A	9,458	128,534
Keros Therapeutics, Inc. *	4,967	186,859
Kezar Life Sciences, Inc. *	14,514	124,966
Kforce, Inc.	5,714	335,126
Kiniksa Pharmaceuticals Ltd. Class A *	7,958	102,181
Kinnate Biopharma, Inc. *	7,928	94,740
Kodiak Sciences, Inc. *	9,520	73,685
Korn Ferry	15,011	704,766
Krispy Kreme, Inc.	20,333	234,440
Kronos Bio, Inc. *	11,060	37,051
Krystal Biotech, Inc. *	5,875	409,488
Kura Oncology, Inc. *	17,822	243,449
Kymera Therapeutics, Inc. *	10,398	226,364
Lancaster Colony Corp.	5,420	814,518
Landec Corp. *	7,169	63,732
Lantheus Holdings, Inc. *	19,058	1,340,349
Laureate Education, Inc.	30,302	319,686
Leafly Holdings, Inc. *	5,172	3,512
Legalzoom.com, Inc. *	26,919	230,696
LeMaitre Vascular, Inc.	5,430	275,192
Lexicon Pharmaceuticals, Inc. *	22,083	52,999
LHC Group, Inc. *	8,342	1,365,252
LifeStance Health Group, Inc. *	20,646	136,677
Ligand Pharmaceuticals, Inc. *	4,122	354,945
Liquidia Corp. *	12,971	70,562
LivaNova PLC *	15,122	767,744
LiveRamp Holdings, Inc. *	18,713	339,828
Local Bounti Corp. *	11,956	33,955
Lyell Immunopharma, Inc. *	48,670	356,751

	Shares	Value
MacroGenics, Inc. *	17,306	$ 59,879
Madrigal Pharmaceuticals, Inc. *	3,465	225,190
MannKind Corp. *	70,182	216,862
Marathon Digital Holdings, Inc. *	30,964	331,624
MarketWise, Inc. *	3,098	7,063
MaxCyte, Inc. *	23,744	154,336
Medifast, Inc.	3,048	330,281
Medpace Holdings, Inc. *	7,130	1,120,622
MeiraGTx Holdings PLC *	8,487	71,376
Meridian Bioscience, Inc. *	11,757	370,698
Merit Medical Systems, Inc. *	15,759	890,541
Mersana Therapeutics, Inc. *	25,636	173,299
MGP Ingredients, Inc.	3,981	422,623
MiMedx Group, Inc. *	31,650	90,836
Mirum Pharmaceuticals, Inc. *	4,941	103,810
Mission Produce, Inc. *	10,566	152,784
ModivCare, Inc. *	3,572	356,057
MoneyGram International, Inc. *	26,113	271,575
Moneylion, Inc. *	40,753	36,376
Monro, Inc.	9,034	392,618
Monte Rosa Therapeutics, Inc. *	8,298	67,795
Morphic Holding, Inc. *	7,406	209,590
Multiplan Corp. *	106,862	305,625
Myriad Genetics, Inc. *	21,941	418,634
Nano-X Imaging Ltd. * (Israel)	12,598	144,499
NanoString Technologies, Inc. *	12,958	165,474
National Beverage Corp.	6,592	254,056
National HealthCare Corp.	3,484	220,677
National Research Corp.	3,989	158,762
Natural Grocers by Vitamin Cottage, Inc.	2,889	31,172
Nature’s Sunshine Products, Inc. *	3,409	28,090
Nautilus Biotechnology, Inc. SPAC *	13,513	28,648
Nektar Therapeutics *	50,360	161,152
Neogen Corp. *	30,411	424,842
NeoGenomics, Inc. *	34,677	298,569
Nevro Corp. *	9,806	456,960
NGM Biopharmaceuticals, Inc. *	11,285	147,608
Nkarta, Inc. *	9,173	120,717
Nurix Therapeutics, Inc. *	12,900	168,087
Nuvalent, Inc. Class A *	4,987	96,947
NuVasive, Inc. *	14,752	646,285
Nuvation Bio, Inc. *	33,923	75,988
Ocugen, Inc. *	61,494	109,459
Ocular Therapeutix, Inc. *	22,034	91,441
Omnicell, Inc. *	12,266	1,067,510
Oncology Institute, Inc. *	8,717	40,360
OPKO Health, Inc. *	114,128	215,702
Option Care Health, Inc. *	43,634	1,373,162
OraSure Technologies, Inc. *	20,519	77,767
Organogenesis Holdings, Inc. *	19,948	64,632
Orthofix Medical, Inc. *	5,528	105,640
OrthoPediatrics Corp. *	3,900	179,946
Oscar Health, Inc. Class A *	33,375	166,541
Outlook Therapeutics, Inc. *	30,807	37,585
Owens & Minor, Inc.	20,708	499,063
Owlet, Inc. *	4,459	4,771
P3 Health Partners, Inc. *	7,637	35,283
Pacific Biosciences of California, Inc. *	63,280	367,340
Pacira BioSciences, Inc. *	12,499	664,822
Paragon 28, Inc. *	12,892	229,735
Pardes Biosciences, Inc. *	7,949	14,706
Patterson Cos., Inc.	24,360	585,127
Paya Holdings, Inc. *	23,425	143,127
Payoneer Global, Inc. *	61,050	369,353
Paysafe Ltd. *	90,653	125,101
Pediatrix Medical Group, Inc. *	23,258	383,990
Pennant Group, Inc. *	7,562	78,720
PepGen, Inc. *	2,685	24,380
Perdoceo Education Corp. *	18,982	195,515
PetIQ, Inc. *	7,522	51,902
PFSweb, Inc. *	4,567	42,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Phathom Pharmaceuticals, Inc. *	6,496	$ 71,976
Phibro Animal Health Corp. Class A	6,195	82,332
PMV Pharmaceuticals, Inc. *	10,583	125,938
Point Biopharma Global, Inc. SPAC *	20,565	158,967
Praxis Precision Medicines, Inc. *	9,132	20,730
Precigen, Inc. *	27,023	57,289
Prestige Consumer Healthcare, Inc. *	13,981	696,673
Primo Water Corp.	44,260	555,463
Priority Technology Holdings, Inc. *	6,741	30,402
PROCEPT BioRobotics Corp. *	7,211	298,968
PROG Holdings, Inc. *	13,989	209,555
Progyny, Inc. *	20,929	775,629
Prometheus Biosciences, Inc. *	8,525	503,060
Protagonist Therapeutics, Inc. *	12,858	108,393
Prothena Corp. PLC * (Ireland)	9,741	590,597
Provention Bio, Inc. *	16,298	73,341
PTC Therapeutics, Inc. *	19,687	988,287
Pulmonx Corp. *	9,899	164,917
Quad/Graphics, Inc. *	10,046	25,718
Quanex Building Products Corp.	9,382	170,377
Quanterix Corp. *	9,476	104,426
Quantum-Si, Inc. *	25,398	69,845
R1 RCM, Inc. *	41,318	765,623
RadNet, Inc. *	13,088	266,341
Rallybio Corp. *	4,168	60,311
RAPT Therapeutics, Inc. *	7,417	178,453
Reata Pharmaceuticals, Inc. Class A *	7,822	196,567
Recursion Pharmaceuticals, Inc. Class A *	38,141	405,820
REGENXBIO, Inc. *	11,287	298,315
Relay Therapeutics, Inc. *	21,398	478,673
Relmada Therapeutics, Inc. *	7,567	280,130
Remitly Global, Inc. *	27,402	304,710
Rent the Runway, Inc. Class A *	14,271	31,396
Rent-A-Center, Inc.	14,937	261,547
Repay Holdings Corp. *	24,901	175,801
Replimune Group, Inc. *	10,907	188,364
Resources Connection, Inc.	9,146	165,268
Revance Therapeutics, Inc. *	20,177	544,779
REVOLUTION Medicines, Inc. *	20,567	405,581
Rigel Pharmaceuticals, Inc. *	46,759	55,176
Riot Blockchain, Inc. *	37,614	263,674
Rocket Pharmaceuticals, Inc. *	11,935	190,483
RxSight, Inc. *	5,676	68,112
Sabre Corp. *	91,927	473,424
Sage Therapeutics, Inc. *	14,615	572,323
Sana Biotechnology, Inc. *	24,818	148,908
Sangamo Therapeutics, Inc. *	34,012	166,659
Science 37 Holdings, Inc. *	17,433	28,067
SeaSpine Holdings Corp. *	9,545	54,216
Seer, Inc. *	14,879	115,163
Select Medical Holdings Corp.	29,188	645,055
Sema4 Holdings Corp. *	45,292	39,744
Seneca Foods Corp. Class A *	1,582	79,796
Senseonics Holdings, Inc. *	124,245	164,003
Seres Therapeutics, Inc. *	19,829	127,302
Shockwave Medical, Inc. *	9,918	2,757,898
ShotSpotter, Inc. *	2,409	69,283
SI-BONE, Inc. *	9,359	163,408
SIGA Technologies, Inc.	13,267	136,650
Silk Road Medical, Inc. *	9,751	438,795
Simply Good Foods Co. *	25,340	810,627
Singular Genomics Systems, Inc. *	15,602	39,005
SomaLogic, Inc. *	42,206	122,397
Sorrento Therapeutics, Inc. *	107,131	168,196
SP Plus Corp. *	6,592	206,461
SpartanNash Co.	10,197	295,917
Spire Global, Inc. *	33,361	36,030
SpringWorks Therapeutics, Inc. *	9,882	281,933
Sprouts Farmers Market, Inc. *	30,128	836,052
STAAR Surgical Co. *	13,442	948,333
Sterling Check Corp. *	6,714	118,435

	Shares	Value
Stoke Therapeutics, Inc. *	6,122	$ 78,606
StoneCo Ltd. Class A * (Brazil)	77,793	741,367
StoneMor, Inc. *	9,166	31,439
Strategic Education, Inc.	6,411	393,700
Stride, Inc. * (Canada)	11,368	477,797
SunOpta, Inc. * (Canada)	27,036	246,028
Supernus Pharmaceuticals, Inc. *	13,860	469,161
Surgery Partners, Inc. *	11,248	263,203
Surmodics, Inc. *	3,813	115,915
Sutro Biopharma, Inc. *	13,535	75,119
Syndax Pharmaceuticals, Inc. *	14,610	351,078
Tactile Systems Technology, Inc. *	5,500	42,845
Talaris Therapeutics, Inc. *	6,058	15,933
Tango Therapeutics, Inc. *	13,129	47,527
Tarsus Pharmaceuticals, Inc. *	5,112	87,517
Tattooed Chef, Inc. *	13,324	66,354
Tejon Ranch Co. *	5,981	86,126
Tenaya Therapeutics, Inc. *	8,212	23,815
Textainer Group Holdings Ltd. (China)	12,274	329,680
TG Therapeutics, Inc. *	36,847	218,134
Theravance Biopharma, Inc. *	17,771	180,198
Theseus Pharmaceuticals, Inc. *	4,288	24,870
Thorne HealthTech, Inc. *	4,618	21,843
Tootsie Roll Industries, Inc.	4,516	150,292
Transcat, Inc. *	2,020	152,894
TransMedics Group, Inc. *	8,485	354,164
Travere Therapeutics, Inc. *	16,757	412,892
Treace Medical Concepts, Inc. *	9,162	202,205
TreeHouse Foods, Inc. *	14,139	599,776
Tricida, Inc. *	9,145	95,840
TriNet Group, Inc. *	10,531	750,018
Triton International Ltd. (Bermuda)	17,171	939,769
TrueBlue, Inc. *	9,091	173,456
Turning Point Brands, Inc.	4,262	90,482
Twist Bioscience Corp. *	15,898	560,246
Tyra Biosciences, Inc. *	3,456	30,378
Udemy, Inc. *	20,272	245,088
United Natural Foods, Inc. *	16,054	551,776
Universal Corp.	6,744	310,494
Universal Technical Institute, Inc. *	8,476	46,109
US Physical Therapy, Inc.	3,642	276,865
USANA Health Sciences, Inc. *	2,971	166,525
Utah Medical Products, Inc.	985	84,030
Utz Brands, Inc.	18,038	272,374
V2X, Inc. *	3,277	116,006
Vanda Pharmaceuticals, Inc. *	16,014	158,218
Varex Imaging Corp. *	11,020	232,963
Vaxart, Inc. *	34,034	74,194
Vaxcyte, Inc. *	14,844	356,256
VBI Vaccines, Inc. *	53,523	37,777
Vector Group Ltd.	40,423	356,127
Ventyx Biosciences, Inc. *	6,343	221,434
Vera Therapeutics, Inc. *	3,851	82,065
Veracyte, Inc. *	19,793	328,564
Vericel Corp. *	13,365	310,068
Veru, Inc. *	18,025	207,648
Verve Therapeutics, Inc. *	12,657	434,768
Viad Corp. *	5,741	181,301
Vicarious Surgical, Inc. *	15,098	50,578
ViewRay, Inc. *	39,648	144,319
Village Super Market, Inc. Class A	2,310	44,652
Vintage Wine Estates, Inc. *	8,349	23,127
Vir Biotechnology, Inc. *	20,457	394,411
Viridian Therapeutics, Inc. *	7,235	148,390
VistaGen Therapeutics, Inc. *	54,507	8,291
Vita Coco Co., Inc. *	7,497	85,391
Vital Farms, Inc. *	8,027	96,083
Vivint Smart Home, Inc. *	26,106	171,777
WD-40 Co.	3,834	673,787
Weis Markets, Inc.	4,687	333,902
Wejo Group Ltd. * (Bermuda)	6,235	6,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Whole Earth Brands, Inc. *	10,648	$ 40,888
Willdan Group, Inc. *	3,203	47,436
WW International, Inc. *	15,006	58,974
Xencor, Inc. *	16,252	422,227
Xeris Biopharma Holdings, Inc. *	37,515	58,523
Y-mAbs Therapeutics, Inc. *	9,957	143,580
Zentalis Pharmaceuticals, Inc. *	13,028	282,186
Zimvie, Inc. *	5,789	57,137
ZipRecruiter, Inc. Class A *	22,222	366,663
Zynex, Inc.	6,493	58,892

		156,171,998

Diversified - 0.0%
Professional Holding Corp. Class A *	3,314	85,965

Energy - 6.3%
Aemetis, Inc. *	8,840	54,101
Alpha Metallurgical Resources, Inc.	4,649	636,169
Alto Ingredients, Inc. *	20,377	74,172
Amplify Energy Corp. *	9,684	63,624
Arch Resources, Inc.	4,273	506,778
Archaea Energy, Inc. *	16,530	297,705
Archrock, Inc.	39,026	250,547
Aris Water Solution, Inc. Class A	5,953	75,960
Array Technologies, Inc. *	42,405	703,075
Battalion Oil Corp. *	478	5,688
Berry Corp.	22,445	168,338
Borr Drilling Ltd. * (United Arab Emirates)	53,673	178,194
Brigham Minerals, Inc. Class A	14,130	348,587
Bristow Group, Inc. *	6,668	156,631
California Resources Corp.	21,327	819,597
Callon Petroleum Co. *	13,892	486,359
ChampionX Corp.	56,883	1,113,200
Chord Energy Corp.	11,660	1,594,738
Civitas Resources, Inc.	20,708	1,188,432
Cleanspark, Inc. *	12,290	39,082
CNX Resources Corp. *	52,819	820,279
Comstock Resources, Inc. *	25,777	445,684
CONSOL Energy, Inc.	9,623	618,951
Crescent Energy Co. Class A	8,781	118,280
CVR Energy, Inc.	8,424	244,128
Delek US Holdings, Inc.	20,209	548,472
Denbury, Inc. *	14,049	1,211,867
Diamond Offshore Drilling, Inc. *	27,758	184,036
DMC Global, Inc. *	5,294	84,598
Dril-Quip, Inc. *	9,601	187,412
Earthstone Energy, Inc. Class A *	12,220	150,550
Empire Petroleum Corp. *	2,766	36,373
Energy Vault Holdings, Inc. *	16,631	87,812
Eneti, Inc.	5,910	39,420
Equitrans Midstream Corp.	115,041	860,507
Excelerate Energy, Inc. Class A	4,699	109,957
Expro Group Holdings NV *	21,899	278,993
Fluence Energy, Inc. *	9,905	144,514
FuelCell Energy, Inc. *	108,196	368,948
FutureFuel Corp.	7,097	42,866
Gevo, Inc. *	56,762	129,417
Golar LNG Ltd. * (Bermuda)	28,115	700,626
Green Plains, Inc. *	10,265	298,404
Gulfport Energy Corp. *	3,203	282,793
Heliogen, Inc. *	23,931	44,512
Helix Energy Solutions Group, Inc. *	40,592	156,685
Helmerich & Payne, Inc.	28,683	1,060,411
HighPeak Energy, Inc.	1,778	38,512
Infrastructure & Energy Alternatives, Inc. *	8,306	112,463
Kinetik Holdings, Inc.	4,871	158,697
Kosmos Energy Ltd. * (Ghana)	127,199	657,619
Laredo Petroleum, Inc. *	4,715	296,338
Liberty Energy, Inc. *	40,028	507,555

	Shares	Value
Magnolia Oil & Gas Corp. Class A	46,874	$ 928,574
Matador Resources Co.	31,318	1,532,077
Montauk Renewables, Inc. *	17,835	311,042
Murphy Oil Corp.	41,238	1,450,340
Nabors Industries Ltd. *	2,552	258,900
NACCO Industries, Inc. Class A	1,080	50,792
National Energy Services Reunited Corp. *	10,489	62,305
Newpark Resources, Inc. *	25,812	65,046
NextDecade Corp. *	8,872	53,409
NexTier Oilfield Solutions, Inc. *	49,722	367,943
Noble Corp. PLC *	20,636	610,413
Northern Oil & Gas, Inc.	18,724	513,225
NOW, Inc. *	31,047	312,022
Oceaneering International, Inc. *	28,633	227,919
Oil States International, Inc. *	17,196	66,892
Par Pacific Holdings, Inc. *	14,673	240,784
Patterson-UTI Energy, Inc.	60,452	706,079
PBF Energy, Inc. Class A *	27,152	954,664
Peabody Energy Corp. *	33,130	822,287
Permian Resources Corp. *	60,349	410,373
ProFrac Holding Corp. Class A *	3,329	50,634
ProPetro Holding Corp. *	24,544	197,579
Ramaco Resources, Inc.	6,187	56,920
Ranger Oil Corp. Class A	5,758	181,089
REX American Resources Corp. *	4,527	126,394
Riley Exploration Permian, Inc.	3,039	57,680
Ring Energy, Inc. *	24,141	56,007
RPC, Inc.	19,550	135,482
SandRidge Energy, Inc. *	5,917	96,506
Select Energy Services, Inc. Class A *	17,881	124,631
Shoals Technologies Group, Inc. Class A *	31,419	677,079
SilverBow Resources, Inc. *	3,246	87,253
Sitio Royalties Corp.	3,574	79,021
SM Energy Co.	33,817	1,271,857
Solaris Oilfield Infrastructure, Inc. Class A	8,990	84,146
Stem, Inc. *	40,545	540,870
SunCoke Energy, Inc.	23,274	135,222
Sunnova Energy International, Inc. *	27,723	612,124
SunPower Corp. *	22,993	529,759
Talos Energy, Inc. *	18,638	310,323
Tellurian, Inc. *	143,054	341,899
TETRA Technologies, Inc. *	34,967	125,532
Tidewater, Inc. *	11,663	253,087
TPI Composites, Inc. *	10,178	114,808
US Silica Holdings, Inc. *	20,929	229,173
VAALCO Energy, Inc.	15,920	69,411
Valaris Ltd. *	17,091	836,434
Vertex Energy, Inc. *	15,330	95,506
W&T Offshore, Inc. *	26,922	157,763
Warrior Met Coal, Inc.	14,191	403,592
Weatherford International PLC *	20,083	648,480

		38,420,003

Financial - 23.2%
1st Source Corp.	4,721	218,582
Acadia Realty Trust REIT	24,153	304,811
ACNB Corp.	2,538	76,242
AFC Gamma, Inc. REIT	4,115	62,960
Agree Realty Corp. REIT	21,283	1,438,305
Alerus Financial Corp.	4,370	96,577
Alexander & Baldwin, Inc. REIT *	20,832	345,395
Alexander’s, Inc. REIT	603	126,003
Allegiance Bancshares, Inc.	5,414	225,385
Amalgamated Financial Corp.	4,180	94,259
Ambac Financial Group, Inc. *	12,470	158,992
Amerant Bancorp, Inc.	7,762	192,808
American Assets Trust, Inc. REIT	14,357	369,262
American Equity Investment Life Holding Co.	20,358	759,150
American National Bankshares, Inc.	3,137	100,227
Ameris Bancorp	18,498	827,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
AMERISAFE, Inc.	5,051	$ 236,033
Angel Oak Mortgage, Inc. REIT	3,681	44,098
Anywhere Real Estate, Inc. *	31,951	259,123
Apartment Investment & Management Co. Class A REIT	40,850	298,205
Apollo Commercial Real Estate Finance, Inc. REIT	39,891	331,095
Apple Hospitality REIT, Inc.	59,515	836,781
Applied Blockchain, Inc. *	3,191	5,425
Arbor Realty Trust, Inc. REIT	45,082	518,443
Ares Commercial Real Estate Corp. REIT	12,379	129,361
Argo Group International Holdings Ltd.	8,821	169,892
Armada Hoffler Properties, Inc. REIT	17,038	176,854
ARMOUR Residential REIT, Inc.	31,231	152,095
Arrow Financial Corp.	4,395	126,664
Artisan Partners Asset Management, Inc. Class A	16,828	453,178
Ashford Hospitality Trust, Inc. REIT *	9,938	67,678
AssetMark Financial Holdings, Inc. *	5,340	97,669
Associated Banc-Corp.	41,682	836,975
Associated Capital Group, Inc. Class A	507	18,637
Atlantic Union Bankshares Corp.	20,877	634,243
Atlanticus Holdings Corp. *	1,279	33,548
Axos Financial, Inc. *	16,219	555,176
B Riley Financial, Inc.	5,814	258,839
Banc of California, Inc.	15,080	240,828
BancFirst Corp.	5,450	487,611
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	8,198	107,066
Bancorp, Inc. *	15,321	336,756
Bank First Corp.	1,891	144,624
Bank of Marin Bancorp	4,597	137,680
Bank of NT Butterfield & Son Ltd. (Bermuda)	14,121	458,368
BankUnited, Inc.	21,796	744,769
Bankwell Financial Group, Inc.	1,898	55,251
Banner Corp.	9,882	583,829
Bar Harbor Bankshares	4,199	111,357
BayCom Corp.	2,964	52,107
BCB Bancorp, Inc.	4,277	71,982
Berkshire Hills Bancorp, Inc.	12,585	343,570
BGC Partners, Inc. Class A	89,919	282,346
Blackstone Mortgage Trust, Inc. Class A REIT	47,467	1,107,880
Blucora, Inc. *	12,464	241,054
Blue Foundry Bancorp *	7,307	81,473
Blue Ridge Bankshares, Inc.	4,942	62,813
Bluerock Residential Growth REIT, Inc.	7,970	213,197
Braemar Hotels & Resorts, Inc. REIT	20,771	89,315
Brandywine Realty Trust REIT	48,359	326,423
Bread Financial Holdings, Inc.	7,828	246,191
Bridgewater Bancshares, Inc. *	6,000	98,820
Brightsphere Investment Group, Inc.	9,282	138,395
BrightSpire Capital, Inc. REIT	27,793	175,374
Broadmark Realty Capital, Inc. REIT	36,929	188,707
Broadstone Net Lease, Inc. REIT	47,458	737,023
Brookfield Business Corp. Class A (Canada)	6,731	148,755
Brookline Bancorp, Inc.	21,280	247,912
BRP Group, Inc. Class A *	16,509	435,012
BRT Apartments Corp. REIT	2,962	60,158
Business First Bancshares, Inc.	5,439	117,102
Byline Bancorp, Inc.	6,326	128,102
Cadence Bank	46,120	1,171,909
Cambridge Bancorp	1,939	154,616
Camden National Corp.	4,199	178,877
Cannae Holdings, Inc. *	20,174	416,795
Capital Bancorp, Inc.	2,234	51,605
Capital City Bank Group, Inc.	3,827	119,058
Capitol Federal Financial, Inc.	37,360	310,088
Capstar Financial Holdings, Inc.	5,885	109,049
CareTrust REIT, Inc.	27,746	502,480
Carter Bankshares, Inc. *	6,979	112,362
Cathay General Bancorp	20,059	771,469

	Shares	Value
CBL & Associates Properties, Inc. REIT	7,098	$ 181,780
CBTX, Inc. *	5,398	157,892
Centerspace REIT	4,454	299,843
Central Pacific Financial Corp.	8,007	165,665
Chatham Lodging Trust REIT *	13,379	132,051
Chicago Atlantic Real Estate Finance, Inc.	1,993	28,719
Chimera Investment Corp. REIT	64,931	338,940
Citizens & Northern Corp.	5,098	123,270
City Holding Co.	4,243	376,312
City Office REIT, Inc.	12,171	121,345
Civista Bancshares, Inc.	4,343	90,161
Claros Mortgage Trust, Inc. REIT	25,821	303,139
Clipper Realty, Inc. REIT	3,507	24,444
CNB Financial Corp.	4,622	108,941
CNO Financial Group, Inc.	31,738	570,332
Coastal Financial Corp. *	2,644	105,073
Cohen & Steers, Inc.	7,149	447,742
Colony Bankcorp, Inc.	3,658	47,664
Columbia Banking System, Inc.	20,291	586,207
Columbia Financial, Inc. *	9,763	206,292
Community Bank System, Inc.	14,914	896,033
Community Healthcare Trust, Inc. REIT	6,789	222,340
Community Trust Bancorp, Inc.	4,015	162,808
Compass Diversified Holdings	17,056	308,031
Compass, Inc. Class A *	76,879	178,359
ConnectOne Bancorp, Inc.	10,724	247,295
Consumer Portfolio Services, Inc. *	2,941	21,381
Corporate Office Properties Trust REIT	31,194	724,637
Cowen, Inc. Class A	7,326	283,077
Crawford & Co. Class A	4,680	26,863
CrossFirst Bankshares, Inc. *	13,443	175,431
Cryptyde, Inc. *	5,142	3,562
CTO Realty Growth, Inc. REIT	4,827	90,458
Curo Group Holdings Corp.	5,819	23,334
Cushman & Wakefield PLC *	44,886	513,945
Customers Bancorp, Inc. *	8,592	253,292
CVB Financial Corp.	37,158	940,841
Diamond Hill Investment Group, Inc.	863	142,395
DiamondRock Hospitality Co. REIT	60,135	451,614
Dime Community Bancshares, Inc.	8,897	260,504
Diversified Healthcare Trust REIT	70,553	69,855
Doma Holdings, Inc. *	38,651	16,983
Donegal Group, Inc. Class A	4,250	57,333
Douglas Elliman, Inc.	20,647	84,653
Dynex Capital, Inc. REIT	9,431	109,871
Eagle Bancorp, Inc.	9,014	404,007
Easterly Government Properties, Inc. REIT	25,497	402,088
Eastern Bankshares, Inc.	43,844	861,096
eHealth, Inc. *	6,957	27,202
Ellington Financial, Inc. REIT	15,146	172,210
Empire State Realty Trust, Inc. Class A REIT	36,088	236,737
Employers Holdings, Inc.	7,702	265,642
Enact Holdings, Inc.	8,054	178,557
Encore Capital Group, Inc. *	6,638	301,896
Enova International, Inc. *	8,857	259,244
Enstar Group Ltd. *	3,158	535,565
Enterprise Bancorp, Inc.	2,665	79,710
Enterprise Financial Services Corp.	9,960	438,638
Equity Bancshares, Inc. Class A	4,136	122,550
Equity Commonwealth REIT	29,852	727,195
Esquire Financial Holdings, Inc.	1,618	60,756
Essent Group Ltd.	29,474	1,027,758
Essential Properties Realty Trust, Inc. REIT	38,208	743,146
eXp World Holdings, Inc.	19,862	222,653
EZCORP, Inc. Class A *	14,170	109,251
Farmers & Merchants Bancorp, Inc.	3,097	83,216
Farmers National Banc Corp.	8,886	116,318
Farmland Partners, Inc. REIT	12,002	152,065
FB Financial Corp.	10,389	396,964
Federal Agricultural Mortgage Corp. Class C	2,569	254,691
Federated Hermes, Inc.	23,957	793,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Finance Of America Cos., Inc. Class A *	5,255	$ 7,777
Financial Institutions, Inc.	4,452	107,160
First BanCorp	52,246	714,725
First Bancorp, Inc.	3,166	87,223
First Bancorp/Southern Pines NC	9,870	361,045
First Bancshares, Inc.	5,708	170,498
First Bank	4,430	60,558
First Busey Corp.	14,444	317,479
First Business Financial Services, Inc.	1,800	58,158
First Commonwealth Financial Corp.	26,911	345,537
First Community Bankshares, Inc.	4,892	156,691
First Financial Bancorp	26,285	554,088
First Financial Bankshares, Inc.	36,171	1,513,033
First Financial Corp.	2,998	135,480
First Foundation, Inc.	14,379	260,835
First Guaranty Bancshares, Inc.	1,411	30,873
First Internet Bancorp	2,673	90,508
First Interstate BancSystem, Inc. Class A	25,623	1,033,888
First Merchants Corp.	16,125	623,715
First Mid Bancshares, Inc.	5,363	171,455
First of Long Island Corp.	6,523	112,457
First Western Financial, Inc. *	1,760	43,384
Five Star Bancorp	3,543	100,479
Flagstar Bancorp, Inc.	14,512	484,701
Flushing Financial Corp.	7,798	151,047
Flywire Corp. *	15,557	357,189
Focus Financial Partners, Inc. Class A *	16,111	507,658
Four Corners Property Trust, Inc. REIT	21,874	529,132
Franklin BSP Realty Trust, Inc. REIT	23,920	257,618
Franklin Street Properties Corp. REIT	29,405	77,335
FRP Holdings, Inc. *	1,863	101,273
Fulton Financial Corp.	44,788	707,650
FVCBankcorp, Inc. *	2,528	48,462
GAMCO Investors, Inc. Class A	1,445	24,637
GCM Grosvenor, Inc. Class A	11,898	93,875
Genworth Financial, Inc. Class A *	141,077	493,769
German American Bancorp, Inc.	7,675	274,074
Getty Realty Corp. REIT	11,737	315,608
Glacier Bancorp, Inc.	31,162	1,530,989
Gladstone Commercial Corp. REIT	10,476	162,378
Gladstone Land Corp. REIT	9,396	170,068
Global Medical REIT, Inc.	17,213	146,655
Global Net Lease, Inc. REIT	28,156	299,861
Goosehead Insurance, Inc. Class A *	5,407	192,705
Granite Point Mortgage Trust, Inc. REIT	15,191	97,830
Great Southern Bancorp, Inc.	2,460	140,392
Greene County Bancorp, Inc.	774	44,327
Greenlight Capital Re Ltd. Class A *	7,649	56,909
Guaranty Bancshares, Inc.	2,295	79,384
Hamilton Lane, Inc. Class A	9,735	580,303
Hancock Whitney Corp.	24,306	1,113,458
Hanmi Financial Corp.	8,694	205,874
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	24,012	718,679
HarborOne Bancorp, Inc.	12,421	166,690
HBT Financial, Inc.	2,753	49,967
HCI Group, Inc.	1,867	73,186
Heartland Financial USA, Inc.	11,395	494,087
Heritage Commerce Corp.	16,489	186,985
Heritage Financial Corp.	9,657	255,621
Hersha Hospitality Trust REIT	9,820	78,364
Hilltop Holdings, Inc.	14,090	350,136
Hingham Institution For Savings	413	103,708
Hippo Holdings, Inc. *	4,256	78,859
Home Bancorp, Inc.	2,196	85,622
Home BancShares, Inc.	53,524	1,204,825
Home Point Capital, Inc.	1,960	3,018
HomeStreet, Inc.	5,106	147,104
HomeTrust Bancshares, Inc.	3,954	87,383
Hope Bancorp, Inc.	32,619	412,304
Horace Mann Educators Corp.	11,575	408,482

	Shares	Value
Horizon Bancorp, Inc.	10,763	$ 193,303
Houlihan Lokey, Inc.	14,004	1,055,622
Independence Realty Trust, Inc. REIT	61,866	1,035,018
Independent Bank Corp.	12,655	943,177
Independent Bank Corp. MI	5,801	110,799
Independent Bank Group, Inc.	10,103	620,223
Indus Realty Trust, Inc. REIT	1,630	85,363
Industrial Logistics Properties Trust REIT	18,680	102,740
Innovative Industrial Properties, Inc. REIT	7,875	696,937
International Bancshares Corp.	15,040	639,200
International Money Express, Inc. *	9,016	205,475
InvenTrust Properties Corp. REIT	18,984	404,929
Invesco Mortgage Capital, Inc. REIT	9,273	102,930
Investors Title Co.	373	52,593
iStar, Inc. REIT	19,534	180,885
Jackson Financial, Inc. Class A	21,206	588,466
James River Group Holdings Ltd.	9,238	210,719
John Marshall Bancorp, Inc.	2,734	67,147
Kearny Financial Corp.	16,274	172,830
Kennedy-Wilson Holdings, Inc.	33,778	522,208
Kinsale Capital Group, Inc.	6,088	1,554,997
Kite Realty Group Trust REIT	61,707	1,062,595
KKR Real Estate Finance Trust, Inc. REIT	14,355	233,269
Ladder Capital Corp. REIT	32,671	292,732
Lakeland Bancorp, Inc.	16,751	268,184
Lakeland Financial Corp.	7,015	510,762
Legacy Housing Corp. *	2,286	39,205
Lemonade, Inc. *	12,860	272,375
LendingClub Corp. *	28,655	316,638
LendingTree, Inc. *	3,022	72,105
Live Oak Bancshares, Inc.	9,311	284,917
LTC Properties, Inc. REIT	11,094	415,470
Luther Burbank Corp.	4,448	51,686
LXP Industrial Trust REIT	78,207	716,376
Macatawa Bank Corp.	7,514	69,580
Macerich Co. REIT	58,824	467,063
Manning & Napier, Inc.	4,197	51,497
Marcus & Millichap, Inc.	6,765	221,757
MBIA, Inc. *	13,661	125,681
McGrath RentCorp	6,856	574,944
Mercantile Bank Corp.	4,707	139,845
Merchants Bancorp	4,198	96,848
Mercury General Corp.	7,482	212,638
Metrocity Bankshares, Inc.	5,458	107,195
Metropolitan Bank Holding Corp. *	2,787	179,371
MFA Financial, Inc. REIT	28,869	224,601
Mid Penn Bancorp, Inc.	4,078	117,161
Midland States Bancorp, Inc.	6,065	142,952
MidWestOne Financial Group, Inc.	4,126	112,599
Moelis & Co. Class A	17,939	606,518
Mr Cooper Group, Inc. *	19,742	799,551
MVB Financial Corp.	2,897	80,624
National Bank Holdings Corp. Class A	8,265	305,722
National Health Investors, Inc. REIT	12,195	689,383
National Western Life Group, Inc. Class A	551	94,111
Navient Corp.	31,332	460,267
NBT Bancorp, Inc.	12,023	456,273
Necessity Retail REIT, Inc. REIT	37,120	218,266
Nelnet, Inc. Class A	4,061	321,591
NerdWallet, Inc. Class A *	7,145	63,376
NETSTREIT Corp. REIT	15,815	281,665
New York Mortgage Trust, Inc. REIT	109,150	255,411
Newmark Group, Inc. Class A	40,507	326,486
Nexpoint Real Estate Finance, Inc. REIT	1,781	26,679
NexPoint Residential Trust, Inc. REIT	6,398	295,652
NI Holdings, Inc. *	2,437	32,558
Nicolet Bankshares, Inc. *	3,505	246,892
NMI Holdings, Inc. Class A *	23,501	478,715
Northeast Bank	1,519	55,702
Northfield Bancorp, Inc.	12,509	179,004
Northwest Bancshares, Inc.	34,162	461,529

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
OceanFirst Financial Corp.	15,899	$ 296,357
Offerpad Solutions, Inc. *	19,220	23,256
Office Properties Income Trust REIT	13,833	194,354
OFG Bancorp	12,930	324,931
Old National Bancorp	82,106	1,352,286
Old Second Bancorp, Inc.	11,019	143,798
One Liberty Properties, Inc. REIT	4,590	96,482
Oportun Financial Corp. *	8,309	36,310
Oppenheimer Holdings, Inc. Class A	2,365	73,268
OppFi, Inc. *	2,693	6,194
Orchid Island Capital, Inc. REIT	10,775	88,355
Origin Bancorp, Inc.	6,361	244,708
Orion Office REIT, Inc. REIT	15,895	139,081
Orrstown Financial Services, Inc.	3,134	74,965
Outfront Media, Inc. REIT	40,737	618,795
Pacific Premier Bancorp, Inc.	24,843	769,139
Palomar Holdings, Inc. *	6,663	557,826
Paramount Group, Inc. REIT	53,674	334,389
Park National Corp.	4,086	508,625
Parke Bancorp, Inc.	3,261	68,351
Pathward Financial, Inc.	8,102	267,042
PCB Bancorp	3,596	64,980
PCSB Financial Corp.	3,511	62,952
Peapack-Gladstone Financial Corp.	5,150	173,297
Pebblebrook Hotel Trust REIT	36,102	523,840
PennyMac Financial Services, Inc.	7,924	339,940
PennyMac Mortgage Investment Trust REIT	25,796	303,877
Peoples Bancorp, Inc.	8,089	234,015
Peoples Financial Services Corp.	1,981	92,790
Perella Weinberg Partners	12,388	78,416
Phillips Edison & Co., Inc. REIT	31,769	891,120
Physicians Realty Trust REIT	62,273	936,586
Piedmont Office Realty Trust, Inc. Class A REIT	35,655	376,517
Pioneer Bancorp, Inc. *	3,302	31,435
Piper Sandler Cos.	4,730	495,420
PJT Partners, Inc. Class A	6,641	443,752
Plymouth Industrial REIT, Inc. REIT	11,335	190,541
Postal Realty Trust, Inc. Class A REIT	5,575	81,785
PotlatchDeltic Corp. REIT	22,544	925,206
PRA Group, Inc. *	10,873	357,287
Preferred Bank	2,729	178,013
Premier Financial Corp.	10,366	266,406
Primis Financial Corp.	6,934	84,109
ProAssurance Corp.	15,153	295,635
Provident Bancorp, Inc.	4,605	65,898
Provident Financial Services, Inc.	21,057	410,611
Pzena Investment Management, Inc. Class A	4,574	43,362
QCR Holdings, Inc.	4,401	224,187
Radian Group, Inc.	45,240	872,680
Radius Global Infrastructure, Inc. Class A *	21,153	199,261
RBB Bancorp	4,055	84,263
RE/MAX Holdings, Inc. Class A	5,257	99,410
Ready Capital Corp. REIT	21,439	217,391
Red River Bancshares, Inc.	1,395	68,955
Redfin Corp. *	30,240	176,602
Redwood Trust, Inc. REIT	32,496	186,527
Regional Management Corp.	2,179	61,099
Renasant Corp.	15,449	483,245
Republic Bancorp, Inc. Class A	2,481	95,022
Republic First Bancorp, Inc. *	12,170	34,441
Retail Opportunity Investments Corp. REIT	34,177	470,276
RLI Corp.	10,905	1,116,454
RLJ Lodging Trust REIT	44,794	453,315
RMR Group, Inc. Class A	4,232	100,256
Root, Inc. Class A *	2,147	16,918
RPT Realty REIT	23,181	175,248
Ryman Hospitality Properties, Inc. REIT	15,205	1,118,936
S&T Bancorp, Inc.	10,345	303,212
Sabra Health Care REIT, Inc.	63,754	836,452
Safehold, Inc. REIT	5,907	156,299

	Shares	Value
Safety Insurance Group, Inc.	4,081	$ 332,846
Sandy Spring Bancorp, Inc.	12,474	439,833
Saul Centers, Inc. REIT	3,363	126,113
Sculptor Capital Management, Inc.	6,599	58,335
Seacoast Banking Corp. of Florida	14,801	447,434
Selective Insurance Group, Inc.	16,631	1,353,763
Selectquote, Inc. *	38,528	28,125
Seritage Growth Properties REIT *	11,462	103,387
Service Properties Trust REIT	46,769	242,731
ServisFirst Bancshares, Inc.	14,057	1,124,560
Shore Bancshares, Inc.	5,478	94,879
Sierra Bancorp	4,016	79,316
Silvercrest Asset Management Group, Inc. Class A	1,941	31,735
Silvergate Capital Corp. Class A *	8,778	661,422
Simmons First National Corp. Class A	34,325	747,942
SiriusPoint Ltd. * (Bermuda)	26,349	130,428
SITE Centers Corp. REIT	53,664	574,741
SmartFinancial, Inc.	3,979	98,321
South Plains Financial, Inc.	2,964	81,688
Southern First Bancshares, Inc. *	2,115	88,111
Southern Missouri Bancorp, Inc.	2,222	113,389
Southside Bancshares, Inc.	8,880	313,997
SouthState Corp.	20,858	1,650,285
St. Joe Co.	9,580	306,847
STAG Industrial, Inc. REIT	50,860	1,445,950
StepStone Group, Inc. Class A	14,887	364,880
Sterling Bancorp, Inc. *	5,290	31,899
Stewart Information Services Corp.	7,525	328,391
Stock Yards Bancorp, Inc.	7,894	536,871
StoneX Group, Inc. *	4,838	401,264
Stratus Properties, Inc.	1,416	32,993
Summit Financial Group, Inc.	3,486	93,913
Summit Hotel Properties, Inc. REIT	29,249	196,553
Sunlight Financial Holdings, Inc. *	7,562	9,377
Sunstone Hotel Investors, Inc. REIT	59,304	558,644
SWK Holdings Corp. *	1,531	26,027
Tanger Factory Outlet Centers, Inc. REIT	27,289	373,314
Terreno Realty Corp. REIT	20,819	1,103,199
Texas Capital Bancshares, Inc. *	14,041	828,840
Third Coast Bancshares, Inc. *	3,504	59,953
Tiptree, Inc.	6,469	69,606
Tompkins Financial Corp.	3,821	277,481
Towne Bank	19,054	511,219
TPG RE Finance Trust, Inc. REIT	20,713	144,991
Trean Insurance Group, Inc. *	6,132	20,849
TriCo Bancshares	8,888	396,849
Triumph Bancorp, Inc. *	6,584	357,840
Trupanion, Inc. *	10,855	645,113
TrustCo Bank Corp.	5,333	167,563
Trustmark Corp.	17,529	536,913
Two Harbors Investment Corp. REIT	97,821	324,766
UMB Financial Corp.	12,450	1,049,410
UMH Properties, Inc. REIT	14,325	231,349
United Bankshares, Inc.	36,475	1,303,981
United Community Banks, Inc.	28,350	938,385
United Fire Group, Inc.	5,938	170,599
Uniti Group, Inc. REIT	66,310	460,854
Unity Bancorp, Inc.	2,261	56,774
Universal Health Realty Income Trust REIT	3,773	163,031
Universal Insurance Holdings, Inc.	7,707	75,914
Univest Financial Corp.	8,159	191,573
Urban Edge Properties REIT	31,186	416,021
Urstadt Biddle Properties, Inc. Class A REIT	8,393	130,175
USCB Financial Holdings, Inc. *	2,558	33,535
Valley National Bancorp	120,831	1,304,975
Velocity Financial, Inc. *	2,465	26,721
Veris Residential, Inc. REIT *	22,792	259,145
Veritex Holdings, Inc.	13,677	363,671
Victory Capital Holdings, Inc. Class A	4,290	100,000
Virtus Investment Partners, Inc.	1,974	314,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Walker & Dunlop, Inc.	8,537	$714,803
Washington Federal, Inc.	18,031	540,569
Washington Real Estate Investment Trust REIT	24,344	427,481
Washington Trust Bancorp, Inc.	4,592	213,436
Waterstone Financial, Inc.	5,473	88,444
WesBanco, Inc.	16,338	545,199
West BanCorp, Inc.	4,532	94,311
Westamerica BanCorp	7,345	384,070
Whitestone REIT	14,017	118,584
WisdomTree Investments, Inc.	37,968	177,690
World Acceptance Corp. *	1,113	107,761
WSFS Financial Corp.	17,834	828,568
Xenia Hotels & Resorts, Inc. REIT	32,760	451,760

		142,134,219

Industrial - 12.9%
908 Devices, Inc. *	6,002	98,733
AAON, Inc.	12,069	650,278
AAR Corp. *	9,691	347,132
Advanced Energy Industries, Inc.	10,582	819,153
Aerojet Rocketdyne Holdings, Inc. *	21,905	875,981
AeroVironment, Inc. *	6,828	569,182
AerSale Corp. *	4,565	84,635
AEye, Inc. *	12,841	14,254
Air Transport Services Group, Inc. *	16,524	398,063
Akoustis Technologies, Inc. *	13,687	40,650
Alamo Group, Inc.	2,859	349,570
Albany International Corp. Class A	8,767	691,103
Allied Motion Technologies, Inc.	3,446	98,625
Altra Industrial Motion Corp.	17,762	597,158
American Woodmark Corp. *	4,645	203,730
AMMO, Inc. *	24,273	71,120
Apogee Enterprises, Inc.	6,361	243,117
Applied Industrial Technologies, Inc.	10,604	1,089,879
ArcBest Corp.	6,770	492,382
Archer Aviation, Inc. Class A *	38,942	101,639
Arcosa, Inc.	13,345	763,067
Ardmore Shipping Corp. * (Ireland)	9,204	84,033
Argan, Inc.	3,776	121,474
Astec Industries, Inc.	6,382	199,055
Astra Space, Inc. *	41,037	25,074
Astronics Corp. *	6,683	52,528
Atkore, Inc. *	11,536	897,616
Atlas Air Worldwide Holdings, Inc. *	7,808	746,211
Atlas Technical Consultants, Inc. *	4,893	32,538
AZZ, Inc.	7,150	261,047
Babcock & Wilcox Enterprises, Inc. *	15,816	100,906
Badger Meter, Inc.	8,040	742,816
Barnes Group, Inc.	13,611	393,086
Belden, Inc.	12,082	725,162
Benchmark Electronics, Inc.	9,797	242,770
Berkshire Grey, Inc. *	14,515	24,676
Blink Charging Co. *	10,403	184,341
Bloom Energy Corp. Class A *	49,203	983,568
Boise Cascade Co.	11,047	656,855
Brady Corp. Class A	12,822	535,062
Cactus, Inc. Class A	16,635	639,283
Cadre Holdings, Inc.	5,135	123,548
Caesarstone Ltd.	6,257	58,253
Casella Waste Systems, Inc. Class A *	13,986	1,068,391
Centrus Energy Corp. Class A *	2,692	110,318
Charge Enterprises, Inc. *	35,341	62,200
Chart Industries, Inc. *	10,273	1,893,828
Chase Corp.	2,138	178,673
CIRCOR International, Inc. *	5,191	85,600
Columbus McKinnon Corp.	8,002	209,332
Comfort Systems USA, Inc.	9,801	953,931
Comtech Telecommunications Corp.	7,330	73,373
Concrete Pumping Holdings, Inc. *	7,352	47,420

	Shares	Value
Construction Partners, Inc. Class A *	11,205	$293,907
Costamare, Inc. (Monaco)	14,551	130,231
Covenant Logistics Group, Inc.	2,889	82,914
CryoPort, Inc. *	12,389	301,796
CSW Industrials, Inc.	4,134	495,253
CTS Corp.	8,938	372,268
CyberOptics Corp. *	1,901	102,236
Daseke, Inc. *	11,415	61,755
DHT Holdings, Inc.	38,946	294,432
Dorian LPG Ltd.	8,850	120,095
Ducommun, Inc. *	3,342	132,544
DXP Enterprises, Inc. *	4,005	94,838
Dycom Industries, Inc. *	8,075	771,405
Eagle Bulk Shipping, Inc.	3,708	160,111
Eastman Kodak Co. *	16,400	75,276
EMCOR Group, Inc.	13,640	1,575,147
Encore Wire Corp.	5,162	596,417
Energizer Holdings, Inc.	18,360	461,570
Energy Recovery, Inc. *	14,809	321,948
Enerpac Tool Group Corp.	16,482	293,874
EnerSys	11,379	661,916
Enovix Corp. *	30,449	558,282
EnPro Industries, Inc.	5,860	497,983
ESCO Technologies, Inc.	7,262	533,321
ESS Tech, Inc. *	22,363	91,465
Evolv Technologies Holdings, Inc. *	22,559	47,825
Evoqua Water Technologies Corp. *	32,520	1,075,436
Exponent, Inc.	14,232	1,247,719
Fabrinet * (Thailand)	10,330	985,998
FARO Technologies, Inc. *	5,229	143,484
Federal Signal Corp.	16,799	626,939
FLEX LNG Ltd. * (Norway)	7,906	250,383
Fluor Corp. *	39,845	991,742
Forward Air Corp.	7,536	680,199
Franklin Electric Co., Inc.	12,953	1,058,390
Frontdoor, Inc. *	23,254	474,149
Frontline Ltd. (Norway)	35,176	384,474
GATX Corp.	9,919	844,603
Genco Shipping & Trading Ltd.	10,245	128,370
Gibraltar Industries, Inc. *	9,027	369,475
Golden Ocean Group Ltd. * (Norway)	34,268	255,982
GoPro, Inc. Class A *	36,282	178,870
Gorman-Rupp Co.	6,529	155,325
GrafTech International Ltd.	54,669	235,623
Granite Construction, Inc.	12,469	316,588
Great Lakes Dredge & Dock Corp. *	18,291	138,646
Greenbrier Cos., Inc.	8,915	216,367
Greif, Inc. Class A	7,126	424,496
Greif, Inc. Class B	1,595	96,976
Griffon Corp.	12,933	381,782
Harsco Corp. *	22,315	83,458
Heartland Express, Inc.	12,942	185,200
Helios Technologies, Inc.	9,192	465,115
Heritage-Crystal Clean, Inc. *	4,452	131,646
Hillenbrand, Inc.	19,469	714,902
Hillman Solutions Corp. *	37,069	279,500
Hub Group, Inc. Class A *	9,370	646,343
Hydrofarm Holdings Group, Inc. *	11,190	21,709
Hyster-Yale Materials Handling, Inc.	2,847	61,239
Ichor Holdings Ltd. *	7,973	193,026
Identiv, Inc. *	5,886	73,810
IES Holdings, Inc. *	2,461	67,973
Insteel Industries, Inc.	5,299	140,582
International Seaways, Inc.	13,637	479,068
Itron, Inc. *	12,680	533,955
Janus International Group, Inc. *	22,097	197,105
JELD-WEN Holding, Inc. *	23,621	206,684
Joby Aviation, Inc. *	70,674	306,018
John Bean Technologies Corp.	8,833	759,638
Kadant, Inc.	3,273	545,969
Kaman Corp.	7,854	219,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Karat Packaging, Inc. *	1,306	$20,883
Kennametal, Inc.	22,608	465,273
Kimball Electronics, Inc. *	6,838	117,272
Knowles Corp. *	25,588	311,406
Kratos Defense & Security Solutions, Inc. *	34,873	354,310
Latham Group, Inc. *	12,303	44,168
Li-Cycle Holdings Corp. * (Canada)	38,046	202,405
Lindsay Corp.	3,091	442,878
LSB Industries, Inc. *	8,731	124,417
Luxfer Holdings PLC (United Kingdom)	7,978	115,681
Manitowoc Co., Inc. *	9,869	76,485
Marten Transport Ltd.	16,402	314,262
Masonite International Corp. *	6,286	448,129
Materion Corp.	5,743	459,440
Matson, Inc.	10,745	661,032
Matthews International Corp. Class A	8,409	188,446
Mesa Laboratories, Inc.	1,427	200,964
MicroVision, Inc. *	47,491	171,443
Mirion Technologies, Inc. *	37,506	280,170
Modine Manufacturing Co. *	14,043	181,716
Momentus, Inc. *	14,804	20,281
Montrose Environmental Group, Inc. *	7,599	255,706
Moog, Inc. Class A	7,899	555,695
Mueller Industries, Inc.	15,421	916,624
Mueller Water Products, Inc. Class A	41,843	429,728
Myers Industries, Inc.	10,437	171,897
MYR Group, Inc. *	4,651	394,079
Napco Security Technologies, Inc. *	8,336	242,411
National Presto Industries, Inc.	1,547	100,632
NL Industries, Inc.	2,103	16,256
nLight, Inc. *	12,119	114,525
Nordic American Tankers Ltd.	54,274	144,912
Northwest Pipe Co. *	2,663	74,830
Novanta, Inc. *	9,917	1,146,901
NuScale Power Corp. *	8,574	100,144
NV5 Global, Inc. *	3,792	469,525
O-I Glass, Inc. *	43,230	559,829
Olympic Steel, Inc.	2,927	66,765
Omega Flex, Inc.	916	84,840
OSI Systems, Inc. *	4,607	331,980
Pactiv Evergreen, Inc.	12,227	106,742
PAM Transportation Services, Inc. *	2,014	62,353
Park Aerospace Corp.	5,378	59,373
PGT Innovations, Inc. *	16,239	340,369
Plexus Corp. *	7,596	665,106
Powell Industries, Inc.	2,698	56,874
Primoris Services Corp.	13,971	227,029
Proto Labs, Inc. *	7,408	269,873
Pure Cycle Corp. *	5,726	47,812
PureCycle Technologies, Inc. *	29,874	241,083
Radiant Logistics, Inc. *	11,157	63,483
Ranpak Holdings Corp. *	10,823	37,015
RBC Bearings, Inc. *	7,945	1,651,050
Redwire Corp. *	6,759	16,086
Rocket Lab USA, Inc. *	60,053	244,416
Ryerson Holding Corp.	5,165	132,947
Safe Bulkers, Inc. (Greece)	19,002	46,935
Saia, Inc. *	7,429	1,411,510
Sanmina Corp. *	15,945	734,746
Sarcos Technology & Robotics Corp. *	29,082	64,562
Scorpio Tankers, Inc. (Monaco)	13,738	577,546
SFL Corp. Ltd. (Norway)	31,383	285,899
Sight Sciences, Inc. *	6,414	40,729
Simpson Manufacturing Co., Inc.	12,084	947,386
SmartRent, Inc. *	33,349	75,702
Smith & Wesson Brands, Inc.	12,689	131,585
SPX Technologies, Inc. *	12,293	678,819
Standex International Corp.	3,444	281,203
Sterling Infrastructure, Inc. *	7,997	171,696
Stoneridge, Inc. *	7,629	129,312
Sturm Ruger & Co., Inc.	4,755	241,506

	Shares	Value
Summit Materials, Inc. Class A *	33,170	$ 794,753
Teekay Corp. * (Bermuda)	19,788	71,039
Teekay Tankers Ltd. Class A * (Bermuda)	6,562	180,717
Tennant Co.	5,197	293,942
Terex Corp.	18,679	555,513
Thermon Group Holdings, Inc. *	9,371	144,407
TimkenSteel Corp. *	12,988	194,690
Transphorm, Inc. *	5,790	29,124
Tredegar Corp.	7,911	74,680
TriMas Corp.	11,989	300,564
Trinity Industries, Inc.	23,016	491,392
Triumph Group, Inc. *	17,961	154,285
TTM Technologies, Inc. *	27,579	363,491
Turtle Beach Corp. *	4,263	29,074
Tutor Perini Corp. *	11,284	62,288
UFP Industries, Inc.	16,696	1,204,783
UFP Technologies, Inc. *	2,005	172,109
Universal Logistics Holdings, Inc.	1,745	55,351
Vicor Corp. *	6,066	358,743
View, Inc. *	34,012	45,576
Vishay Intertechnology, Inc.	36,568	650,545
Vishay Precision Group, Inc. *	3,713	109,868
Watts Water Technologies, Inc. Class A	7,607	956,428
Werner Enterprises, Inc.	17,525	658,940
Worthington Industries, Inc.	8,659	330,254
Xometry, Inc. Class A *	9,527	541,038
Zurn Elkay Water Solutions Corp.	34,610	847,945

		79,306,172

Technology - 9.6%
1Life Healthcare, Inc. *	50,467	865,509
3D Systems Corp. *	35,722	285,062
8x8, Inc. *	33,931	117,062
ACI Worldwide, Inc. *	31,742	663,408
ACM Research, Inc. Class A *	13,302	165,743
ACV Auctions, Inc. Class A *	31,698	227,909
Agilysys, Inc. *	5,498	304,314
Alignment Healthcare, Inc. *	23,350	276,464
Alkami Technology, Inc. *	10,533	158,522
Allscripts Healthcare Solutions, Inc. *	30,709	467,698
Alpha & Omega Semiconductor Ltd. *	6,115	188,097
Altair Engineering, Inc. Class A *	14,503	641,323
Ambarella, Inc. *	10,240	575,283
American Software, Inc. Class A	9,100	139,412
Amkor Technology, Inc.	28,467	485,362
Amplitude, Inc. Class A *	15,782	244,147
Apollo Medical Holdings, Inc. *	10,836	422,604
Appfolio, Inc. Class A *	5,274	552,293
Appian Corp. *	11,308	461,706
Arteris, Inc. *	5,296	35,271
Asana, Inc. Class A *	20,536	456,515
Atomera, Inc. *	6,243	63,242
Avaya Holdings Corp. *	23,725	37,723
AvePoint, Inc. *	35,515	142,415
Avid Technology, Inc. *	10,038	233,484
AvidXchange Holdings, Inc. *	41,324	347,948
Axcelis Technologies, Inc. *	9,001	545,101
AXT, Inc. *	11,917	79,844
Bandwidth, Inc. Class A *	6,640	79,016
Benefitfocus, Inc. *	7,116	45,187
BigCommerce Holdings, Inc. *	18,308	270,958
Blackbaud, Inc. *	13,042	574,630
Blackline, Inc. *	15,369	920,603
Blend Labs, Inc. Class A *	51,984	114,885
Box, Inc. Class A *	38,604	941,552
Brightcove, Inc. *	12,051	75,921
BTRS Holdings, Inc. Class A *	27,311	252,900
C3.ai, Inc. Class A *	19,545	244,312
Cantaloupe, Inc. *	16,603	57,778
Cardlytics, Inc. *	9,074	85,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Cerberus Cyber Sentinel Corp. *	12,986	$38,309
Cerence, Inc. *	11,241	177,046
CEVA, Inc. *	6,475	169,839
Clear Secure, Inc. Class A *	17,582	401,924
Cohu, Inc. *	13,778	355,197
CommVault Systems, Inc. *	12,539	665,069
Computer Programs & Systems, Inc. *	4,031	112,384
Conduent, Inc. *	47,287	157,939
Consensus Cloud Solutions, Inc. *	4,625	218,762
Convey Health Solutions Holdings, Inc. *	4,507	47,369
Corsair Gaming, Inc. *	10,756	122,081
CS Disco, Inc. *	6,360	63,600
CSG Systems International, Inc.	9,076	479,939
Cvent Holding Corp. *	13,601	71,405
Daily Journal Corp. *	344	88,198
Desktop Metal, Inc. Class A *	74,045	191,776
Diebold Nixdorf, Inc. *	20,849	50,872
Digi International, Inc. *	9,707	335,571
Digimarc Corp. *	3,820	51,761
Digital Turbine, Inc. *	26,507	381,966
DigitalOcean Holdings, Inc. *	19,599	708,896
Diodes, Inc. *	12,403	805,079
Domo, Inc. Class B *	8,752	157,448
Donnelley Financial Solutions, Inc. *	7,306	270,103
Duck Creek Technologies, Inc. *	21,709	257,252
Duolingo, Inc. *	6,620	630,423
E2open Parent Holdings, Inc. *	56,524	343,101
Ebix, Inc.	7,481	141,915
eGain Corp. *	5,873	43,166
Enfusion, Inc. Class A *	7,114	87,787
EngageSmart, Inc. *	10,024	207,397
Envestnet, Inc. *	15,327	680,519
Everbridge, Inc. *	11,221	346,504
EverCommerce, Inc. *	6,233	68,127
Evolent Health, Inc. Class A *	22,697	815,503
ExlService Holdings, Inc. *	9,044	1,332,724
Faraday Future Intelligent Electric, Inc. *	27,405	17,435
Fastly, Inc. Class A *	31,878	292,002
ForgeRock, Inc. Class A *	8,358	121,442
FormFactor, Inc. *	21,640	542,082
Grid Dynamics Holdings, Inc. *	13,614	254,990
Health Catalyst, Inc. *	15,442	149,787
Hims & Hers Health, Inc. *	33,818	188,704
HireRight Holdings Corp. *	5,970	91,102
IBEX Holdings Ltd. *	1,980	36,769
Impinj, Inc. *	5,913	473,217
Inseego Corp. *	25,524	52,835
Insight Enterprises, Inc. *	8,863	730,400
Inspired Entertainment, Inc. *	5,923	52,300
Instructure Holdings, Inc. *	4,867	108,437
Intapp, Inc. *	3,727	69,583
Integral Ad Science Holding Corp. *	9,255	67,006
IonQ, Inc. *	33,681	170,763
IronNet, Inc. *	18,125	12,488
Kaleyra, Inc. * (Italy)	9,262	8,984
KnowBe4, Inc. Class A *	20,523	427,084
Kulicke & Soffa Industries, Inc. (Singapore)	15,967	615,208
Latch, Inc. *	25,273	24,100
LivePerson, Inc. *	20,407	192,234
LiveVox Holdings, Inc. *	4,002	11,806
Loyalty Ventures, Inc. *	6,893	8,340
MACOM Technology Solutions Holdings, Inc. Class H *	13,887	719,208
Markforged Holding Corp. *	30,345	60,083
Matterport, Inc. *	62,120	235,435
Maximus, Inc.	16,934	979,971
MaxLinear, Inc. *	20,579	671,287
MeridianLink, Inc. *	6,513	106,032
MicroStrategy, Inc. Class A *	2,620	556,121
Mitek Systems, Inc. *	12,097	110,808
Model N, Inc. *	10,009	342,608

	Shares	Value
Momentive Global, Inc. *	37,308	$ 216,759
N-Able, Inc. *	18,794	173,469
NetScout Systems, Inc. *	19,312	604,852
NextGen Healthcare, Inc. *	15,261	270,120
NextNav, Inc. *	17,389	46,776
Nutex Health, Inc. *	11,384	17,076
Olo, Inc. Class A *	25,454	201,087
ON24, Inc. *	11,692	102,890
OneSpan, Inc. *	11,669	100,470
Onto Innovation, Inc. *	13,933	892,409
Ouster, Inc. *	44,518	42,889
Outbrain, Inc. *	11,464	41,844
Outset Medical, Inc. *	13,690	218,082
PagerDuty, Inc. *	24,138	556,864
PAR Technology Corp. *	7,150	211,139
Parsons Corp. *	9,782	383,454
PDF Solutions, Inc. *	8,366	205,218
Pear Therapeutics, Inc. *	16,282	33,215
Photronics, Inc. *	16,901	247,093
Phreesia, Inc. *	13,816	352,032
Ping Identity Holding Corp. *	21,699	609,091
Pitney Bowes, Inc.	36,845	85,849
Playstudios, Inc. *	21,641	75,527
Porch Group, Inc. *	22,166	49,873
Power Integrations, Inc.	15,880	1,021,402
PowerSchool Holdings, Inc. Class A *	12,660	211,295
Privia Health Group, Inc. *	12,373	421,424
Progress Software Corp.	11,905	506,558
PROS Holdings, Inc. *	11,491	283,828
PubMatic, Inc. Class A *	11,723	194,953
Qualys, Inc. *	10,808	1,506,527
Rackspace Technology, Inc. *	15,323	62,518
Rambus, Inc. *	30,919	785,961
Rapid7, Inc. *	16,177	693,993
Red Violet, Inc. *	2,399	41,551
Rigetti Computing, Inc. *	8,792	16,529
Rimini Street, Inc. *	12,495	58,227
Rockley Photonics Holdings Ltd. *	27,786	19,731
Sapiens International Corp. NV (Israel)	8,792	168,631
Schrodinger, Inc. *	15,263	381,270
SecureWorks Corp. Class A *	3,091	24,883
Semtech Corp. *	17,560	516,440
Sharecare, Inc. *	79,589	151,219
Silicon Laboratories, Inc. *	9,503	1,173,050
Simulations Plus, Inc.	4,480	217,459
SiTime Corp. *	4,466	351,608
Skillsoft Corp. *	22,120	40,480
Skillz, Inc. *	86,751	88,486
SkyWater Technology, Inc. *	2,918	22,323
SMART Global Holdings, Inc. *	14,015	222,418
SolarWinds Corp. *	13,154	101,943
Sprout Social, Inc. Class A *	12,796	776,461
SPS Commerce, Inc. *	10,085	1,252,859
Sumo Logic, Inc. *	30,666	229,995
Super Micro Computer, Inc. *	12,614	694,653
Synaptics, Inc. *	10,994	1,088,516
Telos Corp. *	15,266	135,715
Tenable Holdings, Inc. *	30,838	1,073,162
TTEC Holdings, Inc.	5,268	233,425
Ultra Clean Holdings, Inc. *	12,762	328,621
Unisys Corp. *	18,871	142,476
Upland Software, Inc. *	8,046	65,414
UserTesting, Inc. *	13,273	52,030
Varonis Systems, Inc. *	30,759	815,729
Veeco Instruments, Inc. *	14,315	262,251
Velo3D, Inc. *	16,740	65,956
Verint Systems, Inc. *	17,944	602,559
Veritone, Inc. *	8,078	45,479
Verra Mobility Corp. *	40,701	625,574
Viant Technology, Inc. Class A *	3,169	13,341
Vimeo, Inc. *	40,522	162,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Vuzix Corp. *	16,544	$95,790
Weave Communications, Inc. *	8,134	41,077
WM Technology, Inc. *	20,230	32,570
Workiva, Inc. *	13,514	1,051,389
Xerox Holdings Corp.	31,584	413,119
Xperi Holding Corp. *	27,882	394,251
Yext, Inc. *	31,681	141,297
Zeta Global Holdings Corp. Class A *	30,186	199,529
Zuora, Inc. Class A *	32,675	241,141

		58,723,353

Utilities - 3.3%
ALLETE, Inc.	16,287	815,164
Altus Power, Inc. *	11,425	125,789
Ameresco, Inc. Class A *	8,934	593,932
American States Water Co.	10,487	817,462
Artesian Resources Corp. Class A	2,171	104,469
Avista Corp.	19,936	738,629
Black Hills Corp.	18,132	1,228,080
Brookfield Infrastructure Corp. Class A (Canada)	27,805	1,131,663
California Water Service Group	15,301	806,210
Chesapeake Utilities Corp.	4,900	565,411
Clearway Energy, Inc. Class A	9,933	289,050
Clearway Energy, Inc. Class C	22,701	723,027
FTC Solar, Inc. *	11,755	34,795
Global Water Resources, Inc.	4,109	48,199
MGE Energy, Inc.	10,029	658,203
Middlesex Water Co.	4,923	380,056
New Jersey Resources Corp.	26,700	1,033,290
Northwest Natural Holding Co.	9,251	401,308
NorthWestern Corp.	14,962	737,327
ONE Gas, Inc.	15,258	1,074,011
Ormat Technologies, Inc.	12,635	1,089,137
Otter Tail Corp.	11,366	699,236
PNM Resources, Inc.	23,750	1,086,087
Portland General Electric Co.	24,834	1,079,286
SJW Group	7,357	423,763
South Jersey Industries, Inc.	34,478	1,152,255
Southwest Gas Holdings, Inc. *	18,574	1,295,536
Spire, Inc.	14,488	903,037
Unitil Corp.	4,486	208,375
Via Renewables, Inc.	3,905	26,984
York Water Co.	3,627	139,386

		20,409,157

Total Common Stocks (Cost $608,699,711)		609,023,762

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $4,428,853; collateralized by U.S. Treasury Notes: 3.000% due 07/15/25 and value $4,516,484)	$4,427,856	$4,427,856

Total Short-Term Investment (Cost $4,427,856)		4,427,856

TOTAL INVESTMENTS - 99.9% (Cost $613,139,167)		613,472,799

DERIVATIVES - (0.1%)		(553,472)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,142,444

NET ASSETS - 100.0%		$614,061,771

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $10,024 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/22	66	$6,063,812	$5,510,340	($553,472)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$21,181	$-	$11,157	$10,024
	Common Stocks	609,023,762	609,023,762	-	-
	Short-Term Investment	4,427,856	-	4,427,856	-

	Total Assets	613,472,799	609,023,762	4,439,013	10,024

	Liabilities Derivatives:
	Equity Contracts
	Futures	(553,472)	(553,472)	-	-

	Total Liabilities	(553,472)	(553,472)	-	-

	Total	$612,919,327	$608,470,290	$4,439,013	$10,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Basic Materials - 4.1%
AdvanSix, Inc.	115,640	$3,712,044
ATI, Inc. *	187,820	4,997,890
HB Fuller Co.	67,560	4,060,356
Innospec, Inc.	31,210	2,673,761

		15,444,051

Communications - 2.7%
A10 Networks, Inc.	277,284	3,679,559
Casa Systems, Inc. *	562,061	1,759,251
Criteo SA ADR * (France)	180,021	4,865,967

		10,304,777

Consumer, Cyclical - 17.0%
Alaska Air Group, Inc. *	84,960	3,326,184
Blue Bird Corp. *	230,716	1,926,479
Citi Trends, Inc. *	119,639	1,855,601
Dana, Inc.	287,796	3,289,508
Dine Brands Global, Inc.	67,510	4,290,936
Genesco, Inc. *	77,150	3,033,538
Goodyear Tire & Rubber Co. *	492,750	4,971,847
H&E Equipment Services, Inc.	123,692	3,505,431
Hilton Grand Vacations, Inc. *	90,840	2,987,728
IMAX Corp. *	252,940	3,571,513
KB Home	163,840	4,246,733
MillerKnoll, Inc.	36,216	564,970
Papa John’s International, Inc.	54,051	3,784,110
REV Group, Inc.	407,277	4,492,265
Sally Beauty Holdings, Inc. *	378,530	4,769,478
Shyft Group, Inc.	216,190	4,416,762
Six Flags Entertainment Corp. *	183,820	3,253,614
Taylor Morrison Home Corp. *	226,608	5,284,498

		63,571,195

Consumer, Non-Cyclical - 10.4%
Acadia Healthcare Co., Inc. *	76,790	6,003,442
Adtalem Global Education, Inc. *	136,990	4,993,286
Hain Celestial Group, Inc. *	226,602	3,825,042
Herc Holdings, Inc.	50,230	5,217,892
Integra LifeSciences Holdings Corp. *	99,770	4,226,257
Korn Ferry	63,510	2,981,795
Nomad Foods Ltd. * (United Kingdom)	288,105	4,091,091
Pediatrix Medical Group, Inc. *	267,640	4,418,736
Syneos Health, Inc. *	70,820	3,339,163

		39,096,704

Energy - 4.2%
Helmerich & Payne, Inc.	137,560	5,085,593
HF Sinclair Corp.	99,320	5,347,389
Magnolia Oil & Gas Corp. Class A	274,290	5,433,685

		15,866,667

Financial - 37.5%
1st Source Corp.	92,693	4,291,686
Associated Banc-Corp.	290,063	5,824,465
Bank of Marin Bancorp	84,118	2,519,334
BankUnited, Inc.	174,303	5,955,934
Berkshire Hills Bancorp, Inc.	215,480	5,882,604
Broadstone Net Lease, Inc. REIT	285,840	4,439,095
Carter Bankshares, Inc. *	193,318	3,112,420
Cousins Properties, Inc. REIT	114,431	2,671,964
First BanCorp	468,880	6,414,278
Hanover Insurance Group, Inc.	40,510	5,190,951

	Shares	Value
HarborOne Bancorp, Inc.	354,838	$ 4,761,926
Heritage Financial Corp.	218,156	5,774,589
Independence Realty Trust, Inc. REIT	314,103	5,254,943
Independent Bank Group, Inc.	68,434	4,201,163
Moelis & Co. Class A	130,103	4,398,783
National Storage Affiliates Trust REIT	85,453	3,553,136
NETSTREIT Corp. REIT	213,070	3,794,777
Pacific Premier Bancorp, Inc.	177,702	5,501,654
Physicians Realty Trust REIT	345,180	5,191,507
Premier Financial Corp.	155,620	3,999,434
Sandy Spring Bancorp, Inc.	102,219	3,604,242
Selective Insurance Group, Inc.	78,021	6,350,909
STAG Industrial, Inc. REIT	140,118	3,983,555
Stifel Financial Corp.	54,200	2,813,522
Synovus Financial Corp.	129,973	4,875,287
Texas Capital Bancshares, Inc. *	107,999	6,375,181
TriCo Bancshares	120,897	5,398,051
Umpqua Holdings Corp.	207,054	3,538,553
Webster Financial Corp.	116,349	5,258,975
WSFS Financial Corp.	121,267	5,634,065

		140,566,983

Industrial - 15.0%
ArcBest Corp.	86,780	6,311,509
Arcosa, Inc.	96,440	5,514,439
Belden, Inc.	70,771	4,247,676
Cactus, Inc. Class A	92,110	3,539,787
Dycom Industries, Inc. *	43,530	4,158,421
Fluor Corp. *	68,811	1,712,706
Great Lakes Dredge & Dock Corp. *	388,390	2,943,996
Ichor Holdings Ltd. *	162,430	3,932,430
Kirby Corp. *	53,080	3,225,672
Masonite International Corp. *	56,029	3,994,307
O-I Glass, Inc. *	115,142	1,491,089
Spirit AeroSystems Holdings, Inc. Class A	100,840	2,210,413
Star Bulk Carriers Corp. (Greece)	215,650	3,769,562
Terex Corp.	124,966	3,716,489
TTM Technologies, Inc. *	417,440	5,501,859

		56,270,355

Technology - 5.5%
ACI Worldwide, Inc. *	171,880	3,592,292
Change Healthcare, Inc. *	241,550	6,640,209
CommVault Systems, Inc. *	66,143	3,508,225
Kulicke & Soffa Industries, Inc. (Singapore)	52,408	2,019,280
Magnachip Semiconductor Corp. * (South Korea)	301,483	3,087,186
Unisys Corp. *	228,242	1,723,227

		20,570,419

Utilities - 2.6%
IDACORP, Inc.	61,320	6,071,293
Southwest Gas Holdings, Inc. *	50,490	3,521,678

		9,592,971

Total Common Stocks (Cost $454,010,567)		371,284,122

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $3,727,199; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $3,800,939)	$3,726,361	$3,726,361

Total Short-Term Investment (Cost $3,726,361)		3,726,361

TOTAL INVESTMENTS - 100.0% (Cost $457,736,928)		375,010,483

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(121,669)

NET ASSETS - 100.0%		$374,888,814

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$371,284,122	$371,284,122	$-	$-
	Short-Term Investment	3,726,361	-	3,726,361	-

	Total	$375,010,483	$371,284,122	$3,726,361	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%
Consumer, Cyclical - 0.5%
Volkswagen AG	37,151	$4,539,554

Consumer, Non-Cyclical - 1.0%
Henkel AG & Co. KGaA	143,052	8,495,433

Total Preferred Stocks (Cost $19,020,987)		13,034,987

COMMON STOCKS - 95.7%
Basic Materials - 0.8%
Akzo Nobel NV (Netherlands)	119,799	6,789,003

Communications - 8.3%
Cisco Systems, Inc.	507,200	20,288,000
Comcast Corp. Class A	165,372	4,850,361
F5, Inc.*	79,817	11,551,914
Verizon Communications, Inc.	621,249	23,588,825
Walt Disney Co.*	107,568	10,146,889

		70,425,989

Consumer, Cyclical - 5.9%
Advance Auto Parts, Inc.	56,514	8,835,399
Dollar Tree, Inc.*	95,006	12,930,317
Sodexo SA (France)	98,131	7,369,669
Southwest Airlines Co.*	310,424	9,573,476
Walmart, Inc.	90,167	11,694,660

		50,403,521

Consumer, Non-Cyclical - 32.4%
Automatic Data Processing, Inc.	19,398	4,387,634
Becton Dickinson & Co.	37,159	8,280,140
Cigna Corp.	29,857	8,284,422
Colgate-Palmolive Co.	61,766	4,339,061
Conagra Brands, Inc.	513,585	16,758,278
CVS Health Corp.	100,740	9,607,574
Henry Schein, Inc.*	165,885	10,910,256
Johnson & Johnson	236,584	38,648,362
Kimberly-Clark Corp.	152,023	17,108,668
Koninklijke Ahold Delhaize NV (Netherlands)	362,779	9,240,499
Medtronic PLC	460,077	37,151,218
Merck & Co., Inc.	86,539	7,452,739
Mondelez International, Inc. Class A	193,911	10,632,140
PepsiCo, Inc.	41,988	6,854,961
Pfizer, Inc.	187,966	8,225,392
Procter & Gamble Co.	39,372	4,970,715
Quest Diagnostics, Inc.	93,868	11,516,665
Roche Holding AG (Switzerland)	22,231	7,236,915
Unilever PLC ADR (United Kingdom)	400,645	17,564,277
Universal Health Services, Inc. Class B	111,813	9,859,670
Zimmer Biomet Holdings, Inc.	255,452	26,707,507

		275,737,093

Energy - 6.8%
Baker Hughes Co.	292,902	6,139,226
Chevron Corp.	42,953	6,171,057
ConocoPhillips	93,470	9,565,720
Exxon Mobil Corp.	259,003	22,613,552
TotalEnergies SE ADR (France)	286,902	13,346,681

		57,836,236

	Shares	Value
Financial - 21.7%
Aflac, Inc.	163,505	$9,188,981
Allstate Corp.	192,453	23,966,172
Ameriprise Financial, Inc.	39,551	9,964,875
Bank of New York Mellon Corp.	569,721	21,945,653
Berkshire Hathaway, Inc. Class B *	93,806	25,048,078
BlackRock, Inc.	17,918	9,859,917
Chubb Ltd.	25,283	4,598,472
Healthpeak Properties, Inc. REIT	292,172	6,696,582
JPMorgan Chase & Co.	229,912	24,025,804
MetLife, Inc.	110,307	6,704,460
Northern Trust Corp.	101,769	8,707,356
Truist Financial Corp.	402,882	17,541,482
US Bancorp	400,110	16,132,435

		184,380,267

Industrial - 12.0%
Emerson Electric Co.	181,778	13,309,785
General Dynamics Corp.	25,055	5,315,919
Norfolk Southern Corp.	30,333	6,359,314
nVent Electric PLC	359,965	11,378,494
Oshkosh Corp.	136,335	9,582,987
Packaging Corp. of America	79,000	8,870,910
Raytheon Technologies Corp.	286,765	23,474,583
Siemens AG (Germany)	68,215	6,667,528
Sonoco Products Co.	132,990	7,544,523
TE Connectivity Ltd. (Switzerland)	86,179	9,510,714

		102,014,757

Technology - 1.7%
Applied Materials, Inc.	87,733	7,187,965
Texas Instruments, Inc.	50,100	7,754,478

		14,942,443

Utilities - 6.1%
Duke Energy Corp.	109,107	10,149,133
Edison International	134,167	7,591,169
Eversource Energy	90,990	7,093,580
Pinnacle West Capital Corp.	190,958	12,318,701
Xcel Energy, Inc.	228,388	14,616,832

		51,769,415

Total Common Stocks (Cost $905,486,337)		814,298,724

EXCHANGE-TRADED FUND - 0.8%
iShares Russell 1000 Value	54,434	7,402,480

Total Exchange-Traded Fund (Cost $8,641,939)		7,402,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $19,265,168; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $19,646,143)	$19,260,834	$19,260,834

Total Short-Term Investment (Cost $19,260,834)		19,260,834

TOTAL INVESTMENTS - 100.3% (Cost $952,410,097)		853,997,025

DERIVATIVES - 0.0%		2,324

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,843,920)

NET ASSETS - 100.0%		$851,155,429

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CHF	348,971	USD	355,085	12/22	MSC	$1,876	$-
EUR	1,377,177	USD	1,332,659	12/22	JPM	26,664	-
GBP	357,367	USD	403,143	12/22	BOA	-	(3,566)
USD	6,682,582	CHF	6,498,789	12/22	MSC	35,008	-
USD	49,418,502	EUR	50,298,986	12/22	JPM	-	(228,376)
USD	16,259,589	GBP	14,389,335	12/22	BOA	170,718	-

Total Forward Foreign Currency Contracts						$234,266	($231,942)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$13,034,987	$-	$13,034,987	$-
	Common Stocks
	Basic Materials	6,789,003	-	6,789,003	-
	Communications	70,425,989	70,425,989	-	-
	Consumer, Cyclical	50,403,521	43,033,852	7,369,669	-
	Consumer, Non-Cyclical	275,737,093	259,259,679	16,477,414	-
	Energy	57,836,236	57,836,236	-	-
	Financial	184,380,267	184,380,267	-	-
	Industrial	102,014,757	95,347,229	6,667,528	-
	Technology	14,942,443	14,942,443	-	-
	Utilities	51,769,415	51,769,415	-	-

	Total Common Stocks	814,298,724	776,995,110	37,303,614	-

	Exchange-Traded Fund	7,402,480	7,402,480	-	-
	Short-Term Investment	19,260,834	-	19,260,834	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	234,266	-	234,266	-

	Total Assets	854,231,291	784,397,590	69,833,701	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(231,942)	-	(231,942)	-

	Total Liabilities	(231,942)	-	(231,942)	-

	Total	$853,999,349	$784,397,590	$69,601,759	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Basic Materials - 0.3%
Axalta Coating Systems Ltd. *	99,492	$2,095,302

Communications - 6.2%
Alphabet, Inc. Class C *	35,140	3,378,711
Booking Holdings, Inc. *	2,393	3,932,202
Cisco Systems, Inc.	75,148	3,005,920
CommScope Holding Co., Inc. *	184,009	1,694,723
DISH Network Corp. Class A *	15,629	216,149
IAC/InterActiveCorp *	60,464	3,348,496
Liberty Broadband Corp. Class C *	51,936	3,832,877
Liberty Media Corp. - Liberty SiriusXM Class C *	132,355	4,991,107
Meta Platforms, Inc. Class A *	28,590	3,879,091
Nexstar Media Group, Inc. Class A	13,491	2,250,973
T-Mobile US, Inc. *	32,157	4,314,505
Verizon Communications, Inc.	239,425	9,090,967

		43,935,721

Consumer, Cyclical - 7.9%
AutoZone, Inc. *	4,196	8,987,538
Bath & Body Works, Inc.	100,866	3,288,232
Best Buy Co., Inc.	38,366	2,430,102
Columbia Sportswear Co.	62,095	4,178,994
Dick’s Sporting Goods, Inc.	44,831	4,691,116
Dollar General Corp.	14,683	3,521,864
Gap, Inc.	169,291	1,389,879
Home Depot, Inc.	9,280	2,560,723
Lowe’s Cos., Inc.	33,550	6,301,025
Murphy USA, Inc.	14,675	4,034,304
Newell Brands, Inc.	260,233	3,614,636
Ralph Lauren Corp.	42,360	3,597,635
Target Corp.	21,009	3,117,526
Texas Roadhouse, Inc.	45,083	3,933,943

		55,647,517

Consumer, Non-Cyclical - 20.2%
AbbVie, Inc.	105,601	14,172,710
Albertsons Cos., Inc. Class A	129,294	3,214,249
AmerisourceBergen Corp.	62,543	8,463,944
BellRing Brands, Inc. *	100,658	2,074,561
Bristol-Myers Squibb Co.	217,071	15,431,577
Cigna Corp.	16,604	4,607,112
CVS Health Corp.	106,028	10,111,890
FleetCor Technologies, Inc. *	19,590	3,451,170
HCA Healthcare, Inc.	30,275	5,564,242
Johnson & Johnson	62,513	10,212,124
Keurig Dr Pepper, Inc.	98,174	3,516,593
Kraft Heinz Co.	184,492	6,152,808
Laboratory Corp. of America Holdings	22,698	4,648,777
Medtronic PLC	42,167	3,404,985
Merck & Co., Inc.	57,281	4,933,040
Organon & Co.	54,862	1,283,771
Philip Morris International, Inc.	59,253	4,918,592
Post Holdings, Inc. *	78,399	6,421,662
Procter & Gamble Co.	55,451	7,000,689
Regeneron Pharmaceuticals, Inc. *	7,908	5,447,584
Sysco Corp.	50,528	3,572,835
UnitedHealth Group, Inc.	11,743	5,930,685
Vertex Pharmaceuticals, Inc. *	17,518	5,072,162
Zimmer Biomet Holdings, Inc.	29,344	3,067,915

		142,675,677

	Shares	Value
Energy - 8.0%
Chevron Corp.	83,569	$12,006,358
ConocoPhillips	128,150	13,114,871
Coterra Energy, Inc.	266,540	6,962,025
Diamondback Energy, Inc.	28,180	3,394,563
Kinder Morgan, Inc.	384,438	6,397,048
Marathon Petroleum Corp.	31,495	3,128,398
Phillips 66	72,570	5,857,851
Williams Cos., Inc.	207,725	5,947,167

		56,808,281

Financial - 35.2%
Alleghany Corp. *	6,828	5,731,218
American Express Co.	38,777	5,231,405
American Homes 4 Rent Class A REIT	153,993	5,052,510
American International Group, Inc.	39,918	1,895,307
Apple Hospitality REIT, Inc.	175,294	2,464,634
Bank of America Corp.	805,243	24,318,339
Berkshire Hathaway, Inc. Class B *	61,875	16,521,862
Brixmor Property Group, Inc. REIT	247,921	4,579,101
Capital One Financial Corp.	122,816	11,319,951
CBRE Group, Inc. Class A *	68,173	4,602,359
Charles Schwab Corp.	87,976	6,322,835
Chubb Ltd.	34,588	6,290,865
Citigroup, Inc.	103,481	4,312,053
Citizens Financial Group, Inc.	221,400	7,607,304
CNA Financial Corp.	58,742	2,167,580
Fairfax Financial Holdings Ltd. (Canada)	11,216	5,125,712
Federal Realty Investment Trust REIT	39,529	3,562,353
Hartford Financial Services Group, Inc.	77,550	4,803,447
Invesco Ltd.	135,201	1,852,254
JBG SMITH Properties REIT	138,962	2,581,914
Kimco Realty Corp. REIT	330,265	6,080,179
Lamar Advertising Co. Class A REIT	37,899	3,126,289
Loews Corp.	229,778	11,452,136
M&T Bank Corp.	83,546	14,730,831
Marsh & McLennan Cos., Inc.	11,718	1,749,380
Mid-America Apartment Communities, Inc. REIT	31,796	4,930,606
Morgan Stanley	58,324	4,608,179
Northern Trust Corp.	55,025	4,707,939
PNC Financial Services Group, Inc.	57,890	8,649,924
Progressive Corp.	52,835	6,139,955
Public Storage REIT	10,986	3,216,811
Rayonier, Inc. REIT	150,251	4,503,022
T Rowe Price Group, Inc.	40,894	4,294,279
Travelers Cos., Inc.	78,012	11,951,438
Truist Financial Corp.	190,469	8,293,020
US Bancorp	148,149	5,973,368
Wells Fargo & Co.	231,068	9,293,555
Welltower, Inc. REIT	28,859	1,856,211
Weyerhaeuser Co. REIT	263,608	7,528,644

		249,428,769

Industrial - 12.3%
Carlisle Cos., Inc.	18,180	5,097,854
Dover Corp.	55,965	6,524,400
Eaton Corp. PLC	28,957	3,861,706
Energizer Holdings, Inc.	109,663	2,756,928
FedEx Corp.	31,271	4,642,805
Fortune Brands Home & Security, Inc.	65,159	3,498,387
General Dynamics Corp.	25,700	5,452,769
Honeywell International, Inc.	28,288	4,723,247
ITT, Inc.	47,441	3,099,795
Martin Marietta Materials, Inc.	24,751	7,972,050
Middleby Corp. *	25,696	3,293,456
Mohawk Industries, Inc. *	42,759	3,899,193
Norfolk Southern Corp.	11,151	2,337,807
Northrop Grumman Corp.	9,950	4,679,684

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Packaging Corp. of America	48,867	$ 5,487,275
Raytheon Technologies Corp.	100,745	8,246,986
TD SYNNEX Corp.	51,332	4,167,645
Timken Co.	42,708	2,521,480
Vulcan Materials Co.	12,645	1,994,243
Westrock Co.	103,202	3,187,910

		87,445,620

Technology - 3.6%
Analog Devices, Inc.	34,265	4,774,485
International Business Machines Corp.	41,142	4,888,081
Leidos Holdings, Inc.	41,259	3,608,925
NXP Semiconductors NV (China)	22,376	3,300,684
Seagate Technology Holdings PLC	26,441	1,407,454
Texas Instruments, Inc.	48,585	7,519,986

		25,499,615

Utilities - 4.2%
American Electric Power Co., Inc.	43,477	3,758,587
Edison International	66,170	3,743,899
Entergy Corp.	40,542	4,079,741
NextEra Energy, Inc.	72,342	5,672,336
PG&E Corp. *	317,678	3,970,975
Xcel Energy, Inc.	128,299	8,211,136

		29,436,674

Total Common Stocks (Cost $594,944,654)		692,973,176

	Principal Amount
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $12,747,673; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $12,999,706)	$12,744,806	12,744,806

Total Short-Term Investment (Cost $12,744,806)		12,744,806

TOTAL INVESTMENTS - 99.7% (Cost $607,689,460)		705,717,982

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,158,619

NET ASSETS - 100.0%		$707,876,601

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$692,973,176	$692,973,176	$-	$-
	Short-Term Investment	12,744,806	-	12,744,806	-

	Total	$705,717,982	$692,973,176	$12,744,806	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	$238,636

Total Warrants (Cost $0)		238,636

PREFERRED STOCKS - 1.7%
Brazil - 1.7%
Banco Bradesco SA	2,911,427	10,708,002

Total Preferred Stocks (Cost $10,628,115)		10,708,002

COMMON STOCKS - 93.7%
Belgium - 0.2%
Anheuser-Busch InBev SA/NV	31,547	1,428,973

Brazil - 5.1%
Ambev SA	3,702,721	10,666,769
Lojas Renner SA	964,384	4,978,930
NU Holdings Ltd. Class A *	1,084,955	4,773,802
Vale SA ADR	801,159	10,671,438
WEG SA	266,975	1,590,660

		32,681,599

Chile - 0.4%
Antofagasta PLC	165,324	2,025,841
Banco Santander Chile	17,301,590	604,477

		2,630,318

China - 25.8%
BeiGene Ltd. ADR *	59,524	8,025,026
Brii Biosciences Ltd. *	1,009,000	677,016
H World Group Ltd.	52,900	180,256
H World Group Ltd. ADR	694,701	23,300,272
JD.com, Inc. ADR	18,131	911,989
Meituan Class B * ~	1,052,000	22,109,297
MicroTech Medical (Hangzhou) Co. Ltd. Class H * ~	253,600	234,299
NetEase, Inc. ADR	296,744	22,433,846
New Horizon Health Ltd. * ~	364,500	669,511
Silergy Corp.	225,000	2,934,437
Sunny Optical Technology Group Co. Ltd.	276,600	2,628,703
Tencent Holdings Ltd.	227,425	7,681,577
Wuxi Biologics Cayman, Inc. * ~	1,297,000	7,720,836
Yum China Holdings, Inc.	764,782	36,197,132
Zai Lab Ltd. ADR *	192,922	6,597,932
ZTO Express Cayman, Inc.	65,877	1,592,806
ZTO Express Cayman, Inc. ADR	896,299	21,538,065

		165,433,000

France - 5.9%
Kering SA	18,142	8,046,857
L’Oreal SA	1,320	422,059
Pernod Ricard SA	142,673	26,173,948
TotalEnergies SE	70,495	3,307,241

		37,950,105

	Shares	Value
Hong Kong - 1.9%
AIA Group Ltd.	1,461,818	$12,170,955

India - 22.0%
Housing Development Finance Corp. Ltd.	1,804,705	50,350,402
Infosys Ltd.	821,509	14,082,544
Kotak Mahindra Bank Ltd.	1,658,729	36,814,628
Oberoi Realty Ltd.	388,190	4,348,990
Tata Consultancy Services Ltd.	827,446	30,324,977
Zee Entertainment Enterprises Ltd.	1,685,820	5,308,049

		141,229,590

Indonesia - 0.8%
P.T. Bank Central Asia Tbk	9,271,800	5,175,883

Italy - 1.7%
Ermenegildo Zegna NV	149,279	1,604,749
PRADA SpA	1,945,700	9,022,971

		10,627,720

Japan - 0.1%
Daiichi Sankyo Co. Ltd.	21,000	586,968

Mexico - 8.3%
America Movil SAB de CV Class L ADR	451,116	7,429,881
Fomento Economico Mexicano SAB de CV	455,550	2,855,062
Grupo Mexico SAB de CV Class B	7,582,199	25,646,088
Wal-Mart de Mexico SAB de CV	4,822,186	16,959,479

		52,890,510

Peru - 0.7%
Credicorp Ltd.	34,832	4,277,370

Philippines - 1.4%
SM Investments Corp.	701,039	8,634,254
SM Prime Holdings, Inc.	258,450	132,444

		8,766,698

Russia - 0.0%
Novatek PJSC GDR (LI) ~ Ω ±	258,603	-
Polyus PJSC * Ω ±	25,918	-
Polyus PJSC GDR ~ Ω ±	41,905	-
Sberbank of Russia PJSC * Ω ±	156,504	-
TCS Group Holding PLC GDR * ~ Ω ±	86,992	-
Yandex NV Class A * Ω ±	722,151	1

		1

South Africa - 1.0%
FirstRand Ltd.	1,883,350	6,287,106

South Korea - 7.8%
Coupang, Inc. *	95,718	1,595,619
LG Chem Ltd.	34,576	12,766,681
LG H&H Co. Ltd.	2,693	1,180,392
NAVER Corp.	41,047	5,468,127
Samsung Biologics Co. Ltd. * ~	18,801	10,524,233
Samsung Electronics Co. Ltd.	510,654	18,750,828

		50,285,880

Switzerland - 1.9%
Cie Financiere Richemont SA Class A	127,182	12,005,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Taiwan - 8.6%
MediaTek, Inc.	762,000	$13,149,381
Taiwan Semiconductor Manufacturing Co. Ltd.	3,168,376	41,998,063

		55,147,444

United Kingdom - 0.1%
AstraZeneca PLC ADR	11,089	608,121

Total Common Stocks (Cost $766,012,217)		600,183,640

	Principal Amount
SHORT-TERM INVESTMENT - 4.5%
Repurchase Agreement - 4.5%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $28,799,780; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $29,369,182)	$28,793,302	28,793,302

Total Short-Term Investment (Cost $28,793,302)		28,793,302

TOTAL INVESTMENTS - 99.9% (Cost $805,433,634)		639,923,580

OTHER ASSETS & LIABILITIES, NET - 0.1%		375,306

NET ASSETS - 100.0%		$640,298,886

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observab lnputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$238,636	$238,636	$-	$-
	Preferred Stocks	10,708,002	10,708,002	-	-
	Common Stocks
	Belgium	1,428,973	-	1,428,973	-
	Brazil	32,681,599	32,681,599	-	-
	Chile	2,630,318	604,477	2,025,841	-
	China	165,433,000	119,004,262	46,428,738	-
	France	37,950,105	-	37,950,105	-
	Hong Kong	12,170,955	-	12,170,955	-
	India	141,229,590	-	141,229,590	-
	Indonesia	5,175,883	-	5,175,883	-
	Italy	10,627,720	1,604,749	9,022,971	-
	Japan	586,968	-	586,968	-
	Mexico	52,890,510	52,890,510	-	-
	Peru	4,277,370	4,277,370	-	-
	Philippines	8,766,698	-	8,766,698	-
	Russia	1	-	-	1
	South Africa	6,287,106	-	6,287,106	-
	South Korea	50,285,880	1,595,619	48,690,261	-
	Switzerland	12,005,399	-	12,005,399	-
	Taiwan	55,147,444	-	55,147,444	-
	United Kingdom	608,121	608,121	-	-

	Total Common Stocks	600,183,640	213,266,707	386,916,932	1

	Short-Term Investment	28,793,302	-	28,793,302	-

	Total	$639,923,580	$224,213,345	$415,710,234	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Canada - 7.8%
Barrick Gold Corp.	203,117	$3,148,313
CAE, Inc. *	211,499	3,244,409
Canadian Imperial Bank of Commerce	67,812	2,968,048
Canadian Pacific Railway Ltd.	189,964	12,680,769
Suncor Energy, Inc.	249,791	7,034,329
Thomson Reuters Corp.	72,864	7,479,723

		36,555,591

China - 0.4%
Zai Lab Ltd. *	341,000	1,160,892
Zai Lab Ltd. ADR *	19,930	681,606

		1,842,498

Denmark - 3.0%
Novo Nordisk AS Class B	142,763	14,221,736

France - 12.6%
Airbus SE	52,116	4,492,418
BNP Paribas SA	199,787	8,438,849
Dassault Systemes SE	65,770	2,270,713
EssilorLuxottica SA	59,372	8,070,009
L’Oreal SA	44,782	14,318,686
LVMH Moet Hennessy Louis Vuitton SE	23,409	13,801,354
Teleperformance	29,938	7,594,785

		58,986,814

Germany - 3.1%
adidas AG	25,500	2,931,512
Deutsche Boerse AG	49,249	8,073,224
Deutsche Telekom AG	200,600	3,414,545

		14,419,281

Hong Kong - 2.8%
AIA Group Ltd.	1,576,721	13,127,626

Ireland - 1.2%
CRH PLC	179,930	5,785,082

Israel - 1.1%
Nice Ltd. ADR *	26,182	4,928,500

Italy - 1.5%
Intesa Sanpaolo SpA	4,310,641	7,125,555

Japan - 13.0%
Daiichi Sankyo Co. Ltd.	246,500	6,889,885
Hoya Corp.	87,810	8,461,243
Keyence Corp.	31,000	10,247,369
MonotaRO Co. Ltd.	143,238	2,197,966
Nidec Corp.	63,600	3,560,081
Olympus Corp.	607,925	11,695,096
Recruit Holdings Co. Ltd.	315,800	9,096,818
Shiseido Co. Ltd.	159,500	5,590,029
Sony Group Corp.	48,600	3,130,541

		60,869,028

Netherlands - 4.1%
Adyen NV *,~	4,465	5,568,575
Argenx SE *	14,891	5,299,356

	Shares	Value
ASML Holding NV	19,848	$8,222,606

		19,090,537

Portugal - 2.5%
EDP - Energias de Portugal SA	2,718,086	11,796,528

Spain - 5.0%
Amadeus IT Group SA *	148,461	6,883,042
Cellnex Telecom SA ~	107,906	3,328,530
Iberdrola SA	627,118	5,847,363
Industria de Diseno Textil SA	355,740	7,341,274

		23,400,209

Sweden - 3.1%
Atlas Copco AB Class A	882,356	8,200,932
Sandvik AB	450,217	6,137,156

		14,338,088

Switzerland - 5.1%
Alcon, Inc.	78,401	4,553,956
Givaudan SA	1,136	3,431,859
Straumann Holding AG	25,000	2,286,504
TE Connectivity Ltd.	123,623	13,643,034

		23,915,353

United Kingdom - 16.5%
3i Group PLC	363,667	4,366,707
Ashtead Group PLC	51,960	2,333,513
Burberry Group PLC	201,111	4,017,288
Compass Group PLC	382,776	7,621,991
Diageo PLC	355,649	14,970,508
Dr. Martens PLC	626,493	1,534,993
Haleon PLC *	1,849,100	5,765,431
Linde PLC	50,650	13,712,602
London Stock Exchange Group PLC	154,918	13,082,649
RELX PLC	118,000	2,883,417
Rentokil Initial PLC	1,258,904	6,672,789

		76,961,888

United States - 15.4%
Accenture PLC Class A	25,902	6,664,585
Atlassian Corp. PLC Class A *	14,385	3,029,337
Elastic NV *	44,658	3,203,765
ICON PLC *	46,530	8,551,283
Nestle SA	199,197	21,544,612
Roche Holding AG	45,592	14,841,681
Schlumberger NV	304,346	10,926,021
SolarEdge Technologies, Inc. *	13,421	3,106,425

		71,867,709

Total Common Stocks (Cost $648,968,196)		459,232,023

TOTAL INVESTMENTS - 98.2% (Cost $648,968,196)		459,232,023

OTHER ASSETS & LIABILITIES, NET - 1.8%		8,584,607

NET ASSETS - 100.0%		$467,816,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Canada	$36,555,591	$36,555,591	$-	$-
	China	1,842,498	681,606	1,160,892	-
	Denmark	14,221,736	-	14,221,736	-
	France	58,986,814	-	58,986,814	-
	Germany	14,419,281	-	14,419,281	-
	Hong Kong	13,127,626	-	13,127,626	-
	Ireland	5,785,082	-	5,785,082	-
	Israel	4,928,500	4,928,500	-	-
	Italy	7,125,555	-	7,125,555	-
	Japan	60,869,028	-	60,869,028	-
	Netherlands	19,090,537	-	19,090,537	-
	Portugal	11,796,528	-	11,796,528	-
	Spain	23,400,209	-	23,400,209	-
	Sweden	14,338,088	-	14,338,088	-
	Switzerland	23,915,353	13,643,034	10,272,319	-
	United Kingdom	76,961,888	5,765,431	71,196,457	-
	United States	71,867,709	35,481,416	36,386,293	-

	Total Common Stocks	459,232,023	97,055,578	362,176,445	-

	Total	$459,232,023	$97,055,578	$362,176,445	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 0.9%
Rio Tinto PLC	161,411	$8,733,279

Belgium - 0.6%
KBC Group NV	115,294	5,471,160

Canada - 4.3%
Canadian National Railway Co.	148,893	16,078,955
Intact Financial Corp.	58,634	8,297,941
Suncor Energy, Inc.	229,861	6,473,083
Toronto-Dominion Bank	169,716	10,408,904

		41,258,883

China - 2.3%
NetEase, Inc.	319,000	4,813,525
Tencent Holdings Ltd.	251,923	8,509,029
Yum China Holdings, Inc.	174,785	8,272,574

		21,595,128

Denmark - 3.1%
Carlsberg AS Class B	71,130	8,317,691
Novo Nordisk AS Class B	215,102	21,427,987

		29,745,678

France - 15.1%
Air Liquide SA	204,527	23,377,247
Capgemini SE	132,889	21,275,584
Cie de Saint-Gobain	176,397	6,307,179
Cie Generale des Etablissements Michelin SCA	267,213	5,987,094
Dassault Systemes SE	164,481	5,678,716
Engie SA	1,045,439	12,032,887
EssilorLuxottica SA	103,736	14,100,089
L’Oreal SA	24,625	7,873,647
Legrand SA	116,332	7,521,919
LVMH Moet Hennessy Louis Vuitton SE	38,735	22,837,175
Pernod Ricard SA	95,940	17,600,587

		144,592,124

Germany - 9.6%
Bayer AG	305,755	14,087,511
Beiersdorf AG	174,160	17,113,363
Deutsche Boerse AG	128,478	21,060,969
Merck KGaA	113,089	18,306,937
MTU Aero Engines AG	31,910	4,769,093
SAP SE	194,033	15,812,745

		91,150,618

Hong Kong - 2.8%
AIA Group Ltd.	2,362,607	19,670,836
Prudential PLC	688,315	6,736,975

		26,407,811

India - 2.2%
HDFC Bank Ltd.	290,833	5,038,825
Housing Development Finance Corp. Ltd.	280,304	7,820,347
Tata Consultancy Services Ltd.	233,719	8,565,542

		21,424,714

	Shares	Value
Ireland - 0.9%
Ryanair Holdings PLC ADR *	152,119	$8,886,792

Israel - 1.4%
Check Point Software Technologies Ltd. *	119,439	13,379,557

Italy - 2.0%
Eni SpA	898,562	9,550,541
Intesa Sanpaolo SpA	5,768,784	9,535,888

		19,086,429

Japan - 14.8%
Daikin Industries Ltd.	103,400	15,910,047
Denso Corp.	159,900	7,311,134
Hitachi Ltd.	453,500	19,299,177
Hoya Corp.	139,400	13,432,381
Koito Manufacturing Co. Ltd.	359,000	4,908,271
Kose Corp.	81,200	8,372,072
Kubota Corp.	811,800	11,281,494
Kyocera Corp.	247,300	12,458,659
Olympus Corp.	711,700	13,691,492
Shin-Etsu Chemical Co. Ltd.	44,600	4,413,473
SMC Corp.	20,000	8,139,408
Sony Group Corp.	172,400	11,105,045
Terumo Corp.	395,600	11,120,397

		141,443,050

Netherlands - 2.6%
Akzo Nobel NV	170,389	9,655,936
ING Groep NV	959,193	8,218,775
Randstad NV	169,449	7,313,561

		25,188,272

Portugal - 0.7%
Galp Energia SGPS SA	648,596	6,240,394

Singapore - 1.4%
DBS Group Holdings Ltd.	590,414	13,658,259

Spain - 0.7%
Amadeus IT Group SA *	145,745	6,757,120

Switzerland - 8.2%
Cie Financiere Richemont SA Class A	161,569	15,251,375
Julius Baer Group Ltd.	148,802	6,493,578
Novartis AG	194,404	14,820,762
Sika AG	37,983	7,634,267
UBS Group AG (XVTX)	1,309,785	19,002,312
Zurich Insurance Group AG	37,028	14,761,233

		77,963,527

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	177,433	12,164,806

United Kingdom - 11.4%
Compass Group PLC	997,080	19,854,261
Diageo PLC	389,810	16,408,464
Experian PLC	533,763	15,624,623
Linde PLC	46,726	12,650,248
London Stock Exchange Group PLC	108,049	9,124,616
Reckitt Benckiser Group PLC	137,982	9,145,645
RELX PLC	624,553	15,261,076

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Rolls-Royce Holdings PLC *	4,504,614	$3,449,861
Tesco PLC	3,291,282	7,553,728

		109,072,522

United States - 11.2%
Nestle SA	345,763	37,396,797
QIAGEN NV *	230,047	9,580,193
Roche Holding AG	102,782	33,458,889
Schneider Electric SE	233,635	26,389,250

		106,825,129

Total Common Stocks (Cost $946,452,419)		931,045,252

	Principal Amount
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $14,161,856; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $14,441,922)	$14,158,670	14,158,670

Total Short-Term Investment (Cost $14,158,670)		14,158,670

TOTAL INVESTMENTS - 99.0% (Cost $960,611,089)		945,203,922

OTHER ASSETS & LIABILITIES, NET - 1.0%		9,773,480

NET ASSETS - 100.0%		$954,977,402

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$8,733,279	$-	$8,733,279	$-
	Belgium	5,471,160	-	5,471,160	-
	Canada	41,258,883	41,258,883	-	-
	China	21,595,128	8,272,574	13,322,554	-
	Denmark	29,745,678	-	29,745,678	-
	France	144,592,124	-	144,592,124	-
	Germany	91,150,618	-	91,150,618	-
	Hong Kong	26,407,811	-	26,407,811	-
	India	21,424,714	-	21,424,714	-
	Ireland	8,886,792	8,886,792	-	-
	Israel	13,379,557	13,379,557	-	-
	Italy	19,086,429	-	19,086,429	-
	Japan	141,443,050	-	141,443,050	-
	Netherlands	25,188,272	-	25,188,272	-
	Portugal	6,240,394	-	6,240,394	-
	Singapore	13,658,259	-	13,658,259	-
	Spain	6,757,120	-	6,757,120	-
	Switzerland	77,963,527	-	77,963,527	-
	Taiwan	12,164,806	12,164,806	-	-
	United Kingdom	109,072,522	-	109,072,522	-
	United States	106,825,129	-	106,825,129	-

	Total Common Stocks	931,045,252	83,962,612	847,082,640	-

	Short-Term Investment	14,158,670	-	14,158,670	-

	Total	$945,203,922	$83,962,612	$861,241,310	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Australia - 3.3%
EBOS Group Ltd.	76,931	$1,619,294
GUD Holdings Ltd.	358,079	1,698,812
Imdex Ltd.	1,246,232	1,413,569
Inghams Group Ltd.	1,677,489	2,553,314
Nanosonics Ltd. *	491,073	1,082,993
Servcorp Ltd.	245,905	519,434
SomnoMed Ltd. *	381,347	358,575

		9,245,991

Austria - 1.6%
Mayr Melnhof Karton AG	19,100	2,459,731
Strabag SE	4,054	153,363
Wienerberger AG	93,000	1,866,677

		4,479,771

Belgium - 1.3%
Econocom Group SA NV	529,000	1,311,695
Fagron	186,500	2,291,218

		3,602,913

Brazil - 2.4%
Hypera SA	365,942	3,001,832
LOG Commercial Properties e Participacoes SA	423,795	1,944,428
YDUQS Participacoes SA	732,355	1,961,781

		6,908,041

Canada - 2.6%
CCL Industries, Inc. Class B	52,300	2,535,207
ECN Capital Corp.	234,000	774,156
North West Co., Inc.	61,600	1,426,564
Open Text Corp.	105,500	2,788,435

		7,524,362

Cayman - 0.2%
Patria Investments Ltd. Class A	40,100	523,305

China - 4.0%
Best Pacific International Holdings Ltd. Class H	3,469,726	570,210
Far East Horizon Ltd.	3,143,657	2,119,335
Precision Tsugami China Corp. Ltd.	1,317,972	1,306,278
Qingdao Port International Co. Ltd. Class H ~	4,187,372	1,790,035
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	573,916	2,428,865
TravelSky Technology Ltd. Class H	1,588,128	2,430,747
Xingda International Holdings Ltd.	3,338,000	656,781

		11,302,251

Denmark - 0.7%
Spar Nord Bank AS	182,815	2,040,168

Finland - 1.9%
Huhtamaki OYJ	68,000	2,162,596
Kamux Corp.	175,800	906,621
Nanoform Finland PLC *	128,900	397,303
Rovio Entertainment OYJ ~	339,100	1,885,334

		5,351,854

France - 3.5%
Altarea SCA REIT	15,100	1,881,225
Antin Infrastructure Partners SA	49,400	1,035,102

	Shares	Value
ARGAN SA REIT	9,010	$696,898
Elior Group SA * ~	457,400	833,760
Lectra	43,700	1,210,497
Maisons du Monde SA ~	147,500	1,158,663
Thermador Groupe	27,100	1,803,380
Vicat SA	64,500	1,448,537

		10,068,062

Germany - 4.9%
DIC Asset AG	186,128	1,409,200
DWS Group GmbH & Co. KGaA ~	40,100	954,552
JOST Werke AG ~	44,900	1,565,474
Norma Group SE	60,073	809,107
Rheinmetall AG	10,570	1,627,436
Stabilus SE	29,200	1,283,816
Synlab AG	90,200	1,115,408
Takkt AG	132,100	1,218,482
Talanx AG *	110,100	3,898,713

		13,882,188

Greece - 0.7%
Mytilineos SA	147,900	2,019,948

Hong Kong - 1.6%
ASMPT Ltd.	286,156	1,734,665
Sino Land Co. Ltd.	1,440,069	1,894,162
WH Group Ltd. ~	1,400,000	880,514

		4,509,341

Hungary - 0.8%
Richter Gedeon Nyrt	125,486	2,149,327

Indonesia - 0.9%
P.T. Avia Avian Tbk	24,866,083	1,296,891
P.T. Selamat Sempurna Tbk	15,802,700	1,348,131

		2,645,022

Ireland - 2.3%
AerCap Holdings NV *	51,687	2,187,911
Dalata Hotel Group PLC *	397,400	1,098,429
Irish Residential Properties REIT PLC REIT ◇	1,845,800	2,083,941
Mincon Group PLC	1,059,000	1,167,607

		6,537,888

Italy - 1.1%
Banca Generali SpA	57,800	1,603,003
Recordati Industria Chimica e Farmaceutica SpA	42,800	1,566,416

		3,169,419

Japan - 22.6%
Amano Corp.	110,000	1,848,276
ASKUL Corp.	158,900	1,635,650
Capcom Co. Ltd.	79,600	2,004,122
Daiichikosho Co. Ltd.	38,000	1,071,063
Daikyonishikawa Corp.	300,115	1,104,539
Daiwa Industries Ltd.	122,700	971,996
Dexerials Corp.	75,700	1,694,725
Dip Corp.	58,000	1,473,379
GMO internet group, Inc.	125,400	2,201,179
Inaba Denki Sangyo Co. Ltd.	90,900	1,713,481
Isuzu Motors Ltd.	195,100	2,157,305
JAFCO Group Co. Ltd.	101,800	1,499,021
Kamigumi Co. Ltd.	11,800	217,862
Lixil Corp.	110,800	1,625,744
Maruwa Co. Ltd.	17,100	1,824,377
Meitec Corp.	111,600	1,765,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Minebea Mitsumi, Inc.	119,100	$1,761,949
Mitani Corp.	113,200	1,085,371
Nihon Parkerizing Co. Ltd.	262,700	1,692,672
Nishimoto Co. Ltd.	57,819	1,547,589
NSD Co. Ltd.	158,000	2,689,538
PALTAC Corp.	69,500	2,138,787
Park24 Co. Ltd. *	84,400	1,095,596
Persol Holdings Co. Ltd.	78,100	1,444,727
Renesas Electronics Corp. *	463,100	3,882,277
Roland Corp.	77,300	2,370,705
S Foods, Inc.	130,500	2,738,539
San-Ai Obbli Co. Ltd.	253,100	1,948,753
Ship Healthcare Holdings, Inc.	165,600	3,110,780
Sugi Holdings Co. Ltd.	53,100	2,132,390
SUMCO Corp.	143,400	1,670,760
TechnoPro Holdings, Inc.	88,900	1,893,702
TIS, Inc.	105,000	2,787,717
TKC Corp.	39,200	928,933
Tsuruha Holdings, Inc.	41,300	2,418,104

		64,147,367

Mexico - 1.6%
Bolsa Mexicana de Valores SAB de CV	1,295,459	2,167,085
Gruma SAB de CV Class B	246,366	2,359,741
Grupo Comercial Chedraui SA de CV	24,353	71,960

		4,598,786

Netherlands - 1.2%
Acomo NV	111,100	2,029,994
Arcadis NV	46,600	1,516,657

		3,546,651

Norway - 0.7%
Europris ASA ~	378,300	1,891,997

Peru - 0.5%
Intercorp Financial Services, Inc.	75,995	1,524,460

Philippines - 1.7%
Century Pacific Food, Inc.	6,486,655	2,489,548
Robinsons Land Corp.	8,353,849	2,340,374

		4,829,922

Singapore - 2.1%
Hour Glass Ltd.	958,982	1,396,533
HRnetgroup Ltd.	2,889,635	1,483,344
Mapletree Industrial Trust REIT	1,305,373	2,160,131
Wing Tai Holdings Ltd.	920,500	973,769

		6,013,777

South Korea - 1.5%
Hyundai Marine & Fire Insurance Co. Ltd.	55,274	1,125,328
Soulbrain Co. Ltd.	15,900	1,953,892
Vitzrocell Co. Ltd.	143,700	1,090,522

		4,169,742

Spain - 3.2%
Cia de Distribucion Integral Logista Holdings SA	166,700	3,037,925
CIE Automotive SA	91,700	1,898,795
Grupo Catalana Occidente SA *	89,400	2,245,435
Indra Sistemas SA	94,800	721,865
Prosegur Cia de Seguridad SA	761,000	1,153,307
Viscofan SA	3,100	169,833

		9,227,160

	Shares	Value
Sweden - 1.8%
BHG Group AB *	274,000	$350,562
Dustin Group AB ~	350,500	1,381,728
Granges AB	230,800	1,480,091
Hexpol AB	180,400	1,479,618
Nordnet AB publ	43,400	491,442

		5,183,441

Taiwan - 3.2%
International Games System Co. Ltd.	278,350	3,138,077
Sporton International, Inc.	286,990	2,120,949
Test Research, Inc.	721,727	1,407,165
Tripod Technology Corp.	444,609	1,303,253
Yageo Corp. *	140,672	1,187,412

		9,156,856

Tanzania - 0.4%
Helios Towers PLC *	894,240	1,123,797

Thailand - 0.7%
Star Petroleum Refining PCL	6,935,877	1,943,438

United Kingdom - 12.5%
Ashtead Technology Holdings PLC *	571,100	1,536,765
B&M European Value Retail SA	553,033	1,880,995
Biffa PLC ~	199,531	917,880
Bodycote PLC	196,126	1,018,716
Grainger PLC	838,058	2,146,573
Harbour Energy PLC	388,711	1,929,835
Hiscox Ltd.	197,800	1,940,668
Hyve Group PLC *	814,655	456,445
Informa PLC	370,898	2,120,015
J D Wetherspoon PLC *	256,614	1,142,691
JET2 PLC *	155,511	1,190,324
John Wood Group PLC *	1,262,468	1,782,880
Lancashire Holdings Ltd.	483,419	2,666,803
LSL Property Services PLC	424,404	1,241,535
On the Beach Group PLC * ~	1,074,049	1,200,753
Pets at Home Group PLC	328,400	957,416
Premier Foods PLC	585,147	622,638
Rathbones Group PLC	40,000	732,457
Reach PLC	1,084,267	838,367
Sabre Insurance Group PLC ~	1,229,086	1,331,166
Savills PLC	164,085	1,440,353
Tate & Lyle PLC	418,773	3,157,475
Vistry Group PLC	160,247	1,053,861
WH Smith PLC *	165,854	2,186,712

		35,493,323

United States - 4.8%
Adient PLC *	47,600	1,320,900
Adtalem Global Education, Inc. *	57,800	2,106,810
Antero Resources Corp. *	83,041	2,535,242
GCC SAB de CV	447,910	2,684,413
GrafTech International Ltd.	229,391	988,675
Impro Precision Industries Ltd. ~	2,202,821	549,451
Ovintiv, Inc.	40,900	1,881,400
RHI Magnesita NV	90,800	1,697,135

		13,764,026

Total Common Stocks (Cost $369,696,677)		262,574,594

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 3.2%
iShares MSCI India *	217,800	$8,881,884

Total Exchange-Traded Fund (Cost $10,566,876)		8,881,884

	Principal Amount
SHORT-TERM INVESTMENT - 3.9%
Repurchase Agreement - 3.9%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $11,210,867; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $11,432,551)	$11,208,345	11,208,345

Total Short-Term Investment (Cost $11,208,345)		11,208,345

TOTAL INVESTMENTS - 99.4% (Cost $391,471,898)		282,664,823

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,762,735

NET ASSETS - 100.0%		$284,427,558

Note to Schedule of Investments

(a)	Restricted securities as of September 30, 2022 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC Acq 10/20/21	$3,345,250	$2,083,941	0.7%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$9,245,991	$358,575	$8,887,416	$-
	Austria	4,479,771	153,363	4,326,408	-
	Belgium	3,602,913	-	3,602,913	-
	Brazil	6,908,041	6,908,041	-	-
	Canada	7,524,362	7,524,362	-	-
	Cayman	523,305	523,305	-	-
	China	11,302,251	1,876,488	9,425,763	-
	Denmark	2,040,168	-	2,040,168	-
	Finland	5,351,854	397,303	4,954,551	-
	France	10,068,062	2,838,482	7,229,580	-
	Germany	13,882,188	-	13,882,188	-
	Greece	2,019,948	-	2,019,948	-
	Hong Kong	4,509,341	-	4,509,341	-
	Hungary	2,149,327	-	2,149,327	-
	Indonesia	2,645,022	-	2,645,022	-
	Ireland	6,537,888	5,439,459	1,098,429	-
	Italy	3,169,419	-	3,169,419	-
	Japan	64,147,367	-	64,147,367	-
	Mexico	4,598,786	4,598,786	-	-
	Netherlands	3,546,651	-	3,546,651	-
	Norway	1,891,997	-	1,891,997	-
	Peru	1,524,460	1,524,460	-	-
	Philippines	4,829,922	2,489,548	2,340,374	-
	Singapore	6,013,777	-	6,013,777	-
	South Korea	4,169,742	-	4,169,742	-
	Spain	9,227,160	169,833	9,057,327	-
	Sweden	5,183,441	-	5,183,441	-
	Taiwan	9,156,856	-	9,156,856	-
	Tanzania	1,123,797	-	1,123,797	-
	Thailand	1,943,438	-	1,943,438	-
	United Kingdom	35,493,323	11,439,958	24,053,365	-
	United States	13,764,026	11,517,440	2,246,586	-

	Total Common Stocks	262,574,594	57,759,403	204,815,191	-

	Exchange-Traded Fund	8,881,884	8,881,884	-	-
	Short-Term Investment	11,208,345	-	11,208,345	-

	Total	$282,664,823	$66,641,287	$216,023,536	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA	109,638	$6,511,075

Total Preferred Stocks (Cost $8,174,607)		6,511,075

COMMON STOCKS - 96.2%

Argentina - 0.2%
YPF SA ADR *	235,820	1,464,442

Austria - 1.1%
ams-OSRAM AG *	417,684	2,599,960
Erste Group Bank AG	305,417	6,695,401

		9,295,361

Belgium - 0.8%
Ageas SA NV	173,639	6,332,911

Brazil - 2.0%
Atacadao SA	640,499	2,295,151
Cia de Saneamento Basico do Estado de Sao Paulo	644,205	5,923,340
Telefonica Brasil SA	650,453	4,882,301
Ultrapar Participacoes SA	1,544,035	3,357,500

		16,458,292

Burkina Faso - 0.4%
Endeavour Mining PLC	197,343	3,640,134

Canada - 2.1%
ARC Resources Ltd.	325,941	3,914,548
Barrick Gold Corp. (TSE)	521,322	8,080,142
Cameco Corp. (NYSE)	171,292	4,540,951
Kinross Gold Corp.	365,579	1,374,577

		17,910,218

China - 0.6%
Dongfeng Motor Group Co. Ltd. Class H	9,749,332	5,211,599

Finland - 1.6%
Nokia OYJ (OMXH)	2,145,453	9,210,560
Wartsila OYJ Abp	688,533	4,398,287

		13,608,847

France - 13.0%
AXA SA	592,931	12,945,404
BNP Paribas SA	221,673	9,363,297
Carrefour SA	530,518	7,357,798
Cie de Saint-Gobain	280,822	10,040,956
Dassault Aviation SA	33,967	3,864,456
Engie SA	1,111,151	12,789,225
Orange SA	846,997	7,660,692
Renault SA *	225,028	6,088,364
Rexel SA *	235,507	3,529,486
SCOR SE	230,222	3,328,406

	Shares	Value
Societe Generale SA	407,562	$8,059,984
TotalEnergies SE	529,218	24,828,022

		109,856,090

Germany - 4.2%
CECONOMY AG	542,713	630,528
Continental AG	88,252	3,916,036
Daimler Truck Holding AG *	383,458	8,669,009
Fresenius SE & Co. KGaA	369,859	7,883,618
HeidelbergCement AG	211,705	8,363,224
Mercedes-Benz Group AG	114,145	5,771,973

		35,234,388

Hong Kong - 1.3%
CK Asset Holdings Ltd.	1,442,284	8,658,588
WH Group Ltd. ~	4,084,220	2,568,722

		11,227,310

India - 0.8%
Canara Bank	1,510,696	4,210,524
Oil & Natural Gas Corp. Ltd.	1,692,432	2,621,672

		6,832,196

Indonesia - 0.9%
P.T. Bank Mandiri Persero Tbk ADR	11,784,770	7,236,323

Ireland - 1.3%
AIB Group PLC	1,977,153	4,811,595
Bank of Ireland Group PLC	972,167	6,235,463

		11,047,058

Italy - 4.4%
Assicurazioni Generali SpA	512,542	6,998,417
BPER Banca	2,399,467	3,677,421
Eni SpA	1,245,734	13,240,526
UniCredit SpA	1,282,248	12,981,588

		36,897,952

Japan - 26.9%
Alfresa Holdings Corp.	282,710	3,294,852
Alps Alpine Co. Ltd.	353,746	2,557,179
Benesse Holdings, Inc.	21,183	315,398
Dai-ichi Life Holdings, Inc.	525,345	8,353,152
DeNA Co. Ltd.	268,871	3,406,774
Eisai Co. Ltd.	55,064	2,954,684
Fuji Media Holdings, Inc.	178,212	1,308,864
Hino Motors Ltd.	1,011,368	4,181,390
Honda Motor Co. Ltd.	602,960	13,087,713
Inpex Corp.	658,366	6,140,632
Isuzu Motors Ltd.	687,471	7,601,666
Japan Airlines Co. Ltd. *	427,997	7,664,569
JGC Holdings Corp.	383,450	4,757,418
Kirin Holdings Co. Ltd.	436,577	6,725,791
Makita Corp.	280,288	5,439,081
Mitsubishi Estate Co. Ltd.	644,317	8,489,633
Mitsubishi Heavy Industries Ltd.	102,980	3,425,039
Mitsubishi UFJ Financial Group, Inc.	2,309,703	10,463,241
MS&AD Insurance Group Holdings, Inc.	332,015	8,792,658
Nikon Corp.	430,974	4,084,350
Nippon Television Holdings, Inc.	333,627	2,673,323
Nissan Motor Co. Ltd.	1,624,608	5,235,511
Nomura Holdings, Inc.	780,315	2,585,087
Ono Pharmaceutical Co. Ltd.	377,250	8,812,081
Resona Holdings, Inc.	2,939,585	10,757,293
Shimamura Co. Ltd.	31,833	2,693,960
Stanley Electric Co. Ltd.	294,676	4,626,580
Subaru Corp.	462,218	6,985,197
Sumitomo Electric Industries Ltd.	732,703	7,438,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Sumitomo Heavy Industries Ltd.	219,441	$4,064,403
Sumitomo Mitsui Financial Group, Inc.	246,402	6,830,627
Sumitomo Mitsui Trust Holdings, Inc.	323,087	9,188,494
Sumitomo Rubber Industries Ltd.	336,237	2,677,137
T&D Holdings, Inc.	1,078,456	10,250,764
Taiheiyo Cement Corp.	216,871	3,062,522
Takeda Pharmaceutical Co. Ltd.	297,758	7,732,115
THK Co. Ltd.	292,209	5,044,927
Tsuruha Holdings, Inc.	79,266	4,641,003
Yamato Holdings Co. Ltd.	548,797	8,241,506

		226,584,663

Luxembourg - 0.4%
RTL Group SA *	104,496	3,306,408

Malaysia - 0.5%
CIMB Group Holdings Bhd	4,148,070	4,573,658

Mexico - 0.1%
America Movil SAB de CV Class L ADR	32,498	535,242

Netherlands - 6.4%
ABN AMRO Bank NV CVA ~	723,948	6,486,837
ING Groep NV	720,475	6,173,337
Koninklijke Philips NV	634,757	9,773,032
PostNL NV	748,343	1,251,924
Shell PLC	1,219,072	30,242,653

		53,927,783

Norway - 0.1%
Norsk Hydro ASA	207,352	1,112,634

Russia - 0.1%
Gazprom PJSC ADR (OTC) * Ω ±	384	-
Gazprom PJSC ADR (SEAQ) * Ω ±	312,850	-
LUKOIL PJSC ADR (OTC) Ω ±	24,064	-
Mobile TeleSystems PJSC ADR * Ω ±	327,186	1
Sberbank of Russia PJSC * Ω ±	927,996	-
VEON Ltd. ADR *	1,511,909	483,811

		483,812

South Africa - 1.4%
Anglo American PLC	250,935	7,534,530
MTN Group Ltd.	182,758	1,205,835
Old Mutual Ltd.	5,621,337	3,020,810

		11,761,175

South Korea - 4.7%
Coway Co. Ltd.	115,496	4,319,139
Hankook Tire & Technology Co. Ltd.	134,695	3,287,698
Hyundai Mobis Co. Ltd.	43,768	5,777,528
KB Financial Group, Inc.	258,019	7,791,789
KT Corp. ADR	740,064	9,043,582
Shinhan Financial Group Co. Ltd.	387,024	8,990,238

		39,209,974

Spain - 0.8%
CaixaBank SA (SIBE)	2,127,257	6,851,629

Sweden - 1.0%
SKF AB Class B	626,414	8,391,823

	Shares	Value
Switzerland - 7.2%
Adecco Group AG	288,834	$7,971,693
Holcim AG	205,218	8,409,944
Novartis AG	247,161	18,842,794
The Swatch Group AG	36,119	8,112,266
UBS Group AG (XVTX)	1,204,854	17,479,977

		60,816,674

Taiwan - 1.5%
Catcher Technology Co. Ltd.	1,154,227	6,250,274
Hon Hai Precision Industry Co. Ltd.	2,112,824	6,765,509

		13,015,783

Thailand - 1.0%
Kasikornbank PCL	2,114,762	8,150,829
Kasikornbank PCL NVDR	166,523	632,763

		8,783,592

Turkey - 0.7%
Turk Telekomunikasyon AS	4,680,182	2,706,107
Turkcell Iletisim Hizmetleri AS	2,571,518	2,732,776

		5,438,883

United Kingdom - 8.7%
Babcock International Group PLC *	1,013,700	3,130,229
BP PLC	4,804,879	22,959,567
British Land Co. PLC REIT	854,930	3,311,445
BT Group PLC	4,121,096	5,539,991
Centrica PLC *	1,231,403	966,286
easyJet PLC *	1,334,186	4,353,275
J Sainsbury PLC	2,219,256	4,297,772
Kingfisher PLC	1,285,816	3,129,956
Land Securities Group PLC REIT	587,226	3,393,141
Marks & Spencer Group PLC *	774,377	844,699
Standard Chartered PLC	1,942,614	12,150,183
WPP PLC	1,154,169	9,527,880

		73,604,424

Total Common Stocks (Cost $918,519,717)		810,651,278

EXCHANGE-TRADED FUND - 0.5%
iShares Core MSCI EAFE	78,825	4,151,713

Total Exchange-Traded Fund (Cost $4,388,095)		4,151,713

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%
Repurchase Agreement - 1.8%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $15,346,479; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $15,649,973)	$15,343,027	$15,343,027

Total Short-Term Investment (Cost $15,343,027)		15,343,027

TOTAL INVESTMENTS - 99.3% (Cost $946,425,446)		836,657,093

OTHER ASSETS & LIABILITIES, NET - 0.7%		5,962,662

NET ASSETS - 100.0%		$842,619,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$6,511,075	$-	$6,511,075	$-
	Common Stocks
	Argentina	1,464,442	1,464,442	-	-
	Austria	9,295,361	-	9,295,361	-
	Belgium	6,332,911	-	6,332,911	-
	Brazil	16,458,292	16,458,292	-	-
	Burkina Faso	3,640,134	3,640,134	-	-
	Canada	17,910,218	17,910,218	-	-
	China	5,211,599	-	5,211,599	-
	Finland	13,608,847	-	13,608,847	-
	France	109,856,090	-	109,856,090	-
	Germany	35,234,388	-	35,234,388	-
	Hong Kong	11,227,310	-	11,227,310	-
	India	6,832,196	-	6,832,196	-
	Indonesia	7,236,323	-	7,236,323	-
	Ireland	11,047,058	-	11,047,058	-
	Italy	36,897,952	-	36,897,952	-
	Japan	226,584,663	-	226,584,663	-
	Luxembourg	3,306,408	-	3,306,408	-
	Malaysia	4,573,658	-	4,573,658	-
	Mexico	535,242	535,242	-	-
	Netherlands	53,927,783	-	53,927,783	-
	Norway	1,112,634	-	1,112,634	-
	Russia	483,812	483,811	-	1
	South Africa	11,761,175	-	11,761,175	-
	South Korea	39,209,974	9,043,582	30,166,392	-
	Spain	6,851,629	-	6,851,629	-
	Sweden	8,391,823	-	8,391,823	-
	Switzerland	60,816,674	-	60,816,674	-
	Taiwan	13,015,783	-	13,015,783	-
	Thailand	8,783,592	-	8,783,592	-
	Turkey	5,438,883	-	5,438,883	-
	United Kingdom	73,604,424	-	73,604,424	-

	Total Common Stocks	810,651,278	49,535,721	761,115,556	1

	Exchange-Traded Fund	4,151,713	4,151,713	-	-
	Short-Term Investment	15,343,027	-	15,343,027	-

	Total	$836,657,093	$53,687,434	$782,969,658	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $ 11.50 Exp 07/16/25 *	3,646	$6,836
Health Assurance Acquisition Corp. Exercise @ $ 11.50 Exp 11/12/25 *	12,106	363
Nuvation Bio, Inc. Exercise @ $ 11.50 Exp 07/07/27 *	3,472	677

		7,876

Total Warrants (Cost $54,411)		7,876

COMMON STOCKS - 97.4%
Consumer, Non-Cyclical - 95.7%
10X Genomics, Inc. Class A *	7,617	216,932
Abbott Laboratories	140,509	13,595,651
AbbVie, Inc.	82,695	11,098,496
ABIOMED, Inc. *	11,083	2,722,650
Agiliti, Inc. *	60,923	871,808
Alcon, Inc. (Switzerland)	40,109	2,333,542
Align Technology, Inc. *	2,805	580,944
Alkermes PLC *	16,222	362,237
Alnylam Pharmaceuticals, Inc. *	11,422	2,286,228
Ambrx Biopharma, Inc. ADR *	21,548	23,272
Amedisys, Inc. *	17,097	1,654,819
AmerisourceBergen Corp.	40,464	5,475,993
Amgen, Inc.	50,610	11,407,494
Arcutis Biotherapeutics, Inc. *	34,856	666,098
Argenx SE ADR * (Netherlands)	5,370	1,895,879
AstraZeneca PLC (United Kingdom)	53,538	5,885,401
AstraZeneca PLC ADR (United Kingdom)	18,553	1,017,447
Avantor, Inc. *	58,070	1,138,172
Bausch & Lomb Corp. *	57,594	883,492
Baxter International, Inc.	52,863	2,847,201
Biogen, Inc. *	14,826	3,958,542
BioMarin Pharmaceutical, Inc. *	22,437	1,901,984
Blueprint Medicines Corp. *	10,215	673,066
Boston Scientific Corp. *	278,162	10,773,214
Bristol-Myers Squibb Co.	49,021	3,484,903
Catalent, Inc. *	11,145	806,452
Centene Corp. *	53,524	4,164,702
Cerevel Therapeutics Holdings, Inc. *	14,624	413,274
Cigna Corp.	35,446	9,835,202
Cooper Cos., Inc.	3,812	1,005,987
CVS Health Corp.	26,645	2,541,134
Daiichi Sankyo Co. Ltd. (Japan)	80,800	2,258,429
Danaher Corp.	52,195	13,481,447
Decibel Therapeutics, Inc. *	20,803	71,978
Design Therapeutics, Inc. *	11,344	189,672
Dexcom, Inc. *	38,066	3,065,836
Edwards Lifesciences Corp. *	31,312	2,587,311
Elevance Health, Inc.	26,613	12,088,689
Eli Lilly & Co.	66,338	21,450,392
Enanta Pharmaceuticals, Inc. *	2,470	128,119
Encompass Health Corp.	34,862	1,576,808
Exact Sciences Corp. *	12,285	399,140
Genmab AS * (Denmark)	1,934	622,174
Genmab AS ADR * (Denmark)	13,000	417,690
Gilead Sciences, Inc.	115,816	7,144,689
Glaukos Corp. *	3,530	187,937
Guardant Health, Inc. *	9,220	496,313
Hansoh Pharmaceutical Group Co. Ltd. ~ (China)	774,507	1,222,655
HCA Healthcare, Inc.	5,992	1,101,270
Henry Schein, Inc. *	5,930	390,016

	Shares	Value
Horizon Therapeutics PLC *	16,605	$1,027,683
ICON PLC ADR *	5,965	1,096,248
Imago Biosciences, Inc. *	19,609	295,115
Immuneering Corp. Class A *	11,507	164,780
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	375,379
Incyte Corp. *	21,570	1,437,425
Insulet Corp. *	6,290	1,442,926
Intuitive Surgical, Inc. *	24,201	4,536,235
Ionis Pharmaceuticals, Inc. *	13,405	592,903
IQVIA Holdings, Inc. *	18,055	3,270,483
iRhythm Technologies, Inc. *	1,670	209,218
IsoPlexis Corp. *	23,831	40,989
Johnson & Johnson	126,777	20,710,291
Karuna Therapeutics, Inc. *	2,665	599,438
Legend Biotech Corp. ADR *	10,392	423,994
LHC Group, Inc. *	16,858	2,758,980
McKesson Corp.	17,328	5,889,267
Medtronic PLC	91,562	7,393,631
Merck & Co., Inc.	157,485	13,562,608
Moderna, Inc. *	22,034	2,605,520
Monte Rosa Therapeutics, Inc. *	22,869	186,840
MoonLake Immunotherapeutics *	10,006	79,648
Nautilus Biotechnology, Inc. SPAC *	13,880	29,426
Neurocrine Biosciences, Inc. *	18,430	1,957,450
Nevro Corp. *	32,641	1,521,071
Novocure Ltd. *	8,335	633,293
Omnicell, Inc. *	5,152	448,379
Penumbra, Inc. *	7,735	1,466,556
Pfizer, Inc.	266,006	11,640,423
PMV Pharmaceuticals, Inc. *	14,248	169,551
Point Biopharma Global, Inc. SPAC *	23,300	180,109
Prothena Corp. PLC * (Ireland)	6,265	379,847
PTC Therapeutics, Inc. *	6,140	308,228
QIAGEN NV *	18,941	781,884
Quest Diagnostics, Inc.	32,805	4,024,845
Rapid Micro Biosystems, Inc. Class A *	16,316	52,701
Regeneron Pharmaceuticals, Inc. *	7,765	5,349,076
ResMed, Inc.	15,587	3,402,642
REVOLUTION Medicines, Inc. *	13,995	275,981
Rhythm Pharmaceuticals, Inc. *	34,632	848,484
Roche Holding AG	6,132	1,996,166
Sage Therapeutics, Inc. *	15,705	615,008
Sanofi (France)	17,776	1,353,580
Sarepta Therapeutics, Inc. *	13,754	1,520,367
Seagen, Inc. *	15,481	2,118,265
Stryker Corp.	38,150	7,726,901
Tenaya Therapeutics, Inc. *	19,591	56,814
Thermo Fisher Scientific, Inc.	31,911	16,184,940
TScan Therapeutics, Inc. *	23,807	72,611
Ultragenyx Pharmaceutical, Inc. *	4,520	187,173
UnitedHealth Group, Inc.	80,123	40,465,320
Vertex Pharmaceuticals, Inc. *	33,264	9,631,259
Waters Corp. *	7,960	2,145,459
West Pharmaceutical Services, Inc.	2,231	549,004
Zimmer Biomet Holdings, Inc.	10,825	1,131,754
Zoetis, Inc.	55,029	8,160,250

		371,487,199

Diversified - 0.3%
Health Assurance Acquisition Corp. Class A *	76,534	763,809
Health Sciences Acquisitions Corp. 2 SPAC *	11,840	117,275
MedTech Acquisition Corp. Class A *	35,852	356,011

		1,237,095

Industrial - 1.4%
Agilent Technologies, Inc.	46,032	5,595,190

Total Common Stocks (Cost $349,848,283)		378,319,484

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $7,592,665; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $7,742,797)	$7,590,957	$7,590,957

Total Short-Term Investment (Cost $7,590,957)		7,590,957

TOTAL INVESTMENTS - 99.4% (Cost $357,493,651)		385,918,317

DERIVATIVES - 0.0%		150,351

OTHER ASSETS & LIABILITIES, NET - 0.6%		2,299,724

NET ASSETS - 100.0%		$388,368,392

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	372,344	CHF	351,700	12/22	CIB	$13,322	$-
USD	2,420,314	EUR	2,374,000	12/22	BNY	81,041	-
USD	3,072,803	GBP	2,783,000	12/22	BOA	-	(37,745)
USD	2,012,817	GBP	1,717,000	12/22	CIB	93,733	-

Total Forward Foreign Currency Contracts						$188,096	($37,745)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$7,876	$7,876	$-	$-
	Common Stocks
	Consumer, Non-Cyclical	371,487,199	358,148,794	13,338,405	-
	Diversified	1,237,095	1,237,095	-	-
	Industrial	5,595,190	5,595,190	-	-

	Total Common Stocks	378,319,484	364,981,079	13,338,405	-

	Short-Term Investment	7,590,957	-	7,590,957	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	188,096	-	188,096	-

	Total Assets	386,106,413	364,988,955	21,117,458	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(37,745)	-	(37,745)	-

	Total Liabilities	(37,745)	-	(37,745)	-

	Total	$386,068,668	$364,988,955	$21,079,713	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Consumer, Cyclical - 1.8%
Marriott Vacations Worldwide Corp.	53,841	$6,561,065
Travel & Leisure Co.	43,301	1,477,430

		8,038,495

Financial - 96.9%
Agree Realty Corp. REIT	96,853	6,545,326
Alexandria Real Estate Equities, Inc. REIT	121,037	16,968,177
American Assets Trust, Inc. REIT	50,283	1,293,279
American Homes 4 Rent Class A REIT	499,121	16,376,160
American Tower Corp. REIT	65,963	14,162,256
Apartment Income REIT Corp.	234,778	9,067,126
Apple Hospitality REIT, Inc.	269,023	3,782,463
AvalonBay Communities, Inc. REIT	131,092	24,145,836
Brandywine Realty Trust REIT	99,747	673,292
Broadstone Net Lease, Inc. REIT	373,558	5,801,356
Cousins Properties, Inc. REIT	270,405	6,313,957
CubeSmart REIT	313,050	12,540,783
DiamondRock Hospitality Co. REIT	465,417	3,495,282
Digital Realty Trust, Inc. REIT	48,967	4,856,547
Equinix, Inc. REIT	40,489	23,031,763
Equity LifeStyle Properties, Inc. REIT	212,170	13,332,763
Equity Residential REIT	64,515	4,336,698
Essex Property Trust, Inc. REIT	78,770	19,080,457
Extra Space Storage, Inc. REIT	128,286	22,156,275
First Industrial Realty Trust, Inc. REIT	241,492	10,821,257
Healthcare Realty Trust, Inc. REIT	224,738	4,685,787
InvenTrust Properties Corp. REIT	108,313	2,310,316
Invitation Homes, Inc. REIT	539,088	18,205,002
Kilroy Realty Corp. REIT	183,964	7,746,724
Medical Properties Trust, Inc. REIT	359,048	4,258,309
NETSTREIT Corp. REIT	157,024	2,796,597
Park Hotels & Resorts, Inc. REIT	7,743	87,186
Prologis, Inc. REIT	268,682	27,298,091
Public Storage REIT	35,366	10,355,518
Regency Centers Corp. REIT	236,576	12,739,618
Rexford Industrial Realty, Inc. REIT	234,593	12,198,836
Sabra Health Care REIT, Inc.	434,098	5,695,366
Simon Property Group, Inc. REIT	53,644	4,814,549
STORE Capital Corp. REIT	289,878	9,081,878
Sun Communities, Inc. REIT	130,380	17,644,325
Terreno Realty Corp. REIT	162,454	8,608,437
Ventas, Inc. REIT	482,572	19,384,917
VICI Properties, Inc. REIT	725,043	21,642,534
Welltower, Inc. REIT	164,971	10,610,935

		418,945,978

Total Common Stocks (Cost $448,622,782)		426,984,473

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $3,314,154; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $3,379,695)	$3,313,408	$3,313,408

Total Short-Term Investment (Cost $3,313,408)		3,313,408

TOTAL INVESTMENTS - 99.5% (Cost $451,936,190)		430,297,881

OTHER ASSETS & LIABILITIES, NET - 0.5%		2,149,617

NET ASSETS - 100.0%		$432,447,498

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$426,984,473	$426,984,473	$-	$-
	Short-Term Investment	3,313,408	-	3,313,408	-

	Total	$430,297,881	$426,984,473	$3,313,408	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Communications - 25.3%
Alphabet, Inc. Class A *	192,145	$18,378,669
Amazon.com, Inc. *	169,842	19,192,146
Arista Networks, Inc. *	6,335	715,158
Booking Holdings, Inc. *	3,248	5,337,146
Charter Communications, Inc. Class A *	2,926	887,602
Meta Platforms, Inc. Class A *	12,398	1,682,161
Palo Alto Networks, Inc. *	2,369	388,018
Pinterest, Inc. Class A *	14,163	329,998
Q2 Holdings, Inc. *	16,218	522,220
Shopify, Inc. Class A * (Canada)	20,583	554,506
Tencent Holdings Ltd. (China)	44,700	1,509,801

		49,497,425

Consumer, Non-Cyclical - 13.6%
Bio-Techne Corp.	916	260,144
Dun & Bradstreet Holdings, Inc.	96,391	1,194,284
Equifax, Inc.	6,946	1,190,753
FleetCor Technologies, Inc. *	13,818	2,434,317
Gartner, Inc. *	5,640	1,560,532
Global Payments, Inc.	56,971	6,155,716
Guardant Health, Inc. *	2,790	150,186
Maravai LifeSciences Holdings, Inc. Class A *	30,208	771,210
Morningstar, Inc.	4,630	983,042
Nuvei Corp. * ~ (Canada)	12,623	341,452
Paya Holdings, Inc. *	239,326	1,462,282
PayPal Holdings, Inc. *	38,229	3,290,370
S&P Global, Inc.	4,060	1,239,721
TransUnion	12,352	734,820
Verisk Analytics, Inc.	10,420	1,776,923
WEX, Inc. *	23,857	3,028,408

		26,574,160

Financial - 12.7%
Aon PLC Class A	8,677	2,324,308
Arthur J Gallagher & Co.	21,990	3,765,128
Charles Schwab Corp.	32,587	2,342,028
CME Group, Inc.	7,730	1,369,215
Mastercard, Inc. Class A	34,399	9,781,012
SBA Communications Corp. REIT	1,386	394,525
Tradeweb Markets, Inc. Class A	13,606	767,650
Visa, Inc. Class A	22,622	4,018,798

		24,762,664

Industrial - 0.6%
Hitachi Ltd. (Japan)	29,400	1,251,148

Technology - 43.7%
Accenture PLC Class A	17,580	4,523,334
Activision Blizzard, Inc.	34,123	2,536,704
Adobe, Inc. *	16,945	4,663,264
Advanced Micro Devices, Inc. *	40,686	2,577,865
Apple, Inc.	18,878	2,608,940
Asana, Inc. Class A *	3,111	69,158
Atlassian Corp. PLC Class A *	4,850	1,021,361
Avalara, Inc. *	8,294	761,389
Black Knight, Inc. *	36,004	2,330,539
Constellation Software, Inc. (Canada)	1,291	1,796,372
Descartes Systems Group, Inc. * (Canada)	26,109	1,657,813
Endava PLC ADR * (United Kingdom)	20,687	1,667,993
Fidelity National Information Services, Inc.	46,758	3,533,502
Freshworks, Inc. Class A *	13,983	181,360
HubSpot, Inc. *	3,055	825,217
Intuit, Inc.	12,719	4,926,323

	Shares	Value
KLA Corp.	7,230	$2,188,015
Lam Research Corp.	4,157	1,521,462
Marvell Technology, Inc.	57,796	2,480,026
Micron Technology, Inc.	1,994	99,899
Microsoft Corp.	107,466	25,028,831
MSCI, Inc.	2,576	1,086,531
NVIDIA Corp.	32,959	4,000,893
Paycor HCM, Inc. *	25,796	762,530
Qualtrics International, Inc. Class A *	18,058	183,830
Rakus Co. Ltd. (Japan)	27,100	254,465
RingCentral, Inc. Class A *	11,215	448,151
Salesforce, Inc. *	27,756	3,992,423
ServiceNow, Inc. *	8,985	3,392,826
Take-Two Interactive Software, Inc. *	17,271	1,882,539
TaskUS, Inc. Class A * (Philippines)	35,661	574,142
Thoughtworks Holding, Inc. *	97,734	1,025,230
Topicus.com, Inc. * (Netherlands)	16,211	779,480

		85,382,407

Total Common Stocks (Cost $193,038,698)		187,467,804

	Principal Amount
SHORT-TERM INVESTMENT - 4.3%
Repurchase Agreement - 4.3%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $8,328,904; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $8,493,590)	$8,327,031	8,327,031

Total Short-Term Investment (Cost $8,327,031)		8,327,031

TOTAL INVESTMENTS - 100.2% (Cost $201,365,729)		195,794,835

DERIVATIVES - 0.3%		536,074

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(917,615)

NET ASSETS - 100.0%		$195,413,294

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Purchased options outstanding as of September 30, 2022 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - Invesco QQQ Trust	$295.00	03/17/23	OCC	154	$4,543,000	$311,052	$536,074

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$49,497,425	$47,987,624	$1,509,801	$-
	Consumer, Non-Cyclical	26,574,160	26,574,160	-	-
	Financial	24,762,664	24,762,664	-	-
	Industrial	1,251,148	-	1,251,148	-
	Technology	85,382,407	85,127,942	254,465	-

	Total Common Stocks	187,467,804	184,452,390	3,015,414	-

	Short-Term Investment	8,327,031	-	8,327,031	-
	Derivatives:
	Equity Contracts				-
	Purchased options	536,074	-	536,074	-

	Total	$196,330,909	$184,452,390	$11,878,519	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.3%
Affiliated Mutual Fund - 13.1%
Pacific Funds ESG Core Bond Class I	275,396	$2,263,751

Unaffiliated Mutual Funds - 87.2%
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	35,455	255,987
Calvert Green Bond Fund Class R6	167,415	2,266,795
Calvert Small Cap Fund Class R6	27,716	769,116
Calvert US Mid Cap Core Responsible Index Fund Class I	39,461	1,194,474
Fidelity International Sustainability Index Fund Institutional	218,744	2,036,505
Fidelity US Sustainability Index Fund Institutional	398,633	6,258,537
JPMorgan High Yield Fund Class R6	267,444	1,612,686
PIMCO Low Duration ESG Fund Institutional	83,050	737,486

		15,131,586

Total Mutual Funds (Cost $20,703,281)		17,395,337

TOTAL INVESTMENTS - 100.3% (Cost $20,703,281)		17,395,337

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(52,787)

NET ASSETS - 100.0%		$17,342,550

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$17,395,337	$17,395,337	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

ESG DIVERSIFIED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.5%
Affiliated Mutual Fund - 5.3%
Pacific Funds ESG Core Bond Class I	66,964	$550,440

Unaffiliated Mutual Funds - 95.2%
BlackRock Advantage ESG Emerging Markets Equity Fund Class K	42,748	308,641
Calvert Green Bond Fund Class R6	40,861	553,260
Calvert Small Cap Fund Class R6	26,046	722,777
Calvert US Mid Cap Core Responsible Index Fund Class I	30,605	926,420
Fidelity International Sustainability Index Fund Institutional	182,160	1,695,908
Fidelity US Sustainability Index Fund Institutional	289,660	4,547,662
JPMorgan High Yield Fund Class R6	127,494	768,792
PIMCO Low Duration ESG Fund Institutional	38,423	341,198

		9,864,658

Total Mutual Funds (Cost $13,323,019)		10,415,098

TOTAL INVESTMENTS - 100.5% (Cost $13,323,019)		10,415,098

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(51,746)

NET ASSETS - 100.0%		$10,363,352

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$10,415,098	$10,415,098	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.1%
DFA Intermediate Government Fixed Income Portfolio Institutional	4,193,488	$45,331,609
DFA Intermediate Term Extended Quality Portfolio Institutional	6,079,588	54,169,125
DFA Large Cap International Portfolio Institutional	1,829,174	36,290,804
DFA Short-Term Extended Quality Portfolio Institutional	2,302,560	23,255,855
DFA US Core Equity 1 Portfolio Institutional	2,815,842	78,899,880
DFA US Large Company Portfolio Institutional	2,016,622	51,403,707
DFA VA International Small Portfolio Institutional	626,244	6,018,206
DFA VA US Large Value Portfolio Institutional	552,161	15,228,596

Total Mutual Funds (Cost $351,434,095)		310,597,782

TOTAL INVESTMENTS - 100.1% (Cost $351,434,095)		310,597,782

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(171,130)

NET ASSETS - 100.0%		$310,426,652

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$310,597,782	$310,597,782	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	2,688,891	$29,125,786
PD Aggregate Bond Index Portfolio Class P *	18,139,866	215,982,295
PD High Yield Bond Market Portfolio Class P *	3,503,901	57,026,479
PD Large-Cap Growth Index Portfolio Class P *	984,634	56,057,773
PD Large-Cap Value Index Portfolio Class P *	1,664,600	59,264,376
PD Mid-Cap Index Portfolio Class P *	3,067,283	31,919,525
PD Small-Cap Growth Index Portfolio Class P *	74,524	2,488,015
PD Small-Cap Value Index Portfolio Class P *	341,125	9,776,591
PD Emerging Markets Index Portfolio Class P *	329,148	4,868,237
PD International Large-Cap Index Portfolio Class P *	2,239,044	41,323,764

Total Affiliated Mutual Funds (Cost $512,850,222)		507,832,841

TOTAL INVESTMENTS - 100.0% (Cost $512,850,222)		507,832,841

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(226,134)

NET ASSETS - 100.0%		$507,606,707

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$507,832,841	$507,832,841	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	9,087,273	$98,432,407
PD Aggregate Bond Index Portfolio Class P *	51,911,042	618,078,773
PD High Yield Bond Market Portfolio Class P *	11,724,020	190,810,078
PD Large-Cap Growth Index Portfolio Class P *	7,168,610	408,127,754
PD Large-Cap Value Index Portfolio Class P *	11,410,241	406,236,123
PD Mid-Cap Index Portfolio Class P *	18,387,025	191,343,620
PD Small-Cap Growth Index Portfolio Class P *	688,438	22,983,835
PD Small-Cap Value Index Portfolio Class P *	1,946,058	55,773,765
PD Emerging Markets Index Portfolio Class P *	2,261,156	33,443,478
PD International Large-Cap Index Portfolio Class P *	14,303,811	263,990,943

Total Affiliated Mutual Funds (Cost $2,176,928,714)		2,289,220,776

TOTAL INVESTMENTS - 100.0% (Cost $2,176,928,714)		2,289,220,776

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(913,876)

NET ASSETS - 100.0%		$2,288,306,900

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,289,220,776	$2,289,220,776	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	4,010,218	$43,438,273
PD Aggregate Bond Index Portfolio Class P *	15,475,779	184,262,353
PD High Yield Bond Market Portfolio Class P *	6,645,178	108,151,207
PD Large-Cap Growth Index Portfolio Class P *	6,042,960	344,041,522
PD Large-Cap Value Index Portfolio Class P *	9,490,476	337,887,203
PD Mid-Cap Index Portfolio Class P *	15,118,934	157,334,397
PD Small-Cap Growth Index Portfolio Class P *	1,214,872	40,559,085
PD Small-Cap Value Index Portfolio Class P *	2,177,541	62,408,019
PD Emerging Markets Index Portfolio Class P *	3,711,796	54,899,077
PD International Large-Cap Index Portfolio Class P *	14,044,414	259,203,504

Total Affiliated Mutual Funds (Cost $1,614,516,236)		1,592,184,640

TOTAL INVESTMENTS - 100.0% (Cost $1,614,516,236)		1,592,184,640

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(616,140)

NET ASSETS - 100.0%		$1,591,568,500

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,592,184,640	$1,592,184,640	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	4,260,758	$46,701,378
Diversified Bond Portfolio Class P *	15,974,063	204,909,116
Floating Rate Income Portfolio Class P *	3,991,037	53,664,172
High Yield Bond Portfolio Class P *	8,825,942	82,369,685
Inflation Managed Portfolio Class P *	4,021,243	52,209,775
Intermediate Bond Portfolio Class P *	18,529,332	159,243,807
Managed Bond Portfolio Class P *	15,001,595	207,818,295
Short Duration Bond Portfolio Class P *	13,655,904	144,860,660
Emerging Markets Debt Portfolio Class P *	2,826,725	29,372,089
Dividend Growth Portfolio Class P *	439,636	14,492,294
Equity Index Portfolio Class P *	104,565	9,849,685
Focused Growth Portfolio Class P *	309,795	12,321,262
Growth Portfolio Class P *	206,998	9,680,734
Large-Cap Core Portfolio Class P *	171,567	9,872,612
Large-Cap Growth Portfolio Class P *	530,661	9,524,924
Large-Cap Value Portfolio Class P *	500,000	15,508,121
Mid-Cap Equity Portfolio Class P *	201,249	6,644,263
Mid-Cap Growth Portfolio Class P *	561,525	12,984,492
Mid-Cap Value Portfolio Class P *	395,895	13,235,062
Small-Cap Equity Portfolio Class P *	263,388	8,243,948
Small-Cap Value Portfolio Class P *	285,323	8,158,836
Value Portfolio Class P *	747,039	14,600,884
Value Advantage Portfolio Class P *	648,683	13,915,528
Emerging Markets Portfolio Class P *	357,837	5,556,264
International Growth Portfolio Class P *	403,647	2,735,250
International Large-Cap Portfolio Class P *	459,296	5,023,294
International Small-Cap Portfolio Class P *	415,373	5,482,072
International Value Portfolio Class P *	685,369	8,962,245

Total Affiliated Mutual Funds (Cost $1,246,049,146)		1,167,940,747

TOTAL INVESTMENTS - 100.0% (Cost $1,246,049,146)		1,167,940,747

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(445,787)

NET ASSETS - 100.0%		$1,167,494,960

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,167,940,747	$1,167,940,747	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	5,031,356	$55,147,756
Diversified Bond Portfolio Class P *	18,977,567	243,436,905
Floating Rate Income Portfolio Class P *	5,030,700	67,643,650
High Yield Bond Portfolio Class P *	12,498,737	116,646,702
Inflation Managed Portfolio Class P *	4,425,074	57,452,907
Intermediate Bond Portfolio Class P *	21,986,544	188,955,589
Managed Bond Portfolio Class P *	17,762,221	246,061,475
Short Duration Bond Portfolio Class P *	8,049,212	85,385,345
Emerging Markets Debt Portfolio Class P *	2,379,037	24,720,233
Dividend Growth Portfolio Class P *	1,188,381	39,174,187
Equity Index Portfolio Class P *	274,422	25,849,586
Focused Growth Portfolio Class P *	841,380	33,463,596
Growth Portfolio Class P *	557,409	26,068,508
Large-Cap Core Portfolio Class P *	450,631	25,930,971
Large-Cap Growth Portfolio Class P *	1,375,492	24,688,941
Large-Cap Value Portfolio Class P *	1,276,108	39,580,069
Mid-Cap Equity Portfolio Class P *	404,470	13,353,620
Mid-Cap Growth Portfolio Class P *	1,034,050	23,910,982
Mid-Cap Value Portfolio Class P *	991,571	33,148,997
Small-Cap Equity Portfolio Class P *	325,919	10,201,143
Small-Cap Growth Portfolio Class P *	89,665	2,344,716
Small-Cap Index Portfolio Class P *	409,219	10,978,537
Small-Cap Value Portfolio Class P *	271,403	7,760,795
Value Portfolio Class P *	1,928,022	37,683,230
Value Advantage Portfolio Class P *	1,706,960	36,617,642
Emerging Markets Portfolio Class P *	1,528,069	23,726,876
International Growth Portfolio Class P *	3,437,882	23,296,252
International Large-Cap Portfolio Class P *	2,891,649	31,625,796
International Small-Cap Portfolio Class P *	1,154,912	15,242,494
International Value Portfolio Class P *	3,523,465	46,074,687
Real Estate Portfolio Class P *	494,924	15,092,372

Total Affiliated Mutual Funds (Cost $1,662,577,238)		1,631,264,559

TOTAL INVESTMENTS - 100.0% (Cost $1,662,577,238)		1,631,264,559

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(626,031)

NET ASSETS - 100.0%		$1,630,638,528

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,631,264,559	$1,631,264,559	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	16,568,949	$181,609,171
Diversified Bond Portfolio Class P *	62,393,683	800,362,081
Floating Rate Income Portfolio Class P *	18,844,009	253,379,764
High Yield Bond Portfolio Class P *	38,095,128	355,529,603
Inflation Managed Portfolio Class P *	10,757,848	139,674,433
Intermediate Bond Portfolio Class P *	72,421,430	622,400,419
Managed Bond Portfolio Class P *	58,388,981	808,867,219
Short Duration Bond Portfolio Class P *	30,964,285	328,466,472
Emerging Markets Debt Portfolio Class P *	6,757,396	70,215,128
Dividend Growth Portfolio Class P *	7,662,578	252,591,762
Equity Index Portfolio Class P *	1,779,753	167,646,258
Focused Growth Portfolio Class P *	5,562,073	221,216,201
Growth Portfolio Class P *	3,932,563	183,915,332
Large-Cap Core Portfolio Class P *	2,918,023	167,913,923
Large-Cap Growth Portfolio Class P *	9,715,941	174,393,078
Large-Cap Value Portfolio Class P *	7,631,553	236,701,972
Mid-Cap Equity Portfolio Class P *	2,340,768	77,280,741
Mid-Cap Growth Portfolio Class P *	6,857,804	158,577,294
Mid-Cap Value Portfolio Class P *	4,843,266	161,914,103
Small-Cap Equity Portfolio Class P *	2,360,911	73,895,734
Small-Cap Growth Portfolio Class P *	1,643,987	42,989,785
Small-Cap Index Portfolio Class P *	1,752,078	47,004,809
Small-Cap Value Portfolio Class P *	2,555,046	73,061,787
Value Portfolio Class P *	11,898,854	232,563,326
Value Advantage Portfolio Class P *	10,298,518	220,923,433
Emerging Markets Portfolio Class P *	6,518,173	101,210,011
International Growth Portfolio Class P *	21,574,185	146,193,990
International Large-Cap Portfolio Class P *	16,061,578	175,664,563
International Small-Cap Portfolio Class P *	4,942,984	65,237,324
International Value Portfolio Class P *	18,649,531	243,871,110
Real Estate Portfolio Class P *	3,174,629	96,808,078

Total Affiliated Mutual Funds (Cost $6,818,399,705)		6,882,078,904

TOTAL INVESTMENTS - 100.0% (Cost $6,818,399,705)		6,882,078,904

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,521,275)

NET ASSETS - 100.0%		$6,879,557,629

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,882,078,904	$6,882,078,904	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	9,750,518	$106,873,609
Diversified Bond Portfolio Class P *	36,509,438	468,328,982
Floating Rate Income Portfolio Class P *	7,380,074	99,233,731
High Yield Bond Portfolio Class P *	20,816,152	194,270,463
Inflation Managed Portfolio Class P *	9,779,176	126,967,854
Intermediate Bond Portfolio Class P *	42,388,361	364,291,808
Managed Bond Portfolio Class P *	34,601,246	479,333,825
Short Duration Bond Portfolio Class P *	15,675,073	166,279,830
Emerging Markets Debt Portfolio Class P *	6,147,204	63,874,711
Dividend Growth Portfolio Class P *	9,718,041	320,348,705
Equity Index Portfolio Class P *	2,274,020	214,204,424
Focused Growth Portfolio Class P *	7,484,973	297,694,269
Growth Portfolio Class P *	5,260,916	246,038,783
Large-Cap Core Portfolio Class P *	3,725,561	214,382,660
Large-Cap Growth Portfolio Class P *	13,085,365	234,871,461
Large-Cap Value Portfolio Class P *	9,260,064	287,212,247
Mid-Cap Equity Portfolio Class P *	3,069,068	101,325,648
Mid-Cap Growth Portfolio Class P *	8,221,218	190,104,374
Mid-Cap Value Portfolio Class P *	6,722,781	224,747,736
Small-Cap Equity Portfolio Class P *	2,545,325	79,667,800
Small-Cap Growth Portfolio Class P *	1,398,151	36,561,247
Small-Cap Index Portfolio Class P *	1,943,701	52,145,675
Small-Cap Value Portfolio Class P *	2,651,043	75,806,804
Value Portfolio Class P *	14,177,014	277,090,014
Value Advantage Portfolio Class P *	12,574,942	269,757,202
Emerging Markets Portfolio Class P *	9,887,970	153,534,058
International Growth Portfolio Class P *	34,003,733	230,420,824
International Large-Cap Portfolio Class P *	19,156,663	209,515,335
International Small-Cap Portfolio Class P *	6,770,846	89,361,388
International Value Portfolio Class P *	17,511,201	228,985,712
Real Estate Portfolio Class P *	2,905,139	88,590,158

Total Affiliated Mutual Funds (Cost $5,948,158,270)		6,191,821,337

TOTAL INVESTMENTS - 100.0% (Cost $5,948,158,270)		6,191,821,337

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,272,686)

NET ASSETS - 100.0%		$6,189,548,651

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$6,191,821,337	$6,191,821,337	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	1,114,196	$12,212,494
Diversified Bond Portfolio Class P *	4,098,501	52,573,986
Floating Rate Income Portfolio Class P*	1,742,986	23,436,492
High Yield Bond Portfolio Class P *	4,911,764	45,839,916
Inflation Managed Portfolio Class P *	1,152,571	14,964,400
Intermediate Bond Portfolio Class P *	4,813,070	41,364,230
Managed Bond Portfolio Class P *	3,853,411	53,381,616
Short Duration Bond Portfolio Class P *	1,479,129	15,690,473
Emerging Markets Debt Portfolio Class P *	1,451,848	15,085,940
Dividend Growth Portfolio Class P *	2,562,438	84,469,055
Equity Index Portfolio Class P *	598,295	56,357,243
Focused Growth Portfolio Class P *	2,003,560	79,686,112
Growth Portfolio Class P *	1,412,608	66,063,836
Large-Cap Core Portfolio Class P *	979,402	56,358,412
Large-Cap Growth Portfolio Class P *	3,473,586	62,347,985
Large-Cap Value Portfolio Class P *	2,399,299	74,417,187
Mid-Cap Equity Portfolio Class P *	769,410	25,402,179
Mid-Cap Growth Portfolio Class P *	2,229,426	51,552,415
Mid-Cap Value Portfolio Class P *	1,590,383	53,167,725
Small-Cap Equity Portfolio Class P *	787,360	24,644,104
Small-Cap Growth Portfolio Class P *	1,066,643	27,892,417
Small-Cap Index Portfolio Class P *	595,588	15,978,448
Small-Cap Value Portfolio Class P *	877,969	25,105,615
Value Portfolio Class P *	3,682,920	71,982,746
Value Advantage Portfolio Class P *	3,241,423	69,534,898
Emerging Markets Portfolio Class P *	4,196,350	65,158,240
International Growth Portfolio Class P *	9,426,617	63,877,955
International Large-Cap Portfolio Class P *	5,524,651	60,422,791
International Small-Cap Portfolio Class P *	3,197,630	42,202,203
International Value Portfolio Class P *	5,372,120	70,248,674
Real Estate Portfolio Class P *	914,758	27,894,897

Total Affiliated Mutual Funds (Cost $1,372,342,950)		1,449,314,684

TOTAL INVESTMENTS - 100.0% (Cost $1,372,342,950)		1,449,314,684

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(556,564)

NET ASSETS - 100.0%		$1,448,758,120

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,449,314,684	$1,449,314,684	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.1%
Basic Materials - 1.7%
Alfa SAB de CV 5.900% due 07/05/24	$150,000	$148,037
Celanese US Holdings LLC
4.625% due 11/15/22	300,000	300,016
6.050% due 03/15/25	200,000	195,560
DuPont de Nemours, Inc. 4.205% due 11/15/23	405,000	402,722
EI du Pont de Nemours & Co. 1.700% due 07/15/25	250,000	230,073
Fibria Overseas Finance Ltd. (Brazil) 4.000% due 01/14/25	250,000	239,089
Freeport-McMoRan, Inc. 4.550% due 11/14/24	350,000	345,088
Mosaic Co. 3.250% due 11/15/22	250,000	249,711
Nucor Corp. 2.000% due 06/01/25	250,000	231,036
Sherwin-Williams Co.
3.125% due 06/01/24	150,000	145,688
4.250% due 08/08/25	90,000	87,935
Steel Dynamics, Inc. 2.800% due 12/15/24	150,000	143,437
Westlake Corp. 0.875% due 08/15/24	250,000	233,383

		2,951,775

Communications - 4.8%
Alibaba Group Holding Ltd. (China) 3.600% due 11/28/24	250,000	242,658
Amazon.com, Inc.
0.450% due 05/12/24	535,000	501,908
0.800% due 06/03/25	350,000	317,836
2.730% due 04/13/24	200,000	195,541
3.000% due 04/13/25	250,000	241,662
3.800% due 12/05/24	250,000	246,549
AT&T, Inc. 0.900% due 03/25/24	400,000	378,578
Bell Canada (Canada) 0.750% due 03/17/24	250,000	235,513
Booking Holdings, Inc. 3.650% due 03/15/25	150,000	145,643
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.908% due 07/23/25	500,000	488,019
Cisco Systems, Inc. 3.500% due 06/15/25	250,000	243,885
Comcast Corp.
3.375% due 02/15/25	250,000	241,676
3.375% due 08/15/25	250,000	240,180
3.700% due 04/15/24	500,000	492,066
Discovery Communications LLC
3.900% due 11/15/24	200,000	194,625
3.950% due 06/15/25	250,000	237,848
Omnicom Group, Inc./Omnicom Capital, Inc. 3.650% due 11/01/24	250,000	243,898
Rogers Communications, Inc. (Canada) 2.950% due 03/15/25 ~	110,000	104,809
T-Mobile USA, Inc. 3.500% due 04/15/25	500,000	478,337
Thomson Reuters Corp. (Canada) 4.300% due 11/23/23	350,000	347,556
TWDC Enterprises 18 Corp. 3.150% due 09/17/25	250,000	238,793

	Principal Amount	Value
VeriSign, Inc. 5.250% due 04/01/25	$200,000	$199,606
Verizon Communications, Inc. 0.750% due 03/22/24	680,000	643,185
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	300,000	296,408
Walt Disney Co. 1.750% due 08/30/24	500,000	473,220
3.350% due 03/24/25	250,000	241,672
Weibo Corp. (China) 3.500% due 07/05/24	250,000	239,219

		8,150,890

Consumer, Cyclical - 7.1%
American Honda Finance Corp.
0.750% due 08/09/24	165,000	153,482
1.000% due 09/10/25	350,000	313,771
1.200% due 07/08/25	250,000	226,433
1.500% due 01/13/25	200,000	185,857
2.400% due 06/27/24	250,000	240,312
AutoNation, Inc. 3.500% due 11/15/24	250,000	240,658
Brunswick Corp. 0.850% due 08/18/24	250,000	230,417
General Motors Co.
4.875% due 10/02/23	300,000	298,930
5.400% due 10/02/23	250,000	250,137
General Motors Financial Co., Inc.
1.050% due 03/08/24	345,000	323,582
1.200% due 10/15/24	115,000	105,662
2.900% due 02/26/25	350,000	327,370
3.500% due 11/07/24	250,000	239,717
3.800% due 04/07/25	130,000	123,942
4.350% due 04/09/25	250,000	241,676
Genuine Parts Co. 1.750% due 02/01/25	250,000	231,038
Harley-Davidson, Inc. 3.500% due 07/28/25	250,000	235,976
Hasbro, Inc. 3.000% due 11/19/24	250,000	239,961
Home Depot, Inc. 2.700% due 04/15/25	135,000	128,925
3.350% due 09/15/25	250,000	241,481
4.000% due 09/15/25	80,000	78,781
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	165,000	155,472
Hyatt Hotels Corp.
1.300% due 10/01/23	60,000	57,745
1.800% due 10/01/24	90,000	84,458
Lennar Corp. 4.500% due 04/30/24	350,000	343,749
Lowe’s Cos., Inc.
4.000% due 04/15/25	250,000	245,221
4.400% due 09/08/25	55,000	54,201
Magna International, Inc. (Canada) 3.625% due 06/15/24	250,000	245,299
Marriott International, Inc. 3.750% due 03/15/25	150,000	145,072
McDonald’s Corp. 1.450% due 09/01/25	250,000	228,191
NIKE, Inc. 2.400% due 03/27/25	150,000	142,400
PACCAR Financial Corp.
0.350% due 02/02/24	80,000	75,768
0.500% due 08/09/24	140,000	129,869
2.850% due 04/07/25	100,000	95,711
3.550% due 08/11/25	100,000	97,164
due 10/03/25 #	100,000	100,389
Ralph Lauren Corp. 3.750% due 09/15/25	250,000	243,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Starbucks Corp. 3.800% due 08/15/25	$250,000	$242,984
Tapestry, Inc. 4.250% due 04/01/25	200,000	197,126
Target Corp. 2.250% due 04/15/25	350,000	330,460
Toyota Motor Corp. (Japan) 0.681% due 03/25/24	200,000	188,787
Toyota Motor Credit Corp.
0.450% due 01/11/24	250,000	237,362
0.500% due 06/18/24	250,000	233,107
0.625% due 09/13/24	690,000	638,747
1.450% due 01/13/25	150,000	139,225
3.000% due 04/01/25	350,000	335,720
3.650% due 08/18/25	120,000	116,290
3.950% due 06/30/25	175,000	170,949
4.400% due 09/20/24	250,000	248,618
Walgreens Boots Alliance, Inc. 0.950% due 11/17/23	400,000	383,161
Walmart, Inc.
2.850% due 07/08/24	500,000	486,065
3.300% due 04/22/24	350,000	343,999
3.900% due 09/09/25	120,000	117,970
Warnermedia Holdings, Inc.
3.528% due 03/15/24 ~	250,000	241,609
3.638% due 03/15/25 ~	250,000	236,982
WW Grainger, Inc. 1.850% due 02/15/25	150,000	140,750

		12,131,822

Consumer, Non-Cyclical - 11.4%
Abbott Laboratories 3.875% due 09/15/25	350,000	342,773
AbbVie, Inc.
2.600% due 11/21/24	350,000	333,329
3.600% due 05/14/25	750,000	720,612
3.800% due 03/15/25	350,000	339,293
3.850% due 06/15/24	200,000	196,502
Aetna, Inc. 3.500% due 11/15/24	250,000	243,160
Altria Group, Inc.
2.350% due 05/06/25	250,000	231,826
4.000% due 01/31/24	250,000	246,400
AmerisourceBergen Corp. 3.250% due 03/01/25	150,000	144,409
Amgen, Inc.
1.900% due 02/21/25	250,000	233,337
3.125% due 05/01/25	250,000	239,848
Astrazeneca Finance LLC (United Kingdom) 0.700% due 05/28/24	200,000	187,483
Automatic Data Processing, Inc. 3.375% due 09/15/25	250,000	242,712
BAT Capital Corp. (United Kingdom) 2.789% due 09/06/24	250,000	237,884
Baxter International, Inc. 1.322% due 11/29/24	500,000	462,045
Becton Dickinson & Co. 3.734% due 12/15/24	500,000	483,344
Biogen, Inc. 4.050% due 09/15/25	350,000	340,082
Boston Scientific Corp. 1.900% due 06/01/25	250,000	230,053
Bristol-Myers Squibb Co.
0.537% due 11/13/23	230,000	220,435
2.900% due 07/26/24	500,000	485,335
Brown-Forman Corp. 3.500% due 04/15/25	200,000	194,023
Bunge Ltd. Finance Corp. 1.630% due 08/17/25	250,000	225,128

	Principal Amount	Value
Campbell Soup Co. 3.950% due 03/15/25	$250,000	$243,423
Cigna Corp. 0.613% due 03/15/24	100,000	94,205
3.500% due 06/15/24	350,000	343,128
Colgate-Palmolive Co. 3.100% due 08/15/25	50,000	48,336
CommonSpirit Health 2.950% due 11/01/22	250,000	249,754
Constellation Brands, Inc. 3.600% due 05/09/24	50,000	48,950
4.750% due 11/15/24	150,000	149,574
CVS Health Corp. 3.875% due 07/20/25	250,000	242,644
4.100% due 03/25/25	250,000	244,876
DH Europe Finance II SARL 2.200% due 11/15/24	250,000	236,624
Diageo Capital PLC (United Kingdom)
1.375% due 09/29/25	250,000	226,926
2.125% due 10/24/24	250,000	237,595
Elevance Health, Inc. 2.375% due 01/15/25	250,000	236,186
Equifax, Inc. 3.300% due 12/15/22	250,000	249,909
Gilead Sciences, Inc. 3.500% due 02/01/25	350,000	337,951
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.625% due 05/15/25	250,000	243,364
Global Payments, Inc. 1.500% due 11/15/24	460,000	423,057
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/25 ~	350,000	330,687
GSK Consumer Healthcare Capital US LLC 3.024% due 03/24/24 ~	250,000	242,011
HCA, Inc.
5.000% due 03/15/24	250,000	248,518
5.250% due 04/15/25	350,000	343,224
Humana, Inc. 3.850% due 10/01/24	150,000	146,356
J M Smucker Co. 3.500% due 03/15/25	250,000	241,017
Johnson & Johnson
0.550% due 09/01/25	250,000	223,361
2.625% due 01/15/25	350,000	337,445
Kellogg Co. 2.650% due 12/01/23	250,000	244,324
Keurig Dr Pepper, Inc.
0.750% due 03/15/24	85,000	80,122
4.417% due 05/25/25	250,000	246,172
Laboratory Corp. of America Holdings
3.250% due 09/01/24	250,000	242,231
3.600% due 02/01/25	250,000	241,493
Merck & Co., Inc. 2.750% due 02/10/25	250,000	239,929
Novartis Capital Corp. (Switzerland)
1.750% due 02/14/25	250,000	234,534
3.400% due 05/06/24	500,000	491,624
PayPal Holdings, Inc.
1.650% due 06/01/25	250,000	230,420
2.400% due 10/01/24	185,000	176,889
PepsiCo, Inc. 0.400% due 10/07/23	130,000	125,163
2.750% due 04/30/25	250,000	239,125
3.500% due 07/17/25	250,000	243,609
PerkinElmer, Inc. 0.850% due 09/15/24	250,000	232,046
Philip Morris International, Inc. 3.375% due 08/11/25	250,000	239,330

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Quanta Services, Inc. 0.950% due 10/01/24	$250,000	$228,480
Quest Diagnostics, Inc. 3.500% due 03/30/25	250,000	240,614
Reynolds American, Inc. (United Kingdom) 4.450% due 06/12/25	350,000	338,554
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	140,000	136,989
Stryker Corp. 0.600% due 12/01/23	355,000	338,254
Thermo Fisher Scientific, Inc. 1.215% due 10/18/24	500,000	465,396
Tyson Foods, Inc. 3.950% due 08/15/24	250,000	244,964
Unilever Capital Corp. (United Kingdom)
0.626% due 08/12/24	165,000	153,331
3.250% due 03/07/24	250,000	246,107
UnitedHealth Group, Inc. 0.550% due 05/15/24	165,000	154,863
3.500% due 02/15/24	250,000	246,282
3.750% due 07/15/25	250,000	243,232
Verisk Analytics, Inc. 4.000% due 06/15/25	250,000	242,304
Zimmer Biomet Holdings, Inc. 1.450% due 11/22/24	180,000	166,607

		19,502,122

Energy - 6.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.231% due 12/15/23	80,000	76,747
Boardwalk Pipelines LP 4.950% due 12/15/24	500,000	495,252
BP Capital Markets America, Inc. 3.796% due 09/21/25	250,000	243,746
Canadian Natural Resources Ltd. (Canada) 2.050% due 07/15/25	250,000	228,166
Chevron Corp. 2.895% due 03/03/24	250,000	244,632
Chevron USA, Inc. 0.687% due 08/12/25	250,000	223,871
3.900% due 11/15/24	350,000	344,878
Columbia Pipeline Group, Inc. 4.500% due 06/01/25	250,000	245,037
ConocoPhillips Co.
2.125% due 03/08/24	200,000	193,209
2.400% due 03/07/25	200,000	189,383
Continental Resources, Inc. 3.800% due 06/01/24	285,000	276,990
Enbridge, Inc. (Canada)
0.550% due 10/04/23	80,000	76,527
2.150% due 02/16/24	45,000	43,275
2.500% due 01/15/25	250,000	234,967
2.500% due 02/14/25	40,000	37,611
3.500% due 06/10/24	250,000	243,810
Energy Transfer LP 2.900% due 05/15/25	250,000	233,305
5.875% due 01/15/24	250,000	250,655
Energy Transfer LP/Regency Energy Finance Corp. 4.500% due 11/01/23	250,000	247,957
Enterprise Products Operating LLC 3.750% due 02/15/25	200,000	193,862
EQT Corp. due 10/01/25 #	60,000	59,705
Exxon Mobil Corp. 2.992% due 03/19/25	500,000	480,009
3.176% due 03/15/24	350,000	343,594
Hess Corp. 3.500% due 07/15/24	250,000	241,850

	Principal Amount	Value
Kinder Morgan, Inc.
3.150% due 01/15/23	$350,000	$348,416
4.300% due 06/01/25	350,000	341,693
Marathon Petroleum Corp. 4.700% due 05/01/25	250,000	245,742
MPLX LP 4.875% due 12/01/24	500,000	494,395
Plains All American Pipeline LP/PAA Finance Corp. 3.600% due 11/01/24	350,000	336,851
Sabine Pass Liquefaction LLC
5.625% due 03/01/25	150,000	150,015
5.750% due 05/15/24	500,000	502,098
Schlumberger Investment SA 3.650% due 12/01/23	500,000	492,512
Shell International Finance BV (Netherlands) 2.000% due 11/07/24	350,000	332,810
3.250% due 05/11/25	350,000	336,550
Total Capital International SA (France)
2.434% due 01/10/25	350,000	332,595
2.700% due 01/25/23	250,000	249,031
TransCanada PipeLines Ltd. (Canada) 1.000% due 10/12/24	400,000	368,954
Williams Cos., Inc.
3.900% due 01/15/25	350,000	339,073
4.300% due 03/04/24	200,000	197,339
4.500% due 11/15/23	250,000	248,783

		10,765,895

Financial - 47.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.150% due 10/29/23	360,000	342,182
1.650% due 10/29/24	685,000	626,416
1.750% due 10/29/24	285,000	259,495
4.875% due 01/16/24	350,000	344,566
6.500% due 07/15/25	250,000	249,727
Affiliated Managers Group, Inc. 4.250% due 02/15/24	350,000	346,973
Air Lease Corp.
0.700% due 02/15/24	200,000	186,998
0.800% due 08/18/24	85,000	77,494
2.250% due 01/15/23	250,000	247,934
2.300% due 02/01/25	150,000	138,166
3.375% due 07/01/25	250,000	233,167
Aircastle Ltd. 4.400% due 09/25/23	250,000	245,528
Ally Financial, Inc.
1.450% due 10/02/23	65,000	62,781
5.125% due 09/30/24	350,000	348,105
5.800% due 05/01/25	250,000	251,333
American Express Co. 0.750% due 11/03/23	150,000	143,953
2.250% due 03/04/25	160,000	150,120
3.000% due 10/30/24	250,000	241,450
3.375% due 05/03/24	275,000	268,305
3.950% due 08/01/25	750,000	726,860
American International Group, Inc. 2.500% due 06/30/25	350,000	326,883
3.750% due 07/10/25	250,000	249,998
American Tower Corp. REIT 1.300% due 09/15/25	250,000	221,955
3.375% due 05/15/24	750,000	730,771
Ameriprise Financial, Inc. 3.000% due 04/02/25	250,000	238,990
Ares Capital Corp. 3.250% due 07/15/25	250,000	228,586
4.200% due 06/10/24	250,000	242,224
AvalonBay Communities, Inc. REIT 3.500% due 11/15/24	250,000	243,539

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25	$ 250,000	$ 220,318
5.862% due 09/14/26	200,000	195,273
Banco Santander SA (Spain)
2.746% due 05/28/25	250,000	228,868
3.496% due 03/24/25	200,000	190,718
3.892% due 05/24/24	200,000	194,826
5.147% due 08/18/25	310,000	300,982
Bank of America Corp.
0.810% due 10/24/24	1,000,000	951,281
0.976% due 04/22/25	1,250,000	1,162,697
0.981% due 09/25/25	500,000	455,259
1.319% due 06/19/26	350,000	310,974
1.530% due 12/06/25	350,000	320,410
1.843% due 02/04/25	400,000	380,375
2.456% due 10/22/25	500,000	468,358
3.366% due 01/23/26	250,000	237,040
3.384% due 04/02/26	350,000	330,786
3.841% due 04/25/25	500,000	486,760
3.875% due 08/01/25	500,000	484,338
4.200% due 08/26/24	250,000	246,118
4.827% due 07/22/26	400,000	391,336
Bank of Montreal (Canada)
0.450% due 12/08/23	180,000	171,168
0.625% due 07/09/24	285,000	264,095
1.500% due 01/10/25	145,000	133,511
1.850% due 05/01/25	250,000	230,282
2.150% due 03/08/24	300,000	288,660
3.700% due 06/07/25	610,000	586,808
4.250% due 09/14/24	150,000	147,697
Bank of New York Mellon Corp.
0.350% due 12/07/23	415,000	395,160
0.500% due 04/26/24	250,000	234,741
0.850% due 10/25/24	200,000	184,873
3.350% due 04/25/25	200,000	193,393
3.430% due 06/13/25	200,000	195,014
4.414% due 07/24/26	240,000	234,677
Bank of Nova Scotia (Canada)
0.650% due 07/31/24	485,000	448,197
0.700% due 04/15/24	250,000	234,311
1.450% due 01/10/25	190,000	174,788
2.440% due 03/11/24	300,000	290,067
3.400% due 02/11/24	250,000	245,332
3.450% due 04/11/25	120,000	115,069
Barclays PLC (United Kingdom)
1.007% due 12/10/24	345,000	324,916
2.852% due 05/07/26	250,000	227,156
3.650% due 03/16/25	250,000	236,679
3.932% due 05/07/25	750,000	721,830
Blackstone Private Credit Fund
2.350% due 11/22/24	200,000	182,647
2.700% due 01/15/25	115,000	104,349
4.700% due 03/24/25	200,000	189,493
BNP Paribas SA (France) 4.250% due 10/15/24	250,000	244,320
Boston Properties LP REIT 3.200% due 01/15/25	350,000	334,684
BPCE SA (France) 4.000% due 04/15/24	350,000	344,040
Brixmor Operating Partnership LP REIT 3.850% due 02/01/25	150,000	144,292
Brookfield Asset Management, Inc. (Canada) 4.000% due 01/15/25	350,000	341,569
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	250,000	237,873
1.000% due 10/18/24	150,000	138,635
3.100% due 04/02/24	250,000	243,489
3.300% due 04/07/25	35,000	33,437
3.945% due 08/04/25	200,000	193,284

	Principal Amount	Value
Capital One Financial Corp.
1.343% due 12/06/24	$ 160,000	$ 152,058
2.636% due 03/03/26	435,000	404,545
3.200% due 02/05/25	500,000	475,441
3.300% due 10/30/24	400,000	385,713
4.166% due 05/09/25	150,000	146,011
4.985% due 07/24/26	150,000	146,728
Charles Schwab Corp.
0.750% due 03/18/24	400,000	378,456
3.625% due 04/01/25	200,000	194,969
3.850% due 05/21/25	250,000	244,519
Chubb INA Holdings, Inc.
3.150% due 03/15/25	150,000	144,068
3.350% due 05/15/24	250,000	244,019
Citigroup, Inc.
0.776% due 10/30/24	250,000	237,537
0.981% due 05/01/25	850,000	788,149
1.281% due 11/03/25	650,000	594,237
3.106% due 04/08/26	500,000	468,992
3.290% due 03/17/26	250,000	236,148
3.352% due 04/24/25	250,000	241,252
4.140% due 05/24/25	160,000	156,514
5.610% due 09/29/26	750,000	746,383
Citizens Bank NA 4.119% due 05/23/25	300,000	294,415
CME Group, Inc. 3.000% due 03/15/25	150,000	143,895
CNO Financial Group, Inc. 5.250% due 05/30/25	250,000	247,060
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	435,000	411,273
1.375% due 01/10/25	100,000	92,129
3.875% due 08/22/24	335,000	328,405
4.375% due 08/04/25	250,000	239,131
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	290,000	270,313
3.625% due 09/09/24	250,000	238,797
3.700% due 02/21/25	375,000	352,338
4.750% due 08/09/24	250,000	244,118
Credit Suisse Group AG (Switzerland) 3.750% due 03/26/25	250,000	233,152
Crown Castle, Inc. REIT 3.200% due 09/01/24	250,000	242,082
Deutsche Bank AG (Germany)
0.898% due 05/28/24	400,000	369,747
0.962% due 11/08/23	150,000	142,798
1.447% due 04/01/25	250,000	230,165
3.961% due 11/26/25	250,000	233,569
6.119% due 07/14/26	165,000	160,379
EPR Properties REIT 4.500% due 04/01/25	200,000	188,242
Equinix, Inc. REIT
1.000% due 09/15/25	350,000	308,980
2.625% due 11/18/24	250,000	236,824
Fifth Third Bancorp
2.375% due 01/28/25	250,000	233,797
3.650% due 01/25/24	250,000	245,487
FS KKR Capital Corp.
1.650% due 10/12/24	200,000	182,838
4.625% due 07/15/24	250,000	245,019
GLP Capital LP/GLP Financing II, Inc. 5.250% due 06/01/25	350,000	338,756
Goldman Sachs BDC, Inc. 3.750% due 02/10/25	250,000	240,282
Goldman Sachs Group, Inc.
0.855% due 02/12/26	500,000	446,399
0.925% due 10/21/24	350,000	332,336
1.217% due 12/06/23	250,000	239,851
1.757% due 01/24/25	280,000	266,205
3.000% due 03/15/24	100,000	97,219
3.272% due 09/29/25	500,000	476,542
3.500% due 04/01/25	350,000	334,705

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.750% due 05/22/25	$ 500,000	$ 479,342
3.850% due 07/08/24	500,000	489,042
4.000% due 03/03/24	150,000	147,904
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	250,000	237,654
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	300,000	283,621
1.645% due 04/18/26	350,000	311,537
2.099% due 06/04/26	250,000	224,089
2.633% due 11/07/25	350,000	325,166
2.999% due 03/10/26	200,000	185,039
3.803% due 03/11/25	250,000	241,783
4.180% due 12/09/25	750,000	717,892
4.250% due 08/18/25	250,000	237,462
4.292% due 09/12/26	500,000	471,928
HSBC USA, Inc. 3.750% due 05/24/24	200,000	196,173
Huntington National Bank 4.008% due 05/16/25	250,000	245,020
ING Groep NV (Netherlands)
3.550% due 04/09/24	500,000	487,581
3.869% due 03/28/26	250,000	237,186
Intercontinental Exchange, Inc. 3.650% due 05/23/25	95,000	91,980
JPMorgan Chase & Co.
0.563% due 02/16/25	750,000	701,619
0.768% due 08/09/25	315,000	288,976
0.824% due 06/01/25	755,000	699,509
0.969% due 06/23/25	750,000	694,305
1.561% due 12/10/25	250,000	229,434
2.301% due 10/15/25	250,000	234,547
2.595% due 02/24/26	500,000	465,398
3.220% due 03/01/25	250,000	242,077
3.845% due 06/14/25	400,000	389,339
4.023% due 12/05/24	850,000	836,826
4.080% due 04/26/26	350,000	337,205
7.750% due 07/15/25	250,000	268,001
KeyBank NA 4.150% due 08/08/25	250,000	242,524
KeyCorp 3.878% due 05/23/25	45,000	43,848
Kimco Realty Corp.REIT 3.300% due 02/01/25	150,000	144,253
Lloyds Banking Group PLC (United Kingdom)
3.511% due 03/18/26	200,000	187,372
3.870% due 07/09/25	250,000	241,184
3.900% due 03/12/24	250,000	244,839
4.450% due 05/08/25	250,000	241,719
4.500% due 11/04/24	250,000	243,456
4.716% due 08/11/26	200,000	192,301
Main Street Capital Corp. 5.200% due 05/01/24	250,000	247,892
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25	250,000	241,501
3.875% due 03/15/24	250,000	246,683
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	350,000	318,943
1.412% due 07/17/25	250,000	224,292
2.193% due 02/25/25	250,000	232,169
2.801% due 07/18/24	500,000	480,146
4.788% due 07/18/25	200,000	197,446
5.063% due 09/12/25	200,000	197,977
Mizuho Financial Group, Inc. (Japan) 2.651% due 05/22/26	350,000	322,118
Morgan Stanley
0.790% due 05/30/25	250,000	230,251
0.791% due 01/22/25	250,000	234,335
0.864% due 10/21/25	750,000	680,686
1.164% due 10/21/25	555,000	506,127
2.188% due 04/28/26	1,000,000	917,932
2.630% due 02/18/26	300,000	279,752

	Principal Amount	Value
3.620% due 04/17/25	$ 300,000	$ 291,520
4.000% due 07/23/25	250,000	242,178
4.679% due 07/17/26	345,000	336,118
National Bank of Canada (Canada) 0.550% due 11/15/24	350,000	331,508
Natwest Group PLC (United Kingdom) 4.269% due 03/22/25	500,000	486,459
Nomura Holdings, Inc. (Japan)
1.851% due 07/16/25	250,000	225,740
2.648% due 01/16/25	350,000	328,122
5.099% due 07/03/25	250,000	246,235
Oaktree Specialty Lending Corp. 3.500% due 02/25/25	150,000	142,644
Office Properties Income Trust REIT 4.500% due 02/01/25	150,000	133,480
Old Republic International Corp. 4.875% due 10/01/24	150,000	149,866
Omega Healthcare Investors, Inc. REIT 4.500% due 01/15/25	400,000	390,196
Owl Rock Capital Corp. 5.250% due 04/15/24	350,000	345,885
PNC Bank NA
2.500% due 08/27/24	500,000	479,807
3.875% due 04/10/25	250,000	242,349
PNC Financial Services Group, Inc. 3.500% due 01/23/24	250,000	246,204
Realty Income Corp.REIT 3.875% due 04/15/25	200,000	194,723
Royal Bank of Canada (Canada)
0.425% due 01/19/24	645,000	612,239
0.650% due 07/29/24	200,000	185,923
0.750% due 10/07/24	500,000	459,456
1.150% due 06/10/25	250,000	225,880
1.600% due 01/21/25	150,000	139,047
3.375% due 04/14/25	250,000	240,776
3.970% due 07/26/24	150,000	147,440
Santander Holdings USA, Inc.
3.500% due 06/07/24	250,000	242,458
4.260% due 06/09/25	150,000	144,841
4.500% due 07/17/25	250,000	239,353
5.807% due 09/09/26	60,000	58,703
Santander UK Group Holdings PLC (United Kingdom)
1.089% due 03/15/25	250,000	230,978
4.796% due 11/15/24	350,000	345,290
Simon Property Group LP REIT
3.500% due 09/01/25	250,000	238,905
3.375% due 10/01/24	350,000	339,903
SITE Centers Corp. REIT 3.625% due 02/01/25	250,000	236,562
Sixth Street Specialty Lending, Inc. 3.875% due 11/01/24	350,000	333,325
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	249,904
Sumitomo Mitsui Banking Corp. (Japan) 3.000% due 01/18/23	250,000	249,104
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.508% due 01/12/24	650,000	612,753
2.448% due 09/27/24	350,000	331,076
SVB Financial Group 3.500% due 01/29/25	250,000	239,385
Svenska Handelsbanken AB (Sweden) 3.900% due 11/20/23	300,000	297,308
Synchrony Bank 5.400% due 08/22/25	250,000	243,971
Synchrony Financial
4.250% due 08/15/24	500,000	487,947
4.875% due 06/13/25	130,000	125,561
Toronto-Dominion Bank (Canada)
0.450% due 09/11/23	250,000	239,793
0.550% due 03/04/24	250,000	235,153
0.750% due 09/11/25	250,000	220,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
1.150% due 06/12/25	$ 250,000	$ 224,938
1.250% due 12/13/24	130,000	120,065
2.350% due 03/08/24	200,000	193,111
2.650% due 06/12/24	500,000	480,566
4.285% due 09/13/24	200,000	197,143
Truist Bank
2.150% due 12/06/24	750,000	706,434
3.625% due 09/16/25	250,000	238,570
Truist Financial Corp.
1.200% due 08/05/25	250,000	224,960
2.500% due 08/01/24	250,000	239,629
3.700% due 06/05/25	350,000	338,278
4.260% due 07/28/26	200,000	194,614
US Bancorp 3.375% due 02/05/24	250,000	245,881
US Bank NA
2.050% due 01/21/25	500,000	471,242
2.800% due 01/27/25	350,000	335,259
Ventas Realty LP REIT 2.650% due 01/15/25	350,000	329,509
Vornado Realty LP REIT 3.500% due 01/15/25	250,000	234,215
Wells Fargo & Co.
0.805% due 05/19/25	310,000	287,015
2.188% due 04/30/26	250,000	228,537
2.406% due 10/30/25	250,000	233,565
3.000% due 02/19/25	500,000	475,772
3.300% due 09/09/24	250,000	241,269
3.550% due 09/29/25	750,000	713,876
3.908% due 04/25/26	295,000	282,159
4.540% due 08/15/26	900,000	871,170
Welltower, Inc. REIT 3.625% due 03/15/24	250,000	244,409
Western Union Co. 2.850% due 01/10/25	250,000	236,816
Westpac Banking Corp. (Australia)
1.019% due 11/18/24	135,000	125,250
2.350% due 02/19/25	850,000	805,400
3.735% due 08/26/25	250,000	242,496
Willis North America, Inc. 3.600% due 05/15/24	150,000	145,746

		80,826,744

Industrial - 6.8%
3M Co.
2.000% due 02/14/25	250,000	234,092
3.250% due 02/14/24	250,000	245,277
Arrow Electronics, Inc. 3.250% due 09/08/24	350,000	337,121
Berry Global, Inc. 0.950% due 02/15/24	250,000	235,060
Boeing Co.
1.167% due 02/04/23	220,000	217,319
1.433% due 02/04/24	335,000	318,429
1.950% due 02/01/24	250,000	240,037
2.850% due 10/30/24	150,000	142,340
4.875% due 05/01/25	500,000	488,359
Burlington Northern Santa Fe LLC 3.850% due 09/01/23	200,000	198,575
Canadian Pacific Railway Co. (Canada)
1.350% due 12/02/24	225,000	208,231
2.900% due 02/01/25	150,000	142,759
Carlisle Cos., Inc. 3.500% due 12/01/24	150,000	144,489
Carrier Global Corp. 2.242% due 02/15/25	350,000	327,373
Caterpillar Financial Services Corp.
0.450% due 05/17/24	150,000	140,406
0.600% due 09/13/24	300,000	277,984
0.950% due 01/10/24	400,000	383,365

	Principal Amount	Value
2.150% due 11/08/24	$ 500,000	$ 475,899
3.400% due 05/13/25	250,000	241,878
3.650% due 08/12/25	200,000	194,546
CNH Industrial Capital LLC 3.950% due 05/23/25	95,000	91,726
CSX Corp. 3.400% due 08/01/24	250,000	243,995
General Dynamics Corp.
3.250% due 04/01/25	250,000	241,724
3.500% due 05/15/25	250,000	243,484
Honeywell International, Inc. 1.350% due 06/01/25	350,000	322,535
John Deere Capital Corp.
0.400% due 10/10/23	275,000	264,120
0.450% due 01/17/24	200,000	189,769
0.450% due 06/07/24	165,000	154,020
0.625% due 09/10/24	70,000	65,078
0.900% due 01/10/24	120,000	114,690
1.250% due 01/10/25	120,000	111,479
2.125% due 03/07/25	65,000	61,233
2.650% due 06/24/24	500,000	484,079
3.400% due 06/06/25	55,000	53,221
3.450% due 03/13/25	150,000	145,675
4.050% due 09/08/25	160,000	157,525
Johnson Controls International PLC 3.625% due 07/02/24 §	250,000	244,253
Keysight Technologies, Inc. 4.550% due 10/30/24	250,000	246,776
Legrand France SA (France) 8.500% due 02/15/25	100,000	108,201
Lennox International, Inc. 1.350% due 08/01/25	250,000	223,299
Northrop Grumman Corp. 2.930% due 01/15/25	100,000	95,443
Owens Corning 4.200% due 12/01/24	150,000	147,336
Packaging Corp. of America 3.650% due 09/15/24	350,000	341,711
Parker-Hannifin Corp. 3.650% due 06/15/24	215,000	210,440
Raytheon Technologies Corp. 3.950% due 08/16/25	250,000	244,219
Republic Services, Inc. 2.500% due 08/15/24	350,000	334,458
Ryder System, Inc. 3.350% due 09/01/25	250,000	236,741
TD SYNNEX Corp. 1.250% due 08/09/24	250,000	230,052
Teledyne Technologies, Inc. 0.950% due 04/01/24	200,000	186,891
Union Pacific Corp. 3.250% due 08/15/25	250,000	240,803
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/24	211,000	207,167
WRKCo, Inc. 3.750% due 03/15/25	250,000	241,075

		11,676,757

Technology - 6.8%
Adobe, Inc. 3.250% due 02/01/25	250,000	242,869
Analog Devices, Inc. 2.950% due 04/01/25	200,000	192,446
Apple, Inc.
0.550% due 08/20/25	350,000	313,817
2.500% due 02/09/25	350,000	334,427
2.750% due 01/13/25	500,000	481,130
3.200% due 05/13/25	350,000	339,058
3.450% due 05/06/24	500,000	491,981

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625% due 01/15/24	$ 500,000	$ 490,366
CDW LLC/CDW Finance Corp. 4.125% due 05/01/25	250,000	236,520
Dell International LLC/EMC Corp.
4.000% due 07/15/24	250,000	245,602
5.850% due 07/15/25	250,000	252,164
Fidelity National Information Services, Inc.
0.600% due 03/01/24	335,000	314,399
4.500% due 07/15/25	110,000	107,723
Fiserv, Inc. 2.750% due 07/01/24	350,000	335,972
Genpact Luxembourg SARL 3.375% due 12/01/24	250,000	240,078
Hewlett Packard Enterprise Co. 1.450% due 04/01/24	250,000	237,477
HP, Inc. 2.200% due 06/17/25	250,000	231,677
Intel Corp.
2.700% due 12/15/22	400,000	398,708
3.400% due 03/25/25	250,000	242,726
International Business Machines Corp.
3.000% due 05/15/24	600,000	584,006
3.625% due 02/12/24	250,000	246,822
4.000% due 07/27/25	150,000	147,184
Intuit, Inc. 0.950% due 07/15/25	250,000	225,497
KLA Corp. 4.650% due 11/01/24	250,000	249,350
Microchip Technology, Inc. 4.250% due 09/01/25	350,000	338,387
Microsoft Corp.
2.700% due 02/12/25	250,000	240,162
2.875% due 02/06/24	350,000	343,156
NetApp, Inc. 1.875% due 06/22/25	250,000	228,576
NVIDIA Corp. 0.584% due 06/14/24	500,000	467,425
Oracle Corp.
2.500% due 04/01/25	350,000	326,443
2.950% due 11/15/24	700,000	668,551
2.950% due 05/15/25	500,000	471,151
Roper Technologies, Inc. 1.000% due 09/15/25	250,000	222,122
Salesforce, Inc. 0.625% due 07/15/24	345,000	321,849
Texas Instruments, Inc. 1.375% due 03/12/25	150,000	139,490
VMware, Inc.
1.000% due 08/15/24	155,000	143,574
4.500% due 05/15/25	250,000	244,451
Xilinx, Inc. 2.950% due 06/01/24	350,000	341,166

		11,678,502

Utilities - 6.9%
Ameren Corp. 2.500% due 09/15/24	500,000	475,005
American Electric Power Co., Inc.
0.750% due 11/01/23	185,000	177,267
2.031% due 03/15/24	90,000	86,195
Avangrid, Inc. 3.150% due 12/01/24	250,000	239,243
Berkshire Hathaway Energy Co.
3.500% due 02/01/25	250,000	243,070
4.050% due 04/15/25	200,000	196,829
Black Hills Corp. 1.037% due 08/23/24	135,000	124,793

	Principal Amount	Value
Connecticut Light & Power Co. 2.500% due 01/15/23	$ 350,000	$ 348,409
Consolidated Edison, Inc. 0.650% due 12/01/23	200,000	190,545
Constellation Energy Generation LLC 3.250% due 06/01/25	250,000	237,430
Dominion Energy, Inc.
3.071% due 08/15/24 §	250,000	239,953
3.300% due 03/15/25	150,000	145,055
DTE Energy Co.
1.050% due 06/01/25	250,000	224,044
4.220% due 11/01/24 §	150,000	147,252
Duke Energy Corp. 3.750% due 04/15/24	500,000	491,297
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	250,000	237,387
Edison International 4.700% due 08/15/25	100,000	96,979
Emera US Finance LP (Canada) 0.833% due 06/15/24	350,000	324,524
Entergy Corp. 0.900% due 09/15/25	350,000	308,271
Entergy Louisiana LLC
0.620% due 11/17/23	151,000	144,482
0.950% due 10/01/24	145,000	134,574
Eversource Energy
0.800% due 08/15/25	250,000	221,307
4.200% due 06/27/24	110,000	108,559
Exelon Corp. 3.950% due 06/15/25	250,000	241,809
Florida Power & Light Co. 2.850% due 04/01/25	350,000	335,255
MidAmerican Energy Co. 3.500% due 10/15/24	250,000	244,026
National Fuel Gas Co. 5.200% due 07/15/25	250,000	247,156
National Rural Utilities Cooperative Finance Corp.
0.350% due 02/08/24	95,000	89,658
1.000% due 10/18/24	315,000	291,157
1.875% due 02/07/25	200,000	187,394
NextEra Energy Capital Holdings, Inc.
2.940% due 03/21/24	160,000	155,538
4.255% due 09/01/24	150,000	147,948
4.450% due 06/20/25	120,000	118,045
NiSource, Inc. 0.950% due 08/15/25	250,000	222,135
Oncor Electric Delivery Co. LLC 2.950% due 04/01/25	250,000	239,103
ONE Gas, Inc. 1.100% due 03/11/24	196,000	187,784
Pacific Gas and Electric Co.
1.700% due 11/15/23	105,000	100,747
3.250% due 02/16/24	365,000	352,524
4.950% due 06/08/25	50,000	48,594
Pinnacle West Capital Corp. 1.300% due 06/15/25	250,000	224,567
Public Service Enterprise Group, Inc.
0.841% due 11/08/23	125,000	119,264
2.875% due 06/15/24	500,000	481,216
Puget Energy, Inc. 3.650% due 05/15/25	250,000	236,770
Sempra Energy 3.300% due 04/01/25	245,000	233,371
Southern California Edison Co.
0.975% due 08/01/24	525,000	486,893
1.100% due 04/01/24	255,000	240,428
4.200% due 06/01/25	65,000	63,500
Southern California Gas Co. 3.200% due 06/15/25	250,000	238,021
Southern Co.
0.600% due 02/26/24	115,000	108,258
4.475% due 08/01/24 §	165,000	163,063

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Southern Co. Gas Capital Corp. 2.450% due 10/01/23	$ 350,000	$ 341,999
WEC Energy Group, Inc.
0.800% due 03/15/24	125,000	117,719
5.000% due 09/27/25	30,000	29,914
Xcel Energy, Inc. 0.500% due 10/15/23	380,000	362,251

		11,798,577

Total Corporate Bonds & Notes (Cost $178,557,613)		169,483,084

	Shares
SHORT-TERM INVESTMENT - 4.3%
Money Market Fund - 4.3%
BlackRock Liquidity Funds T-Fund Institutional Shares 2.790%	7,318,681	7,318,681

Total Short-Term Investment (Cost $7,318,681)		7,318,681

TOTAL INVESTMENTS - 103.4% (Cost $185,876,294)		176,801,765

OTHER ASSETS & LIABILITIES, NET - (3.4%)		(5,804,976)

NET ASSETS - 100.0%		$170,996,789

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$169,483,084	$-	$169,483,084	$-
	Short-Term Investment	7,318,681	7,318,681	-	-

	Total	$176,801,765	$7,318,681	$169,483,084	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.6%
Basic Materials - 0.6%
Air Products & Chemicals, Inc. 3.350% due 07/31/24	$100,000	$98,072
Albemarle Corp.
5.050% due 06/01/32	100,000	92,830
5.450% due 12/01/44	50,000	43,608
BHP Billiton Finance USA Ltd. (Australia) 5.000% due 09/30/43	500,000	474,972
Celanese US Holdings LLC 1.400% due 08/05/26	25,000	20,413
Dow Chemical Co.
2.100% due 11/15/30	250,000	191,872
3.600% due 11/15/50	250,000	171,236
4.250% due 10/01/34	141,000	119,682
4.800% due 05/15/49	65,000	53,563
DuPont de Nemours, Inc.
4.493% due 11/15/25	350,000	344,099
4.725% due 11/15/28	150,000	142,734
5.319% due 11/15/38	65,000	59,101
5.419% due 11/15/48	75,000	67,672
Eastman Chemical Co.
3.800% due 03/15/25	100,000	96,325
4.650% due 10/15/44	50,000	39,130
4.800% due 09/01/42	100,000	80,880
Ecolab, Inc.
0.900% due 12/15/23	35,000	33,536
1.650% due 02/01/27	100,000	87,924
2.125% due 02/01/32	100,000	79,109
2.700% due 12/15/51	100,000	63,973
Fibria Overseas Finance Ltd. (Brazil) 5.500% due 01/17/27	50,000	47,827
FMC Corp. 4.100% due 02/01/24	50,000	49,401
Freeport-McMoRan, Inc.
4.125% due 03/01/28	150,000	134,633
4.625% due 08/01/30	100,000	87,830
5.450% due 03/15/43	100,000	83,607
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	122,024
Huntsman International LLC 4.500% due 05/01/29	45,000	39,728
International Paper Co.
4.350% due 08/15/48	54,000	43,098
6.000% due 11/15/41	200,000	191,263
Kinross Gold Corp. (Canada) 5.950% due 03/15/24	100,000	100,772
Linde, Inc.
1.100% due 08/10/30	50,000	37,841
2.000% due 08/10/50	30,000	16,611
LYB International Finance III LLC
1.250% due 10/01/25	20,000	17,593
2.250% due 10/01/30	25,000	19,479
3.375% due 10/01/40	30,000	20,621
3.625% due 04/01/51	40,000	26,190
3.800% due 10/01/60	30,000	19,012
4.200% due 05/01/50	300,000	216,222
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	56,487
Mosaic Co. 5.450% due 11/15/33	163,000	153,785
NewMarket Corp. 2.700% due 03/18/31	100,000	76,060
Newmont Corp.
2.250% due 10/01/30	65,000	50,378
2.600% due 07/15/32	100,000	76,372
5.875% due 04/01/35	100,000	96,504

	Principal Amount	Value
Nucor Corp.
2.000% due 06/01/25	$ 250,000	$ 231,036
2.979% due 12/15/55	25,000	14,838
Nutrien Ltd. (Canada)
2.950% due 05/13/30	50,000	41,859
4.200% due 04/01/29	55,000	50,961
5.250% due 01/15/45	139,000	124,162
PPG Industries, Inc.
1.200% due 03/15/26	70,000	61,168
2.800% due 08/15/29	50,000	42,859
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	40,000	35,727
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51	50,000	32,505
7.125% due 07/15/28	50,000	54,383
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	182,227
RPM International, Inc. 5.250% due 06/01/45	50,000	42,079
Sherwin-Williams Co.
3.125% due 06/01/24	25,000	24,281
3.450% due 06/01/27	60,000	55,166
3.950% due 01/15/26	150,000	145,680
4.000% due 12/15/42	50,000	37,973
4.500% due 06/01/47	29,000	23,597
Southern Copper Corp. (Peru)
5.250% due 11/08/42	150,000	131,748
7.500% due 07/27/35	50,000	54,210
Steel Dynamics, Inc.
1.650% due 10/15/27	10,000	8,193
2.400% due 06/15/25	15,000	13,885
3.250% due 01/15/31	40,000	32,675
3.250% due 10/15/50	20,000	12,249
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28	40,000	31,340
3.125% due 01/15/32	40,000	28,847
3.750% due 01/15/31	125,000	98,123
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	250,000	212,996
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	150,000	142,634
Westlake Corp. 4.375% due 11/15/47	100,000	76,064

		6,187,534

Communications - 2.4%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41	350,000	214,249
3.600% due 11/28/24	200,000	194,126
Alphabet, Inc.
0.800% due 08/15/27	150,000	126,711
1.900% due 08/15/40	150,000	96,537
1.998% due 08/15/26	200,000	182,738
2.250% due 08/15/60	150,000	84,846
Amazon.com, Inc.
0.450% due 05/12/24	45,000	42,217
0.800% due 06/03/25	565,000	513,078
1.000% due 05/12/26	100,000	87,840
1.500% due 06/03/30	85,000	67,151
1.650% due 05/12/28	100,000	85,078
2.100% due 05/12/31	100,000	81,261
2.500% due 06/03/50	40,000	25,097
2.700% due 06/03/60	300,000	177,895
2.875% due 05/12/41	100,000	73,302
3.000% due 04/13/25	100,000	96,665
3.100% due 05/12/51	100,000	70,324
3.250% due 05/12/61	100,000	67,499
3.300% due 04/13/27	150,000	141,806
3.600% due 04/13/32	200,000	182,054
3.875% due 08/22/37	195,000	169,837
3.950% due 04/13/52	150,000	123,376

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
4.050% due 08/22/47	$ 70,000	$ 59,249
4.100% due 04/13/62	100,000	80,086
4.250% due 08/22/57	100,000	83,564
5.200% due 12/03/25	50,000	50,756
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	168,265
6.375% due 03/01/35	125,000	130,843
AT&T, Inc.
1.650% due 02/01/28	300,000	246,944
2.250% due 02/01/32	165,000	124,959
2.550% due 12/01/33	250,000	185,327
2.750% due 06/01/31	100,000	80,210
3.500% due 06/01/41	400,000	288,948
3.500% due 09/15/53	197,000	131,590
3.550% due 09/15/55	433,000	285,325
3.650% due 06/01/51	350,000	237,406
3.650% due 09/15/59	121,000	78,649
3.800% due 12/01/57	200,000	135,523
3.850% due 06/01/60	45,000	30,279
4.250% due 03/01/27	100,000	96,114
4.300% due 12/15/42	393,000	310,560
4.350% due 03/01/29	150,000	140,391
4.350% due 06/15/45	177,000	137,273
4.500% due 05/15/35	90,000	78,131
4.550% due 03/09/49	100,000	80,159
4.850% due 03/01/39	70,000	60,776
5.350% due 09/01/40	161,000	145,700
Baidu, Inc. (China)
1.625% due 02/23/27	200,000	170,921
2.375% due 08/23/31	200,000	157,744
Bell Telephone Co. of Canada or Bell Canada (Canada)
2.150% due 02/15/32	40,000	30,431
3.200% due 02/15/52	20,000	13,014
3.650% due 08/15/52	70,000	49,527
4.464% due 04/01/48	65,000	52,485
Booking Holdings, Inc.
3.600% due 06/01/26	50,000	47,461
4.625% due 04/13/30	200,000	188,308
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	188,136
9.625% due 12/15/30	50,000	57,855
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.500% due 06/01/41	60,000	38,468
3.750% due 02/15/28	100,000	88,531
3.850% due 04/01/61	335,000	196,436
3.900% due 06/01/52	175,000	108,760
4.200% due 03/15/28	200,000	179,889
4.400% due 12/01/61	100,000	63,954
4.500% due 02/01/24	100,000	98,912
4.800% due 03/01/50	350,000	253,389
4.908% due 07/23/25	150,000	146,406
5.125% due 07/01/49	100,000	73,554
5.375% due 05/01/47	50,000	38,805
6.384% due 10/23/35	70,000	64,346
6.484% due 10/23/45	165,000	145,849
6.834% due 10/23/55	50,000	45,660
Cisco Systems, Inc.
2.950% due 02/28/26	50,000	47,480
3.625% due 03/04/24	325,000	321,102
Comcast Corp.
1.500% due 02/15/31	700,000	525,895
1.950% due 01/15/31	140,000	108,960
2.350% due 01/15/27	40,000	35,926
2.450% due 08/15/52	100,000	56,894
2.800% due 01/15/51	55,000	33,880
2.987% due 11/01/63	101,000	58,707
3.300% due 02/01/27	100,000	93,083
3.400% due 07/15/46	55,000	38,962
3.700% due 04/15/24	85,000	83,651
3.750% due 04/01/40	155,000	122,248
3.950% due 10/15/25	100,000	97,234
3.999% due 11/01/49	211,000	162,113

	Principal Amount	Value
4.000% due 08/15/47	$ 100,000	$ 77,664
4.049% due 11/01/52	97,000	74,573
4.150% due 10/15/28	95,000	89,791
4.250% due 10/15/30	420,000	389,735
4.400% due 08/15/35	77,000	68,242
4.600% due 10/15/38	85,000	75,018
4.700% due 10/15/48	325,000	278,621
4.750% due 03/01/44	300,000	259,535
4.950% due 10/15/58	80,000	69,003
Corning, Inc.
4.375% due 11/15/57	100,000	74,491
4.700% due 03/15/37	50,000	44,254
5.350% due 11/15/48	100,000	90,224
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	212,223
Discovery Communications LLC
3.450% due 03/15/25	100,000	94,923
3.625% due 05/15/30	250,000	205,605
3.800% due 03/13/24	100,000	97,679
3.950% due 03/20/28	60,000	52,693
4.000% due 09/15/55	118,000	69,830
5.200% due 09/20/47	30,000	22,214
eBay, Inc.
1.900% due 03/11/25	50,000	46,453
2.700% due 03/11/30	100,000	81,592
3.600% due 06/05/27	50,000	46,361
Expedia Group, Inc. 3.800% due 02/15/28	50,000	44,476
Fox Corp.
3.050% due 04/07/25	150,000	143,037
5.576% due 01/25/49	200,000	171,670
Interpublic Group of Cos., Inc.
2.400% due 03/01/31	100,000	76,078
3.375% due 03/01/41	70,000	46,440
JD.com, Inc. (China) 4.125% due 01/14/50	200,000	144,683
Juniper Networks, Inc. 3.750% due 08/15/29	100,000	87,118
Meta Platforms, Inc.
3.500% due 08/15/27 ~	200,000	187,225
3.850% due 08/15/32 ~	200,000	176,010
4.450% due 08/15/52 ~	200,000	163,555
4.650% due 08/15/62 ~	200,000	161,606
Motorola Solutions, Inc.
2.750% due 05/24/31	100,000	76,449
4.600% due 02/23/28	100,000	94,584
Omnicom Group, Inc. 2.600% due 08/01/31	100,000	78,610
Omnicom Group, Inc./Omnicom Capital, Inc. 3.600% due 04/15/26	50,000	47,418
Orange SA (France)
5.375% due 01/13/42	150,000	140,782
9.000% due 03/01/31	50,000	60,033
Paramount Global
2.900% due 01/15/27	50,000	44,591
3.375% due 02/15/28	55,000	48,768
4.200% due 05/19/32	300,000	243,670
4.375% due 03/15/43	70,000	46,792
5.900% due 10/15/40	50,000	42,211
6.875% due 04/30/36	100,000	93,826
7.875% due 07/30/30	100,000	105,836
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27 ~	65,000	59,440
3.800% due 03/15/32 ~	65,000	56,263
4.300% due 02/15/48	85,000	64,429
4.350% due 05/01/49	75,000	57,375
4.500% due 03/15/43	25,000	19,836
4.550% due 03/15/52 ~	100,000	79,960
5.000% due 03/15/44	100,000	82,282
T-Mobile USA, Inc.
2.250% due 11/15/31	50,000	37,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
2.400% due 03/15/29	$ 25,000	$ 20,432
2.550% due 02/15/31	300,000	237,953
2.700% due 03/15/32	55,000	43,017
3.000% due 02/15/41	20,000	13,404
3.300% due 02/15/51	50,000	32,667
3.400% due 10/15/52	150,000	99,287
3.500% due 04/15/25	200,000	191,335
3.600% due 11/15/60	220,000	141,817
3.875% due 04/15/30	300,000	266,288
4.500% due 04/15/50	200,000	160,694
5.200% due 01/15/33	130,000	124,455
5.650% due 01/15/53	65,000	61,557
5.800% due 09/15/62	95,000	88,580
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	114,496
7.045% due 06/20/36	150,000	147,837
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	270,825
TELUS Corp. (Canada)
3.400% due 05/13/32	50,000	41,641
4.600% due 11/16/48	100,000	83,949
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43	150,000	139,731
5.850% due 04/15/40	25,000	23,993
Time Warner Cable LLC
5.875% due 11/15/40	150,000	123,830
6.550% due 05/01/37	100,000	90,452
6.750% due 06/15/39	50,000	44,812
7.300% due 07/01/38	150,000	143,003
VeriSign, Inc. 2.700% due 06/15/31	80,000	62,172
Verizon Communications, Inc.
0.850% due 11/20/25	100,000	87,755
1.450% due 03/20/26	40,000	35,363
1.500% due 09/18/30	90,000	67,792
1.750% due 01/20/31	100,000	75,160
2.100% due 03/22/28	60,000	50,679
2.355% due 03/15/32	350,000	268,735
2.550% due 03/21/31	140,000	111,923
2.650% due 11/20/40	450,000	294,345
2.850% due 09/03/41	45,000	30,130
2.875% due 11/20/50	100,000	61,421
2.987% due 10/30/56	383,000	228,719
3.000% due 11/20/60	90,000	52,522
3.150% due 03/22/30	500,000	426,037
3.376% due 02/15/25	200,000	193,829
3.400% due 03/22/41	580,000	424,860
3.550% due 03/22/51	55,000	38,796
3.700% due 03/22/61	45,000	30,643
4.000% due 03/22/50	250,000	191,638
4.125% due 03/16/27	300,000	286,831
4.272% due 01/15/36	57,000	48,764
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	300,000	282,748
5.000% due 05/30/38	40,000	34,449
5.125% due 06/19/59	100,000	81,380
5.250% due 05/30/48	75,000	62,320
6.150% due 02/27/37	150,000	142,000
7.875% due 02/15/30	50,000	54,757
Walt Disney Co.
1.750% due 08/30/24	50,000	47,322
1.750% due 01/13/26	70,000	63,449
2.000% due 09/01/29	35,000	28,652
2.200% due 01/13/28	350,000	305,173
2.650% due 01/13/31	310,000	257,056
2.750% due 09/01/49	45,000	28,676
3.375% due 11/15/26	200,000	188,366
3.600% due 01/13/51	200,000	148,876
4.700% due 03/23/50	200,000	178,601
5.400% due 10/01/43	100,000	95,944
6.400% due 12/15/35	39,000	41,545
6.650% due 11/15/37	150,000	164,074

	Principal Amount	Value
Weibo Corp. (China) 3.375% due 07/08/30	$ 200,000	$ 147,041

		24,265,835

Consumer, Cyclical - 1.5%
Advance Auto Parts, Inc. 1.750% due 10/01/27	20,000	16,525
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	111,300	97,027
American Honda Finance Corp.
0.750% due 08/09/24	65,000	60,462
1.200% due 07/08/25	50,000	45,287
1.500% due 01/13/25	150,000	139,393
2.000% due 03/24/28	45,000	38,238
2.250% due 01/12/29	150,000	126,255
2.900% due 02/16/24	250,000	243,883
3.625% due 10/10/23	25,000	24,796
Aptiv PLC
3.100% due 12/01/51	200,000	112,395
4.400% due 10/01/46	100,000	73,598
AutoNation, Inc. 4.500% due 10/01/25	100,000	96,898
AutoZone, Inc.
1.650% due 01/15/31	85,000	63,256
3.750% due 06/01/27	100,000	94,022
Best Buy Co., Inc. 4.450% due 10/01/28	50,000	46,782
BorgWarner, Inc. 2.650% due 07/01/27	25,000	21,823
Choice Hotels International, Inc. 3.700% due 12/01/29	25,000	21,105
Continental Airlines Pass-Through Trust Class A 4.000% due 10/29/24	17,288	16,346
Costco Wholesale Corp.
1.375% due 06/20/27	200,000	172,861
1.750% due 04/20/32	200,000	154,557
Cummins, Inc.
0.750% due 09/01/25	35,000	31,465
1.500% due 09/01/30	100,000	77,173
2.600% due 09/01/50	100,000	62,829
Darden Restaurants, Inc. 3.850% due 05/01/27	130,000	121,891
Delta Air Lines Pass- Through Trust Class AA
2.000% due 12/10/29	44,021	37,394
3.204% due 04/25/24	25,000	24,176
Dick’s Sporting Goods, Inc. 3.150% due 01/15/32	300,000	228,926
Dollar General Corp.
3.875% due 04/15/27	50,000	47,326
4.150% due 11/01/25	25,000	24,265
Dollar Tree, Inc.
2.650% due 12/01/31	100,000	78,501
4.200% due 05/15/28	45,000	42,005
DR Horton, Inc. 1.300% due 10/15/26	85,000	71,262
General Motors Co.
4.200% due 10/01/27	50,000	45,855
5.400% due 10/15/29	250,000	230,834
5.400% due 04/01/48	50,000	39,142
6.125% due 10/01/25	250,000	250,334
6.250% due 10/02/43	100,000	87,125
6.750% due 04/01/46	25,000	22,825
General Motors Financial Co., Inc.
1.250% due 01/08/26	500,000	430,258
2.700% due 06/10/31	100,000	73,556
3.500% due 11/07/24	100,000	95,887
3.600% due 06/21/30	350,000	283,919
3.950% due 04/13/24	100,000	97,602

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
4.000% due 10/06/26	$ 50,000	$ 46,308
4.300% due 04/06/29	100,000	87,020
5.000% due 04/09/27	60,000	56,949
Hasbro, Inc.
3.500% due 09/15/27	30,000	27,368
3.900% due 11/19/29	100,000	87,605
Home Depot, Inc.
1.375% due 03/15/31	300,000	226,125
2.125% due 09/15/26	100,000	90,799
2.375% due 03/15/51	200,000	117,588
2.700% due 04/15/30	300,000	256,688
3.000% due 04/01/26	25,000	23,646
3.250% due 04/15/32	65,000	56,369
3.350% due 09/15/25	45,000	43,467
3.500% due 09/15/56	55,000	38,955
3.900% due 12/06/28	40,000	38,050
4.200% due 04/01/43	300,000	252,401
4.500% due 12/06/48	100,000	87,783
5.875% due 12/16/36	75,000	77,963
Honda Motor Co. Ltd. (Japan) 2.271% due 03/10/25	250,000	235,564
Hyatt Hotels Corp. 4.850% due 03/15/26	25,000	24,333
JetBlue Pass-Through Trust A 4.000% due 11/15/32	13,528	12,061
Kohl’s Corp. 5.550% due 07/17/45	50,000	30,006
Lear Corp.
2.600% due 01/15/32	100,000	74,154
3.550% due 01/15/52	100,000	59,656
Leggett & Platt, Inc. 3.800% due 11/15/24	50,000	48,651
Lowe’s Cos., Inc.
1.300% due 04/15/28	20,000	16,167
1.700% due 09/15/28	25,000	20,441
1.700% due 10/15/30	20,000	15,110
2.625% due 04/01/31	100,000	80,555
2.800% due 09/15/41	50,000	31,961
3.000% due 10/15/50	15,000	9,224
3.500% due 04/01/51	50,000	33,184
3.650% due 04/05/29	35,000	31,574
3.700% due 04/15/46	250,000	179,468
3.750% due 04/01/32	200,000	173,268
4.250% due 04/01/52	50,000	38,346
4.500% due 04/15/30	250,000	234,093
Magna International, Inc. (Canada) 4.150% due 10/01/25	25,000	24,407
Marriott International, Inc.
2.750% due 10/15/33	150,000	109,122
3.125% due 06/15/26	200,000	184,728
3.500% due 10/15/32	40,000	32,240
McDonald’s Corp.
3.375% due 05/26/25	100,000	96,166
3.500% due 03/01/27	50,000	47,425
3.500% due 07/01/27	300,000	280,636
3.600% due 07/01/30	100,000	90,082
3.700% due 02/15/42	200,000	152,141
3.800% due 04/01/28	25,000	23,527
4.200% due 04/01/50	150,000	120,593
4.450% due 09/01/48	10,000	8,369
4.875% due 07/15/40	10,000	8,983
Mercedes-Benz Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	59,660
NIKE, Inc.
2.850% due 03/27/30	350,000	304,420
3.375% due 11/01/46	200,000	151,057
3.625% due 05/01/43	25,000	19,553
O’Reilly Automotive, Inc.
4.350% due 06/01/28	100,000	95,373
4.700% due 06/15/32	50,000	46,882

	Principal Amount	Value
PACCAR Financial Corp.
1.100% due 05/11/26	$ 70,000	$ 61,719
2.000% due 02/04/27	70,000	62,865
3.150% due 06/13/24	30,000	29,291
3.550% due 08/11/25	100,000	97,165
PulteGroup, Inc. 5.500% due 03/01/26	200,000	197,526
Ralph Lauren Corp. 3.750% due 09/15/25	50,000	48,619
Ross Stores, Inc.
0.875% due 04/15/26	100,000	86,330
1.875% due 04/15/31	100,000	74,681
Southwest Airlines Co. 5.250% due 05/04/25	180,000	180,025
Starbucks Corp.
2.450% due 06/15/26	50,000	45,910
3.500% due 03/01/28	100,000	92,851
3.500% due 11/15/50	200,000	140,388
3.550% due 08/15/29	100,000	90,986
3.750% due 12/01/47	35,000	25,856
4.300% due 06/15/45	35,000	28,353
4.450% due 08/15/49	100,000	81,922
Tapestry, Inc. 4.125% due 07/15/27	23,000	21,301
Target Corp.
1.950% due 01/15/27	250,000	224,684
2.250% due 04/15/25	150,000	141,626
2.950% due 01/15/52	200,000	135,072
3.375% due 04/15/29	100,000	91,565
Toyota Motor Credit Corp.
0.500% due 06/18/24	200,000	186,485
0.800% due 10/16/25	50,000	44,378
1.125% due 06/18/26	200,000	175,190
1.150% due 08/13/27	120,000	100,583
1.800% due 02/13/25	50,000	46,689
1.900% due 04/06/28	100,000	85,186
2.150% due 02/13/30	100,000	82,203
3.050% due 03/22/27	200,000	184,417
3.200% due 01/11/27	100,000	93,186
3.350% due 01/08/24	100,000	98,601
3.950% due 06/30/25	175,000	170,949
United Airlines Pass-Through Trust Class A
2.875% due 10/07/28	114,318	99,075
3.100% due 01/07/30	36,809	31,282
4.000% due 04/11/26	65,863	60,317
5.875% due 10/15/27	73,675	71,179
Walgreens Boots Alliance, Inc.
0.950% due 11/17/23	250,000	239,475
3.450% due 06/01/26	30,000	28,265
Walmart, Inc.
1.050% due 09/17/26	150,000	131,077
1.800% due 09/22/31	300,000	238,859
2.500% due 09/22/41	250,000	174,676
2.650% due 12/15/24	100,000	96,903
2.650% due 09/22/51	200,000	134,912
2.850% due 07/08/24	90,000	87,492
3.050% due 07/08/26	65,000	62,062
3.250% due 07/08/29	80,000	73,244
3.300% due 04/22/24	300,000	294,856
Warnermedia Holdings, Inc.
3.638% due 03/15/25 ~	300,000	284,379
4.279% due 03/15/32 ~	300,000	247,190
5.050% due 03/15/42 ~	300,000	224,999
5.141% due 03/15/52 ~	400,000	291,491
Whirlpool Corp.
2.400% due 05/15/31	5,000	3,844
4.600% due 05/15/50	50,000	37,552
4.700% due 05/14/32	30,000	27,304
4.750% due 02/26/29	60,000	56,397
WW Grainger, Inc.
1.850% due 02/15/25	25,000	23,458
3.750% due 05/15/46	50,000	39,238
4.600% due 06/15/45	20,000	18,079

		15,292,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 4.0%
Abbott Laboratories
2.950% due 03/15/25	$100,000	$96,316
3.400% due 11/30/23	70,000	69,182
3.750% due 11/30/26	227,000	220,429
4.750% due 11/30/36	100,000	97,741
4.900% due 11/30/46	100,000	96,120
6.150% due 11/30/37	25,000	27,485
AbbVie, Inc.
2.600% due 11/21/24	80,000	76,190
2.950% due 11/21/26	455,000	417,297
3.200% due 05/14/26	100,000	93,599
3.200% due 11/21/29	175,000	153,345
3.600% due 05/14/25	175,000	168,143
3.800% due 03/15/25	70,000	67,859
4.050% due 11/21/39	70,000	56,507
4.250% due 11/21/49	300,000	241,214
4.300% due 05/14/36	50,000	43,478
4.400% due 11/06/42	125,000	104,077
4.500% due 05/14/35	160,000	142,685
4.625% due 10/01/42	100,000	85,126
4.700% due 05/14/45	50,000	42,442
4.750% due 03/15/45	330,000	284,296
Adventist Health System 3.630% due 03/01/49	15,000	11,111
Advocate Health & Hospitals Corp. 3.387% due 10/15/49	50,000	37,004
Aetna, Inc.
3.500% due 11/15/24	100,000	97,264
3.875% due 08/15/47	30,000	22,161
4.125% due 11/15/42	100,000	77,182
Altria Group, Inc.
2.350% due 05/06/25	75,000	69,548
3.400% due 05/06/30	50,000	40,550
3.400% due 02/04/41	250,000	158,155
4.400% due 02/14/26	13,000	12,523
4.450% due 05/06/50	75,000	50,268
4.500% due 05/02/43	100,000	70,689
4.800% due 02/14/29	300,000	277,248
5.800% due 02/14/39	65,000	56,915
5.950% due 02/14/49	75,000	62,306
AmerisourceBergen Corp.
3.400% due 05/15/24	100,000	97,935
3.450% due 12/15/27	50,000	46,223
Amgen, Inc.
1.900% due 02/21/25	35,000	32,667
2.200% due 02/21/27	35,000	31,127
2.300% due 02/25/31	200,000	159,420
2.450% due 02/21/30	50,000	41,308
2.770% due 09/01/53	311,000	182,038
3.200% due 11/02/27	50,000	45,925
3.350% due 02/22/32	145,000	123,966
3.375% due 02/21/50	250,000	170,852
3.625% due 05/22/24	100,000	98,318
4.200% due 03/01/33	200,000	181,267
4.400% due 05/01/45	100,000	81,877
5.150% due 11/15/41	174,000	159,583
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.700% due 02/01/36	525,000	473,746
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.625% due 02/01/44	300,000	249,658
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	350,000	312,983
3.750% due 07/15/42	100,000	76,220
4.000% due 04/13/28	80,000	76,121
4.375% due 04/15/38	35,000	29,967

	Principal Amount	Value
4.439% due 10/06/48	$ 200,000	$ 162,864
4.500% due 06/01/50	250,000	206,471
4.600% due 04/15/48	50,000	41,553
4.750% due 01/23/29	55,000	53,635
4.750% due 04/15/58	100,000	82,326
4.900% due 01/23/31	65,000	63,954
5.450% due 01/23/39	65,000	62,118
5.550% due 01/23/49	100,000	94,325
5.800% due 01/23/59	45,000	43,136
Archer-Daniels-Midland Co.
2.700% due 09/15/51	250,000	165,373
2.900% due 03/01/32	45,000	38,088
Ascension Health 3.945% due 11/15/46	70,000	58,584
Astrazeneca Finance LLC (United Kingdom)
0.700% due 05/28/24	500,000	468,708
1.200% due 05/28/26	35,000	30,709
2.250% due 05/28/31	20,000	16,284
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	231,988
3.000% due 05/28/51	15,000	10,440
3.125% due 06/12/27	100,000	92,782
3.375% due 11/16/25	100,000	95,470
4.000% due 09/18/42	25,000	20,986
4.375% due 11/16/45	25,000	21,795
6.450% due 09/15/37	100,000	108,255
Automatic Data Processing, Inc.
1.250% due 09/01/30	40,000	30,819
1.700% due 05/15/28	40,000	34,275
3.375% due 09/15/25	25,000	24,271
Avery Dennison Corp. 2.650% due 04/30/30	30,000	24,019
Banner Health
1.897% due 01/01/31	40,000	30,744
2.913% due 01/01/51	50,000	32,713
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	325,000	259,008
2.726% due 03/25/31	250,000	186,422
2.789% due 09/06/24	35,000	33,304
3.215% due 09/06/26	50,000	44,733
3.222% due 08/15/24	100,000	96,309
3.462% due 09/06/29	50,000	40,772
3.557% due 08/15/27	100,000	87,950
4.390% due 08/15/37	70,000	50,042
4.700% due 04/02/27	200,000	186,903
4.758% due 09/06/49	50,000	34,195
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	21,638
Baxalta, Inc.
4.000% due 06/23/25	15,000	14,571
5.250% due 06/23/45	9,000	8,299
Baxter International, Inc.
1.322% due 11/29/24	400,000	369,636
1.915% due 02/01/27	100,000	87,151
2.539% due 02/01/32	100,000	77,909
3.950% due 04/01/30	150,000	134,632
Baylor Scott & White Holdings 2.839% due 11/15/50	200,000	129,878
Becton Dickinson & Co.
2.823% due 05/20/30	70,000	58,681
3.363% due 06/06/24	23,000	22,368
3.734% due 12/15/24	36,000	34,801
3.794% due 05/20/50	350,000	262,744
4.669% due 06/06/47	50,000	43,090
Bestfoods 7.250% due 12/15/26	200,000	218,970
Biogen, Inc.
2.250% due 05/01/30	55,000	43,400
3.150% due 05/01/50	440,000	284,716
Boston Scientific Corp.
2.650% due 06/01/30	350,000	290,928
4.550% due 03/01/39	50,000	43,443
4.700% due 03/01/49	70,000	61,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Bristol-Myers Squibb Co.
0.537% due 11/13/23	$35,000	$33,544
0.750% due 11/13/25	50,000	44,426
1.125% due 11/13/27	50,000	41,841
1.450% due 11/13/30	280,000	216,366
2.350% due 11/13/40	20,000	13,394
2.550% due 11/13/50	30,000	18,576
2.950% due 03/15/32	50,000	42,808
3.200% due 06/15/26	50,000	47,372
3.250% due 08/01/42	100,000	74,671
3.400% due 07/26/29	118,000	107,125
3.700% due 03/15/52	70,000	53,837
3.900% due 02/20/28	100,000	95,377
3.900% due 03/15/62	250,000	189,524
4.125% due 06/15/39	35,000	30,690
4.250% due 10/26/49	365,000	306,516
4.350% due 11/15/47	50,000	42,810
Brown-Forman Corp. 4.500% due 07/15/45	40,000	34,667
Bunge Ltd. Finance Corp.
2.750% due 05/14/31	100,000	78,785
3.250% due 08/15/26	20,000	18,410
3.750% due 09/25/27	30,000	27,526
California Institute of Technology 3.650% due 09/01/19	20,000	12,543
Campbell Soup Co.
4.150% due 03/15/28	100,000	94,018
4.800% due 03/15/48	20,000	16,874
Cardinal Health, Inc.
3.079% due 06/15/24	50,000	48,334
3.410% due 06/15/27	100,000	92,551
3.750% due 09/15/25	50,000	48,336
4.368% due 06/15/47	50,000	38,342
4.900% due 09/15/45	50,000	41,153
Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	156,151
Church & Dwight Co., Inc.
2.300% due 12/15/31	40,000	31,457
5.000% due 06/15/52	100,000	92,461
Cigna Corp.
0.613% due 03/15/24	40,000	37,682
1.250% due 03/15/26	65,000	57,002
2.375% due 03/15/31	60,000	47,801
2.400% due 03/15/30	120,000	97,903
3.050% due 10/15/27	30,000	26,932
3.200% due 03/15/40	85,000	61,286
3.400% due 03/15/50	65,000	44,088
3.400% due 03/15/51	40,000	27,356
3.875% due 10/15/47	50,000	36,786
4.125% due 11/15/25	45,000	43,754
4.375% due 10/15/28	80,000	75,620
4.800% due 08/15/38	60,000	53,326
4.900% due 12/15/48	555,000	480,615
Cintas Corp. No. 2
3.450% due 05/01/25	25,000	24,165
3.700% due 04/01/27	50,000	47,460
Coca-Cola Co.
1.375% due 03/15/31	200,000	152,882
1.500% due 03/05/28	60,000	51,315
2.000% due 03/05/31	65,000	52,486
2.125% due 09/06/29	100,000	84,377
2.250% due 01/05/32	100,000	81,436
2.875% due 05/05/41	100,000	74,078
3.000% due 03/05/51	415,000	290,986
Colgate-Palmolive Co.
3.100% due 08/15/27	50,000	47,041
3.700% due 08/01/47	100,000	83,025
CommonSpirit Health 4.350% due 11/01/42	150,000	118,544

	Principal Amount	Value
Conagra Brands, Inc.
4.300% due 05/01/24	$ 15,000	$ 14,771
4.600% due 11/01/25	35,000	34,217
4.850% due 11/01/28	45,000	42,522
5.300% due 11/01/38	50,000	44,020
5.400% due 11/01/48	40,000	34,590
Constellation Brands, Inc.
2.250% due 08/01/31	160,000	123,091
3.500% due 05/09/27	15,000	13,884
4.350% due 05/09/27	150,000	144,106
4.400% due 11/15/25	35,000	34,305
4.650% due 11/15/28	30,000	28,364
5.250% due 11/15/48	30,000	26,989
CVS Health Corp.
1.300% due 08/21/27	335,000	279,515
1.750% due 08/21/30	200,000	153,292
2.625% due 08/15/24	30,000	28,804
2.700% due 08/21/40	65,000	42,819
2.875% due 06/01/26	100,000	92,702
3.000% due 08/15/26	35,000	32,337
3.250% due 08/15/29	65,000	56,942
3.750% due 04/01/30	100,000	89,079
3.875% due 07/20/25	200,000	194,115
4.100% due 03/25/25	37,000	36,242
4.125% due 04/01/40	300,000	239,473
4.250% due 04/01/50	200,000	157,084
4.300% due 03/25/28	72,000	68,034
4.780% due 03/25/38	95,000	83,471
5.125% due 07/20/45	105,000	92,179
5.300% due 12/05/43	200,000	180,880
Danaher Corp.
2.600% due 10/01/50	125,000	77,224
2.800% due 12/10/51	100,000	64,630
3.350% due 09/15/25	30,000	28,795
4.375% due 09/15/45	30,000	25,093
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	280,971
3.875% due 04/29/43	100,000	80,778
Dignity Health 5.267% due 11/01/64	100,000	85,445
Elevance Health, Inc.
2.550% due 03/15/31	100,000	80,784
3.350% due 12/01/24	400,000	385,019
3.600% due 03/15/51	30,000	21,475
3.650% due 12/01/27	30,000	27,980
4.375% due 12/01/47	30,000	24,903
4.625% due 05/15/42	100,000	86,599
4.650% due 01/15/43	50,000	43,279
Eli Lilly & Co.
2.250% due 05/15/50	200,000	124,153
3.375% due 03/15/29	27,000	25,022
Equifax, Inc.
2.350% due 09/15/31	150,000	112,933
2.600% due 12/01/24	25,000	23,762
Estee Lauder Cos., Inc.
1.950% due 03/15/31	45,000	35,771
2.000% due 12/01/24	10,000	9,553
2.375% due 12/01/29	10,000	8,461
3.125% due 12/01/49	15,000	10,602
3.150% due 03/15/27	50,000	46,909
4.150% due 03/15/47	30,000	25,182
Flowers Foods, Inc. 2.400% due 03/15/31	45,000	35,309
Fomento Economico Mexicano SAB de CV (Mexico) 3.500% due 01/16/50	150,000	103,130
General Mills, Inc.
2.250% due 10/14/31	50,000	39,191
3.000% due 02/01/51	60,000	39,076
3.200% due 02/10/27	100,000	93,145
4.200% due 04/17/28	50,000	47,663
George Washington University 4.300% due 09/15/44	50,000	42,684

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Georgetown University 2.943% due 04/01/50	$ 25,000	$ 16,572
Gilead Sciences, Inc.
1.200% due 10/01/27	45,000	37,146
1.650% due 10/01/30	40,000	30,731
2.600% due 10/01/40	450,000	298,233
2.800% due 10/01/50	100,000	61,965
2.950% due 03/01/27	100,000	91,280
3.650% due 03/01/26	100,000	95,150
4.150% due 03/01/47	75,000	59,756
4.600% due 09/01/35	45,000	40,780
4.750% due 03/01/46	50,000	43,677
GlaxoSmithKline Capital PLC (United Kingdom)
0.534% due 10/01/23	125,000	120,024
3.375% due 06/01/29	250,000	227,789
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.625% due 05/15/25	85,000	82,744
6.375% due 05/15/38	100,000	109,048
Global Payments, Inc. 5.400% due 08/15/32	200,000	185,934
GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/27 ~	250,000	227,005
3.625% due 03/24/32 ~	250,000	212,354
Hackensack Meridian Health, Inc. 4.500% due 07/01/57	100,000	87,994
HCA, Inc.
3.125% due 03/15/27 ~	45,000	39,901
3.500% due 07/15/51	350,000	217,455
3.625% due 03/15/32 ~	100,000	81,043
4.125% due 06/15/29	35,000	30,741
4.500% due 02/15/27	60,000	56,095
4.625% due 03/15/52 ~	25,000	18,832
5.125% due 06/15/39	50,000	42,080
5.250% due 04/15/25	70,000	68,645
5.250% due 06/15/26	75,000	72,560
5.250% due 06/15/49	100,000	81,557
5.500% due 06/15/47	75,000	63,577
Hershey Co. 2.300% due 08/15/26	50,000	45,685
Hormel Foods Corp.
0.650% due 06/03/24	20,000	18,716
1.700% due 06/03/28	35,000	29,837
3.050% due 06/03/51	25,000	17,305
Humana, Inc.
3.700% due 03/23/29	85,000	76,307
3.850% due 10/01/24	100,000	97,570
4.625% due 12/01/42	100,000	85,855
Ingredion, Inc. 3.200% due 10/01/26	100,000	92,350
J M Smucker Co.
2.375% due 03/15/30	65,000	52,468
2.750% due 09/15/41	100,000	64,257
3.550% due 03/15/50	50,000	33,752
Johns Hopkins Health System Corp. 3.837% due 05/15/46	50,000	39,668
Johnson & Johnson
0.550% due 09/01/25	400,000	357,377
1.300% due 09/01/30	70,000	55,762
2.100% due 09/01/40	65,000	43,428
2.250% due 09/01/50	100,000	61,961
2.450% due 03/01/26	50,000	46,725
3.400% due 01/15/38	50,000	41,705
3.500% due 01/15/48	65,000	51,748
3.550% due 03/01/36	25,000	21,551
3.625% due 03/03/37	132,000	114,340
3.700% due 03/01/46	25,000	20,504
3.750% due 03/03/47	50,000	41,125
4.850% due 05/15/41	50,000	47,978
5.950% due 08/15/37	100,000	107,706
Kaiser Foundation Hospitals
2.810% due 06/01/41	65,000	45,524
3.002% due 06/01/51	70,000	46,532

	Principal Amount	Value
3.150% due 05/01/27	$ 225,000	$ 208,770
4.150% due 05/01/47	20,000	16,786
Kellogg Co.
3.400% due 11/15/27	100,000	91,960
4.300% due 05/15/28	100,000	94,946
Keurig Dr Pepper, Inc.
2.550% due 09/15/26	50,000	45,165
3.130% due 12/15/23	50,000	49,121
3.430% due 06/15/27	35,000	32,390
4.420% due 12/15/46	250,000	199,649
Kimberly-Clark Corp.
1.050% due 09/15/27	25,000	21,048
2.000% due 11/02/31	100,000	78,795
3.050% due 08/15/25	50,000	47,818
3.950% due 11/01/28	10,000	9,493
6.625% due 08/01/37	100,000	111,501
Kraft Heinz Foods Co.
3.875% due 05/15/27	250,000	233,937
4.375% due 06/01/46	250,000	194,885
Kroger Co.
3.500% due 02/01/26	50,000	47,491
3.950% due 01/15/50	100,000	76,574
4.650% due 01/15/48	100,000	85,170
5.150% due 08/01/43	25,000	22,498
Laboratory Corp. of America Holdings
1.550% due 06/01/26	70,000	61,411
2.700% due 06/01/31	100,000	80,855
3.600% due 09/01/27	100,000	93,253
4.700% due 02/01/45	50,000	41,474
Leland Stanford Junior University 3.647% due 05/01/48	125,000	105,381
Mass General Brigham, Inc. 3.342% due 07/01/60	30,000	20,065
Massachusetts Institute of Technology
3.067% due 04/01/52	100,000	72,684
5.600% due 07/01/11	100,000	100,644
Mayo Clinic 3.196% due 11/15/61	100,000	65,214
McCormick & Co., Inc.
0.900% due 02/15/26	95,000	82,482
3.400% due 08/15/27	50,000	46,028
McKesson Corp. 1.300% due 08/15/26	165,000	142,652
Mead Johnson Nutrition Co. (United Kingdom) 4.600% due 06/01/44	200,000	178,840
Medtronic, Inc. 4.625% due 03/15/45	65,000	58,810
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	37,072
Merck & Co., Inc.
0.750% due 02/24/26	350,000	307,130
1.700% due 06/10/27	50,000	43,726
2.150% due 12/10/31	50,000	40,360
3.400% due 03/07/29	200,000	183,623
3.600% due 09/15/42	300,000	236,403
4.150% due 05/18/43	100,000	84,995
Molson Coors Beverage Co.
4.200% due 07/15/46	40,000	29,760
5.000% due 05/01/42	100,000	84,543
Mondelez International, Inc.
1.500% due 02/04/31	40,000	29,413
1.875% due 10/15/32	300,000	218,538
2.625% due 09/04/50	25,000	14,858
Moody’s Corp.
2.000% due 08/19/31	100,000	76,264
2.550% due 08/18/60	50,000	27,274
2.750% due 08/19/41	100,000	66,623
4.875% due 02/15/24	50,000	50,154
4.875% due 12/17/48	50,000	44,407
Mount Sinai Hospitals Group, Inc. 3.981% due 07/01/48	50,000	40,473

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
New York & Presbyterian Hospital 3.954% due 08/01/19	$35,000	$23,697
Northwell Healthcare, Inc. 3.809% due 11/01/49	100,000	76,059
Northwestern University 3.662% due 12/01/57	25,000	19,365
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25	100,000	95,169
3.100% due 05/17/27	30,000	28,182
3.400% due 05/06/24	150,000	147,487
4.000% due 11/20/45	100,000	84,746
NYU Langone Hospitals 4.368% due 07/01/47	25,000	20,516
OhioHealth Corp. 2.297% due 11/15/31	100,000	78,565
PayPal Holdings, Inc.
1.650% due 06/01/25	315,000	290,329
2.300% due 06/01/30	55,000	44,801
3.250% due 06/01/50	65,000	44,095
4.400% due 06/01/32	100,000	93,298
5.050% due 06/01/52	100,000	89,387
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	13,389
PepsiCo, Inc.
1.625% due 05/01/30	60,000	48,182
1.950% due 10/21/31	75,000	59,784
2.375% due 10/06/26	55,000	50,586
2.750% due 04/30/25	100,000	95,650
2.750% due 03/19/30	500,000	433,780
3.450% due 10/06/46	60,000	47,220
3.500% due 07/17/25	50,000	48,722
3.600% due 03/01/24	71,000	70,280
4.200% due 07/18/52	55,000	48,786
PerkinElmer, Inc.
2.550% due 03/15/31	85,000	66,180
3.300% due 09/15/29	30,000	25,285
Pfizer, Inc.
0.800% due 05/28/25	30,000	27,275
1.700% due 05/28/30	350,000	280,041
1.750% due 08/18/31	100,000	78,153
2.550% due 05/28/40	25,000	17,665
2.625% due 04/01/30	250,000	215,162
2.700% due 05/28/50	25,000	16,946
3.000% due 12/15/26	100,000	94,094
3.400% due 05/15/24	150,000	147,428
3.600% due 09/15/28	100,000	93,902
3.900% due 03/15/39	25,000	21,495
4.100% due 09/15/38	50,000	43,686
4.200% due 09/15/48	35,000	30,878
Philip Morris International, Inc.
0.875% due 05/01/26	100,000	86,012
1.750% due 11/01/30	100,000	73,194
3.250% due 11/10/24	125,000	120,951
3.375% due 08/11/25	50,000	47,866
4.250% due 11/10/44	30,000	21,079
4.500% due 03/20/42	200,000	146,918
6.375% due 05/16/38	100,000	94,963
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	97,578
Procter & Gamble Co.
0.550% due 10/29/25	50,000	44,545
1.000% due 04/23/26	250,000	222,858
1.200% due 10/29/30	50,000	38,666
3.000% due 03/25/30	300,000	269,082
Providence St Joseph Health Obligated Group
2.700% due 10/01/51	75,000	45,228
3.930% due 10/01/48	35,000	27,589
Quanta Services, Inc.
0.950% due 10/01/24	15,000	13,709
2.350% due 01/15/32	25,000	18,428
3.050% due 10/01/41	30,000	19,124

	Principal Amount	Value
Quest Diagnostics, Inc.
2.800% due 06/30/31	$ 70,000	$ 56,534
2.950% due 06/30/30	55,000	46,055
RELX Capital, Inc. (United Kingdom) 4.000% due 03/18/29	100,000	91,972
Reynolds American, Inc. (United Kingdom) 6.150% due 09/15/43	300,000	251,133
Royalty Pharma PLC
2.150% due 09/02/31	55,000	40,570
3.300% due 09/02/40	300,000	201,926
3.350% due 09/02/51	60,000	36,310
RWJ Barnabas Health, Inc. 3.477% due 07/01/49	25,000	18,281
S&P Global, Inc.
2.450% due 03/01/27 ~	250,000	224,445
2.700% due 03/01/29 ~	200,000	173,217
3.900% due 03/01/62 ~	250,000	189,778
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	230,819
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	187,578
Stanford Health Care 3.027% due 08/15/51	30,000	19,930
Stryker Corp.
1.150% due 06/15/25	250,000	225,789
4.100% due 04/01/43	100,000	80,231
Sutter Health
2.294% due 08/15/30	55,000	44,395
3.361% due 08/15/50	55,000	38,299
Sysco Corp.
2.450% due 12/14/31	105,000	82,313
3.150% due 12/14/51	125,000	79,359
3.250% due 07/15/27	50,000	45,494
3.750% due 10/01/25	25,000	24,087
4.450% due 03/15/48	50,000	40,789
4.500% due 04/01/46	25,000	20,690
4.850% due 10/01/45	15,000	12,795
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50	250,000	166,572
4.400% due 11/26/23	100,000	99,418
5.000% due 11/26/28	100,000	96,939
Thermo Fisher Scientific, Inc.
1.215% due 10/18/24	250,000	232,698
1.750% due 10/15/28	20,000	16,750
2.000% due 10/15/31	35,000	27,623
2.800% due 10/15/41	320,000	224,645
5.300% due 02/01/44	100,000	98,265
Toledo Hospital 5.750% due 11/15/38	50,000	45,668
Trustees of Princeton University 5.700% due 03/01/39	50,000	54,043
Tyson Foods, Inc.
3.550% due 06/02/27	350,000	324,779
4.000% due 03/01/26	15,000	14,404
4.350% due 03/01/29	20,000	18,898
5.100% due 09/28/48	10,000	8,923
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31	140,000	108,110
5.900% due 11/15/32	50,000	53,238
UnitedHealth Group, Inc.
0.550% due 05/15/24	35,000	32,850
1.150% due 05/15/26	50,000	44,308
2.000% due 05/15/30	405,000	326,399
2.300% due 05/15/31	50,000	40,318
2.375% due 08/15/24	70,000	67,297
2.875% due 08/15/29	75,000	65,480
2.900% due 05/15/50	300,000	197,920
3.050% due 05/15/41	50,000	36,440
3.250% due 05/15/51	50,000	34,847
3.500% due 02/15/24	20,000	19,703
3.500% due 08/15/39	60,000	47,293
3.700% due 12/15/25	20,000	19,384
3.700% due 08/15/49	65,000	49,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.750% due 07/15/25	$ 75,000	$ 72,969
3.850% due 06/15/28	100,000	94,143
3.875% due 12/15/28	25,000	23,470
3.875% due 08/15/59	100,000	74,776
4.200% due 05/15/32	65,000	60,432
4.250% due 06/15/48	50,000	41,575
4.450% due 12/15/48	25,000	21,398
4.750% due 07/15/45	50,000	44,443
6.875% due 02/15/38	250,000	277,545
University of Chicago 2.761% due 04/01/45	10,000	7,520
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	38,907
University of Southern California
2.805% due 10/01/50	50,000	34,440
3.028% due 10/01/39	50,000	38,624
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	100,000	91,287
Viatris, Inc. 3.850% due 06/22/40	400,000	250,129
Wyeth LLC
5.950% due 04/01/37	50,000	52,722
6.500% due 02/01/34	100,000	110,246
Zimmer Biomet Holdings, Inc. 2.600% due 11/24/31	100,000	78,027

		40,801,953

Energy - 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.337% due 12/15/27	100,000	90,064
4.080% due 12/15/47	50,000	37,151
5.125% due 09/15/40	50,000	44,022
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	99,050
BP Capital Markets America, Inc.
1.749% due 08/10/30	130,000	101,236
2.772% due 11/10/50	130,000	80,995
3.000% due 02/24/50	150,000	97,728
3.001% due 03/17/52	50,000	32,153
3.119% due 05/04/26	25,000	23,402
3.588% due 04/14/27	100,000	93,776
4.234% due 11/06/28	400,000	375,949
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	300,000	273,799
3.800% due 04/15/24	43,000	42,060
3.850% due 06/01/27	50,000	46,254
4.950% due 06/01/47	25,000	21,334
6.750% due 02/01/39	90,000	90,992
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32	65,000	50,190
3.750% due 02/15/52	225,000	153,012
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	60,000	52,118
5.125% due 06/30/27	300,000	290,834
Chevron Corp.
1.554% due 05/11/25	35,000	32,377
1.995% due 05/11/27	350,000	310,605
2.236% due 05/11/30	25,000	20,910
2.954% due 05/16/26	100,000	94,198
3.326% due 11/17/25	50,000	47,950
Chevron USA, Inc. 3.850% due 01/15/28	50,000	47,563
ConocoPhillips Co.
3.758% due 03/15/42	250,000	202,102
3.758% due 03/15/42 ~	250,000	202,070
4.025% due 03/15/62 ~	200,000	151,841
4.025% due 03/15/62	200,000	151,833
6.950% due 04/15/29	100,000	109,837
Devon Energy Corp.
5.000% due 06/15/45	105,000	87,640
5.850% due 12/15/25	50,000	50,487

	Principal Amount	Value
Diamondback Energy, Inc.
3.125% due 03/24/31	$500,000	$406,310
3.500% due 12/01/29	100,000	86,448
4.250% due 03/15/52	60,000	43,952
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	53,976
Enbridge, Inc. (Canada)
1.600% due 10/04/26	55,000	47,521
2.500% due 01/15/25	50,000	46,993
2.500% due 08/01/33	100,000	75,073
3.400% due 08/01/51	70,000	47,116
3.700% due 07/15/27	100,000	92,811
4.500% due 06/10/44	150,000	119,996
Energy Transfer LP
2.900% due 05/15/25	40,000	37,329
3.750% due 05/15/30	310,000	262,860
3.900% due 07/15/26	100,000	93,320
4.050% due 03/15/25	100,000	95,979
4.200% due 04/15/27	100,000	92,621
4.400% due 03/15/27	200,000	186,688
4.900% due 02/01/24	100,000	99,519
5.250% due 04/15/29	25,000	23,544
5.300% due 04/15/47	100,000	80,046
5.950% due 10/01/43	100,000	86,990
6.125% due 12/15/45	200,000	175,953
6.500% due 02/01/42	100,000	93,335
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	86,241
4.150% due 10/16/28	50,000	46,534
4.200% due 01/31/50	450,000	344,953
4.250% due 02/15/48	25,000	19,352
4.800% due 02/01/49	50,000	41,296
5.375% due 02/15/78	300,000	225,693
6.125% due 10/15/39	115,000	112,760
6.875% due 03/01/33	150,000	159,834
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	103,982
3.250% due 11/18/49	200,000	143,972
3.950% due 05/15/43	300,000	245,034
Exxon Mobil Corp.
2.019% due 08/16/24	50,000	47,718
2.440% due 08/16/29	50,000	43,021
2.610% due 10/15/30	250,000	212,230
2.995% due 08/16/39	50,000	37,179
3.043% due 03/01/26	150,000	141,878
3.176% due 03/15/24	200,000	196,339
3.452% due 04/15/51	200,000	149,379
4.114% due 03/01/46	65,000	53,868
4.327% due 03/19/50	300,000	256,524
Halliburton Co.
3.800% due 11/15/25	6,000	5,785
4.850% due 11/15/35	50,000	43,731
5.000% due 11/15/45	342,000	284,974
7.450% due 09/15/39	25,000	26,806
Hess Corp.
4.300% due 04/01/27	50,000	47,104
5.600% due 02/15/41	50,000	43,859
5.800% due 04/01/47	50,000	44,762
7.125% due 03/15/33	50,000	52,418
Kinder Morgan Energy Partners LP 4.150% due 02/01/24	100,000	98,710
Kinder Morgan, Inc.
2.000% due 02/15/31	210,000	156,577
3.250% due 08/01/50	220,000	138,921
4.300% due 03/01/28	300,000	281,274
4.800% due 02/01/33	100,000	89,858
5.300% due 12/01/34	70,000	63,362
5.550% due 06/01/45	350,000	305,919
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	37,068
4.250% due 09/15/46	70,000	52,543
5.000% due 03/01/26	50,000	49,440

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Marathon Oil Corp.
4.400% due 07/15/27	$100,000	$93,523
5.200% due 06/01/45	50,000	41,973
Marathon Petroleum Corp.
3.800% due 04/01/28	30,000	26,886
4.500% due 04/01/48	25,000	19,045
5.125% due 12/15/26	50,000	49,227
6.500% due 03/01/41	100,000	99,313
MPLX LP
2.650% due 08/15/30	45,000	35,320
4.250% due 12/01/27	250,000	233,156
4.500% due 04/15/38	30,000	24,218
4.700% due 04/15/48	45,000	34,409
4.875% due 12/01/24	250,000	247,197
4.900% due 04/15/58	15,000	11,260
4.950% due 03/14/52	200,000	157,002
NOV, Inc. 3.950% due 12/01/42	100,000	66,785
ONEOK, Inc.
2.200% due 09/15/25	25,000	22,755
3.100% due 03/15/30	25,000	20,347
4.000% due 07/13/27	130,000	119,487
4.350% due 03/15/29	100,000	89,575
4.500% due 03/15/50	25,000	18,138
4.550% due 07/15/28	50,000	45,850
4.950% due 07/13/47	50,000	38,619
5.200% due 07/15/48	25,000	19,972
Phillips 66
0.900% due 02/15/24	35,000	33,167
1.300% due 02/15/26	20,000	17,490
3.300% due 03/15/52	100,000	65,655
4.650% due 11/15/34	200,000	179,261
Phillips 66 Co.
3.550% due 10/01/26 ~	50,000	46,670
4.900% due 10/01/46 ~	25,000	21,492
Pioneer Natural Resources Co. 2.150% due 01/15/31	385,000	297,157
Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/26	150,000	142,305
4.650% due 10/15/25	100,000	96,345
4.700% due 06/15/44	50,000	35,927
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	187,051
5.625% due 03/01/25	165,000	165,016
Schlumberger Investment SA
2.650% due 06/26/30	100,000	83,342
3.650% due 12/01/23	42,000	41,371
Shell International Finance BV (Netherlands)
2.500% due 09/12/26	50,000	45,676
2.750% due 04/06/30	85,000	72,652
2.875% due 05/10/26	100,000	93,250
2.875% due 11/26/41	200,000	140,515
3.000% due 11/26/51	200,000	132,982
3.250% due 05/11/25	100,000	96,157
3.250% due 04/06/50	100,000	70,549
3.625% due 08/21/42	100,000	77,266
3.750% due 09/12/46	50,000	38,192
4.000% due 05/10/46	100,000	79,852
4.125% due 05/11/35	263,000	231,174
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	18,477
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47	70,000	52,507
6.800% due 05/15/38	200,000	202,622
Targa Resources Corp.
5.200% due 07/01/27	85,000	81,897
6.250% due 07/01/52	200,000	182,232
TC PipeLines LP 3.900% due 05/25/27	20,000	18,752
Total Capital International SA (France)
2.434% due 01/10/25	50,000	47,514
2.829% due 01/10/30	50,000	43,116

	Principal Amount	Value
3.700% due 01/15/24	$ 200,000	$ 197,550
TotalEnergies Capital International SA (France)
3.127% due 05/29/50	100,000	69,359
3.461% due 07/12/49	50,000	36,633
TotalEnergies Capital SA (France) 3.883% due 10/11/28	25,000	23,474
TransCanada PipeLines Ltd. (Canada)
1.000% due 10/12/24	420,000	387,402
3.750% due 10/16/23	100,000	98,866
4.100% due 04/15/30	200,000	179,227
4.250% due 05/15/28	50,000	46,374
5.100% due 03/15/49	50,000	44,420
7.625% due 01/15/39	50,000	56,239
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30	25,000	21,169
3.950% due 05/15/50	250,000	185,267
4.000% due 03/15/28	50,000	45,943
4.450% due 08/01/42	150,000	123,035
Valero Energy Corp.
2.150% due 09/15/27	100,000	86,603
2.800% due 12/01/31	100,000	79,687
6.625% due 06/15/37	150,000	149,674
Williams Cos., Inc.
3.750% due 06/15/27	50,000	46,178
4.550% due 06/24/24	85,000	84,229
5.100% due 09/15/45	100,000	84,962
5.300% due 08/15/52	250,000	218,131
5.750% due 06/24/44	35,000	31,966
6.300% due 04/15/40	20,000	19,523

		17,412,409

Financial - 9.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.150% due 10/29/23	150,000	142,576
1.650% due 10/29/24	150,000	137,171
1.750% due 10/29/24	150,000	136,576
2.450% due 10/29/26	150,000	126,727
3.300% due 01/30/32	150,000	112,992
3.875% due 01/23/28	150,000	129,697
6.500% due 07/15/25	250,000	249,727
Affiliated Managers Group, Inc. 3.500% due 08/01/25	50,000	48,069
African Development Bank (Ivory Coast)
0.875% due 03/23/26	400,000	355,062
0.875% due 07/22/26	116,000	102,112
Air Lease Corp.
0.800% due 08/18/24	40,000	36,468
2.100% due 09/01/28	300,000	234,065
2.300% due 02/01/25	100,000	92,111
3.000% due 02/01/30	100,000	79,312
3.250% due 03/01/25	100,000	93,768
Aircastle Ltd. 4.125% due 05/01/24	30,000	28,846
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29	50,000	41,434
2.950% due 03/15/34	40,000	30,984
3.550% due 03/15/52	70,000	47,511
3.950% due 01/15/27	25,000	23,676
4.000% due 02/01/50	100,000	74,807
4.500% due 07/30/29	20,000	18,601
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	60,000	50,419
Allstate Corp. 3.280% due 12/15/26	350,000	329,001
Ally Financial, Inc.
1.450% due 10/02/23	85,000	82,099
5.800% due 05/01/25	200,000	201,066
American Express Co.
2.500% due 07/30/24	35,000	33,551
3.000% due 10/30/24	50,000	48,290
3.300% due 05/03/27	415,000	383,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.375% due 05/03/24	$ 55,000	$ 53,661
3.950% due 08/01/25	250,000	242,287
4.050% due 12/03/42	125,000	101,750
American Financial Group, Inc. 4.500% due 06/15/47	50,000	39,388
American Homes 4 Rent LP REIT 3.625% due 04/15/32	70,000	57,811
American International Group, Inc.
4.375% due 06/30/50	100,000	80,336
4.800% due 07/10/45	50,000	42,671
American Tower Corp. REIT
1.875% due 10/15/30	200,000	148,296
2.300% due 09/15/31	350,000	262,444
2.900% due 01/15/30	50,000	41,163
2.950% due 01/15/25	100,000	94,709
3.100% due 06/15/50	50,000	31,267
3.375% due 10/15/26	100,000	91,505
3.600% due 01/15/28	100,000	88,892
Ameriprise Financial, Inc. 4.000% due 10/15/23	100,000	99,311
Aon Corp. 4.500% due 12/15/28	200,000	188,864
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31	100,000	75,072
2.900% due 08/23/51	100,000	62,129
Arch Capital Group Ltd. 3.635% due 06/30/50	200,000	136,704
Arch Capital Group US, Inc. 5.144% due 11/01/43	200,000	175,737
Ares Capital Corp.
2.150% due 07/15/26	350,000	293,728
3.250% due 07/15/25	50,000	45,717
Asian Development Bank (Multi-National)
0.250% due 10/06/23	500,000	480,305
0.375% due 06/11/24	180,000	168,527
0.500% due 02/04/26	400,000	352,355
0.625% due 04/29/25	500,000	454,959
1.000% due 04/14/26	200,000	178,309
1.250% due 06/09/28	50,000	42,549
1.500% due 10/18/24	150,000	141,819
1.750% due 08/14/26	250,000	226,951
2.625% due 01/12/27	200,000	187,900
2.750% due 01/19/28	100,000	93,019
2.875% due 05/06/25	225,000	216,791
3.125% due 09/26/28	200,000	188,059
3.875% due 09/28/32	120,000	117,542
4.125% due 09/27/24	250,000	248,725
Asian Infrastructure Investment Bank (Multi-National)
0.500% due 05/28/25	150,000	135,053
2.250% due 05/16/24	250,000	241,484
3.375% due 06/29/25	200,000	194,146
Assurant, Inc. 4.900% due 03/27/28	100,000	95,027
Assured Guaranty US Holdings, Inc. 3.150% due 06/15/31	70,000	56,730
Athene Holding Ltd.
3.450% due 05/15/52	100,000	62,393
3.500% due 01/15/31	20,000	16,044
AvalonBay Communities, Inc. REIT
2.050% due 01/15/32	200,000	155,662
2.450% due 01/15/31	105,000	85,802
3.350% due 05/15/27	25,000	22,963
4.150% due 07/01/47	50,000	40,308
AXA SA (France) 8.600% due 12/15/30	75,000	88,449
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.138% due 09/14/28	200,000	193,298
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	165,694
2.706% due 06/27/24	200,000	191,078
2.749% due 12/03/30	200,000	141,686
3.892% due 05/24/24	200,000	194,826

	Principal Amount	Value
5.294% due 08/18/27	$ 200,000	$ 188,640
Bank of America Corp.
0.810% due 10/24/24	100,000	95,128
1.197% due 10/24/26	100,000	87,331
1.319% due 06/19/26	500,000	444,248
1.530% due 12/06/25	200,000	183,091
1.658% due 03/11/27	350,000	303,588
1.734% due 07/22/27	410,000	352,147
1.843% due 02/04/25	350,000	332,828
1.922% due 10/24/31	100,000	74,115
2.015% due 02/13/26	100,000	91,737
2.299% due 07/21/32	100,000	74,862
2.456% due 10/22/25	50,000	46,836
2.482% due 09/21/36	200,000	144,759
2.496% due 02/13/31	100,000	79,019
2.572% due 10/20/32	100,000	76,592
2.592% due 04/29/31	500,000	397,032
2.651% due 03/11/32	100,000	77,934
2.676% due 06/19/41	350,000	226,846
2.831% due 10/24/51	25,000	14,939
2.884% due 10/22/30	50,000	41,056
2.972% due 02/04/33	350,000	274,049
2.972% due 07/21/52	100,000	61,525
3.248% due 10/21/27	150,000	134,621
3.311% due 04/22/42	400,000	281,913
3.366% due 01/23/26	100,000	94,816
3.384% due 04/02/26	100,000	94,510
3.419% due 12/20/28	169,000	150,277
3.458% due 03/15/25	150,000	145,339
3.483% due 03/13/52	100,000	67,700
3.500% due 04/19/26	150,000	141,059
3.593% due 07/21/28	100,000	90,414
3.824% due 01/20/28	300,000	276,376
3.846% due 03/08/37	400,000	323,253
3.875% due 08/01/25	100,000	96,868
3.946% due 01/23/49	100,000	74,370
3.950% due 04/21/25	200,000	193,024
3.970% due 03/05/29	100,000	90,609
4.078% due 04/23/40	200,000	159,078
4.083% due 03/20/51	350,000	264,713
4.183% due 11/25/27	100,000	92,780
4.450% due 03/03/26	85,000	81,991
4.750% due 04/21/45	85,000	68,819
5.015% due 07/22/33	250,000	232,246
6.110% due 01/29/37	250,000	241,171
7.750% due 05/14/38	200,000	222,423
Bank of Montreal (Canada)
0.450% due 12/08/23	145,000	137,885
0.949% due 01/22/27	100,000	86,617
3.300% due 02/05/24	100,000	97,854
3.700% due 06/07/25	165,000	158,727
Bank of New York Mellon Corp.
0.350% due 12/07/23	210,000	199,960
0.500% due 04/26/24	250,000	234,741
1.600% due 04/24/25	300,000	277,424
2.800% due 05/04/26	50,000	46,883
3.000% due 10/30/28	55,000	47,948
3.350% due 04/25/25	100,000	96,697
3.400% due 05/15/24	100,000	98,084
Bank of Nova Scotia (Canada)
0.650% due 07/31/24	70,000	64,688
0.700% due 04/15/24	85,000	79,666
1.300% due 06/11/25	100,000	90,043
1.300% due 09/15/26	50,000	42,948
2.450% due 02/02/32	100,000	76,216
3.450% due 04/11/25	60,000	57,535
4.588% due 05/04/37	40,000	33,606
Barclays PLC (United Kingdom)
1.007% due 12/10/24	300,000	282,536
2.645% due 06/24/31	200,000	149,537
2.894% due 11/24/32	200,000	144,839
3.330% due 11/24/42	200,000	126,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
4.337% due 01/10/28	$ 300,000	$ 267,693
4.375% due 01/12/26	200,000	188,724
4.950% due 01/10/47	200,000	154,572
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30	80,000	61,428
2.500% due 01/15/51	410,000	243,877
2.850% due 10/15/50	90,000	58,000
3.850% due 03/15/52	200,000	153,538
4.300% due 05/15/43	200,000	171,189
5.750% due 01/15/40	25,000	25,879
BlackRock, Inc.
1.900% due 01/28/31	15,000	11,735
2.100% due 02/25/32	100,000	76,594
2.400% due 04/30/30	45,000	37,251
3.200% due 03/15/27	56,000	52,821
3.250% due 04/30/29	60,000	54,064
Blackstone Private Credit Fund
2.625% due 12/15/26	100,000	82,211
3.250% due 03/15/27	150,000	124,368
Blackstone Secured Lending Fund 2.750% due 09/16/26	100,000	85,961
Boston Properties LP 2.550% due 04/01/32	250,000	184,736
Boston Properties LP REIT
2.450% due 10/01/33	50,000	35,283
3.250% due 01/30/31	150,000	122,285
Brandywine Operating Partnership LP 4.550% due 10/01/29	50,000	44,655
Brighthouse Financial, Inc.
3.700% due 06/22/27	100,000	91,133
4.700% due 06/22/47	50,000	35,514
Brixmor Operating Partnership LP REIT
2.500% due 08/16/31	50,000	36,508
4.050% due 07/01/30	10,000	8,439
4.125% due 06/15/26	50,000	46,836
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51	50,000	31,658
4.000% due 04/01/24	50,000	49,269
4.700% due 09/20/47	50,000	39,887
4.850% due 03/29/29	100,000	93,635
Brown & Brown, Inc.
4.200% due 03/17/32	35,000	29,961
4.500% due 03/15/29	50,000	47,004
4.950% due 03/17/52	200,000	162,668
Camden Property Trust REIT
3.150% due 07/01/29	30,000	26,226
4.100% due 10/15/28	20,000	18,719
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	100,000	95,149
0.950% due 10/23/25	20,000	17,644
1.250% due 06/22/26	100,000	86,586
3.100% due 04/02/24	150,000	146,094
3.600% due 04/07/32	45,000	38,112
Capital One Financial Corp.
1.878% due 11/02/27	100,000	85,041
2.618% due 11/02/32	100,000	74,977
3.200% due 02/05/25	200,000	190,176
3.300% due 10/30/24	100,000	96,428
3.750% due 07/28/26	250,000	231,447
3.750% due 03/09/27	50,000	46,102
3.800% due 01/31/28	200,000	181,062
4.927% due 05/10/28	100,000	95,372
4.985% due 07/24/26	100,000	97,819
CBRE Services, Inc. 4.875% due 03/01/26	100,000	98,771
Charles Schwab Corp.
0.900% due 03/11/26	135,000	118,060
1.150% due 05/13/26	75,000	65,697
1.950% due 12/01/31	100,000	76,316
2.300% due 05/13/31	150,000	119,894
2.450% due 03/03/27	250,000	224,709
3.200% due 03/02/27	100,000	93,211

	Principal Amount	Value
3.750% due 04/01/24	$ 50,000	$ 49,407
3.850% due 05/21/25	100,000	97,807
Chubb INA Holdings, Inc.
1.375% due 09/15/30	250,000	188,934
2.850% due 12/15/51	25,000	16,391
3.050% due 12/15/61	10,000	6,337
3.150% due 03/15/25	100,000	96,046
4.150% due 03/13/43	25,000	21,192
Citigroup, Inc.
0.776% due 10/30/24	100,000	95,015
0.981% due 05/01/25	50,000	46,362
1.122% due 01/28/27	750,000	642,287
1.281% due 11/03/25	30,000	27,426
1.462% due 06/09/27	100,000	85,241
2.014% due 01/25/26	145,000	133,361
2.520% due 11/03/32	70,000	53,155
2.561% due 05/01/32	55,000	42,292
2.572% due 06/03/31	600,000	472,777
2.666% due 01/29/31	150,000	119,939
2.904% due 11/03/42	50,000	32,012
2.976% due 11/05/30	100,000	82,305
3.057% due 01/25/33	135,000	106,468
3.070% due 02/24/28	150,000	133,861
3.106% due 04/08/26	600,000	562,790
3.290% due 03/17/26	100,000	94,459
3.400% due 05/01/26	100,000	93,341
3.520% due 10/27/28	100,000	89,393
3.668% due 07/24/28	100,000	90,153
3.750% due 06/16/24	100,000	98,399
3.785% due 03/17/33	450,000	377,799
3.875% due 03/26/25	100,000	96,116
3.878% due 01/24/39	100,000	78,642
3.887% due 01/10/28	100,000	92,142
4.000% due 08/05/24	50,000	48,941
4.125% due 07/25/28	100,000	90,387
4.300% due 11/20/26	100,000	94,756
4.750% due 05/18/46	50,000	39,998
5.300% due 05/06/44	400,000	349,809
6.125% due 08/25/36	100,000	96,492
Citizens Bank NA 4.119% due 05/23/25	250,000	245,346
CME Group, Inc.
3.000% due 03/15/25	50,000	47,965
3.750% due 06/15/28	100,000	94,504
4.150% due 06/15/48	50,000	43,159
CNA Financial Corp.
3.450% due 08/15/27	100,000	91,359
4.500% due 03/01/26	50,000	48,924
Comerica Bank 4.000% due 07/27/25	250,000	238,794
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	250,000	236,364
3.375% due 05/21/25	250,000	240,669
5.250% due 05/24/41	200,000	197,706
Corp Andina de Fomento (Multi-National) 2.250% due 02/08/27	200,000	178,404
Corporate Office Properties LP REIT
2.250% due 03/15/26	35,000	30,718
2.900% due 12/01/33	65,000	45,131
Council Of Europe Development Bank (France) 0.250% due 10/20/23	250,000	239,666
Credit Suisse AG (Switzerland)
3.700% due 02/21/25	250,000	234,892
5.000% due 07/09/27	300,000	276,996
Credit Suisse Group AG (Switzerland) 3.750% due 03/26/25	250,000	233,152
Crown Castle, Inc. REIT
2.100% due 04/01/31	200,000	150,195
3.200% due 09/01/24	35,000	33,891
3.250% due 01/15/51	200,000	127,096
3.650% due 09/01/27	35,000	31,726

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.700% due 06/15/26	$ 35,000	$ 32,905
3.800% due 02/15/28	50,000	45,323
4.000% due 03/01/27	40,000	37,289
4.300% due 02/15/29	60,000	55,107
4.450% due 02/15/26	35,000	33,774
4.750% due 05/15/47	25,000	20,558
CubeSmart LP REIT
2.000% due 02/15/31	15,000	11,268
3.125% due 09/01/26	50,000	45,872
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	297,520
2.552% due 01/07/28	150,000	121,961
3.700% due 05/30/24	285,000	275,416
Digital Realty Trust LP REIT
3.700% due 08/15/27	50,000	46,401
4.450% due 07/15/28	100,000	93,607
Discover Bank 3.450% due 07/27/26	250,000	227,893
Duke Realty LP
1.750% due 02/01/31	20,000	15,321
2.250% due 01/15/32	50,000	38,934
2.875% due 11/15/29	40,000	34,136
3.375% due 12/15/27	60,000	54,177
Enstar Group Ltd. 4.950% due 06/01/29	25,000	22,484
EPR Properties 3.600% due 11/15/31	30,000	21,471
Equinix, Inc. REIT
2.000% due 05/15/28	35,000	28,684
2.150% due 07/15/30	350,000	268,839
2.500% due 05/15/31	100,000	77,156
2.625% due 11/18/24	65,000	61,574
3.400% due 02/15/52	10,000	6,610
Equitable Holdings, Inc. 4.350% due 04/20/28	300,000	281,428
ERP Operating LP
2.850% due 11/01/26	70,000	63,925
3.500% due 03/01/28	100,000	91,169
4.500% due 06/01/45	75,000	62,712
Essex Portfolio LP REIT
2.550% due 06/15/31	65,000	51,064
2.650% due 03/15/32	30,000	23,313
3.375% due 04/15/26	50,000	46,661
3.875% due 05/01/24	50,000	48,973
4.000% due 03/01/29	25,000	22,692
European Bank for Reconstruction & Development (United Kingdom) 0.500% due 01/28/26	300,000	264,182
European Investment Bank (Multi-National)
0.375% due 03/26/26	300,000	262,345
0.625% due 10/21/27	250,000	210,104
0.750% due 10/26/26	83,000	72,142
1.250% due 02/14/31	300,000	243,610
1.375% due 03/15/27	350,000	310,315
1.625% due 03/14/25	230,000	215,810
1.625% due 10/09/29	195,000	166,522
2.250% due 06/24/24	250,000	241,662
3.125% due 12/14/23	200,000	197,207
Extra Space Storage LP REIT 3.900% due 04/01/29	220,000	196,138
Fairfax Financial Holdings Ltd. (Canada) 5.625% due 08/16/32 ~	150,000	138,544
Federal Realty Investment Trust
1.250% due 02/15/26	300,000	264,330
3.950% due 01/15/24	50,000	49,411
4.500% due 12/01/44	50,000	39,576
Fidelity National Financial, Inc.
3.400% due 06/15/30	200,000	163,298
4.500% due 08/15/28	50,000	47,089
Fifth Third Bancorp
1.707% due 11/01/27	155,000	134,247
2.550% due 05/05/27	60,000	53,436

	Principal Amount	Value
4.772% due 07/28/30	$ 200,000	$ 186,991
8.250% due 03/01/38	25,000	29,667
FS KKR Capital Corp.
2.625% due 01/15/27	100,000	80,868
3.250% due 07/15/27	50,000	41,251
4.125% due 02/01/25	50,000	47,370
Globe Life, Inc. 4.550% due 09/15/28	50,000	47,095
GLP Capital LP/GLP Financing II, Inc. REIT
3.250% due 01/15/32	50,000	37,689
4.000% due 01/15/31	50,000	40,936
5.250% due 06/01/25	25,000	24,197
5.375% due 11/01/23	25,000	24,600
5.375% due 04/15/26	50,000	47,890
5.750% due 06/01/28	25,000	23,465
Goldman Sachs Group, Inc.
1.093% due 12/09/26	290,000	250,481
1.431% due 03/09/27	80,000	68,849
1.542% due 09/10/27	100,000	84,586
1.757% due 01/24/25	100,000	95,073
1.948% due 10/21/27	250,000	214,107
2.383% due 07/21/32	70,000	52,860
2.615% due 04/22/32	70,000	54,341
2.640% due 02/24/28	250,000	217,191
2.650% due 10/21/32	250,000	191,913
2.908% due 07/21/42	60,000	38,713
3.102% due 02/24/33	250,000	198,867
3.210% due 04/22/42	60,000	40,824
3.272% due 09/29/25	255,000	243,037
3.436% due 02/24/43	450,000	312,680
3.500% due 01/23/25	150,000	144,295
3.500% due 04/01/25	100,000	95,630
3.500% due 11/16/26	100,000	92,529
3.615% due 03/15/28	200,000	182,214
3.625% due 02/20/24	180,000	176,999
3.750% due 05/22/25	150,000	143,803
3.750% due 02/25/26	60,000	56,889
3.800% due 03/15/30	250,000	217,115
3.814% due 04/23/29	150,000	133,200
3.850% due 01/26/27	160,000	148,855
4.017% due 10/31/38	100,000	79,210
4.223% due 05/01/29	200,000	182,060
4.411% due 04/23/39	450,000	373,953
4.750% due 10/21/45	100,000	83,614
6.750% due 10/01/37	200,000	199,747
Golub Capital BDC, Inc. 2.500% due 08/24/26	60,000	50,365
Hartford Financial Services Group, Inc. 2.900% due 09/15/51	100,000	61,324
Healthcare Realty Holdings LP
2.000% due 03/15/31	25,000	18,401
3.100% due 02/15/30	50,000	41,011
Healthpeak Properties, Inc.
2.875% due 01/15/31	200,000	163,476
3.000% due 01/15/30	100,000	83,669
3.400% due 02/01/25	7,000	6,713
Hercules Capital, Inc. 3.375% due 01/20/27	35,000	29,068
Highwoods Realty LP REIT
4.125% due 03/15/28	20,000	18,075
4.200% due 04/15/29	50,000	43,789
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	25,000	20,285
3.500% due 09/15/30	100,000	79,876
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26	250,000	222,526
2.251% due 11/22/27	250,000	210,362
2.357% due 08/18/31	250,000	184,087
2.804% due 05/24/32	200,000	147,266
2.848% due 06/04/31	200,000	153,369
2.999% due 03/10/26	200,000	185,039
3.803% due 03/11/25	200,000	193,426

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
3.900% due 05/25/26	$ 200,000	$ 187,646
3.973% due 05/22/30	290,000	245,784
4.250% due 08/18/25	200,000	189,970
4.375% due 11/23/26	200,000	186,437
4.762% due 03/29/33	300,000	246,693
5.210% due 08/11/28	300,000	280,781
6.800% due 06/01/38	150,000	143,756
HSBC USA, Inc. 3.500% due 06/23/24	250,000	243,873
Hudson Pacific Properties LP 4.650% due 04/01/29	50,000	44,489
Huntington Bancshares, Inc.
2.625% due 08/06/24	300,000	286,828
5.023% due 05/17/33	70,000	64,979
ING Groep NV (Netherlands)
4.252% due 03/28/33	200,000	169,898
4.550% due 10/02/28	200,000	182,799
Inter-American Development Bank (Multi-National)
0.500% due 09/23/24	150,000	139,274
0.625% due 07/15/25	700,000	631,751
0.875% due 04/20/26	250,000	221,691
1.125% due 07/20/28	300,000	252,838
1.125% due 01/13/31	150,000	119,686
1.750% due 03/14/25	300,000	281,880
2.000% due 06/02/26	150,000	138,174
2.000% due 07/23/26	100,000	91,935
2.625% due 01/16/24	150,000	146,737
3.200% due 08/07/42	100,000	84,468
3.250% due 07/01/24	175,000	171,617
3.500% due 09/14/29	200,000	192,192
Intercontinental Exchange, Inc.
1.850% due 09/15/32	65,000	47,996
2.650% due 09/15/40	65,000	43,911
3.000% due 09/15/60	65,000	39,027
3.100% due 09/15/27	100,000	90,856
International Bank for Reconstruction & Development (Multi-National)
0.250% due 11/24/23	50,000	47,723
0.375% due 07/28/25	350,000	313,397
0.500% due 10/28/25	200,000	177,999
0.625% due 04/22/25	500,000	455,312
0.750% due 11/24/27	195,000	164,122
0.875% due 05/14/30	350,000	276,539
1.125% due 09/13/28	160,000	134,171
1.250% due 02/10/31	500,000	403,123
1.375% due 04/20/28	250,000	214,836
1.625% due 01/15/25	150,000	141,173
1.625% due 11/03/31	190,000	156,162
1.750% due 10/23/29	100,000	85,925
2.500% due 03/19/24	200,000	194,857
2.500% due 03/29/32	200,000	176,416
3.125% due 11/20/25	50,000	48,229
3.125% due 06/15/27	600,000	573,106
3.625% due 09/21/29	250,000	243,265
International Finance Corp. (Multi-National)
0.750% due 10/08/26	100,000	86,960
0.750% due 08/27/30	250,000	195,993
1.375% due 10/16/24	90,000	84,871
3.625% due 09/15/25	67,000	65,656
Invesco Finance PLC 5.375% due 11/30/43	200,000	179,030
Invitation Homes Operating Partnership LP REIT 2.000% due 08/15/31	300,000	215,527
Jackson Financial, Inc. 5.170% due 06/08/27	55,000	53,036
Jefferies Group LLC 2.750% due 10/15/32	40,000	28,555
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 2.625% due 10/15/31	100,000	72,698
JPMorgan Chase & Co.
0.768% due 08/09/25	350,000	321,085

	Principal Amount	Value
0.824% due 06/01/25	$ 170,000	$ 157,505
0.969% due 06/23/25	300,000	277,722
1.040% due 02/04/27	500,000	425,396
1.045% due 11/19/26	100,000	86,595
1.470% due 09/22/27	75,000	63,507
1.561% due 12/10/25	100,000	91,774
1.578% due 04/22/27	65,000	56,188
1.764% due 11/19/31	100,000	73,193
2.069% due 06/01/29	140,000	113,659
2.083% due 04/22/26	250,000	227,925
2.182% due 06/01/28	650,000	553,597
2.301% due 10/15/25	615,000	576,987
2.525% due 11/19/41	100,000	62,653
2.545% due 11/08/32	375,000	284,991
2.580% due 04/22/32	75,000	58,215
2.595% due 02/24/26	100,000	93,080
2.739% due 10/15/30	75,000	61,077
2.947% due 02/24/28	60,000	53,122
2.956% due 05/13/31	65,000	51,573
2.963% due 01/25/33	100,000	78,728
3.109% due 04/22/51	250,000	158,507
3.157% due 04/22/42	100,000	68,621
3.200% due 06/15/26	100,000	92,938
3.328% due 04/22/52	70,000	46,332
3.509% due 01/23/29	185,000	163,895
3.540% due 05/01/28	100,000	90,626
3.625% due 05/13/24	200,000	196,704
3.702% due 05/06/30	150,000	131,112
3.882% due 07/24/38	150,000	117,487
3.964% due 11/15/48	100,000	75,107
4.023% due 12/05/24	200,000	196,900
4.032% due 07/24/48	150,000	114,238
4.080% due 04/26/26	250,000	240,861
4.452% due 12/05/29	150,000	137,504
5.500% due 10/15/40	100,000	94,095
5.600% due 07/15/41	100,000	95,124
5.717% due 09/14/33	190,000	179,944
6.400% due 05/15/38	300,000	308,900
KeyCorp
2.250% due 04/06/27	350,000	304,313
4.150% due 10/29/25	30,000	29,062
Kimco Realty Corp. REIT
2.250% due 12/01/31	70,000	52,609
3.700% due 10/01/49	25,000	17,274
4.125% due 12/01/46	50,000	37,326
Kite Realty Group Trust REIT 4.750% due 09/15/30	25,000	21,763
Kreditanstalt fuer Wiederaufbau (Germany)
0.250% due 03/08/24	200,000	188,821
0.375% due 07/18/25	250,000	224,077
0.500% due 09/20/24	500,000	464,394
0.625% due 01/22/26	730,000	647,477
1.250% due 01/31/25	500,000	465,964
1.375% due 08/05/24	400,000	379,312
1.750% due 09/14/29	100,000	86,150
2.500% due 11/20/24	375,000	361,244
3.000% due 05/20/27	200,000	190,203
4.193% due 06/29/37	200,000	109,102
Landwirtschaftliche Rentenbank (Germany)
0.500% due 05/27/25	200,000	180,924
0.875% due 09/03/30	200,000	157,403
1.750% due 07/27/26	100,000	91,022
3.125% due 11/14/23	200,000	197,367
Lazard Group LLC
3.625% due 03/01/27	50,000	45,978
4.375% due 03/11/29	50,000	45,960
Legg Mason, Inc. 4.750% due 03/15/26	50,000	49,244
Life Storage LP REIT 4.000% due 06/15/29	100,000	88,423
Lincoln National Corp.
3.625% due 12/12/26	150,000	141,112
3.800% due 03/01/28	35,000	32,387
4.350% due 03/01/48	25,000	19,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28	$200,000	$180,009
3.870% due 07/09/25	500,000	482,368
4.582% due 12/10/25	200,000	188,892
LXP Industrial Trust REIT 2.375% due 10/01/31	70,000	50,951
M&T Bank Corp. 4.553% due 08/16/28	65,000	62,766
Main Street Capital Corp. 3.000% due 07/14/26	100,000	84,304
Manulife Financial Corp. (Canada)
3.703% due 03/16/32	100,000	86,958
4.150% due 03/04/26	50,000	48,525
5.375% due 03/04/46	50,000	47,588
Markel Corp.
3.450% due 05/07/52	70,000	46,661
3.500% due 11/01/27	50,000	45,479
5.000% due 05/20/49	30,000	25,995
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31	45,000	35,427
3.500% due 03/10/25	75,000	72,450
3.750% due 03/14/26	100,000	96,796
4.200% due 03/01/48	100,000	79,749
4.375% due 03/15/29	70,000	66,586
Mastercard, Inc.
1.900% due 03/15/31	100,000	79,912
2.000% due 11/18/31	200,000	158,559
2.950% due 11/21/26	50,000	46,731
2.950% due 06/01/29	50,000	44,593
2.950% due 03/15/51	45,000	30,721
3.650% due 06/01/49	50,000	39,161
3.800% due 11/21/46	50,000	40,696
3.950% due 02/26/48	15,000	12,444
MetLife, Inc.
4.550% due 03/23/30	350,000	335,398
5.700% due 06/15/35	100,000	101,546
5.875% due 02/06/41	200,000	199,998
6.375% due 06/15/34	100,000	105,852
Mid-America Apartments LP 3.950% due 03/15/29	25,000	22,763
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	92,890
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.962% due 10/11/25	200,000	182,253
1.640% due 10/13/27	200,000	169,749
2.048% due 07/17/30	200,000	152,727
2.852% due 01/19/33	200,000	155,307
3.677% due 02/22/27	100,000	92,711
3.777% due 03/02/25	50,000	48,501
3.850% due 03/01/26	200,000	189,952
3.961% due 03/02/28	50,000	45,938
4.050% due 09/11/28	150,000	137,205
4.788% due 07/18/25	250,000	246,807
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	200,000	151,523
3.261% due 05/22/30	200,000	168,071
3.663% due 02/28/27	200,000	182,584
Morgan Stanley
0.791% due 01/22/25	100,000	93,734
0.864% due 10/21/25	70,000	63,531
1.164% due 10/21/25	225,000	205,187
1.512% due 07/20/27	100,000	85,289
1.593% due 05/04/27	145,000	125,460
1.794% due 02/13/32	65,000	47,583
2.188% due 04/28/26	500,000	458,966
2.239% due 07/21/32	100,000	75,224
2.475% due 01/21/28	170,000	148,763
2.484% due 09/16/36	100,000	71,804
2.511% due 10/20/32	275,000	210,457
2.699% due 01/22/31	445,000	361,239

	Principal Amount	Value
2.720% due 07/22/25	$ 565,000	$ 536,324
2.802% due 01/25/52	400,000	242,019
2.943% due 01/21/33	135,000	106,891
3.125% due 07/27/26	70,000	64,545
3.217% due 04/22/42	55,000	38,437
3.591% due 07/22/28	100,000	90,059
3.622% due 04/01/31	200,000	173,050
3.625% due 01/20/27	300,000	279,417
4.300% due 01/27/45	100,000	79,395
4.350% due 09/08/26	90,000	85,837
4.431% due 01/23/30	95,000	87,452
4.457% due 04/22/39	150,000	127,279
5.597% due 03/24/51	100,000	96,084
7.250% due 04/01/32	100,000	108,793
Morgan Stanley Domestic Holdings, Inc.
3.800% due 08/24/27	15,000	13,884
4.500% due 06/20/28	50,000	47,629
Nasdaq, Inc.
1.650% due 01/15/31	150,000	111,892
2.500% due 12/21/40	150,000	94,329
National Bank of Canada (Canada) 0.550% due 11/15/24	250,000	236,792
National Retail Properties, Inc. REIT 4.300% due 10/15/28	35,000	32,286
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	248,460
3.073% due 05/22/28	200,000	172,102
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	100,000	85,589
1.851% due 07/16/25	200,000	180,592
2.329% due 01/22/27	300,000	258,265
Nordic Investment Bank (Multi-National) 0.500% due 01/21/26	300,000	266,691
Northern Trust Corp.
1.950% due 05/01/30	75,000	59,525
3.375% due 05/08/32	63,000	56,629
3.650% due 08/03/28	50,000	46,598
4.000% due 05/10/27	35,000	33,794
Oaktree Specialty Lending Corp. 2.700% due 01/15/27	50,000	42,166
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	80,099
1.500% due 02/12/25	300,000	280,868
Office Properties Income Trust REIT 4.250% due 05/15/24	50,000	46,036
Old Republic International Corp. 3.850% due 06/11/51	55,000	37,889
Omega Healthcare Investors, Inc. REIT
4.500% due 01/15/25	25,000	24,387
4.750% due 01/15/28	50,000	45,920
4.950% due 04/01/24	100,000	98,945
ORIX Corp. (Japan)
3.700% due 07/18/27	50,000	46,174
4.000% due 04/13/32	100,000	88,066
4.050% due 01/16/24	25,000	24,654
Owl Rock Capital Corp.
2.875% due 06/11/28	100,000	76,304
3.750% due 07/22/25	100,000	91,914
4.000% due 03/30/25	25,000	23,508
OWL Rock Core Income Corp. 5.500% due 03/21/25	100,000	94,184
Physicians Realty LP REIT 2.625% due 11/01/31	50,000	38,008
Piedmont Operating Partnership LP REIT 2.750% due 04/01/32	35,000	24,998
PNC Bank NA
2.950% due 02/23/25	300,000	286,793
4.050% due 07/26/28	350,000	321,480
PNC Financial Services Group, Inc. 2.550% due 01/22/30	350,000	288,721
Principal Financial Group, Inc.
3.700% due 05/15/29	25,000	22,419
4.625% due 09/15/42	100,000	85,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Private Export Funding Corp. 2.450% due 07/15/24	$ 100,000	$ 96,465
Progressive Corp.
2.500% due 03/15/27	40,000	36,176
3.000% due 03/15/32	50,000	41,728
3.700% due 03/15/52	175,000	131,955
4.000% due 03/01/29	25,000	23,646
4.125% due 04/15/47	100,000	83,175
Prologis LP REIT
1.250% due 10/15/30	55,000	41,054
1.625% due 03/15/31	100,000	75,914
1.750% due 02/01/31	20,000	15,374
2.125% due 04/15/27	25,000	22,220
2.125% due 10/15/50	40,000	22,450
2.250% due 01/15/32	50,000	39,185
2.250% due 04/15/30	30,000	24,549
2.875% due 11/15/29	40,000	34,183
3.000% due 04/15/50	25,000	16,776
3.375% due 12/15/27	60,000	54,230
4.375% due 02/01/29	15,000	14,228
Prudential Financial, Inc.
1.500% due 03/10/26	20,000	17,908
2.100% due 03/10/30	15,000	12,037
3.000% due 03/10/40	25,000	18,055
3.700% due 10/01/50	175,000	138,562
3.700% due 03/13/51	150,000	110,772
3.935% due 12/07/49	132,000	100,894
4.350% due 02/25/50	50,000	41,379
5.200% due 03/15/44	100,000	96,300
6.625% due 06/21/40	50,000	53,119
Public Storage REIT
0.875% due 02/15/26	50,000	43,842
1.500% due 11/09/26	50,000	44,304
2.300% due 05/01/31	250,000	200,457
3.094% due 09/15/27	30,000	27,493
Raymond James Financial, Inc. 4.950% due 07/15/46	100,000	88,442
Realty Income Corp. REIT
1.800% due 03/15/33	50,000	35,128
2.200% due 06/15/28	35,000	29,520
2.850% due 12/15/32	30,000	24,063
3.000% due 01/15/27	50,000	45,524
3.875% due 04/15/25	150,000	146,042
4.600% due 02/06/24	25,000	24,940
4.625% due 11/01/25	50,000	49,278
4.875% due 06/01/26	25,000	24,600
Regency Centers LP REIT
3.600% due 02/01/27	30,000	27,909
3.700% due 06/15/30	35,000	30,150
4.400% due 02/01/47	35,000	27,291
Regions Financial Corp. 1.800% due 08/12/28	300,000	246,859
Reinsurance Group of America, Inc. 3.950% due 09/15/26	60,000	57,580
RenaissanceRe Finance, Inc. (Bermuda) 3.450% due 07/01/27	30,000	27,523
Royal Bank of Canada (Canada)
0.500% due 10/26/23	35,000	33,565
1.150% due 06/10/25	490,000	442,724
1.150% due 07/14/26	50,000	43,167
2.050% due 01/21/27	100,000	87,828
3.625% due 05/04/27	150,000	139,671
3.970% due 07/26/24	75,000	73,720
4.650% due 01/27/26	200,000	194,785
Santander Holdings USA, Inc.
2.490% due 01/06/28	70,000	58,464
4.260% due 06/09/25	75,000	72,421
4.400% due 07/13/27	145,000	133,591
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	173,589
2.896% due 03/15/32	200,000	149,136

	Principal Amount	Value
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	$ 100,000	$ 98,561
Simon Property Group LP REIT
1.375% due 01/15/27	300,000	256,754
2.000% due 09/13/24	100,000	94,528
2.450% due 09/13/29	100,000	81,474
2.650% due 07/15/30	100,000	80,780
3.250% due 11/30/26	50,000	46,214
3.250% due 09/13/49	100,000	65,054
3.375% due 06/15/27	100,000	91,906
4.250% due 11/30/46	50,000	39,227
Spirit Realty LP 3.400% due 01/15/30	50,000	40,685
Stifel Financial Corp. 4.250% due 07/18/24	50,000	49,159
STORE Capital Corp. REIT 4.500% due 03/15/28	150,000	143,074
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.948% due 01/12/26	200,000	173,411
1.402% due 09/17/26	250,000	213,577
1.474% due 07/08/25	200,000	180,068
1.710% due 01/12/31	200,000	145,848
1.902% due 09/17/28	250,000	201,459
2.296% due 01/12/41	200,000	122,643
2.348% due 01/15/25	200,000	187,503
3.010% due 10/19/26	200,000	182,216
3.202% due 09/17/29	150,000	125,528
3.364% due 07/12/27	150,000	136,562
3.784% due 03/09/26	100,000	95,033
Sun Communities Operating LP REIT 2.300% due 11/01/28	65,000	52,243
SVB Financial Group
1.800% due 10/28/26	100,000	86,065
4.345% due 04/29/28	100,000	93,071
Synchrony Financial
3.700% due 08/04/26	50,000	45,759
3.950% due 12/01/27	100,000	86,896
4.875% due 06/13/25	100,000	96,586
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	45,065
Toronto-Dominion Bank (Canada)
0.700% due 09/10/24	350,000	322,651
0.750% due 01/06/26	200,000	173,742
1.200% due 06/03/26	100,000	86,884
3.250% due 03/11/24	100,000	97,613
4.285% due 09/13/24	200,000	197,143
4.693% due 09/15/27	200,000	193,555
Travelers Cos., Inc.
3.050% due 06/08/51	50,000	34,577
6.250% due 06/15/37	125,000	134,896
Travelers Property Casualty Corp. 6.375% due 03/15/33	100,000	109,352
Truist Financial Corp.
1.125% due 08/03/27	100,000	82,013
1.200% due 08/05/25	135,000	121,479
1.267% due 03/02/27	120,000	104,456
1.887% due 06/07/29	125,000	102,407
1.950% due 06/05/30	135,000	105,658
2.500% due 08/01/24	300,000	287,554
3.700% due 06/05/25	100,000	96,651
4.000% due 05/01/25	100,000	97,433
4.916% due 07/28/33	100,000	90,510
UDR, Inc. REIT
2.100% due 06/15/33	100,000	69,650
3.100% due 11/01/34	50,000	38,020
3.200% due 01/15/30	50,000	42,165
4.400% due 01/26/29	25,000	23,084
Unum Group
4.000% due 06/15/29	70,000	62,182
4.125% due 06/15/51	100,000	66,855
US Bancorp
1.375% due 07/22/30	150,000	112,967

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
1.450% due 05/12/25	$ 150,000	$ 137,863
2.491% due 11/03/36	200,000	150,633
3.600% due 09/11/24	400,000	392,875
4.548% due 07/22/28	100,000	96,454
Ventas Realty LP REIT
3.000% due 01/15/30	50,000	41,577
3.250% due 10/15/26	100,000	91,910
4.000% due 03/01/28	50,000	45,851
4.125% due 01/15/26	31,000	29,697
Visa, Inc.
1.100% due 02/15/31	200,000	149,971
1.900% due 04/15/27	250,000	222,442
2.050% due 04/15/30	300,000	248,301
3.650% due 09/15/47	25,000	19,603
4.150% due 12/14/35	30,000	27,378
4.300% due 12/14/45	100,000	87,313
Voya Financial, Inc.
3.650% due 06/15/26	50,000	47,008
4.800% due 06/15/46	30,000	24,649
W R Berkley Corp. 4.000% due 05/12/50	115,000	87,321
Wachovia Corp. 5.500% due 08/01/35	200,000	185,528
Wells Fargo & Co.
0.805% due 05/19/25	25,000	23,146
2.188% due 04/30/26	300,000	274,244
2.393% due 06/02/28	500,000	429,409
2.406% due 10/30/25	130,000	121,454
3.000% due 04/22/26	150,000	137,595
3.000% due 10/23/26	150,000	136,123
3.068% due 04/30/41	500,000	344,337
3.196% due 06/17/27	260,000	237,008
3.350% due 03/02/33	390,000	316,786
3.526% due 03/24/28	355,000	321,879
3.908% due 04/25/26	250,000	239,118
4.150% due 01/24/29	200,000	184,160
4.478% due 04/04/31	200,000	183,178
4.540% due 08/15/26	100,000	96,797
4.611% due 04/25/53	250,000	203,484
4.808% due 07/25/28	65,000	62,059
4.897% due 07/25/33	65,000	60,013
5.013% due 04/04/51	250,000	216,463
5.606% due 01/15/44	100,000	90,267
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	104,711
Welltower, Inc. REIT
2.050% due 01/15/29	60,000	48,260
2.750% due 01/15/31	145,000	114,854
2.750% due 01/15/32	50,000	38,882
2.800% due 06/01/31	100,000	79,129
4.125% due 03/15/29	100,000	90,854
Westpac Banking Corp. (Australia)
1.953% due 11/20/28	100,000	83,221
2.150% due 06/03/31	100,000	79,859
2.700% due 08/19/26	150,000	137,623
2.894% due 02/04/30	200,000	184,068
2.963% due 11/16/40	200,000	128,019
3.300% due 02/26/24	100,000	98,527
3.400% due 01/25/28	100,000	92,160
4.043% due 08/26/27	100,000	96,147
4.110% due 07/24/34	65,000	55,400
4.421% due 07/24/39	45,000	36,243
Weyerhaeuser Co.
4.000% due 11/15/29	100,000	90,091
7.375% due 03/15/32	100,000	108,067
Willis North America, Inc.
2.950% due 09/15/29	75,000	61,794
3.875% due 09/15/49	35,000	24,295
4.650% due 06/15/27	100,000	95,113
WP Carey, Inc.REIT 4.600% due 04/01/24	100,000	99,137

	Principal Amount	Value
XLIT Ltd. (Bermuda) 5.250% due 12/15/43	$ 50,000	$ 48,133

		99,226,155

Industrial - 1.8%
3M Co.
2.375% due 08/26/29	300,000	246,246
2.875% due 10/15/27	100,000	89,754
3.250% due 08/26/49	200,000	134,544
Agilent Technologies, Inc.
2.300% due 03/12/31	100,000	78,167
Allegion US Holding Co., Inc.
3.200% due 10/01/24	50,000	47,823
3.550% due 10/01/27	50,000	44,681
Amcor Flexibles North America, Inc.
2.690% due 05/25/31	65,000	50,937
4.000% due 05/17/25	65,000	62,822
Amphenol Corp.
2.050% due 03/01/25	25,000	23,419
2.200% due 09/15/31	60,000	46,573
4.350% due 06/01/29	50,000	47,272
Arrow Electronics, Inc.
3.250% due 09/08/24	100,000	96,320
3.875% due 01/12/28	25,000	22,630
Avnet, Inc. 4.625% due 04/15/26	25,000	24,090
Berry Global, Inc. 1.570% due 01/15/26	200,000	174,579
Boeing Co.
1.433% due 02/04/24	485,000	461,008
1.950% due 02/01/24	30,000	28,804
2.196% due 02/04/26	200,000	177,666
2.750% due 02/01/26	50,000	45,319
2.950% due 02/01/30	100,000	80,517
3.200% due 03/01/29	200,000	167,244
3.250% due 02/01/28	50,000	43,693
3.250% due 03/01/28	25,000	21,684
3.550% due 03/01/38	15,000	10,301
3.625% due 02/01/31	30,000	24,946
3.625% due 03/01/48	10,000	6,246
3.750% due 02/01/50	100,000	65,375
3.825% due 03/01/59	50,000	30,265
3.850% due 11/01/48	35,000	22,750
4.875% due 05/01/25	85,000	83,021
5.150% due 05/01/30	150,000	138,933
5.705% due 05/01/40	200,000	175,192
5.805% due 05/01/50	150,000	130,685
5.875% due 02/15/40	50,000	43,168
5.930% due 05/01/60	150,000	128,818
Burlington Northern Santa Fe LLC
3.050% due 02/15/51	200,000	136,570
3.300% due 09/15/51	200,000	143,050
3.550% due 02/15/50	150,000	112,918
3.650% due 09/01/25	50,000	48,477
4.125% due 06/15/47	50,000	41,688
4.450% due 01/15/53	100,000	87,023
4.700% due 09/01/45	50,000	44,337
5.750% due 05/01/40	100,000	101,488
Canadian National Railway Co. (Canada)
2.950% due 11/21/24	100,000	96,552
3.850% due 08/05/32	100,000	91,360
6.200% due 06/01/36	50,000	52,732
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31	200,000	160,324
2.900% due 02/01/25	150,000	142,759
3.100% due 12/02/51	200,000	131,867
4.000% due 06/01/28	35,000	33,186
4.800% due 09/15/35	20,000	18,310
6.125% due 09/15/15	30,000	28,417
Carlisle Cos., Inc.
2.200% due 03/01/32	100,000	74,561
3.750% due 12/01/27	50,000	45,539

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Carrier Global Corp.
2.242% due 02/15/25	$ 35,000	$ 32,737
2.493% due 02/15/27	35,000	31,074
2.722% due 02/15/30	50,000	41,321
3.377% due 04/05/40	15,000	10,870
3.577% due 04/05/50	450,000	312,355
Caterpillar Financial Services Corp.
0.450% due 05/17/24	50,000	46,802
0.800% due 11/13/25	60,000	53,225
0.900% due 03/02/26	200,000	176,467
3.400% due 05/13/25	100,000	96,751
Caterpillar, Inc.
2.600% due 04/09/30	500,000	426,102
3.250% due 09/19/49	100,000	73,765
3.803% due 08/15/42	100,000	82,614
CNH Industrial Capital LLC
1.450% due 07/15/26	100,000	86,580
4.200% due 01/15/24	50,000	49,284
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	31,991
CSX Corp.
3.250% due 06/01/27	250,000	230,206
3.400% due 08/01/24	200,000	195,196
4.100% due 11/15/32	100,000	90,878
4.500% due 03/15/49	65,000	55,217
4.650% due 03/01/68	45,000	36,469
5.500% due 04/15/41	75,000	72,733
Deere & Co.
2.875% due 09/07/49	15,000	10,455
3.900% due 06/09/42	100,000	86,115
Dover Corp. 5.375% due 03/01/41	50,000	45,432
Eagle Materials, Inc. 2.500% due 07/01/31	50,000	36,539
Eaton Corp.
4.000% due 11/02/32	100,000	89,424
4.150% due 03/15/33	55,000	49,771
Emerson Electric Co.
0.875% due 10/15/26	35,000	30,109
2.200% due 12/21/31	100,000	80,079
3.150% due 06/01/25	100,000	96,449
FedEx Corp.
3.100% due 08/05/29	50,000	43,057
3.875% due 08/01/42	100,000	73,742
4.200% due 10/17/28	100,000	93,583
4.400% due 01/15/47	50,000	38,869
4.750% due 11/15/45	50,000	40,430
5.250% due 05/15/50	350,000	307,062
Flex Ltd.
3.750% due 02/01/26	50,000	46,506
4.750% due 06/15/25	50,000	48,902
4.875% due 06/15/29	25,000	22,625
Fortive Corp. 4.300% due 06/15/46	125,000	96,712
GATX Corp.
3.250% due 03/30/25	100,000	94,697
4.350% due 02/15/24	25,000	24,701
4.550% due 11/07/28	25,000	23,096
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/35	413,000	370,552
General Dynamics Corp.
2.250% due 06/01/31	5,000	4,085
2.850% due 06/01/41	10,000	7,171
3.750% due 05/15/28	180,000	169,780
4.250% due 04/01/50	200,000	174,056
General Electric Co. 6.750% due 03/15/32	101,000	109,240
Honeywell International, Inc.
1.100% due 03/01/27	300,000	258,098
2.300% due 08/15/24	100,000	96,063

	Principal Amount	Value
2.500% due 11/01/26	$ 100,000	$ 91,989
2.700% due 08/15/29	60,000	52,572
Hubbell, Inc. 3.350% due 03/01/26	50,000	47,568
Huntington Ingalls Industries, Inc. 2.043% due 08/16/28	50,000	40,491
IDEX Corp.
2.625% due 06/15/31	100,000	79,797
3.000% due 05/01/30	15,000	12,535
Illinois Tool Works, Inc. 4.875% due 09/15/41	100,000	93,811
Jabil, Inc.
1.700% due 04/15/26	65,000	56,541
3.950% due 01/12/28	55,000	49,886
John Deere Capital Corp.
0.450% due 06/07/24	35,000	32,671
0.625% due 09/10/24	70,000	65,078
1.300% due 10/13/26	250,000	218,411
1.750% due 03/09/27	50,000	43,872
2.000% due 06/17/31	100,000	79,194
2.350% due 03/08/27	50,000	45,174
2.600% due 03/07/24	100,000	97,333
2.650% due 06/10/26	100,000	93,271
2.800% due 09/08/27	50,000	45,593
3.400% due 09/11/25	50,000	48,257
3.450% due 03/13/25	50,000	48,558
3.900% due 06/07/32	20,000	18,383
4.150% due 09/15/27	100,000	97,146
Johnson Controls International PLC
3.625% due 07/02/24 §	40,000	39,080
3.900% due 02/14/26	19,000	18,245
4.500% due 02/15/47	40,000	31,958
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.750% due 09/15/30	15,000	11,615
4.900% due 12/01/32	40,000	37,889
Kansas City Southern 4.950% due 08/15/45	100,000	88,311
Kennametal, Inc. 4.625% due 06/15/28	50,000	46,530
Keysight Technologies, Inc. 4.550% due 10/30/24	100,000	98,710
L3Harris Technologies, Inc.
2.900% due 12/15/29	30,000	25,377
3.850% due 12/15/26	25,000	23,640
4.400% due 06/15/28	100,000	94,095
Lockheed Martin Corp.
3.550% due 01/15/26	50,000	48,379
3.600% due 03/01/35	25,000	21,362
3.800% due 03/01/45	20,000	15,958
3.900% due 06/15/32	45,000	41,777
4.150% due 06/15/53	85,000	71,351
4.500% due 05/15/36	20,000	18,362
4.700% due 05/15/46	44,000	40,290
6.150% due 09/01/36	100,000	105,964
Martin Marietta Materials, Inc.
2.500% due 03/15/30	65,000	52,292
3.450% due 06/01/27	21,000	19,435
Masco Corp.
2.000% due 02/15/31	100,000	75,031
3.500% due 11/15/27	100,000	90,907
Mohawk Industries, Inc. 3.625% due 05/15/30	50,000	41,671
Norfolk Southern Corp.
2.300% due 05/15/31	250,000	200,567
3.155% due 05/15/55	20,000	12,843
3.800% due 08/01/28	30,000	27,892
3.942% due 11/01/47	63,000	49,037
4.550% due 06/01/53	145,000	123,208
4.650% due 01/15/46	50,000	43,544
4.837% due 10/01/41	50,000	44,696
Northrop Grumman Corp.
3.250% due 01/15/28	350,000	318,899
3.850% due 04/15/45	100,000	76,478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
nVent Finance SARL (United Kingdom) 2.750% due 11/15/31	$50,000	$37,302
Oshkosh Corp. 3.100% due 03/01/30	15,000	12,108
Otis Worldwide Corp.
2.056% due 04/05/25	20,000	18,522
2.293% due 04/05/27	20,000	17,747
3.112% due 02/15/40	50,000	35,397
3.362% due 02/15/50	30,000	20,306
Owens Corning 3.875% due 06/01/30	150,000	131,244
Packaging Corp. of America
3.400% due 12/15/27	35,000	31,821
3.650% due 09/15/24	100,000	97,632
Parker-Hannifin Corp.
3.250% due 06/14/29	20,000	17,638
4.000% due 06/14/49	20,000	15,475
6.250% due 05/15/38	100,000	101,349
Precision Castparts Corp.
3.250% due 06/15/25	50,000	48,315
4.375% due 06/15/45	50,000	42,195
Raytheon Technologies Corp.
2.250% due 07/01/30	100,000	80,965
3.030% due 03/15/52	250,000	163,826
3.125% due 07/01/50	100,000	67,518
3.200% due 03/15/24	300,000	293,535
3.500% due 03/15/27	200,000	187,514
3.750% due 11/01/46	50,000	37,777
3.950% due 08/16/25	25,000	24,422
4.125% due 11/16/28	60,000	56,109
4.350% due 04/15/47	200,000	167,078
4.450% due 11/16/38	20,000	17,455
4.500% due 06/01/42	300,000	257,508
4.625% due 11/16/48	35,000	30,299
Republic Services, Inc.
3.200% due 03/15/25	100,000	95,693
3.375% due 11/15/27	120,000	109,931
3.950% due 05/15/28	100,000	93,707
Ryder System, Inc.
1.750% due 09/01/26	65,000	57,455
4.300% due 06/15/27	75,000	71,061
Snap-on, Inc. 3.100% due 05/01/50	35,000	25,090
Stanley Black & Decker, Inc.
2.750% due 11/15/50	50,000	30,191
4.250% due 11/15/28	100,000	94,335
Teledyne Technologies, Inc. 2.750% due 04/01/31	200,000	158,020
Textron, Inc.
3.650% due 03/15/27	100,000	92,040
4.000% due 03/15/26	25,000	23,886
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	89,941
Trimble, Inc. 4.900% due 06/15/28	50,000	47,642
Tyco Electronics Group SA (Switzerland) 2.500% due 02/04/32	45,000	36,645
Union Pacific Corp.
2.375% due 05/20/31	40,000	32,583
2.750% due 03/01/26	25,000	23,327
2.891% due 04/06/36	125,000	95,491
2.973% due 09/16/62	25,000	15,209
3.000% due 04/15/27	100,000	92,206
3.200% due 05/20/41	70,000	52,360
3.250% due 08/15/25	50,000	48,161
3.350% due 08/15/46	50,000	36,208
3.550% due 05/20/61	100,000	69,979
3.600% due 09/15/37	20,000	16,272
3.646% due 02/15/24	92,000	90,706
3.750% due 07/15/25	50,000	48,806

	Principal Amount	Value
3.799% due 04/06/71	$ 30,000	$ 21,212
United Parcel Service, Inc.
3.400% due 11/15/46	200,000	149,863
5.300% due 04/01/50	500,000	501,192
6.200% due 01/15/38	50,000	54,221
Vulcan Materials Co. 4.500% due 06/15/47	100,000	81,284
Waste Connections, Inc.
3.500% due 05/01/29	100,000	89,795
4.200% due 01/15/33	70,000	63,464
Waste Management, Inc.
0.750% due 11/15/25	206,000	182,033
2.950% due 06/01/41	35,000	25,229
3.150% due 11/15/27	100,000	91,611
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/24	100,000	98,184
4.950% due 09/15/28	100,000	92,566
WRKCo, Inc.
3.000% due 09/15/24	100,000	95,567
4.000% due 03/15/28	100,000	92,319
4.200% due 06/01/32	50,000	43,783
Xylem, Inc.
3.250% due 11/01/26	30,000	27,900
4.375% due 11/01/46	25,000	20,746

		18,469,182

Technology - 1.8%
Activision Blizzard, Inc.
1.350% due 09/15/30	35,000	26,609
2.500% due 09/15/50	100,000	60,656
3.400% due 09/15/26	50,000	47,234
Adobe, Inc. 1.900% due 02/01/25	230,000	216,457
Analog Devices, Inc.
2.100% due 10/01/31	60,000	47,641
2.800% due 10/01/41	50,000	35,469
2.950% due 10/01/51	55,000	36,788
3.500% due 12/05/26	100,000	95,032
Apple, Inc.
0.700% due 02/08/26	150,000	132,075
1.125% due 05/11/25	65,000	59,692
1.400% due 08/05/28	100,000	83,362
1.650% due 05/11/30	410,000	330,690
1.650% due 02/08/31	200,000	158,048
1.700% due 08/05/31	100,000	78,534
1.800% due 09/11/24	100,000	95,441
2.050% due 09/11/26	100,000	91,059
2.200% due 09/11/29	100,000	85,333
2.550% due 08/20/60	250,000	150,540
2.650% due 05/11/50	100,000	66,144
2.650% due 02/08/51	100,000	65,959
2.700% due 08/05/51	100,000	66,215
2.850% due 08/05/61	100,000	63,019
2.950% due 09/11/49	65,000	45,988
3.000% due 11/13/27	100,000	92,436
3.250% due 02/23/26	570,000	547,524
3.350% due 02/09/27	200,000	191,182
3.750% due 09/12/47	75,000	60,892
3.750% due 11/13/47	50,000	40,926
3.850% due 08/04/46	35,000	29,024
4.250% due 02/09/47	100,000	88,941
4.500% due 02/23/36	50,000	48,515
4.650% due 02/23/46	445,000	417,759
Applied Materials, Inc.
1.750% due 06/01/30	30,000	23,716
3.900% due 10/01/25	35,000	34,297
4.350% due 04/01/47	45,000	39,057
5.100% due 10/01/35	35,000	34,262
Autodesk, Inc.
2.400% due 12/15/31	80,000	62,360
2.850% due 01/15/30	55,000	46,220

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Broadcom, Inc.
2.450% due 02/15/31 ~	$ 200,000	$ 151,008
3.419% due 04/15/33 ~	250,000	191,273
3.459% due 09/15/26	26,000	24,181
3.500% due 02/15/41 ~	315,000	213,148
3.750% due 02/15/51 ~	140,000	92,108
4.110% due 09/15/28	211,000	190,346
4.150% due 04/15/32 ~	40,000	33,538
4.300% due 11/15/32	200,000	168,283
4.750% due 04/15/29	150,000	140,114
5.000% due 04/15/30	200,000	186,122
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	50,000	46,575
CDW LLC/CDW Finance Corp. 3.569% due 12/01/31	250,000	195,112
Dell International LLC/EMC Corp.
4.000% due 07/15/24	50,000	49,120
4.900% due 10/01/26	100,000	96,468
5.300% due 10/01/29	100,000	93,309
5.850% due 07/15/25	200,000	201,731
6.020% due 06/15/26	500,000	502,519
8.100% due 07/15/36	27,000	28,625
8.350% due 07/15/46	13,000	14,059
Electronic Arts, Inc.
1.850% due 02/15/31	30,000	23,165
2.950% due 02/15/51	20,000	13,119
4.800% due 03/01/26	50,000	49,681
Fidelity National Information Services, Inc.
0.600% due 03/01/24	15,000	14,078
1.150% due 03/01/26	350,000	303,251
1.650% due 03/01/28	20,000	16,447
2.250% due 03/01/31	50,000	38,566
3.100% due 03/01/41	10,000	6,662
Fiserv, Inc.
2.250% due 06/01/27	100,000	86,483
2.650% due 06/01/30	100,000	81,175
2.750% due 07/01/24	100,000	95,992
3.200% due 07/01/26	25,000	23,053
3.500% due 07/01/29	45,000	39,198
3.850% due 06/01/25	100,000	96,120
4.400% due 07/01/49	40,000	31,117
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	24,008
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	250,000	248,062
6.200% due 10/15/35	50,000	49,019
6.350% due 10/15/45	50,000	45,536
HP, Inc.
2.650% due 06/17/31	100,000	73,528
4.000% due 04/15/29	100,000	87,741
4.200% due 04/15/32	100,000	81,419
4.750% due 01/15/28	100,000	94,007
6.000% due 09/15/41	55,000	47,862
Intel Corp.
1.600% due 08/12/28	25,000	20,662
2.000% due 08/12/31	50,000	38,810
2.450% due 11/15/29	150,000	125,355
2.600% due 05/19/26	100,000	92,919
2.800% due 08/12/41	40,000	27,013
3.050% due 08/12/51	20,000	12,895
3.200% due 08/12/61	25,000	15,642
3.250% due 11/15/49	500,000	332,552
3.700% due 07/29/25	145,000	141,396
4.150% due 08/05/32	100,000	91,204
4.600% due 03/25/40	400,000	352,200
4.900% due 08/05/52	100,000	88,492
International Business Machines Corp.
2.850% due 05/15/40	100,000	69,694
3.000% due 05/15/24	200,000	194,669
3.300% due 05/15/26	300,000	282,885
3.500% due 05/15/29	170,000	153,883
4.150% due 05/15/39	100,000	82,931

	Principal Amount	Value
4.250% due 05/15/49	$ 300,000	$ 238,311
5.600% due 11/30/39	26,000	25,337
Intuit, Inc. 1.650% due 07/15/30	15,000	11,708
KLA Corp.
4.650% due 07/15/32	60,000	57,688
4.950% due 07/15/52	100,000	91,087
Lam Research Corp.
4.000% due 03/15/29	55,000	51,540
4.875% due 03/15/49	25,000	23,135
Leidos, Inc. 2.300% due 02/15/31	55,000	40,818
Maxim Integrated Products, Inc. 3.450% due 06/15/27	100,000	92,913
Microchip Technology, Inc. 0.972% due 02/15/24	200,000	188,578
Micron Technology, Inc.
2.703% due 04/15/32	20,000	14,581
3.366% due 11/01/41	15,000	9,673
3.477% due 11/01/51	25,000	14,842
Microsoft Corp.
2.400% due 08/08/26	250,000	231,691
2.525% due 06/01/50	285,000	187,285
2.675% due 06/01/60	166,000	104,940
2.875% due 02/06/24	35,000	34,316
2.921% due 03/17/52	278,000	196,696
3.125% due 11/03/25	100,000	96,119
3.300% due 02/06/27	300,000	286,200
3.450% due 08/08/36	72,000	63,251
3.700% due 08/08/46	500,000	415,990
NVIDIA Corp.
0.584% due 06/14/24	75,000	70,114
2.000% due 06/15/31	100,000	78,796
2.850% due 04/01/30	250,000	214,647
3.500% due 04/01/50	200,000	147,038
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31	100,000	75,302
3.250% due 05/11/41	60,000	39,485
4.300% due 06/18/29	150,000	134,522
4.400% due 06/01/27	40,000	37,792
5.000% due 01/15/33	50,000	44,968
Oracle Corp.
1.650% due 03/25/26	45,000	39,469
2.300% due 03/25/28	70,000	58,577
2.800% due 04/01/27	500,000	441,989
2.875% due 03/25/31	75,000	59,238
2.950% due 05/15/25	150,000	141,345
3.250% due 11/15/27	350,000	312,345
3.600% due 04/01/40	500,000	340,257
3.650% due 03/25/41	80,000	54,494
3.850% due 07/15/36	50,000	37,498
3.850% due 04/01/60	300,000	182,080
3.900% due 05/15/35	105,000	80,640
3.950% due 03/25/51	120,000	79,812
4.000% due 07/15/46	250,000	169,554
4.100% due 03/25/61	95,000	60,057
4.300% due 07/08/34	100,000	81,674
4.375% due 05/15/55	200,000	137,419
6.125% due 07/08/39	100,000	91,877
6.500% due 04/15/38	100,000	95,355
Qorvo, Inc. 1.750% due 12/15/24 ~	30,000	27,746
QUALCOMM, Inc.
2.900% due 05/20/24	50,000	48,626
3.250% due 05/20/27	50,000	46,889
3.450% due 05/20/25	150,000	145,332
4.250% due 05/20/32	20,000	18,910
4.300% due 05/20/47	30,000	25,536
4.500% due 05/20/52	45,000	38,749
4.800% due 05/20/45	150,000	136,199
Roper Technologies, Inc.
1.750% due 02/15/31	200,000	147,740

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
2.350% due 09/15/24	$15,000	$14,268
3.800% due 12/15/26	30,000	28,560
4.200% due 09/15/28	95,000	88,856
Salesforce, Inc.
0.625% due 07/15/24	55,000	51,309
1.500% due 07/15/28	65,000	54,624
1.950% due 07/15/31	80,000	63,110
2.700% due 07/15/41	60,000	41,458
2.900% due 07/15/51	100,000	66,248
3.050% due 07/15/61	50,000	31,353
ServiceNow, Inc. 1.400% due 09/01/30	65,000	47,952
Texas Instruments, Inc.
1.375% due 03/12/25	250,000	232,483
4.150% due 05/15/48	100,000	85,606
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41	200,000	149,067
3.875% due 04/22/27	200,000	190,865
VMware, Inc.
2.200% due 08/15/31	250,000	182,349
3.900% due 08/21/27	30,000	27,683
Western Digital Corp.
2.850% due 02/01/29	30,000	23,354
3.100% due 02/01/32	55,000	37,501
Xilinx, Inc. 2.950% due 06/01/24	100,000	97,476

		18,238,118

Utilities - 2.0%
AEP Texas, Inc.
3.450% due 05/15/51	35,000	24,069
4.700% due 05/15/32	100,000	92,240
AEP Transmission Co. LLC 4.250% due 09/15/48	35,000	28,674
AES Corp.
1.375% due 01/15/26	75,000	64,685
2.450% due 01/15/31	100,000	76,651
Alabama Power Co.
3.125% due 07/15/51	100,000	67,122
4.150% due 08/15/44	90,000	73,182
4.300% due 07/15/48	15,000	12,435
Ameren Illinois Co.
3.250% due 03/01/25	50,000	48,183
3.800% due 05/15/28	50,000	46,635
3.850% due 09/01/32	50,000	45,113
4.150% due 03/15/46	50,000	41,368
American Electric Power Co., Inc.
0.750% due 11/01/23	20,000	19,164
1.000% due 11/01/25	30,000	26,313
American Water Capital Corp.
2.300% due 06/01/31	50,000	39,704
2.950% due 09/01/27	35,000	31,807
3.250% due 06/01/51	50,000	35,023
3.450% due 06/01/29	100,000	89,154
3.750% due 09/01/47	50,000	37,652
4.300% due 12/01/42	100,000	83,522
4.450% due 06/01/32	75,000	69,720
Appalachian Power Co.
3.700% due 05/01/50	150,000	106,533
7.000% due 04/01/38	150,000	162,103
Arizona Public Service Co.
2.200% due 12/15/31	65,000	48,712
2.950% due 09/15/27	50,000	44,534
4.500% due 04/01/42	100,000	81,247
Atmos Energy Corp.
2.625% due 09/15/29	150,000	128,041
3.000% due 06/15/27	30,000	27,563
4.150% due 01/15/43	64,000	53,119
4.300% due 10/01/48	50,000	42,250
Avangrid, Inc. 3.150% due 12/01/24	50,000	47,849

	Principal Amount	Value
Baltimore Gas and Electric Co.
2.900% due 06/15/50	$30,000	$19,585
3.200% due 09/15/49	70,000	48,510
3.750% due 08/15/47	50,000	38,757
Berkshire Hathaway Energy Co.
3.250% due 04/15/28	30,000	27,251
3.800% due 07/15/48	25,000	18,881
4.250% due 10/15/50	200,000	161,460
4.450% due 01/15/49	50,000	42,048
6.125% due 04/01/36	99,000	101,464
Berkshire Hathaway Finance Corp. 4.600% due 05/01/53 ~	250,000	211,372
Black Hills Corp.
3.150% due 01/15/27	50,000	45,854
4.350% due 05/01/33	30,000	26,277
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31	55,000	44,986
2.400% due 09/01/26	50,000	45,441
3.000% due 02/01/27	50,000	46,556
3.350% due 04/01/51	85,000	61,174
CenterPoint Energy Resources Corp. 4.000% due 04/01/28	100,000	92,899
Commonwealth Edison Co.
3.150% due 03/15/32	35,000	30,118
3.700% due 08/15/28	20,000	18,557
3.750% due 08/15/47	50,000	38,661
3.800% due 10/01/42	100,000	79,509
Connecticut Light & Power Co.
0.750% due 12/01/25	150,000	131,929
4.150% due 06/01/45	25,000	20,497
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31	50,000	40,021
3.600% due 06/15/61	50,000	34,471
3.950% due 03/01/43	100,000	78,200
3.950% due 04/01/50	250,000	193,109
4.000% due 12/01/28	100,000	93,864
4.125% due 05/15/49	50,000	38,939
4.300% due 12/01/56	50,000	38,733
4.500% due 12/01/45	100,000	83,130
Consumers Energy Co.
3.250% due 08/15/46	50,000	36,392
3.600% due 08/15/32	65,000	58,073
3.800% due 11/15/28	100,000	93,818
4.350% due 04/15/49	100,000	85,475
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43	100,000	86,817
5.300% due 05/15/33	50,000	49,864
5.450% due 02/01/41	50,000	48,125
Dominion Energy, Inc.
1.450% due 04/15/26	40,000	35,167
2.250% due 08/15/31	45,000	35,162
2.850% due 08/15/26	30,000	27,439
3.071% due 08/15/24 §	70,000	67,187
3.300% due 04/15/41	30,000	21,698
3.375% due 04/01/30	350,000	301,522
4.250% due 06/01/28	50,000	46,922
4.700% due 12/01/44	100,000	84,600
DTE Electric Co.
2.250% due 03/01/30	50,000	41,289
2.950% due 03/01/50	50,000	33,638
3.000% due 03/01/32	150,000	126,591
3.375% due 03/01/25	50,000	48,300
3.650% due 03/15/24	51,000	50,262
3.650% due 03/01/52	55,000	41,689
DTE Energy Co. 4.220% due 11/01/24	75,000	73,626
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	152,286
6.050% due 04/15/38	110,000	113,725
6.100% due 06/01/37	25,000	24,748
Duke Energy Corp.
2.450% due 06/01/30	160,000	128,082

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
2.550% due 06/15/31	$ 100,000	$ 78,564
3.150% due 08/15/27	50,000	45,317
3.300% due 06/15/41	100,000	69,953
3.500% due 06/15/51	100,000	67,477
3.950% due 08/15/47	50,000	36,544
4.200% due 06/15/49	65,000	49,376
4.500% due 08/15/32	180,000	163,021
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	195,199
2.500% due 12/01/29	50,000	42,325
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	37,404
3.250% due 10/01/49	50,000	34,044
3.750% due 05/15/46	50,000	37,591
4.900% due 07/15/43	100,000	88,061
Duke Energy Ohio, Inc. 2.125% due 06/01/30	35,000	27,987
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	93,141
Edison International
4.700% due 08/15/25	200,000	193,958
5.750% due 06/15/27	10,000	9,807
El Paso Electric Co. 5.000% due 12/01/44	50,000	43,385
Emera US Finance LP (Canada)
3.550% due 06/15/26	35,000	32,547
4.750% due 06/15/46	200,000	157,628
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	46,346
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	48,477
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	47,559
4.200% due 04/01/49	50,000	41,023
Entergy Corp.
0.900% due 09/15/25	150,000	132,116
2.800% due 06/15/30	100,000	81,134
2.950% due 09/01/26	30,000	27,453
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	50,669
Entergy Louisiana LLC
0.620% due 11/17/23	15,000	14,353
2.350% due 06/15/32	100,000	77,627
3.100% due 06/15/41	400,000	289,035
3.250% due 04/01/28	50,000	44,813
4.200% due 09/01/48	50,000	40,356
4.950% due 01/15/45	40,000	35,895
Essential Utilities, Inc.
2.400% due 05/01/31	100,000	78,237
5.300% due 05/01/52	25,000	22,483
Evergy Kansas Central, Inc.
3.100% due 04/01/27	50,000	46,753
4.100% due 04/01/43	100,000	80,636
Evergy Metro, Inc. 3.650% due 08/15/25	50,000	48,343
Eversource Energy
2.900% due 10/01/24	50,000	47,983
2.900% due 03/01/27	100,000	90,887
3.300% due 01/15/28	100,000	90,392
3.375% due 03/01/32	100,000	84,231
3.800% due 12/01/23	15,000	14,822
4.200% due 06/27/24	55,000	54,279
4.250% due 04/01/29	25,000	23,218
Exelon Corp.
3.950% due 06/15/25	100,000	96,724
4.050% due 04/15/30	300,000	272,246
4.100% due 03/15/52 ~	300,000	232,307
4.450% due 04/15/46	100,000	81,892
4.950% due 06/15/35	35,000	32,046
5.100% due 06/15/45	35,000	31,273
Florida Power & Light Co.
2.850% due 04/01/25	350,000	335,255

	Principal Amount	Value
3.700% due 12/01/47	$ 200,000	$ 156,210
4.950% due 06/01/35	100,000	96,515
5.690% due 03/01/40	35,000	35,378
5.950% due 02/01/38	125,000	129,890
Georgia Power Co.
4.300% due 03/15/42	100,000	80,056
4.700% due 05/15/32	100,000	93,823
5.125% due 05/15/52	100,000	90,497
Indiana Michigan Power Co.
3.250% due 05/01/51	60,000	40,225
4.250% due 08/15/48	25,000	19,960
Interstate Power & Light Co. 3.500% due 09/30/49	25,000	17,936
ITC Holdings Corp.
3.350% due 11/15/27	50,000	45,575
3.650% due 06/15/24	25,000	24,380
Kentucky Utilities Co. 4.375% due 10/01/45	40,000	33,120
Louisville Gas & Electric Co. 4.250% due 04/01/49	35,000	28,321
MidAmerican Energy Co.
3.650% due 08/01/48	100,000	75,917
6.750% due 12/30/31	100,000	110,144
Mississippi Power Co. 3.950% due 03/30/28	25,000	23,085
National Fuel Gas Co. 3.950% due 09/15/27	50,000	44,755
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31	100,000	73,332
1.650% due 06/15/31	200,000	150,157
4.023% due 11/01/32	100,000	90,071
8.000% due 03/01/32	50,000	58,597
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30	80,000	63,943
2.940% due 03/21/24	250,000	243,028
4.800% due 12/01/77	100,000	80,440
5.650% due 05/01/79	100,000	87,332
NiSource, Inc.
0.950% due 08/15/25	200,000	177,708
3.490% due 05/15/27	50,000	46,010
3.950% due 03/30/48	50,000	37,016
4.800% due 02/15/44	100,000	84,219
5.250% due 02/15/43	100,000	89,696
Northern States Power Co.
2.600% due 06/01/51	50,000	31,230
4.500% due 06/01/52	75,000	66,160
Oglethorpe Power Corp. 5.050% due 10/01/48	100,000	84,160
Ohio Edison Co. 6.875% due 07/15/36	150,000	160,573
Ohio Power Co. 1.625% due 01/15/31	65,000	48,997
Oklahoma Gas & Electric Co. 3.850% due 08/15/47	50,000	38,354
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25	70,000	61,675
3.700% due 11/15/28	100,000	92,845
3.800% due 09/30/47	50,000	39,768
4.150% due 06/01/32 ~	40,000	37,310
5.300% due 06/01/42	100,000	96,861
Pacific Gas and Electric Co.
2.500% due 02/01/31	100,000	72,888
3.300% due 08/01/40	250,000	160,563
3.450% due 07/01/25	400,000	372,426
3.500% due 08/01/50	45,000	27,495
4.400% due 03/01/32	100,000	82,450
4.500% due 07/01/40	300,000	218,909
4.550% due 07/01/30	300,000	257,431
4.950% due 07/01/50	200,000	146,943
PacifiCorp
2.900% due 06/15/52	80,000	51,424
3.300% due 03/15/51	300,000	210,571
3.500% due 06/15/29	35,000	31,651
4.125% due 01/15/49	70,000	55,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
PECO Energy Co.
2.800% due 06/15/50	$ 45,000	$ 29,133
3.000% due 09/15/49	55,000	36,527
3.150% due 10/15/25	50,000	47,778
3.900% due 03/01/48	60,000	47,461
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50	225,000	149,966
4.650% due 08/01/43	35,000	29,381
Potomac Electric Power Co. 3.600% due 03/15/24	100,000	98,334
PPL Electric Utilities Corp.
3.000% due 10/01/49	70,000	47,011
4.150% due 10/01/45	25,000	20,209
4.150% due 06/15/48	100,000	82,822
4.750% due 07/15/43	50,000	44,393
Progress Energy, Inc. 7.750% due 03/01/31	100,000	110,771
Public Service Co. of Colorado
1.875% due 06/15/31	200,000	156,488
2.700% due 01/15/51	100,000	63,447
3.700% due 06/15/28	50,000	46,762
3.800% due 06/15/47	50,000	39,012
Public Service Co. of New Hampshire 2.200% due 06/15/31	30,000	24,096
Public Service Co. of Oklahoma 2.200% due 08/15/31	100,000	77,983
Public Service Electric & Gas Co. 3.100% due 03/15/32	100,000	85,353
Public Service Electric and Gas Co.
0.950% due 03/15/26	100,000	87,796
2.050% due 08/01/50	100,000	54,495
3.000% due 03/01/51	100,000	66,802
3.200% due 08/01/49	60,000	41,948
4.050% due 05/01/48	25,000	20,501
Public Service Enterprise Group, Inc.
2.450% due 11/15/31	100,000	77,985
2.875% due 06/15/24	70,000	67,370
Puget Energy, Inc.
3.650% due 05/15/25	100,000	94,708
4.224% due 03/15/32	70,000	60,530
Puget Sound Energy, Inc.
2.893% due 09/15/51	55,000	35,228
5.795% due 03/15/40	25,000	24,595
San Diego Gas & Electric Co.
1.700% due 10/01/30	95,000	73,325
3.750% due 06/01/47	50,000	37,513
4.100% due 06/15/49	100,000	79,658
4.150% due 05/15/48	25,000	20,111
Sempra Energy
3.400% due 02/01/28	65,000	58,882
3.800% due 02/01/38	100,000	78,193
4.125% due 04/01/52	300,000	236,468
Southern California Edison Co.
2.250% due 06/01/30	120,000	95,220
2.850% due 08/01/29	75,000	63,348
2.950% due 02/01/51	320,000	195,518
3.500% due 10/01/23	100,000	98,578
3.650% due 03/01/28	50,000	45,653
3.650% due 02/01/50	70,000	48,097
3.700% due 08/01/25	30,000	28,863
3.900% due 03/15/43	50,000	37,183
4.125% due 03/01/48	10,000	7,459
4.500% due 09/01/40	50,000	40,551
Southern California Gas Co. 2.600% due 06/15/26	50,000	45,923
Southern Co.
4.000% due 01/15/51	350,000	314,545
4.250% due 07/01/36	30,000	25,342
4.400% due 07/01/46	450,000	352,634
Southwest Gas Corp.
3.800% due 09/29/46	50,000	33,820
4.050% due 03/15/32	60,000	50,478

	Principal Amount	Value
Southwestern Electric Power Co.
3.250% due 11/01/51	$200,000	$127,567
3.900% due 04/01/45	50,000	36,064
4.100% due 09/15/28	50,000	46,218
6.200% due 03/15/40	50,000	49,196
Southwestern Public Service Co.
3.300% due 06/15/24	50,000	48,803
3.750% due 06/15/49	100,000	75,889
Tampa Electric Co.
4.300% due 06/15/48	50,000	41,863
4.450% due 06/15/49	50,000	42,374
Tucson Electric Power Co.
3.050% due 03/15/25	50,000	47,936
4.850% due 12/01/48	100,000	86,307
Union Electric Co.
2.625% due 03/15/51	200,000	123,496
3.900% due 04/01/52	30,000	23,645
8.450% due 03/15/39	100,000	121,906
Virginia Electric & Power Co.
2.300% due 11/15/31	100,000	79,413
2.400% due 03/30/32	50,000	39,919
2.950% due 11/15/26	50,000	46,138
3.150% due 01/15/26	35,000	32,950
3.750% due 05/15/27	80,000	75,620
3.800% due 09/15/47	50,000	38,257
4.000% due 11/15/46	20,000	15,924
8.875% due 11/15/38	25,000	31,954
Washington Gas Light Co. 3.650% due 09/15/49	25,000	18,458
WEC Energy Group, Inc.
0.800% due 03/15/24	160,000	150,680
2.200% due 12/15/28	100,000	82,735
Wisconsin Electric Power Co. 4.300% due 10/15/48	10,000	8,270
Wisconsin Power & Light Co. 3.050% due 10/15/27	100,000	91,388
Xcel Energy, Inc.
0.500% due 10/15/23	40,000	38,132
4.000% due 06/15/28	50,000	46,924
4.600% due 06/01/32	35,000	32,498

		20,413,879

Total Corporate Bonds & Notes (Cost $309,225,216)		260,307,595

MORTGAGE-BACKED SECURITIES - 29.5%
Collateralized Mortgage Obligations - Commercial - 1.9%
Bank
1.844% due 03/15/63	131,250	102,484
1.997% due 11/15/53	250,000	196,498
2.470% due 09/15/64	500,000	402,815
2.649% due 01/15/63	200,000	168,423
2.920% due 12/15/52	200,000	172,170
3.175% due 09/15/60	200,000	181,967
BBCMS Mortgage Trust
2.299% due 02/15/54	300,000	241,176
2.639% due 02/15/53	200,000	168,444
3.662% due 04/15/55 §	300,000	266,337
Benchmark Mortgage Trust
1.850% due 09/15/53	250,000	196,845
1.925% due 07/15/53	197,917	156,815
2.576% due 11/15/54	350,000	283,552
2.577% due 04/15/54	200,000	163,644
2.732% due 02/15/53	200,000	169,190
4.121% due 07/15/51 §	200,000	188,099
CD Mortgage Trust 3.456% due 11/13/50	175,000	160,890
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	285,194	274,285
3.778% due 09/10/58	600,000	574,096

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust
3.525% due 02/10/49	$ 192,775	$ 187,418
3.819% due 06/10/47	300,000	293,391
4.228% due 05/10/51	400,000	377,772
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	546,573
Fannie Mae - Aces
1.270% due 07/25/30	200,000	157,267
1.514% due 02/25/31 §	245,000	194,822
1.725% due 10/25/31 §	250,000	197,645
1.740% due 11/25/32 §	500,000	387,898
1.821% due 02/25/30	48,200	40,406
2.723% due 10/25/24	149,781	143,898
2.980% due 08/25/29	500,000	457,488
3.002% due 01/25/28 §	478,382	444,727
3.061% due 05/25/27 §	184,449	173,882
3.091% due 12/25/27 §	143,584	133,608
3.766% due 08/25/30 §	300,000	282,315
Freddie Mac 3.800% due 12/25/32	350,000	327,128
Freddie Mac Multifamily Structured Pass-Through Certificates
1.350% due 05/25/30	575,000	460,390
1.406% due 08/25/30	250,000	199,271
1.477% due 04/25/30	107,143	86,979
1.517% due 03/25/30	222,222	181,676
1.547% due 10/25/30	200,000	160,159
1.558% due 04/25/30	140,000	114,304
1.621% due 12/25/30	186,667	150,034
1.872% due 01/25/30	166,667	140,257
1.940% due 02/25/35	352,000	263,603
2.020% due 03/25/31	250,000	206,909
2.361% due 10/25/36	250,000	189,633
2.524% due 10/25/29	200,000	176,432
2.673% due 03/25/26 - 09/25/29	800,000	740,962
2.745% due 01/25/26	400,000	377,794
2.862% due 05/25/26	498,894	470,568
2.946% due 07/25/24	694,966	677,049
3.171% due 10/25/24	850,000	826,420
3.208% due 02/25/26	375,000	358,939
3.422% due 02/25/29	196,721	185,072
3.926% due 06/25/28	100,000	96,870
3.990% due 08/25/33 §	42,000	39,963
GS Mortgage Securities Trust 3.734% due 11/10/48	1,000,000	951,272
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	553,903
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	241,189
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	570,000	534,218
3.753% due 12/15/47	700,000	667,807
Morgan Stanley Capital I Trust
2.728% due 05/15/54	250,000	207,507
3.596% due 12/15/49	400,000	369,709
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54	250,000	203,962
2.652% due 08/15/49	350,000	316,622
2.925% due 04/15/50	300,000	283,864
3.453% due 07/15/50	500,000	461,018
4.184% due 06/15/51	200,000	188,820

		19,497,143

Fannie Mae - 14.9%
due 10/18/37 - 10/13/52 #	17,050,000	15,761,131
1.500% due 12/01/35 - 11/01/51	13,147,171	10,682,211
2.000% due 11/01/35 - 04/01/52	61,446,643	50,671,951
2.500% due 10/01/27 - 04/01/52	36,836,106	31,525,049

	Principal Amount	Value
3.000% due 02/01/27 - 05/01/52	$ 19,882,335	$ 17,694,552
3.246% (USD LIBOR + 1.695%) due 06/01/38 §	769	765
3.500% due 10/01/25 - 06/01/52	13,044,516	11,975,811
3.940% (USD LIBOR + 1.690%) due 08/01/39 §	2,472	2,529
4.000% due 04/01/24 - 08/01/52	9,073,748	8,583,269
4.500% due 05/01/23 - 03/01/50	3,015,861	2,940,463
5.000% due 09/01/23 - 09/01/48	1,076,713	1,082,708
5.500% due 11/01/33 - 07/01/41	624,871	644,587
6.000% due 09/01/34 - 06/01/40	260,974	274,129
6.500% due 09/01/36 - 07/01/38	41,697	43,160

		151,882,315

Freddie Mac - 6.8%
1.500% due 02/01/37 - 05/01/51	5,244,964	4,277,188
2.000% due 09/01/35 - 03/01/52	26,611,232	22,107,806
2.500% due 08/01/28 - 12/01/51	23,625,920	20,177,170
3.000% due 09/01/26 - 03/01/52	12,406,253	11,092,602
3.500% due 03/01/26 - 05/01/50	6,832,538	6,267,712
4.000% due 02/01/25 - 01/01/48	3,238,614	3,082,307
4.500% due 08/01/24 - 07/01/48	1,175,831	1,150,335
5.000% due 12/01/31 - 03/01/41	508,344	511,927
5.500% due 04/01/34 - 08/01/40	247,427	255,030
6.000% due 04/01/36 - 05/01/40	362,498	380,893
6.500% due 08/01/37 - 04/01/39	28,829	29,980

		69,332,950

Government National Mortgage Association - 5.9%
due 10/01/52 - 10/20/52 #	4,300,000	4,036,245
2.000% due 10/20/50 - 05/20/52	17,468,141	14,643,453
2.500% due 01/20/43 - 05/20/52	17,839,903	15,414,608
3.000% due 08/20/42 - 12/20/51	11,935,609	10,667,328
3.500% due 10/15/41 - 06/20/52	9,165,714	8,461,421
4.000% due 06/15/39 - 01/20/50	3,603,536	3,428,462
4.500% due 02/15/39 - 12/20/47	1,571,217	1,548,059
5.000% due 05/15/36 - 01/20/48	730,536	735,591
5.500% due 04/15/37 - 04/15/40	193,705	203,450
6.000% due 01/15/38 - 06/15/41	72,652	77,670
6.500% due 10/15/38 - 02/15/39	18,704	19,443

		59,235,730

Total Mortgage-Backed Securities (Cost $347,532,900)		299,948,138

ASSET-BACKED SECURITIES - 0.3%
BA Credit Card Trust 0.440% due 09/15/26	27,000	25,378
Capital One Multi-Asset Execution Trust 1.040% due 11/15/26	350,000	324,632
Chase Issuance Trust 3.970% due 09/15/27	180,000	176,900
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	275,440
CNH Equipment Trust 0.440% due 08/17/26	225,000	213,931
Discover Card Execution Note Trust 1.030% due 09/15/28	272,000	237,215
Ford Credit Auto Owner Trust 1.290% due 06/15/26	182,000	173,636
GM Financial Automobile Leasing Trust 3.420% due 06/20/25	400,000	392,458
Hyundai Auto Receivables Trust 0.380% due 01/15/26	250,000	238,331
John Deere Owner Trust 0.520% due 03/16/26	86,000	81,304
Nissan Auto Lease Trust 3.810% due 05/15/25	250,000	247,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Santander Drive Auto Receivables Trust 4.140% due 02/16/27	$300,000	$296,540
Synchrony Card Funding LLC 3.370% due 04/15/28	180,000	174,222
Toyota Auto Receivables Owner Trust 1.230% due 06/15/26	250,000	237,160
World Omni Auto Receivables Trust 0.840% due 09/15/27	272,000	245,907

Total Asset-Backed Securities (Cost $3,537,095)		3,340,397

U.S. GOVERNMENT AGENCY ISSUES - 1.3%
Fannie Mae
0.250% due 11/27/23	1,125,000	1,074,891
0.375% due 08/25/25	95,000	84,968
0.500% due 11/07/25	1,115,000	993,246
0.625% due 04/22/25	430,000	391,946
0.750% due 10/08/27	300,000	255,148
0.875% due 08/05/30	500,000	391,361
2.625% due 09/06/24	960,000	931,302
5.625% due 07/15/37	100,000	112,928
6.625% due 11/15/30	500,000	584,307
7.125% due 01/15/30	525,000	621,683
Federal Farm Credit Banks Funding Corp.
0.250% due 02/26/24	530,000	501,307
3.375% due 08/26/24	1,000,000	982,784
Federal Home Loan Bank
0.375% due 09/04/25	475,000	426,046
0.500% due 04/14/25	500,000	453,965
1.250% due 12/21/26	300,000	267,489
2.125% due 02/28/24	415,000	402,837
5.500% due 07/15/36	100,000	111,838
Freddie Mac
0.250% due 11/06/23	800,000	765,058
0.250% due 12/04/23	680,000	648,870
0.375% due 07/21/25	180,000	161,531
0.375% due 09/23/25	825,000	735,994
1.500% due 02/12/25	250,000	234,344
2.750% due 06/28/24	850,000	827,132
6.250% due 07/15/32	225,000	262,001
Tennessee Valley Authority
3.500% due 12/15/42	100,000	84,005
4.250% due 09/15/65	200,000	178,697
5.250% due 09/15/39	25,000	26,630
5.375% due 04/01/56	50,000	54,164
6.750% due 11/01/25	150,000	160,374
7.125% due 05/01/30	50,000	59,331

Total U.S. Government Agency Issues (Cost $13,709,126)		12,786,177

U.S. TREASURY OBLIGATIONS - 40.7%
U.S. Treasury Bonds - 7.7%
1.125% due 05/15/40	1,750,000	1,094,844
1.125% due 08/15/40	3,700,000	2,294,145
1.250% due 05/15/50	3,350,000	1,876,589
1.375% due 11/15/40	4,500,000	2,911,728
1.375% due 08/15/50	3,600,000	2,086,594
1.625% due 11/15/50	3,100,000	1,926,117
1.750% due 08/15/41	1,750,000	1,197,622
1.875% due 02/15/41	3,100,000	2,197,428
1.875% due 02/15/51	3,100,000	2,053,508
1.875% due 11/15/51	2,900,000	1,919,098
2.000% due 11/15/41	4,500,000	3,223,564
2.000% due 02/15/50	2,250,000	1,547,139
2.000% due 08/15/51	4,200,000	2,870,766
2.250% due 05/15/41	1,200,000	907,852
2.250% due 08/15/46	2,150,000	1,550,100

	Principal Amount	Value
2.250% due 08/15/49	$ 1,100,000	$ 805,062
2.250% due 02/15/52	2,700,000	1,962,562
2.375% due 02/15/42	1,250,000	958,398
2.375% due 11/15/49	1,950,000	1,469,508
2.375% due 05/15/51	3,000,000	2,245,781
2.500% due 02/15/45	2,800,000	2,137,187
2.500% due 02/15/46	2,600,000	1,976,203
2.500% due 05/15/46	1,000,000	758,906
2.750% due 08/15/42	450,000	365,959
2.750% due 11/15/42	1,850,000	1,500,379
2.750% due 11/15/47	2,500,000	2,002,051
2.875% due 08/15/45	1,000,000	816,836
2.875% due 05/15/49	1,275,000	1,063,654
3.000% due 05/15/42	1,075,000	915,388
3.000% due 05/15/45	1,500,000	1,253,496
3.000% due 11/15/45	1,900,000	1,587,316
3.000% due 02/15/47	500,000	418,477
3.000% due 05/15/47	1,700,000	1,424,547
3.000% due 02/15/48	2,000,000	1,684,687
3.000% due 08/15/48	1,500,000	1,269,873
3.000% due 02/15/49	2,000,000	1,707,852
3.000% due 08/15/52	1,500,000	1,294,922
3.125% due 11/15/41	975,000	848,707
3.125% due 02/15/43	1,000,000	860,430
3.125% due 08/15/44	600,000	513,305
3.125% due 05/15/48	2,700,000	2,336,818
3.250% due 05/15/42	1,000,000	887,812
3.625% due 08/15/43	1,525,000	1,423,373
3.625% due 02/15/44	500,000	465,176
3.750% due 08/15/41	1,300,000	1,247,035
3.750% due 11/15/43	1,000,000	950,703
4.250% due 11/15/40	750,000	774,888
4.375% due 05/15/40	1,025,000	1,079,393
4.375% due 05/15/41	775,000	812,600
4.500% due 02/15/36	1,750,000	1,893,862
4.500% due 05/15/38	500,000	539,238
4.500% due 08/15/39	700,000	752,322
4.750% due 02/15/41	1,350,000	1,486,002
5.375% due 02/15/31	1,100,000	1,216,725
6.250% due 05/15/30	1,050,000	1,209,940

		78,574,467

U.S. Treasury Notes – 33.0%
0.125% due 02/15/24	2,300,000	2,172,871
0.250% due 11/15/23	2,000,000	1,912,109
0.250% due 03/15/24	3,500,000	3,301,074
0.250% due 06/15/24	2,500,000	2,335,303
0.250% due 05/31/25	2,750,000	2,473,979
0.250% due 06/30/25	3,500,000	3,142,002
0.250% due 07/31/25	5,000,000	4,470,020
0.250% due 08/31/25	3,500,000	3,118,418
0.250% due 09/30/25	4,200,000	3,733,406
0.250% due 10/31/25	6,000,000	5,314,570
0.375% due 10/31/23	2,750,000	2,636,724
0.375% due 04/30/25	3,000,000	2,717,988
0.375% due 11/30/25	2,500,000	2,216,943
0.375% due 12/31/25	3,500,000	3,095,586
0.375% due 01/31/26	4,000,000	3,524,062
0.500% due 11/30/23	5,000,000	4,786,328
0.500% due 03/31/25	3,000,000	2,737,383
0.500% due 02/28/26	3,500,000	3,089,160
0.500% due 05/31/27	3,500,000	2,969,941
0.500% due 06/30/27	1,000,000	846,836
0.500% due 08/31/27	2,500,000	2,106,348
0.500% due 10/31/27	2,000,000	1,674,688
0.625% due 10/15/24	2,750,000	2,556,694
0.625% due 07/31/26	3,250,000	2,843,115
0.625% due 12/31/27	5,000,000	4,195,117
0.625% due 05/15/30	3,350,000	2,639,957
0.625% due 08/15/30	3,400,000	2,664,883
0.750% due 11/15/24	3,500,000	3,252,539

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
0.750% due 03/31/26	$2,500,000	$2,220,410
0.750% due 04/30/26	2,500,000	2,214,355
0.750% due 05/31/26	3,000,000	2,650,078
0.750% due 08/31/26	3,000,000	2,631,680
0.750% due 01/31/28	2,500,000	2,105,176
0.875% due 01/31/24	1,000,000	955,430
0.875% due 06/30/26	4,500,000	3,984,961
0.875% due 09/30/26	2,950,000	2,595,885
0.875% due 11/15/30	4,250,000	3,387,051
1.000% due 12/15/24	2,000,000	1,863,984
1.000% due 07/31/28	2,000,000	1,685,078
1.125% due 01/15/25	3,000,000	2,795,508
1.125% due 02/28/25	3,500,000	3,250,898
1.125% due 10/31/26	5,000,000	4,434,180
1.125% due 02/28/27	750,000	660,557
1.125% due 02/29/28	2,750,000	2,360,811
1.125% due 08/31/28	2,750,000	2,328,799
1.125% due 02/15/31	3,500,000	2,835,137
1.250% due 08/31/24	4,000,000	3,781,406
1.250% due 11/30/26	5,000,000	4,450,391
1.250% due 12/31/26	3,500,000	3,109,531
1.250% due 03/31/28	1,000,000	862,461
1.250% due 04/30/28	2,500,000	2,151,465
1.250% due 05/31/28	3,000,000	2,576,719
1.250% due 06/30/28	1,500,000	1,285,898
1.250% due 09/30/28	3,000,000	2,554,336
1.250% due 08/15/31	5,500,000	4,446,191
1.375% due 01/31/25	4,000,000	3,747,344
1.375% due 08/31/26	3,500,000	3,150,410
1.375% due 12/31/28	2,400,000	2,054,719
1.375% due 11/15/31	2,500,000	2,031,885
1.500% due 02/29/24	1,500,000	1,442,783
1.500% due 09/30/24	3,000,000	2,844,551
1.500% due 10/31/24	2,000,000	1,891,641
1.500% due 02/15/25	2,000,000	1,875,156
1.500% due 08/15/26	3,200,000	2,895,000
1.500% due 01/31/27	3,500,000	3,138,242
1.500% due 11/30/28	2,500,000	2,155,371
1.500% due 02/15/30	3,250,000	2,759,199
1.625% due 10/31/23	3,000,000	2,916,094
1.625% due 02/15/26	1,900,000	1,745,402
1.625% due 05/15/26	1,300,000	1,188,535
1.625% due 10/31/26	5,500,000	4,983,301
1.625% due 08/15/29	2,000,000	1,725,234
1.625% due 05/15/31	6,000,000	5,038,125
1.750% due 12/31/24	1,600,000	1,516,313
1.750% due 03/15/25	1,500,000	1,412,695
1.750% due 12/31/26	2,500,000	2,271,191
1.750% due 01/31/29	1,500,000	1,310,156
1.875% due 08/31/24	3,000,000	2,869,453
1.875% due 07/31/26	1,000,000	919,414
1.875% due 02/28/27	3,000,000	2,732,812
1.875% due 02/28/29	3,000,000	2,641,172
1.875% due 02/15/32	3,500,000	2,966,523
2.000% due 05/31/24	3,500,000	3,371,348
2.000% due 02/15/25	2,000,000	1,898,438
2.000% due 11/15/26	1,000,000	918,516
2.125% due 11/30/23	2,500,000	2,439,893
2.125% due 05/15/25	3,500,000	3,316,387
2.250% due 12/31/23	4,000,000	3,902,344
2.250% due 01/31/24	2,000,000	1,947,188
2.250% due 03/31/24	2,000,000	1,940,313
2.250% due 04/30/24	3,250,000	3,147,295
2.250% due 10/31/24	800,000	768,344
2.250% due 11/15/24	2,000,000	1,918,906
2.250% due 12/31/24	2,500,000	2,394,434
2.250% due 11/15/25	2,200,000	2,072,383
2.250% due 08/15/27	4,200,000	3,861,949
2.250% due 11/15/27	2,300,000	2,105,219
2.375% due 02/29/24	3,000,000	2,921,250
2.375% due 08/15/24	9,550,000	9,224,330
2.375% due 04/30/26	1,000,000	940,156

	Principal Amount	Value
2.375% due 05/15/27	$ 2,750,000	$ 2,549,551
2.375% due 03/31/29	2,675,000	2,422,756
2.375% due 05/15/29	1,000,000	905,156
2.500% due 04/30/24	2,000,000	1,944,531
2.500% due 05/31/24	1,500,000	1,456,787
2.500% due 01/31/25	4,000,000	3,843,750
2.500% due 03/31/27	2,500,000	2,335,742
2.625% due 04/15/25	2,000,000	1,921,016
2.625% due 05/31/27	2,500,000	2,347,363
2.625% due 02/15/29	2,750,000	2,534,619
2.625% due 07/31/29	2,000,000	1,838,281
2.750% due 11/15/23	5,350,000	5,259,196
2.750% due 04/30/27	2,000,000	1,887,891
2.750% due 07/31/27	1,500,000	1,412,695
2.750% due 02/15/28	3,500,000	3,278,379
2.750% due 05/31/29	2,000,000	1,852,578
2.750% due 08/15/32	1,500,000	1,371,797
2.875% due 05/31/25	1,200,000	1,158,047
2.875% due 06/15/25	1,000,000	964,570
2.875% due 05/15/28	2,500,000	2,350,293
2.875% due 08/15/28	1,750,000	1,642,266
2.875% due 04/30/29	2,000,000	1,867,500
2.875% due 05/15/32	3,500,000	3,236,680
3.000% due 06/30/24	2,000,000	1,956,680
3.000% due 07/31/24	3,500,000	3,422,344
3.125% due 08/31/27	2,500,000	2,398,437
3.125% due 11/15/28	3,000,000	2,851,289
3.250% due 08/31/24	2,000,000	1,964,062
3.250% due 06/30/27	1,000,000	963,945
3.250% due 06/30/29	1,750,000	1,672,993
3.875% due 09/30/29	1,500,000	1,493,555
4.125% due 09/30/27	1,000,000	1,003,359

		336,125,942

Total U.S. Treasury Obligations (Cost $471,611,898)		414,700,409

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
0.750% due 05/19/26	300,000	264,271
1.625% due 01/22/25	150,000	141,303
2.875% due 04/28/25	300,000	289,383
Chile Government (Chile)
2.550% due 07/27/33	250,000	187,709
3.100% due 01/22/61	400,000	232,766
3.125% due 01/21/26	75,000	70,255
3.500% due 01/31/34	200,000	163,554
3.860% due 06/21/47	300,000	221,685
Export Development Canada (Canada)
3.000% due 05/25/27	200,000	189,514
3.375% due 08/26/25	90,000	87,472
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	176,246
1.625% due 01/18/27	400,000	352,210
3.625% due 11/27/23	200,000	198,206
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	197,030
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	171,667
3.200% due 09/23/61	200,000	121,924
3.550% due 03/31/32	200,000	173,909
4.200% due 10/15/50	300,000	229,452
Israel Government AID 5.500% due 04/26/24	25,000	25,349
Israel Government International (Israel) 2.750% due 07/03/30	200,000	177,490
Japan Bank for International Cooperation (Japan)
0.625% due 07/15/25	235,000	210,524
1.250% due 01/21/31	500,000	393,350
1.875% due 07/21/26	200,000	180,570

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
1.875% due 04/15/31	$200,000	$164,154
2.500% due 05/23/24	200,000	193,620
3.250% due 07/20/28	200,000	185,906
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	188,961
Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	181,001
4.000% due 09/08/25	200,000	195,721
4.250% due 09/08/32	200,000	188,481
Korea International (South Korea)
1.750% due 10/15/31	200,000	163,500
2.750% due 01/19/27	200,000	187,012
Mexico Government (Mexico)
2.659% due 05/24/31	200,000	153,837
3.500% due 02/12/34	200,000	152,473
3.900% due 04/27/25	350,000	344,213
4.150% due 03/28/27	200,000	191,515
4.280% due 08/14/41	200,000	145,967
4.500% due 01/31/50	200,000	144,365
4.600% due 01/23/46	250,000	185,142
4.600% due 02/10/48	200,000	146,532
4.750% due 04/27/32	350,000	314,952
4.750% due 03/08/44	264,000	203,432
6.750% due 09/27/34	225,000	228,233
Panama Government (Panama)
3.870% due 07/23/60	200,000	119,458
4.500% due 05/15/47	350,000	249,925
6.700% due 01/26/36	100,000	98,663
8.875% due 09/30/27	100,000	114,537
Peruvian Government (Peru)
2.780% due 12/01/60	200,000	109,252
2.783% due 01/23/31	300,000	238,286
3.300% due 03/11/41	250,000	173,354
4.125% due 08/25/27	150,000	142,369
8.750% due 11/21/33	200,000	241,582
Philippine Government (Philippines)
1.648% due 06/10/31	200,000	150,871
2.650% due 12/10/45	200,000	123,970
2.950% due 05/05/45	200,000	130,622
3.000% due 02/01/28	200,000	182,508
6.375% due 10/23/34	250,000	262,316
7.750% due 01/14/31	200,000	230,966
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	198,525
1.875% due 11/13/24	350,000	331,761
3.350% due 11/01/23	100,000	98,889
Province of British Columbia Canada (Canada) 1.300% due 01/29/31	500,000	395,612
Province of Manitoba Canada (Canada) 1.500% due 10/25/28	155,000	130,670
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	48,358
Province of Ontario Canada (Canada)
0.625% due 01/21/26	300,000	263,955
1.050% due 04/14/26	200,000	177,310
1.050% due 05/21/27	200,000	171,790
2.000% due 10/02/29	100,000	85,685
2.125% due 01/21/32	150,000	124,319
2.300% due 06/15/26	250,000	230,149
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	89,936
1.350% due 05/28/30	50,000	40,316
1.500% due 02/11/25	350,000	326,939
1.900% due 04/21/31	200,000	166,110
2.500% due 04/09/24	65,000	63,196
2.750% due 04/12/27	350,000	327,897
7.500% due 09/15/29	75,000	88,834
Republic of Italy Government International Bond (Italy)
0.875% due 05/06/24	200,000	185,860

	Principal Amount	Value
2.875% due 10/17/29	$ 200,000	$ 164,045
3.875% due 05/06/51	200,000	136,495
4.000% due 10/17/49	200,000	143,656
Republic of Poland Government (Poland) 4.000% due 01/22/24	150,000	148,165
State of Israel (Israel) 3.375% due 01/15/50	500,000	371,557
Svensk Exportkredit AB (Sweden)
0.375% due 07/30/24	250,000	232,700
0.625% due 10/07/24	560,000	519,378
Uruguay Government International Bond (Uruguay)
4.125% due 11/20/45	143,467	124,726
4.375% due 10/27/27	200,000	197,914
5.100% due 06/18/50	200,000	183,656

Total Foreign Government Bonds & Notes (Cost $19,655,745)		16,651,938

MUNICIPAL BONDS - 0.6%
American Municipal Power, Inc.
6.449% due 02/15/44	25,000	27,281
8.084% due 02/15/50	300,000	399,439
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	28,530
7.043% due 04/01/50	50,000	61,416
California State University 2.975% due 11/01/51	50,000	34,361
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	26,272
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	44,081
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL 6.899% due 12/01/40	100,000	113,355
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	100,000	76,077
City of Chicago IL 7.750% due 01/01/42	42,000	44,762
City of Houston TX 3.961% due 03/01/47	50,000	42,152
City of New York NY 5.517% due 10/01/37	40,000	40,400
City of San Antonio TX Electric & Gas Systems Revenue 2.905% due 02/01/48	60,000	42,267
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	99,952
5.456% due 12/01/39	25,000	25,764
County of Clark Department of Aviation NV 6.820% due 07/01/45	125,000	149,394
Dallas Area Rapid Transit 2.613% due 12/01/48	200,000	130,997
Dallas Fort Worth International Airport 4.507% due 11/01/51	100,000	87,494
Dallas Independent School District TX 6.450% due 02/15/35	50,000	50,535
Golden State Tobacco Securitization Corp. 4.214% due 06/01/50	150,000	104,113
Grand Parkway Transportation Corp. 3.236% due 10/01/52	250,000	174,940
JobsOhio Beverage System 2.833% due 01/01/38	10,000	7,789
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	110,478
Massachusetts School Building Authority
2.950% due 05/15/43	50,000	37,543
3.395% due 10/15/40	20,000	15,875
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	25,084
6.668% due 11/15/39	55,000	58,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Municipal Electric Authority of Georgia
6.637% due 04/01/57	$ 25,000	$ 27,148
6.655% due 04/01/57	96,000	106,242
New Jersey Economic Development Authority 7.425% due 02/15/29	125,000	133,962
New Jersey Turnpike Authority Class A 7.102% due 01/01/41	100,000	118,364
New York City Municipal Water Finance Authority
5.952% due 06/15/42	50,000	54,822
6.011% due 06/15/42	10,000	11,031
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	30,588
New York State Dormitory Authority 3.142% due 07/01/43	100,000	76,508
New York State Urban Development Corp.
3.900% due 03/15/33	50,000	45,321
5.770% due 03/15/39	25,000	25,875
Pennsylvania Turnpike Commission 5.511% due 12/01/45	75,000	77,924
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	136,078
Port Authority of New York & New Jersey
3.175% due 07/15/60	250,000	163,987
4.031% due 09/01/48	50,000	41,348
4.229% due 10/15/57	30,000	25,521
4.458% due 10/01/62	100,000	87,660
5.647% due 11/01/40	150,000	156,002
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	10,572
Sales Tax Securitization Corp. 4.787% due 01/01/48	50,000	46,528
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	55,881
State Board of Administration Finance Corp. 2.154% due 07/01/30	100,000	80,396
State of California
1.700% due 02/01/28	200,000	172,974
3.500% due 04/01/28	100,000	94,611
7.300% due 10/01/39	100,000	119,914
7.500% due 04/01/34	50,000	59,614
7.600% due 11/01/40	270,000	340,212
7.625% due 03/01/40	40,000	49,718
State of Connecticut Class D 5.090% due 10/01/30	50,000	50,152
State of Illinois 6.725% due 04/01/35	400,000	411,988
State of Texas 5.517% due 04/01/39	100,000	105,018
State of Utah 4.554% due 07/01/24	5,000	5,001
State of Wisconsin 3.154% due 05/01/27	250,000	235,033
Texas Transportation Commission 2.562% due 04/01/42	350,000	249,738
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	25,338
University of California
3.063% due 07/01/25	50,000	48,034
4.132% due 05/15/32	100,000	91,351
4.767% due 05/15/15	75,000	62,831
4.858% due 05/15/12	100,000	85,981
University of Michigan
3.599% due 04/01/47	80,000	66,611

	Principal Amount	Value
4.454% due 04/01/22	$ 100,000	$ 80,107

Total Municipal Bonds (Cost $6,689,987)		5,924,751

	Shares
SHORT-TERM INVESTMENT - 2.2%
Money Market Fund - 2.2%
BlackRock Liquidity Funds T-Fund Institutional Shares 2.790%	22,773,244	22,773,244

Total Short-Term Investment (Cost $22,773,244)		22,773,244

TOTAL INVESTMENTS - 101.8% (Cost $1,194,735,211)		1,036,432,649

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(18,222,612)

NET ASSETS - 100.0%		$1,018,210,037

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$260,307,595	$-	$260,307,595	$-
	Mortgage-Backed Securities	299,948,138	-	299,948,138	-
	Asset-Backed Securities	3,340,397	-	3,340,397	-
	U.S. Government Agency Issues	12,786,177	-	12,786,177	-
	U.S. Treasury Obligations	414,700,409	-	414,700,409	-
	Foreign Government Bonds & Notes	16,651,938	-	16,651,938	-
	Municipal Bonds	5,924,751	-	5,924,751	-
	Short-Term Investment	22,773,244	22,773,244	-	-

	Total	$1,036,432,649	$22,773,244	$1,013,659,405	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Energy - 0.0%
EP Energy Corp. *	1,815	$15,428
Patterson - UTI Energy, Inc.	306	3,574

		19,002

Financial - 0.0%
Stearns Holdings LLC Class B * Ω ±	3,570	-

Total Common Stocks (Cost $44,991)		19,002

	Principal Amount
CORPORATE BONDS & NOTES - 98.1%
Basic Materials - 4.4%
Alcoa Nederland Holding BV
5.500% due 12/15/27 ~	$215,000	200,972
6.125% due 05/15/28 ~	250,000	236,795
Arconic Corp.
6.000% due 05/15/25 ~	190,000	183,362
6.125% due 02/15/28 ~	246,000	217,849
Ashland LLC
3.375% due 09/01/31 ~	200,000	155,000
6.875% due 05/15/43	128,000	122,944
ASP Unifrax Holdings, Inc.
5.250% due 09/30/28 ~	133,000	102,443
7.500% due 09/30/29 ~	200,000	132,393
ATI, Inc.
4.875% due 10/01/29	200,000	166,567
5.125% due 10/01/31	50,000	40,937
5.875% due 12/01/27	200,000	182,310
Avient Corp.
5.250% due 03/15/23	91,000	90,691
5.750% due 05/15/25 ~	90,000	86,960
7.125% due 08/01/30 ~	175,000	161,913
Axalta Coating Systems LLC 3.375% due 02/15/29 ~	250,000	196,370
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada) 8.750% due 07/15/26 ~	350,000	309,590
Big River Steel LLC/BRS Finance Corp. 6.625% due 01/31/29 ~	104,000	95,960
Carpenter Technology Corp. 6.375% due 07/15/28	125,000	116,187
Century Aluminum Co. 7.500% due 04/01/28 ~	150,000	133,830
Cerdia Finanz GmbH (Germany) 10.500% due 02/15/27 ~	105,000	86,779
Chemours Co.
4.625% due 11/15/29 ~	100,000	74,499
5.375% due 05/15/27	494,000	431,190
5.750% due 11/15/28 ~	170,000	139,436
Clearwater Paper Corp.
4.750% due 08/15/28 ~	250,000	219,431
5.375% due 02/01/25 ~	50,000	49,370
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~	120,000	101,053
5.875% due 06/01/27	300,000	270,632
6.250% due 10/01/40	100,000	78,191
6.750% due 03/15/26 ~	137,000	134,928
Coeur Mining, Inc. 5.125% due 02/15/29 ~	300,000	227,290
Commercial Metals Co.
3.875% due 02/15/31	200,000	157,343

	Principal Amount	Value
4.125% due 01/15/30	$95,000	$78,314
4.375% due 03/15/32	90,000	71,288
4.875% due 05/15/23	100,000	99,669
Compass Minerals International, Inc.
4.875% due 07/15/24 ~	50,000	47,099
6.750% due 12/01/27 ~	135,000	127,040
Consolidated Energy Finance SA (Switzerland) 5.625% due 10/15/28 ~	200,000	160,886
Constellium SE 5.625% due 06/15/28 ~	250,000	205,500
Cornerstone Chemical Co. 6.750% due 08/15/24 ~	150,000	127,459
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% due 06/15/28 ~	150,000	130,823
Diamond BC BV 4.625% due 10/01/29 ~	85,000	59,313
Domtar Corp. 6.750% due 10/01/28 ~	343,000	264,209
Element Solutions, Inc. 3.875% due 09/01/28 ~	210,000	169,530
EverArc Escrow SARL 5.000% due 10/30/29 ~	165,000	133,534
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~	474,000	364,984
4.500% due 09/15/27 ~	136,000	119,883
5.125% due 05/15/24 ~	90,000	88,230
5.875% due 04/15/30 ~	275,000	239,603
6.125% due 04/15/32 ~	185,000	159,241
GCP Applied Technologies, Inc. 5.500% due 04/15/26 ~	100,000	101,425
Glatfelter Corp. 4.750% due 11/15/29 ~	75,000	43,274
GPD Cos., Inc. 10.125% due 04/01/26 ~	225,000	205,332
HB Fuller Co. 4.250% due 10/15/28	225,000	189,775
Hecla Mining Co. 7.250% due 02/15/28	100,000	92,969
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	200,000	160,650
Hudbay Minerals, Inc. (Canada) 6.125% due 04/01/29 ~	350,000	282,793
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000% due 07/01/28 ~	200,000	166,387
Ingevity Corp. 3.875% due 11/01/28 ~	115,000	95,236
Innophos Holdings, Inc. 9.375% due 02/15/28 ~	125,000	120,472
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~	131,000	96,167
4.625% due 03/01/28 ~	114,000	93,218
Mativ Holdings, Inc. 6.875% due 10/01/26 ~	75,000	66,274
Mercer International, Inc. (Germany)
5.125% due 02/01/29	294,000	234,737
5.500% due 01/15/26	150,000	138,952
Methanex Corp. (Canada)
5.125% due 10/15/27	125,000	105,212
5.250% due 12/15/29	150,000	119,607
5.650% due 12/01/44	50,000	33,750
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~	125,000	120,525
8.125% due 05/01/27 ~	213,000	206,708
8.500% due 05/01/30 ~	205,000	198,561
Minerals Technologies, Inc. 5.000% due 07/01/28 ~	200,000	174,517
New Gold, Inc. (Canada) 7.500% due 07/15/27 ~	165,000	130,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Novelis Corp.
3.250% due 11/15/26 ~	$375,000	$313,498
3.875% due 08/15/31 ~	104,000	77,797
4.750% due 01/30/30 ~	510,000	419,490
OCI NV (Netherlands) 4.625% due 10/15/25 ~	160,000	148,798
Olin Corp.
5.000% due 02/01/30	50,000	41,565
5.125% due 09/15/27	410,000	371,329
Olympus Water US Holding Corp.
4.250% due 10/01/28 ~	200,000	154,061
6.250% due 10/01/29 ~	150,000	103,046
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	200,000	184,250
Rain CII Carbon LLC/CII Carbon Corp. 7.250% due 04/01/25 ~	316,000	278,288
Rayonier AM Products, Inc.
5.500% due 06/01/24 ~	81,000	80,387
7.625% due 01/15/26 ~	149,000	131,489
Resolute Forest Products, Inc. 4.875% due 03/01/26 ~	125,000	121,694
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~	221,000	182,921
6.625% due 05/01/29 ~	105,000	80,862
SCIL IV LLC/SCIL USA Holdings LLC 5.375% due 11/01/26 ~	200,000	154,752
SPCM SA (France) 3.375% due 03/15/30 ~	200,000	156,565
Sylvamo Corp. 7.000% due 09/01/29 ~	150,000	128,343
TMS International Corp. 6.250% due 04/15/29 ~	50,000	35,590
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% due 09/01/25 ~	175,000	141,945
Tronox, Inc. 4.625% due 03/15/29 ~	350,000	259,737
US Steel Corp. 6.875% due 03/01/29	76,000	69,255
Valvoline, Inc.
3.625% due 06/15/31 ~	195,000	143,888
4.250% due 02/15/30 ~	176,000	166,712
Venator Finance SARL/Venator Materials LLC 9.500% due 07/01/25 ~	250,000	240,691
Vibrantz Technologies, Inc. 9.000% due 02/15/30 ~	219,000	142,980
WR Grace Holdings LLC
4.875% due 06/15/27 ~	250,000	215,220
5.625% due 10/01/24 ~	97,000	94,531
5.625% due 08/15/29 ~	390,000	293,475

		15,660,177

Communications - 17.7%
Acuris Finance Us, Inc./Acuris Finance SARL 5.000% due 05/01/28 ~	200,000	167,831
Advantage Sales & Marketing, Inc. 6.500% due 11/15/28 ~	233,000	185,001
Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	200,000	154,488
5.750% due 08/15/29 ~	600,000	460,566
Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	127,285
10.500% due 05/15/27 ~	405,000	318,146
Altice France SA (France)
5.125% due 01/15/29 ~	350,000	258,888
5.125% due 07/15/29 ~	500,000	374,735
5.500% due 01/15/28 ~	300,000	238,034
5.500% due 10/15/29 ~	640,000	483,138
8.125% due 02/01/27 ~	800,000	716,796

	Principal Amount	Value
AMC Networks, Inc.
4.250% due 02/15/29	$248,000	$183,933
4.750% due 08/01/25	250,000	223,847
5.000% due 04/01/24	160,000	152,854
ANGI Group LLC 3.875% due 08/15/28 ~	83,000	58,704
Arches Buyer, Inc.
4.250% due 06/01/28 ~	365,000	285,498
6.125% due 12/01/28 ~	150,000	116,394
Audacy Capital Corp. 6.500% due 05/01/27 ~	150,000	37,040
Avaya, Inc. 6.125% due 09/15/28 ~	203,000	101,417
Beasley Mezzanine Holdings LLC 8.625% due 02/01/26 ~	200,000	154,644
Block Communications, Inc. 4.875% due 03/01/28 ~	250,000	217,019
British Telecommunications PLC (United Kingdom) 4.250% due 11/23/81 ~	250,000	212,101
Cable One, Inc. 4.000% due 11/15/30 ~	110,000	85,821
Cablevision Lightpath LLC 3.875% due 09/15/27 ~	200,000	167,524
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000% due 03/01/23 ~	143,000	142,357
4.250% due 02/01/31 ~	1,345,000	1,033,955
4.250% due 01/15/34 ~	750,000	538,594
4.500% due 08/15/30 ~	500,000	396,653
4.500% due 05/01/32	879,000	671,960
4.500% due 06/01/33 ~	220,000	163,046
4.750% due 03/01/30 ~	1,239,000	1,008,187
4.750% due 02/01/32 ~	190,000	148,281
5.000% due 02/01/28 ~	766,000	661,797
5.125% due 05/01/27 ~	500,000	452,070
5.375% due 06/01/29 ~	289,000	253,598
5.500% due 05/01/26 ~	225,000	213,515
6.375% due 09/01/29 ~	320,000	294,381
Cengage Learning, Inc. 9.500% due 06/15/24 ~	261,000	244,984
Ciena Corp. 4.000% due 01/31/30 ~	180,000	150,549
Clear Channel International BV (United Kingdom) 6.625% due 08/01/25 ~	200,000	186,078
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/29 ~	575,000	417,786
7.750% due 04/15/28 ~	200,000	151,341
Clear Channel Worldwide Holdings, Inc. 5.125% due 08/15/27 ~	365,000	308,928
CMG Media Corp. 8.875% due 12/15/27 ~	266,000	203,570
Cogent Communications Group, Inc.
3.500% due 05/01/26 ~	250,000	220,552
7.000% due 06/15/27 ~	180,000	169,506
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	113,450
6.000% due 06/15/25 ~	313,000	278,548
CommScope, Inc.
4.750% due 09/01/29 ~	395,000	322,932
6.000% due 03/01/26 ~	230,000	212,129
7.125% due 07/01/28 ~	319,000	246,938
8.250% due 03/01/27 ~	290,000	240,042
Connect Finco SARL/Connect US Finco LLC (United Kingdom) 6.750% due 10/01/26 ~	627,000	549,184
Consolidated Communications, Inc. 6.500% due 10/01/28 ~	102,000	76,500
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	141,317
4.125% due 12/01/30 ~	200,000	149,754
4.500% due 11/15/31 ~	1,040,000	782,912
4.625% due 12/01/30 ~	475,000	323,867

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
5.000% due 11/15/31 ~	$300,000	$198,722
5.250% due 06/01/24	204,000	188,982
5.375% due 02/01/28 ~	350,000	306,149
5.500% due 04/15/27 ~	200,000	176,351
5.750% due 01/15/30 ~	554,000	394,780
6.500% due 02/01/29 ~	300,000	265,430
7.500% due 04/01/28 ~	200,000	163,456
Cumulus Media New Holdings, Inc. 6.750% due 07/01/26 ~	50,000	42,233
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% due 08/15/26 ~	1,147,000	229,744
6.625% due 08/15/27 ~	520,000	38,350
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875% due 08/15/27 ~	1,290,000	1,115,044
DISH DBS Corp.
5.000% due 03/15/23	500,000	490,950
5.125% due 06/01/29	366,000	215,611
5.250% due 12/01/26 ~	1,325,000	1,087,986
5.750% due 12/01/28 ~	455,000	344,715
5.875% due 11/15/24	365,000	326,279
7.375% due 07/01/28	330,000	222,620
7.750% due 07/01/26	618,000	474,955
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	242,125
Embarq Corp. 7.995% due 06/01/36	600,000	301,344
Endurance International Group Holdings, Inc. 6.000% due 02/15/29 ~	115,000	76,574
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	475,000	408,438
5.875% due 10/15/27 ~	360,000	323,464
6.000% due 01/15/30 ~	600,000	472,620
6.750% due 05/01/29 ~	200,000	165,459
8.750% due 05/15/30 ~	270,000	270,613
Gannett Holdings LLC 6.000% due 11/01/26 ~	90,000	69,301
GCI LLC 4.750% due 10/15/28 ~	80,000	66,582
Getty Images, Inc. 9.750% due 03/01/27 ~	100,000	99,438
Go Daddy Operating Co. LLC/ GD Finance Co., Inc.
3.500% due 03/01/29 ~	280,000	229,688
5.250% due 12/01/27 ~	197,000	181,729
GoTo Group, Inc. 5.500% due 09/01/27 ~	263,000	161,873
Gray Escrow II, Inc. 5.375% due 11/15/31 ~	350,000	275,296
Gray Television, Inc.
4.750% due 10/15/30 ~	230,000	172,711
5.875% due 07/15/26 ~	75,000	69,292
7.000% due 05/15/27 ~	340,000	320,555
GrubHub Holdings, Inc. 5.500% due 07/01/27 ~	450,000	311,429
Hughes Satellite Systems Corp.
5.250% due 08/01/26	275,000	251,593
6.625% due 08/01/26	165,000	149,992
iHeartCommunications, Inc.
4.750% due 01/15/28 ~	82,000	68,453
5.250% due 08/15/27 ~	191,000	163,548
6.375% due 05/01/26	200,000	185,925
8.375% due 05/01/27	400,000	337,250
Iliad Holding SASU (France)
6.500% due 10/15/26 ~	500,000	438,027
7.000% due 10/15/28 ~	200,000	171,672
Intelsat Jackson Holdings SA (Luxembourg) 6.500% due 03/15/30 ~	865,000	737,585
Intrado Corp. 8.500% due 10/15/25 ~	268,000	227,203
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	198,856

	Principal Amount	Value
Lamar Media Corp.
3.625% due 01/15/31	$120,000	$94,551
3.750% due 02/15/28	75,000	65,618
4.000% due 02/15/30	42,000	35,280
4.875% due 01/15/29	200,000	178,675
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~	200,000	150,890
6.750% due 10/15/27 ~	315,000	261,883
Level 3 Financing, Inc.
3.625% due 01/15/29 ~	250,000	185,500
3.750% due 07/15/29 ~	450,000	330,662
4.250% due 07/01/28 ~	175,000	136,899
4.625% due 09/15/27 ~	400,000	332,016
Liberty Interactive LLC 8.250% due 02/01/30	500,000	316,035
Ligado Networks LLC 15.500% PIK due 11/01/23 ~	1,202,759	559,283
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	345,000	290,481
4.500% due 01/15/29 ~	150,000	105,610
5.125% due 12/15/26 ~	669,000	576,621
5.375% due 06/15/29 ~	300,000	223,644
7.500% due 04/01/24	550,000	566,844
7.650% due 03/15/42	100,000	67,897
Match Group Holdings II LLC
3.625% due 10/01/31 ~	125,000	94,553
4.125% due 08/01/30 ~	150,000	123,397
4.625% due 06/01/28 ~	135,000	118,243
5.000% due 12/15/27 ~	100,000	89,408
5.625% due 02/15/29 ~	100,000	91,263
Maxar Technologies, Inc. 7.750% due 06/15/27 ~	75,000	70,630
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~	625,000	523,210
8.000% due 08/01/29 ~	150,000	123,345
Midcontinent Communications/Midcontinent Finance Corp. 5.375% due 08/15/27 ~	100,000	89,212
Millennium Escrow Corp. 6.625% due 08/01/26 ~	150,000	118,908
Netflix, Inc.
3.625% due 06/15/25 ~	110,000	104,065
4.375% due 11/15/26	205,000	193,857
4.875% due 04/15/28	478,000	448,424
4.875% due 06/15/30 ~	216,000	197,868
5.375% due 11/15/29 ~	422,000	397,581
5.875% due 02/15/25	225,000	225,115
5.875% due 11/15/28	480,000	469,574
6.375% due 05/15/29	80,000	79,608
News Corp.
3.875% due 05/15/29 ~	85,000	72,330
5.125% due 02/15/32 ~	404,000	355,320
Nexstar Media, Inc.
5.625% due 07/15/27 ~	438,000	403,563
4.750% due 11/01/28 ~	135,000	115,021
Nokia Oyj (Finland) 4.375% due 06/12/27	400,000	361,074
Nokia OYJ (Finland) 6.625% due 05/15/39	50,000	46,427
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% due 04/30/27 ~	20,000	17,445
6.000% due 02/15/28 ~	200,000	155,421
NortonLifeLock, Inc.
5.000% due 04/15/25 ~	200,000	190,774
6.750% due 09/30/27 ~	150,000	144,287
7.125% due 09/30/30 ~	74,000	71,735
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/29 ~	210,000	165,236
5.000% due 08/15/27 ~	115,000	100,601
6.250% due 06/15/25 ~	100,000	97,819
Paramount Global
6.250% due 02/28/57	292,000	251,857
6.375% due 03/30/62	300,000	259,687

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/26 ~	$250,000	$160,320
Qwest Corp. 7.250% due 09/15/25	35,000	35,840
Radiate Holdco LLC/Radiate Finance, Inc.
4.500% due 09/15/26 ~	399,000	327,788
6.500% due 09/15/28 ~	183,000	128,025
Rakuten Group, Inc. (Japan)
5.125% due 04/22/26 ~	250,000	189,438
6.250% due 04/22/31 ~	300,000	222,375
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~	175,000	139,755
5.375% due 01/15/31 ~	100,000	75,875
Scripps Escrow, Inc. 5.875% due 07/15/27 ~	150,000	130,787
Sinclair Television Group, Inc.
4.125% due 12/01/30 ~	170,000	128,197
5.500% due 03/01/30 ~	200,000	144,179
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~	296,000	260,332
3.875% due 09/01/31 ~	488,000	379,527
4.000% due 07/15/28 ~	625,000	532,931
4.125% due 07/01/30 ~	500,000	407,500
5.000% due 08/01/27 ~	160,000	147,170
5.500% due 07/01/29 ~	560,000	504,895
Spanish Broadcasting System, Inc. 9.750% due 03/01/26 ~	200,000	127,071
Sprint Capital Corp.
6.875% due 11/15/28	500,000	514,637
8.750% due 03/15/32	600,000	696,675
Sprint Corp.
7.125% due 06/15/24	950,000	965,779
7.625% due 02/15/25	750,000	770,090
7.625% due 03/01/26	300,000	310,798
7.875% due 09/15/23	805,000	814,555
Stagwell Global LLC 5.625% due 08/15/29 ~	366,000	301,721
Summer BC Bidco B LLC 5.500% due 10/31/26 ~	200,000	164,590
Switch Ltd.
3.750% due 09/15/28 ~	120,000	119,384
4.125% due 06/15/29 ~	210,000	208,288
T-Mobile USA, Inc.
2.625% due 02/15/29	130,000	107,599
2.875% due 02/15/31	560,000	452,035
3.375% due 04/15/29	500,000	432,750
3.500% due 04/15/31	374,000	314,878
TEGNA, Inc.
4.625% due 03/15/28	385,000	356,274
4.750% due 03/15/26 ~	141,000	136,277
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	149,367
6.375% due 11/15/33	200,000	155,950
7.200% due 07/18/36	650,000	510,893
Telecom Italia SpA (Italy) 5.303% due 05/30/24 ~	250,000	236,461
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	175,227
Telesat Canada/Telesat LLC (Canada)
4.875% due 06/01/27 ~	150,000	70,734
5.625% due 12/06/26 ~	230,000	110,366
6.500% due 10/15/27 ~	134,000	49,839
Townsquare Media, Inc. 6.875% due 02/01/26 ~	300,000	274,574
TripAdvisor, Inc. 7.000% due 07/15/25 ~	250,000	243,434
Twitter, Inc.
3.875% due 12/15/27 ~	167,000	156,958
5.000% due 03/01/30 ~	175,000	168,071

	Principal Amount	Value
Uber Technologies, Inc.
4.500% due 08/15/29 ~	$500,000	$421,250
6.250% due 01/15/28 ~	75,000	69,852
7.500% due 05/15/25 ~	600,000	599,382
7.500% due 09/15/27 ~	232,000	227,714
Univision Communications, Inc.
4.500% due 05/01/29 ~	172,000	140,650
5.125% due 02/15/25 ~	499,000	474,497
6.625% due 06/01/27 ~	255,000	241,217
7.375% due 06/30/30 ~	506,000	484,014
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	250,000	194,411
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	168,244
Urban One, Inc. 7.375% due 02/01/28 ~	140,000	119,169
US Cellular Corp. 6.700% due 12/15/33	100,000	90,176
Viasat, Inc.
5.625% due 09/15/25 ~	198,000	154,006
5.625% due 04/15/27 ~	220,000	183,482
Viavi Solutions, Inc. 3.750% due 10/01/29 ~	135,000	108,194
Videotron Ltd. (Canada)
3.625% due 06/15/29 ~	175,000	142,125
5.125% due 04/15/27 ~	200,000	184,004
5.375% due 06/15/24 ~	100,000	98,128
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	197,000	145,164
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	156,444
5.500% due 05/15/29 ~	400,000	343,417
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.000% due 07/15/28 ~	200,000	162,144
Vmed O2 UK Financing I PLC (United Kingdom)
4.250% due 01/31/31 ~	750,000	570,000
4.750% due 07/15/31 ~	400,000	309,576
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81	150,000	119,198
4.125% due 06/04/81	350,000	243,149
5.125% due 06/04/81	200,000	135,666
7.000% due 04/04/79	600,000	572,301
VZ Secured Financing BV (Netherlands) 5.000% due 01/15/32 ~	250,000	187,235
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750% due 08/15/28 ~	396,000	328,699
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~	500,000	402,430
6.125% due 03/01/28 ~	165,000	115,998
Ziff Davis, Inc. 4.625% due 10/15/30 ~	215,000	176,764
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~	200,000	143,378
6.000% due 01/15/27 ~	200,000	167,224
Ziggo BV (Netherlands) 4.875% due 01/15/30 ~	200,000	158,332

		62,775,047

Consumer, Cyclical - 21.9%
99 Escrow Issuer, Inc. 7.500% due 01/15/26 ~	213,000	123,952
Abercrombie & Fitch Management Co. 8.750% due 07/15/25 ~	225,000	219,675
Academy Ltd. 6.000% due 11/15/27 ~	200,000	181,790
Adient Global Holdings Ltd. 4.875% due 08/15/26 ~	200,000	175,526
Affinity Gaming 6.875% due 12/15/27 ~	352,000	287,632

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Air Canada (Canada) 3.875% due 08/15/26 ~	$605,000	$520,300
Allegiant Travel Co. 7.250% due 08/15/27 ~	84,000	79,354
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.500% due 02/15/28 ~	200,000	99,366
Allison Transmission, Inc.
3.750% due 01/30/31 ~	105,000	80,697
4.750% due 10/01/27 ~	250,000	220,556
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~	465,000	360,010
10.000% due 06/15/26 ~	250,000	171,036
American Airlines Group, Inc. 3.750% due 03/01/25 ~	150,000	122,847
American Airlines Pass-Through Trust Class A
3.375% due 11/01/28	651,067	543,147
4.950% due 07/15/24	80,553	79,582
American Airlines, Inc. 11.750% due 07/15/25 ~	850,000	889,032
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/26 ~	685,000	644,472
5.750% due 04/20/29 ~	945,000	826,190
American Axle & Manufacturing, Inc.
5.000% due 10/01/29	185,000	140,365
6.250% due 03/15/26	34,000	31,233
6.500% due 04/01/27	65,000	55,182
6.875% due 07/01/28	150,000	129,172
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/28 ~	129,000	113,029
Aramark Services, Inc.
5.000% due 04/01/25 ~	100,000	95,606
5.000% due 02/01/28 ~	200,000	178,560
6.375% due 05/01/25 ~	310,000	304,257
Arko Corp. 5.125% due 11/15/29 ~	135,000	105,559
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	125,148
Asbury Automotive Group, Inc.
4.500% due 03/01/28	150,000	127,094
4.750% due 03/01/30	218,000	170,604
5.000% due 02/15/32 ~	170,000	131,199
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% due 08/01/29 ~	150,000	109,207
6.625% due 01/15/28 ~	250,000	209,977
Aston Martin Capital Holdings Ltd. (Jersey) 10.500% due 11/30/25 ~	500,000	490,515
At Home Group, Inc.
4.875% due 07/15/28 ~	90,000	63,033
7.125% due 07/15/29 ~	45,000	26,642
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	188,420
Bath & Body Works, Inc.
6.625% due 10/01/30 ~	603,000	525,662
6.694% due 01/15/27	195,000	182,732
6.750% due 07/01/36	90,000	74,306
6.875% due 11/01/35	400,000	335,118
7.500% due 06/15/29	175,000	160,409
9.375% due 07/01/25 ~	24,000	24,876
BCPE Empire Holdings, Inc. 7.625% due 05/01/27 ~	190,000	164,987
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK due 04/01/27 ~	400,000	272,951
Beacon Roofing Supply, Inc.
4.125% due 05/15/29 ~	200,000	162,241
4.500% due 11/15/26 ~	150,000	136,781
Beazer Homes USA, Inc.
6.750% due 03/15/25	250,000	232,330
7.250% due 10/15/29	100,000	79,117
Bed Bath & Beyond, Inc. 5.165% due 08/01/44	79,000	11,988

	Principal Amount	Value
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC 5.125% due 04/15/29 ~	$100,000	$83,461
BlueLinx Holdings, Inc. 6.000% due 11/15/29 ~	100,000	78,632
Boyd Gaming Corp. 4.750% due 12/01/27	326,000	289,162
Boyne USA, Inc. 4.750% due 05/15/29 ~	194,000	162,797
Brinker International, Inc.
3.875% due 05/15/23	200,000	196,691
5.000% due 10/01/24 ~	100,000	96,259
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC (Canada)
4.875% due 02/15/30 ~	65,000	48,248
5.000% due 06/15/29 ~	100,000	74,148
6.250% due 09/15/27 ~	263,000	221,075
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~	580,000	444,592
6.250% due 07/01/25 ~	900,000	868,878
8.125% due 07/01/27 ~	438,000	419,346
Carnival Corp.
4.000% due 08/01/28 ~	500,000	404,185
5.750% due 03/01/27 ~	837,000	588,223
6.000% due 05/01/29 ~	585,000	385,097
6.650% due 01/15/28	200,000	133,875
7.625% due 03/01/26 ~	420,000	319,836
9.875% due 08/01/27 ~	280,000	274,915
10.500% due 02/01/26 ~	250,000	247,739
10.500% due 06/01/30 ~	250,000	200,435
Carvana Co.
4.875% due 09/01/29 ~	200,000	97,859
5.500% due 04/15/27 ~	89,000	48,673
5.625% due 10/01/25 ~	165,000	116,325
5.875% due 10/01/28 ~	125,000	63,642
10.250% due 05/01/30 ~	1,065,000	712,831
CD&R Smokey Buyer, Inc. 6.750% due 07/15/25 ~	120,000	109,370
CDI Escrow Issuer, Inc. 5.750% due 04/01/30 ~	350,000	306,218
CEC Entertainment LLC 6.750% due 05/01/26 ~	88,000	79,320
Cedar Fair LP 5.250% due 07/15/29	55,000	47,299
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp./ Millennium Op
5.375% due 04/15/27	80,000	74,420
5.500% due 05/01/25 ~	350,000	337,160
6.500% due 10/01/28	100,000	92,691
Century Communities, Inc.
3.875% due 08/15/29 ~	120,000	92,250
6.750% due 06/01/27	148,000	138,522
Churchill Downs, Inc.
4.750% due 01/15/28 ~	236,000	204,538
5.500% due 04/01/27 ~	230,000	213,077
Cinemark USA, Inc.
5.250% due 07/15/28 ~	225,000	173,429
5.875% due 03/15/26 ~	200,000	167,456
8.750% due 05/01/25 ~	120,000	121,788
Clarios Global LP 6.750% due 05/15/25 ~	45,000	44,113
Clarios Global LP/Clarios US Finance Co.
6.250% due 05/15/26 ~	280,000	267,775
8.500% due 05/15/27 ~	562,000	537,722
Constellation Merger Sub, Inc. 8.500% due 09/15/25 ~	100,000	87,225
Cooper-Standard Automotive, Inc.
5.625% due 11/15/26 ~	100,000	42,196
13.000% due 06/01/24 ~	355,000	368,649
Crocs, Inc. 4.125% due 08/15/31 ~	150,000	114,464
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	95,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Dana, Inc.
4.250% due 09/01/30	$100,000	$73,400
4.500% due 02/15/32	300,000	214,562
5.375% due 11/15/27	188,000	159,729
5.625% due 06/15/28	100,000	82,720
Dave & Buster’s, Inc. 7.625% due 11/01/25 ~	140,000	138,053
Delta Air Lines, Inc.
2.900% due 10/28/24	225,000	208,709
3.750% due 10/28/29	175,000	136,337
4.375% due 04/19/28	150,000	126,736
7.375% due 01/15/26	90,000	91,125
Dornoch Debt Merger Sub, Inc. 6.625% due 10/15/29 ~	125,000	90,288
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	180,640
8.500% due 10/30/25 ~	200,000	175,130
Everi Holdings, Inc. 5.000% due 07/15/29 ~	50,000	41,091
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~	140,000	123,362
5.875% due 04/01/29 ~	240,000	197,388
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~	220,000	182,402
6.750% due 01/15/30 ~	593,000	451,795
FirstCash, Inc.
4.625% due 09/01/28 ~	150,000	125,911
5.625% due 01/01/30 ~	175,000	149,899
Foot Locker, Inc. 4.000% due 10/01/29 ~	125,000	97,093
Ford Motor Co.
3.250% due 02/12/32	1,015,000	732,886
4.346% due 12/08/26	300,000	275,700
4.750% due 01/15/43	700,000	465,531
6.100% due 08/19/32	216,000	190,793
Ford Motor Credit Co. LLC
2.300% due 02/10/25	220,000	195,232
2.700% due 08/10/26	780,000	647,899
2.900% due 02/16/28	357,000	281,100
2.900% due 02/10/29	325,000	246,746
3.370% due 11/17/23	400,000	387,486
3.375% due 11/13/25	700,000	619,463
3.625% due 06/17/31	240,000	178,651
3.664% due 09/08/24	225,000	211,808
3.810% due 01/09/24	381,000	369,134
3.815% due 11/02/27	400,000	336,576
4.000% due 11/13/30	200,000	156,446
4.063% due 11/01/24	200,000	188,013
4.125% due 08/17/27	200,000	172,574
4.134% due 08/04/25	200,000	181,789
4.271% due 01/09/27	200,000	175,272
4.389% due 01/08/26	250,000	226,677
4.687% due 06/09/25	350,000	325,267
4.950% due 05/28/27	200,000	178,986
5.113% due 05/03/29	275,000	239,254
5.584% due 03/18/24	200,000	196,351
Forestar Group, Inc.
3.850% due 05/15/26 ~	105,000	86,595
5.000% due 03/01/28 ~	150,000	120,651
G-III Apparel Group Ltd. 7.875% due 08/15/25 ~	300,000	272,638
Gap, Inc.
3.625% due 10/01/29 ~	345,000	224,797
3.875% due 10/01/31 ~	145,000	92,504
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	200,000	171,042
Goodyear Tire & Rubber Co.
4.875% due 03/15/27	135,000	119,672
5.000% due 05/31/26	480,000	445,430
5.250% due 04/30/31	250,000	200,887
5.250% due 07/15/31	85,000	68,104
5.625% due 04/30/33	500,000	401,390
9.500% due 05/31/25	145,000	150,676

	Principal Amount	Value
GPS Hospitality Holding Co. LLC/ GPS Finco, Inc. 7.000% due 08/15/28 ~	$ 200,000	$ 126,250
Group 1 Automotive, Inc. 4.000% due 08/15/28 ~	340,000	274,530
Guitar Center, Inc. 8.500% due 01/15/26 ~	200,000	177,385
GYP Holdings III Corp. 4.625% due 05/01/29 ~	50,000	38,133
H&E Equipment Services, Inc. 3.875% due 12/15/28 ~	360,000	283,358
Hanesbrands, Inc.
4.625% due 05/15/24 ~	161,000	153,735
4.875% due 05/15/26 ~	380,000	342,125
Hawaiian Brand Intellectual Property Ltd. /HawaiianMiles Loyalty Ltd. 5.750% due 01/20/26 ~	350,000	309,223
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~	755,000	579,499
3.750% due 05/01/29 ~	190,000	157,299
4.000% due 05/01/31 ~	190,000	153,891
4.875% due 01/15/30	125,000	109,014
5.375% due 05/01/25 ~	50,000	48,993
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% due 07/01/31 ~	175,000	133,835
5.000% due 06/01/29 ~	165,000	133,415
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	215,000	197,730
IAA, Inc. 5.500% due 06/15/27 ~	159,000	145,292
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	170,438
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	172,453
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	183,053
6.500% due 02/15/25 ~	254,000	253,743
IRB Holding Corp. 7.000% due 06/15/25 ~	250,000	248,730
Jacobs Entertainment, Inc. 6.750% due 02/15/29 ~	160,000	137,108
Jaguar Land Rover Automotive PLC (United Kingdom)
5.500% due 07/15/29 ~	225,000	157,052
5.875% due 01/15/28 ~	200,000	140,865
7.750% due 10/15/25 ~	200,000	177,285
JB Poindexter & Co., Inc. 7.125% due 04/15/26 ~	119,000	110,200
KAR Auction Services, Inc. 5.125% due 06/01/25 ~	73,000	70,550
KB Home
4.000% due 06/15/31	100,000	73,636
4.800% due 11/15/29	75,000	60,556
6.875% due 06/15/27	75,000	71,241
7.250% due 07/15/30	185,000	168,119
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC 4.750% due 06/01/27 ~	500,000	465,270
Kontoor Brands, Inc. 4.125% due 11/15/29 ~	200,000	159,656
Las Vegas Sands Corp.
2.900% due 06/25/25	150,000	134,694
3.200% due 08/08/24	443,000	417,935
3.500% due 08/18/26	306,000	268,076
3.900% due 08/08/29	139,000	115,089
LBM Acquisition LLC 6.250% due 01/15/29 ~	132,000	89,712
LCM Investments Holdings II LLC 4.875% due 05/01/29 ~	400,000	310,344
Levi Strauss & Co. 3.500% due 03/01/31 ~	105,000	82,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
LGI Homes, Inc. 4.000% due 07/15/29 ~	$ 75,000	$ 55,674
Life Time, Inc.
5.750% due 01/15/26 ~	340,000	309,900
8.000% due 04/15/26 ~	185,000	158,381
Lindblad Expeditions LLC 6.750% due 02/15/27 ~	270,000	238,083
Lions Gate Capital Holdings LLC 5.500% due 04/15/29 ~	195,000	145,657
Lithia Motors, Inc.
3.875% due 06/01/29 ~	90,000	72,375
4.375% due 01/15/31 ~	150,000	123,026
4.625% due 12/15/27 ~	150,000	130,515
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~	160,000	136,000
4.750% due 10/15/27 ~	460,000	400,306
4.875% due 11/01/24 ~	50,000	48,420
5.625% due 03/15/26 ~	81,000	77,383
6.500% due 05/15/27 ~	225,000	216,966
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.750% due 02/15/26 ~	348,000	311,030
M/I Homes, Inc. 4.950% due 02/01/28	150,000	125,250
Macy’s Retail Holdings LLC
4.300% due 02/15/43	300,000	169,358
4.500% due 12/15/34	225,000	147,440
5.875% due 04/01/29 ~	100,000	80,390
5.875% due 03/15/30 ~	60,000	47,579
6.125% due 03/15/32 ~	60,000	46,070
Michaels Cos., Inc. 7.875% due 05/01/29 ~	415,000	240,225
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	138,150
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	135,000	106,869
4.750% due 01/15/28	150,000	125,770
6.125% due 09/15/25 ~	32,000	31,333
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~	170,000	130,101
5.250% due 12/15/27 ~	82,000	68,142
Mattel, Inc.
3.375% due 04/01/26 ~	65,000	58,091
3.750% due 04/01/29 ~	110,000	92,718
5.875% due 12/15/27 ~	116,000	111,327
6.200% due 10/01/40	134,000	126,755
Melco Resorts Finance Ltd. (Hong Kong)
4.875% due 06/06/25 ~	285,000	211,565
5.375% due 12/04/29 ~	200,000	121,900
5.625% due 07/17/27 ~	200,000	135,985
5.750% due 07/21/28 ~	400,000	258,000
Meritage Homes Corp.
3.875% due 04/15/29 ~	150,000	119,558
5.125% due 06/06/27	200,000	177,873
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~	200,000	155,835
5.375% due 05/15/24 ~	500,000	439,495
5.875% due 05/15/26 ~	200,000	162,266
MGM Resorts International
4.625% due 09/01/26	115,000	101,839
4.750% due 10/15/28	110,000	92,313
5.750% due 06/15/25	230,000	220,034
6.750% due 05/01/25	230,000	226,841
Michaels Cos., Inc. 5.250% due 05/01/28 ~	400,000	281,646
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	259,000	213,753
Mohegan Gaming & Entertainment 8.000% due 02/01/26 ~	360,000	300,983
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	169,639

	Principal Amount	Value
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~	$ 85,000	$ 68,487
4.750% due 09/15/29	99,000	87,828
5.625% due 05/01/27	100,000	95,783
NCL Corp. Ltd.
3.625% due 12/15/24 ~	193,000	162,521
5.875% due 03/15/26 ~	260,000	198,198
5.875% due 02/15/27 ~	390,000	325,490
7.750% due 02/15/29 ~	100,000	75,595
NCL Finance Ltd. 6.125% due 03/15/28 ~	125,000	92,428
New Home Co., Inc. 7.250% due 10/15/25 ~	200,000	162,390
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	125,000	102,998
3.875% due 01/15/28 ~	248,000	216,230
4.000% due 10/15/30 ~	1,158,000	914,681
4.375% due 01/15/28 ~	214,000	185,721
5.750% due 04/15/25 ~	50,000	49,609
Newell Brands, Inc.
4.100% due 04/01/23	192,000	192,022
4.450% due 04/01/26	685,000	631,186
4.875% due 06/01/25	165,000	159,708
5.625% due 04/01/36	130,000	107,371
5.750% due 04/01/46	200,000	156,768
6.375% due 09/15/27	168,000	166,765
6.625% due 09/15/29	90,000	88,211
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	125,000	115,040
Nordstrom, Inc.
4.375% due 04/01/30	410,000	300,864
5.000% due 01/15/44	200,000	124,030
Papa John’s International, Inc. 3.875% due 09/15/29 ~	250,000	200,102
Park River Holdings, Inc. 5.625% due 02/01/29 ~	300,000	195,261
Party City Holdings, Inc. 8.750% due 02/15/26 ~	300,000	174,405
Patrick Industries, Inc. 7.500% due 10/15/27 ~	100,000	91,265
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance In 8.500% due 11/15/27 ~	150,000	161,531
Penn Entertainment, Inc.
4.125% due 07/01/29 ~	200,000	153,352
5.625% due 01/15/27 ~	100,000	88,613
Penske Automotive Group, Inc.
3.500% due 09/01/25	139,000	127,419
3.750% due 06/15/29	125,000	99,607
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~	280,000	240,198
7.750% due 02/15/29 ~	200,000	179,108
PM General Purchaser LLC 9.500% due 10/01/28 ~	330,000	276,673
Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp.
5.625% due 09/01/29 ~	488,000	338,487
5.875% due 09/01/31 ~	250,000	169,079
QVC, Inc.
4.450% due 02/15/25	125,000	106,839
4.750% due 02/15/27	175,000	131,580
4.850% due 04/01/24	100,000	94,263
5.450% due 08/15/34	300,000	185,394
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/29 ~	40,000	28,938
Resideo Funding, Inc. 4.000% due 09/01/29 ~	100,000	80,803
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625% due 04/16/29 ~	400,000	304,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Rite Aid Corp.
7.500% due 07/01/25 ~	$ 248,000	$ 189,240
8.000% due 11/15/26 ~	248,000	176,105
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28	175,000	114,098
4.250% due 07/01/26 ~	150,000	110,552
5.375% due 07/15/27 ~	866,000	638,216
5.500% due 08/31/26 ~	305,000	233,715
5.500% due 04/01/28 ~	450,000	316,269
due 01/15/29 # ~	117,000	114,079
9.125% due 06/15/23 ~	182,000	185,411
due 01/15/29 # ~	146,000	144,084
11.500% due 06/01/25 ~	334,000	355,386
11.625% due 08/15/27 ~	167,000	152,283
Sally Holdings LLC/Sally Capital, Inc. 5.625% due 12/01/25	265,000	251,493
Sands China Ltd. (Macau)
2.800% due 03/08/27	200,000	159,207
3.350% due 03/08/29	200,000	148,853
3.750% due 08/08/31	200,000	143,797
4.300% due 01/08/26	250,000	213,304
4.875% due 06/18/30	130,000	101,904
5.625% due 08/08/25	440,000	399,309
5.900% due 08/08/28	492,000	414,635
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 6.625% due 03/01/30 ~	200,000	160,643
Scientific Games International, Inc.
7.000% due 05/15/28 ~	224,000	211,658
7.250% due 11/15/29 ~	156,000	145,392
8.625% due 07/01/25 ~	90,000	92,252
Scotts Miracle-Gro Co.
4.000% due 04/01/31	125,000	88,274
4.375% due 02/01/32	150,000	106,915
4.500% due 10/15/29	200,000	145,452
5.250% due 12/15/26	100,000	90,952
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	112,000	93,262
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28 ~	200,000	163,207
4.750% due 04/01/29 ~	150,000	117,010
Six Flags Entertainment Corp.
4.875% due 07/31/24 ~	400,000	381,512
5.500% due 04/15/27 ~	100,000	88,000
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	118,000	118,127
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.500% due 11/28/25 ~	250,000	221,831
Sonic Automotive, Inc.
4.625% due 11/15/29 ~	95,000	74,688
4.875% due 11/15/31 ~	390,000	296,057
Specialty Building Products Holdings LLC/ SBP Finance Corp. 6.375% due 09/30/26 ~	90,000	74,570
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	230,000	231,642
SRS Distribution, Inc.
4.625% due 07/01/28 ~	81,000	69,675
6.000% due 12/01/29 ~	310,000	247,735
6.125% due 07/01/29 ~	133,000	107,077
Staples, Inc.
7.500% due 04/15/26 ~	800,000	672,844
10.750% due 04/15/27 ~	297,000	220,536
Station Casinos LLC
4.500% due 02/15/28 ~	190,000	156,234
4.625% due 12/01/31 ~	86,000	65,081
Studio City Co. Ltd. (Macau) 7.000% due 02/15/27 ~	200,000	167,385
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~	340,000	151,570
6.000% due 07/15/25 ~	200,000	111,851
6.500% due 01/15/28 ~	200,000	97,900

	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% due 06/01/31 ~	$ 83,000	$ 68,228
5.875% due 03/01/27	300,000	284,639
Superior Plus LP/Superior General Partner, Inc. (Canada) 4.500% due 03/15/29 ~	100,000	82,761
SWF Escrow Issuer Corp. 6.500% due 10/01/29 ~	208,000	123,649
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~	145,000	117,248
5.750% due 01/15/28 ~	100,000	87,978
5.875% due 06/15/27 ~	144,000	134,299
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625% due 03/01/24 ~	100,000	98,029
Tempur Sealy International, Inc.
3.875% due 10/15/31 ~	188,000	138,144
4.000% due 04/15/29 ~	150,000	118,465
Tenneco, Inc.
5.000% due 07/15/26	180,000	175,246
5.125% due 04/15/29 ~	395,000	391,854
5.375% due 12/15/24	25,000	24,416
7.875% due 01/15/29 ~	15,000	14,679
Thor Industries, Inc. 4.000% due 10/15/29 ~	110,000	82,808
Titan International, Inc. 7.000% due 04/30/28	200,000	181,876
TKC Holdings, Inc.
6.875% due 05/15/28 ~	200,000	161,932
10.500% due 05/15/29 ~	100,000	76,682
Travel & Leisure Co.
4.500% due 12/01/29 ~	163,000	126,644
4.625% due 03/01/30 ~	150,000	118,807
5.650% due 04/01/24	300,000	293,646
6.000% due 04/01/27	150,000	135,490
6.625% due 07/31/26 ~	217,000	203,565
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.875% due 06/15/24	200,000	196,313
Tri Pointe Homes, Inc.
5.250% due 06/01/27	100,000	86,698
5.700% due 06/15/28	150,000	127,937
Under Armour, Inc. 3.250% due 06/15/26	200,000	173,262
United Airlines Holdings, Inc. 4.875% due 01/15/25	150,000	140,046
United Airlines, Inc.
4.375% due 04/15/26 ~	346,000	309,407
4.625% due 04/15/29 ~	753,000	624,967
Univar Solutions USA, Inc. 5.125% due 12/01/27 ~	204,000	181,982
Universal Entertainment Corp. (Japan) 8.500% due 12/11/24 ~	450,000	414,664
US Airways Pass-Through Trust Class A 3.950% due 05/15/27	95,251	84,582
Vail Resorts, Inc. 6.250% due 05/15/25 ~	235,000	232,159
Victoria’s Secret & Co. 4.625% due 07/15/29 ~	188,000	142,341
Viking Cruises Ltd.
5.875% due 09/15/27 ~	200,000	152,923
7.000% due 02/15/29 ~	190,000	142,162
13.000% due 05/15/25 ~	50,000	51,867
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	300,000	233,830
Vista Outdoor, Inc. 4.500% due 03/15/29 ~	300,000	212,380
VOC Escrow Ltd. 5.000% due 02/15/28 ~	160,000	130,469
Wabash National Corp. 4.500% due 10/15/28 ~	200,000	155,291

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Wesco Aircraft Holdings, Inc.
8.500% due 11/15/24 ~	$ 225,000	$ 118,125
13.125% due 11/15/27 ~	262,000	79,255
Wheel Pros, Inc. 6.500% due 05/15/29 ~	100,000	45,944
White Cap Buyer LLC 6.875% due 10/15/28 ~	170,000	139,054
William Carter Co. 5.625% due 03/15/27 ~	214,000	200,381
Winnebago Industries, Inc. 6.250% due 07/15/28 ~	200,000	185,512
WMG Acquisition Corp.
3.000% due 02/15/31 ~	221,000	168,088
3.875% due 07/15/30 ~	200,000	164,264
Wolverine World Wide, Inc. 4.000% due 08/15/29 ~	185,000	141,408
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/28 ~	106,000	93,332
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.250% due 05/30/23 ~	150,000	147,164
5.500% due 03/01/25 ~	700,000	656,376
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	390,000	254,315
5.500% due 10/01/27 ~	400,000	276,760
5.625% due 08/26/28 ~	300,000	200,418
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/29 ~	210,000	170,196
7.750% due 04/15/25 ~	70,000	68,454
Yum! Brands, Inc.
3.625% due 03/15/31	225,000	180,347
4.625% due 01/31/32	515,000	432,775
5.350% due 11/01/43	100,000	79,720
5.375% due 04/01/32	196,000	174,194
6.875% due 11/15/37	100,000	99,963
ZF North America Capital, Inc. (Germany) 4.750% due 04/29/25 ~	150,000	136,688

		77,902,197

Consumer, Non-Cyclical - 14.9%
180 Medical, Inc. (United Kingdom) 3.875% due 10/15/29 ~	200,000	166,102
Acadia Healthcare Co., Inc. 5.000% due 04/15/29 ~	225,000	199,688
ACCO Brands Corp. 4.250% due 03/15/29 ~	215,000	162,071
AdaptHealth LLC
4.625% due 08/01/29 ~	190,000	152,658
5.125% due 03/01/30 ~	177,000	146,220
ADT Security Corp.
4.125% due 08/01/29 ~	165,000	137,300
4.875% due 07/15/32 ~	600,000	485,062
Adtalem Global Education, Inc. 5.500% due 03/01/28 ~	250,000	225,536
Ahern Rentals, Inc. 7.375% due 05/15/23 ~	175,000	118,763
AHP Health Partners, Inc. 5.750% due 07/15/29 ~	150,000	116,675
Air Methods Corp. 8.000% due 05/15/25 ~	330,000	166,241
Akumin Escrow, Inc. 7.500% due 08/01/28 ~	100,000	76,525
Akumin, Inc. 7.000% due 11/01/25 ~	100,000	82,292
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	603,000	530,451
3.500% due 03/15/29 ~	263,000	212,547
4.625% due 01/15/27 ~	375,000	336,006
4.875% due 02/15/30 ~	378,000	320,310
5.875% due 02/15/28 ~	177,000	163,651
7.500% due 03/15/26 ~	125,000	125,928

	Principal Amount	Value
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg) 6.125% due 10/15/26 ~	$ 400,000	$ 338,660
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000% due 06/01/29 ~	392,000	253,812
6.625% due 07/15/26 ~	322,000	287,569
9.750% due 07/15/27 ~	297,000	244,528
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	438,000	335,479
Alta Equipment Group, Inc. 5.625% due 04/15/26 ~	100,000	83,977
AMN Healthcare, Inc.
4.000% due 04/15/29 ~	150,000	126,697
4.625% due 10/01/27 ~	217,000	195,161
APi Group DE, Inc. 4.125% due 07/15/29 ~	150,000	119,167
Aptim Corp. 7.750% due 06/15/25 ~	150,000	104,250
APX Group, Inc.
5.750% due 07/15/29 ~	225,000	178,366
6.750% due 02/15/27 ~	200,000	187,084
ASGN, Inc. 4.625% due 05/15/28 ~	79,000	68,174
Avantor Funding, Inc.
3.875% due 11/01/29 ~	500,000	407,082
4.625% due 07/15/28 ~	150,000	133,822
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/28 ~	125,000	102,133
5.375% due 03/01/29 ~	145,000	119,262
5.750% due 07/15/27 ~	125,000	109,922
B&G Foods, Inc.
5.250% due 04/01/25	649,000	565,432
5.250% due 09/15/27	107,000	86,906
Bausch Health Americas, Inc.
8.500% due 01/31/27 ~	145,000	61,948
9.250% due 04/01/26 ~	200,000	118,932
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	410,000	265,016
5.000% due 01/30/28 ~	240,000	88,824
5.000% due 02/15/29 ~	150,000	58,452
5.250% due 01/30/30 ~	1,000,000	375,556
5.500% due 11/01/25 ~	346,000	275,412
5.750% due 08/15/27 ~	140,000	95,578
6.125% due 02/01/27 ~	585,000	406,458
6.250% due 02/15/29 ~	450,000	168,840
7.000% due 01/15/28 ~	388,000	148,596
7.250% due 05/30/29 ~	98,000	37,701
9.000% due 12/15/25 ~	250,000	159,084
11.000% due 09/30/28 ~	190,281	154,128
14.000% due 10/15/30 ~	37,669	20,718
BC Ltd. (Canada) 9.000% due 01/30/28 ~	107,114	106,846
BellRing Brands, Inc. 7.000% due 03/15/30 ~	250,000	229,212
Block, Inc.
2.750% due 06/01/26	200,000	172,092
3.500% due 06/01/31	483,000	375,426
Brink’s Co.
4.625% due 10/15/27 ~	197,000	175,417
5.500% due 07/15/25 ~	150,000	142,148
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	223,466
Cano Health LLC 6.250% due 10/01/28 ~	125,000	118,333
Carriage Services, Inc. 4.250% due 05/15/29 ~	200,000	158,562
Catalent Pharma Solutions, Inc.
3.125% due 02/15/29 ~	116,000	89,590
3.500% due 04/01/30 ~	125,000	98,474
5.000% due 07/15/27 ~	115,000	102,715

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Centene Corp.
2.450% due 07/15/28	$ 255,000	$ 208,044
2.500% due 03/01/31	1,255,000	948,669
2.625% due 08/01/31	185,000	139,810
3.000% due 10/15/30	305,000	242,191
3.375% due 02/15/30	696,000	570,494
4.250% due 12/15/27	365,000	334,641
4.625% due 12/15/29	1,106,000	996,445
Central Garden & Pet Co.
4.125% due 10/15/30	335,000	267,350
5.125% due 02/01/28	100,000	90,785
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	133,000	110,808
4.000% due 03/15/31 ~	200,000	161,541
4.250% due 05/01/28 ~	192,000	167,604
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	350,000	298,154
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	115,000	77,492
5.250% due 05/15/30 ~	695,000	485,475
5.625% due 03/15/27 ~	855,000	659,393
6.000% due 01/15/29 ~	300,000	221,174
6.125% due 04/01/30 ~	294,000	139,282
6.875% due 04/01/28 ~	250,000	114,884
6.875% due 04/15/29 ~	275,000	133,442
8.000% due 03/15/26 ~	600,000	520,474
8.000% due 12/15/27 ~	189,000	149,965
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	204,579
CoreCivic, Inc.
4.750% due 10/15/27	60,000	48,513
8.250% due 04/15/26	135,000	134,595
CoreLogic, Inc. 4.500% due 05/01/28 ~	167,000	113,804
Coty, Inc.
5.000% due 04/15/26 ~	188,000	171,392
6.500% due 04/15/26 ~	75,000	69,200
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.750% due 01/15/29 ~	180,000	152,667
CPI CG, Inc. 8.625% due 03/15/26 ~	75,000	70,164
Darling Ingredients, Inc.
5.250% due 04/15/27 ~	99,000	93,514
6.000% due 06/15/30 ~	145,000	138,326
DaVita, Inc.
3.750% due 02/15/31 ~	454,000	324,540
4.625% due 06/01/30 ~	800,000	620,964
Deluxe Corp. 8.000% due 06/01/29 ~	70,000	56,936
Edgewell Personal Care Co.
4.125% due 04/01/29 ~	125,000	104,004
5.500% due 06/01/28 ~	100,000	89,548
Elanco Animal Health, Inc. 6.400% due 08/28/28	130,000	115,413
Embecta Corp.
5.000% due 02/15/30 ~	80,000	68,786
6.750% due 02/15/30 ~	100,000	92,811
Emergent BioSolutions, Inc. 3.875% due 08/15/28 ~	150,000	100,027
Encompass Health Corp.
4.500% due 02/01/28	149,000	127,928
4.750% due 02/01/30	156,000	128,585
5.750% due 09/15/25	100,000	99,226
Envision Healthcare Corp. 8.750% due 10/15/26 ~	150,000	48,348
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg) 5.625% due 08/15/26 ~	100,000	89,064
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~	400,000	343,928
6.000% due 06/01/29 ~	150,000	110,271
9.500% due 11/01/27 ~	78,000	68,524

	Principal Amount	Value
Garden Spinco Corp. 8.625% due 07/20/30 ~	$ 58,000	$ 60,048
Gartner, Inc.
3.625% due 06/15/29 ~	120,000	100,159
3.750% due 10/01/30 ~	397,000	325,838
4.500% due 07/01/28 ~	169,000	151,357
GEO Group, Inc. 10.500% due 06/30/28	163,000	161,381
Global Medical Response, Inc. 6.500% due 10/01/25 ~	150,000	126,103
Graham Holdings Co. 5.750% due 06/01/26 ~	100,000	97,110
Grifols Escrow Issuer SA (Spain) 4.750% due 10/15/28 ~	200,000	154,932
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.500% due 06/01/26 ~	400,000	254,697
HealthEquity, Inc. 4.500% due 10/01/29 ~	95,000	80,369
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% due 09/01/25 ~	170,000	154,343
Herc Holdings, Inc. 5.500% due 07/15/27 ~	330,000	297,665
Hertz Corp.
4.625% due 12/01/26 ~	80,000	65,079
5.000% due 12/01/29 ~	130,000	96,880
HLF Financing SARL LLC/Herbalife International, Inc. 4.875% due 06/01/29 ~	200,000	142,980
Hologic, Inc.
3.250% due 02/15/29 ~	209,000	171,368
4.625% due 02/01/28 ~	191,000	176,616
Horizon Therapeutics USA, Inc. 5.500% due 08/01/27 ~	200,000	187,382
Ingles Markets, Inc. 4.000% due 06/15/31 ~	225,000	184,050
IQVIA, Inc.
5.000% due 10/15/26 ~	300,000	286,235
5.000% due 05/15/27 ~	200,000	186,923
Jazz Securities DAC 4.375% due 01/15/29 ~	200,000	173,192
Korn Ferry 4.625% due 12/15/27 ~	150,000	132,795
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada) 5.000% due 12/31/26 ~	655,000	575,598
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~	190,000	161,104
4.375% due 01/31/32 ~	185,000	153,190
4.875% due 05/15/28 ~	83,000	75,496
Land O’Lakes Capital Trust I 7.450% due 03/15/28 ~	43,000	43,481
Lannett Co., Inc. 7.750% due 04/15/26 ~	150,000	42,750
Legacy LifePoint Health LLC
6.750% due 04/15/25 ~	180,000	170,528
4.375% due 02/15/27 ~	230,000	190,355
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer, Inc. 5.000% due 02/01/26 ~	210,000	180,915
LifePoint Health, Inc. 5.375% due 01/15/29 ~	65,000	45,444
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 11.500% due 12/15/28 ~	250,000	225,467
Medline Borrower LP
3.875% due 04/01/29 ~	1,405,000	1,128,700
5.250% due 10/01/29 ~	688,000	520,768
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	78,142
ModivCare Escrow Issuer, Inc. 5.000% due 10/01/29 ~	105,000	85,520

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
ModivCare, Inc. 5.875% due 11/15/25 ~	$ 72,000	$ 66,538
Molina Healthcare, Inc.
3.875% due 11/15/30 ~	120,000	100,880
3.875% due 05/15/32 ~	345,000	283,087
4.375% due 06/15/28 ~	150,000	135,693
MoneyGram International, Inc. 5.375% due 08/01/26 ~	55,000	53,981
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	290,000	239,795
5.750% due 11/01/28 ~	380,000	286,144
Nathan’s Famous, Inc. 6.625% due 11/01/25 ~	18,000	17,922
NESCO Holdings II, Inc. 5.500% due 04/15/29 ~	300,000	250,431
Nielsen Co. Luxembourg SARL 5.000% due 02/01/25 ~	200,000	196,368
Nielsen Finance LLC/Nielsen Finance Co.
4.500% due 07/15/29 ~	134,000	133,745
4.750% due 07/15/31 ~	333,000	326,946
5.625% due 10/01/28 ~	220,000	218,831
5.875% due 10/01/30 ~	100,000	99,810
Option Care Health, Inc. 4.375% due 10/31/29 ~	63,000	53,354
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% due 04/30/28 ~	804,000	689,217
5.125% due 04/30/31 ~	500,000	410,415
Oriflame Investment Holding PLC (Switzerland) 5.125% due 05/04/26 ~	200,000	116,500
Owens & Minor, Inc.
4.500% due 03/31/29 ~	80,000	62,907
6.625% due 04/01/30 ~	139,000	122,667
P&L Development LLC/PLD Finance Corp. 7.750% due 11/15/25 ~	150,000	112,770
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.000% due 06/15/29 ~	200,000	140,105
PECF USS Intermediate Holding III Corp. 8.000% due 11/15/29 ~	306,000	224,380
Pediatrix Medical Group, Inc. 5.375% due 02/15/30 ~	250,000	207,525
Performance Food Group, Inc.
4.250% due 08/01/29 ~	208,000	173,591
5.500% due 10/15/27 ~	295,000	268,804
Perrigo Finance Unlimited Co.
3.900% due 12/15/24	200,000	187,059
4.375% due 03/15/26	205,000	188,370
4.900% due 12/15/44	200,000	137,982
Picasso Finance Sub, Inc. 6.125% due 06/15/25 ~	105,000	103,025
Pilgrim’s Pride Corp.
3.500% due 03/01/32 ~	300,000	226,560
4.250% due 04/15/31 ~	325,000	260,093
Post Holdings, Inc.
4.500% due 09/15/31 ~	500,000	403,537
4.625% due 04/15/30 ~	314,000	258,581
5.500% due 12/15/29 ~	425,000	368,059
5.625% due 01/15/28 ~	108,000	98,774
5.750% due 03/01/27 ~	322,000	307,713
Prestige Brands, Inc.
3.750% due 04/01/31 ~	250,000	194,489
5.125% due 01/15/28 ~	133,000	119,929
Prime Healthcare Services, Inc. 7.250% due 11/01/25 ~	166,000	148,384
Prime Security Services Borrower LLC/ Prime Finance, Inc.
3.375% due 08/31/27 ~	410,000	345,339
5.250% due 04/15/24 ~	197,000	190,368
5.750% due 04/15/26 ~	246,000	231,817
6.250% due 01/15/28 ~	385,000	329,172
Primo Water Holdings, Inc. (Canada) 4.375% due 04/30/29 ~	188,000	153,199

	Principal Amount	Value
Radiology Partners, Inc. 9.250% due 02/01/28 ~	$ 55,000	$ 35,966
RCN Corp. 11.625% due 04/15/23 Ω y	9,000	830
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.750% due 12/01/26 ~	500,000	448,215
Rent-A-Center, Inc. 6.375% due 02/15/29 ~	180,000	140,773
Ritchie Bros Auctioneers, Inc. (Canada) 5.375% due 01/15/25 ~	220,000	216,119
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	300,000	248,322
RR Donnelley & Sons Co. 6.125% due 11/01/26 ~	520,000	470,600
Sabre GLBL, Inc.
7.375% due 09/01/25 ~	518,000	464,636
9.250% due 04/15/25 ~	50,000	47,938
Safeway, Inc. 7.250% due 02/01/31	150,000	142,959
SEG Holding LLC/SEG Finance Corp. 5.625% due 10/15/28 ~	200,000	184,544
Select Medical Corp. 6.250% due 08/15/26 ~	424,000	399,472
Service Corp. International
3.375% due 08/15/30	426,000	333,790
4.000% due 05/15/31	132,000	106,372
4.625% due 12/15/27	53,000	48,085
5.125% due 06/01/29	206,000	187,498
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.625% due 11/01/26 ~	300,000	273,984
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	350,000	226,425
Signal Parent, Inc. 6.125% due 04/01/29 ~	250,000	122,002
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed 4.625% due 03/01/29 ~	245,000	200,841
Sotheby’s 7.375% due 10/15/27 ~	200,000	183,954
Sotheby’s/Bidfair Holdings, Inc. 5.875% due 06/01/29 ~	150,000	124,196
Spectrum Brands, Inc.
3.875% due 03/15/31 ~	150,000	102,553
5.000% due 10/01/29 ~	86,000	68,609
5.750% due 07/15/25	200,000	189,287
StoneMor, Inc. 8.500% due 05/15/29 ~	117,000	98,937
Surgery Center Holdings, Inc. 10.000% due 04/15/27 ~	290,000	282,386
Syneos Health, Inc. 3.625% due 01/15/29 ~	150,000	119,610
Team Health Holdings, Inc. 6.375% due 02/01/25 ~	200,000	148,575
Teleflex, Inc.
4.250% due 06/01/28 ~	95,000	82,825
4.625% due 11/15/27	156,000	140,778
Tenet Healthcare Corp.
4.250% due 06/01/29 ~	500,000	414,722
4.375% due 01/15/30 ~	536,000	448,557
4.625% due 07/15/24	243,000	235,247
4.625% due 09/01/24 ~	87,000	84,289
4.875% due 01/01/26 ~	545,000	507,174
5.125% due 11/01/27 ~	526,000	473,078
6.125% due 10/01/28 ~	655,000	574,896
6.125% due 06/15/30 ~	588,000	540,151
6.250% due 02/01/27 ~	530,000	495,807
Toledo Hospital 5.325% due 11/15/28	164,000	115,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
TreeHouse Foods, Inc. 4.000% due 09/01/28	$115,000	$91,850
TriNet Group, Inc. 3.500% due 03/01/29 ~	115,000	93,909
Triton Water Holdings, Inc. 6.250% due 04/01/29 ~	155,000	118,780
Turning Point Brands, Inc. 5.625% due 02/15/26 ~	100,000	86,953
United Natural Foods, Inc. 6.750% due 10/15/28 ~	65,000	59,584
United Rentals North America, Inc.
3.750% due 01/15/32	228,000	179,469
3.875% due 02/15/31	500,000	407,695
4.000% due 07/15/30	125,000	103,439
4.875% due 01/15/28	315,000	289,499
5.250% due 01/15/30	142,000	128,714
5.500% due 05/15/27	130,000	125,905
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	294,000	247,358
US Foods, Inc.
4.750% due 02/15/29 ~	65,000	55,777
6.250% due 04/15/25 ~	120,000	118,073
US Renal Care, Inc. 10.625% due 07/15/27 ~	175,000	81,560
Vector Group Ltd.
5.750% due 02/01/29 ~	100,000	81,780
10.500% due 11/01/26 ~	473,000	439,410
Verscend Escrow Corp. 9.750% due 08/15/26 ~	325,000	314,075
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/26 ~	255,000	235,394
Williams Scotsman International, Inc. 4.625% due 08/15/28 ~	100,000	87,682
WW International, Inc. 4.500% due 04/15/29 ~	135,000	70,813
ZipRecruiter, Inc. 5.000% due 01/15/30 ~	100,000	80,945

		53,141,704

Diversified - 0.1%
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	95,175
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	189,454
6.125% due 02/01/25 ~	146,000	137,496

		422,125

Energy - 12.4%
Aethon United BR LP/Aethon United Finance Corp. 8.250% due 02/15/26 ~	340,000	328,984
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% due 05/01/25 ~	100,000	97,547
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% due 06/15/29 ~	135,000	119,466
5.750% due 03/01/27 ~	200,000	185,384
5.750% due 01/15/28 ~	197,000	179,677
Antero Resources Corp.
5.375% due 03/01/30 ~	90,000	81,117
7.625% due 02/01/29 ~	74,000	74,024
Apache Corp.
4.250% due 01/15/30	250,000	219,144
4.750% due 04/15/43	500,000	373,952
4.875% due 11/15/27	215,000	197,742
5.100% due 09/01/40	712,000	576,407
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/28 ~	180,000	158,587
6.875% due 04/01/27 ~	156,000	139,994

	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ ARU Finance Corp.
5.875% due 06/30/29 ~	$115,000	$102,557
7.000% due 11/01/26 ~	80,000	77,214
8.250% due 12/31/28 ~	165,000	158,861
9.000% due 11/01/27 ~	175,000	213,798
Athabasca Oil Corp. (Canada) 9.750% due 11/01/26 ~	211,000	224,112
Baytex Energy Corp. (Canada) 8.750% due 04/01/27 ~	185,000	186,384
Berry Petroleum Co. LLC 7.000% due 02/15/26 ~	200,000	176,627
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.625% due 07/15/26 ~	50,000	46,794
7.625% due 12/15/25 ~	245,000	235,572
Bristow Group, Inc. 6.875% due 03/01/28 ~	150,000	132,787
Buckeye Partners LP
3.950% due 12/01/26	175,000	152,811
4.125% due 03/01/25 ~	127,000	116,415
4.150% due 07/01/23	298,000	293,171
4.500% due 03/01/28 ~	105,000	89,495
5.850% due 11/15/43	250,000	186,029
6.375% due 01/22/78	200,000	161,932
California Resources Corp. 7.125% due 02/01/26 ~	55,000	51,783
Callon Petroleum Co.
7.500% due 06/15/30 ~	440,000	386,078
8.000% due 08/01/28 ~	140,000	129,426
Calumet Specialty Products Partners LP/ Calumet Finance Corp.
8.125% due 01/15/27 ~	120,000	110,813
9.250% due 07/15/24 ~	162,000	166,211
11.000% due 04/15/25 ~	133,000	136,376
CGG SA (France) 8.750% due 04/01/27 ~	500,000	420,587
Cheniere Energy Partners LP
3.250% due 01/31/32	165,000	127,030
4.000% due 03/01/31	361,000	303,417
4.500% due 10/01/29	494,000	436,051
Cheniere Energy, Inc. 4.625% due 10/15/28	365,000	335,685
Chesapeake Energy Corp.
5.500% due 02/01/26 ~	110,000	105,464
5.875% due 02/01/29 ~	185,000	171,818
6.750% due 04/15/29 ~	300,000	288,217
Chord Energy Corp. 6.375% due 06/01/26 ~	150,000	143,232
Civitas Resources, Inc. 5.000% due 10/15/26 ~	60,000	54,569
CNX Midstream Partners LP 4.750% due 04/15/30 ~	40,000	31,462
CNX Resources Corp.
6.000% due 01/15/29 ~	250,000	228,694
7.250% due 03/14/27 ~	23,000	22,421
7.375% due 01/15/31 ~	120,000	117,631
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	165,000	147,661
Comstock Resources, Inc.
5.875% due 01/15/30 ~	324,000	282,961
6.750% due 03/01/29 ~	135,000	124,834
Coronado Finance Pty. Ltd. (Australia) 10.750% due 05/15/26 ~	135,000	140,755
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	450,000	381,532
Crescent Energy Finance LLC 7.250% due 05/01/26 ~	235,000	211,672
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
5.625% due 05/01/27 ~	140,000	127,000
5.750% due 04/01/25	85,000	80,765
6.000% due 02/01/29 ~	105,000	94,118
8.000% due 04/01/29 ~	150,000	144,687
CrownRock LP/CrownRock Finance, Inc.
5.000% due 05/01/29 ~	25,000	22,121
5.625% due 10/15/25 ~	544,000	521,658

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
CSI Compressco LP/CSI Compressco Finance, Inc. 7.500% due 04/01/25 ~	$ 200,000	$ 174,711
CVR Energy, Inc.
5.250% due 02/15/25 ~	210,000	189,417
5.750% due 02/15/28 ~	125,000	107,060
DCP Midstream Operating LP 5.850% due 05/21/43 ~	100,000	96,196
DT Midstream, Inc.
4.125% due 06/15/29 ~	95,000	80,481
4.375% due 06/15/31 ~	200,000	165,253
Earthstone Energy Holdings LLC 8.000% due 04/15/27 ~	190,000	179,455
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	125,000	115,561
Endeavor Energy Resources LP/EER Finance, Inc. 5.750% due 01/30/28 ~	339,000	323,187
Energy Ventures Gom LLC/EnVen Finance Corp. 11.750% due 04/15/26 ~	90,000	92,733
EnLink Midstream LLC
5.375% due 06/01/29	164,000	150,413
5.625% due 01/15/28 ~	75,000	70,242
6.500% due 09/01/30 ~	200,000	195,768
EnLink Midstream Partners LP
4.150% due 06/01/25	120,000	111,647
5.050% due 04/01/45	200,000	140,585
5.450% due 06/01/47	125,000	91,556
Ensign Drilling, Inc. (Canada) 9.250% due 04/15/24 ~	95,000	84,356
Enviva Partners LP/Enviva Partners Finance Corp. 6.500% due 01/15/26 ~	260,000	246,207
EQM Midstream Partners LP
4.000% due 08/01/24	43,000	40,080
4.500% due 01/15/29 ~	145,000	117,065
4.750% due 01/15/31 ~	145,000	115,435
6.000% due 07/01/25 ~	221,000	204,627
6.500% due 07/01/27 ~	140,000	129,576
6.500% due 07/15/48	250,000	191,205
7.500% due 06/01/27 ~	400,000	381,908
7.500% due 06/01/30 ~	657,000	621,894
Exterran Energy Solutions LP/EES Finance Corp. 8.125% due 05/01/25	200,000	202,714
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/27 ~	200,000	200,422
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% due 06/15/24	300,000	282,586
6.500% due 10/01/25	170,000	153,886
7.750% due 02/01/28	195,000	169,882
8.000% due 01/15/27	270,000	237,254
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29	100,000	90,190
7.000% due 08/01/27	150,000	136,860
Gulfport Energy Corp. 8.000% due 05/17/26 ~	200,000	199,293
Harbour Energy PLC (United Kingdom) 5.500% due 10/15/26 ~	200,000	179,444
Harvest Midstream I LP 7.500% due 09/01/28 ~	225,000	210,847
Hess Midstream Operations LP
4.250% due 02/15/30 ~	230,000	186,216
5.125% due 06/15/28 ~	240,000	210,468
5.500% due 10/15/30 ~	165,000	141,860
5.625% due 02/15/26 ~	200,000	190,119
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~	100,000	87,631
6.000% due 04/15/30 ~	105,000	91,745
6.000% due 02/01/31 ~	90,000	78,312
6.250% due 11/01/28 ~	320,000	295,942
6.250% due 04/15/32 ~	105,000	93,163

	Principal Amount	Value
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000% due 02/01/28 ~	$59,000	$52,097
6.375% due 04/15/27 ~	35,000	33,475
Howard Midstream Energy Partners LLC 6.750% due 01/15/27 ~	315,000	281,129
Ithaca Energy North Sea PLC (United Kingdom) 9.000% due 07/15/26 ~	200,000	189,202
ITT Holdings LLC 6.500% due 08/01/29 ~	225,000	175,061
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	151,000	139,137
Kinetik Holdings LP 5.875% due 06/15/30 ~	290,000	266,152
Laredo Petroleum, Inc.
7.750% due 07/31/29 ~	165,000	152,355
9.500% due 01/15/25	180,000	178,686
10.125% due 01/15/28	125,000	120,302
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp. 6.000% due 08/01/26 ~	330,000	316,741
Matador Resources Co. 5.875% due 09/15/26	330,000	318,808
MEG Energy Corp. (Canada) 7.125% due 02/01/27 ~	360,000	366,097
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~	350,000	305,835
10.500% due 05/15/27 ~	100,000	93,251
Murphy Oil Corp.
5.750% due 08/15/25	77,000	74,355
5.875% due 12/01/27	117,000	109,606
6.375% due 07/15/28	11,000	10,411
Nabors Industries Ltd.
7.250% due 01/15/26 ~	419,000	365,391
7.500% due 01/15/28 ~	150,000	122,735
Nabors Industries, Inc.
5.750% due 02/01/25	85,000	77,076
7.375% due 05/15/27 ~	271,000	250,675
Natural Resource Partners LP/NRP Finance Corp. 9.125% due 06/30/25 ~	150,000	153,894
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	232,432
New Fortress Energy, Inc.
6.500% due 09/30/26 ~	300,000	277,629
6.750% due 09/15/25 ~	338,000	320,742
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.500% due 02/01/26 ~	435,000	387,609
NGL Energy Partners LP/NGL Energy Finance Corp.
6.125% due 03/01/25	100,000	80,170
7.500% due 11/01/23	195,000	189,208
7.500% due 04/15/26	150,000	114,685
Northern Oil & Gas, Inc. 8.125% due 03/01/28 ~	100,000	93,956
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	233,406
NuStar Logistics LP
5.625% due 04/28/27	130,000	113,532
5.750% due 10/01/25	50,000	46,407
6.000% due 06/01/26	171,000	156,892
6.375% due 10/01/30	445,000	381,753
Occidental Petroleum Corp.
3.500% due 08/15/29	386,000	353,493
4.400% due 04/15/46	2,175,000	1,792,221
5.500% due 12/01/25	115,000	115,716
5.550% due 03/15/26	325,000	325,793
5.875% due 09/01/25	239,000	240,046
6.125% due 01/01/31	465,000	459,155

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
6.375% due 09/01/28	$ 200,000	$ 199,638
6.450% due 09/15/36	500,000	501,230
6.625% due 09/01/30	329,000	334,723
6.950% due 07/01/24	150,000	154,339
7.500% due 05/01/31	150,000	157,089
7.875% due 09/15/31	150,000	160,352
8.000% due 07/15/25	105,000	111,447
8.500% due 07/15/27	150,000	160,870
8.875% due 07/15/30	200,000	223,114
Oceaneering International, Inc.
4.650% due 11/15/24	200,000	182,661
6.000% due 02/01/28	150,000	119,185
Parkland Corp. (Canada)
4.500% due 10/01/29 ~	140,000	113,351
4.625% due 05/01/30 ~	417,000	338,717
5.875% due 07/15/27 ~	132,000	122,545
Patterson-UTI Energy, Inc. 3.950% due 02/01/28	250,000	205,385
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28	195,000	169,319
7.250% due 06/15/25	225,000	215,260
PBF Logistics LP/PBF Logistics Finance Corp. 6.875% due 05/15/23	262,000	261,754
PDC Energy, Inc.
5.750% due 05/15/26	150,000	138,971
6.125% due 09/15/24	100,000	98,900
Penn Virginia Holdings LLC 9.250% due 08/15/26 ~	75,000	70,594
Petrofac Ltd. (United Kingdom) 9.750% due 11/15/26 ~	250,000	187,822
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~	125,000	110,599
7.125% due 01/15/26 ~	200,000	187,876
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	176,393
Range Resources Corp.
4.750% due 02/15/30 ~	29,000	25,213
4.875% due 05/15/25	88,000	83,074
8.250% due 01/15/29	95,000	96,864
Rattler Midstream LP 5.625% due 07/15/25 ~	65,000	65,892
Rockcliff Energy II LLC 5.500% due 10/15/29 ~	88,000	77,252
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~	250,000	225,365
6.875% due 04/15/40 ~	250,000	204,017
SM Energy Co.
5.625% due 06/01/25	113,000	108,635
6.500% due 07/15/28	120,000	114,325
6.625% due 01/15/27	100,000	96,216
6.750% due 09/15/26	60,000	57,841
Southeast Supply Header LLC 4.250% due 06/15/24 ~	250,000	218,146
Southwestern Energy Co.
4.750% due 02/01/32	176,000	147,893
5.375% due 02/01/29	390,000	354,475
5.375% due 03/15/30	390,000	352,250
5.700% due 01/23/25	14,000	13,725
7.750% due 10/01/27	80,000	81,487
8.375% due 09/15/28	150,000	155,681
Strathcona Resources Ltd. (Canada) 6.875% due 08/01/26 ~	150,000	127,462
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.750% due 04/15/25	140,000	114,137
8.500% due 10/15/26 ~	337,000	316,854
SunCoke Energy, Inc. 4.875% due 06/30/29 ~	167,000	129,142
Sunnova Energy Corp. 5.875% due 09/01/26 ~	110,000	98,427

	Principal Amount	Value
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29	$ 75,000	$ 62,351
4.500% due 04/30/30	500,000	409,480
6.000% due 04/15/27	359,000	342,850
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500% due 01/15/28 ~	163,000	139,497
6.000% due 12/31/30 ~	215,000	183,311
6.000% due 09/01/31 ~	200,000	169,479
7.500% due 10/01/25 ~	300,000	295,200
Talos Production, Inc. 12.000% due 01/15/26	178,000	185,880
Tap Rock Resources LLC 7.000% due 10/01/26 ~	60,000	54,961
TerraForm Power Operating LLC
4.750% due 01/15/30 ~	177,000	150,617
5.000% due 01/31/28 ~	141,000	124,416
TransMontaigne Partners LP/ TLP Finance Corp. 6.125% due 02/15/26	50,000	42,014
Transocean Guardian Ltd. 5.875% due 01/15/24 ~	339,246	320,280
Transocean Phoenix 2 Ltd. 7.750% due 10/15/24 ~	90,000	87,767
Transocean Pontus Ltd. 6.125% due 08/01/25 ~	182,000	170,528
Transocean Proteus Ltd. 6.250% due 12/01/24 ~	58,500	55,103
Transocean, Inc.
8.000% due 02/01/27 ~	433,000	301,762
9.350% due 12/15/41	490,000	254,863
11.500% due 01/30/27 ~	247,000	228,931
USA Compression Partners LP/USA Compression Finance Corp.
6.875% due 04/01/26	135,000	124,413
6.875% due 09/01/27	305,000	277,687
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	244,000	209,796
3.875% due 11/01/33 ~	467,000	363,996
4.125% due 08/15/31 ~	144,000	119,753
Vermilion Energy, Inc. (Canada)
5.625% due 03/15/25 ~	50,000	47,211
6.875% due 05/01/30 ~	167,000	153,912
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	36,935
W&T Offshore, Inc. 9.750% due 11/01/23 ~	200,000	196,241
Warrior Met Coal, Inc. 7.875% due 12/01/28 ~	175,000	170,325
Weatherford International Ltd.
6.500% due 09/15/28 ~	103,000	92,844
8.625% due 04/30/30 ~	585,000	510,792
11.000% due 12/01/24 ~	102,000	103,935
Western Midstream Operating LP
3.350% due 02/01/25	305,000	284,708
4.300% due 02/01/30	50,000	42,875
4.650% due 07/01/26	75,000	70,278
5.500% due 08/15/48	354,000	287,025
5.500% due 02/01/50	400,000	323,546

		44,218,150

Financial - 10.2%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~	160,000	125,758
6.000% due 08/01/29 ~	185,000	142,862
7.000% due 11/15/25 ~	275,000	251,776
10.125% due 08/01/26 ~	100,000	96,367
Advisor Group Holdings, Inc. 10.750% due 08/01/27 ~	100,000	98,126
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	60,654
AG TTMT Escrow Issuer LLC 8.625% due 09/30/27 ~	120,000	112,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/27 ~	$220,000	$188,356
5.875% due 11/01/29 ~	200,000	162,842
6.750% due 10/15/27 ~	350,000	302,382
Ally Financial, Inc. 5.750% due 11/20/25	200,000	194,194
AmWINS Group, Inc. 4.875% due 06/30/29 ~	85,000	70,746
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/29 ~	150,000	113,295
Aretec Escrow Issuer, Inc. 7.500% due 04/01/29 ~	300,000	251,662
Armor Holdco, Inc. 8.500% due 11/15/29 ~	250,000	199,891
Assurant, Inc. 7.000% due 03/27/48	200,000	196,460
AssuredPartners, Inc. 7.000% due 08/15/25 ~	64,000	59,222
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/27 ~	250,000	205,402
Brightsphere Investment Group, Inc. 4.800% due 07/27/26	100,000	88,147
BroadStreet Partners, Inc. 5.875% due 04/15/29 ~	283,000	223,450
Brookfield Property REIT, Inc./BPR Cumulus LLC /BPR Nimbus LLC/GGSI Sellco LL
4.500% due 04/01/27 ~	150,000	123,238
5.750% due 05/15/26 ~	300,000	271,607
Burford Capital Global Finance LLC
6.250% due 04/15/28 ~	250,000	219,530
6.875% due 04/15/30 ~	200,000	174,826
Castlelake Aviation Finance DAC 5.000% due 04/15/27 ~	300,000	255,529
Cobra AcquisitionCo LLC 6.375% due 11/01/29 ~	250,000	174,866
Coinbase Global, Inc.
3.375% due 10/01/28 ~	555,000	348,257
3.625% due 10/01/31 ~	185,000	102,951
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	295,800
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~	175,000	128,779
5.250% due 04/15/29 ~	120,000	94,334
Credit Acceptance Corp. 6.625% due 03/15/26	200,000	185,769
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/28 ~	100,000	82,455
Curo Group Holdings Corp. 7.500% due 08/01/28 ~	253,000	124,417
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	74,382
Deutsche Bank AG (Germany)
3.729% due 01/14/32	200,000	134,932
3.742% due 01/07/33	400,000	259,916
4.296% due 05/24/28	476,000	424,608
4.500% due 04/01/25	500,000	465,484
4.875% due 12/01/32	200,000	157,135
5.882% due 07/08/31	150,000	120,301
Diversified Healthcare Trust
4.750% due 05/01/24	100,000	86,375
4.750% due 02/15/28	200,000	126,260
9.750% due 06/15/25	107,000	97,015
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	376,250
Enact Holdings, Inc. 6.500% due 08/15/25 ~	210,000	201,038
Enova International, Inc. 8.500% due 09/15/25 ~	200,000	175,612

	Principal Amount	Value
Enstar Finance LLC 5.500% due 01/15/42	$ 250,000	$ 203,378
Finance of America Funding LLC 7.875% due 11/15/25 ~	200,000	126,915
Five Point Operating Co. LP/Five Point Capital Corp. 7.875% due 11/15/25 ~	150,000	119,486
Freedom Mortgage Corp.
6.625% due 01/15/27 ~	300,000	214,331
7.625% due 05/01/26 ~	190,000	142,243
8.125% due 11/15/24 ~	150,000	131,528
8.250% due 04/15/25 ~	156,000	129,196
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	175,046
Genworth Holdings, Inc. 6.500% due 06/15/34	100,000	81,635
Global Aircraft Leasing Co. Ltd. (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	443,565	334,528
Global Atlantic Fin Co. 4.700% due 10/15/51 ~	300,000	226,262
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/27 ~	135,000	105,487
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~	75,000	65,618
5.375% due 12/01/24 ~	82,000	77,045
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	103,000	96,799
GTCR AP Finance, Inc. 8.000% due 05/15/27 ~	550,000	507,047
HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/26 ~	300,000	241,120
3.750% due 09/15/30 ~	300,000	218,782
Hightower Holding LLC 6.750% due 04/15/29 ~	83,000	67,872
Home Point Capital, Inc. 5.000% due 02/01/26 ~	100,000	62,752
Howard Hughes Corp.
4.375% due 02/01/31 ~	75,000	53,990
5.375% due 08/01/28 ~	200,000	166,271
HUB International Ltd. 7.000% due 05/01/26 ~	795,000	755,250
Hunt Cos., Inc. 5.250% due 04/15/29 ~	200,000	153,392
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/29	145,000	117,073
4.750% due 09/15/24	326,000	305,513
5.250% due 05/15/27	600,000	526,653
6.250% due 05/15/26	405,000	379,088
6.375% due 12/15/25	50,000	47,449
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~	300,000	178,573
5.017% due 06/26/24 ~	700,000	653,206
5.710% due 01/15/26 ~	400,000	364,223
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/32 ~	150,000	116,323
Iron Mountain, Inc.
4.500% due 02/15/31 ~	215,000	166,606
4.875% due 09/15/27 ~	425,000	381,437
4.875% due 09/15/29 ~	535,000	440,284
5.000% due 07/15/28 ~	65,000	56,033
5.250% due 03/15/28 ~	224,000	196,799
5.250% due 07/15/30 ~	575,000	477,054
5.625% due 07/15/32 ~	65,000	52,087
iStar, Inc.
4.750% due 10/01/24	137,000	135,316
5.500% due 02/15/26	150,000	151,129
Jane Street Group/JSG Finance, Inc. 4.500% due 11/15/29 ~	350,000	301,492

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.000% due 08/15/28 ~	$ 200,000	$ 147,897
Jefferson Capital Holdings LLC 6.000% due 08/15/26 ~	75,000	62,877
Kennedy-Wilson, Inc.
4.750% due 03/01/29	235,000	179,892
4.750% due 02/01/30	100,000	74,400
5.000% due 03/01/31	235,000	170,915
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.
4.750% due 06/15/29 ~	225,000	168,817
5.250% due 10/01/25 ~	250,000	230,327
LD Holdings Group LLC
6.125% due 04/01/28 ~	175,000	91,267
6.500% due 11/01/25 ~	146,000	87,799
LFS Topco LLC 5.875% due 10/15/26 ~	25,000	19,923
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~	150,000	116,179
4.300% due 02/01/61 ~	250,000	157,935
LPL Holdings, Inc.
4.375% due 05/15/31 ~	250,000	207,873
4.625% due 11/15/27 ~	150,000	136,230
MGIC Investment Corp. 5.250% due 08/15/28	169,000	151,329
Midcap Financial Issuer Trust 5.625% due 01/15/30 ~	250,000	191,817
MPT Operating Partnership LP/MPT Finance Corp.
3.500% due 03/15/31	190,000	132,687
4.625% due 08/01/29	235,000	189,418
5.000% due 10/15/27	220,000	190,485
5.250% due 08/01/26	500,000	458,431
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~	455,000	330,523
5.500% due 08/15/28 ~	146,000	114,840
6.000% due 01/15/27 ~	295,000	252,181
Navient Corp.
4.875% due 03/15/28	300,000	229,769
5.000% due 03/15/27	390,000	319,514
5.625% due 08/01/33	200,000	134,840
6.125% due 03/25/24	300,000	292,548
6.750% due 06/25/25	335,000	314,088
6.750% due 06/15/26	100,000	90,902
7.250% due 09/25/23	60,000	59,849
Newmark Group, Inc. 6.125% due 11/15/23	175,000	172,650
NFP Corp.
4.875% due 08/15/28 ~	94,000	80,336
6.875% due 08/15/28 ~	770,000	601,874
7.500% due 10/01/30 ~	133,000	126,376
NMI Holdings, Inc. 7.375% due 06/01/25 ~	113,000	109,772
OneMain Finance Corp.
3.500% due 01/15/27	355,000	277,233
3.875% due 09/15/28	200,000	147,626
4.000% due 09/15/30	160,000	112,530
5.375% due 11/15/29	90,000	69,896
5.625% due 03/15/23	125,000	124,549
6.125% due 03/15/24	454,000	438,006
6.625% due 01/15/28	366,000	314,875
6.875% due 03/15/25	238,000	224,078
7.125% due 03/15/26	210,000	189,621
8.250% due 10/01/23	102,000	103,283
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.375% due 02/01/27 ~	75,000	70,327
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875% due 10/01/28 ~	85,000	72,931
7.500% due 06/01/25 ~	230,000	228,873
PennyMac Financial Services, Inc.
4.250% due 02/15/29 ~	210,000	150,043
5.375% due 10/15/25 ~	225,000	192,652
5.750% due 09/15/31 ~	100,000	71,667

	Principal Amount	Value
PHH Mortgage Corp. 7.875% due 03/15/26 ~	$ 100,000	$ 87,132
PRA Group, Inc. 5.000% due 10/01/29 ~	120,000	97,466
Provident Funding Associates LP/ PFG Finance Corp. 6.375% due 06/15/25 ~	50,000	45,565
Radian Group, Inc.
4.500% due 10/01/24	300,000	284,226
4.875% due 03/15/27	150,000	133,174
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250% due 04/15/30 ~	273,000	185,857
5.750% due 01/15/29 ~	400,000	289,020
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/29 ~	110,000	91,403
4.750% due 10/15/27	105,000	91,486
Rithm Capital Corp. 6.250% due 10/15/25 ~	214,000	181,615
RLJ Lodging Trust LP
3.750% due 07/01/26 ~	170,000	145,422
4.000% due 09/15/29 ~	95,000	74,629
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 ~	242,000	198,807
3.625% due 03/01/29 ~	145,000	111,929
3.875% due 03/01/31 ~	290,000	210,663
4.000% due 10/15/33 ~	200,000	137,814
Ryan Specialty Group LLC 4.375% due 02/01/30 ~	120,000	101,927
SBA Communications Corp.
3.125% due 02/01/29	715,000	576,615
3.875% due 02/15/27	256,000	227,444
Service Properties Trust
4.350% due 10/01/24	300,000	265,984
4.500% due 06/15/23	150,000	146,611
4.500% due 03/15/25	100,000	83,723
4.650% due 03/15/24	100,000	92,695
4.950% due 02/15/27	300,000	223,154
5.250% due 02/15/26	350,000	279,351
5.500% due 12/15/27	200,000	162,704
7.500% due 09/15/25	290,000	271,512
SLM Corp.
3.125% due 11/02/26	175,000	145,110
4.200% due 10/29/25	110,000	98,712
Starwood Property Trust, Inc.
3.625% due 07/15/26 ~	110,000	93,743
3.750% due 12/31/24 ~	63,000	57,184
4.375% due 01/15/27 ~	125,000	106,756
4.750% due 03/15/25	138,000	125,621
StoneX Group, Inc. 8.625% due 06/15/25 ~	75,000	75,907
Synovus Financial Corp. 5.900% due 02/07/29	100,000	98,461
UniCredit SpA (Italy)
5.459% due 06/30/35 ~	450,000	335,127
5.861% due 06/19/32 ~	500,000	412,413
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~	95,000	83,002
5.500% due 04/15/29 ~	100,000	76,204
5.750% due 06/15/27 ~	200,000	158,877
Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC
6.000% due 01/15/30 ~	150,000	95,525
7.875% due 02/15/25 ~	777,000	759,517
Uniti Group LP/Uniti Group Finance, Inc./ CSL Capital LLC
4.750% due 04/15/28 ~	250,000	198,080
6.500% due 02/15/29 ~	275,000	184,892
USI, Inc. 6.875% due 05/01/25 ~	105,000	101,062
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland)
6.375% due 02/01/30 ~	133,000	109,057
7.875% due 05/01/27 ~	455,000	410,087
WeWork Cos., Inc. 7.875% due 05/01/25 ~	300,000	208,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
World Acceptance Corp. 7.000% due 11/01/26 ~	$ 100,000	$ 62,290
XHR LP
4.875% due 06/01/29 ~	67,000	55,377
6.375% due 08/15/25 ~	200,000	192,375

		36,154,710

Industrial - 9.7%
Advanced Drainage Systems, Inc. 6.375% due 06/15/30 ~	82,000	79,641
AECOM 5.125% due 03/15/27	165,000	154,343
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	182,795
Altera Infrastructure LP/Teekay Offshore Finance Corp. 8.500% due 07/15/23 Y ~	210,000	12,075
Amsted Industries, Inc.
4.625% due 05/15/30 ~	250,000	208,123
5.625% due 07/01/27 ~	150,000	138,202
Arcosa, Inc. 4.375% due 04/15/29 ~	175,000	149,022
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	350,000	240,355
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~	100,000	81,703
4.000% due 09/01/29 ~	350,000	256,933
6.000% due 06/15/27 ~	200,000	188,811
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% due 08/15/26 ~	200,000	166,763
5.250% due 04/30/25 ~	600,000	562,092
5.250% due 08/15/27 ~	500,000	313,932
Artera Services LLC 9.033% due 12/04/25 ~	290,000	233,847
Atkore, Inc. 4.250% due 06/01/31 ~	150,000	120,163
ATS Automation Tooling Systems, Inc. (Canada) 4.125% due 12/15/28 ~	200,000	166,316
Ball Corp.
2.875% due 08/15/30	453,000	348,629
3.125% due 09/15/31	165,000	124,728
4.000% due 11/15/23	71,000	69,687
4.875% due 03/15/26	265,000	251,757
5.250% due 07/01/25	190,000	185,943
Berry Global, Inc.
4.500% due 02/15/26 ~	89,000	82,563
5.625% due 07/15/27 ~	152,000	142,544
Boise Cascade Co. 4.875% due 07/01/30 ~	50,000	41,643
Bombardier, Inc. (Canada)
7.125% due 06/15/26 ~	366,000	336,202
7.500% due 12/01/24 ~	211,000	209,901
7.500% due 03/15/25 ~	607,000	591,084
7.875% due 04/15/27 ~	1,071,000	987,708
Brand Industrial Services, Inc. 8.500% due 07/15/25 ~	317,000	229,468
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000% due 02/01/26 ~	125,000	112,964
Builders FirstSource, Inc.
4.250% due 02/01/32 ~	260,000	200,018
5.000% due 03/01/30 ~	50,000	42,574
6.375% due 06/15/32 ~	205,000	182,581
BWX Technologies, Inc. 4.125% due 04/15/29 ~	200,000	173,412
Camelot Return Merger Sub, Inc. 8.750% due 08/01/28 ~	200,000	165,112
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	290,000	250,261

	Principal Amount	Value
Cascades, Inc./Cascades USA, Inc. (Canada)
5.125% due 01/15/26 ~	$250,000	$226,856
5.375% due 01/15/28 ~	83,000	70,384
Clean Harbors, Inc.
4.875% due 07/15/27 ~	60,000	54,831
5.125% due 07/15/29 ~	100,000	92,274
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~	140,000	127,681
8.750% due 04/15/30 ~	327,000	271,160
Coherent Corp. 5.000% due 12/15/29 ~	110,000	91,258
Cornerstone Building Brands, Inc. 6.125% due 01/15/29 ~	105,000	58,794
Covanta Holding Corp.
4.875% due 12/01/29 ~	170,000	137,698
5.000% due 09/01/30	200,000	157,185
CP Atlas Buyer, Inc. 7.000% due 12/01/28 ~	200,000	149,242
Crown Americas LLC 5.250% due 04/01/30 ~	150,000	135,205
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/26	190,000	172,362
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% due 02/01/26	250,000	233,299
Dycom Industries, Inc. 4.500% due 04/15/29 ~	165,000	139,383
Eco Material Technologies, Inc. 7.875% due 01/31/27 ~	75,000	66,558
Energizer Holdings, Inc.
4.375% due 03/31/29 ~	94,000	69,944
6.500% due 12/31/27 ~	200,000	177,936
EnerSys 4.375% due 12/15/27 ~	150,000	132,865
EnPro Industries, Inc. 5.750% due 10/15/26	100,000	96,667
F-Brasile SpA/F-Brasile US LLC (Italy) 7.375% due 08/15/26 ~	200,000	155,271
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	200,000	162,456
Fluor Corp. 3.500% due 12/15/24	155,000	147,853
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/28 ~	219,000	175,510
6.500% due 10/01/25 ~	130,000	122,321
9.750% due 08/01/27 ~	200,000	195,989
FXI Holdings, Inc.
7.875% due 11/01/24 ~	121,000	95,715
12.250% due 11/15/26 ~	197,000	156,369
Gates Global LLC/Gates Corp. 6.250% due 01/15/26 ~	175,000	161,213
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	135,000	114,075
3.750% due 08/01/25 ~	606,000	555,287
4.000% due 08/01/28 ~	125,000	104,437
4.250% due 06/01/25 ~	65,000	61,093
4.375% due 08/15/29 ~	255,000	213,098
4.750% due 06/15/29 ~	55,000	46,417
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 ~	115,000	85,316
7.500% due 04/15/32 ~	50,000	38,112
GrafTech Finance, Inc. 4.625% due 12/15/28 ~	95,000	71,233
Graham Packaging Co., Inc. 7.125% due 08/15/28 ~	185,000	148,958
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	127,817
3.750% due 02/01/30 ~	125,000	103,296
4.125% due 08/15/24	100,000	96,125
4.750% due 07/15/27 ~	200,000	183,549

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/29 ~	$ 250,000	$ 192,969
Griffon Corp. 5.750% due 03/01/28	125,000	107,666
Harsco Corp. 5.750% due 07/31/27 ~	310,000	194,253
Hexcel Corp. 4.200% due 02/15/27	60,000	55,454
Hillenbrand, Inc.
3.750% due 03/01/31	125,000	96,818
5.750% due 06/15/25	165,000	161,088
Howmet Aerospace, Inc.
5.125% due 10/01/24	425,000	415,954
5.950% due 02/01/37	397,000	359,634
6.750% due 01/15/28	257,000	256,300
6.875% due 05/01/25	12,000	12,105
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	200,000	188,623
IEA Energy Services LLC 6.625% due 08/15/29 ~	100,000	98,104
Imola Merger Corp. 4.750% due 05/15/29 ~	530,000	448,391
Intelligent Packaging Ltd. Finco, Inc./ Intelligent Packaging Ltd. Co-Issuer LLC (Canada) 6.000% due 09/15/28 ~	260,000	207,425
JELD-WEN, Inc.
4.625% due 12/15/25 ~	100,000	81,188
4.875% due 12/15/27 ~	100,000	71,633
Koppers, Inc. 6.000% due 02/15/25 ~	150,000	134,522
LABL, Inc.
5.875% due 11/01/28 ~	40,000	32,471
6.750% due 07/15/26 ~	185,000	168,030
8.250% due 11/01/29 ~	250,000	182,185
10.500% due 07/15/27 ~	275,000	234,418
Leonardo U.S. Holding, Inc. (Italy) 6.250% due 01/15/40 ~	150,000	130,863
Likewize Corp. 9.750% due 10/15/25 ~	120,000	111,276
LSB Industries, Inc. 6.250% due 10/15/28 ~	283,000	243,292
Madison IAQ LLC
4.125% due 06/30/28 ~	210,000	168,983
5.875% due 06/30/29 ~	405,000	282,803
Manitowoc Co., Inc. 9.000% due 04/01/26 ~	125,000	113,923
Masonite International Corp.
3.500% due 02/15/30 ~	100,000	76,700
5.375% due 02/01/28 ~	134,000	118,726
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/24 ~	435,000	413,920
7.250% due 04/15/25 ~	505,000	444,948
MIWD Holdco II LLC/MIWD Finance Corp. 5.500% due 02/01/30 ~	65,000	48,240
Moog, Inc. 4.250% due 12/15/27 ~	115,000	102,001
Mueller Water Products, Inc. 4.000% due 06/15/29 ~	50,000	42,658
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~	120,000	99,425
9.750% due 07/15/28 ~	250,000	211,347
OI European Group BV (Netherlands) 4.750% due 02/15/30 ~	125,000	99,671
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500% due 04/15/30 ~	100,000	83,876
OT Merger Corp. 7.875% due 10/15/29 ~	200,000	136,230
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/25 ~	48,000	44,332

	Principal Amount	Value
5.875% due 08/15/23 ~	$ 73,000	$ 72,161
6.375% due 08/15/25 ~	300,000	282,571
6.625% due 05/13/27 ~	150,000	136,217
Pactiv Evergreen Group Issuer LLC/ Pactiv Evergreen Group Issuer, Inc. 4.375% due 10/15/28 ~	100,000	82,882
Pactiv Evergreen Group Issuer, Inc./ Pactiv Evergreen Group Issuer LLC 4.000% due 10/15/27 ~	200,000	168,080
Pactiv LLC
7.950% due 12/15/25	100,000	93,049
8.375% due 04/15/27	100,000	89,942
PGT Innovations, Inc. 4.375% due 10/01/29 ~	50,000	41,108
Promontoria Holding 264 BV (Netherlands) 7.875% due 03/01/27 ~	200,000	184,732
Roller Bearing Co. of America, Inc. 4.375% due 10/15/29 ~	50,000	42,237
Rolls-Royce PLC (United Kingdom) 5.750% due 10/15/27 ~	300,000	261,258
Sealed Air Corp.
4.000% due 12/01/27 ~	250,000	216,875
5.000% due 04/15/29 ~	100,000	89,384
5.125% due 12/01/24 ~	50,000	48,353
5.500% due 09/15/25 ~	290,000	277,315
6.875% due 07/15/33 ~	54,000	51,687
Seaspan Corp. (Hong Kong) 5.500% due 08/01/29 ~	121,000	93,468
Sensata Technologies BV
5.000% due 10/01/25 ~	250,000	238,849
5.625% due 11/01/24 ~	200,000	199,132
5.875% due 09/01/30 ~	109,000	102,220
Sensata Technologies, Inc.
3.750% due 02/15/31 ~	210,000	165,862
4.375% due 02/15/30 ~	150,000	125,648
Silgan Holdings, Inc. 4.125% due 02/01/28	140,000	124,475
Spirit AeroSystems, Inc.
3.850% due 06/15/26	350,000	308,612
4.600% due 06/15/28	55,000	39,829
5.500% due 01/15/25 ~	175,000	165,629
7.500% due 04/15/25 ~	375,000	353,856
SPX FLOW, Inc. 8.750% due 04/01/30 ~	167,000	130,183
SRM Escrow Issuer LLC 6.000% due 11/01/28 ~	245,000	199,619
Standard Industries, Inc.
3.375% due 01/15/31 ~	466,000	328,716
4.750% due 01/15/28 ~	374,000	316,873
5.000% due 02/15/27 ~	415,000	368,217
Stericycle, Inc.
3.875% due 01/15/29 ~	130,000	107,796
5.375% due 07/15/24 ~	201,000	193,507
Stevens Holding Co., Inc. 6.125% due 10/01/26 ~	100,000	97,872
Summit Materials LLC/Summit Materials Finance Corp.
5.250% due 01/15/29 ~	165,000	145,405
6.500% due 03/15/27 ~	175,000	167,974
Terex Corp. 5.000% due 05/15/29 ~	175,000	150,544
Tervita Corp. (Canada) 11.000% due 12/01/25 ~	210,000	226,575
Titan Acquisition Ltd./ Titan Co.-Borrower LLC (Canada) 7.750% due 04/15/26 ~	155,000	122,697
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	200,000	167,901
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	490,000	417,776
TopBuild Corp.
3.625% due 03/15/29 ~	350,000	277,049
4.125% due 02/15/32 ~	35,000	26,724

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
TransDigm UK Holdings PLC 6.875% due 05/15/26	$ 235,000	$ 223,081
TransDigm, Inc.
4.625% due 01/15/29	488,000	394,067
4.875% due 05/01/29	188,000	152,280
5.500% due 11/15/27	705,000	614,735
6.250% due 03/15/26 ~	1,340,000	1,302,065
6.375% due 06/15/26	151,000	142,840
8.000% due 12/15/25 ~	140,000	142,204
TriMas Corp. 4.125% due 04/15/29 ~	100,000	84,627
Trinity Industries, Inc. 4.550% due 10/01/24	175,000	166,751
Triumph Group, Inc.
6.250% due 09/15/24 ~	584,000	533,046
7.750% due 08/15/25	100,000	76,533
8.875% due 06/01/24 ~	89,000	88,016
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	268,707
8.500% due 08/15/27 ~	200,000	176,977
TTM Technologies, Inc. 4.000% due 03/01/29 ~	390,000	314,886
Tutor Perini Corp. 6.875% due 05/01/25 ~	150,000	112,346
Vertiv Group Corp. 4.125% due 11/15/28 ~	125,000	100,814
Victors Merger Corp. 6.375% due 05/15/29 ~	73,000	43,841
Waste Pro USA, Inc. 5.500% due 02/15/26 ~	240,000	211,117
Watco Cos LLC/Watco Finance Corp. 6.500% due 06/15/27 ~	200,000	182,315
Weekley Homes LLC/Weekley Finance Corp. 4.875% due 09/15/28 ~	165,000	133,581
WESCO Distribution, Inc.
7.125% due 06/15/25 ~	220,000	220,473
7.250% due 06/15/28 ~	390,000	382,819
Western Global Airlines LLC 10.375% due 08/15/25 ~	275,000	247,054
XPO Logistics, Inc. 6.250% due 05/01/25 ~	106,000	106,446

		34,561,912

Technology - 4.0%
ACI Worldwide, Inc. 5.750% due 08/15/26 ~	115,000	108,889
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	33,000	28,193
Amkor Technology, Inc. 6.625% due 09/15/27 ~	150,000	145,687
AthenaHealth Group, Inc. 6.500% due 02/15/30 ~	835,000	661,696
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	140,220
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 ~	99,000	85,363
4.000% due 07/01/29 ~	165,000	141,492
Boxer Parent Co., Inc. 7.125% due 10/02/25 ~	453,000	444,479
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/29 ~	185,000	176,268
Change Healthcare Holdings LLC/ Change Healthcare Finance, Inc. 5.750% due 03/01/25 ~	328,000	326,494
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~	300,000	248,115
4.875% due 07/01/29 ~	300,000	235,383
Condor Merger Sub, Inc. 7.375% due 02/15/30 ~	665,000	544,948

	Principal Amount	Value
Conduent Business Services LLC/ Conduent State & Local Solutions, Inc. 6.000% due 11/01/29 ~	$ 100,000	$ 79,731
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 ~	250,000	221,666
6.500% due 10/15/28 ~	90,000	76,568
Crowdstrike Holdings, Inc. 3.000% due 02/15/29	115,000	96,879
CWT Travel Group, Inc. 8.500% due 11/19/26 ~	148,000	128,020
Diebold Nixdorf, Inc.
8.500% due 04/15/24	100,000	54,766
9.375% due 07/15/25 ~	230,000	175,375
Elastic NV 4.125% due 07/15/29 ~	165,000	130,543
Entegris Escrow Corp. 5.950% due 06/15/30 ~	155,000	141,816
Entegris, Inc. 3.625% due 05/01/29 ~	250,000	198,276
Exela Intermediate LLC/Exela Finance, Inc. 11.500% due 07/15/26 ~	296,000	87,320
Fair Isaac Corp.
4.000% due 06/15/28 ~	120,000	102,503
5.250% due 05/15/26 ~	100,000	95,081
HP, Inc. 4.750% due 03/01/29 ~	200,000	201,256
MicroStrategy, Inc. 6.125% due 06/15/28 ~	140,000	115,641
MSCI, Inc.
3.250% due 08/15/33 ~	245,000	189,583
3.625% due 09/01/30 ~	325,000	267,830
3.625% due 11/01/31 ~	75,000	60,271
3.875% due 02/15/31 ~	100,000	84,399
4.000% due 11/15/29 ~	313,000	270,980
NCR Corp.
5.000% due 10/01/28 ~	175,000	138,027
5.125% due 04/15/29 ~	396,000	297,808
5.750% due 09/01/27 ~	330,000	299,801
6.125% due 09/01/29 ~	80,000	69,016
ON Semiconductor Corp. 3.875% due 09/01/28 ~	205,000	175,754
Open Text Corp. (Canada)
3.875% due 02/15/28 ~	130,000	107,690
3.875% due 12/01/29 ~	417,000	321,811
4.125% due 12/01/31 ~	138,000	104,148
Picard Midco, Inc. 6.500% due 03/31/29 ~	510,000	431,567
Pitney Bowes, Inc.
6.875% due 03/15/27 ~	200,000	122,985
7.250% due 03/15/29 ~	200,000	119,945
Playtika Holding Corp. 4.250% due 03/15/29 ~	90,000	72,097
Presidio Holdings, Inc.
4.875% due 02/01/27 ~	315,000	278,942
8.250% due 02/01/28 ~	225,000	194,340
PTC, Inc.
3.625% due 02/15/25 ~	77,000	71,829
4.000% due 02/15/28 ~	363,000	318,282
Rackspace Technology Global, Inc.
3.500% due 02/15/28 ~	155,000	102,691
5.375% due 12/01/28 ~	233,000	109,947
ROBLOX Corp. 3.875% due 05/01/30 ~	435,000	354,875
Rocket Software, Inc. 6.500% due 02/15/29 ~	200,000	148,408
Science Applications International Corp. 4.875% due 04/01/28 ~	160,000	142,642
Seagate HDD Cayman
3.125% due 07/15/29	65,000	47,774
3.375% due 07/15/31	65,000	45,528
4.091% due 06/01/29	250,000	201,061
4.750% due 01/01/25	25,000	23,840
4.875% due 03/01/24	300,000	291,377
5.750% due 12/01/34	600,000	477,720

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SS&C Technologies, Inc. 5.500% due 09/30/27 ~	$568,000	$519,313
Synaptics, Inc. 4.000% due 06/15/29 ~	200,000	161,589
Twilio, Inc.
3.625% due 03/15/29	110,000	88,986
3.875% due 03/15/31	85,000	66,901
Unisys Corp. 6.875% due 11/01/27 ~	187,000	146,227
Vericast Corp. 11.000% due 09/15/26 ~	347,450	342,673
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% due 09/01/25 ~	558,000	428,153
Virtusa Corp. 7.125% due 12/15/28 ~	235,000	175,463
Western Digital Corp. 4.750% due 02/15/26	220,000	204,026
Xerox Corp. 6.750% due 12/15/39	150,000	111,978
Xerox Holdings Corp.
5.000% due 08/15/25 ~	307,000	276,610
5.500% due 08/15/28 ~	300,000	239,999
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/29 ~	300,000	245,436

		14,142,990

Utilities - 2.8%
Algonquin Power & Utilities Corp. (Canada) 4.750% due 01/18/82	250,000	204,728
AmeriGas Partners LP/ AmeriGas Finance Corp.
5.500% due 05/20/25	65,000	60,448
5.625% due 05/20/24	165,000	157,834
5.750% due 05/20/27	100,000	90,032
5.875% due 08/20/26	484,000	439,264
Calpine Corp.
3.750% due 03/01/31 ~	265,000	207,792
4.500% due 02/15/28 ~	507,000	447,772
4.625% due 02/01/29 ~	200,000	163,361
5.000% due 02/01/31 ~	185,000	147,261
5.125% due 03/15/28 ~	339,000	291,859
5.250% due 06/01/26 ~	83,000	78,347
Clearway Energy Operating LLC
3.750% due 02/15/31 ~	300,000	238,643
3.750% due 01/15/32 ~	175,000	135,972
4.750% due 03/15/28 ~	174,000	155,193
DPL, Inc.
4.125% due 07/01/25	150,000	138,238
4.350% due 04/15/29	150,000	125,470
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	241,224
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Colombia) 5.375% due 12/30/30 ~	200,000	119,344
FirstEnergy Corp.
1.600% due 01/15/26	100,000	86,556
2.050% due 03/01/25	100,000	92,318
2.250% due 09/01/30	150,000	115,861
2.650% due 03/01/30	150,000	121,321
4.400% due 07/15/27	450,000	418,543
5.350% due 07/15/47	600,000	507,621
7.375% due 11/15/31	450,000	495,488
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	200,000	193,035
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	250,000	243,375
Leeward Renewable Energy Operations LLC 4.250% due 07/01/29 ~	120,000	96,864

	Principal Amount	Value
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	$300,000	$273,621
4.250% due 07/15/24 ~	85,000	81,513
4.500% due 09/15/27 ~	158,000	144,133
NRG Energy, Inc.
3.375% due 02/15/29 ~	90,000	72,996
3.625% due 02/15/31 ~	115,000	89,947
3.875% due 02/15/32 ~	939,000	734,486
5.250% due 06/15/29 ~	81,000	71,039
5.750% due 01/15/28	197,000	182,215
6.625% due 01/15/27	332,000	325,917
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/28 ~	185,000	160,784
PG&E Corp.
5.000% due 07/01/28	115,000	99,173
5.250% due 07/01/30	471,000	401,871
Pike Corp. 5.500% due 09/01/28 ~	171,000	138,729
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	250,000	240,284
Terraform Global Operating LP 6.125% due 03/01/26 ~	100,000	94,141
TransAlta Corp. (Canada) 6.500% due 03/15/40	100,000	91,846
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	200,000	166,798
5.000% due 07/31/27 ~	574,000	519,748
5.500% due 09/01/26 ~	150,000	139,327
5.625% due 02/15/27 ~	250,000	234,571

		10,076,903

Total Corporate Bonds & Notes (Cost $410,477,791)		349,055,915

	Shares
SHORT-TERM INVESTMENT - 1.2%
Money Market Fund - 1.2%
BlackRock Liquidity Funds: T-Fund, Institutional Shares 2.790%	4,326,303	4,326,303

Total Short-Term Investment (Cost $4,326,303)		4,326,303

TOTAL INVESTMENTS - 99.3% (Cost $414,849,085)		353,401,220

OTHER ASSETS & LIABILITIES, NET - 0.7%		2,511,707

NET ASSETS - 100.0%		$355,912,927

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $830 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $12,905 or less than 0.1% of the Fund’s net assets were in default as of September 30, 2022.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Energy	$19,002	$3,574	$15,428	$-
	Corporate Bonds & Notes	349,055,915	-	349,055,915	-
	Short-Term Investment	4,326,303	4,326,303	-	-

	Total	$353,401,220	$4,329,877	$349,071,343	$-

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Basic Materials - 1.0%
Albemarle Corp.	2,852	$754,183
Axalta Coating Systems Ltd. *	2,364	49,786
CF Industries Holdings, Inc.	9,226	888,003
Chemours Co.	4,565	112,527
Ecolab, Inc.	10,144	1,464,996
FMC Corp.	1,956	206,749
Linde PLC (United Kingdom)	4,889	1,318,026
Mosaic Co.	2,019	97,578
MP Materials Corp. *	4,119	112,449
PPG Industries, Inc.	5,896	652,628
Royal Gold, Inc.	219	20,547
RPM International, Inc.	295	24,576
Sherwin-Williams Co.	11,079	2,268,425
Southern Copper Corp. (Peru)	2,552	114,432
Valvoline, Inc.	8,133	206,090

		8,290,995

Communications - 14.8%
Airbnb, Inc. Class A *	18,130	1,904,375
Alphabet, Inc. Class A *	243,038	23,246,585
Alphabet, Inc. Class C *	218,258	20,985,507
Amazon.com, Inc. *	412,776	46,643,688
Arista Networks, Inc. *	11,579	1,307,153
Booking Holdings, Inc. *	1,843	3,028,436
Cable One, Inc.	166	141,606
CDW Corp.	6,297	982,836
Charter Communications, Inc. Class A *	5,138	1,558,612
Corning, Inc.	2,023	58,707
DoorDash, Inc. Class A *	10,043	496,626
eBay, Inc.	3,307	121,731
Etsy, Inc. *	5,853	586,061
Expedia Group, Inc. *	7,000	655,830
FactSet Research Systems, Inc.	1,789	715,797
GoDaddy, Inc. Class A *	927	65,706
Liberty Broadband Corp. Class A *	440	32,824
Liberty Broadband Corp. Class C *	2,722	200,884
Liberty Media Corp. - Liberty Formula One Class C *	1,020	59,670
Liberty Media Corp. - Liberty SiriusXM Class A *	947	36,052
Liberty Media Corp. - Liberty SiriusXM Class C *	1,953	73,648
Lyft, Inc. Class A *	11,133	146,622
Match Group, Inc. *	12,450	594,488
Meta Platforms, Inc. Class A *	22,631	3,070,574
Netflix, Inc. *	9,148	2,153,805
Nexstar Media Group, Inc. Class A	242	40,378
NortonLifeLock, Inc.	9,177	184,825
Okta, Inc. *	767	43,619
Opendoor Technologies, Inc. *	8,920	27,741
Palo Alto Networks, Inc. *	13,461	2,204,777
Pinterest, Inc. Class A *	5,501	128,173
Roku, Inc. *	1,539	86,800
Spotify Technology SA *	6,597	569,321
Switch, Inc. Class A	3,887	130,953
Trade Desk, Inc. Class A *	20,447	1,221,708
TripAdvisor, Inc. *	376	8,302
Twitter, Inc. *	32,023	1,403,888
Uber Technologies, Inc. *	75,811	2,008,992
Ubiquiti, Inc.	78	22,898
VeriSign, Inc. *	466	80,944
Walt Disney Co. *	5,549	523,437
Warner Bros Discovery, Inc. *	80,433	924,980
Wayfair, Inc. Class A *	2,495	81,212
Wix.com Ltd. * (Israel)	1,896	148,324

	Shares	Value
World Wrestling Entertainment, Inc. Class A	2,118	$ 148,620
Zendesk, Inc. *	5,594	425,703
Zillow Group, Inc. Class A *	161	4,609
Zillow Group, Inc. Class C *	454	12,989

		119,301,016

Consumer, Cyclical - 11.8%
Advance Auto Parts, Inc.	219	34,238
Allison Transmission Holdings, Inc.	3,652	123,292
Aptiv PLC *	3,082	241,043
AutoZone, Inc. *	833	1,784,228
Best Buy Co., Inc.	2,905	184,003
BJ’s Wholesale Club Holdings, Inc. *	3,839	279,518
Brunswick Corp.	640	41,888
Burlington Stores, Inc. *	2,801	313,404
Caesars Entertainment, Inc. *	6,475	208,884
CarMax, Inc. *	957	63,181
Carvana Co. *	5,288	107,346
Chipotle Mexican Grill, Inc. *	1,288	1,935,555
Choice Hotels International, Inc.	1,626	178,080
Churchill Downs, Inc.	1,706	314,160
Copart, Inc. *	9,906	1,053,998
Core & Main, Inc. Class A *	899	20,443
Costco Wholesale Corp.	20,566	9,712,705
Darden Restaurants, Inc.	4,211	531,934
Deckers Outdoor Corp. *	1,084	338,869
Delta Air Lines, Inc. *	29,891	838,741
Dollar General Corp.	10,594	2,541,077
Dollar Tree, Inc. *	2,991	407,075
Domino’s Pizza, Inc.	1,207	374,411
DR Horton, Inc.	7,684	517,517
DraftKings, Inc. Class A *	15,026	227,494
Fastenal Co.	26,649	1,226,920
Five Below, Inc. *	2,554	351,609
Floor & Decor Holdings, Inc. Class A *	4,723	331,838
Freshpet, Inc. *	1,154	57,804
Genuine Parts Co.	511	76,303
Hilton Worldwide Holdings, Inc.	9,222	1,112,358
Home Depot, Inc.	27,769	7,662,578
IAA, Inc. *	5,037	160,428
Las Vegas Sands Corp. *	5,602	210,187
Leslie’s, Inc. *	6,503	95,659
Live Nation Entertainment, Inc. *	3,497	265,912
Lowe’s Cos., Inc.	25,627	4,813,007
Lucid Group, Inc. *	22,664	316,616
Lululemon Athletica, Inc. *	5,171	1,445,605
Madison Square Garden Sports Corp. *	402	54,937
Marriott International, Inc. Class A	12,711	1,781,320
Mattel, Inc. *	7,692	145,686
McDonald’s Corp.	8,321	1,919,988
NIKE, Inc. Class B	56,777	4,719,304
Nordstrom, Inc.	4,322	72,307
Norwegian Cruise Line Holdings Ltd. *	2,090	23,742
NVR, Inc. *	104	414,656
O’Reilly Automotive, Inc. *	1,188	835,580
Ollie’s Bargain Outlet Holdings, Inc. *	400	20,640
Planet Fitness, Inc. Class A *	3,026	174,479
Polaris, Inc.	1,838	175,805
Pool Corp.	1,843	586,461
PulteGroup, Inc.	4,197	157,388
RH *	295	72,591
Ross Stores, Inc.	6,647	560,143
Scotts Miracle-Gro Co.	627	26,804
SiteOne Landscape Supply, Inc. *	1,280	133,299
Six Flags Entertainment Corp. *	1,629	28,833
Skechers USA, Inc. Class A *	1,125	35,685
Starbucks Corp.	19,128	1,611,725
Tapestry, Inc.	1,677	47,677
Target Corp.	11,824	1,754,563
Tesla, Inc. *	118,136	31,335,574

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
TJX Cos., Inc.	54,399	$ 3,379,266
Toll Brothers, Inc.	2,620	110,040
Tractor Supply Co.	5,206	967,691
Travel & Leisure Co.	2,615	89,224
Ulta Beauty, Inc. *	2,397	961,652
Vail Resorts, Inc.	1,728	372,626
Victoria’s Secret, Inc. *	2,740	79,789
Watsco, Inc.	791	203,651
Wendy’s Co.	8,274	154,641
WESCO International, Inc. *	1,070	127,737
Williams-Sonoma, Inc.	2,562	301,932
WW Grainger, Inc.	2,125	1,039,529
Wyndham Hotels & Resorts, Inc.	3,048	186,995
Wynn Resorts Ltd. *	608	38,322
YETI Holdings, Inc. *	3,970	113,224
Yum! Brands, Inc.	1,495	158,978

		95,474,392

Consumer, Non-Cyclical - 17.8%
10X Genomics, Inc. Class A *	3,841	109,392
Abbott Laboratories	10,523	1,018,205
AbbVie, Inc.	82,082	11,016,225
ABIOMED, Inc. *	2,057	505,323
agilon health, Inc. *	8,472	198,414
Align Technology, Inc. *	2,772	574,109
Alnylam Pharmaceuticals, Inc. *	5,655	1,131,905
AmerisourceBergen Corp.	6,948	940,273
Amgen, Inc.	20,784	4,684,714
Automatic Data Processing, Inc.	17,761	4,017,361
Avantor, Inc. *	26,537	520,125
Avery Dennison Corp.	2,274	369,980
Baxter International, Inc.	3,567	192,119
Bio-Techne Corp.	1,839	522,276
Booz Allen Hamilton Holding Corp.	5,960	550,406
Boston Beer Co., Inc. Class A *	429	138,846
Bright Horizons Family Solutions, Inc. *	756	43,583
Brown-Forman Corp. Class A	1,192	80,531
Brown-Forman Corp. Class B	4,900	326,193
Bruker Corp.	5,143	272,888
Catalent, Inc. *	2,472	178,874
Certara, Inc. *	3,700	49,136
Charles River Laboratories International, Inc. *	2,177	428,434
Chemed Corp.	248	108,267
Church & Dwight Co., Inc.	4,995	356,843
Cigna Corp.	2,354	653,164
Cintas Corp.	3,781	1,467,746
Clorox Co.	4,781	613,833
Coca-Cola Co.	136,122	7,625,554
Colgate-Palmolive Co.	23,590	1,657,197
CoStar Group, Inc. *	2,552	177,747
Danaher Corp.	2,001	516,838
Darling Ingredients, Inc. *	639	42,270
DaVita, Inc. *	2,651	219,423
Dexcom, Inc. *	18,133	1,460,432
Edwards Lifesciences Corp. *	28,615	2,364,457
Elevance Health, Inc.	3,395	1,542,145
Eli Lilly & Co.	31,867	10,304,194
Equifax, Inc.	2,760	473,147
Estee Lauder Cos., Inc. Class A	10,631	2,295,233
Euronet Worldwide, Inc. *	1,663	125,989
Exact Sciences Corp. *	1,437	46,688
Exelixis, Inc. *	12,294	192,770
FleetCor Technologies, Inc. *	3,417	601,973
FTI Consulting, Inc. *	643	106,551
Gartner, Inc. *	3,652	1,010,472
Ginkgo Bioworks Holdings, Inc. *	9,821	30,641
Globus Medical, Inc. Class A *	444	26,449
Grocery Outlet Holding Corp. *	577	19,208
Guardant Health, Inc. *	4,794	258,061
GXO Logistics, Inc. *	523	18,336

	Shares	Value
H&R Block, Inc.	6,152	$ 261,706
HCA Healthcare, Inc.	625	114,869
Hershey Co.	5,864	1,292,836
Horizon Therapeutics PLC *	9,785	605,594
Humana, Inc.	4,135	2,006,261
ICU Medical, Inc. *	170	25,602
IDEXX Laboratories, Inc. *	3,860	1,257,588
Incyte Corp. *	7,497	499,600
Insulet Corp. *	3,187	731,098
Intuitive Surgical, Inc. *	15,271	2,862,396
Ionis Pharmaceuticals, Inc. *	5,993	265,070
IQVIA Holdings, Inc. *	8,717	1,578,997
Kellogg Co.	6,281	437,534
Kimberly-Clark Corp.	9,257	1,041,783
Lamb Weston Holdings, Inc.	6,544	506,375
Maravai LifeSciences Holdings, Inc. Class A *	5,092	129,999
MarketAxess Holdings, Inc.	1,736	386,243
Masimo Corp. *	1,869	263,828
McKesson Corp.	1,292	439,112
Merck & Co., Inc.	49,115	4,229,784
Mister Car Wash, Inc. *	2,422	20,781
Moderna, Inc. *	937	110,800
Molina Healthcare, Inc. *	2,039	672,544
Monster Beverage Corp. *	15,924	1,384,751
Moody’s Corp.	6,982	1,697,394
Morningstar, Inc.	1,087	230,792
Natera, Inc. *	3,609	158,146
Neurocrine Biosciences, Inc. *	4,340	460,951
Novavax, Inc. *	3,498	63,664
Novocure Ltd. *	4,750	360,905
Olaplex Holdings, Inc. *	5,642	53,881
Paylocity Holding Corp. *	1,844	445,473
PayPal Holdings, Inc. *	16,539	1,423,512
Penumbra, Inc. *	1,605	304,308
PepsiCo, Inc.	54,285	8,862,569
Performance Food Group Co. *	2,133	91,612
Pilgrim’s Pride Corp. *	1,027	23,642
Procter & Gamble Co.	47,178	5,956,222
Quanta Services, Inc.	3,528	449,432
Regeneron Pharmaceuticals, Inc. *	688	473,943
Repligen Corp. *	1,788	334,553
ResMed, Inc.	6,689	1,460,209
Robert Half International, Inc.	4,440	339,660
Rollins, Inc.	9,768	338,754
Sarepta Therapeutics, Inc. *	3,865	427,237
Seagen, Inc. *	6,317	864,355
Shift4 Payments, Inc. Class A *	2,753	122,811
Sotera Health Co. *	4,611	31,447
Stryker Corp.	8,709	1,763,921
Syneos Health, Inc. *	750	35,362
Sysco Corp.	23,521	1,663,170
Tandem Diabetes Care, Inc. *	2,700	129,195
Teladoc Health, Inc. *	761	19,291
Thermo Fisher Scientific, Inc.	2,218	1,124,947
Toast, Inc. Class A *	11,540	192,949
TransUnion	6,693	398,167
Ultragenyx Pharmaceutical, Inc. *	2,248	93,090
United Rentals, Inc. *	1,489	402,209
UnitedHealth Group, Inc.	39,530	19,964,231
Verisk Analytics, Inc.	7,203	1,228,328
Vertex Pharmaceuticals, Inc. *	11,185	3,238,505
Waters Corp. *	2,764	744,981
West Pharmaceutical Services, Inc.	3,449	848,730
WEX, Inc. *	1,390	176,447
WillScot Mobile Mini Holdings Corp. *	5,233	211,047
Zoetis, Inc.	21,816	3,235,095

		143,755,228

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Energy - 1.8%
Antero Resources Corp. *	8,688	$265,245
Cheniere Energy, Inc.	6,816	1,130,843
Continental Resources, Inc.	1,232	82,310
Coterra Energy, Inc.	5,912	154,421
Devon Energy Corp.	15,088	907,242
Diamondback Energy, Inc.	4,807	579,051
Enphase Energy, Inc. *	6,074	1,685,353
Enviva, Inc.	1,390	83,483
EOG Resources, Inc.	19,807	2,213,036
Halliburton Co.	19,314	475,511
Hess Corp.	10,266	1,118,891
New Fortress Energy, Inc.	2,391	104,511
Occidental Petroleum Corp.	31,305	1,923,692
ONEOK, Inc.	2,281	116,878
Ovintiv, Inc.	8,352	384,192
PDC Energy, Inc.	2,302	133,033
Pioneer Natural Resources Co.	6,138	1,329,061
Plug Power, Inc. *	11,720	246,237
Range Resources Corp.	7,879	199,024
Southwestern Energy Co. *	3,587	21,952
Targa Resources Corp.	10,701	645,698
Texas Pacific Land Corp.	274	486,961

		14,286,625

Financial - 7.1%
Alleghany Corp. *	88	73,865
American Express Co.	1,724	232,585
American Tower Corp. REIT	16,490	3,540,403
Ameriprise Financial, Inc.	3,284	827,404
Aon PLC Class A	9,181	2,459,314
Apartment Income REIT Corp. REIT	594	22,940
Apollo Global Management, Inc.	16,385	761,902
Arch Capital Group Ltd. *	5,319	242,227
Ares Management Corp. Class A	6,887	426,650
Arthur J Gallagher & Co.	1,077	184,404
Assurant, Inc.	164	23,824
Blackstone, Inc.	32,428	2,714,224
Blue Owl Capital, Inc.	18,295	168,863
Brown & Brown, Inc.	808	48,868
Camden Property Trust REIT	395	47,183
CBRE Group, Inc. Class A *	7,311	493,566
Charles Schwab Corp.	39,088	2,809,255
Credit Acceptance Corp. *	59	25,842
Crown Castle, Inc. REIT	19,991	2,889,699
Equinix, Inc. REIT	3,173	1,804,929
Equity LifeStyle Properties, Inc. REIT	4,943	310,618
Erie Indemnity Co. Class A	806	179,182
Everest Re Group Ltd.	546	143,292
Extra Space Storage, Inc. REIT	716	123,660
First Citizens BancShares, Inc. Class A	137	109,248
Iron Mountain, Inc. REIT	9,844	432,841
Lamar Advertising Co. Class A REIT	3,494	288,220
Lincoln National Corp.	1,760	77,282
LPL Financial Holdings, Inc.	3,751	819,518
Markel Corp. *	139	150,707
Marsh & McLennan Cos., Inc.	20,739	3,096,125
Mastercard, Inc. Class A	39,978	11,367,345
Progressive Corp.	23,534	2,734,886
Public Storage REIT	5,748	1,683,072
Raymond James Financial, Inc.	709	70,063
RenaissanceRe Holdings Ltd. (Bermuda)	1,081	151,762
Rocket Cos., Inc. Class A	2,998	18,947
Ryan Specialty Holdings, Inc. *	3,734	151,675
SBA Communications Corp. REIT	1,104	314,254
Signature Bank	143	21,593
Simon Property Group, Inc. REIT	7,185	644,854
SVB Financial Group *	1,762	591,644
Tradeweb Markets, Inc. Class A	3,090	174,338
Upstart Holdings, Inc. *	636	13,222
UWM Holdings Corp.	3,214	9,417
Visa, Inc. Class A	76,456	13,582,408

	Shares	Value
Western Alliance Bancorp	2,938	$ 193,144
Western Union Co.	6,532	88,182

		57,339,446

Industrial - 6.3%
Advanced Drainage Systems, Inc.	3,039	377,960
AECOM	376	25,707
AGCO Corp.	414	39,814
Agilent Technologies, Inc.	12,468	1,515,485
Allegion PLC	3,170	284,286
Amphenol Corp. Class A	20,445	1,368,997
AO Smith Corp.	1,403	68,158
Ardagh Metal Packaging SA	3,859	18,678
Armstrong World Industries, Inc.	1,117	88,500
Arrow Electronics, Inc. *	220	20,282
Axon Enterprise, Inc. *	2,374	274,790
Ball Corp.	5,671	274,023
Berry Global Group, Inc. *	2,860	133,076
Boeing Co. *	7,928	959,922
BWX Technologies, Inc.	1,616	81,398
Carlisle Cos., Inc.	1,968	551,847
Caterpillar, Inc.	21,525	3,531,822
CH Robinson Worldwide, Inc.	1,533	147,643
ChargePoint Holdings, Inc. *	11,604	171,275
Cognex Corp.	7,345	304,450
Coherent Corp. *	925	32,236
Crown Holdings, Inc.	4,719	382,381
CSX Corp.	24,878	662,750
Deere & Co.	12,989	4,336,897
Donaldson Co., Inc.	1,037	50,823
Eagle Materials, Inc.	1,477	158,305
Emerson Electric Co.	8,873	649,681
Expeditors International of Washington, Inc.	2,342	206,822
Fortune Brands Home & Security, Inc.	2,045	109,796
Generac Holdings, Inc. *	2,943	524,266
General Electric Co.	2,787	172,543
Graco, Inc.	5,252	314,857
Graphic Packaging Holding Co.	10,705	211,317
HEICO Corp.	1,913	275,434
HEICO Corp. Class A	3,358	384,894
Honeywell International, Inc.	9,277	1,548,981
Howmet Aerospace, Inc.	1,760	54,437
Huntington Ingalls Industries, Inc.	393	87,050
IDEX Corp.	614	122,708
Illinois Tool Works, Inc.	12,905	2,331,288
Jabil, Inc.	5,138	296,514
JB Hunt Transport Services, Inc.	3,374	527,761
Keysight Technologies, Inc. *	7,805	1,228,195
Landstar System, Inc.	1,580	228,105
Lincoln Electric Holdings, Inc.	2,675	336,301
Lockheed Martin Corp.	10,998	4,248,417
Louisiana-Pacific Corp.	466	23,855
Martin Marietta Materials, Inc.	248	79,878
Masco Corp.	557	26,006
Mettler-Toledo International, Inc. *	1,039	1,126,401
Middleby Corp. *	170	21,789
MSA Safety, Inc.	618	67,535
National Instruments Corp.	772	29,135
Nordson Corp.	615	130,546
Northrop Grumman Corp.	778	365,909
Old Dominion Freight Line, Inc.	4,728	1,176,185
Otis Worldwide Corp.	2,344	149,547
Parker-Hannifin Corp.	1,319	319,607
Republic Services, Inc.	599	81,488
Rockwell Automation, Inc.	3,565	766,867
Sealed Air Corp.	6,618	294,567
Spirit AeroSystems Holdings, Inc. Class A	4,496	98,552
Tetra Tech, Inc.	994	127,759
TopBuild Corp. *	1,268	208,941
Toro Co.	4,922	425,655

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Trane Technologies PLC	6,353	$ 919,978
TransDigm Group, Inc.	923	484,409
Trex Co., Inc. *	5,341	234,684
Union Pacific Corp.	29,090	5,667,314
United Parcel Service, Inc. Class B	30,384	4,908,231
Universal Display Corp.	2,008	189,455
Valmont Industries, Inc.	133	35,726
Vertiv Holdings Co.	2,178	21,170
Vontier Corp.	4,244	70,917
Vulcan Materials Co.	2,934	462,721
Waste Management, Inc.	18,014	2,886,023
XPO Logistics, Inc. *	353	15,716
Xylem, Inc.	1,139	99,503

		51,236,941

Technology - 36.8%
Accenture PLC Class A	29,454	7,578,514
Adobe, Inc. *	21,938	6,037,338
Advanced Micro Devices, Inc. *	58,976	3,736,719
Allegro MicroSystems, Inc. * (Japan)	3,439	75,142
Alteryx, Inc. Class A *	2,728	152,332
Analog Devices, Inc.	4,769	664,512
ANSYS, Inc. *	2,082	461,579
Apple, Inc.	710,135	98,140,657
Applied Materials, Inc.	40,324	3,303,745
AppLovin Corp. Class A *	10,213	199,051
Aspen Technology, Inc. *	1,302	310,136
Atlassian Corp. PLC Class A *	6,339	1,334,930
Autodesk, Inc. *	10,079	1,882,757
Avalara, Inc. *	3,974	364,813
Bentley Systems, Inc. Class B	7,654	234,136
Black Knight, Inc. *	653	42,269
Broadcom, Inc.	18,342	8,144,031
Broadridge Financial Solutions, Inc.	4,988	719,868
Cadence Design Systems, Inc. *	12,631	2,064,284
CCC Intelligent Solutions Holdings, Inc. *	2,979	27,109
Ceridian HCM Holding, Inc. *	1,180	65,938
Change Healthcare, Inc. *	1,038	28,535
Citrix Systems, Inc.	2,689	279,656
Cloudflare, Inc. Class A *	13,183	729,152
Confluent, Inc. Class A *	5,639	134,039
Coupa Software, Inc. *	1,899	111,661
Crowdstrike Holdings, Inc. Class A *	9,734	1,604,261
Datadog, Inc. Class A *	12,318	1,093,592
Definitive Healthcare Corp. *	1,131	17,576
Dell Technologies, Inc. Class C	1,858	63,488
DocuSign, Inc. *	9,262	495,239
DoubleVerify Holdings, Inc. *	2,703	73,927
Doximity, Inc. Class A *	2,029	61,316
Dropbox, Inc. Class A *	11,860	245,739
Dynatrace, Inc. *	9,285	323,211
Elastic NV *	3,476	249,368
Electronic Arts, Inc.	789	91,295
Entegris, Inc.	6,885	571,593
EPAM Systems, Inc. *	2,571	931,191
Fair Isaac Corp. *	1,181	486,584
Fiserv, Inc. *	2,461	230,276
Five9, Inc. *	3,131	234,762
Fortinet, Inc. *	30,361	1,491,636
Genpact Ltd.	4,328	189,437
GLOBALFOUNDRIES, Inc. *	686	33,168
Globant SA *	1,876	350,962
HP, Inc.	22,697	565,609
HubSpot, Inc. *	2,143	578,867
International Business Machines Corp.	27,855	3,309,453
Intuit, Inc.	12,830	4,969,316
Jack Henry & Associates, Inc.	3,436	626,280
Jamf Holding Corp. *	2,279	50,503
KBR, Inc.	4,078	176,251
KLA Corp.	6,584	1,992,516

	Shares	Value
Lam Research Corp.	6,420	$ 2,349,720
Lattice Semiconductor Corp. *	6,161	303,183
Manhattan Associates, Inc. *	1,781	236,926
Microchip Technology, Inc.	21,293	1,299,512
Micron Technology, Inc.	9,580	479,958
Microsoft Corp.	347,493	80,931,120
MongoDB, Inc. *	2,939	583,568
Monolithic Power Systems, Inc.	2,122	771,135
MSCI, Inc.	2,724	1,148,956
nCino, Inc. *	506	17,260
NCR Corp. *	300	5,703
NetApp, Inc.	10,487	648,621
New Relic, Inc. *	2,442	140,122
Nutanix, Inc. Class A *	4,980	103,733
NVIDIA Corp.	111,841	13,576,379
ON Semiconductor Corp. *	12,780	796,577
Oracle Corp.	48,154	2,940,765
Palantir Technologies, Inc. Class A *	82,864	673,684
Paychex, Inc.	14,934	1,675,744
Paycom Software, Inc. *	2,370	782,076
Pegasystems, Inc.	1,787	57,434
Playtika Holding Corp. *	4,820	45,260
Procore Technologies, Inc. *	2,506	123,997
PTC, Inc. *	5,011	524,151
Pure Storage, Inc. Class A *	12,783	349,871
QUALCOMM, Inc.	51,921	5,866,035
RingCentral, Inc. Class A *	3,792	151,528
ROBLOX Corp. Class A *	19,989	716,406
Salesforce, Inc. *	9,543	1,372,665
SentinelOne, Inc. Class A *	5,472	139,864
ServiceNow, Inc. *	9,336	3,525,367
Smartsheet, Inc. Class A *	5,637	193,687
Snowflake, Inc. Class A *	13,322	2,264,207
Splunk, Inc. *	7,578	569,866
Synopsys, Inc. *	7,059	2,156,595
Take-Two Interactive Software, Inc. *	6,147	670,023
Teradata Corp. *	2,565	79,669
Teradyne, Inc.	6,856	515,228
Texas Instruments, Inc.	29,266	4,529,792
Thoughtworks Holding, Inc. *	3,865	40,544
Twilio, Inc. Class A *	2,944	203,548
Tyler Technologies, Inc. *	1,690	587,275
UiPath, Inc. Class A *	1,558	19,646
Unity Software, Inc. *	6,352	202,375
Veeva Systems, Inc. Class A *	6,452	1,063,806
VMware, Inc. Class A	4,838	515,053
Workday, Inc. Class A *	9,018	1,372,720
Zebra Technologies Corp. Class A *	974	255,198
Zoom Video Communications, Inc. Class A *	5,990	440,804
ZoomInfo Technologies, Inc. *	12,479	519,875
Zscaler, Inc. *	3,822	628,222

		297,095,772

Utilities - 0.0%
AES Corp.	5,453	123,238
National Fuel Gas Co.	357	21,973
Vistra Corp.	11,168	234,528

		379,739

Total Common Stocks (Cost $735,099,850)		787,160,154

EXCHANGE-TRADED FUND - 2.2%
iShares Russell 1000 Growth	85,046	17,893,678

Total Exchange-Traded Fund (Cost $19,095,395)		17,893,678

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $3,119,272; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $3,180,992)	$3,118,571	$3,118,571

Total Short-Term Investment (Cost $3,118,571)		3,118,571

TOTAL INVESTMENTS - 100.0% (Cost $757,313,816)		808,172,403

DERIVATIVES - (0.1%)		(393,980)

OTHER ASSETS & LIABILITIES, NET - 0.1%		448,859

NET ASSETS - 100.0%		$808,227,282

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	12/22	9	$2,244,929	$1,986,390	($258,539)
S&P 500 E-Mini Index	12/22	6	1,215,891	1,080,450	(135,441)

Total Futures Contracts					($393,980)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,290,995	$8,290,995	$-	$-
	Communications	119,301,016	119,301,016	-	-
	Consumer, Cyclical	95,474,392	95,474,392	-	-
	Consumer, Non-Cyclical	143,755,228	143,755,228	-	-
	Energy	14,286,625	14,286,625	-	-
	Financial	57,339,446	57,339,446	-	-
	Industrial	51,236,941	51,236,941	-	-
	Technology	297,095,772	296,816,116	279,656	-
	Utilities	379,739	379,739	-	-

	Total Common Stocks	787,160,154	786,880,498	279,656	-

	Exchange-Traded Fund	17,893,678	17,893,678	-	-
	Short-Term Investment	3,118,571	-	3,118,571	-

	Total Assets	808,172,403	804,774,176	3,398,227	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(393,980)	(393,980)	-	-

	Total Liabilities	(393,980)	(393,980)	-	-

	Total	$807,778,423	$804,380,196	$3,398,227	$-

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Basic Materials - 3.2%
Air Products & Chemicals, Inc.	10,447	$2,431,330
Albemarle Corp.	2,739	724,301
Alcoa Corp.	8,782	295,602
Ashland, Inc.	2,461	233,721
Axalta Coating Systems Ltd. *	7,555	159,108
Celanese Corp.	5,012	452,784
Chemours Co.	2,836	69,907
Cleveland-Cliffs, Inc. *	23,988	323,118
Dow, Inc.	34,361	1,509,479
DuPont de Nemours, Inc.	24,023	1,210,759
Eastman Chemical Co.	6,055	430,208
Ecolab, Inc.	1,386	200,166
Element Solutions, Inc.	10,421	169,550
FMC Corp.	3,836	405,465
Freeport-McMoRan, Inc.	68,188	1,863,578
Huntsman Corp.	9,339	229,179
International Flavors & Fragrances, Inc.	12,016	1,091,413
International Paper Co.	17,464	553,609
Linde PLC (United Kingdom)	18,821	5,073,953
LyondellBasell Industries NV Class A	12,192	917,814
Mosaic Co.	14,320	692,086
NewMarket Corp.	321	96,567
Newmont Corp.	37,477	1,575,158
Nucor Corp.	12,535	1,341,120
Olin Corp.	6,475	277,648
PPG Industries, Inc.	5,323	589,203
Reliance Steel & Aluminum Co.	2,947	513,986
Royal Gold, Inc.	2,981	279,678
RPM International, Inc.	5,605	466,953
Southern Copper Corp. (Peru)	1,352	60,624
SSR Mining, Inc. (Canada)	9,811	144,320
Steel Dynamics, Inc.	8,281	587,537
United States Steel Corp.	11,653	211,152
Westlake Corp.	1,527	132,666

		25,313,742

Communications - 9.2%
Alphabet, Inc. Class A *	36,903	3,529,772
Alphabet, Inc. Class C *	33,286	3,200,449
Altice USA, Inc. Class A *	9,681	56,440
AT&T, Inc.	339,412	5,206,580
Cable One, Inc.	101	86,158
Ciena Corp. *	6,945	280,786
Cisco Systems, Inc.	197,075	7,883,000
Comcast Corp. Class A	207,570	6,088,028
Corning, Inc.	33,618	975,594
DISH Network Corp. Class A *	12,609	174,382
DoorDash, Inc. Class A *	1,330	65,769
eBay, Inc.	23,114	850,826
F5, Inc. *	2,873	415,809
Fox Corp. Class A	14,779	453,420
Fox Corp. Class B	6,683	190,466
Frontier Communications Parent, Inc. *	11,334	265,556
GoDaddy, Inc. Class A *	6,424	455,333
IAC/InterActiveCorp *	3,761	208,284
Interpublic Group of Cos., Inc.	18,556	475,034
Juniper Networks, Inc.	15,251	398,356
Liberty Broadband Corp. Class A *	516	38,494
Liberty Broadband Corp. Class C *	3,193	235,643
Liberty Media Corp. - Liberty Formula One Class A *	808	42,436
Liberty Media Corp. - Liberty Formula One Class C *	8,247	482,450
Liberty Media Corp. - Liberty SiriusXM Class A *	2,508	95,480

	Shares	Value
Liberty Media Corp. - Liberty SiriusXM Class C *	5,171	$ 194,998
Lumen Technologies, Inc.	48,209	350,962
Lyft, Inc. Class A *	2,837	37,363
Match Group, Inc. *	831	39,680
Meta Platforms, Inc. Class A *	85,534	11,605,253
Motorola Solutions, Inc.	7,764	1,738,903
Netflix, Inc. *	11,342	2,670,361
New York Times Co. Class A	7,433	213,699
News Corp. Class A	19,096	288,541
News Corp. Class B	5,501	84,825
Nexstar Media Group, Inc. Class A	1,653	275,803
NortonLifeLock, Inc.	16,774	337,828
Okta, Inc. *	6,101	346,964
Omnicom Group, Inc.	9,708	612,478
Opendoor Technologies, Inc. *	16,826	52,329
Paramount Global Class A	378	8,142
Paramount Global Class B	27,264	519,107
Pinterest, Inc. Class A *	20,967	488,531
Robinhood Markets, Inc. Class A *	25,714	259,711
Roku, Inc. *	3,974	224,134
Sirius XM Holdings, Inc.	32,825	187,431
Switch, Inc. Class A	2,729	91,940
T-Mobile US, Inc. *	28,301	3,797,145
TripAdvisor, Inc. *	4,343	95,893
Twitter, Inc. *	2,555	112,011
Uber Technologies, Inc. *	11,729	310,819
Ubiquiti, Inc.	197	57,831
VeriSign, Inc. *	4,108	713,560
Verizon Communications, Inc.	199,219	7,564,345
Viasat, Inc. *	3,177	96,041
Walt Disney Co. *	80,577	7,600,828
Warner Bros Discovery, Inc. *	29,047	334,041
Wayfair, Inc. Class A *	1,508	49,085
Wix.com Ltd. * (Israel)	552	43,183
Zillow Group, Inc. Class A *	2,529	72,405
Zillow Group, Inc. Class C *	7,123	203,789

		73,834,504

Consumer, Cyclical - 7.6%
Advance Auto Parts, Inc.	2,603	406,953
Alaska Air Group, Inc. *	6,154	240,929
Allison Transmission Holdings, Inc.	817	27,582
AMC Entertainment Holdings, Inc. Class A *	23,917	166,702
American Airlines Group, Inc. *	30,634	368,833
Aptiv PLC *	9,635	753,553
Aramark	11,259	351,281
AutoNation, Inc. *	1,862	189,682
AutoZone, Inc. *	84	179,922
Bath & Body Works, Inc.	11,059	360,523
Best Buy Co., Inc.	6,391	404,806
BJ’s Wholesale Club Holdings, Inc. *	2,288	166,589
BorgWarner, Inc.	11,481	360,503
Boyd Gaming Corp.	3,709	176,734
Brunswick Corp.	3,022	197,790
Burlington Stores, Inc. *	293	32,784
Caesars Entertainment, Inc. *	2,873	92,683
Capri Holdings Ltd. *	7,043	270,733
CarMax, Inc. *	6,715	443,324
Carnival Corp. *	45,124	317,222
Carter’s, Inc.	1,865	122,213
Casey’s General Stores, Inc.	1,793	363,118
Columbia Sportswear Co.	1,656	111,449
Copa Holdings SA Class A * (Panama)	1,444	96,762
Core & Main, Inc. Class A *	1,979	45,002
Cummins, Inc.	6,592	1,341,538
Darden Restaurants, Inc.	1,557	196,680
Deckers Outdoor Corp. *	146	45,641
Dick’s Sporting Goods, Inc.	2,679	280,331
Dolby Laboratories, Inc. Class A	2,892	188,414

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Dollar Tree, Inc. *	6,950	$945,895
Domino’s Pizza, Inc.	447	138,659
DR Horton, Inc.	7,115	479,195
Ford Motor Co.	185,960	2,082,752
Freshpet, Inc. *	928	46,484
GameStop Corp. Class A *	12,424	312,215
Gap, Inc.	9,067	74,440
General Motors Co.	68,617	2,201,920
Gentex Corp.	10,658	254,087
Genuine Parts Co.	6,085	908,612
Hanesbrands, Inc.	16,128	112,251
Harley-Davidson, Inc.	6,120	213,466
Hasbro, Inc.	6,080	409,914
Hilton Worldwide Holdings, Inc.	3,515	423,979
Home Depot, Inc.	20,480	5,651,251
Hyatt Hotels Corp. Class A *	2,544	205,962
IAA, Inc. *	1,059	33,729
JetBlue Airways Corp. *	14,257	94,524
Kohl’s Corp.	5,646	141,997
Las Vegas Sands Corp. *	9,599	360,154
Lear Corp.	2,885	345,306
Leggett & Platt, Inc.	5,989	198,955
Lennar Corp. Class A	11,964	891,916
Lennar Corp. Class B	706	42,014
Leslie’s, Inc. *	436	6,414
Lithia Motors, Inc.	1,319	282,991
Live Nation Entertainment, Inc. *	3,543	269,410
LKQ Corp.	12,255	577,823
Lowe’s Cos., Inc.	4,336	814,344
Lucid Group, Inc. *	1,501	20,969
Macy’s, Inc.	13,170	206,374
Madison Square Garden Sports Corp. *	403	55,074
Marriott Vacations Worldwide Corp.	1,876	228,609
Mattel, Inc. *	8,426	159,588
McDonald’s Corp.	26,517	6,118,533
MGM Resorts International	15,546	462,027
MSC Industrial Direct Co., Inc. Class A	2,353	171,322
Newell Brands, Inc.	18,436	256,076
Nordstrom, Inc.	609	10,189
Norwegian Cruise Line Holdings Ltd. *	18,765	213,170
NVR, Inc. *	39	155,496
O’Reilly Automotive, Inc. *	1,759	1,237,193
Ollie’s Bargain Outlet Holdings, Inc. *	2,965	152,994
PACCAR, Inc.	16,088	1,346,405
Peloton Interactive, Inc. Class A *	13,783	95,516
Penn Entertainment, Inc. *	7,827	215,321
Penske Automotive Group, Inc.	1,394	137,211
Petco Health & Wellness Co., Inc. *	4,181	46,660
Planet Fitness, Inc. Class A *	1,192	68,731
Polaris, Inc.	635	60,738
PulteGroup, Inc.	6,664	249,900
PVH Corp.	3,140	140,672
QuantumScape Corp. *	11,334	95,319
Ralph Lauren Corp.	2,045	173,682
RH *	504	124,019
Rivian Automotive, Inc. Class A *	24,605	809,751
Ross Stores, Inc.	9,531	803,177
Royal Caribbean Cruises Ltd. *	10,535	399,277
Scotts Miracle-Gro Co.	1,229	52,540
SiteOne Landscape Supply, Inc. *	776	80,813
Six Flags Entertainment Corp. *	2,349	41,577
Skechers USA, Inc. Class A *	5,335	169,226
Southwest Airlines Co. *	28,054	865,185
Starbucks Corp.	34,633	2,918,177
Tapestry, Inc.	10,712	304,542
Target Corp.	9,812	1,456,003
Tempur Sealy International, Inc.	7,927	191,358
Thor Industries, Inc.	2,449	171,381
Toll Brothers, Inc.	2,342	98,364
Travel & Leisure Co.	1,427	48,689
Under Armour, Inc. Class A *	9,235	61,413

	Shares	Value
Under Armour, Inc. Class C *	9,903	$ 59,022
United Airlines Holdings, Inc. *	15,235	495,595
Univar Solutions, Inc. *	7,535	171,346
Vail Resorts, Inc.	110	23,720
VF Corp.	16,738	500,634
Victoria’s Secret, Inc. *	948	27,606
Walgreens Boots Alliance, Inc.	33,881	1,063,863
Walmart, Inc.	68,329	8,862,271
Watsco, Inc.	718	184,856
WESCO International, Inc. *	971	115,918
Whirlpool Corp.	2,584	348,349
Williams-Sonoma, Inc.	607	71,535
Wyndham Hotels & Resorts, Inc.	1,154	70,798
Wynn Resorts Ltd. *	4,297	270,840
Yum! Brands, Inc.	11,947	1,270,444

		61,030,993

Consumer, Non-Cyclical - 25.0%
10X Genomics, Inc. Class A *	611	17,401
Abbott Laboratories	70,549	6,826,321
Acadia Healthcare Co., Inc. *	4,348	339,927
ADT, Inc.	9,049	67,777
Affirm Holdings, Inc. *	8,124	152,406
agilon health, Inc. *	1,043	24,427
Albertsons Cos., Inc. Class A	7,318	181,925
Align Technology, Inc. *	908	188,056
Altria Group, Inc.	85,470	3,451,279
Amedisys, Inc. *	1,480	143,249
AMERCO	403	205,216
Amgen, Inc.	4,062	915,575
Archer-Daniels-Midland Co.	26,418	2,125,328
Automatic Data Processing, Inc.	1,634	369,594
Avantor, Inc. *	2,004	39,278
Avery Dennison Corp.	1,451	236,078
Avis Budget Group, Inc. *	1,376	204,281
Azenta, Inc.	3,427	146,881
Baxter International, Inc.	20,061	1,080,485
Becton Dickinson & Co.	13,499	3,007,982
Bio-Rad Laboratories, Inc. Class A *	1,008	420,477
Biogen, Inc. *	6,874	1,835,358
BioMarin Pharmaceutical, Inc. *	8,842	749,536
Block, Inc. *	25,020	1,375,850
Boston Scientific Corp. *	67,331	2,607,730
Bright Horizons Family Solutions, Inc. *	1,963	113,167
Bristol-Myers Squibb Co.	100,946	7,176,251
Brown-Forman Corp. Class A	867	58,575
Brown-Forman Corp. Class B	3,500	232,995
Bunge Ltd.	6,485	535,466
Campbell Soup Co.	9,310	438,687
Cardinal Health, Inc.	13,062	870,974
Catalent, Inc. *	5,380	389,297
Centene Corp. *	26,928	2,095,268
Certara, Inc. *	2,118	28,127
Charles River Laboratories International, Inc. *	228	44,870
Chemed Corp.	435	189,904
Church & Dwight Co., Inc.	6,148	439,213
Cigna Corp.	11,932	3,310,772
Cintas Corp.	268	104,035
Clarivate PLC *	22,828	214,355
Clorox Co.	1,041	133,654
Coca-Cola Co.	46,065	2,580,561
Colgate-Palmolive Co.	15,099	1,060,705
Conagra Brands, Inc.	21,865	713,455
Constellation Brands, Inc. Class A	7,299	1,676,434
Cooper Cos., Inc.	2,262	596,942
Corteva, Inc.	34,168	1,952,701
CoStar Group, Inc. *	15,964	1,111,893
Coty, Inc. Class A *	15,808	99,907
CVS Health Corp.	62,132	5,925,529
Danaher Corp.	28,597	7,386,319

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Darling Ingredients, Inc. *	6,893	$ 455,972
Dentsply Sirona, Inc.	10,508	297,902
Driven Brands Holdings, Inc. *	2,917	81,618
Dun & Bradstreet Holdings, Inc.	11,634	144,145
Elanco Animal Health, Inc. *	21,274	264,010
Elevance Health, Inc.	7,917	3,596,218
Eli Lilly & Co.	7,396	2,391,497
Encompass Health Corp.	4,532	204,982
Enhabit, Inc. *	2,266	31,815
Envista Holdings Corp. *	7,924	259,986
Equifax, Inc.	2,813	482,233
Euronet Worldwide, Inc. *	498	37,728
Exact Sciences Corp. *	6,626	215,279
Exelixis, Inc. *	1,565	24,539
Flowers Foods, Inc.	8,530	210,606
FTI Consulting, Inc. *	905	149,968
General Mills, Inc.	28,412	2,176,643
Gilead Sciences, Inc.	59,640	3,679,192
Ginkgo Bioworks Holdings, Inc. *	30,305	94,552
Global Payments, Inc.	13,190	1,425,180
Globus Medical, Inc. Class A *	3,349	199,500
Grand Canyon Education, Inc. *	1,472	121,072
Grocery Outlet Holding Corp. *	3,952	131,562
GXO Logistics, Inc. *	4,355	152,686
H&R Block, Inc.	1,583	67,341
HCA Healthcare, Inc.	9,748	1,791,585
Henry Schein, Inc. *	6,591	433,490
Hershey Co.	942	207,683
Hertz Global Holdings, Inc. *	10,781	175,515
Hologic, Inc. *	11,507	742,432
Horizon Therapeutics PLC *	728	45,056
Hormel Foods Corp.	13,282	603,534
Humana, Inc.	1,777	862,183
ICU Medical, Inc. *	760	114,456
Illumina, Inc. *	7,412	1,414,135
Incyte Corp. *	1,296	86,365
Ingredion, Inc.	3,020	243,170
Integra LifeSciences Holdings Corp. *	3,256	137,924
Intuitive Surgical, Inc. *	1,310	245,546
Ionis Pharmaceuticals, Inc. *	389	17,205
J M Smucker Co.	4,924	676,607
Jazz Pharmaceuticals PLC *	2,863	381,609
Johnson & Johnson	124,745	20,378,343
Kellogg Co.	5,281	367,874
Keurig Dr Pepper, Inc.	40,439	1,448,525
Kimberly-Clark Corp.	6,541	736,124
Kraft Heinz Co.	33,076	1,103,085
Kroger Co.	30,924	1,352,925
Laboratory Corp. of America Holdings	4,408	902,802
ManpowerGroup, Inc.	2,446	158,232
Masimo Corp. *	661	93,307
McCormick & Co., Inc.	11,910	848,826
McKesson Corp.	5,503	1,870,305
Medtronic PLC	63,362	5,116,482
Merck & Co., Inc.	69,665	5,999,550
Mirati Therapeutics, Inc. *	1,991	139,051
Mister Car Wash, Inc. *	1,318	11,308
Moderna, Inc. *	15,238	1,801,894
Molina Healthcare, Inc. *	600	197,904
Molson Coors Beverage Co. Class B	8,487	407,291
Mondelez International, Inc. Class A	65,633	3,598,657
Monster Beverage Corp. *	1,295	112,613
Moody’s Corp.	479	116,450
Morningstar, Inc.	147	31,211
Natera, Inc. *	190	8,326
Nielsen Holdings PLC	17,168	475,897
Oak Street Health, Inc. *	5,391	132,187
Organon & Co.	12,170	284,778
PayPal Holdings, Inc. *	37,806	3,253,962
PepsiCo, Inc.	10,112	1,650,885
Performance Food Group Co. *	4,863	208,866

	Shares	Value
PerkinElmer, Inc.	5,863	$ 705,495
Perrigo Co. PLC	6,641	236,818
Pfizer, Inc.	267,898	11,723,216
Philip Morris International, Inc.	73,448	6,096,918
Pilgrim’s Pride Corp. *	1,067	24,562
Post Holdings, Inc. *	2,690	220,338
Premier, Inc. Class A	5,629	191,048
Procter & Gamble Co.	65,025	8,209,406
QIAGEN NV *	10,789	445,370
Quanta Services, Inc.	2,990	380,896
Quest Diagnostics, Inc.	5,514	676,513
QuidelOrtho Corp. *	2,286	163,403
Regeneron Pharmaceuticals, Inc. *	4,177	2,877,410
Repligen Corp. *	737	137,900
Reynolds Consumer Products, Inc.	2,762	71,840
Robert Half International, Inc.	741	56,687
Rollins, Inc.	632	21,918
Royalty Pharma PLC Class A	17,588	706,686
S&P Global, Inc.	15,796	4,823,309
Seaboard Corp.	11	37,429
Service Corp. International	7,276	420,116
Signify Health, Inc. Class A *	3,574	104,182
Spectrum Brands Holdings, Inc.	1,804	70,410
STERIS PLC	4,725	785,673
Stryker Corp.	7,709	1,561,381
Syneos Health, Inc. *	3,992	188,223
Tandem Diabetes Care, Inc. *	125	5,981
Teladoc Health, Inc. *	6,807	172,557
Teleflex, Inc.	2,171	437,370
Tenet Healthcare Corp. *	4,919	253,722
Terminix Global Holdings, Inc. *	5,461	209,102
Thermo Fisher Scientific, Inc.	16,283	8,258,575
TransUnion	2,378	141,467
Tyson Foods, Inc. Class A	13,539	892,626
Ultragenyx Pharmaceutical, Inc. *	546	22,610
United Rentals, Inc. *	1,789	483,245
United Therapeutics Corp. *	2,095	438,651
UnitedHealth Group, Inc.	3,973	2,006,524
Universal Health Services, Inc. Class B	2,964	261,366
US Foods Holding Corp. *	10,808	285,764
Vertex Pharmaceuticals, Inc. *	663	191,965
Viatris, Inc.	56,759	483,587
WEX, Inc. *	516	65,501
WillScot Mobile Mini Holdings Corp. *	4,692	189,228
Zimmer Biomet Holdings, Inc.	9,947	1,039,959

		200,851,801

Energy - 7.8%
Antero Midstream Corp.	15,057	138,223
Antero Resources Corp. *	4,747	144,926
APA Corp.	15,598	533,296
Baker Hughes Co.	43,904	920,228
Cheniere Energy, Inc.	5,161	856,262
Chesapeake Energy Corp.	5,902	556,027
Chevron Corp.	93,149	13,382,717
ConocoPhillips	60,358	6,177,038
Continental Resources, Inc.	412	27,526
Coterra Energy, Inc.	31,014	810,086
Devon Energy Corp.	16,002	962,200
Diamondback Energy, Inc.	3,516	423,537
DTE Midstream LLC *	4,398	228,212
EOG Resources, Inc.	7,530	841,327
EQT Corp.	17,633	718,545
Exxon Mobil Corp.	197,672	17,258,742
First Solar, Inc. *	5,133	678,942
Halliburton Co.	23,657	582,435
Hess Corp.	2,829	308,333
HF Sinclair Corp.	6,942	373,757
Kinder Morgan, Inc.	93,709	1,559,318
Marathon Oil Corp.	31,983	722,176

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Marathon Petroleum Corp.	23,590	$ 2,343,195
NOV, Inc.	18,977	307,048
Occidental Petroleum Corp.	6,594	405,201
ONEOK, Inc.	18,687	957,522
Ovintiv, Inc.	3,444	158,424
PDC Energy, Inc.	2,031	117,372
Phillips 66	22,690	1,831,537
Pioneer Natural Resources Co.	5,138	1,112,531
Plug Power, Inc. *	12,090	254,011
Range Resources Corp.	4,137	104,501
Schlumberger NV	66,649	2,392,699
Southwestern Energy Co. *	47,845	292,811
Sunrun, Inc. *	10,158	280,259
Valero Energy Corp.	18,625	1,990,081
Williams Cos., Inc.	57,434	1,644,335

		62,395,380

Financial - 23.4%
Affiliated Managers Group, Inc.	1,825	204,126
Aflac, Inc.	30,120	1,692,744
AGNC Investment Corp. REIT	25,745	216,773
Air Lease Corp.	4,935	153,034
Alexandria Real Estate Equities, Inc. REIT	7,669	1,075,117
Alleghany Corp. *	535	449,063
Allstate Corp.	12,817	1,596,101
Ally Financial, Inc.	15,274	425,075
American Express Co.	26,788	3,613,969
American Financial Group, Inc.	3,251	399,645
American Homes 4 Rent Class A REIT	14,036	460,521
American International Group, Inc.	36,040	1,711,179
American Tower Corp. REIT	5,111	1,097,332
Americold Realty Trust, Inc. REIT	12,879	316,823
Ameriprise Financial, Inc.	1,840	463,588
Annaly Capital Management, Inc. REIT	20,389	349,871
Aon PLC Class A	565	151,347
Apartment Income REIT Corp. REIT	7,035	271,692
Apollo Global Management, Inc.	5,059	235,243
Arch Capital Group Ltd. *	11,261	512,826
Arthur J Gallagher & Co.	8,692	1,488,244
Assurant, Inc.	2,336	339,351
Assured Guaranty Ltd.	3,044	147,482
AvalonBay Communities, Inc. REIT	6,595	1,214,733
Axis Capital Holdings Ltd.	3,488	171,435
Bank of America Corp.	332,903	10,053,671
Bank of Hawaii Corp.	1,792	136,407
Bank of New York Mellon Corp.	34,635	1,334,140
Bank OZK	5,390	213,228
Berkshire Hathaway, Inc. Class B *	85,514	22,833,948
BlackRock, Inc.	7,081	3,896,533
BOK Financial Corp.	1,366	121,383
Boston Properties, Inc. REIT	7,306	547,731
Brighthouse Financial, Inc. *	3,594	156,051
Brixmor Property Group, Inc. REIT	14,574	269,182
Brown & Brown, Inc.	10,395	628,690
Camden Property Trust REIT	4,476	534,658
Capital One Financial Corp.	18,035	1,662,286
Carlyle Group, Inc.	9,581	247,573
Cboe Global Markets, Inc.	5,014	588,493
CBRE Group, Inc. Class A *	8,135	549,194
Charles Schwab Corp.	31,919	2,294,019
Chubb Ltd.	19,896	3,618,684
Cincinnati Financial Corp.	7,470	669,088
Citigroup, Inc.	91,750	3,823,222
Citizens Financial Group, Inc.	23,302	800,657
CME Group, Inc.	16,923	2,997,571
CNA Financial Corp.	1,353	49,926
Coinbase Global, Inc. Class A *	7,173	462,587
Comerica, Inc.	6,226	442,669
Commerce Bancshares, Inc.	5,350	353,956
Cousins Properties, Inc. REIT	6,676	155,885

	Shares	Value
Credit Acceptance Corp. *	276	$ 120,888
CubeSmart REIT	10,422	417,505
Cullen/Frost Bankers, Inc.	2,779	367,439
Digital Realty Trust, Inc. REIT	13,393	1,328,318
Discover Financial Services	13,253	1,204,963
Douglas Emmett, Inc. REIT	7,492	134,332
Duke Realty Corp. REIT	18,187	876,613
East West Bancorp, Inc.	6,739	452,456
EastGroup Properties, Inc. REIT	1,904	274,823
EPR Properties REIT	3,333	119,521
Equinix, Inc. REIT	1,076	612,072
Equitable Holdings, Inc.	17,721	466,948
Equity LifeStyle Properties, Inc. REIT	3,181	199,894
Equity Residential REIT	17,487	1,175,476
Erie Indemnity Co. Class A	290	64,470
Essex Property Trust, Inc. REIT	3,016	730,566
Evercore, Inc. Class A	1,715	141,059
Everest Re Group Ltd.	1,244	326,475
Extra Space Storage, Inc. REIT	5,528	954,741
Federal Realty Investment Trust REIT	3,773	340,023
Fidelity National Financial, Inc.	12,960	469,152
Fifth Third Bancorp	32,313	1,032,723
First American Financial Corp.	4,796	221,096
First Citizens BancShares, Inc. Class A	425	338,908
First Hawaiian, Inc.	5,733	141,204
First Horizon Corp.	24,969	571,790
First Industrial Realty Trust, Inc. REIT	6,321	283,244
First Republic Bank	8,441	1,101,973
FNB Corp.	17,611	204,288
Franklin Resources, Inc.	13,025	280,298
Gaming & Leisure Properties, Inc. REIT	11,036	488,233
Globe Life, Inc.	4,188	417,544
Goldman Sachs Group, Inc.	15,777	4,623,450
Hanover Insurance Group, Inc.	1,608	206,049
Hartford Financial Services Group, Inc.	15,478	958,707
Healthcare Realty Trust, Inc. REIT	17,649	367,982
Healthpeak Properties, Inc. REIT	25,271	579,211
Highwoods Properties, Inc. REIT	4,747	127,979
Host Hotels & Resorts, Inc. REIT	33,334	529,344
Howard Hughes Corp. *	1,869	103,524
Hudson Pacific Properties, Inc. REIT	6,675	73,091
Huntington Bancshares, Inc.	66,719	879,356
Interactive Brokers Group, Inc. Class A	4,297	274,621
Intercontinental Exchange, Inc.	26,037	2,352,443
Invesco Ltd.	17,280	236,736
Invitation Homes, Inc. REIT	28,955	977,810
Iron Mountain, Inc. REIT	3,353	147,431
Janus Henderson Group PLC	6,375	129,476
JBG SMITH Properties REIT	5,503	102,246
Jefferies Financial Group, Inc.	9,651	284,704
Jones Lang LaSalle, Inc. *	2,275	343,684
JPMorgan Chase & Co.	138,254	14,447,543
Kemper Corp.	3,258	134,425
KeyCorp	43,207	692,176
Kilroy Realty Corp. REIT	5,709	240,406
Kimco Realty Corp. REIT	27,953	514,615
KKR & Co., Inc.	26,973	1,159,839
Lamar Advertising Co. Class A REIT	622	51,309
Lazard Ltd. Class A	4,832	153,803
Life Storage, Inc. REIT	3,900	431,964
Lincoln National Corp.	6,289	276,150
Loews Corp.	9,423	469,642
M&T Bank Corp.	8,425	1,485,496
Macerich Co. REIT	1	8
Markel Corp. *	477	517,173
Marsh & McLennan Cos., Inc.	2,485	370,986
Medical Properties Trust, Inc. REIT	28,287	335,484
MetLife, Inc.	32,352	1,966,355
MGIC Investment Corp.	14,368	184,198
Mid-America Apartment Communities, Inc. REIT	5,348	829,314

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Morgan Stanley	59,358	$4,689,876
Nasdaq, Inc.	16,206	918,556
National Retail Properties, Inc. REIT	8,459	337,176
National Storage Affiliates Trust REIT	3,928	163,326
New York Community Bancorp, Inc.	23,152	197,487
Northern Trust Corp.	9,784	837,119
Old Republic International Corp.	13,749	287,767
Omega Healthcare Investors, Inc. REIT	10,747	316,929
OneMain Holdings, Inc.	5,595	165,164
PacWest Bancorp	5,223	118,040
Park Hotels & Resorts, Inc. REIT	10,959	123,398
Pinnacle Financial Partners, Inc.	3,691	299,340
PNC Financial Services Group, Inc.	19,479	2,910,552
Popular, Inc.	3,583	258,191
Primerica, Inc.	1,765	217,889
Principal Financial Group, Inc.	11,788	850,504
Progressive Corp.	3,516	408,594
Prologis, Inc. REIT	34,852	3,540,963
Prosperity Bancshares, Inc.	4,022	268,187
Prudential Financial, Inc.	17,694	1,517,791
Public Storage REIT	1,491	436,580
Raymond James Financial, Inc.	8,561	845,998
Rayonier, Inc. REIT	7,064	211,708
Realty Income Corp. REIT	29,268	1,703,398
Regency Centers Corp. REIT	8,026	432,200
Regions Financial Corp.	44,555	894,219
Reinsurance Group of America, Inc.	3,236	407,121
RenaissanceRe Holdings Ltd. (Bermuda)	912	128,036
Rexford Industrial Realty, Inc. REIT	8,106	421,512
Rithm Capital Corp. REIT	19,886	145,566
Rocket Cos., Inc. Class A	3,602	22,765
SBA Communications Corp. REIT	3,893	1,108,142
SEI Investments Co.	4,813	236,078
Signature Bank	2,772	418,572
Simon Property Group, Inc. REIT	8,029	720,603
SL Green Realty Corp. REIT	3,048	122,408
SLM Corp.	12,759	178,498
SoFi Technologies, Inc. *	36,791	179,540
Spirit Realty Capital, Inc. REIT	6,388	230,990
Starwood Property Trust, Inc. REIT	14,206	258,833
State Street Corp.	17,373	1,056,452
Stifel Financial Corp.	5,027	260,952
STORE Capital Corp. REIT	11,950	374,393
Sun Communities, Inc. REIT	5,718	773,817
SVB Financial Group *	983	330,072
Synchrony Financial	23,934	674,699
Synovus Financial Corp.	6,740	252,817
T Rowe Price Group, Inc.	10,359	1,087,799
TFS Financial Corp.	3,338	43,394
Tradeweb Markets, Inc. Class A	1,834	103,474
Travelers Cos., Inc.	11,299	1,731,007
Truist Financial Corp.	62,727	2,731,134
UDR, Inc. REIT	15,374	641,250
Umpqua Holdings Corp.	9,725	166,200
Unum Group	9,179	356,145
Upstart Holdings, Inc. *	2,747	57,110
US Bancorp	63,320	2,553,062
UWM Holdings Corp.	2,320	6,798
Ventas, Inc. REIT	18,980	762,427
VICI Properties, Inc. REIT	45,354	1,353,817
Virtu Financial, Inc. Class A	5,096	105,844
Vornado Realty Trust REIT	8,797	203,739
Voya Financial, Inc.	3,862	233,651
W R Berkley Corp.	9,690	625,780
Webster Financial Corp.	8,594	388,449
Wells Fargo & Co.	179,761	7,229,987
Welltower, Inc. REIT	21,969	1,413,046
Western Alliance Bancorp	1,868	122,802
Western Union Co.	11,823	159,610
WeWork, Inc. Class A *	6,014	15,937
Weyerhaeuser Co. REIT	35,227	1,006,083

	Shares	Value
White Mountains Insurance Group Ltd.	132	$ 171,999
Willis Towers Watson PLC	5,132	1,031,224
Wintrust Financial Corp.	2,859	233,151
WP Carey, Inc. REIT	8,806	614,659
Zions Bancorp NA	7,189	365,633

		188,384,540

Industrial - 9.3%
3M Co.	26,781	2,959,301
Acuity Brands, Inc.	1,558	245,338
AECOM	6,016	411,314
AGCO Corp.	2,535	243,791
Agilent Technologies, Inc.	1,465	178,071
Allegion PLC	985	88,335
Amcor PLC	70,211	753,364
AMETEK, Inc.	10,887	1,234,695
Amphenol Corp. Class A	6,669	446,556
AO Smith Corp.	4,504	218,804
AptarGroup, Inc.	3,205	304,571
Ardagh Group SA * Ω	291	2,497
Ardagh Metal Packaging SA	4,387	21,233
Armstrong World Industries, Inc.	826	65,444
Arrow Electronics, Inc. *	3,023	278,690
Avnet, Inc.	4,655	168,139
Axon Enterprise, Inc. *	706	81,720
AZEK Co., Inc. *	5,246	87,189
Ball Corp.	9,105	439,954
Berry Global Group, Inc. *	3,120	145,174
Boeing Co. *	17,817	2,157,282
Builders FirstSource, Inc. *	7,956	468,768
BWX Technologies, Inc.	2,577	129,804
Carlisle Cos., Inc.	374	104,873
Carrier Global Corp.	39,972	1,421,404
Caterpillar, Inc.	3,188	523,087
CH Robinson Worldwide, Inc.	4,245	408,836
Clean Harbors, Inc. *	2,281	250,864
Cognex Corp.	569	23,585
Coherent Corp. *	4,940	172,159
Crane Co.	2,221	194,426
Crown Holdings, Inc.	650	52,670
CSX Corp.	76,666	2,042,382
Curtiss-Wright Corp.	1,759	244,782
Donaldson Co., Inc.	4,879	239,120
Dover Corp.	6,873	801,254
Eagle Materials, Inc.	308	33,011
Eaton Corp. PLC	18,834	2,511,702
Emerson Electric Co.	18,972	1,389,130
Enovis Corp. *	2,526	116,373
Esab Corp.	2,648	88,337
Expeditors International of Washington, Inc.	5,339	471,487
FedEx Corp.	11,327	1,681,720
Flowserve Corp.	6,140	149,202
Fortive Corp.	17,045	993,724
Fortune Brands Home & Security, Inc.	3,958	212,505
Garmin Ltd.	7,415	595,499
Gates Industrial Corp. PLC *	5,996	58,521
General Dynamics Corp.	11,623	2,466,052
General Electric Co.	48,783	3,020,156
Graco, Inc.	2,439	146,218
Graphic Packaging Holding Co.	3,241	63,977
Hayward Holdings, Inc. *	4,006	35,533
HEICO Corp.	131	18,861
HEICO Corp. Class A	230	26,363
Hexcel Corp.	3,869	200,105
Honeywell International, Inc.	22,688	3,788,215
Howmet Aerospace, Inc.	15,940	493,024
Hubbell, Inc.	2,564	571,772
Huntington Ingalls Industries, Inc.	1,421	314,752
IDEX Corp.	2,890	577,567
Illinois Tool Works, Inc.	1,461	263,930

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Ingersoll Rand, Inc.	19,361	$ 837,557
ITT, Inc.	3,881	253,585
Jabil, Inc.	1,060	61,173
Jacobs Solutions, Inc.	6,024	653,544
JB Hunt Transport Services, Inc.	458	71,640
Johnson Controls International PLC	32,810	1,614,908
Keysight Technologies, Inc. *	621	97,721
Kirby Corp. *	2,683	163,046
Knight-Swift Transportation Holdings, Inc.	7,751	379,256
L3Harris Technologies, Inc.	9,077	1,886,473
Landstar System, Inc.	117	16,891
Lennox International, Inc.	1,486	330,888
Littelfuse, Inc.	1,177	233,858
Louisiana-Pacific Corp.	3,641	186,383
Martin Marietta Materials, Inc.	2,703	870,609
Masco Corp.	10,744	501,637
MasTec, Inc. *	2,932	186,182
MDU Resources Group, Inc.	10,023	274,129
Mercury Systems, Inc. *	2,521	102,353
Middleby Corp. *	2,342	300,174
Mohawk Industries, Inc. *	2,476	225,786
MSA Safety, Inc.	1,166	127,420
National Instruments Corp.	5,203	196,361
Nordson Corp.	2,044	433,880
Norfolk Southern Corp.	11,221	2,352,483
Northrop Grumman Corp.	6,100	2,868,952
nVent Electric PLC	7,499	237,043
Oshkosh Corp.	2,987	209,956
Otis Worldwide Corp.	17,541	1,119,116
Owens Corning	4,515	354,924
Packaging Corp. of America	4,411	495,311
Parker-Hannifin Corp.	4,675	1,132,799
Pentair PLC	7,979	324,187
Raytheon Technologies Corp.	70,483	5,769,738
Regal Rexnord Corp.	3,101	435,256
Republic Services, Inc.	9,132	1,242,317
Rockwell Automation, Inc.	1,749	376,227
Ryder System, Inc.	2,351	177,477
Schneider National, Inc. Class B	2,847	57,794
Sensata Technologies Holding PLC	7,607	283,589
Silgan Holdings, Inc.	3,876	162,947
Snap-on, Inc.	2,501	503,576
Sonoco Products Co.	4,417	250,576
Spirit AeroSystems Holdings, Inc. Class A	246	5,392
Stanley Black & Decker, Inc.	7,203	541,738
Stericycle, Inc. *	4,120	173,493
TD SYNNEX Corp.	1,912	155,235
Teledyne Technologies, Inc. *	2,214	747,159
Tetra Tech, Inc.	1,452	186,626
Textron, Inc.	10,329	601,768
Timken Co.	2,892	170,744
TopBuild Corp. *	301	49,599
Trane Technologies PLC	4,711	682,200
TransDigm Group, Inc.	1,534	805,074
Trimble, Inc. *	11,699	634,905
United Parcel Service, Inc. Class B	3,821	617,244
Valmont Industries, Inc.	833	223,760
Vertiv Holdings Co.	11,828	114,968
Vontier Corp.	2,807	46,905
Vulcan Materials Co.	3,138	494,894
Waste Management, Inc.	1,211	194,014
Westinghouse Air Brake Technologies Corp.	8,663	704,735
Westrock Co.	11,715	361,876
Woodward, Inc.	2,778	222,962
XPO Logistics, Inc. *	4,377	194,864
Xylem, Inc.	7,431	649,172

		74,836,261

Technology - 6.3%
Activision Blizzard, Inc.	36,647	2,724,338

	Shares	Value
Advanced Micro Devices, Inc. *	16,159	$1,023,834
Akamai Technologies, Inc. *	7,513	603,444
Amdocs Ltd.	5,843	464,226
Analog Devices, Inc.	19,682	2,742,490
ANSYS, Inc. *	1,904	422,117
Bill.com Holdings, Inc. *	4,516	597,783
Black Knight, Inc. *	6,458	418,026
Broadridge Financial Solutions, Inc.	557	80,386
CACI International, Inc. Class A *	1,137	296,825
CCC Intelligent Solutions Holdings, Inc. *	4,789	43,580
Ceridian HCM Holding, Inc. *	5,130	286,664
Change Healthcare, Inc. *	11,280	310,087
Cirrus Logic, Inc. *	2,563	176,334
Citrix Systems, Inc.	3,091	321,464
Cognizant Technology Solutions Corp. Class A	24,540	1,409,578
Concentrix Corp.	2,073	231,409
Coupa Software, Inc. *	1,546	90,905
Definitive Healthcare Corp. *	1,177	18,291
Dell Technologies, Inc. Class C	10,484	358,238
DoubleVerify Holdings, Inc. *	1,124	30,741
Doximity, Inc. Class A *	2,370	71,621
Dropbox, Inc. Class A *	1,160	24,035
DXC Technology Co. *	11,772	288,179
Electronic Arts, Inc.	12,397	1,434,457
Fidelity National Information Services, Inc.	28,782	2,175,056
Fiserv, Inc. *	25,520	2,387,906
Genpact Ltd.	3,943	172,585
GLOBALFOUNDRIES, Inc. *	2,192	105,983
Guidewire Software, Inc. *	4,125	254,018
Hewlett Packard Enterprise Co.	60,338	722,849
HP, Inc.	27,196	677,724
Informatica, Inc. Class A *	1,890	37,932
Intel Corp.	193,116	4,976,599
International Business Machines Corp.	14,100	1,675,221
IPG Photonics Corp. *	1,775	149,721
Jamf Holding Corp. *	284	6,294
KBR, Inc.	2,258	97,591
Kyndryl Holdings, Inc. *	7,823	64,696
Leidos Holdings, Inc.	6,421	561,645
Lumentum Holdings, Inc. *	3,266	223,950
Manhattan Associates, Inc. *	1,111	147,796
Marvell Technology, Inc.	40,017	1,717,130
Microchip Technology, Inc.	3,860	235,576
Micron Technology, Inc.	42,680	2,138,268
MKS Instruments, Inc.	2,568	212,220
MSCI, Inc.	901	380,033
nCino, Inc. *	2,090	71,290
NCR Corp. *	5,576	106,000
Nutanix, Inc. Class A *	4,667	97,214
ON Semiconductor Corp. *	7,551	470,654
Oracle Corp.	22,344	1,364,548
Paycor HCM, Inc. *	2,185	64,589
Procore Technologies, Inc. *	1,137	56,259
Qorvo, Inc. *	5,128	407,215
Roper Technologies, Inc.	4,980	1,791,007
Salesforce, Inc. *	35,862	5,158,390
Science Applications International Corp.	2,624	232,040
SentinelOne, Inc. Class A *	2,356	60,219
Skyworks Solutions, Inc.	7,688	655,556
Snowflake, Inc. Class A *	930	158,063
SS&C Technologies Holdings, Inc.	10,529	502,760
Take-Two Interactive Software, Inc. *	1,261	137,449
Teradata Corp. *	2,209	68,612
Teradyne, Inc.	689	51,778
Texas Instruments, Inc.	13,706	2,121,415
Twilio, Inc. Class A *	4,938	341,413
Tyler Technologies, Inc. *	256	88,960
UiPath, Inc. Class A *	15,679	197,712
Unity Software, Inc. *	3,152	100,423
VMware, Inc. Class A	4,961	528,148
Western Digital Corp. *	14,588	474,839

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Wolfspeed, Inc. *	5,586	$ 577,369
Zebra Technologies Corp. Class A *	1,429	374,412
Zoom Video Communications, Inc. Class A *	6,046	444,925

		50,293,104

Utilities - 5.8%
AES Corp.	25,321	572,255
Alliant Energy Corp.	11,716	620,831
Ameren Corp.	12,207	983,274
American Electric Power Co., Inc.	24,256	2,096,931
American Water Works Co., Inc.	8,596	1,118,855
Atmos Energy Corp.	6,612	673,432
Avangrid, Inc.	3,280	136,776
Brookfield Renewable Corp. Class A	5,909	193,106
CenterPoint Energy, Inc.	30,023	846,048
CMS Energy Corp.	13,649	794,918
Consolidated Edison, Inc.	16,734	1,435,108
Constellation Energy Corp.	15,588	1,296,766
Dominion Energy, Inc.	39,441	2,725,767
DTE Energy Co.	9,137	1,051,212
Duke Energy Corp.	36,572	3,401,927
Edison International	17,817	1,008,086
Entergy Corp.	9,633	969,369
Essential Utilities, Inc.	10,967	453,814
Evergy, Inc.	10,480	622,512
Eversource Energy	16,261	1,267,708
Exelon Corp.	47,045	1,762,306
FirstEnergy Corp.	25,858	956,746
Hawaiian Electric Industries, Inc.	5,382	186,540
IDACORP, Inc.	2,267	224,456
National Fuel Gas Co.	3,934	242,138
NextEra Energy, Inc.	93,058	7,296,678
NiSource, Inc.	18,793	473,396
NRG Energy, Inc.	10,920	417,908
OGE Energy Corp.	9,685	353,115
PG&E Corp. *	74,230	927,875
Pinnacle West Capital Corp.	5,440	350,934
PPL Corp.	34,816	882,586
Public Service Enterprise Group, Inc.	23,561	1,324,835
Sempra Energy	14,841	2,225,259
Southern Co.	50,410	3,427,880
UGI Corp.	10,003	323,397
Vistra Corp.	8,345	175,245
WEC Energy Group, Inc.	14,880	1,330,718
Xcel Energy, Inc.	25,716	1,645,824

		46,796,531

Total Common Stocks (Cost $774,605,224)		783,736,856

EXCHANGE-TRADED FUND - 2.0%
iShares Russell 1000 Value	118,593	16,127,462

Total Exchange-Traded Fund (Cost $17,607,198)		16,127,462

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $3,408,016; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $3,475,421)	$3,407,250	$3,407,250

Total Short-Term Investment (Cost $3,407,250)		3,407,250

TOTAL INVESTMENTS - 100.0% (Cost $795,619,672)		803,271,568

DERIVATIVES - (0.1%)		(460,976)

OTHER ASSETS & LIABILITIES, NET - 0.1%		577,351

NET ASSETS - 100.0%		$803,387,943

Notes to Schedule of Investments

(a)

An investment with a value of $2,497 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/22	13	$2,637,195	$2,340,975	($296,220)
S&P MID 400 E-Mini Index	12/22	6	1,489,676	1,324,920	(164,756)

Total Futures Contracts					($460,976)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$25,313,742	$25,313,742	$-	$-
	Communications	73,834,504	73,834,504	-	-
	Consumer, Cyclical	61,030,993	61,030,993	-	-
	Consumer, Non-Cyclical	200,851,801	200,851,801	-	-
	Energy	62,395,380	62,395,380	-	-
	Financial	188,384,540	188,384,540	-	-
	Industrial	74,836,261	74,833,764	2,497	-
	Technology	50,293,104	49,971,640	321,464	-
	Utilities	46,796,531	46,796,531	-	-

	Total Common Stocks	783,736,856	783,412,895	323,961	-

	Exchange-Traded Fund	16,127,462	16,127,462	-	-
	Short-Term Investment	3,407,250	-	3,407,250	-

	Total Assets	803,271,568	799,540,357	3,731,211	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(460,976)	(460,976)	-	-

	Total Liabilities	(460,976)	(460,976)	-	-

	Total	$802,810,592	$799,079,381	$3,731,211	$-

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Basic Materials - 3.7%
Albemarle Corp.	5,003	$1,322,993
Alcoa Corp.	7,688	258,778
Ashland, Inc.	2,184	207,414
Axalta Coating Systems Ltd. *	9,233	194,447
Celanese Corp.	4,638	418,997
CF Industries Holdings, Inc.	8,505	818,606
Chemours Co.	6,759	166,609
Cleveland-Cliffs, Inc. *	21,697	292,259
DuPont de Nemours, Inc.	21,452	1,081,181
Eastman Chemical Co.	5,235	371,947
Element Solutions, Inc.	9,812	159,641
FMC Corp.	5,387	569,406
Huntsman Corp.	8,325	204,296
International Flavors & Fragrances, Inc.	10,895	989,593
International Paper Co.	15,461	490,114
LyondellBasell Industries NV Class A	10,986	827,026
Mosaic Co.	14,749	712,819
MP Materials Corp. *	3,794	103,576
NewMarket Corp.	269	80,923
Nucor Corp.	11,192	1,197,432
Olin Corp.	5,718	245,188
PPG Industries, Inc.	10,074	1,115,091
Reliance Steel & Aluminum Co.	2,566	447,536
Royal Gold, Inc.	2,801	262,790
RPM International, Inc.	5,455	454,456
SSR Mining, Inc. (Canada)	8,865	130,404
Steel Dynamics, Inc.	7,405	525,385
United States Steel Corp.	10,052	182,142
Valvoline, Inc.	7,681	194,637
Westlake Corp.	1,406	122,153

		14,147,839

Communications - 6.3%
Altice USA, Inc. Class A *	8,897	51,870
Arista Networks, Inc. *	10,526	1,188,280
Cable One, Inc.	249	212,409
CDW Corp.	5,780	902,142
Ciena Corp. *	6,537	264,291
Corning, Inc.	32,279	936,737
DISH Network Corp. Class A *	10,538	145,741
DoorDash, Inc. Class A *	10,682	528,225
eBay, Inc.	23,513	865,514
Etsy, Inc. *	5,429	543,606
Expedia Group, Inc. *	6,464	605,612
F5, Inc. *	2,547	368,627
FactSet Research Systems, Inc.	1,622	648,978
Fox Corp. Class A	12,877	395,066
Fox Corp. Class B	6,302	179,607
Frontier Communications Parent, Inc. *	10,242	239,970
GoDaddy, Inc. Class A *	6,692	474,329
IAC, Inc. *	3,390	187,738
Interpublic Group of Cos., Inc.	16,805	430,208
Juniper Networks, Inc.	13,659	356,773
Liberty Broadband Corp. Class A *	871	64,977
Liberty Broadband Corp. Class C *	5,280	389,664
Liberty Media Corp. - Liberty Formula One Class A *	811	42,594
Liberty Media Corp. - Liberty Formula One Class C *	8,617	504,095
Liberty Media Corp. - Liberty SiriusXM Class A *	3,138	119,464
Liberty Media Corp. - Liberty SiriusXM Class C *	6,455	243,418
Lumen Technologies, Inc.	43,909	319,658
Lyft, Inc. Class A *	12,848	169,208
Match Group, Inc. *	12,178	581,499

	Shares	Value
Motorola Solutions, Inc.	7,039	$ 1,576,525
New York Times Co. Class A	6,999	201,221
News Corp. Class A	16,543	249,965
News Corp. Class B	5,138	79,228
Nexstar Media Group, Inc. Class A	1,595	266,126
NortonLifeLock, Inc.	24,328	489,966
Okta, Inc. *	6,379	362,774
Omnicom Group, Inc.	8,697	548,694
Opendoor Technologies, Inc. *	19,331	60,119
Paramount Global Class A	512	11,028
Paramount Global Class B	24,651	469,355
Pinterest, Inc. Class A *	24,693	575,347
Robinhood Markets, Inc. Class A *	24,614	248,601
Roku, Inc. *	5,119	288,712
Sirius XM Holdings, Inc.	29,662	169,370
Spotify Technology SA *	5,984	516,419
Switch, Inc. Class A	6,046	203,690
Trade Desk, Inc. Class A *	18,760	1,120,910
TripAdvisor, Inc. *	4,216	93,089
Twitter, Inc. *	31,892	1,398,145
Ubiquiti, Inc.	274	80,435
VeriSign, Inc. *	4,016	697,579
Viasat, Inc. *	2,992	90,448
Warner Bros Discovery, Inc. *	100,852	1,159,798
Wayfair, Inc. Class A *	3,231	105,169
Wix.com Ltd. * (Israel)	2,261	176,878
World Wrestling Entertainment, Inc. Class A	1,824	127,990
Zendesk, Inc. *	5,118	389,480
Zillow Group, Inc. Class A *	2,519	72,119
Zillow Group, Inc. Class C *	7,033	201,214

		23,990,694

Consumer, Cyclical - 13.0%
Advance Auto Parts, Inc.	2,619	409,455
Alaska Air Group, Inc. *	5,237	205,029
Allison Transmission Holdings, Inc.	4,042	136,458
AMC Entertainment Holdings, Inc. Class A *	22,331	155,647
American Airlines Group, Inc. *	27,216	327,681
Aptiv PLC *	11,558	903,951
Aramark	9,908	309,130
AutoNation, Inc. *	1,628	165,844
AutoZone, Inc. *	832	1,782,086
Bath & Body Works, Inc.	9,782	318,893
Best Buy Co., Inc.	8,592	544,217
BJ’s Wholesale Club Holdings, Inc. *	5,775	420,478
BorgWarner, Inc.	10,217	320,814
Boyd Gaming Corp.	3,483	165,965
Brunswick Corp.	3,263	213,563
Burlington Stores, Inc. *	2,834	317,096
Caesars Entertainment, Inc. *	8,850	285,501
Capri Holdings Ltd. *	5,755	221,222
CarMax, Inc. *	6,856	452,633
Carnival Corp. *	41,223	289,798
Carter’s, Inc.	1,747	114,481
Carvana Co. *	4,362	88,549
Casey’s General Stores, Inc.	1,563	316,539
Chipotle Mexican Grill, Inc. *	1,190	1,788,284
Choice Hotels International, Inc.	1,484	162,528
Churchill Downs, Inc.	1,555	286,353
Columbia Sportswear Co.	1,504	101,219
Copa Holdings SA Class A * (Panama)	1,337	89,592
Copart, Inc. *	9,111	969,410
Core & Main, Inc. Class A *	2,906	66,082
Cummins, Inc.	6,025	1,226,148
Darden Restaurants, Inc.	5,325	672,654
Deckers Outdoor Corp. *	1,144	357,626
Delta Air Lines, Inc. *	27,364	767,834
Dick’s Sporting Goods, Inc.	2,321	242,869
Dolby Laboratories, Inc. Class A	2,723	177,403
Dollar Tree, Inc. *	9,084	1,236,332
Domino’s Pizza, Inc.	1,535	476,157

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
DR Horton, Inc.	13,805	$929,767
DraftKings, Inc. Class A *	13,852	209,719
Fastenal Co.	24,609	1,132,998
Five Below, Inc. *	2,338	321,872
Floor & Decor Holdings, Inc. Class A *	4,443	312,165
Freshpet, Inc. *	1,944	97,375
GameStop Corp. Class A *	11,548	290,201
Gap, Inc.	8,537	70,089
Gentex Corp.	10,057	239,759
Genuine Parts Co.	5,935	886,214
Hanesbrands, Inc.	14,717	102,430
Harley-Davidson, Inc.	5,625	196,200
Hasbro, Inc.	5,583	376,406
Hilton Worldwide Holdings, Inc.	11,557	1,394,005
Hyatt Hotels Corp. Class A *	2,098	169,854
IAA, Inc. *	5,729	182,469
JetBlue Airways Corp. *	13,424	89,001
Kohl’s Corp.	5,351	134,578
Las Vegas Sands Corp. *	14,177	531,921
Lear Corp.	2,551	305,329
Leggett & Platt, Inc.	5,639	187,328
Lennar Corp. Class A	10,873	810,582
Lennar Corp. Class B	664	39,515
Leslie’s, Inc. *	7,035	103,485
Lithia Motors, Inc.	1,159	248,663
Live Nation Entertainment, Inc. *	6,584	500,647
LKQ Corp.	10,980	517,707
Lucid Group, Inc. *	22,827	318,893
Lululemon Athletica, Inc. *	4,775	1,334,899
Macy’s, Inc.	11,901	186,489
Madison Square Garden Sports Corp. *	800	109,328
Marriott Vacations Worldwide Corp.	1,639	199,729
Mattel, Inc. *	15,023	284,536
MGM Resorts International	14,042	417,328
MSC Industrial Direct Co., Inc. Class A	2,058	149,843
Newell Brands, Inc.	16,188	224,851
Nordstrom, Inc.	4,687	78,414
Norwegian Cruise Line Holdings Ltd. *	18,448	209,569
NVR, Inc. *	129	514,333
O’Reilly Automotive, Inc. *	2,684	1,887,791
Ollie’s Bargain Outlet Holdings, Inc. *	2,665	137,514
PACCAR, Inc.	14,586	1,220,702
Peloton Interactive, Inc. Class A *	13,342	92,460
Penn Entertainment, Inc. *	6,984	192,130
Penske Automotive Group, Inc.	1,148	112,998
Petco Health & Wellness Co., Inc. *	3,555	39,674
Planet Fitness, Inc. Class A *	3,533	203,713
Polaris, Inc.	2,423	231,760
Pool Corp.	1,667	530,456
PulteGroup, Inc.	9,842	369,075
PVH Corp.	2,960	132,608
QuantumScape Corp. *	10,362	87,144
Ralph Lauren Corp.	1,793	152,280
RH *	846	208,175
Rivian Automotive, Inc. Class A *	22,225	731,425
Ross Stores, Inc.	14,758	1,243,657
Royal Caribbean Cruises Ltd. *	9,519	360,770
Scotts Miracle-Gro Co.	1,738	74,300
SiteOne Landscape Supply, Inc. *	1,869	194,638
Six Flags Entertainment Corp. *	3,271	57,897
Skechers USA, Inc. Class A *	5,587	177,220
Southwest Airlines Co. *	25,316	780,745
Tapestry, Inc.	10,772	306,248
Tempur Sealy International, Inc.	7,483	180,640
Thor Industries, Inc.	2,257	157,945
Toll Brothers, Inc.	4,626	194,292
Tractor Supply Co.	4,781	888,692
Travel & Leisure Co.	3,594	122,627
Ulta Beauty, Inc. *	2,197	881,414
Under Armour, Inc. Class A *	7,991	53,140
Under Armour, Inc. Class C *	8,434	50,267
United Airlines Holdings, Inc. *	13,942	453,533

	Shares	Value
Univar Solutions, Inc. *	7,095	$ 161,340
Vail Resorts, Inc.	1,695	365,510
VF Corp.	14,942	446,915
Victoria’s Secret, Inc. *	3,521	102,532
Watsco, Inc.	1,426	367,138
Wendy’s Co.	7,517	140,493
WESCO International, Inc. *	1,863	222,405
Whirlpool Corp.	2,281	307,502
Williams-Sonoma, Inc.	2,911	343,061
WW Grainger, Inc.	1,948	952,942
Wyndham Hotels & Resorts, Inc.	3,897	239,081
Wynn Resorts Ltd. *	4,466	281,492
YETI Holdings, Inc. *	3,628	103,471
Yum! Brands, Inc.	12,240	1,301,602

		49,337,426
Consumer, Non-Cyclical - 17.5%
10X Genomics, Inc. Class A *	3,787	107,854
ABIOMED, Inc. *	1,921	471,913
Acadia Healthcare Co., Inc. *	3,772	294,895
ADT, Inc.	8,739	65,455
Affirm Holdings, Inc. *	7,341	137,717
agilon health, Inc. *	7,825	183,262
Albertsons Cos., Inc. Class A	6,921	172,056
Align Technology, Inc. *	3,354	694,647
Alnylam Pharmaceuticals, Inc. *	5,160	1,032,826
Amedisys, Inc. *	1,360	131,634
AMERCO	378	192,485
AmerisourceBergen Corp.	6,378	863,135
Avantor, Inc. *	26,067	510,913
Avery Dennison Corp.	3,480	566,196
Avis Budget Group, Inc. *	1,243	184,536
Azenta, Inc.	3,088	132,352
Bio-Rad Laboratories, Inc. Class A *	923	385,020
Bio-Techne Corp.	1,662	472,008
Biogen, Inc. *	6,233	1,664,211
BioMarin Pharmaceutical, Inc. *	7,888	668,666
Booz Allen Hamilton Holding Corp.	5,611	518,176
Boston Beer Co., Inc. Class A *	395	127,842
Bright Horizons Family Solutions, Inc. *	2,471	142,453
Brown-Forman Corp. Class A	1,931	130,458
Brown-Forman Corp. Class B	7,845	522,242
Bruker Corp.	4,550	241,423
Bunge Ltd.	5,962	492,282
Campbell Soup Co.	8,329	392,462
Cardinal Health, Inc.	11,647	776,622
Catalent, Inc. *	7,296	527,939
Certara, Inc. *	4,795	63,678
Charles River Laboratories International, Inc. *	2,163	425,678
Chemed Corp.	636	277,652
Church & Dwight Co., Inc.	10,380	741,547
Cintas Corp.	3,703	1,437,468
Clarivate PLC *	20,607	193,500
Clorox Co.	5,268	676,359
Conagra Brands, Inc.	20,121	656,548
Cooper Cos., Inc.	2,077	548,120
Corteva, Inc.	30,980	1,770,507
CoStar Group, Inc. *	16,799	1,170,050
Coty, Inc. Class A *	14,824	93,688
Darling Ingredients, Inc. *	6,894	456,038
DaVita, Inc. *	2,442	202,124
Dentsply Sirona, Inc.	9,302	263,712
DexCom, Inc. *	16,744	1,348,562
Driven Brands Holdings, Inc. *	2,259	63,207
Dun & Bradstreet Holdings, Inc.	10,513	130,256
Elanco Animal Health, Inc. *	19,214	238,446
Encompass Health Corp.	4,140	187,252
Enhabit, Inc. *	2,070	29,063
Envista Holdings Corp. *	6,823	223,863
Equifax, Inc.	5,196	890,750
Euronet Worldwide, Inc. *	2,135	161,748

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Exact Sciences Corp. *	7,608	$247,184
Exelixis, Inc. *	13,775	215,992
FleetCor Technologies, Inc. *	3,123	550,179
Flowers Foods, Inc.	7,950	196,286
FTI Consulting, Inc. *	1,422	235,640
Gartner, Inc. *	3,283	908,373
Ginkgo Bioworks Holdings, Inc. *	34,316	107,066
Global Payments, Inc.	11,766	1,271,316
Globus Medical, Inc. Class A *	3,323	197,951
Grand Canyon Education, Inc. *	1,330	109,393
Grocery Outlet Holding Corp. *	3,705	123,339
Guardant Health, Inc. *	4,107	221,080
GXO Logistics, Inc. *	4,417	154,860
H&R Block, Inc.	6,986	297,184
Henry Schein, Inc. *	5,890	387,385
Hershey Co.	6,240	1,375,733
Hertz Global Holdings, Inc. *	8,711	141,815
Hologic, Inc. *	10,515	678,428
Horizon Therapeutics PLC *	9,599	594,082
Hormel Foods Corp.	12,287	558,321
ICU Medical, Inc. *	844	127,106
IDEXX Laboratories, Inc. *	3,565	1,161,477
Incyte Corp. *	7,801	519,859
Ingredion, Inc.	2,851	229,563
Insulet Corp. *	2,918	669,389
Integra LifeSciences Holdings Corp. *	3,065	129,833
Ionis Pharmaceuticals, Inc. *	5,948	263,080
IQVIA Holdings, Inc. *	7,936	1,437,527
J M Smucker Co.	4,395	603,917
Jazz Pharmaceuticals PLC *	2,618	348,953
Kellogg Co.	10,790	751,631
Kroger Co.	28,034	1,226,488
Laboratory Corp. of America Holdings	3,865	791,591
Lamb Weston Holdings, Inc.	6,185	478,595
ManpowerGroup, Inc.	2,306	149,175
Maravai LifeSciences Holdings, Inc. Class A *	4,654	118,817
MarketAxess Holdings, Inc.	1,598	355,539
Masimo Corp. *	2,029	286,414
McCormick & Co., Inc.	10,716	763,729
Mirati Therapeutics, Inc. *	1,776	124,036
Mister Car Wash, Inc. *	3,154	27,061
Molina Healthcare, Inc. *	2,474	816,024
Molson Coors Beverage Co. Class B	7,525	361,125
Morningstar, Inc.	1,041	221,025
Natera, Inc. *	3,878	169,934
Neurocrine Biosciences, Inc. *	4,077	433,018
Nielsen Holdings PLC	15,309	424,365
Novavax, Inc. *	3,335	60,697
Novocure Ltd. *	4,335	329,373
Oak Street Health, Inc. *	4,871	119,437
Olaplex Holdings, Inc. *	5,197	49,631
Organon & Co.	10,861	254,147
Paylocity Holding Corp. *	1,682	406,338
Penumbra, Inc. *	1,561	295,966
Performance Food Group Co. *	6,601	283,513
PerkinElmer, Inc.	5,392	648,819
Perrigo Co. PLC	5,665	202,014
Pilgrim’s Pride Corp. *	2,016	46,408
Post Holdings, Inc. *	2,427	198,796
Premier, Inc. Class A	5,025	170,549
QIAGEN NV*	9,695	400,210
Quanta Services, Inc.	6,082	774,786
Quest Diagnostics, Inc.	5,000	613,450
QuidelOrtho Corp. *	2,111	150,894
Repligen Corp. *	2,388	446,819
ResMed, Inc.	6,177	1,348,439
Reynolds Consumer Products, Inc.	2,304	59,927
Robert Half International, Inc.	4,654	356,031
Rollins, Inc.	9,962	345,482
Royalty Pharma PLC Class A	15,689	630,384
Sarepta Therapeutics, Inc. *	3,533	390,538
Seaboard Corp.	11	37,429

	Shares	Value
Seagen, Inc. *	5,811	$ 795,119
Service Corp. International	6,628	382,701
Shift4 Payments, Inc. Class A *	2,215	98,811
Signify Health, Inc. Class A *	3,217	93,776
Sotera Health Co. *	4,215	28,746
Spectrum Brands Holdings, Inc.	1,698	66,273
STERIS PLC	4,268	709,683
Syneos Health, Inc. *	4,311	203,264
Tandem Diabetes Care, Inc. *	2,824	135,128
Teladoc Health, Inc. *	6,973	176,766
Teleflex, Inc.	2,011	405,136
Tenet Healthcare Corp. *	4,445	229,273
Terminix Global Holdings, Inc. *	5,141	196,849
Toast, Inc. Class A *	10,620	177,566
TransUnion	8,226	489,365
Tyson Foods, Inc. Class A	12,178	802,896
Ultragenyx Pharmaceutical, Inc. *	2,966	122,822
United Rentals, Inc. *	2,987	806,848
United Therapeutics Corp. *	1,923	402,638
Universal Health Services, Inc. Class B	2,830	249,549
US Foods Holding Corp. *	8,630	228,177
Verisk Analytics, Inc.	6,640	1,132,319
Viatris, Inc.	51,795	441,293
Waters Corp. *	2,560	689,997
West Pharmaceutical Services, Inc.	3,165	778,843
WEX, Inc. *	1,895	240,551
WillScot Mobile Mini Holdings Corp. *	8,898	358,856
Zimmer Biomet Holdings, Inc.	8,969	937,709

		66,615,405
Energy - 5.6%
Antero Midstream Corp.	14,178	130,154
Antero Resources Corp. *	12,332	376,496
APA Corp.	13,915	475,754
Baker Hughes Co.	40,699	853,051
Cheniere Energy, Inc.	10,647	1,766,444
Chesapeake Energy Corp.	5,179	487,913
Continental Resources, Inc.	1,507	100,683
Coterra Energy, Inc.	33,978	887,505
Devon Energy Corp.	28,126	1,691,216
Diamondback Energy, Inc.	7,402	891,645
DTE Midstream LLC *	4,094	212,438
Enphase Energy, Inc. *	5,595	1,552,445
Enviva, Inc.	1,280	76,877
EQT Corp.	15,752	641,894
First Solar, Inc. *	4,496	594,686
Halliburton Co.	38,411	945,679
Hess Corp.	12,038	1,312,021
HF Sinclair Corp.	6,232	335,531
Marathon Oil Corp.	28,889	652,314
New Fortress Energy, Inc.	2,015	88,076
NOV, Inc.	16,523	267,342
ONEOK, Inc.	19,004	973,765
Ovintiv, Inc.	11,079	509,634
PDC Energy, Inc.	3,956	228,617
Phillips 66	20,574	1,660,733
Plug Power, Inc. *	22,257	467,619
Range Resources Corp.	10,956	276,748
Southwestern Energy Co. *	48,498	296,808
Sunrun, Inc. *	9,026	249,027
Targa Resources Corp.	9,658	582,764
Texas Pacific Land Corp.	247	438,976
Williams Cos., Inc.	52,076	1,490,936

		21,515,791
Financial - 20.5%
Affiliated Managers Group, Inc.	1,605	179,519
Aflac, Inc.	26,807	1,506,553
AGNC Investment Corp. REIT	22,322	187,951
Air Lease Corp.	4,526	140,351
Alexandria Real Estate Equities, Inc. REIT	6,925	970,816

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Alleghany Corp. *	562	$471,726
Allstate Corp.	11,524	1,435,084
Ally Financial, Inc.	13,183	366,883
American Financial Group, Inc.	2,894	355,759
American Homes 4 Rent Class A REIT	12,853	421,707
Americold Realty Trust, Inc. REIT	11,312	278,275
Ameriprise Financial, Inc.	4,622	1,164,513
Annaly Capital Management, Inc. REIT	18,417	316,027
Apartment Income REIT Corp. REIT	6,613	255,394
Apollo Global Management, Inc.	19,632	912,888
Arch Capital Group Ltd. *	15,407	701,635
Ares Management Corp. Class A	6,540	405,153
Arthur J Gallagher & Co.	8,895	1,523,002
Assurant, Inc.	2,246	326,276
Assured Guaranty Ltd.	2,575	124,759
AvalonBay Communities, Inc. REIT	5,971	1,099,799
Axis Capital Holdings Ltd.	3,284	161,409
Bank of Hawaii Corp.	1,687	128,414
Bank of New York Mellon Corp.	31,405	1,209,721
Bank OZK	5,047	199,659
Blue Owl Capital, Inc.	16,851	155,535
BOK Financial Corp.	1,278	113,563
Boston Properties, Inc. REIT	6,699	502,224
Brighthouse Financial, Inc. *	3,048	132,344
Brixmor Property Group, Inc. REIT	12,554	231,872
Brown & Brown, Inc.	10,105	611,150
Camden Property Trust REIT	4,431	529,283
Carlyle Group, Inc.	9,026	233,232
Cboe Global Markets, Inc.	4,525	531,099
CBRE Group, Inc. Class A *	13,706	925,292
Cincinnati Financial Corp.	6,685	598,775
Citizens Financial Group, Inc.	20,872	717,162
CNA Financial Corp.	1,166	43,025
Coinbase Global, Inc. Class A *	6,685	431,116
Comerica, Inc.	5,621	399,653
Commerce Bancshares, Inc.	4,686	310,026
Cousins Properties, Inc. REIT	6,278	146,591
Credit Acceptance Corp. *	290	127,020
CubeSmart REIT	9,518	381,291
Cullen/Frost Bankers, Inc.	2,520	333,194
Discover Financial Services	11,672	1,061,218
Douglas Emmett, Inc. REIT	7,054	126,478
East West Bancorp, Inc.	6,044	405,794
EastGroup Properties, Inc. REIT	1,720	248,265
EPR Properties REIT	3,138	112,529
Equitable Holdings, Inc.	16,013	421,943
Equity LifeStyle Properties, Inc. REIT	7,591	477,018
Equity Residential REIT	15,831	1,064,160
Erie Indemnity Co. Class A	1,064	236,538
Essex Property Trust, Inc. REIT	2,778	672,915
Evercore, Inc. Class A	1,616	132,916
Everest Re Group Ltd.	1,663	436,438
Extra Space Storage, Inc. REIT	5,664	978,229
Federal Realty Investment Trust REIT	3,317	298,928
Fidelity National Financial, Inc.	11,222	406,236
Fifth Third Bancorp	29,126	930,867
First American Financial Corp.	4,288	197,677
First Citizens BancShares, Inc. Class A	514	409,879
First Hawaiian, Inc.	5,398	132,953
First Horizon Corp.	22,617	517,929
First Industrial Realty Trust, Inc. REIT	5,702	255,507
First Republic Bank	7,642	997,663
FNB Corp.	14,503	168,235
Franklin Resources, Inc.	11,794	253,807
Gaming & Leisure Properties, Inc. REIT	10,149	448,992
Globe Life, Inc.	3,782	377,065
Hanover Insurance Group, Inc.	1,521	194,901
Hartford Financial Services Group, Inc.	13,796	854,524
Healthcare Realty Trust, Inc. REIT	16,070	335,060
Healthpeak Properties, Inc. REIT	23,049	528,283
Highwoods Properties, Inc. REIT	4,358	117,492
Host Hotels & Resorts, Inc. REIT	30,258	480,497

	Shares	Value
Howard Hughes Corp. *	1,574	$ 87,184
Hudson Pacific Properties, Inc. REIT	6,401	70,091
Huntington Bancshares, Inc.	61,347	808,553
Interactive Brokers Group, Inc. Class A	3,883	248,163
Invesco Ltd.	15,614	213,912
Invitation Homes, Inc. REIT	26,137	882,647
Iron Mountain, Inc. REIT	12,338	542,502
Janus Henderson Group PLC	5,761	117,006
JBG SMITH Properties REIT	4,569	84,892
Jefferies Financial Group, Inc.	8,696	256,532
Jones Lang LaSalle, Inc. *	2,041	308,334
Kemper Corp.	2,806	115,776
KeyCorp	39,718	636,282
Kilroy Realty Corp. REIT	4,918	207,097
Kimco Realty Corp. REIT	25,869	476,248
KKR & Co., Inc.	24,451	1,051,393
Lamar Advertising Co. Class A REIT	3,657	301,666
Lazard Ltd. Class A	3,822	121,654
Life Storage, Inc. REIT	3,562	394,527
Lincoln National Corp.	7,418	325,724
Loews Corp.	8,504	423,839
LPL Financial Holdings, Inc.	3,403	743,487
M&T Bank Corp.	7,481	1,319,050
Markel Corp. *	571	619,090
Medical Properties Trust, Inc. REIT	25,065	297,271
MGIC Investment Corp.	13,454	172,480
Mid-America Apartment Communities, Inc. REIT	4,908	761,084
Nasdaq, Inc.	14,697	833,026
National Retail Properties, Inc. REIT	7,408	295,283
National Storage Affiliates Trust REIT	3,550	147,609
New York Community Bancorp, Inc.	20,420	174,183
Northern Trust Corp.	8,786	751,730
Old Republic International Corp.	11,872	248,481
Omega Healthcare Investors, Inc. REIT	10,098	297,790
OneMain Holdings, Inc.	4,949	146,094
PacWest Bancorp	4,918	111,147
Park Hotels & Resorts, Inc. REIT	9,988	112,465
Pinnacle Financial Partners, Inc.	3,151	255,546
Popular, Inc.	3,134	225,836
Primerica, Inc.	1,664	205,421
Principal Financial Group, Inc.	10,689	771,211
Prosperity Bancshares, Inc.	3,805	253,717
Prudential Financial, Inc.	16,043	1,376,169
Raymond James Financial, Inc.	8,321	822,281
Rayonier, Inc. REIT	6,352	190,369
Realty Income Corp. REIT	26,437	1,538,633
Regency Centers Corp. REIT	7,377	397,251
Regions Financial Corp.	39,955	801,897
Reinsurance Group of America, Inc.	2,856	359,313
RenaissanceRe Holdings Ltd. (Bermuda)	1,863	261,547
Rexford Industrial Realty, Inc. REIT	7,031	365,612
Rithm Capital Corp. REIT	18,358	134,381
Rocket Cos., Inc. Class A	5,383	34,021
Ryan Specialty Holdings, Inc. *	3,439	139,692
SBA Communications Corp. REIT	4,559	1,297,719
SEI Investments Co.	4,545	222,932
Signature Bank	2,650	400,150
Simon Property Group, Inc. REIT	13,946	1,251,654
SL Green Realty Corp. REIT	2,630	105,621
SLM Corp.	10,694	149,609
SoFi Technologies, Inc. *	33,245	162,236
Spirit Realty Capital, Inc. REIT	5,703	206,221
Starwood Property Trust, Inc. REIT	12,281	223,760
State Street Corp.	15,684	953,744
Stifel Financial Corp.	4,327	224,615
STORE Capital Corp. REIT	10,803	338,458
Sun Communities, Inc. REIT	5,128	693,972
SVB Financial Group *	2,509	842,472
Synchrony Financial	20,533	578,825
Synovus Financial Corp.	6,163	231,174
T Rowe Price Group, Inc.	9,567	1,004,631

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
TFS Financial Corp.	2,711	$35,243
Tradeweb Markets, Inc. Class A	4,617	260,491
UDR, Inc. REIT	13,561	565,629
Umpqua Holdings Corp.	9,157	156,493
Unum Group	8,725	338,530
Upstart Holdings, Inc. *	3,069	63,805
UWM Holdings Corp.	4,728	13,853
Ventas, Inc. REIT	17,066	685,541
VICI Properties, Inc. REIT	41,124	1,227,551
Virtu Financial, Inc. Class A	4,203	87,296
Vornado Realty Trust REIT	7,441	172,334
Voya Financial, Inc.	4,211	254,766
W R Berkley Corp.	8,801	568,369
Webster Financial Corp.	7,467	337,508
Welltower, Inc. REIT	19,844	1,276,366
Western Alliance Bancorp	4,566	300,169
Western Union Co.	16,677	225,140
WeWork, Inc. Class A *	5,435	14,403
Weyerhaeuser Co. REIT	31,825	908,922
White Mountains Insurance Group Ltd.	124	161,575
Willis Towers Watson PLC	4,679	940,198
Wintrust Financial Corp.	2,546	207,626
WP Carey, Inc. REIT	8,080	563,984
Zions Bancorp NA	6,462	328,657

		77,997,087
Industrial - 13.3%
Acuity Brands, Inc.	1,386	218,253
Advanced Drainage Systems, Inc.	2,603	323,735
AECOM	5,696	389,435
AGCO Corp.	2,672	256,966
Agilent Technologies, Inc.	12,821	1,558,393
Allegion PLC	3,789	339,798
Amcor PLC	64,117	687,975
AMETEK, Inc.	9,851	1,117,202
Amphenol Corp. Class A	25,039	1,676,611
AO Smith Corp.	5,480	266,218
AptarGroup, Inc.	2,798	265,894
Ardagh Group SA * Ω	1,329	11,403
Ardagh Metal Packaging SA	6,581	31,852
Armstrong World Industries, Inc.	2,012	159,411
Arrow Electronics, Inc. *	2,732	251,863
Avnet, Inc.	4,214	152,210
Axon Enterprise, Inc. *	2,854	330,350
AZEK Co., Inc. *	4,764	79,178
Ball Corp.	13,190	637,341
Berry Global Group, Inc. *	5,355	249,168
Builders FirstSource, Inc. *	6,595	388,577
BWX Technologies, Inc.	3,905	196,695
Carlisle Cos., Inc.	2,198	616,341
Carrier Global Corp.	36,244	1,288,837
CH Robinson Worldwide, Inc.	5,224	503,123
ChargePoint Holdings, Inc. *	10,698	157,902
Clean Harbors, Inc. *	2,148	236,237
Cognex Corp.	7,445	308,595
Coherent Corp. *	5,346	186,308
Crane Co.	1,957	171,316
Crown Holdings, Inc.	5,068	410,660
Curtiss-Wright Corp.	1,663	231,423
Donaldson Co., Inc.	5,271	258,332
Dover Corp.	6,150	716,967
Eagle Materials, Inc.	1,640	175,775
Enovis Corp. *	2,286	105,316
Esab Corp.	2,343	78,162
Expeditors International of Washington, Inc.	6,975	615,962
Flowserve Corp.	5,515	134,014
Fortive Corp.	15,335	894,030
Fortune Brands Home & Security, Inc.	5,650	303,348
Garmin Ltd.	6,590	529,243
Gates Industrial Corp. PLC *	5,079	49,571
Generac Holdings, Inc. *	2,663	474,387

	Shares	Value
Graco, Inc.	7,173	$ 430,021
Graphic Packaging Holding Co.	12,789	252,455
Hayward Holdings, Inc. *	3,433	30,451
HEICO Corp.	1,900	273,562
HEICO Corp. Class A	3,335	382,258
Hexcel Corp.	3,544	183,296
Howmet Aerospace, Inc.	16,038	496,055
Hubbell, Inc.	2,304	513,792
Huntington Ingalls Industries, Inc.	1,682	372,563
IDEX Corp.	3,247	648,913
Ingersoll Rand, Inc.	17,365	751,210
ITT, Inc.	3,482	227,514
Jabil, Inc.	5,742	331,371
Jacobs Solutions, Inc.	5,463	592,681
JB Hunt Transport Services, Inc.	3,565	557,637
Keysight Technologies, Inc. *	7,666	1,206,322
Kirby Corp. *	2,527	153,566
Knight-Swift Transportation Holdings, Inc.	6,810	333,213
Landstar System, Inc.	1,541	222,474
Lennox International, Inc.	1,360	302,831
Lincoln Electric Holdings, Inc.	2,441	306,883
Littelfuse, Inc.	1,020	202,664
Louisiana-Pacific Corp.	3,131	160,276
Martin Marietta Materials, Inc.	2,658	856,115
Masco Corp.	9,635	449,858
MasTec, Inc. *	2,604	165,354
MDU Resources Group, Inc.	8,549	233,815
Mercury Systems, Inc. *	2,375	96,425
Mettler-Toledo International, Inc. *	956	1,036,419
Middleby Corp. *	2,339	299,790
Mohawk Industries, Inc. *	2,294	209,190
MSA Safety, Inc.	1,555	169,930
National Instruments Corp.	5,636	212,703
Nordson Corp.	2,476	525,580
nVent Electric PLC	7,087	224,020
Old Dominion Freight Line, Inc.	4,298	1,069,213
Oshkosh Corp.	2,823	198,429
Otis Worldwide Corp.	18,090	1,154,142
Owens Corning	4,200	330,162
Packaging Corp. of America	3,953	443,882
Parker-Hannifin Corp.	5,472	1,325,920
Pentair PLC	7,032	285,710
Regal Rexnord Corp.	2,906	407,886
Republic Services, Inc.	8,816	1,199,329
Rockwell Automation, Inc.	4,971	1,069,312
Ryder System, Inc.	2,055	155,132
Schneider National, Inc. Class B	2,423	49,187
Sealed Air Corp.	6,303	280,547
Sensata Technologies Holding PLC	6,629	247,129
Silgan Holdings, Inc.	3,552	149,326
Snap-on, Inc.	2,247	452,433
Sonoco Products Co.	4,164	236,224
Spirit AeroSystems Holdings, Inc. Class A	4,441	97,347
Stanley Black & Decker, Inc.	6,303	474,049
Stericycle, Inc. *	3,879	163,345
TD SYNNEX Corp.	1,888	153,287
Teledyne Technologies, Inc. *	1,980	668,191
Tetra Tech, Inc.	2,315	297,547
Textron, Inc.	9,182	534,943
Timken Co.	2,727	161,002
TopBuild Corp. *	1,397	230,198
Toro Co.	4,460	385,701
Trane Technologies PLC	9,975	1,444,480
TransDigm Group, Inc.	2,197	1,153,030
Trex Co., Inc. *	4,777	209,901
Trimble, Inc. *	10,673	579,224
Universal Display Corp.	1,836	173,227
Valmont Industries, Inc.	885	237,729
Vertiv Holdings Co.	13,741	133,563
Vontier Corp.	6,687	111,740
Vulcan Materials Co.	5,659	892,481
Westinghouse Air Brake Technologies Corp.	7,738	629,486

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Westrock Co.	10,903	$336,794
Woodward, Inc.	2,461	197,520
XPO Logistics, Inc. *	4,351	193,707
Xylem, Inc.	7,657	668,915

		50,626,954
Technology - 12.6%
Akamai Technologies, Inc. *	6,775	544,168
Allegro MicroSystems, Inc. * (Japan)	2,239	48,922
Alteryx, Inc. Class A *	2,493	139,209
Amdocs Ltd.	5,238	416,159
ANSYS, Inc. *	3,718	824,281
AppLovin Corp. Class A *	9,753	190,086
Aspen Technology, Inc. *	1,207	287,507
Avalara, Inc. *	3,755	344,709
Bentley Systems, Inc. Class B	7,050	215,660
Bill.com Holdings, Inc. *	4,140	548,012
Black Knight, Inc. *	6,675	432,073
Broadridge Financial Solutions, Inc.	4,988	719,868
CACI International, Inc. Class A *	990	258,449
Cadence Design Systems, Inc. *	11,664	1,906,248
CCC Intelligent Solutions Holdings, Inc. *	7,071	64,346
Ceridian HCM Holding, Inc. *	5,758	321,757
Change Healthcare, Inc. *	10,610	291,669
Cirrus Logic, Inc. *	2,414	166,083
Citrix Systems, Inc.	5,383	559,832
Cloudflare, Inc. Class A *	11,944	660,623
Concentrix Corp.	1,870	208,748
Confluent, Inc. Class A *	5,194	123,461
Coupa Software, Inc. *	3,158	185,690
Crowdstrike Holdings, Inc. Class A *	8,988	1,481,312
Datadog, Inc. Class A *	11,356	1,008,186
Definitive Healthcare Corp. *	1,330	20,668
Dell Technologies, Inc. Class C	11,079	378,569
DocuSign, Inc. *	8,365	447,277
DoubleVerify Holdings, Inc. *	2,700	73,845
Doximity, Inc. Class A *	4,651	140,553
Dropbox, Inc. Class A *	11,721	242,859
DXC Technology Co. *	9,837	240,810
Dynatrace, Inc. *	8,645	300,932
Elastic NV *	3,178	227,990
Electronic Arts, Inc.	11,855	1,371,742
Entegris, Inc.	6,343	526,596
EPAM Systems, Inc. *	2,331	844,265
Fair Isaac Corp. *	1,050	432,611
Five9, Inc. *	2,991	224,265
Fortinet, Inc. *	27,604	1,356,185
Genpact Ltd.	7,766	339,918
GLOBALFOUNDRIES, Inc. *	2,613	126,339
Globant SA *	1,766	330,383
Guidewire Software, Inc. *	3,574	220,087
Hewlett Packard Enterprise Co.	55,522	665,154
HP, Inc.	44,258	1,102,909
HubSpot, Inc. *	1,948	526,194
Informatica, Inc. Class A *	1,709	34,300
IPG Photonics Corp. *	1,537	129,646
Jack Henry & Associates, Inc.	3,102	565,402
Jamf Holding Corp. *	2,727	60,430
KBR, Inc.	5,797	250,546
Kyndryl Holdings, Inc. *	7,536	62,323
Lattice Semiconductor Corp. *	5,902	290,437
Leidos Holdings, Inc.	5,822	509,250
Lumentum Holdings, Inc. *	2,883	197,687
Manhattan Associates, Inc. *	2,682	356,786
Microchip Technology, Inc.	23,004	1,403,934
MKS Instruments, Inc.	2,321	191,807
MongoDB, Inc. *	2,789	553,784
Monolithic Power Systems, Inc.	1,940	704,996
MSCI, Inc.	3,370	1,421,432
nCino, Inc. *	2,978	101,580
NCR Corp. *	5,405	102,749

	Shares	Value
NetApp, Inc.	9,510	$ 588,194
New Relic, Inc. *	2,232	128,072
Nutanix, Inc. Class A *	9,051	188,532
ON Semiconductor Corp. *	18,548	1,156,097
Palantir Technologies, Inc. Class A *	77,320	628,612
Paychex, Inc.	13,791	1,547,488
Paycom Software, Inc. *	2,196	724,658
Paycor HCM, Inc. *	2,158	63,790
Pegasystems, Inc.	1,730	55,602
Playtika Holding Corp. *	4,405	41,363
Procore Technologies, Inc. *	2,921	144,531
PTC, Inc. *	4,502	470,909
Pure Storage, Inc. Class A *	12,016	328,878
Qorvo, Inc. *	4,402	349,563
RingCentral, Inc. Class A *	3,577	142,937
ROBLOX Corp. Class A *	18,817	674,401
Science Applications International Corp.	2,415	213,558
SentinelOne, Inc. Class A *	7,169	183,240
Skyworks Solutions, Inc.	6,874	586,146
Smartsheet, Inc. Class A *	5,414	186,025
Splunk, Inc. *	6,880	517,376
SS&C Technologies Holdings, Inc.	9,538	455,440
Synopsys, Inc. *	6,519	1,991,620
Take-Two Interactive Software, Inc. *	6,986	761,474
Teradata Corp. *	4,585	142,410
Teradyne, Inc.	6,689	502,678
Thoughtworks Holding, Inc. *	3,560	37,344
Twilio, Inc. Class A *	7,332	506,935
Tyler Technologies, Inc. *	1,743	605,693
UiPath, Inc. Class A *	16,243	204,824
Unity Software, Inc. *	9,048	288,269
Veeva Systems, Inc. Class A *	5,957	982,190
Western Digital Corp. *	13,399	436,137
Wolfspeed, Inc. *	4,992	515,973
Zebra Technologies Corp. Class A *	2,236	585,854
Zoom Video Communications, Inc. Class A *	10,796	794,478
ZoomInfo Technologies, Inc. *	11,822	492,505
Zscaler, Inc. *	3,567	586,308

		47,834,402
Utilities - 5.8%
AES Corp.	28,518	644,507
Alliant Energy Corp.	10,715	567,788
Ameren Corp.	11,003	886,292
American Water Works Co., Inc.	7,778	1,012,384
Atmos Energy Corp.	5,914	602,341
Avangrid, Inc.	2,964	123,599
Brookfield Renewable Corp. Class A	5,416	176,995
CenterPoint Energy, Inc.	26,936	759,056
CMS Energy Corp.	12,376	720,778
Consolidated Edison, Inc.	15,173	1,301,236
Constellation Energy Corp.	13,961	1,161,416
DTE Energy Co.	8,247	948,817
Edison International	16,074	909,467
Entergy Corp.	8,679	873,368
Essential Utilities, Inc.	9,890	409,248
Evergy, Inc.	9,502	564,419
Eversource Energy	14,733	1,148,585
FirstEnergy Corp.	23,215	858,955
Hawaiian Electric Industries, Inc.	4,767	165,224
IDACORP, Inc.	2,135	211,386
National Fuel Gas Co.	3,701	227,797
NiSource, Inc.	17,489	440,548
NRG Energy, Inc.	10,202	390,430
OGE Energy Corp.	8,534	311,150
PG&E Corp. *	66,312	828,900
Pinnacle West Capital Corp.	4,825	311,261
PPL Corp.	31,506	798,677
Public Service Enterprise Group, Inc.	21,288	1,197,024
UGI Corp.	8,821	285,183
Vistra Corp.	17,578	369,138

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
WEC Energy Group, Inc.	13,492	$1,206,590
Xcel Energy, Inc.	23,317	1,492,288

		21,904,847

Total Common Stocks (Cost $416,246,167)		373,970,445

EXCHANGE-TRADED FUND - 1.4%
iShares Russell Mid-Cap	86,886	5,399,965

Total Exchange-Traded Fund (Cost $5,624,475)		5,399,965

	Principal Amount
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $1,564,539; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $1,595,532)	$1,564,187	1,564,187

Total Short-Term Investment (Cost $1,564,187)		1,564,187

TOTAL INVESTMENTS - 100.1% (Cost $423,434,829)		380,934,597

DERIVATIVES - (0.1%)		(208,598)

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(129,490)

NET ASSETS - 100.0%		$380,596,509

Notes to Schedule of Investments

(a)

An investment with a value of $11,403 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/22	3	$606,646	$540,225	($66,421)
S&P MID 400 E-Mini Index	12/22	5	1,246,277	1,104,100	(142,177)

Total Futures Contracts					($208,598)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$14,147,839	$14,147,839	$-	$-
	Communications	23,990,694	23,990,694	-	-
	Consumer, Cyclical	49,337,426	49,337,426	-	-
	Consumer, Non-Cyclical	66,615,405	66,615,405	-	-
	Energy	21,515,791	21,515,791	-	-
	Financial	77,997,087	77,997,087	-	-
	Industrial	50,626,954	50,615,551	11,403	-
	Technology	47,834,402	47,274,570	559,832	-
	Utilities	21,904,847	21,904,847	-	-

	Total Common Stocks	373,970,445	373,399,210	571,235	-

	Exchange-Traded Fund	5,399,965	5,399,965	-	-
	Short-Term Investment	1,564,187	-	1,564,187	-

	Total Assets	380,934,597	378,799,175	2,135,422	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(208,598)	(208,598)	-	-

	Total Liabilities	(208,598)	(208,598)	-	-

	Total	$380,725,999	$378,590,577	$2,135,422	$-

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	758	$1,924
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	33	34

		1,958

Total Rights (Cost $67)		1,958

COMMON STOCKS - 97.9%
Basic Materials - 4.1%
5E Advanced Materials, Inc. *	1,912	19,426
AdvanSix, Inc.	531	17,045
American Vanguard Corp.	1,494	27,938
Amyris, Inc. *	1,358	3,965
ATI, Inc. *	7,191	191,353
Avient Corp.	3,865	117,109
Balchem Corp.	1,864	226,625
Cabot Corp.	3,217	205,534
Century Aluminum Co. *	2,980	15,734
Codexis, Inc. *	3,510	21,271
Commercial Metals Co.	1,180	41,866
Compass Minerals International, Inc.	1,986	76,521
Constellium SE *	3,867	39,211
Dakota Gold Corp. *	2,914	8,888
Diversey Holdings Ltd. *	4,600	22,356
Energy Fuels, Inc. *	7,483	45,796
Hawkins, Inc.	700	27,293
HB Fuller Co.	2,655	159,565
Hycroft Mining Holding Corp. *	7,248	4,381
Ingevity Corp. *	2,213	134,174
Innospec, Inc.	1,231	105,460
Ivanhoe Electric, Inc. *	397	3,275
Kaiser Aluminum Corp.	917	56,258
Kronos Worldwide, Inc.	1,271	11,871
Lightwave Logic, Inc. *	6,494	47,666
Livent Corp. *	9,382	287,558
Mativ Holdings, Inc.	206	4,548
Novagold Resources, Inc. * (Canada)	13,319	62,466
Origin Materials, Inc. *	3,742	19,309
Orion Engineered Carbons SA (Germany)	3,470	46,325
Piedmont Lithium, Inc. *	277	14,817
Quaker Chemical Corp.	518	74,789
Rogers Corp. *	1,087	262,924
Schnitzer Steel Industries, Inc. Class A	131	3,728
Sensient Technologies Corp.	2,311	160,245
Stepan Co.	139	13,020
Sylvamo Corp.	1,939	65,732
Ur-Energy, Inc. *	11,056	12,051
Uranium Energy Corp. *	18,631	65,209
US Lime & Minerals, Inc.	109	11,140

		2,734,442

Communications - 4.7%
A10 Networks, Inc.	3,071	40,752
AdTheorent Holding Co., Inc. *	2,048	4,403
ADTRAN Holdings, Inc.	3,710	72,642
Allbirds, Inc. Class A *	1,424	4,329
Anterix, Inc. *	327	11,680
Arena Group Holdings, Inc. *	488	6,393
Boston Omaha Corp. Class A *	81	1,866
Calix, Inc. *	2,588	158,230
Cambium Networks Corp. *	685	11,590
Cargurus, Inc. *	5,900	83,603

	Shares	Value
CarParts.com, Inc. *	2,920	$ 15,096
Cars.com, Inc. *	540	6,210
Casa Systems, Inc. *	1,956	6,122
Clearfield, Inc. *	671	70,213
Cogent Communications Holdings, Inc.	1,394	72,711
CommScope Holding Co., Inc. *	11,875	109,369
Consolidated Communications Holdings, Inc. *	533	2,217
Couchbase, Inc. *	1,520	21,690
Credo Technology Group Holding Ltd. *	5,580	61,380
Cyxtera Technologies, Inc. *	2,153	8,784
DHI Group, Inc. *	2,073	11,153
DigitalBridge Group, Inc.	8,439	105,572
DZS, Inc. *	1,000	11,300
Edgio, Inc. *	7,469	20,764
Entravision Communications Corp. Class A	2,474	9,822
ePlus, Inc. *	1,187	49,308
Eventbrite, Inc. Class A *	3,883	23,609
EverQuote, Inc. Class A *	1,082	7,379
Extreme Networks, Inc. *	7,326	95,751
Figs, Inc. Class A *	6,293	51,917
Focus Universal, Inc. *	1,015	9,521
Gambling.com Group Ltd. * (Jersey)	498	3,785
Globalstar, Inc. *	33,147	52,704
Gogo, Inc. *	152	1,842
Gray Television, Inc.	2,074	29,700
Groupon, Inc. *	117	931
Harmonic, Inc. *	5,406	70,656
HealthStream, Inc. *	112	2,381
IDT Corp. Class B *	617	15,320
Infinera Corp. *	11,038	53,424
Innovid Corp. * (Israel)	3,908	10,591
InterDigital, Inc.	659	26,637
Iridium Communications, Inc. *	7,394	328,072
Liquidity Services, Inc. *	663	10,780
Lulu’s Fashion Lounge Holdings, Inc. *	953	4,441
Marqeta, Inc. Class A *	25,117	178,833
MediaAlpha, Inc. Class A *	1,419	12,416
Nerdy, Inc. *	3,109	6,560
Ondas Holdings, Inc. *	2,127	7,870
Ooma, Inc. *	1,380	16,974
Open Lending Corp. Class A *	6,115	49,165
OptimizeRx Corp. *	1,012	14,998
Perficient, Inc. *	1,977	128,545
Planet Labs PBC *	7,887	42,826
Q2 Holdings, Inc. *	3,236	104,199
QuinStreet, Inc. *	182	1,911
Quotient Technology, Inc. *	83	192
RealReal, Inc. *	801	1,202
Revolve Group, Inc. *	2,364	51,275
Rover Group, Inc. *	5,033	16,810
Shutterstock, Inc.	1,397	70,088
Sinclair Broadcast Group, Inc. Class A	2,323	42,023
Squarespace, Inc. Class A *	449	9,591
Stagwell, Inc. *	412	2,863
Starry Group Holdings, Inc. Class A *	1,283	1,912
Stitch Fix, Inc. Class A *	1,856	7,331
TechTarget, Inc. *	1,586	93,891
Thryv Holdings, Inc. *	372	8,493
Tucows, Inc. Class A *	568	21,249
Upwork, Inc. *	6,937	94,482
Value Line, Inc.	55	2,415
Viavi Solutions, Inc. *	13,307	173,656
Vivid Seats, Inc. Class A	360	2,758
WideOpenWest, Inc. *	1,805	22,147
Yelp, Inc. *	3,957	134,182
Ziff Davis, Inc. *	498	34,103

		3,131,600

Consumer, Cyclical - 10.9%
Accel Entertainment, Inc. *	3,342	26,101
Acushnet Holdings Corp.	556	24,180

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Aeva Technologies, Inc. *	421	$ 787
Allegiant Travel Co. *	381	27,805
American Axle & Manufacturing Holdings, Inc. *	350	2,390
Arko Corp.	4,915	46,152
Asbury Automotive Group, Inc. *	369	55,756
Aspen Aerogels, Inc. *	1,775	16,365
Aterian, Inc. *	297	368
Beacon Roofing Supply, Inc. *	2,087	114,201
Bed Bath & Beyond, Inc. *	3,284	20,000
Bloomin’ Brands, Inc.	3,721	68,206
Blue Bird Corp. *	1,002	8,367
Bluegreen Vacations Holding Corp.	78	1,289
Boot Barn Holdings, Inc. *	1,707	99,791
Brinker International, Inc. *	2,236	55,855
Buckle, Inc.	1,606	50,846
Build-A-Bear Workshop, Inc.	590	7,865
Caleres, Inc.	2,033	49,239
Camping World Holdings, Inc. Class A	2,184	55,299
Canoo, Inc. *	8,168	15,315
Cavco Industries, Inc. *	520	106,995
Century Casinos, Inc. *	1,206	7,911
Century Communities, Inc.	117	5,005
Cepton, Inc. *	2,201	4,314
Cheesecake Factory, Inc.	2,867	83,946
Chico’s FAS, Inc. *	5,065	24,515
Children’s Place, Inc. *	468	14,457
Cinemark Holdings, Inc. *	4,979	60,296
Citi Trends, Inc. *	25	388
Clarus Corp.	1,383	18,629
Cracker Barrel Old Country Store, Inc.	1,319	122,113
Crocs, Inc. *	3,506	240,722
Dave & Buster’s Entertainment, Inc. *	2,485	77,110
Denny’s Corp. *	2,347	22,085
Designer Brands, Inc. Class A	2,330	35,672
Destination XL Group, Inc. *	1,679	9,100
Dillard’s, Inc. Class A	236	64,371
Dine Brands Global, Inc.	748	47,543
Dorman Products, Inc. *	1,526	125,315
Douglas Dynamics, Inc.	1,321	37,014
Dream Finders Homes, Inc. Class A *	1,202	12,741
Duluth Holdings, Inc. Class B *	353	2,485
Ermenegildo Zegna NV (Italy)	613	6,590
Everi Holdings, Inc. *	2,680	43,470
EVgo, Inc. *	852	6,739
F45 Training Holdings, Inc. *	2,076	6,415
First Watch Restaurant Group, Inc. *	195	2,824
FirstCash, Inc.	1,116	81,859
Fisker, Inc. *	9,413	71,068
Forestar Group, Inc. *	257	2,876
Fox Factory Holding Corp. *	2,452	193,904
Franchise Group, Inc.	1,474	35,818
Frontier Group Holdings, Inc. *	2,136	20,719
Full House Resorts, Inc. *	509	2,861
Funko, Inc. Class A *	1,860	37,609
Gentherm, Inc. *	1,918	95,382
Global Industrial Co.	567	15,213
GMS, Inc. *	2,502	100,105
Golden Entertainment, Inc. *	1,173	40,926
Green Brick Partners, Inc. *	442	9,450
Guess?, Inc.	1,953	28,650
H&E Equipment Services, Inc.	1,830	51,862
Healthcare Services Group, Inc.	2,091	25,280
Hibbett, Inc.	581	28,940
Hilton Grand Vacations, Inc. *	5,059	166,390
HNI Corp.	2,412	63,942
Holley, Inc. *	2,950	11,947
Hovnanian Enterprises, Inc. Class A *	296	10,567
Hudson Technologies, Inc. *	2,474	18,184
Hyzon Motors, Inc. *	5,037	8,563
IMAX Corp. *	1,663	23,482
indie Semiconductor, Inc. Class A *	5,910	43,261

	Shares	Value
Installed Building Products, Inc.	1,375	$ 111,361
Interface, Inc.	2,725	24,498
International Game Technology PLC	1,235	19,513
iRobot Corp. *	1,367	77,003
Jack in the Box, Inc.	172	12,740
KB Home	788	20,425
Kontoor Brands, Inc.	3,196	107,418
Kura Sushi USA, Inc. Class A *	270	19,867
LCI Industries	1,434	145,494
LGI Homes, Inc. *	79	6,428
Liberty Media Corp. - Liberty Braves Class A *	602	16,946
Liberty Media Corp. - Liberty Braves Class C *	2,201	60,527
Lightning eMotors, Inc. *	2,246	3,481
Lindblad Expeditions Holdings, Inc. *	142	960
Lovesac Co. *	816	16,630
Luminar Technologies, Inc. *	14,258	103,870
M/I Homes, Inc. *	211	7,645
Malibu Boats, Inc. Class A *	1,182	56,724
Marine Products Corp.	430	3,638
MarineMax, Inc. *	96	2,860
MasterCraft Boat Holdings, Inc. *	1,034	19,491
MDC Holdings, Inc.	850	23,307
Meritage Homes Corp. *	129	9,065
Microvast Holdings, Inc. *	5,821	10,536
Miller Industries, Inc.	9	192
Monarch Casino & Resort, Inc. *	776	43,565
MRC Global, Inc. *	4,763	34,246
Mullen Automotive, Inc. *	19,242	6,308
Murphy USA, Inc.	1,251	343,912
National Vision Holdings, Inc. *	284	9,273
NEOGAMES SA * (Israel)	754	9,727
Nikola Corp. *	17,372	61,149
Noodles & Co. *	2,284	10,735
Nu Skin Enterprises, Inc. Class A	1,222	40,778
ONE Group Hospitality, Inc. *	1,341	8,904
OneSpaWorld Holdings Ltd. * (Bahamas)	3,884	32,626
OneWater Marine, Inc. Class A *	54	1,626
Oxford Industries, Inc.	609	54,676
Papa John’s International, Inc.	1,364	95,494
Party City Holdco, Inc. *	1,914	3,024
Patrick Industries, Inc.	116	5,085
PetMed Express, Inc.	1,016	19,832
Portillo’s, Inc. Class A *	1,356	26,700
PriceSmart, Inc.	904	52,061
Proterra, Inc. *	5,810	28,934
Purple Innovation, Inc. *	198	802
RCI Hospitality Holdings, Inc.	459	29,991
Red Rock Resorts, Inc. Class A	1,284	43,990
Reservoir Media, Inc. *	1,101	5,373
Rite Aid Corp. *	1,446	7,158
Rocky Brands, Inc.	24	481
Rush Street Interactive, Inc. *	3,551	13,068
Ruth’s Hospitality Group, Inc.	1,873	31,579
Sally Beauty Holdings, Inc. *	5,739	72,311
SeaWorld Entertainment, Inc. *	1,203	54,749
Shake Shack, Inc. Class A *	2,174	97,786
Shyft Group, Inc.	2,012	41,105
Skyline Champion Corp. *	3,094	163,580
Sleep Number Corp. *	552	18,663
Solid Power, Inc. *	3,008	15,822
Sonder Holdings, Inc. *	10,870	18,044
Sonos, Inc. *	7,387	102,679
Sovos Brands, Inc. *	1,553	22,115
Steven Madden Ltd.	4,516	120,442
Sun Country Airlines Holdings, Inc. *	1,906	25,941
Sweetgreen, Inc. Class A *	5,077	93,924
Target Hospitality Corp. *	1,680	21,202
Taylor Morrison Home Corp. *	757	17,653
Tenneco, Inc. Class A *	4,773	83,002
Texas Roadhouse, Inc.	3,894	339,790
ThredUp, Inc. Class A *	414	762
Titan International, Inc. *	2,936	35,643

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Torrid Holdings, Inc. *	483	$ 2,014
Tri Pointe Homes, Inc. *	502	7,585
Veritiv Corp. *	784	76,652
Vinco Ventures, Inc. *	7,547	7,028
Virgin Galactic Holdings, Inc. *	6,233	29,357
Visteon Corp. *	1,607	170,438
Vizio Holding Corp. Class A *	3,893	34,025
Wabash National Corp.	2,425	37,733
Warby Parker, Inc. Class A *	4,838	64,539
Wingstop, Inc.	1,735	217,604
Wolverine World Wide, Inc.	4,485	69,024
Workhorse Group, Inc. *	8,176	23,465
Xos, Inc. *	3,139	3,767
XPEL, Inc. *	1,246	80,292
Xponential Fitness, Inc. Class A *	301	5,496

		7,199,748

Consumer, Non-Cyclical - 32.2%
22nd Century Group, Inc. *	9,286	8,611
23andMe Holding Co. Class A *	6,382	18,253
Aadi Bioscience, Inc. *	831	11,742
AbCellera Biologics, Inc. * (Canada)	5,061	50,053
ACADIA Pharmaceuticals, Inc. *	6,962	113,898
Aclaris Therapeutics, Inc. *	3,745	58,946
Adaptive Biotechnologies Corp. *	326	2,321
Addus HomeCare Corp. *	361	34,382
ADMA Biologics, Inc. *	4,744	11,528
Aerie Pharmaceuticals, Inc. *	2,338	35,374
Affimed NV * (Germany)	7,811	16,091
Agenus, Inc. *	16,363	33,544
Agiliti, Inc. *	1,624	23,239
AirSculpt Technologies, Inc.	710	4,565
Akero Therapeutics, Inc. *	111	3,780
Akoya Biosciences, Inc. *	963	11,315
Alarm.com Holdings, Inc. *	2,787	180,765
Albireo Pharma, Inc. *	994	19,244
Alector, Inc. *	3,633	34,368
Alkermes PLC *	9,449	210,996
Alphatec Holdings, Inc. *	3,752	32,792
Alpine Immune Sciences, Inc. *	400	2,880
Alta Equipment Group, Inc.	150	1,651
Amicus Therapeutics, Inc. *	15,974	166,769
AMN Healthcare Services, Inc. *	2,509	265,854
Amneal Pharmaceuticals, Inc. *	5,984	12,088
Amphastar Pharmaceuticals, Inc. *	2,224	62,494
Amylyx Pharmaceuticals, Inc. *	396	11,147
AN2 Therapeutics, Inc. *	82	1,425
Anavex Life Sciences Corp. *	4,004	41,321
Apellis Pharmaceuticals, Inc. *	5,428	370,732
Arbutus Biopharma Corp. *	3,327	6,355
Arcturus Therapeutics Holdings, Inc. *	1,214	17,991
Arcutis Biotherapeutics, Inc. *	2,371	45,310
Arlo Technologies, Inc. *	5,033	23,353
Arrowhead Pharmaceuticals, Inc. *	5,955	196,813
Artivion, Inc. *	1,930	26,711
Arvinas, Inc. *	2,814	125,195
ASGN, Inc. *	2,837	256,380
Atara Biotherapeutics, Inc. *	577	2,181
AtriCure, Inc. *	1,717	67,135
Atrion Corp.	82	46,330
Aura Biosciences, Inc. *	1,051	19,044
Aurinia Pharmaceuticals, Inc. * (Canada)	7,776	58,476
Avid Bioservices, Inc. *	3,534	67,570
Axogen, Inc. *	2,379	28,358
Axonics, Inc. *	2,833	199,557
Axsome Therapeutics, Inc. *	1,719	76,702
Babylon Holdings Ltd. Class A * (United Kingdom)	6,247	2,950
Barrett Business Services, Inc.	373	29,094
Beachbody Co., Inc. *	796	804
Beam Therapeutics, Inc. *	3,678	175,220

	Shares	Value
Beauty Health Co. *	5,137	$ 60,565
BellRing Brands, Inc. *	7,645	157,563
Benson Hill, Inc. *	4,793	13,133
Beyond Meat, Inc. *	3,559	50,431
BioCryst Pharmaceuticals, Inc. *	7,405	93,303
Biohaven Pharmaceutical Holding Co. Ltd. *	2,271	343,307
BioLife Solutions, Inc. *	147	3,344
Blueprint Medicines Corp. *	3,459	227,914
BRC, Inc. Class A *	1,473	11,386
Bridgebio Pharma, Inc. *	3,789	37,663
Brink’s Co.	2,698	130,691
Cal-Maine Foods, Inc.	2,027	112,681
Calavo Growers, Inc.	1,011	32,099
Cano Health, Inc. *	9,389	81,403
Cardiovascular Systems, Inc. *	1,237	17,145
CareDx, Inc. *	2,947	50,158
Carriage Services, Inc.	793	25,503
Cass Information Systems, Inc.	138	4,787
Cassava Sciences, Inc. *	2,206	92,255
Catalyst Pharmaceuticals, Inc. *	5,543	71,117
CBIZ, Inc. *	2,839	121,452
Celldex Therapeutics, Inc. *	580	16,304
Celsius Holdings, Inc. *	3,216	291,627
Celularity, Inc. *	3,893	8,993
Central Garden & Pet Co. *	189	6,812
Central Garden & Pet Co. Class A *	885	30,232
Cerevel Therapeutics Holdings, Inc. *	3,143	88,821
Cerus Corp. *	10,065	36,234
Chefs’ Warehouse, Inc. *	1,398	40,500
Chegg, Inc. *	7,201	151,725
ChemoCentryx, Inc. *	2,706	139,792
Chimerix, Inc. *	3,125	6,031
Cimpress PLC * (Ireland)	1,012	24,774
Clover Health Investments Corp. *	22,371	38,031
Coca-Cola Consolidated, Inc.	272	111,991
Coherus Biosciences, Inc. *	4,271	41,044
Collegium Pharmaceutical, Inc. *	1,988	31,848
CompoSecure, Inc. *	385	1,929
CONMED Corp.	1,684	135,006
Corcept Therapeutics, Inc. *	4,938	126,610
Core Scientific, Inc. *	1,080	1,404
CorVel Corp. *	519	71,845
Coursera, Inc. *	6,586	70,997
CRA International, Inc.	410	36,383
Crinetics Pharmaceuticals, Inc. *	420	8,249
Cross Country Healthcare, Inc. *	300	8,511
CTI BioPharma Corp. *	1,036	6,030
Custom Truck One Source, Inc. *	1,022	5,958
Cutera, Inc. *	966	44,050
Cytek Biosciences, Inc. *	6,612	97,329
Cytokinetics, Inc. *	4,296	208,141
Deciphera Pharmaceuticals, Inc. *	739	13,671
Denali Therapeutics, Inc. *	5,702	174,994
Distribution Solutions Group, Inc. *	257	7,240
DocGo, Inc. *	4,690	46,525
Duckhorn Portfolio, Inc. *	2,164	31,227
Dynavax Technologies Corp. *	6,851	71,524
Eagle Pharmaceuticals, Inc. *	616	16,275
Eiger BioPharmaceuticals, Inc. *	2,204	16,596
elf Beauty, Inc. *	2,802	105,411
Embecta Corp.	2,921	84,096
Enanta Pharmaceuticals, Inc. *	117	6,069
Ensign Group, Inc.	3,130	248,835
Esperion Therapeutics, Inc. *	3,860	25,862
European Wax Center, Inc. Class A	1,312	24,206
EVERTEC, Inc.	3,631	113,832
Evo Payments, Inc. Class A *	2,730	90,909
Evolus, Inc. *	2,030	16,341
EyePoint Pharmaceuticals, Inc. *	682	5,395
Fate Therapeutics, Inc. *	4,809	107,770
FibroGen, Inc. *	4,516	58,753
First Advantage Corp. *	259	3,323

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Foghorn Therapeutics, Inc. *	1,153	$ 9,893
Forrester Research, Inc. *	676	24,343
Franklin Covey Co. *	715	32,454
Fresh Market, Inc. * Ω ±	5,869	-
Gelesis Holdings, Inc. *	599	647
Geron Corp. *	14,262	33,373
Glaukos Corp. *	2,648	140,980
Global Blood Therapeutics, Inc. *	3,738	254,558
Gossamer Bio, Inc. *	3,613	43,284
Green Dot Corp. Class A *	323	6,131
GreenLight Biosciences Holdings PBC *	4,181	9,700
Hackett Group, Inc.	1,435	25,428
Haemonetics Corp. *	2,942	217,796
Halozyme Therapeutics, Inc. *	7,858	310,705
Hanger, Inc. *	2,208	41,334
Harmony Biosciences Holdings, Inc. *	1,516	67,144
HealthEquity, Inc. *	4,806	322,819
Helen of Troy Ltd. *	1,376	132,701
Herbalife Nutrition Ltd. *	3,769	74,965
Herc Holdings, Inc.	1,482	153,950
Heron Therapeutics, Inc. *	5,990	25,278
Heska Corp. *	560	40,835
HilleVax, Inc. *	141	2,410
Humacyte, Inc. *	1,012	3,299
Huron Consulting Group, Inc. *	721	47,766
I3 Verticals, Inc. Class A *	1,299	26,019
ICF International, Inc.	762	83,073
IGM Biosciences, Inc. *	475	10,801
Imago Biosciences, Inc. *	888	13,364
ImmunityBio, Inc. *	3,621	17,996
ImmunoGen, Inc. *	6,223	29,746
Inari Medical, Inc. *	2,543	184,724
Information Services Group, Inc.	928	4,417
Inhibrx, Inc. *	1,716	30,802
Innovage Holding Corp. *	127	747
Innoviva, Inc. *	3,669	42,597
Inogen, Inc. *	71	1,724
Insmed, Inc. *	6,902	148,669
Insperity, Inc.	2,100	214,389
Inspire Medical Systems, Inc. *	1,634	289,823
Intellia Therapeutics, Inc. *	2,858	159,934
Inter Parfums, Inc.	1,046	78,931
Intercept Pharmaceuticals, Inc. *	1,400	19,530
Intra-Cellular Therapies, Inc. *	5,305	246,842
iRadimed Corp.	441	13,256
iRhythm Technologies, Inc. *	1,728	216,484
Ironwood Pharmaceuticals, Inc. *	8,013	83,015
IVERIC bio, Inc. *	6,859	123,050
J & J Snack Foods Corp.	889	115,099
John B Sanfilippo & Son, Inc.	327	24,764
John Wiley & Sons, Inc. Class A	2,349	88,228
Joint Corp. *	819	12,866
Karuna Therapeutics, Inc. *	1,729	388,904
Karyopharm Therapeutics, Inc. *	4,519	24,674
Keros Therapeutics, Inc. *	988	37,169
Kforce, Inc.	1,187	69,618
Kiniksa Pharmaceuticals Ltd. Class A *	1,696	21,777
Korn Ferry	3,146	147,705
Krispy Kreme, Inc.	1,143	13,179
Krystal Biotech, Inc. *	413	28,786
Lancaster Colony Corp.	953	143,217
Lantheus Holdings, Inc. *	3,956	278,225
Leafly Holdings, Inc. *	1,319	896
Legalzoom.com, Inc. *	5,537	47,452
LeMaitre Vascular, Inc.	1,161	58,839
Lexicon Pharmaceuticals, Inc. *	1,656	3,974
LHC Group, Inc. *	1,731	283,295
LifeStance Health Group, Inc. *	274	1,814
Ligand Pharmaceuticals, Inc. *	107	9,214
Liquidia Corp. *	1,733	9,428
LivaNova PLC *	2,377	120,680
Local Bounti Corp. *	2,487	7,063

	Shares	Value
Madrigal Pharmaceuticals, Inc. ADR *	741	$ 48,158
MannKind Corp. *	1,489	4,601
Medifast, Inc.	631	68,375
Medpace Holdings, Inc. *	1,471	231,197
MeiraGTx Holdings PLC *	107	900
Meridian Bioscience, Inc. *	2,499	78,793
Merit Medical Systems, Inc. *	2,791	157,719
MGP Ingredients, Inc.	813	86,308
Mirum Pharmaceuticals, Inc. *	1,051	22,082
Mission Produce, Inc. *	324	4,685
ModivCare, Inc. *	226	22,528
Moneylion, Inc. *	548	489
Morphic Holding, Inc. *	1,285	36,365
Nano-X Imaging Ltd. * (Israel)	217	2,489
NanoString Technologies, Inc. *	2,386	30,469
National Beverage Corp.	1,375	52,992
National Research Corp.	837	33,313
Natural Grocers by Vitamin Cottage, Inc.	471	5,082
Neogen Corp. *	5,784	80,802
Nevro Corp. *	2,024	94,318
NGM Biopharmaceuticals, Inc. *	1,400	18,312
NuVasive, Inc. *	3,037	133,051
Ocugen, Inc. *	12,589	22,408
Ocular Therapeutix, Inc. *	4,456	18,492
Omnicell, Inc. *	2,546	221,578
Oncology Institute, Inc. *	2,011	9,311
Option Care Health, Inc. *	9,042	284,552
Organogenesis Holdings, Inc. *	4,150	13,446
OrthoPediatrics Corp. *	875	40,372
Outlook Therapeutics, Inc. *	6,779	8,270
Owens & Minor, Inc.	491	11,833
Owlet, Inc. *	941	1,007
P3 Health Partners, Inc. *	793	3,664
Pacira BioSciences, Inc. *	2,599	138,241
Paragon 28, Inc. *	2,677	47,704
Patterson Cos., Inc.	4,004	96,176
Paya Holdings, Inc. *	5,026	30,709
Payoneer Global, Inc. *	12,532	75,819
Pennant Group, Inc. *	1,496	15,573
PepGen, Inc. *	102	926
PetIQ, Inc. *	1,244	8,584
Phathom Pharmaceuticals, Inc. *	1,339	14,836
Phibro Animal Health Corp. Class A	1,151	15,297
Point Biopharma Global, Inc. SPAC *	3,989	30,835
Praxis Precision Medicines, Inc. *	245	556
Precigen, Inc. *	4,960	10,515
Priority Technology Holdings, Inc. *	1,041	4,695
PROCEPT BioRobotics Corp. *	1,481	61,402
PROG Holdings, Inc. *	456	6,831
Progyny, Inc. *	4,332	160,544
Prometheus Biosciences, Inc. *	1,770	104,448
Prothena Corp. PLC * (Ireland)	2,054	124,534
Provention Bio, Inc. *	2,924	13,158
PTC Therapeutics, Inc. *	3,074	154,315
Pulmonx Corp. *	1,998	33,287
Quanterix Corp. *	259	2,854
R1 RCM, Inc. *	8,718	161,545
RadNet, Inc. *	2,879	58,588
Rallybio Corp. *	718	10,389
RAPT Therapeutics, Inc. *	1,032	24,830
Reata Pharmaceuticals, Inc. Class A *	1,323	33,247
Recursion Pharmaceuticals, Inc. Class A *	714	7,597
Relay Therapeutics, Inc. *	355	7,941
Relmada Therapeutics, Inc. *	1,166	43,165
Remitly Global, Inc. *	5,698	63,362
Rent the Runway, Inc. Class A *	2,680	5,896
Rent-A-Center, Inc.	3,074	53,826
Revance Therapeutics, Inc. *	4,159	112,293
REVOLUTION Medicines, Inc. *	618	12,187
Rigel Pharmaceuticals, Inc. *	10,433	12,311
RxSight, Inc. *	1,107	13,284
Sabre Corp. *	3,943	20,306

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Sangamo Therapeutics, Inc. *	385	$ 1,886
Science 37 Holdings, Inc. *	3,229	5,199
Select Medical Holdings Corp.	5,104	112,798
Senseonics Holdings, Inc. *	26,518	35,004
Seres Therapeutics, Inc. *	4,040	25,937
Shockwave Medical, Inc. *	2,062	573,380
ShotSpotter, Inc. *	510	14,668
SI-BONE, Inc. *	1,972	34,431
SIGA Technologies, Inc.	2,731	28,129
Silk Road Medical, Inc. *	2,004	90,180
Simply Good Foods Co. *	5,231	167,340
SomaLogic, Inc. *	1,090	3,161
Sorrento Therapeutics, Inc. *	3,616	5,677
SP Plus Corp. *	1,363	42,689
SpringWorks Therapeutics, Inc. *	388	11,070
Sprouts Farmers Market, Inc. *	6,259	173,687
STAAR Surgical Co. *	2,776	195,847
Sterling Check Corp. *	1,298	22,897
StoneCo Ltd. Class A * (Brazil)	8,345	79,528
Stride, Inc. * (Canada)	2,380	100,031
SunOpta, Inc. * (Canada)	5,290	48,139
Surgery Partners, Inc. *	2,012	47,081
Surmodics, Inc. *	828	25,171
Syndax Pharmaceuticals, Inc. *	714	17,157
Tactile Systems Technology, Inc. *	390	3,038
Tattooed Chef, Inc. *	2,711	13,501
Textainer Group Holdings Ltd. (China)	357	9,589
TG Therapeutics, Inc. *	7,738	45,809
Theravance Biopharma, Inc. *	3,362	34,091
Thorne HealthTech, Inc. *	795	3,760
Tootsie Roll Industries, Inc.	815	27,123
Transcat, Inc. *	416	31,487
TransMedics Group, Inc. *	1,766	73,713
Travere Therapeutics, Inc. *	3,212	79,144
Treace Medical Concepts, Inc. *	1,952	43,081
Tricida, Inc. *	372	3,899
TriNet Group, Inc. *	2,172	154,690
Turning Point Brands, Inc.	877	18,619
Twist Bioscience Corp. *	2,256	79,501
Udemy, Inc. *	4,140	50,053
United Natural Foods, Inc. *	243	8,352
Universal Technical Institute, Inc. *	1,859	10,113
US Physical Therapy, Inc.	748	56,863
USANA Health Sciences, Inc. *	675	37,834
Utah Medical Products, Inc.	198	16,891
Utz Brands, Inc.	3,340	50,434
Vaxart, Inc. *	1,463	3,189
Vaxcyte, Inc. *	3,124	74,976
Vector Group Ltd.	1,236	10,889
Ventyx Biosciences, Inc. *	1,304	45,523
Vera Therapeutics, Inc. *	721	15,365
Vericel Corp. *	2,735	63,452
Veru, Inc. *	3,773	43,465
Verve Therapeutics, Inc. *	396	13,603
Vicarious Surgical, Inc. *	3,129	10,482
ViewRay, Inc. *	7,525	27,391
Vintage Wine Estates, Inc. *	457	1,266
Viridian Therapeutics, Inc. *	1,122	23,012
VistaGen Therapeutics, Inc. *	9,695	1,475
Vita Coco Co., Inc. *	1,599	18,213
Vital Farms, Inc. *	1,758	21,043
Vivint Smart Home, Inc. *	1,474	9,699
WD-40 Co.	795	139,713
Wejo Group Ltd. * (Bermuda)	1,199	1,307
Willdan Group, Inc. *	63	933
Xeris Biopharma Holdings, Inc. *	7,595	11,848
Y-mAbs Therapeutics, Inc. *	2,153	31,046
Zentalis Pharmaceuticals, Inc. *	2,580	55,883
ZipRecruiter, Inc. Class A *	4,625	76,312
Zynex, Inc.	1,248	11,319

		21,280,887

	Shares	Value
Diversified - 0.0%
Professional Holding Corp. Class A *	64	$ 1,660

Energy - 7.4%
Alpha Metallurgical Resources, Inc.	959	131,230
Amplify Energy Corp. *	1,582	10,394
Arch Resources, Inc.	884	104,842
Archaea Energy, Inc. *	1,290	23,233
Aris Water Solution, Inc. Class A	1,263	16,116
Array Technologies, Inc. *	8,724	144,644
Battalion Oil Corp. *	144	1,714
Berry Corp.	772	5,790
Borr Drilling Ltd. * (United Arab Emirates)	5,172	17,171
Brigham Minerals, Inc. Class A	3,076	75,885
Callon Petroleum Co. *	2,366	82,834
ChampionX Corp.	11,844	231,787
Chord Energy Corp.	1,432	195,855
CNX Resources Corp. *	597	9,271
Comstock Resources, Inc. *	5,307	91,758
CONSOL Energy, Inc.	1,874	120,536
Crescent Energy Co. Class A	1,893	25,499
CVR Energy, Inc.	1,718	49,788
Delek U.S. Holdings, Inc.	4,102	111,328
Denbury, Inc. *	2,907	250,758
DMC Global, Inc. *	275	4,395
Earthstone Energy, Inc. Class A *	2,596	31,983
Empire Petroleum Corp. *	593	7,798
Energy Vault Holdings, Inc. *	3,691	19,488
Equitrans Midstream Corp.	5,694	42,591
Fluence Energy, Inc. *	2,061	30,070
FuelCell Energy, Inc. *	16,351	55,757
Golar LNG Ltd. * (Bermuda)	324	8,074
Gulfport Energy Corp. *	655	57,830
Heliogen, Inc. *	5,222	9,713
HighPeak Energy, Inc.	393	8,512
Infrastructure & Energy Alternatives, Inc. *	1,745	23,627
Kinetik Holdings, Inc.	101	3,291
Kosmos Energy Ltd. * (Ghana)	26,129	135,087
Laredo Petroleum, Inc. *	977	61,404
Liberty Energy, Inc. *	8,275	104,927
Magnolia Oil & Gas Corp. Class A	9,698	192,117
Matador Resources Co.	6,517	318,812
Montauk Renewables, Inc. *	3,905	68,103
Murphy Oil Corp.	3,730	131,184
Nabors Industries Ltd. *	455	46,160
NextDecade Corp. *	1,634	9,837
NexTier Oilfield Solutions, Inc. *	10,178	75,317
Noble Corp. PLC *	775	22,925
Northern Oil & Gas, Inc.	3,296	90,343
Oceaneering International, Inc. *	5,271	41,957
Par Pacific Holdings, Inc. *	2,874	47,162
Patterson-UTI Energy, Inc.	8,417	98,311
PBF Energy, Inc. Class A *	1,284	45,145
Permian Resources Corp. *	1,396	9,493
ProFrac Holding Corp. Class A *	363	5,521
Ramaco Resources, Inc.	1,286	11,831
Ranger Oil Corp. Class A	1,155	36,325
Riley Exploration Permian, Inc.	376	7,136
Ring Energy, Inc. *	2,246	5,211
RPC, Inc.	4,355	30,180
SandRidge Energy, Inc. *	1,562	25,476
Shoals Technologies Group, Inc. Class A *	6,470	139,429
SilverBow Resources, Inc. *	673	18,090
Sitio Royalties Corp.	688	15,212
SM Energy Co.	7,009	263,608
Solaris Oilfield Infrastructure, Inc. Class A	1,812	16,960
Stem, Inc. *	7,886	105,199
SunPower Corp. *	4,734	109,071
Talos Energy, Inc. *	3,836	63,869
Tellurian, Inc. *	29,572	70,677

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
TETRA Technologies, Inc. *	7,141	$ 25,636
TPI Composites, Inc. *	2,122	23,936
US Silica Holdings, Inc. *	642	7,030
VAALCO Energy, Inc.	3,353	14,619
Valaris Ltd. *	3,535	173,003
Vertex Energy, Inc. *	2,746	17,108
W&T Offshore, Inc. *	4,496	26,347
Warrior Met Coal, Inc.	332	9,442
Weatherford International PLC *	4,077	131,646

		4,854,408

Financial - 8.0%
Alexander’s, Inc. REIT	135	28,210
Artisan Partners Asset Management, Inc. Class A	2,252	60,646
Atlanticus Holdings Corp. *	159	4,171
Axos Financial, Inc. *	321	10,988
B Riley Financial, Inc.	1,188	52,890
BancFirst Corp.	685	61,287
Bancorp, Inc. *	1,786	39,256
Bank of NT Butterfield & Son Ltd. (Bermuda)	185	6,005
BayCom Corp.	70	1,231
Blucora, Inc. *	2,769	53,552
Bluerock Residential Growth REIT, Inc.	587	15,702
Bridgewater Bancshares, Inc. *	362	5,962
Brightsphere Investment Group, Inc.	1,712	25,526
Brookfield Business Corp. Class A (Canada)	1,344	29,702
BRP Group, Inc. Class A *	3,465	91,303
Cadence Bank	584	14,839
CareTrust REIT, Inc.	467	8,457
CBL & Associates Properties, Inc. REIT	271	6,940
Clipper Realty, Inc. REIT	767	5,346
Coastal Financial Corp. *	606	24,082
Cohen & Steers, Inc.	1,474	92,317
Columbia Financial, Inc. *	766	16,186
Community Healthcare Trust, Inc. REIT	802	26,266
Compass, Inc. Class A *	15,780	36,610
Corporate Office Properties Trust REIT	851	19,769
Cryptyde, Inc. *	608	421
Curo Group Holdings Corp.	935	3,749
Cushman & Wakefield PLC *	9,232	105,706
Diamond Hill Investment Group, Inc.	175	28,875
Doma Holdings, Inc. *	1,268	557
Douglas Elliman, Inc.	407	1,669
Eastern Bankshares, Inc.	1,915	37,611
eHealth, Inc. *	589	2,303
Esquire Financial Holdings, Inc.	360	13,518
Essential Properties Realty Trust, Inc. REIT	757	14,724
eXp World Holdings, Inc.	4,038	45,266
Farmers & Merchants Bancorp, Inc.	229	6,153
Federated Hermes, Inc.	4,941	163,646
First BanCorp	567	7,757
First Financial Bankshares, Inc.	7,548	315,733
First Guaranty Bancshares, Inc.	32	700
Five Star Bancorp	284	8,054
Flywire Corp. *	3,224	74,023
Focus Financial Partners, Inc. Class A *	3,328	104,865
Four Corners Property Trust, Inc. REIT	423	10,232
FVCBankcorp, Inc. *	81	1,553
GAMCO Investors, Inc. Class A	248	4,228
GCM Grosvenor, Inc. Class A	2,098	16,553
Glacier Bancorp, Inc.	867	42,596
Gladstone Commercial Corp. REIT	2,277	35,294
Gladstone Land Corp. REIT	1,034	18,715
Goosehead Insurance, Inc. Class A *	975	34,749
Greene County Bancorp, Inc.	194	11,110
Hamilton Lane, Inc. Class A	2,044	121,843
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	331	9,907
HCI Group, Inc.	385	15,092
Hersha Hospitality Trust REIT	126	1,005

	Shares	Value
Hingham Institution For Savings	9	$ 2,260
HomeTrust Bancshares, Inc.	200	4,420
Houlihan Lokey, Inc.	2,899	218,527
Industrial Logistics Properties Trust REIT	198	1,089
Innovative Industrial Properties, Inc. REIT	1,609	142,396
International Money Express, Inc. *	1,859	42,367
Investors Title Co.	22	3,102
Kinsale Capital Group, Inc.	1,259	321,574
Lakeland Financial Corp.	1,300	94,653
LendingClub Corp. *	302	3,337
LendingTree, Inc. *	602	14,364
Live Oak Bancshares, Inc.	1,500	45,900
Manning & Napier, Inc.	352	4,319
Marcus & Millichap, Inc.	1,501	49,203
McGrath RentCorp	1,424	119,417
Metrocity Bankshares, Inc.	281	5,519
Metropolitan Bank Holding Corp. *	45	2,896
Moelis & Co. Class A	1,837	62,109
NerdWallet, Inc. Class A *	1,470	13,039
Newmark Group, Inc. Class A	628	5,062
NexPoint Residential Trust, Inc. REIT	1,263	58,363
Nicolet Bankshares, Inc. *	98	6,903
NMI Holdings, Inc. Class A *	373	7,598
Offerpad Solutions, Inc. *	3,916	4,738
Outfront Media, Inc. REIT	8,495	129,039
Palomar Holdings, Inc. *	1,413	118,296
Pathward Financial, Inc.	415	13,678
PennyMac Mortgage Investment Trust REIT	1,122	13,217
Perella Weinberg Partners	2,203	13,945
Phillips Edison & Co., Inc. REIT	6,833	191,666
PJT Partners, Inc. Class A	1,368	91,410
Postal Realty Trust, Inc. Class A REIT	666	9,770
PotlatchDeltic Corp. REIT	451	18,509
Pzena Investment Management, Inc. Class A	1,017	9,641
Redfin Corp. *	6,164	35,998
RLI Corp.	2,299	235,372
RMR Group, Inc. Class A	653	15,470
Safehold, Inc. REIT	791	20,930
Saul Centers, Inc. REIT	659	24,713
Sculptor Capital Management, Inc.	648	5,728
ServisFirst Bancshares, Inc.	2,912	232,960
Silvercrest Asset Management Group, Inc. Class A	574	9,385
Silvergate Capital Corp. Class A *	1,436	108,203
SiriusPoint Ltd. * (Bermuda)	433	2,143
St. Joe Co.	2,022	64,765
StepStone Group, Inc. Class A	3,098	75,932
Stock Yards Bancorp, Inc.	1,415	96,234
StoneX Group, Inc. *	91	7,548
Tanger Factory Outlet Centers, Inc. REIT	5,941	81,273
Third Coast Bancshares, Inc. *	51	873
Triumph Bancorp, Inc. *	509	27,664
Trupanion, Inc. *	2,259	134,252
UMH Properties, Inc. REIT	2,448	39,535
Universal Health Realty Income Trust REIT	786	33,963
Universal Insurance Holdings, Inc.	268	2,640
Veritex Holdings, Inc.	399	10,609
Victory Capital Holdings, Inc. Class A	278	6,480
Virtus Investment Partners, Inc.	40	6,381
Walker & Dunlop, Inc.	1,229	102,904
West BanCorp, Inc.	246	5,119
Westamerica BanCorp	253	13,229
WisdomTree Investments, Inc.	7,815	36,574
World Acceptance Corp. *	162	15,685

		5,290,338

Industrial - 14.3%
908 Devices, Inc. *	289	4,754
AAON, Inc.	2,549	137,340
Advanced Energy Industries, Inc.	2,182	168,909
Aerojet Rocketdyne Holdings, Inc. *	3,520	140,765

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
AeroVironment, Inc. *	1,430	$ 119,205
AEye, Inc. *	1,515	1,682
Air Transport Services Group, Inc. *	1,281	30,859
Akoustis Technologies, Inc. *	2,892	8,589
Alamo Group, Inc.	510	62,358
Albany International Corp. Class A	355	27,985
Allied Motion Technologies, Inc.	713	20,406
American Woodmark Corp. *	38	1,667
Apogee Enterprises, Inc.	1,298	49,610
Applied Industrial Technologies, Inc.	2,222	228,377
ArcBest Corp.	457	33,238
Atkore, Inc. *	2,384	185,499
Atlas Technical Consultants, Inc. *	713	4,741
Babcock & Wilcox Enterprises, Inc. *	3,503	22,349
Badger Meter, Inc.	1,699	156,971
Belden, Inc.	1,331	79,887
Berkshire Grey, Inc. *	2,800	4,760
Blink Charging Co. *	2,078	36,822
Bloom Energy Corp. Class A *	10,183	203,558
Boise Cascade Co.	474	28,184
Brady Corp. Class A	2,081	86,840
Cactus, Inc. Class A	3,424	131,584
Cadre Holdings, Inc.	1,103	26,538
Casella Waste Systems, Inc. Class A *	2,897	221,302
Charge Enterprises, Inc. *	7,594	13,365
Chart Industries, Inc. *	2,126	391,928
Chase Corp.	120	10,028
CIRCOR International, Inc. *	262	4,320
Comfort Systems USA, Inc.	2,050	199,526
Construction Partners, Inc. Class A *	2,313	60,670
CryoPort, Inc. *	2,063	50,255
CSW Industrials, Inc.	852	102,070
CTS Corp.	1,854	77,219
CyberOptics Corp. *	411	22,104
Daseke, Inc. *	2,305	12,470
Dycom Industries, Inc. *	1,669	159,440
EMCOR Group, Inc.	2,834	327,270
Energizer Holdings, Inc.	3,871	97,317
Energy Recovery, Inc. *	3,209	69,764
Enerpac Tool Group Corp.	3,441	61,353
EnerSys	271	15,764
Enovix Corp. *	6,293	115,382
ESCO Technologies, Inc.	144	10,575
ESS Tech, Inc. *	4,335	17,730
Evoqua Water Technologies Corp. *	6,805	225,041
Exponent, Inc.	2,953	258,889
Fabrinet * (Thailand)	2,139	204,167
FARO Technologies, Inc. *	79	2,168
Federal Signal Corp.	3,483	129,985
Fluor Corp. *	7,515	187,048
Forward Air Corp.	1,552	140,083
Franklin Electric Co., Inc.	2,676	218,656
GATX Corp.	112	9,537
Gorman-Rupp Co.	249	5,924
GrafTech International Ltd.	11,248	48,479
Great Lakes Dredge & Dock Corp. *	915	6,936
Greif, Inc. Class A	202	12,033
Greif, Inc. Class B	60	3,648
Griffon Corp.	1,367	40,354
Helios Technologies, Inc.	1,896	95,938
Hillenbrand, Inc.	2,003	73,550
Identiv, Inc. *	1,288	16,151
IES Holdings, Inc. *	343	9,474
Insteel Industries, Inc.	1,100	29,183
Itron, Inc. *	210	8,843
Janus International Group, Inc. *	4,754	42,406
JELD-WEN Holding, Inc. *	1,759	15,391
Joby Aviation, Inc. *	13,227	57,273
John Bean Technologies Corp.	1,832	157,552
Kadant, Inc.	677	112,930
Karat Packaging, Inc. *	354	5,660
Latham Group, Inc. *	2,487	8,928

	Shares	Value
Li-Cycle Holdings Corp. * (Canada)	3,040	$ 16,173
Lindsay Corp.	642	91,986
LSB Industries, Inc. *	1,819	25,921
Luxfer Holdings PLC (United Kingdom)	666	9,657
Marten Transport Ltd.	2,532	48,513
Masonite International Corp. *	1,291	92,035
Materion Corp.	1,112	88,960
Mesa Laboratories, Inc.	296	41,686
MicroVision, Inc. *	9,499	34,291
Momentus, Inc. *	1,113	1,525
Montrose Environmental Group, Inc. *	1,590	53,503
Moog, Inc. Class A	274	19,276
Mueller Industries, Inc.	1,168	69,426
Mueller Water Products, Inc. Class A	9,108	93,539
Myers Industries, Inc.	2,134	35,147
MYR Group, Inc. *	959	81,256
Napco Security Technologies, Inc. *	1,710	49,727
Northwest Pipe Co. *	113	3,175
Novanta, Inc. *	2,061	238,355
NV5 Global, Inc. *	784	97,075
O-I Glass, Inc. *	7,299	94,522
Omega Flex, Inc.	193	17,876
OSI Systems, Inc. *	106	7,638
PAM Transportation Services, Inc. *	378	11,703
PGT Innovations, Inc. *	3,357	70,363
Plexus Corp. *	1,375	120,395
Primoris Services Corp.	170	2,762
Proto Labs, Inc. *	248	9,035
Pure Cycle Corp. *	1,462	12,208
PureCycle Technologies, Inc. *	4,828	38,962
Radiant Logistics, Inc. *	539	3,067
RBC Bearings, Inc. *	237	49,251
Redwire Corp. *	237	564
Rocket Lab USA, Inc. *	12,497	50,863
Ryerson Holding Corp.	55	1,416
Saia, Inc. *	1,537	292,030
Sarcos Technology & Robotics Corp. *	6,320	14,030
Sight Sciences, Inc. *	116	737
Simpson Manufacturing Co., Inc.	2,514	197,098
SmartRent, Inc. *	7,070	16,049
Smith & Wesson Brands, Inc.	175	1,815
Sterling Infrastructure, Inc. *	1,443	30,981
Stoneridge, Inc. *	244	4,136
Sturm Ruger & Co., Inc.	909	46,168
Tennant Co.	495	27,997
Terex Corp.	1,894	56,327
Transphorm, Inc. *	1,365	6,866
Trinity Industries, Inc.	719	15,351
Turtle Beach Corp. *	678	4,624
UFP Industries, Inc.	3,033	218,861
UFP Technologies, Inc. *	400	34,336
Universal Logistics Holdings, Inc.	308	9,770
Vicor Corp. *	1,276	75,463
Watts Water Technologies, Inc. Class A	1,589	199,785
Werner Enterprises, Inc.	438	16,469
Xometry, Inc. Class A *	1,954	110,968
Zurn Elkay Water Solutions Corp.	7,192	176,204

		9,407,472

Technology - 14.6%
8x8, Inc. *	6,940	23,943
ACI Worldwide, Inc. *	6,621	138,379
ACM Research, Inc. Class A *	369	4,598
ACV Auctions, Inc. Class A *	3,247	23,346
Agilysys, Inc. *	1,162	64,317
Alignment Healthcare, Inc. *	4,881	57,791
Alkami Technology, Inc. *	2,058	30,973
Alpha & Omega Semiconductor Ltd. *	1,004	30,883
Altair Engineering, Inc. Class A *	3,005	132,881
Ambarella, Inc. *	2,109	118,484
American Software, Inc. Class A	1,543	23,639

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Amkor Technology, Inc.	1,163	$ 19,829
Amplitude, Inc. Class A *	3,236	50,061
Apollo Medical Holdings, Inc. *	2,255	87,945
Appfolio, Inc. Class A *	1,105	115,716
Appian Corp. *	2,317	94,603
Arteris, Inc. *	971	6,467
Asana, Inc. Class A *	4,258	94,655
Atomera, Inc. *	1,216	12,318
AvePoint, Inc. *	7,550	30,275
Avid Technology, Inc. *	1,318	30,657
AvidXchange Holdings, Inc. *	7,577	63,798
Axcelis Technologies, Inc. *	1,893	114,640
Bandwidth, Inc. Class A *	254	3,023
Benefitfocus, Inc. *	1,119	7,106
BigCommerce Holdings, Inc. *	3,710	54,908
Blackbaud, Inc. *	2,549	112,309
Blackline, Inc. *	3,196	191,440
Box, Inc. Class A *	8,099	197,535
Brightcove, Inc. *	1,610	10,143
BTRS Holdings, Inc. Class A *	5,807	53,773
C3.ai, Inc. Class A *	742	9,275
Cantaloupe, Inc. *	2,011	6,998
Cerberus Cyber Sentinel Corp. *	2,620	7,729
CEVA, Inc. *	1,356	35,568
Clear Secure, Inc. Class A *	3,598	82,250
CommVault Systems, Inc. *	2,590	137,374
Consensus Cloud Solutions, Inc. *	438	20,717
Corsair Gaming, Inc. *	1,280	14,528
CS Disco, Inc. *	1,276	12,760
CSG Systems International, Inc.	1,841	97,352
Diebold Nixdorf, Inc. *	3,165	7,723
Digi International, Inc. *	688	23,784
Digimarc Corp. *	720	9,756
Digital Turbine, Inc. *	5,421	78,117
DigitalOcean Holdings, Inc. *	4,032	145,837
Diodes, Inc. *	1,871	121,447
Domo, Inc. Class B *	1,758	31,626
Donnelley Financial Solutions, Inc. *	103	3,808
Duck Creek Technologies, Inc. *	4,480	53,088
Duolingo, Inc. *	1,359	129,418
Ebix, Inc.	321	6,089
eGain Corp. *	571	4,197
Enfusion, Inc. Class A *	1,515	18,695
EngageSmart, Inc. *	2,002	41,421
Envestnet, Inc. *	3,044	135,154
Everbridge, Inc. *	2,291	70,746
EverCommerce, Inc. *	179	1,956
Evolent Health, Inc. Class A *	4,743	170,416
ExlService Holdings, Inc. *	1,877	276,595
Faraday Future Intelligent Electric, Inc. *	3,060	1,947
ForgeRock, Inc. Class A *	1,261	18,322
FormFactor, Inc. *	4,480	112,224
Grid Dynamics Holdings, Inc. *	2,812	52,669
Hims & Hers Health, Inc. *	6,006	33,513
HireRight Holdings Corp. *	1,216	18,556
IBEX Holdings Ltd. *	347	6,444
Impinj, Inc. *	1,103	88,273
Inseego Corp. *	1,096	2,269
Insight Enterprises, Inc. *	1,539	126,829
Inspired Entertainment, Inc. *	811	7,161
Instructure Holdings, Inc. *	129	2,874
Intapp, Inc. *	850	15,869
Integral Ad Science Holding Corp. *	754	5,459
IonQ, Inc. *	893	4,528
IronNet, Inc. *	4,043	2,786
KnowBe4, Inc. Class A *	4,214	87,693
Kulicke & Soffa Industries, Inc. (Singapore)	3,302	127,226
LivePerson, Inc. *	4,061	38,255
Loyalty Ventures, Inc. *	377	456
MACOM Technology Solutions Holdings, Inc. Class H *	2,919	151,175
Markforged Holding Corp. *	829	1,641

	Shares	Value
Matterport, Inc. *	9,266	$ 35,118
Maximus, Inc.	3,316	191,897
MaxLinear, Inc. *	4,207	137,232
MeridianLink, Inc. *	1,319	21,473
MicroStrategy, Inc. Class A *	322	68,348
Mitek Systems, Inc. *	2,324	21,288
Model N, Inc. *	2,134	73,047
Momentive Global, Inc. *	7,559	43,918
N-Able, Inc. *	3,484	32,157
NextGen Healthcare, Inc. *	1,585	28,054
NextNav, Inc. *	3,861	10,386
Nutex Health, Inc. *	2,225	3,337
OneSpan, Inc. *	888	7,646
Onto Innovation, Inc. *	2,871	183,888
Outset Medical, Inc. *	2,779	44,269
PagerDuty, Inc. *	4,925	113,620
PAR Technology Corp. *	570	16,832
PDF Solutions, Inc. *	1,735	42,560
Pear Therapeutics, Inc. *	1,633	3,331
Photronics, Inc. *	2,500	36,550
Phreesia, Inc. *	1,341	34,169
Pitney Bowes, Inc.	6,619	15,422
Playstudios, Inc. *	2,259	7,884
Power Integrations, Inc.	3,293	211,806
PowerSchool Holdings, Inc. Class A *	908	15,155
Privia Health Group, Inc. *	2,582	87,943
Progress Software Corp.	2,551	108,545
PROS Holdings, Inc. *	1,549	38,260
PubMatic, Inc. Class A *	2,234	37,151
Qualys, Inc. *	2,234	311,397
Rambus, Inc. *	5,352	136,048
Rapid7, Inc. *	3,363	144,273
Red Violet, Inc. *	544	9,422
Rimini Street, Inc. *	2,828	13,178
Rockley Photonics Holdings Ltd. *	5,848	4,153
Sapiens International Corp. NV (Israel)	1,301	24,953
Schrodinger, Inc. *	3,170	79,187
Semtech Corp. *	3,674	108,052
Silicon Laboratories, Inc. *	1,968	242,930
Simulations Plus, Inc.	911	44,220
SiTime Corp. *	939	73,927
SkyWater Technology, Inc. *	627	4,797
SMART Global Holdings, Inc. *	2,847	45,182
Sprout Social, Inc. Class A *	2,656	161,166
SPS Commerce, Inc. *	2,101	261,007
Sumo Logic, Inc. *	4,250	31,875
Super Micro Computer, Inc. *	2,628	144,724
Synaptics, Inc. *	2,296	227,327
Telos Corp. *	3,090	27,470
Tenable Holdings, Inc. *	6,365	221,502
TTEC Holdings, Inc.	1,096	48,564
Ultra Clean Holdings, Inc. *	886	22,814
Unisys Corp. *	2,819	21,283
UserTesting, Inc. *	2,893	11,341
Varonis Systems, Inc. *	6,302	167,129
Veeco Instruments, Inc. *	2,364	43,308
Velo3D, Inc. *	3,234	12,742
Verint Systems, Inc. *	3,356	112,694
Veritone, Inc. *	1,735	9,768
Verra Mobility Corp. *	8,275	127,187
Viant Technology, Inc. Class A *	851	3,583
Vimeo, Inc. *	8,213	32,852
Vuzix Corp. *	3,060	17,717
Weave Communications, Inc. *	1,796	9,070
WM Technology, Inc. *	3,796	6,112
Workiva, Inc. *	2,757	214,495
Yext, Inc. *	6,630	29,570
Zeta Global Holdings Corp. Class A *	6,308	41,696
Zuora, Inc. Class A *	7,068	52,162

		9,633,191

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Utilities - 1.7%
Altus Power, Inc. *	1,080	$ 11,891
Ameresco, Inc. Class A *	1,889	125,581
American States Water Co.	1,058	82,471
Brookfield Infrastructure Corp. Class A (Canada)	5,745	233,821
California Water Service Group	866	45,629
Clearway Energy, Inc. Class A	2,117	61,605
Clearway Energy, Inc. Class C	4,843	154,250
FTC Solar, Inc. *	2,440	7,222
Global Water Resources, Inc.	1,005	11,789
MGE Energy, Inc.	947	62,152
Middlesex Water Co.	383	29,568
New Jersey Resources Corp.	514	19,892
Ormat Technologies, Inc.	1,506	129,817
Otter Tail Corp.	1,112	68,410
Southwest Gas Holdings, Inc. *	391	27,272
Via Renewables, Inc.	1,096	7,573
York Water Co.	913	35,087

		1,114,030

Total Common Stocks (Cost $80,514,257)		64,647,776

EXCHANGE-TRADED FUND - 1.4%
iShares Russell 2000 Growth	4,263	880,693

Total Exchange-Traded Fund (Cost $916,962)		880,693

	Principal Amount
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $539,018; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $549,729)	$538,897	538,897

Total Short-Term Investment (Cost $538,897)		538,897

TOTAL INVESTMENTS - 100.1% (Cost $81,970,183)		66,069,324

DERIVATIVES - (0.1%)		(52,725)

OTHER ASSETS & LIABILITIES, NET - 0.0%		14,403

NET ASSETS - 100.0%		$66,031,002

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1,958 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/22	69	$628,806	$576,081	($52,725)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$1,958	$-	$-	$1,958
	Common Stocks	64,647,776	64,647,776	-	-
	Exchange-Traded Fund	880,693	880,693	-	-
	Short-Term Investment	538,897	-	538,897	-

	Total Assets	66,069,324	65,528,469	538,897	1,958

Liabilities	Derivatives:
	Equity Contracts
	Futures	(52,725)	(52,725)	-	-

	Total Liabilities	(52,725)	(52,725)	-	-

	Total	$66,016,599	$65,475,744	$538,897	$1,958

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	123	$312
Contra Zogenix, Inc. - Contingent Value Rights *	8,080	5,495

		5,807

Total Rights (Cost $5,494)		5,807

COMMON STOCKS - 97.2%
Basic Materials - 2.6%
AdvanSix, Inc.	2,093	67,185
American Vanguard Corp.	398	7,443
Amyris, Inc. *	20,360	59,451
Arconic Corp. *	11,995	204,395
Avient Corp.	2,887	87,476
Carpenter Technology Corp.	5,593	174,166
Clearwater Paper Corp. *	1,941	72,982
Coeur Mining, Inc. *	32,642	111,636
Commercial Metals Co.	11,767	417,493
Constellium SE *	6,852	69,479
Danimer Scientific, Inc. *	10,583	31,220
Ecovyst, Inc. *	8,751	73,858
Energy Fuels, Inc. *	3,267	19,994
Glatfelter Corp.	5,062	15,743
Hawkins, Inc.	868	33,843
Haynes International, Inc.	1,405	49,344
HB Fuller Co.	907	54,511
Hecla Mining Co.	64,562	254,374
Hycroft Mining Holding Corp. *	2,208	1,335
Innospec, Inc.	468	40,094
Intrepid Potash, Inc. *	1,308	51,758
Ivanhoe Electric, Inc. *	775	6,394
Koppers Holdings, Inc.	2,267	47,108
Mativ Holdings, Inc.	5,921	130,736
Minerals Technologies, Inc.	3,770	186,276
Novagold Resources, Inc. * (Canada)	1,177	5,520
Origin Materials, Inc. *	4,834	24,943
Perimeter Solutions SA * (Luxembourg)	14,163	113,446
Piedmont Lithium, Inc. *	1,463	78,256
PolyMet Mining Corp. * (Canada)	3,342	9,625
Quaker Chemical Corp.	546	78,832
Rayonier Advanced Materials, Inc. *	7,195	22,664
Resolute Forest Products, Inc. *	5,349	106,980
Schnitzer Steel Industries, Inc. Class A	2,764	78,663
Sensient Technologies Corp.	312	21,634
Stepan Co.	2,251	210,851
Sylvamo Corp.	268	9,085
Terawulf, Inc. *	2,353	2,965
Trinseo PLC	4,095	75,020
Tronox Holdings PLC Class A	13,739	168,303
Unifi, Inc. *	1,575	14,978
Ur-Energy, Inc. *	2,705	2,948
US Lime & Minerals, Inc.	47	4,803
Valhi, Inc.	299	7,523

		3,305,333

Communications - 3.4%
1-800-Flowers.com, Inc. Class A *	3,013	19,554
1stdibs.com, Inc. *	2,732	17,184
A10 Networks, Inc.	1,550	20,569
ADTRAN Holdings, Inc.	810	15,860
Advantage Solutions, Inc. *	9,537	20,314
aka Brands Holding Corp. *	1,032	1,496

	Shares	Value
Allbirds, Inc. Class A *	8,208	$ 24,952
AMC Networks, Inc. Class A *	3,562	72,309
Anterix, Inc. *	1,554	55,509
Arena Group Holdings, Inc. *	230	3,013
ATN International, Inc.	1,274	49,138
Audacy, Inc. *	13,875	5,357
Aviat Networks, Inc. *	1,135	31,076
BARK, Inc. *	13,825	25,162
Blade Air Mobility, Inc. *	6,540	26,356
Boston Omaha Corp. Class A *	2,431	56,010
Bumble, Inc. Class A *	10,086	216,748
Calix, Inc. *	1,427	87,247
Cars.com, Inc. *	6,758	77,717
ChannelAdvisor Corp. *	3,307	74,937
Clear Channel Outdoor Holdings, Inc. *	43,119	59,073
Cogent Communications Holdings, Inc.	2,339	122,002
Consolidated Communications Holdings, Inc. *	7,791	32,411
ContextLogic, Inc. Class A *	67,928	49,852
Cumulus Media, Inc. Class A *	2,110	14,833
DHI Group, Inc. *	679	3,653
DigitalBridge Group, Inc.	2,024	25,320
EchoStar Corp. Class A *	3,956	65,155
Edgio, Inc. *	1,306	3,631
Entravision Communications Corp. Class A	2,210	8,774
ePlus, Inc. *	751	31,197
Eventbrite, Inc. Class A *	1,081	6,572
EW Scripps Co. Class A *	6,860	77,312
Figs, Inc. Class A *	2,178	17,969
fuboTV, Inc. *	20,785	73,787
Gannett Co., Inc. *	16,776	25,667
Globalstar, Inc. *	12,835	20,408
Gogo, Inc. *	3,383	41,002
Gray Television, Inc.	5,489	78,602
Groupon, Inc. *	2,362	18,802
HealthStream, Inc. *	2,603	55,340
IDT Corp. Class B *	506	12,564
iHeartMedia, Inc. Class A *	14,149	103,712
Innovid Corp. * (Israel)	996	2,699
Inspirato, Inc. *	2,313	5,459
InterDigital, Inc.	2,203	89,045
KORE Group Holdings, Inc. *	4,137	7,902
Lands’ End, Inc. *	1,724	13,309
Liberty Latin America Ltd. Class A * (Chile)	3,953	24,469
Liberty Latin America Ltd. Class C * (Chile)	17,984	110,602
Liquidity Services, Inc. *	1,391	22,618
Magnite, Inc.*	15,358	100,902
Maxar Technologies, Inc.	8,622	161,404
NETGEAR, Inc. *	3,268	65,491
Overstock.com, Inc. *	4,990	121,506
Planet Labs PBC *	2,268	12,315
Poshmark, Inc. Class A *	5,354	83,897
Preformed Line Products Co.	277	19,709
QuinStreet, Inc. *	5,667	59,503
RealReal, Inc. *	8,716	13,074
Ribbon Communications, Inc. *	8,451	18,761
Rover Group, Inc. *	484	1,617
RumbleON, Inc. Class B *	1,236	20,913
Scholastic Corp.	3,495	107,506
Shenandoah Telecommunications Co.	5,694	96,912
Solo Brands, Inc. Class A *	2,642	10,040
Squarespace, Inc. Class A *	2,743	58,590
Stagwell, Inc. *	8,167	56,761
Stitch Fix, Inc. Class A *	5,655	22,337
TEGNA, Inc.	26,062	538,962
Telephone & Data Systems, Inc.	11,871	165,007
Terran Orbital Corp. *	2,647	4,685
Thryv Holdings, Inc. *	2,263	51,664
TrueCar, Inc. *	9,897	14,944
Urban One, Inc. *	2,321	11,105
US Cellular Corp. *	1,786	46,490
Vacasa, Inc. Class A *	13,090	40,186
Value Line, Inc.	9	395

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Vivid Seats, Inc. Class A	2,219	$ 16,998
WideOpenWest, Inc. *	2,659	32,626
Ziff Davis, Inc. *	4,359	298,504

		4,377,053

Consumer, Cyclical - 10.6%
A-Mark Precious Metals, Inc.	2,126	60,357
Abercrombie & Fitch Co. Class A *	5,756	89,506
Academy Sports & Outdoors, Inc.	9,657	407,332
Acushnet Holdings Corp.	2,851	123,990
Adient PLC *	11,141	309,163
Aeva Technologies, Inc. *	10,735	20,074
Allegiant Travel Co. *	1,025	74,804
America’s Car-Mart, Inc. *	706	43,080
American Axle & Manufacturing Holdings, Inc. *	12,438	84,952
American Eagle Outfitters, Inc.	18,224	177,320
Asbury Automotive Group, Inc. *	1,835	277,268
Aterian, Inc. *	7,052	8,744
Bally’s Corp. *	4,263	84,237
Beacon Roofing Supply, Inc. *	1,822	99,700
Beazer Homes USA, Inc. *	3,302	31,930
Bed Bath & Beyond, Inc. *	2,583	15,730
Big 5 Sporting Goods Corp.	2,601	27,935
Big Lots, Inc.	3,369	52,590
Biglari Holdings, Inc. Class B *	86	9,942
BJ’s Restaurants, Inc. *	2,689	64,133
Bloomin’ Brands, Inc.	2,803	51,379
Bluegreen Vacations Holding Corp.	1,217	20,105
BlueLinx Holdings, Inc. *	1,046	64,957
Bowlero Corp. *	4,660	57,365
Brinker International, Inc. *	526	13,139
Buckle, Inc.	291	9,213
Build-A-Bear Workshop, Inc.	447	5,958
Cato Corp. Class A	2,005	19,128
Cenntro Electric Group Ltd. * (Ireland)	21,417	22,059
Century Casinos, Inc. *	415	2,722
Century Communities, Inc.	3,097	132,490
Cepton, Inc. *	845	1,656
Chico’s FAS, Inc. *	3,937	19,055
Children’s Place, Inc. *	554	17,113
Chuy’s Holdings, Inc. *	2,191	50,787
Cinemark Holdings, Inc. *	2,772	33,569
Citi Trends, Inc. *	916	14,207
Clean Energy Fuels Corp. *	19,814	105,807
CompX International, Inc.	121	1,965
Conn’s, Inc. *	1,501	10,627
Container Store Group, Inc. *	3,603	17,655
Dana, Inc.	15,195	173,679
Denny’s Corp. *	1,743	16,402
Designer Brands, Inc. Class A	1,798	27,527
Destination XL Group, Inc. *	3,230	17,507
Dine Brands Global, Inc.	234	14,873
Duluth Holdings, Inc. Class B *	602	4,238
El Pollo Loco Holdings, Inc. *	1,976	17,626
Ermenegildo Zegna NV (Italy)	4,339	46,644
Ethan Allen Interiors, Inc.	2,655	56,127
Everi Holdings, Inc. *	4,628	75,066
EVgo, Inc. *	7,018	55,512
Express, Inc. *	7,150	7,793
First Watch Restaurant Group, Inc. *	725	10,498
FirstCash, Inc.	2,275	166,871
Foot Locker, Inc.	9,549	297,260
Forestar Group, Inc. *	1,462	16,360
Fossil Group, Inc. *	5,468	18,701
Franchise Group, Inc.	257	6,245
Full House Resorts, Inc. *	2,601	14,618
G-III Apparel Group Ltd. *	5,119	76,529
Genesco, Inc. *	1,551	60,985
Global Industrial Co.	406	10,893
Goodyear Tire & Rubber Co. *	32,819	331,144

	Shares	Value
Green Brick Partners, Inc. *	2,225	$ 47,570
Group 1 Automotive, Inc.	1,790	255,737
GrowGeneration Corp. *	6,984	24,444
Haverty Furniture Cos., Inc.	1,664	41,434
Hawaiian Holdings, Inc. *	6,004	78,953
Healthcare Services Group, Inc.	4,560	55,130
Hibbett, Inc.	332	16,537
Hyliion Holdings Corp. *	15,376	44,129
IMAX Corp. *	2,274	32,109
Interface, Inc.	1,255	11,282
International Game Technology PLC	8,915	140,857
iRobot Corp. *	383	21,574
Jack in the Box, Inc.	2,137	158,288
JOANN, Inc.	1,218	8,063
Johnson Outdoors, Inc. Class A	620	31,812
KAR Auction Services, Inc. *	13,450	150,236
KB Home	7,592	196,785
Kimball International, Inc. Class B	4,163	26,185
La-Z-Boy, Inc.	5,077	114,588
Landsea Homes Corp. *	915	4,365
LGI Homes, Inc. *	2,236	181,943
Life Time Group Holdings, Inc. *	4,897	47,746
Lifetime Brands, Inc.	1,356	9,180
Light & Wonder, Inc. Class A *	11,052	473,910
Lindblad Expeditions Holdings, Inc. *	3,598	24,322
Lions Gate Entertainment Corp. Class A *	7,251	53,875
Lions Gate Entertainment Corp. Class B *	13,066	90,809
LL Flooring Holdings, Inc. *	3,268	22,647
Lordstown Motors Corp. Class A *	19,509	35,701
M/I Homes, Inc. *	2,701	97,857
Madison Square Garden Entertainment Corp. *	3,025	133,372
Marcus Corp.	2,906	40,364
MarineMax, Inc.*	2,248	66,968
MDC Holdings, Inc.	5,100	139,842
Meritage Homes Corp. *	3,956	277,988
Methode Electronics, Inc.	4,231	157,182
Microvast Holdings, Inc. *	7,690	13,919
Miller Industries, Inc.	1,173	24,973
MillerKnoll, Inc.	8,940	139,464
Motorcar Parts of America, Inc. *	2,057	31,308
Movado Group, Inc.	1,834	51,682
National Vision Holdings, Inc. *	8,620	281,443
Nu Skin Enterprises, Inc. Class A	3,514	117,262
ODP Corp. *	4,968	174,625
OneWater Marine, Inc. Class A *	1,196	36,012
Oxford Industries, Inc.	551	49,469
Papa John’s International, Inc.	1,078	75,471
Party City Holdco, Inc. *	7,984	12,615
Patrick Industries, Inc.	2,306	101,095
PC Connection, Inc.	1,304	58,797
PetMed Express, Inc.	484	9,448
PLBY Group, Inc. *	3,786	15,258
PriceSmart, Inc.	1,061	61,103
Proterra, Inc. *	13,965	69,546
Purple Innovation, Inc. *	6,189	25,065
Qurate Retail, Inc. Class A	41,061	82,533
RCI Hospitality Holdings, Inc.	73	4,770
Red Rock Resorts, Inc. Class A	3,282	112,441
Reservoir Media, Inc. *	202	986
Resideo Technologies, Inc. *	16,926	322,610
REV Group, Inc.	3,933	43,381
Rite Aid Corp. *	3,399	16,825
Rocky Brands, Inc.	713	14,303
Rush Enterprises, Inc. Class A	4,849	212,677
Rush Enterprises, Inc. Class B	863	41,346
Sally Beauty Holdings, Inc. *	839	10,571
ScanSource, Inc. *	2,897	76,510
SeaWorld Entertainment, Inc. *	2,469	112,364
Shoe Carnival, Inc.	2,058	44,124
Signet Jewelers Ltd. (NYSE)	5,367	306,939
SkyWest, Inc. *	5,885	95,690
Sleep Number Corp. *	1,391	47,030

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Snap One Holdings Corp. *	2,103	$ 21,324
Solid Power, Inc. *	9,214	48,466
Sonic Automotive, Inc. Class A	2,319	100,413
Sovos Brands, Inc. *	1,328	18,911
Spirit Airlines, Inc. *	12,736	239,692
Sportsman’s Warehouse Holdings, Inc. *	4,932	40,936
Standard Motor Products, Inc.	2,363	76,797
Steelcase, Inc. Class A	10,446	68,108
Superior Group of Cos., Inc.	1,338	11,881
Taylor Morrison Home Corp. *	11,144	259,878
ThredUp, Inc. Class A *	5,720	10,525
Tile Shop Holdings, Inc.	4,012	14,122
Tilly’s, Inc. Class A	2,586	17,895
Titan Machinery, Inc. *	2,341	66,157
Topgolf Callaway Brands Corp. *	16,388	315,633
Torrid Holdings, Inc. *	693	2,890
Traeger, Inc. *	3,788	10,682
TravelCenters of America, Inc. *	1,493	80,517
Tri Pointe Homes, Inc. *	10,716	161,919
Tupperware Brands Corp. *	5,135	33,634
TuSimple Holdings, Inc. Class A *	16,322	124,047
UniFirst Corp.	1,768	297,431
Universal Electronics, Inc. *	1,365	26,850
Urban Outfitters, Inc. *	7,490	147,178
Velodyne Lidar, Inc. *	23,417	22,178
Vinco Ventures, Inc. *	10,981	10,225
Virgin Galactic Holdings, Inc. *	13,964	65,770
Vista Outdoor, Inc. *	6,515	158,445
Volta, Inc. *	14,330	17,339
VSE Corp.	1,233	43,648
Wabash National Corp.	754	11,732
Weber, Inc. Class A	3,061	20,111
Weyco Group, Inc.	640	13,018
Wheels Up Experience, Inc. *	18,826	21,650
Winmark Corp.	305	65,984
Winnebago Industries, Inc.	3,636	193,472
Workhorse Group, Inc. *	1,324	3,800
World Fuel Services Corp.	7,322	171,628
Xponential Fitness, Inc. Class A *	1,406	25,674
Zumiez, Inc. *	1,849	39,809

		13,544,649

Consumer, Non-Cyclical - 17.6%
23andMe Holding Co. Class A *	17,320	49,535
2seventy bio, Inc. *	4,325	62,929
2U, Inc. *	8,643	54,019
4D Molecular Therapeutics, Inc. *	3,496	28,108
Aaron’s Co., Inc.	3,628	35,264
AbCellera Biologics, Inc. * (Canada)	13,879	137,263
ABM Industries, Inc.	7,870	300,870
Absci Corp. *	6,132	19,193
ACCO Brands Corp.	10,721	52,533
Accolade, Inc. *	7,598	86,769
AdaptHealth Corp. *	8,419	158,109
Adaptive Biotechnologies Corp. *	12,425	88,466
Addus HomeCare Corp. *	1,075	102,383
Adicet Bio, Inc. *	3,287	46,741
ADMA Biologics, Inc. *	11,833	28,754
Adtalem Global Education, Inc. *	5,219	190,233
Aerie Pharmaceuticals, Inc. *	819	12,391
Aerovate Therapeutics, Inc. *	1,060	17,575
Affimed NV * (Germany)	1,132	2,332
Agios Pharmaceuticals, Inc. *	6,371	180,172
Akero Therapeutics, Inc. *	3,020	102,831
Alico, Inc.	707	19,966
Alight, Inc. Class A *	39,701	291,008
Allogene Therapeutics, Inc. *	9,300	100,440
Allovir, Inc. *	3,638	28,704
Alpha Teknova, Inc. *	552	1,844
Alphatec Holdings, Inc. *	930	8,128
Alpine Immune Sciences, Inc. *	851	6,127

	Shares	Value
Alta Equipment Group, Inc.	1,854	$ 20,413
ALX Oncology Holdings, Inc. *	2,532	24,231
American Public Education, Inc. *	2,131	19,477
American Well Corp. Class A *	26,798	96,205
Amylyx Pharmaceuticals, Inc. *	3,300	92,895
AN2 Therapeutics, Inc. *	479	8,325
AnaptysBio, Inc. *	2,356	60,102
Andersons, Inc.	3,753	116,456
AngioDynamics, Inc. *	4,280	87,569
ANI Pharmaceuticals, Inc. *	1,463	47,021
Anika Therapeutics, Inc. *	1,672	39,794
API Group Corp. *	24,156	320,550
AppHarvest, Inc. *	8,750	17,237
Arbutus Biopharma Corp. *	5,507	10,518
Arcellx, Inc. *	3,435	64,475
Arcturus Therapeutics Holdings, Inc. *	244	3,616
Arcus Biosciences, Inc. *	5,998	156,908
Artivion, Inc. *	656	9,079
Atara Biotherapeutics, Inc. *	9,974	37,702
Atea Pharmaceuticals, Inc. *	8,916	50,732
Athira Pharma, Inc. *	3,815	11,331
ATI Physical Therapy, Inc. *	8,414	8,414
AtriCure, Inc. *	1,856	72,570
Avanos Medical, Inc. *	5,369	116,937
Aveanna Healthcare Holdings, Inc. *	5,103	7,654
Avidity Biosciences, Inc. *	5,980	97,653
B&G Foods, Inc.	8,276	136,471
Bakkt Holdings, Inc. *	7,587	17,298
Barrett Business Services, Inc.	87	6,786
Beachbody Co., Inc. *	10,724	10,831
Beauty Health Co. *	1,273	15,009
Benson Hill, Inc. *	10,358	28,381
Berkeley Lights, Inc. *	6,621	18,936
BioCryst Pharmaceuticals, Inc. *	6,715	84,609
Biohaven Pharmaceutical Holding Co. Ltd. *	2,790	421,764
BioLife Solutions, Inc. *	3,653	83,106
Bionano Genomics, Inc. *	34,185	62,559
Bioventus, Inc. Class A *	3,646	25,522
Bioxcel Therapeutics, Inc.*	2,242	26,500
Bird Global, Inc. Class A *	20,795	7,339
Bluebird Bio, Inc. *	9,026	57,135
Boxed, Inc. *	6,406	5,906
Bridgebio Pharma, Inc. *	4,657	46,291
Bright Health Group, Inc. *	23,013	24,164
BrightView Holdings, Inc. *	5,154	40,923
Brookdale Senior Living, Inc. *	21,566	92,087
Butterfly Network, Inc. *	15,575	73,202
C4 Therapeutics, Inc. *	4,924	43,183
Cal-Maine Foods, Inc.	371	20,624
Cara Therapeutics, Inc. *	5,282	49,440
Cardiovascular Systems, Inc. *	2,094	29,023
CareMax, Inc. *	6,908	48,978
Caribou Biosciences, Inc. *	6,533	68,923
Cass Information Systems, Inc.	1,382	47,942
Castle Biosciences, Inc. *	2,871	74,876
Celldex Therapeutics, Inc. *	4,218	118,568
Central Garden & Pet Co. *	671	24,183
Central Garden & Pet Co. Class A *	3,132	106,989
Century Therapeutics, Inc. *	2,325	22,994
Chefs’ Warehouse, Inc. *	1,188	34,416
ChemoCentryx, Inc. *	1,919	99,136
Chimerix, Inc. *	3,499	6,753
Chinook Therapeutics, Inc. *	5,801	114,048
CinCor Pharma, Inc. *	2,328	76,405
Cipher Mining, Inc. *	4,910	6,187
Cogent Biosciences, Inc. *	7,456	111,244
Community Health Systems, Inc. *	14,560	31,304
CompoSecure, Inc. *	106	531
Core Scientific, Inc. *	28,655	37,251
CoreCivic, Inc. *	13,658	120,737
Covetrus, Inc. *	12,340	257,659
Crinetics Pharmaceuticals, Inc. *	5,269	103,483

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Cross Country Healthcare, Inc. *	3,705	$ 105,111
CTI BioPharma Corp. *	9,380	54,592
Cue Health, Inc. *	12,700	38,227
Cullinan Oncology, Inc. *	3,531	45,267
Custom Truck One Source, Inc. *	4,746	27,669
Cytokinetics, Inc. *	922	44,671
Day One Biopharmaceuticals, Inc. *	3,234	64,777
Deciphera Pharmaceuticals, Inc. *	3,772	69,782
Deluxe Corp.	5,184	86,314
Design Therapeutics, Inc. *	3,979	66,529
DICE Therapeutics, Inc. *	3,306	67,046
Distribution Solutions Group, Inc. *	51	1,437
Dyne Therapeutics, Inc. *	3,691	46,876
Edgewell Personal Care Co.	6,052	226,345
Edgewise Therapeutics, Inc. *	3,412	33,574
Editas Medicine, Inc. *	8,099	99,132
Eiger BioPharmaceuticals, Inc. *	402	3,027
Embecta Corp.	897	25,825
Emergent BioSolutions, Inc. *	5,898	123,799
Enanta Pharmaceuticals, Inc. *	2,044	106,022
Ennis, Inc.	2,926	58,900
Enochian Biosciences, Inc. *	2,038	3,689
EQRx, Inc. *	23,414	115,899
Erasca, Inc. *	7,595	59,241
European Wax Center, Inc. Class A	205	3,782
EyePoint Pharmaceuticals, Inc. *	1,625	12,854
FibroGen, Inc. *	1,196	15,560
First Advantage Corp. *	6,371	81,740
Forma Therapeutics Holdings, Inc. *	4,224	84,269
Fresh Del Monte Produce, Inc.	3,558	82,688
Fulcrum Therapeutics, Inc. *	3,990	32,279
Fulgent Genetics, Inc. *	2,510	95,681
Gelesis Holdings, Inc. *	1,158	1,251
Generation Bio Co. *	5,648	29,991
GEO Group, Inc. REIT *	13,368	102,934
Geron Corp. *	12,668	29,643
Graham Holdings Co. Class B	437	235,097
Green Dot Corp. Class A *	4,985	94,615
Greenidge Generation Holdings, Inc. *	1,077	2,154
Hackett Group, Inc.	322	5,706
Hain Celestial Group, Inc. *	8,860	149,557
Heidrick & Struggles International, Inc.	2,254	58,581
Herbalife Nutrition Ltd. *	3,867	76,915
HF Foods Group, Inc. *	3,687	14,269
HilleVax, Inc. *	1,197	20,457
Honest Co., Inc. *	7,615	26,652
Hostess Brands, Inc. *	15,798	367,146
Huron Consulting Group, Inc. *	968	64,130
ICF International, Inc.	640	69,773
Icosavax, Inc. *	2,580	8,153
Ideaya Biosciences, Inc. *	4,170	62,216
IGM Biosciences, Inc. *	322	7,322
Imago Biosciences, Inc. *	1,260	18,963
ImmunityBio, Inc. *	2,149	10,681
ImmunoGen, Inc. *	12,772	61,050
Immunovant, Inc. *	4,619	25,774
Inari Medical, Inc. *	516	37,482
Information Services Group, Inc.	2,255	10,734
Ingles Markets, Inc. Class A	1,676	132,756
Innovage Holding Corp. *	2,027	11,919
Inogen, Inc. *	2,544	61,768
Inotiv, Inc. *	2,030	34,205
Inovio Pharmaceuticals, Inc. *	28,865	49,792
Instil Bio, Inc. *	8,169	39,538
Integer Holdings Corp. *	3,855	239,897
Intellia Therapeutics, Inc. *	3,047	170,510
Invitae Corp. *	27,651	68,021
Invivyd, Inc. *	5,966	18,674
Iovance Biotherapeutics, Inc. *	17,626	168,857
iTeos Therapeutics, Inc. *	2,746	52,311
Janux Therapeutics, Inc. *	1,973	26,714
John B Sanfilippo & Son, Inc.	406	30,746

	Shares	Value
John Wiley & Sons, Inc. Class A	384	$ 14,423
Jounce Therapeutics, Inc. *	5,044	11,803
KalVista Pharmaceuticals, Inc.*	2,841	41,223
Kelly Services, Inc. Class A	3,940	53,545
Keros Therapeutics, Inc. *	116	4,364
Kezar Life Sciences, Inc. *	6,149	52,943
Kiniksa Pharmaceuticals Ltd. Class A *	140	1,798
Kinnate Biopharma, Inc. *	3,406	40,702
Kodiak Sciences, Inc. *	3,912	30,279
Krispy Kreme, Inc.	6,153	70,944
Kronos Bio, Inc. *	4,714	15,792
Krystal Biotech, Inc. *	1,662	115,841
Kura Oncology, Inc. *	7,404	101,139
Kymera Therapeutics, Inc. *	4,444	96,746
Lancaster Colony Corp.	357	53,650
Landec Corp. *	2,885	25,648
Laureate Education, Inc.	12,602	132,951
Leafly Holdings, Inc. *	1,044	709
Lexicon Pharmaceuticals, Inc. *	6,044	14,506
LifeStance Health Group, Inc. *	7,889	52,225
Ligand Pharmaceuticals, Inc. *	1,553	133,729
Liquidia Corp. *	2,146	11,674
LivaNova PLC *	1,519	77,120
LiveRamp Holdings, Inc. *	7,762	140,958
Lyell Immunopharma, Inc. *	20,231	148,293
MacroGenics, Inc. *	7,373	25,511
MannKind Corp. *	25,894	80,012
Marathon Digital Holdings, Inc. *	12,991	139,134
MarketWise, Inc. *	1,370	3,124
MaxCyte, Inc. *	10,074	65,481
MeiraGTx Holdings PLC *	3,240	27,248
Merit Medical Systems, Inc. *	940	53,119
Mersana Therapeutics, Inc. *	10,545	71,284
MiMedx Group, Inc. *	12,953	37,175
Mission Produce, Inc. *	4,013	58,028
ModivCare, Inc. *	1,023	101,973
MoneyGram International, Inc. *	10,942	113,797
Moneylion, Inc. *	14,029	12,522
Monro, Inc.	3,740	162,540
Monte Rosa Therapeutics, Inc. *	3,354	27,402
Morphic Holding, Inc. *	479	13,556
Multiplan Corp. *	44,160	126,298
Myriad Genetics, Inc. *	9,303	177,501
Nano-X Imaging Ltd. * (Israel)	4,850	55,629
NanoString Technologies, Inc. *	528	6,743
National HealthCare Corp.	1,431	90,640
Natural Grocers by Vitamin Cottage, Inc.	169	1,823
Nature’s Sunshine Products, Inc. *	1,442	11,882
Nautilus Biotechnology, Inc. SPAC *	5,680	12,042
Nektar Therapeutics *	21,211	67,875
Neogen Corp. *	1,053	14,710
NeoGenomics, Inc. *	14,691	126,489
NGM Biopharmaceuticals, Inc. *	1,858	24,303
Nkarta, Inc. *	3,842	50,561
Nurix Therapeutics, Inc. *	5,430	70,753
Nuvalent, Inc. Class A *	1,973	38,355
Nuvation Bio, Inc. *	13,392	29,998
OPKO Health, Inc. *	47,070	88,962
OraSure Technologies, Inc. *	8,246	31,252
Orthofix Medical, Inc. *	2,260	43,189
Oscar Health, Inc. Class A *	14,054	70,129
Owens & Minor, Inc.	7,625	183,762
P3 Health Partners, Inc. *	1,094	5,054
Pacific Biosciences of California, Inc. *	26,313	152,747
Pardes Biosciences, Inc. *	4,052	7,496
Patterson Cos., Inc.	2,246	53,949
Paysafe Ltd. *	39,693	54,776
Pediatrix Medical Group, Inc. *	9,696	160,081
PepGen, Inc. *	860	7,809
Perdoceo Education Corp. *	7,667	78,970
PetIQ, Inc. *	675	4,657
PFSweb, Inc. *	2,044	19,050

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Phibro Animal Health Corp. Class A	107	$ 1,422
PMV Pharmaceuticals, Inc. *	4,385	52,181
Point Biopharma Global, Inc. SPAC *	444	3,432
Praxis Precision Medicines, Inc. *	4,093	9,291
Precigen, Inc. *	1,853	3,928
Prestige Consumer Healthcare, Inc. *	5,815	289,761
Primo Water Corp.	18,349	230,280
PROG Holdings, Inc. *	4,921	73,717
Protagonist Therapeutics, Inc. *	5,414	45,640
Provention Bio, Inc. *	876	3,942
PTC Therapeutics, Inc. *	2,011	100,952
Quad/Graphics, Inc. *	3,956	10,127
Quanex Building Products Corp.	3,851	69,934
Quanterix Corp. *	3,488	38,438
Quantum-Si, Inc. *	10,585	29,109
Rallybio Corp. *	359	5,195
RAPT Therapeutics, Inc. *	941	22,640
Reata Pharmaceuticals, Inc. Class A *	515	12,942
Recursion Pharmaceuticals, Inc. Class A *	14,494	154,216
REGENXBIO, Inc. *	4,707	124,406
Relay Therapeutics, Inc. *	8,196	183,345
Relmada Therapeutics, Inc. *	865	32,022
Repay Holdings Corp. *	10,276	72,549
Replimune Group, Inc. *	4,724	81,583
Resources Connection, Inc.	3,765	68,034
REVOLUTION Medicines, Inc. *	7,472	147,348
Riot Blockchain, Inc. *	15,844	111,066
Rocket Pharmaceuticals, Inc. *	5,161	82,370
RxSight, Inc. *	124	1,488
Sabre Corp. *	30,346	156,282
Sage Therapeutics, Inc. *	6,104	239,033
Sana Biotechnology, Inc. *	10,374	62,244
Sangamo Therapeutics, Inc. *	13,977	68,487
Science 37 Holdings, Inc. *	596	960
SeaSpine Holdings Corp. *	4,202	23,867
Seer, Inc. *	6,038	46,734
Select Medical Holdings Corp.	1,853	40,951
Sema4 Holdings Corp. *	18,772	16,472
Seneca Foods Corp. Class A *	651	32,836
Singular Genomics Systems, Inc. *	6,501	16,252
SomaLogic, Inc. *	15,322	44,434
Sorrento Therapeutics, Inc. *	37,785	59,322
SpartanNash Co.	4,195	121,739
Spire Global, Inc. *	14,563	15,728
SpringWorks Therapeutics, Inc. *	3,296	94,035
Sterling Check Corp. *	210	3,704
Stoke Therapeutics, Inc. *	2,639	33,885
StoneCo Ltd. Class A * (Brazil)	15,609	148,754
StoneMor, Inc. *	2,863	9,820
Strategic Education, Inc.	2,655	163,044
SunOpta, Inc. * (Canada)	794	7,225
Supernus Pharmaceuticals, Inc. *	5,703	193,047
Surgery Partners, Inc. *	555	12,987
Sutro Biopharma, Inc. *	5,682	31,535
Syndax Pharmaceuticals, Inc. *	4,735	113,782
Tactile Systems Technology, Inc. *	1,550	12,074
Talaris Therapeutics, Inc. *	2,750	7,232
Tango Therapeutics, Inc. *	5,436	19,678
Tarsus Pharmaceuticals, Inc. *	2,123	36,346
Tattooed Chef, Inc. *	441	2,196
Tejon Ranch Co. *	2,158	31,075
Tenaya Therapeutics, Inc. *	3,307	9,590
Textainer Group Holdings Ltd. (China)	4,506	121,031
Theravance Biopharma, Inc. *	796	8,071
Theseus Pharmaceuticals, Inc. *	1,942	11,264
Tootsie Roll Industries, Inc.	290	9,651
Travere Therapeutics, Inc. *	644	15,868
TreeHouse Foods, Inc. *	5,949	252,357
Tricida, Inc. *	3,101	32,498
Triton International Ltd. (Bermuda)	7,189	393,454
TrueBlue, Inc. *	3,742	71,397
Twist Bioscience Corp. *	2,006	70,691

	Shares	Value
Tyra Biosciences, Inc. *	1,504	$ 13,220
United Natural Foods, Inc. *	6,336	217,768
Universal Corp.	2,842	130,846
Utah Medical Products, Inc.	6	512
Utz Brands, Inc.	985	14,873
V2X, Inc. *	1,394	49,348
Vanda Pharmaceuticals, Inc. *	6,494	64,161
Varex Imaging Corp. *	4,428	93,608
Vaxart, Inc. *	11,582	25,249
VBI Vaccines, Inc. *	22,088	15,590
Vector Group Ltd.	14,348	126,406
Vera Therapeutics, Inc. *	130	2,770
Veracyte, Inc. *	8,415	139,689
Verve Therapeutics, Inc. *	4,512	154,987
Viad Corp. *	2,389	75,445
ViewRay, Inc. *	2,002	7,287
Village Super Market, Inc. Class A	900	17,397
Vintage Wine Estates, Inc. *	2,943	8,152
Vir Biotechnology, Inc. *	8,440	162,723
Viridian Therapeutics, Inc. *	823	16,880
VistaGen Therapeutics, Inc. *	4,412	671
Vivint Smart Home, Inc. *	8,236	54,193
Weis Markets, Inc.	1,935	137,849
Whole Earth Brands, Inc. *	4,413	16,946
Willdan Group, Inc. *	1,221	18,083
WW International, Inc. *	6,178	24,280
Xencor, Inc. *	6,696	173,962
Zentalis Pharmaceuticals, Inc. *	298	6,455
Zimvie, Inc. *	2,419	23,876

		22,448,417

Diversified - 0.0%
Professional Holding Corp. Class A *	1,435	37,224

Energy - 4.9%
Aemetis, Inc. *	3,677	22,503
Alto Ingredients, Inc. *	9,161	33,346
Amplify Energy Corp. *	1,051	6,905
Archaea Energy, Inc. *	4,705	84,737
Archrock, Inc.	15,837	101,673
Berry Corp.	7,684	57,630
Borr Drilling Ltd. * (United Arab Emirates)	12,245	40,653
Bristow Group, Inc. *	2,715	63,775
California Resources Corp.	8,899	341,988
Callon Petroleum Co. *	989	34,625
Chord Energy Corp.	1,988	271,899
Civitas Resources, Inc.	8,625	494,989
Cleanspark, Inc. *	5,394	17,153
CNX Resources Corp. *	20,749	322,232
CONSOL Energy, Inc.	243	15,630
Diamond Offshore Drilling, Inc. *	11,722	77,717
DMC Global, Inc. *	1,617	25,840
Dril-Quip, Inc. *	3,981	77,709
Eneti, Inc.	2,726	18,182
Equitrans Midstream Corp.	36,581	273,626
Excelerate Energy, Inc. Class A	2,145	50,193
Expro Group Holdings NV *	9,064	115,475
FuelCell Energy, Inc. *	12,538	42,754
FutureFuel Corp.	3,386	20,451
Gevo, Inc. *	23,568	53,735
Golar LNG Ltd. * (Bermuda)	10,940	272,625
Green Plains, Inc. *	4,998	145,292
Helix Energy Solutions Group, Inc. *	16,730	64,578
Helmerich & Payne, Inc.	12,044	445,267
Kinetik Holdings, Inc.	1,881	61,283
Murphy Oil Corp.	9,776	343,822
Nabors Industries Ltd. *	136	13,797
NACCO Industries, Inc. Class A	484	22,762
National Energy Services Reunited Corp. *	4,384	26,041
Newpark Resources, Inc. *	10,032	25,281

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
NextDecade Corp.*	487	$ 2,932
Noble Corp. PLC *	7,062	208,894
Northern Oil & Gas, Inc.	1,213	33,248
NOW, Inc. *	12,854	129,183
Oceaneering International, Inc. *	1,149	9,146
Oil States International, Inc. *	7,394	28,763
Patterson-UTI Energy, Inc.	8,168	95,402
PBF Energy, Inc. Class A *	8,754	307,791
Peabody Energy Corp. *	13,770	341,771
Permian Resources Corp. *	20,518	139,522
ProFrac Holding Corp. Class A *	870	13,233
ProPetro Holding Corp. *	10,255	82,553
REX American Resources Corp. *	2,025	56,538
Riley Exploration Permian, Inc.	470	8,921
Ring Energy, Inc. *	6,177	14,331
Select Energy Services, Inc. Class A *	8,473	59,057
Stem, Inc. *	890	11,873
SunCoke Energy, Inc.	9,533	55,387
Sunnova Energy International, Inc. *	11,584	255,775
Tidewater, Inc. *	4,954	107,502
US Silica Holdings, Inc. *	7,368	80,680
Vertex Energy, Inc. *	801	4,990
W&T Offshore, Inc. *	1,911	11,198
Warrior Met Coal, Inc.	5,411	153,889

		6,298,747

Financial - 38.2%
1st Source Corp.	2,006	92,878
Acadia Realty Trust REIT	10,698	135,009
ACNB Corp.	1,098	32,984
AFC Gamma, Inc. REIT	1,759	26,913
Agree Realty Corp. REIT	9,204	622,006
Alerus Financial Corp.	1,966	43,449
Alexander & Baldwin, Inc. REIT *	8,450	140,101
Allegiance Bancshares, Inc.	1,977	82,303
Amalgamated Financial Corp.	1,836	41,402
Ambac Financial Group, Inc. *	5,199	66,287
Amerant Bancorp, Inc.	3,347	83,139
American Assets Trust, Inc. REIT	5,869	150,951
American Equity Investment Life Holding Co.	8,611	321,104
American National Bankshares, Inc.	1,387	44,315
American Realty Investors, Inc. *	146	2,324
Ameris Bancorp	7,773	347,531
AMERISAFE, Inc.	2,373	110,890
Angel Oak Mortgage, Inc. REIT	1,465	17,551
Anywhere Real Estate, Inc. *	13,159	106,719
Apartment Investment & Management Co. Class A REIT	17,357	126,706
Apollo Commercial Real Estate Finance, Inc. REIT	16,320	135,456
Apple Hospitality REIT, Inc.	25,253	355,057
Applied Blockchain, Inc. *	805	1,369
Arbor Realty Trust, Inc. REIT	19,238	221,237
Ares Commercial Real Estate Corp. REIT	6,001	62,710
Argo Group International Holdings Ltd.	3,752	72,264
Armada Hoffler Properties, Inc. REIT	7,515	78,006
ARMOUR Residential REIT, Inc.	13,433	65,419
Arrow Financial Corp.	1,848	53,254
Artisan Partners Asset Management, Inc. Class A	2,637	71,014
Ashford Hospitality Trust, Inc. REIT *	4,003	27,260
AssetMark Financial Holdings, Inc. *	2,546	46,566
Associated Banc-Corp.	17,742	356,259
Associated Capital Group, Inc. Class A	158	5,808
Atlantic Union Bankshares Corp.	8,943	271,688
Atlanticus Holdings Corp. *	201	5,272
Axos Financial, Inc. *	6,011	205,757
Banc of California, Inc.	6,719	107,302
BancFirst Corp.	972	86,965
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	3,129	40,865

	Shares	Value
Bancorp, Inc. *	2,619	$ 57,566
Bank First Corp.	816	62,408
Bank of Marin Bancorp	2,015	60,349
Bank of NT Butterfield & Son Ltd. (Bermuda)	5,662	183,789
BankUnited, Inc.	8,286	283,133
Bankwell Financial Group, Inc.	862	25,093
Banner Corp.	3,558	210,207
Bar Harbor Bankshares	1,958	51,926
BayCom Corp.	1,466	25,772
BCB Bancorp, Inc.	1,879	31,624
Berkshire Hills Bancorp, Inc.	4,879	133,197
BGC Partners, Inc. Class A	37,272	117,034
Blackstone Mortgage Trust, Inc. Class A REIT	19,949	465,610
Blue Foundry Bancorp *	3,249	36,226
Blue Ridge Bankshares, Inc.	2,262	28,750
Bluerock Residential Growth REIT, Inc.	2,145	57,379
Braemar Hotels & Resorts, Inc. REIT	7,753	33,338
Brandywine Realty Trust REIT	19,786	133,555
Bread Financial Holdings, Inc.	4,633	145,708
Bridgewater Bancshares, Inc. *	2,161	35,592
Brightsphere Investment Group, Inc.	429	6,396
BrightSpire Capital, Inc. REIT	11,049	69,719
Broadmark Realty Capital, Inc. REIT	14,766	75,454
Broadstone Net Lease, Inc. REIT	19,600	304,388
Brookfield Business Corp. Class A (Canada)	387	8,553
Brookline Bancorp, Inc.	7,947	92,583
BRT Apartments Corp. REIT	1,371	27,845
Business First Bancshares, Inc.	2,750	59,207
Byline Bancorp, Inc.	3,112	63,018
Cadence Bank	16,694	424,195
Cambridge Bancorp	868	69,214
Camden National Corp.	1,811	77,149
Cannae Holdings, Inc. *	8,414	173,833
Capital Bancorp, Inc.	1,237	28,575
Capital City Bank Group, Inc.	1,726	53,696
Capitol Federal Financial, Inc.	14,071	116,789
Capstar Financial Holdings, Inc.	2,683	49,716
CareTrust REIT, Inc.	10,460	189,431
Carter Bankshares, Inc. *	2,971	47,833
Cathay General Bancorp	8,568	329,525
CBL & Associates Properties, Inc. REIT	2,590	66,330
CBTX, Inc. *	2,369	69,293
Centerspace REIT	1,772	119,291
Central Pacific Financial Corp.	2,786	57,642
Chatham Lodging Trust REIT *	5,572	54,996
Chicago Atlantic Real Estate Finance, Inc.	655	9,439
Chimera Investment Corp. REIT	27,440	143,237
Citizens & Northern Corp.	2,015	48,723
City Holding Co.	1,545	137,026
City Office REIT, Inc.	4,831	48,165
Civista Bancshares, Inc.	1,991	41,333
Claros Mortgage Trust, Inc. REIT	10,740	126,088
CNB Financial Corp.	2,131	50,228
CNO Financial Group, Inc.	13,560	243,673
Colony Bankcorp, Inc.	2,150	28,014
Columbia Banking System, Inc.	8,748	252,730
Columbia Financial, Inc. *	2,818	59,544
Community Bank System, Inc.	5,827	350,086
Community Healthcare Trust, Inc. REIT	1,091	35,730
Community Trust Bancorp, Inc.	1,972	79,965
Compass Diversified Holdings	7,450	134,547
ConnectOne Bancorp, Inc.	4,549	104,900
Consumer Portfolio Services, Inc. *	1,137	8,266
Corporate Office Properties Trust REIT	11,717	272,186
Cowen, Inc. Class A	3,086	119,243
Crawford & Co. Class A	2,044	11,733
CrossFirst Bankshares, Inc. *	5,645	73,667
Cryptyde, Inc. *	848	587
CTO Realty Growth, Inc. REIT	2,035	38,136
Curo Group Holdings Corp.	675	2,707
Customers Bancorp, Inc. *	3,442	101,470
CVB Financial Corp.	15,810	400,309

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
DiamondRock Hospitality Co. REIT	24,459	$ 183,687
Dime Community Bancshares, Inc.	3,999	117,091
Diversified Healthcare Trust REIT	28,505	28,223
Doma Holdings, Inc. *	15,529	6,823
Donegal Group, Inc. Class A	2,166	29,219
Douglas Elliman, Inc.	8,220	33,702
Dynex Capital, Inc. REIT	4,898	57,062
Eagle Bancorp, Inc.	3,593	161,038
Easterly Government Properties, Inc. REIT	10,505	165,664
Eastern Bankshares, Inc.	14,772	290,122
eHealth, Inc. *	2,330	9,110
Ellington Financial, Inc. REIT	6,599	75,031
Empire State Realty Trust, Inc. Class A REIT	15,696	102,966
Employers Holdings, Inc.	2,894	99,814
Enact Holdings, Inc.	3,655	81,031
Encore Capital Group, Inc. *	2,758	125,434
Enova International, Inc. *	3,667	107,333
Enstar Group Ltd. *	1,344	227,929
Enterprise Bancorp, Inc.	1,281	38,315
Enterprise Financial Services Corp.	4,266	187,875
Equity Bancshares, Inc. Class A	1,998	59,201
Equity Commonwealth REIT	12,381	301,601
Esquire Financial Holdings, Inc.	190	7,135
Essent Group Ltd.	12,470	434,829
Essential Properties Realty Trust, Inc. REIT	14,874	289,299
EZCORP, Inc. Class A *	5,769	44,479
Farmers & Merchants Bancorp, Inc.	1,003	26,951
Farmers National Banc Corp.	3,984	52,151
Farmland Partners, Inc. REIT	5,465	69,242
FB Financial Corp.	4,317	164,953
Federal Agricultural Mortgage Corp. Class C	1,059	104,989
Finance Of America Cos., Inc. Class A *	4,874	7,214
Financial Institutions, Inc.	2,039	49,079
First BanCorp	19,662	268,976
First Bancorp, Inc.	1,342	36,972
First Bancorp/Southern Pines NC	4,103	150,088
First Bancshares, Inc.	2,499	74,645
First Bank	2,118	28,953
First Busey Corp.	6,323	138,980
First Business Financial Services, Inc.	1,064	34,378
First Commonwealth Financial Corp.	9,709	124,664
First Community Bankshares, Inc.	2,068	66,238
First Financial Bancorp	9,913	208,966
First Financial Corp.	1,438	64,983
First Foundation, Inc.	6,327	114,772
First Guaranty Bancshares, Inc.	647	14,156
First Internet Bancorp	1,102	37,314
First Interstate BancSystem, Inc. Class A	10,833	437,112
First Merchants Corp.	6,850	264,958
First Mid Bancshares, Inc.	2,377	75,993
First of Long Island Corp.	2,943	50,737
First Western Financial, Inc. *	1,051	25,907
Five Star Bancorp	1,009	28,615
Flagstar Bancorp, Inc.	5,404	180,494
Flushing Financial Corp.	4,304	83,368
Four Corners Property Trust, Inc. REIT	8,607	208,203
Franklin BSP Realty Trust, Inc. REIT	9,300	100,161
Franklin Street Properties Corp. REIT	11,778	30,976
FRP Holdings, Inc. *	775	42,129
Fulton Financial Corp.	19,356	305,825
FVCBankcorp, Inc. *	1,465	28,084
GAMCO Investors, Inc. Class A	38	648
GCM Grosvenor, Inc. Class A	589	4,647
Genworth Financial, Inc. Class A *	52,858	185,003
German American Bancorp, Inc.	3,386	120,914
Getty Realty Corp. REIT	4,826	129,771
Glacier Bancorp, Inc.	11,418	560,966
Gladstone Commercial Corp. REIT	450	6,975
Gladstone Land Corp. REIT	1,716	31,060
Global Medical REIT, Inc.	7,052	60,083
Global Net Lease, Inc. REIT	12,074	128,588
Goosehead Insurance, Inc. Class A *	314	11,191

	Shares	Value
Granite Point Mortgage Trust, Inc. REIT	6,040	$ 38,898
Great Southern Bancorp, Inc.	1,195	68,199
Greenlight Capital Re Ltd. Class A *	3,229	24,024
Guaranty Bancshares, Inc.	1,133	39,190
Hancock Whitney Corp.	10,095	462,452
Hanmi Financial Corp.	3,185	75,421
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	9,330	279,247
HarborOne Bancorp, Inc.	5,639	75,675
HBT Financial, Inc.	1,542	27,987
Heartland Financial USA, Inc.	4,949	214,589
Heritage Commerce Corp.	7,393	83,837
Heritage Financial Corp.	3,568	94,445
Hersha Hospitality Trust REIT	3,444	27,483
Hilltop Holdings, Inc.	6,078	151,038
Hingham Institution For Savings	176	44,195
Hippo Holdings, Inc. *	1,879	34,827
Home Bancorp, Inc.	967	37,703
Home BancShares, Inc.	22,480	506,025
Home Point Capital, Inc.	1,033	1,591
HomeStreet, Inc.	1,930	55,603
HomeTrust Bancshares, Inc.	1,604	35,448
Hope Bancorp, Inc.	11,956	151,124
Horace Mann Educators Corp.	4,325	152,629
Horizon Bancorp, Inc.	5,025	90,249
Independence Realty Trust, Inc. REIT	25,913	433,524
Independent Bank Corp.	4,670	348,055
Independent Bank Corp. MI	2,621	50,061
Independent Bank Group, Inc.	4,241	260,355
Indus Realty Trust, Inc. REIT	564	29,537
Industrial Logistics Properties Trust REIT	7,218	39,699
International Bancshares Corp.	6,409	272,382
InvenTrust Properties Corp. REIT	7,908	168,678
Invesco Mortgage Capital, Inc. REIT	3,828	42,491
Investors Title Co.	137	19,317
iStar, Inc. REIT	8,029	74,349
Jackson Financial, Inc. Class A	8,941	248,113
James River Group Holdings Ltd.	4,128	94,160
John Marshall Bancorp, Inc.	1,397	34,310
Kearny Financial Corp.	7,742	82,220
Kennedy-Wilson Holdings, Inc.	13,870	214,430
Kite Realty Group Trust REIT	25,584	440,556
KKR Real Estate Finance Trust, Inc. REIT	6,453	104,861
Ladder Capital Corp. REIT	13,274	118,935
Lakeland Bancorp, Inc.	7,628	122,124
Lakeland Financial Corp.	233	16,965
Legacy Housing Corp. *	967	16,584
Lemonade, Inc. *	5,520	116,914
LendingClub Corp. *	11,406	126,036
Live Oak Bancshares, Inc.	899	27,509
LTC Properties, Inc. REIT	4,648	174,068
Luther Burbank Corp.	2,213	25,715
LXP Industrial Trust REIT	32,315	296,005
Macatawa Bank Corp.	3,778	34,984
Macerich Co. REIT	25,129	199,524
Manning & Napier, Inc.	1,098	13,472
MBIA, Inc. *	5,706	52,495
Mercantile Bank Corp.	2,013	59,806
Merchants Bancorp	1,992	45,955
Mercury General Corp.	3,239	92,052
Metrocity Bankshares, Inc.	1,814	35,627
Metropolitan Bank Holding Corp. *	1,169	75,237
MFA Financial, Inc. REIT	12,000	93,360
Mid Penn Bancorp, Inc.	1,899	54,558
Midland States Bancorp, Inc.	2,713	63,945
MidWestOne Financial Group, Inc.	1,821	49,695
Moelis & Co. Class A	3,827	129,391
Mr Cooper Group, Inc. *	8,234	333,477
MVB Financial Corp.	1,320	36,736
National Bank Holdings Corp. Class A	2,985	110,415
National Health Investors, Inc. REIT	5,056	285,816
National Western Life Group, Inc. Class A	294	50,215

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Navient Corp.	13,177	$ 193,570
NBT Bancorp, Inc.	4,446	168,726
Necessity Retail REIT, Inc. REIT	15,604	91,752
Nelnet, Inc. Class A	1,714	135,732
NETSTREIT Corp. REIT	7,062	125,774
New York Mortgage Trust, Inc. REIT	45,188	105,740
Newmark Group, Inc. Class A	15,371	123,890
Nexpoint Real Estate Finance, Inc. REIT	813	12,179
NexPoint Residential Trust, Inc. REIT	155	7,163
NI Holdings, Inc. *	1,048	14,001
Nicolet Bankshares, Inc. *	1,350	95,094
NMI Holdings, Inc. Class A *	9,185	187,098
Northeast Bank	824	30,216
Northfield Bancorp, Inc.	5,045	72,194
Northwest Bancshares, Inc.	13,086	176,792
OceanFirst Financial Corp.	7,251	135,159
Office Properties Income Trust REIT	5,668	79,635
OFG Bancorp	5,094	128,012
Old National Bancorp	34,626	570,290
Old Second Bancorp, Inc.	5,371	70,092
One Liberty Properties, Inc. REIT	1,823	38,319
Oportun Financial Corp. *	3,134	13,696
Oppenheimer Holdings, Inc. Class A	986	30,546
OppFi, Inc. *	1,461	3,360
Orchid Island Capital, Inc. REIT	4,168	34,178
Origin Bancorp, Inc.	2,760	106,177
Orion Office REIT, Inc. REIT	6,585	57,619
Orrstown Financial Services, Inc.	1,412	33,775
Pacific Premier Bancorp, Inc.	10,462	323,904
Paramount Group, Inc. REIT	22,390	139,490
Park National Corp.	1,674	208,380
Parke Bancorp, Inc.	1,411	29,575
Pathward Financial, Inc.	2,168	71,457
PCB Bancorp	1,560	28,189
PCSB Financial Corp.	1,714	30,732
Peapack-Gladstone Financial Corp.	2,230	75,039
Pebblebrook Hotel Trust REIT	15,211	220,712
PennyMac Financial Services, Inc.	3,381	145,045
PennyMac Mortgage Investment Trust REIT	8,530	100,483
Peoples Bancorp, Inc.	3,457	100,011
Peoples Financial Services Corp.	926	43,374
Perella Weinberg Partners	453	2,867
Physicians Realty Trust REIT	26,445	397,733
Piedmont Office Realty Trust, Inc. Class A REIT	14,419	152,265
Pioneer Bancorp, Inc. *	1,843	17,545
Piper Sandler Cos.	2,020	211,575
Plymouth Industrial REIT, Inc. REIT	4,382	73,661
Postal Realty Trust, Inc. Class A REIT	769	11,281
PotlatchDeltic Corp. REIT	8,489	348,389
PRA Group, Inc. *	4,505	148,034
Preferred Bank	417	27,201
Premier Financial Corp.	4,670	120,019
Primis Financial Corp.	3,039	36,863
ProAssurance Corp.	5,583	108,924
Provident Bancorp, Inc.	1,873	26,803
Provident Financial Services, Inc.	7,735	150,832
QCR Holdings, Inc.	1,996	101,676
Radian Group, Inc.	19,241	371,159
Radius Global Infrastructure, Inc. Class A *	8,893	83,772
RBB Bancorp	1,924	39,981
RE/MAX Holdings, Inc. Class A	2,187	41,356
Ready Capital Corp. REIT	8,773	88,958
Red River Bancshares, Inc.	563	27,829
Redwood Trust, Inc. REIT	13,662	78,420
Regional Management Corp.	903	25,320
Renasant Corp.	5,951	186,147
Republic Bancorp, Inc. Class A	1,135	43,470
Republic First Bancorp, Inc. *	5,642	15,967
Retail Opportunity Investments Corp. REIT	14,271	196,369
RLJ Lodging Trust REIT	18,751	189,760
RMR Group, Inc. Class A	681	16,133

	Shares	Value
Root, Inc. Class A *	947	$ 7,462
RPT Realty REIT	9,674	73,135
Ryman Hospitality Properties, Inc. REIT	6,302	463,764
S&T Bancorp, Inc.	3,990	116,947
Sabra Health Care REIT, Inc.	27,039	354,752
Safehold, Inc. REIT	971	25,693
Safety Insurance Group, Inc.	1,603	130,741
Sandy Spring Bancorp, Inc.	5,241	184,798
Saul Centers, Inc. REIT	110	4,125
Sculptor Capital Management, Inc.	1,780	15,735
Seacoast Banking Corp. of Florida	6,669	201,604
Selective Insurance Group, Inc.	7,047	573,626
Selectquote, Inc. *	15,706	11,465
Seritage Growth Properties REIT *	4,677	42,187
Service Properties Trust REIT	19,133	99,300
Shore Bancshares, Inc.	2,405	41,655
Sierra Bancorp	1,888	37,288
Silvergate Capital Corp. Class A *	775	58,396
Simmons First National Corp. Class A	13,075	284,904
SiriusPoint Ltd. * (Bermuda)	10,248	50,728
SITE Centers Corp. REIT	23,242	248,922
SmartFinancial, Inc.	2,067	51,076
South Plains Financial, Inc.	1,287	35,470
Southern First Bancshares, Inc. *	992	41,327
Southern Missouri Bancorp, Inc.	991	50,571
Southside Bancshares, Inc.	3,276	115,839
SouthState Corp.	8,833	698,867
STAG Industrial, Inc. REIT	21,158	601,522
Sterling Bancorp, Inc. *	2,216	13,362
Stewart Information Services Corp.	2,968	129,524
Stock Yards Bancorp, Inc.	618	42,030
StoneX Group, Inc. *	1,843	152,858
Stratus Properties, Inc.	658	15,331
Summit Financial Group, Inc.	1,447	38,982
Summit Hotel Properties, Inc. REIT	12,049	80,969
Sunlight Financial Holdings, Inc. *	2,771	3,436
Sunstone Hotel Investors, Inc. REIT	24,862	234,200
SWK Holdings Corp. *	205	3,485
Terreno Realty Corp. REIT	8,717	461,914
Texas Capital Bancshares, Inc. *	5,948	351,110
Third Coast Bancshares, Inc. *	1,465	25,066
Tiptree, Inc.	2,922	31,441
Tompkins Financial Corp.	1,621	117,717
Towne Bank	8,101	217,350
TPG RE Finance Trust, Inc. REIT	8,168	57,176
Transcontinental Realty Investors, Inc. REIT *	99	3,995
Trean Insurance Group, Inc. *	2,535	8,619
TriCo Bancshares	3,767	168,197
Triumph Bancorp, Inc. *	1,748	95,004
TrustCo Bank Corp.	1,916	60,201
Trustmark Corp.	6,380	195,419
Two Harbors Investment Corp. REIT	40,239	133,593
UMB Financial Corp.	5,137	432,998
UMH Properties, Inc. REIT	990	15,988
United Bankshares, Inc.	15,291	546,653
United Community Banks, Inc.	12,003	397,299
United Fire Group, Inc.	2,491	71,566
Uniti Group, Inc. REIT	27,787	193,120
Unity Bancorp, Inc.	986	24,758
Universal Insurance Holdings, Inc.	2,508	24,704
Univest Financial Corp.	3,624	85,092
Urban Edge Properties REIT	13,542	180,650
Urstadt Biddle Properties, Inc. Class A REIT	3,193	49,523
USCB Financial Holdings, Inc. *	1,963	25,735
Valley National Bancorp	50,850	549,180
Velocity Financial, Inc. *	890	9,648
Veris Residential, Inc. REIT *	9,928	112,881
Veritex Holdings, Inc.	4,266	113,433
Victory Capital Holdings, Inc. Class A	1,394	32,494
Virtus Investment Partners, Inc.	734	117,088
Walker & Dunlop, Inc.	1,149	96,206
Washington Federal, Inc.	7,782	233,304

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Washington Real Estate Investment Trust REIT	10,290	$ 180,692
Washington Trust Bancorp, Inc.	2,130	99,002
Waterstone Financial, Inc.	2,601	42,032
WesBanco, Inc.	7,008	233,857
West BanCorp, Inc.	1,763	36,688
Westamerica BanCorp	2,234	116,816
Whitestone REIT	5,301	44,846
World Acceptance Corp. *	147	14,233
WSFS Financial Corp.	6,630	308,030
Xenia Hotels & Resorts, Inc. REIT	13,315	183,614

		48,922,913

Industrial - 11.1%
908 Devices, Inc. *	1,964	32,308
AAR Corp. *	4,009	143,602
Aerojet Rocketdyne Holdings, Inc. *	2,328	93,097
AerSale Corp. *	1,826	33,854
Air Transport Services Group, Inc. *	4,297	103,515
Akoustis Technologies, Inc. *	361	1,072
Alamo Group, Inc.	168	20,541
Albany International Corp. Class A	2,937	231,524
Allied Motion Technologies, Inc.	94	2,690
Altra Industrial Motion Corp.	7,599	255,478
American Woodmark Corp. *	1,830	80,264
AMMO, Inc. *	10,095	29,578
ArcBest Corp.	1,940	141,096
Archer Aviation, Inc. Class A *	16,672	43,514
Arcosa, Inc.	5,661	323,696
Ardmore Shipping Corp. * (Ireland)	3,958	36,137
Argan, Inc.	1,582	50,893
Astec Industries, Inc.	2,656	82,841
Astra Space, Inc. *	18,844	11,514
Astronics Corp. *	2,943	23,132
Atlas Air Worldwide Holdings, Inc. *	3,266	312,132
Atlas Technical Consultants, Inc. *	558	3,711
AZZ, Inc.	2,764	100,914
Barnes Group, Inc.	5,746	165,944
Belden, Inc.	2,363	141,827
Benchmark Electronics, Inc.	4,008	99,318
Boise Cascade Co.	3,660	217,624
Brady Corp. Class A	1,254	52,329
Caesarstone Ltd.	2,543	23,675
Centrus Energy Corp. Class A *	1,010	41,390
Chase Corp.	649	54,237
CIRCOR International, Inc. *	1,530	25,230
Columbus McKinnon Corp.	3,255	85,151
Comtech Telecommunications Corp.	3,122	31,251
Concrete Pumping Holdings, Inc. *	2,752	17,750
Costamare, Inc. (Monaco)	6,062	54,255
Covenant Logistics Group, Inc.	1,190	34,153
CryoPort, Inc. *	963	23,459
DHT Holdings, Inc.	15,984	120,839
Dorian LPG Ltd.	3,573	48,486
Ducommun, Inc. *	1,276	50,606
DXP Enterprises, Inc. *	1,764	41,772
Eagle Bulk Shipping, Inc.	1,572	67,879
Eastman Kodak Co. *	6,649	30,519
Encore Wire Corp.	2,156	249,104
EnerSys	4,280	248,968
EnPro Industries, Inc.	2,437	207,096
ESCO Technologies, Inc.	2,729	200,418
ESS Tech, Inc. *	784	3,207
Evolv Technologies Holdings, Inc. *	9,859	20,901
FARO Technologies, Inc. *	1,987	54,523
Fathom Digital Manufacturing C *	1,317	2,673
FLEX LNG Ltd. * (Norway)	3,336	105,651
Fluor Corp. *	1,474	36,688
Frontdoor, Inc. *	9,644	196,641
Frontline Ltd. (Norway)	14,543	158,955
GATX Corp.	3,910	332,936

	Shares	Value
Genco Shipping & Trading Ltd.	4,293	$ 53,791
Gibraltar Industries, Inc. *	3,733	152,792
Golden Ocean Group Ltd. * (Norway)	14,383	107,441
GoPro, Inc. Class A *	15,038	74,137
Gorman-Rupp Co.	2,083	49,555
Granite Construction, Inc.	5,241	133,069
Great Lakes Dredge & Dock Corp. *	5,610	42,524
Greenbrier Cos., Inc.	3,733	90,600
Greif, Inc. Class A	2,647	157,682
Greif, Inc. Class B	508	30,886
Griffon Corp.	2,640	77,933
Harsco Corp. *	9,297	34,771
Heartland Express, Inc.	5,399	77,260
Heritage-Crystal Clean, Inc. *	1,804	53,344
Hillenbrand, Inc.	4,064	149,230
Hillman Solutions Corp. *	15,611	117,707
Hub Group, Inc. Class A *	3,916	270,126
Hydrofarm Holdings Group, Inc. *	5,323	10,327
Hyster-Yale Materials Handling, Inc.	1,296	27,877
Ichor Holdings Ltd. *	3,267	79,094
IES Holdings, Inc. *	280	7,734
International Seaways, Inc.	5,744	201,787
Itron, Inc. *	4,868	204,991
JELD-WEN Holding, Inc. *	6,214	54,372
Joby Aviation, Inc. *	2,750	11,907
Kaman Corp.	3,311	92,476
Kennametal, Inc.	9,641	198,412
Kimball Electronics, Inc. *	2,730	46,819
Knowles Corp. *	10,447	127,140
Kratos Defense & Security Solutions, Inc. *	14,463	146,944
Li-Cycle Holdings Corp. * (Canada)	9,841	52,354
Luxfer Holdings PLC (United Kingdom)	1,738	25,201
Manitowoc Co., Inc. *	3,921	30,388
Marten Transport Ltd.	1,763	33,779
Materion Corp.	146	11,680
Matson, Inc.	4,514	277,701
Matthews International Corp. Class A	3,540	79,331
Mirion Technologies, Inc. *	15,936	119,042
Modine Manufacturing Co. *	5,796	75,000
Momentus, Inc. *	4,592	6,291
Moog, Inc. Class A	2,781	195,643
Mueller Industries, Inc.	4,199	249,589
National Presto Industries, Inc.	613	39,876
NL Industries, Inc.	911	7,042
nLight, Inc. *	5,168	48,838
Nordic American Tankers Ltd.	23,077	61,616
Northwest Pipe Co. *	895	25,149
NuScale Power Corp. *	3,607	42,130
O-I Glass, Inc. *	3,517	45,545
Olympic Steel, Inc.	1,071	24,429
OSI Systems, Inc. *	1,671	120,412
Pactiv Evergreen, Inc.	5,124	44,733
Park Aerospace Corp.	2,068	22,831
Plexus Corp. *	464	40,628
Powell Industries, Inc.	1,063	22,408
Primoris Services Corp.	5,804	94,315
Proto Labs, Inc. *	2,717	98,980
PureCycle Technologies, Inc. *	2,567	20,716
Radiant Logistics, Inc. *	3,101	17,645
Ranpak Holdings Corp. *	5,139	17,575
RBC Bearings, Inc. *	2,851	592,466
Redwire Corp. *	1,776	4,227
Ryerson Holding Corp.	2,144	55,187
Safe Bulkers, Inc. (Greece)	8,581	21,195
Sanmina Corp. *	6,656	306,708
Scorpio Tankers, Inc. (Monaco)	5,696	239,460
SFL Corp. Ltd. (Norway)	13,311	121,263
Sight Sciences, Inc. *	2,327	14,776
Smith & Wesson Brands, Inc.	5,040	52,265
SPX Technologies, Inc. *	5,112	282,285
Standex International Corp.	1,382	112,840
Sterling Infrastructure, Inc. *	533	11,443

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Stoneridge, Inc. *	2,586	$ 43,833
Sturm Ruger & Co., Inc.	177	8,990
Summit Materials, Inc. Class A *	13,925	333,643
Teekay Corp. * (Bermuda)	8,189	29,398
Teekay Tankers Ltd. Class A * (Bermuda)	2,647	72,898
Tennant Co.	1,212	68,551
Terex Corp.	4,015	119,406
Thermon Group Holdings, Inc. *	3,691	56,878
TimkenSteel Corp. *	5,418	81,216
Tredegar Corp.	3,176	29,981
TriMas Corp.	4,795	120,211
Trinity Industries, Inc.	8,176	174,558
Triumph Group, Inc. *	7,564	64,975
TTM Technologies, Inc. *	11,752	154,891
Turtle Beach Corp. *	409	2,789
Tutor Perini Corp. *	4,878	26,927
UFP Industries, Inc.	875	63,140
Universal Logistics Holdings, Inc.	188	5,963
View, Inc. *	13,240	17,742
Vishay Intertechnology, Inc.	15,462	275,069
Vishay Precision Group, Inc. *	1,340	39,651
Werner Enterprises, Inc.	6,628	249,213
Worthington Industries, Inc.	3,681	140,393

		14,230,584

Technology - 4.0%
1Life Healthcare, Inc. *	21,024	360,562
3D Systems Corp. *	14,852	118,519
ACM Research, Inc. Class A *	4,853	60,468
ACV Auctions, Inc. Class A *	6,907	49,661
Allscripts Healthcare Solutions, Inc. *	12,788	194,761
Alpha & Omega Semiconductor Ltd. *	585	17,995
American Software, Inc. Class A	1,147	17,572
Amkor Technology, Inc.	9,463	161,344
Avaya Holdings Corp. *	10,289	16,360
Avid Technology, Inc. *	1,584	36,844
AvidXchange Holdings, Inc. *	1,805	15,198
AXT, Inc. *	4,625	30,988
Bandwidth, Inc. Class A *	2,217	26,382
Benefitfocus, Inc. *	829	5,264
Blackbaud, Inc. *	322	14,187
Blend Labs, Inc. Class A *	21,826	48,235
Brightcove, Inc. *	1,244	7,837
C3.ai, Inc. Class A *	6,563	82,038
Cantaloupe, Inc. *	2,955	10,283
Cardlytics, Inc. *	3,782	35,551
Cerence, Inc. *	4,639	73,064
Cohu, Inc. *	5,590	144,110
Computer Programs & Systems, Inc.*	1,595	44,469
Conduent, Inc. *	20,106	67,154
Consensus Cloud Solutions, Inc. *	977	46,212
Convey Health Solutions Holdings, Inc. *	1,925	20,232
Corsair Gaming, Inc. *	2,037	23,120
Cvent Holding Corp. *	5,434	28,529
Daily Journal Corp. *	135	34,613
Desktop Metal, Inc. Class A *	30,747	79,635
Diebold Nixdorf, Inc. *	2,222	5,422
Digi International, Inc. *	2,631	90,954
Digimarc Corp. *	83	1,125
Diodes, Inc. *	1,433	93,016
Donnelley Financial Solutions, Inc. *	2,822	104,329
E2open Parent Holdings, Inc. *	23,352	141,747
Ebix, Inc.	2,455	46,571
eGain Corp. *	1,329	9,768
EverCommerce, Inc. *	2,523	27,576
Faraday Future Intelligent Electric, Inc. *	5,173	3,291
Fastly, Inc. Class A *	13,138	120,344
ForgeRock, Inc. Class A *	1,003	14,574
Health Catalyst, Inc. *	6,394	62,022
Hims & Hers Health, Inc. *	2,226	12,421
Impinj, Inc. *	232	18,567

	Shares	Value
Inseego Corp. *	7,888	$ 16,328
Insight Enterprises, Inc. *	606	49,941
Inspired Entertainment, Inc. *	783	6,914
Instructure Holdings, Inc. *	1,712	38,143
Integral Ad Science Holding Corp. *	3,143	22,755
IonQ, Inc. *	12,040	61,043
Kaleyra, Inc. * (Italy)	3,021	2,930
Latch, Inc. *	12,494	11,914
LiveVox Holdings, Inc. *	2,880	8,496
Loyalty Ventures, Inc. *	1,637	1,981
Markforged Holding Corp. *	11,159	22,095
Matterport, Inc. *	7,284	27,606
Maximus, Inc.	463	26,794
MicroStrategy, Inc. Class A *	452	95,942
Mitek Systems, Inc. *	315	2,885
N-Able, Inc. *	1,057	9,756
NetScout Systems, Inc. *	7,992	250,309
NextGen Healthcare, Inc. *	3,496	61,879
Olo, Inc. Class A *	10,562	83,440
ON24, Inc. *	4,970	43,736
OneSpan, Inc. *	3,002	25,847
Ouster, Inc. *	16,176	15,584
Outbrain, Inc. *	4,479	16,348
PAR Technology Corp. *	1,939	57,259
Parsons Corp. *	3,972	155,702
Pear Therapeutics, Inc. *	4,327	8,827
Photronics, Inc. *	1,847	27,003
Phreesia, Inc. *	3,023	77,026
Ping Identity Holding Corp. *	9,024	253,304
Playstudios, Inc. *	4,483	15,646
Porch Group, Inc. *	9,708	21,843
PowerSchool Holdings, Inc. Class A *	3,508	58,549
PROS Holdings, Inc. *	1,703	42,064
PubMatic, Inc. Class A *	493	8,199
Rackspace Technology, Inc. *	6,776	27,646
Rambus, Inc. *	2,050	52,111
Rigetti Computing, Inc. *	4,019	7,556
Sapiens International Corp. NV (Israel)	990	18,988
SecureWorks Corp. Class A *	1,301	10,473
Sharecare, Inc. *	34,202	64,984
Skillsoft Corp. *	9,574	17,520
Skillz, Inc. *	36,840	37,577
SolarWinds Corp. *	5,693	44,121
Sumo Logic, Inc. *	4,698	35,235
Ultra Clean Holdings, Inc.*	3,467	89,275
Unisys Corp. *	2,112	15,946
Upland Software, Inc. *	3,417	27,780
Veeco Instruments, Inc. *	1,225	22,442
Verint Systems, Inc. *	699	23,472
Vuzix Corp. *	831	4,812
WM Technology, Inc. *	735	1,183
Xerox Holdings Corp.	13,493	176,488
Xperi Holding Corp. *	12,202	172,536

		5,101,147

Utilities - 4.8%
ALLETE, Inc.	6,695	335,085
Altus Power, Inc. *	3,245	35,727
American States Water Co.	2,263	176,401
Artesian Resources Corp. Class A	276	13,281
Avista Corp.	8,518	315,592
Black Hills Corp.	7,671	519,557
California Water Service Group	4,663	245,694
Chesapeake Utilities Corp.	863	99,582
MGE Energy, Inc.	2,459	161,384
New Jersey Resources Corp.	10,386	401,938
Northwest Natural Holding Co.	4,044	175,429
NorthWestern Corp.	6,640	327,219
ONE Gas, Inc.	6,313	444,372
Ormat Technologies, Inc.	2,351	202,656
Otter Tail Corp.	2,651	163,090

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
PNM Resources, Inc.	9,938	$ 454,465
Portland General Electric Co.	10,463	454,722
SJW Group	3,133	180,461
South Jersey Industries, Inc.	14,332	478,975
Southwest Gas Holdings, Inc. *	7,119	496,550
Spire, Inc.	6,013	374,790
Unitil Corp.	1,842	85,561
Via Renewables, Inc.	198	1,368

		6,143,899

Total Common Stocks (Cost $156,381,713)		124,409,966

EXCHANGE-TRADED FUND - 1.9%
iShares Russell 2000 Value	18,302	2,359,677

Total Exchange-Traded Fund (Cost $2,556,547)		2,359,677

	Principal Amount
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $1,166,923; collateralized by U.S. Treasury Notes: 1.750% due 12/31/24 and value $1,190,009)	$1,166,660	1,166,660

Total Short-Term Investment (Cost $1,166,660)		1,166,660

TOTAL INVESTMENTS - 100.0% (Cost $160,110,414)		127,942,110

DERIVATIVES - (0.1%)		(115,455)

OTHER ASSETS & LIABILITIES, NET - 0.1%		131,078

NET ASSETS - 100.0%		$127,957,733

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)

An investment with a value of $312 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/22	138	$1,267,617	$1,152,162	($115,455)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$5,807	$-	$5,495	$312
	Common Stocks	124,409,966	124,409,966	-	-
	Exchange-Traded Fund	2,359,677	2,359,677	-	-
	Short-Term Investment	1,166,660	-	1,166,660	-

	Total Assets	127,942,110	126,769,643	1,172,155	312

Liabilities	Derivatives:
	Equity Contracts
	Futures	(115,455)	(115,455)	-	-

	Total Liabilities	(115,455)	(115,455)	-	-

	Total	$127,826,655	$126,654,188	$1,172,155	$312

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA Exp 10/31/22 *	35	$71

Philippines - 0.0%
Globe Telecom, Inc. Exp 10/07/22 *	32	191

Total Rights (Cost $0)		262

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL Exercise @ THB 31.00 Exp 02/15/24 *	3,344	262

Total Warrants (Cost $0)		262

PREFERRED STOCKS - 2.3%
Brazil - 1.6%
Banco Bradesco SA	84,190	309,644
Braskem SA Class A	3,100	15,079
Centrais Eletricas Brasileiras SA Class B	3,800	31,806
Cia Energetica de Minas Gerais	21,245	42,377
Gerdau SA	17,900	81,099
Itau Unibanco Holding SA	75,700	393,772
Itausa SA	71,985	129,842
Petroleo Brasileiro SA	79,400	438,629

		1,442,248

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA Class B	2,215	206,145

Colombia - 0.0%
Bancolombia SA	5,575	33,885

Russia - 0.0%
Surgutneftegas PJSC Ω ±	44,600	-

South Korea - 0.5%
Hyundai Motor Co.	703	40,872
Hyundai Motor Co.	102	5,963
LG Chem Ltd.	115	20,028
LG H&H Co. Ltd.	24	5,498
Samsung Electronics Co. Ltd.	13,074	424,681

		497,042

Total Preferred Stocks (Cost $2,581,754)		2,179,320

COMMON STOCKS - 93.0%
Brazil - 3.9%
Ambev SA	73,500	211,738
Americanas SA	9,765	30,738
Atacadao SA	7,900	28,309

	Shares	Value
B3 SA - Brasil Bolsa Balcao	94,900	$ 229,582
Banco Bradesco SA	23,300	70,448
Banco BTG Pactual SA	18,600	85,546
Banco do Brasil SA	13,400	95,687
Banco Santander Brasil SA	6,000	33,746
BB Seguridade Participacoes SA	10,800	53,196
BRF SA *	8,884	21,212
CCR SA	18,900	43,901
Centrais Eletricas Brasileiras SA	16,400	130,638
Cia de Saneamento Basico do Estado de Sao Paulo	5,200	47,813
Cia Siderurgica Nacional SA	10,400	24,523
Cosan SA	19,000	61,216
CPFL Energia SA	3,400	21,279
Energisa SA	3,200	24,850
Engie Brasil Energia SA	3,300	23,559
Equatorial Energia SA	15,800	78,790
Hapvida Participacoes e Investimentos SA ~	72,643	101,941
Hypera SA	6,400	52,499
Inter & Co., Inc.	55	178
Klabin SA	11,500	38,693
Localiza Rent a Car SA	11,568	131,005
Lojas Renner SA	15,291	78,945
Magazine Luiza SA *	46,400	38,535
Natura & Co. Holding SA	13,900	37,956
Petro Rio SA *	10,800	55,118
Petroleo Brasileiro SA	53,100	325,627
Raia Drogasil SA	16,400	69,104
Rede D’Or Sao Luiz SA ~	6,100	33,608
Rumo SA	20,200	69,201
Suzano SA	11,600	95,693
Telefonica Brasil SA	7,900	59,297
TIM SA	12,800	28,664
TOTVS SA	8,200	44,615
Ultrapar Participacoes SA	11,700	25,442
Vale SA	62,153	830,036
Vibra Energia SA	17,826	57,004
WEG SA	26,200	156,102

		3,646,034

Chile - 0.3%
Banco de Chile	710,795	62,539
Banco de Credito e Inversiones SA	866	22,008
Banco Santander Chile	1,000,108	34,941
Cencosud SA	22,500	28,473
Cia Cervecerias Unidas SA	2,124	11,532
Cia Sud Americana de Vapores SA	252,941	17,427
Empresas CMPC SA	16,971	25,826
Empresas COPEC SA	5,929	37,982
Enel Americas SA	327,477	34,507
Enel Chile SA	421,113	12,154
Falabella SA	12,123	24,177

		311,566

China - 29.9%
360 DigiTech, Inc. ADR	1,698	21,768
360 Security Technology, Inc. Class A	7,300	6,648
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,200	5,383
3SBio, Inc. ~	21,000	14,878
A-Living Smart City Services Co. Ltd. ~	10,250	8,063
AAC Technologies Holdings, Inc. *	10,500	16,319
Advanced Micro-Fabrication Equipment, Inc. China Class A *	542	8,195
AECC Aero-Engine Control Co. Ltd. Class A	1,100	3,891
AECC Aviation Power Co. Ltd. Class A	2,500	14,700
Agricultural Bank of China Ltd. Class A	64,500	25,988
Agricultural Bank of China Ltd. Class H	474,000	141,866
Aier Eye Hospital Group Co. Ltd. Class A	6,651	26,830
Air China Ltd. Class A *	4,100	6,035
Air China Ltd. Class H *	28,000	21,296

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Airtac International Group	2,232	$ 51,067
Alibaba Group Holding Ltd. *	236,220	2,357,319
Alibaba Health Information Technology Ltd. *	74,000	33,708
Aluminum Corp. of China Ltd. Class A	8,000	4,636
Aluminum Corp. of China Ltd. Class H	72,000	23,284
Amlogic Shanghai Co. Ltd. Class A *	381	3,471
Angel Yeast Co. Ltd. Class A	900	5,260
Anhui Conch Cement Co. Ltd. Class A	2,800	11,333
Anhui Conch Cement Co. Ltd. Class H	21,500	67,957
Anhui Gujing Distillery Co. Ltd. Class A	400	15,317
Anhui Gujing Distillery Co. Ltd. Class B	1,600	23,635
Anhui Honglu Steel Construction Group Co. Ltd. Class A	780	3,637
Anhui Kouzi Distillery Co. Ltd. Class A	400	2,639
Anhui Yingjia Distillery Co. Ltd. Class A	700	5,523
Anjoy Foods Group Co. Ltd. Class A	300	6,544
ANTA Sports Products Ltd.	19,000	199,439
Apeloa Pharmaceutical Co. Ltd. Class A	1,300	3,002
Asia - Potash International Investment Guangzhou Co. Ltd. Class A *	700	2,884
Asymchem Laboratories Tianjin Co. Ltd. Class A	280	5,444
Autohome, Inc. ADR	1,165	33,505
Avary Holding Shenzhen Co. Ltd. Class A	1,700	6,181
AVIC Electromechanical Systems Co. Ltd. Class A	4,000	6,374
AVIC Industry-Finance Holdings Co. Ltd. Class A	9,100	3,850
AviChina Industry & Technology Co. Ltd. Class H	36,000	13,877
Avicopter PLC Class A	600	3,344
Baidu, Inc. Class A *	34,334	505,438
Bank of Beijing Co. Ltd. Class A	22,400	12,966
Bank of Changsha Co. Ltd. Class A	4,000	3,725
Bank of Chengdu Co. Ltd. Class A	3,100	7,134
Bank of China Ltd. Class A	112,400	48,930
Bank of China Ltd. Class H	1,151,000	375,911
Bank of Communications Co. Ltd. Class A	62,500	40,672
Bank of Communications Co. Ltd. Class H	107,000	56,408
Bank of Hangzhou Co. Ltd. Class A	5,300	10,620
Bank of Jiangsu Co. Ltd. Class A	10,980	11,481
Bank of Nanjing Co. Ltd. Class A	9,300	13,776
Bank of Ningbo Co. Ltd. Class A	6,310	27,992
Bank of Shanghai Co. Ltd. Class A	14,700	12,112
Baoshan Iron & Steel Co. Ltd. Class A	20,800	15,385
BBMG Corp. Class A	10,000	3,500
BeiGene Ltd. ADR *	734	98,958
Beijing Capital International Airport Co. Ltd. Class H *	28,000	15,106
Beijing Dabeinong Technology Group Co. Ltd. Class A *	4,500	5,063
Beijing Easpring Material Technology Co. Ltd. Class A	400	3,700
Beijing Enlight Media Co. Ltd. Class A	3,100	3,097
Beijing Enterprises Holdings Ltd.	7,500	21,019
Beijing Enterprises Water Group Ltd.	60,000	13,760
Beijing Kingsoft Office Software, Inc. Class A	428	12,078
Beijing New Building Materials PLC Class A	1,800	6,094
Beijing Originwater Technology Co. Ltd. Class A	3,400	2,259
Beijing Roborock Technology Co. Ltd. Class A	77	2,799
Beijing Shiji Information Technology Co. Ltd. Class A	1,568	2,731
Beijing Shunxin Agriculture Co. Ltd. Class A	800	2,241
Beijing Sinnet Technology Co. Ltd. Class A	1,900	2,131
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,560	4,421
Beijing Tongrentang Co. Ltd. Class A	1,100	7,032
Beijing United Information Technology Co. Ltd. Class A	380	5,769
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	580	9,329

	Shares	Value
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	200	$ 3,455
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	38,000	24,155
Betta Pharmaceuticals Co. Ltd. Class A	400	2,519
BGI Genomics Co. Ltd. Class A	400	2,998
Bilibili, Inc. Class Z *	2,862	43,956
Bloomage Biotechnology Corp. Ltd. Class A	293	5,385
BOC International China Co. Ltd. Class A	2,300	3,386
BOE Technology Group Co. Ltd. Class A	36,600	16,835
Bosideng International Holdings Ltd.	52,000	25,643
BTG Hotels Group Co. Ltd. Class A	900	2,703
By-health Co. Ltd. Class A	1,800	4,461
BYD Co. Ltd. Class A	1,500	53,204
BYD Co. Ltd. Class H	13,000	320,262
BYD Electronic International Co. Ltd.	10,500	25,091
Caitong Securities Co. Ltd. Class A	4,550	4,318
CanSino Biologics, Inc. Class A	135	2,292
CanSino Biologics, Inc. Class H ~	1,400	7,878
CECEP Solar Energy Co. Ltd. Class A *	3,600	3,457
CECEP Wind-Power Corp. Class A	2,400	1,482
CGN Power Co. Ltd. Class H ~	189,000	40,822
Chacha Food Co. Ltd. Class A	100	650
Changchun High & New Technology Industry Group, Inc. Class A	400	9,580
Changjiang Securities Co. Ltd. Class A	5,900	4,324
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	275	5,891
Chaozhou Three-Circle Group Co. Ltd. Class A	2,000	7,327
Chengtun Mining Group Co. Ltd. Class A	3,000	2,731
Chengxin Lithium Group Co. Ltd. Class A	900	5,915
Chifeng Jilong Gold Mining Co. Ltd. Class A *	1,800	5,156
China Baoan Group Co. Ltd. Class A	2,900	4,570
China Cinda Asset Management Co. Ltd. Class H	137,000	15,126
China CITIC Bank Corp. Ltd. Class H	138,000	54,765
China Coal Energy Co. Ltd. Class H	31,000	27,928
China Common Rich Renewable Energy Investments Ltd. * Ω ±	122,000	-
China Communications Services Corp. Ltd. Class H	42,000	14,120
China Conch Venture Holdings Ltd.	25,000	39,754
China Construction Bank Corp. Class A	12,800	9,950
China Construction Bank Corp. Class H	1,486,000	857,721
China CSSC Holdings Ltd. Class A	4,000	12,710
China Eastern Airlines Corp. Ltd. Class A *	10,200	6,999
China Energy Engineering Corp. Ltd.	29,500	9,274
China Everbright Bank Co. Ltd. Class A	58,000	23,020
China Everbright Bank Co. Ltd. Class H	43,000	11,807
China Everbright Environment Group Ltd.	56,000	23,183
China Feihe Ltd. ~	55,000	38,402
China Galaxy Securities Co. Ltd. Class A	2,400	3,033
China Galaxy Securities Co. Ltd. Class H	56,000	25,800
China Gas Holdings Ltd.	45,800	54,779
China Great Wall Securities Co. Ltd. Class A	3,100	3,558
China Greatwall Technology Group Co. Ltd. Class A	3,500	4,203
China Hongqiao Group Ltd.	35,000	28,651
China International Capital Corp. Ltd. Class A	1,500	7,235
China International Capital Corp. Ltd. Class H ~	22,400	32,306
China Jinmao Holdings Group Ltd.	92,000	18,714
China Jushi Co. Ltd. Class A	2,201	4,072
China Lesso Group Holdings Ltd.	17,000	15,735
China Life Insurance Co. Ltd. Class A	600	2,668
China Life Insurance Co. Ltd. Class H	121,000	154,811
China Literature Ltd. * ~	6,400	17,999
China Longyuan Power Group Corp. Ltd. Class H	52,000	64,979
China Medical System Holdings Ltd.	20,000	23,825
China Meheco Co. Ltd. Class A	1,400	2,377

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
China Meidong Auto Holdings Ltd.	10,000	$ 15,824
China Mengniu Dairy Co. Ltd. *	49,000	193,702
China Merchants Bank Co. Ltd. Class A	19,500	92,199
China Merchants Bank Co. Ltd. Class H	60,000	277,671
China Merchants Energy Shipping Co. Ltd. Class A	7,000	6,985
China Merchants Port Holdings Co. Ltd.	21,192	26,617
China Merchants Securities Co. Ltd. Class A	6,400	11,096
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,500	17,278
China Minmetals Rare Earth Co. Ltd. Class A *	1,100	4,070
China Minsheng Banking Corp. Ltd. Class A	75,400	35,996
China Minsheng Banking Corp. Ltd. Class H	21,000	6,005
China National Building Material Co. Ltd. Class H	60,000	45,685
China National Chemical Engineering Co. Ltd. Class A	4,500	5,050
China National Nuclear Power Co. Ltd. Class A	17,800	14,627
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,500	13,047
China Oilfield Services Ltd. Class H	28,000	27,729
China Overseas Land & Investment Ltd.	60,000	156,091
China Overseas Property Holdings Ltd.	20,000	17,344
China Pacific Insurance Group Co. Ltd. Class A	3,600	10,282
China Pacific Insurance Group Co. Ltd. Class H	45,000	82,637
China Petroleum & Chemical Corp. Class A	29,500	17,848
China Petroleum & Chemical Corp. Class H	394,000	168,249
China Power International Development Ltd.	85,108	33,692
China Railway Group Ltd. Class A	10,800	7,947
China Railway Group Ltd. Class H	76,000	37,324
China Railway Signal & Communication Corp. Ltd. Class A	7,647	4,464
China Resources Beer Holdings Co. Ltd.	26,000	180,355
China Resources Cement Holdings Ltd.	36,000	16,628
China Resources Gas Group Ltd.	14,300	45,340
China Resources Land Ltd.	50,000	195,844
China Resources Microelectronics Ltd. Class A	962	6,424
China Resources Mixc Lifestyle Services Ltd. ~	10,600	40,458
China Resources Power Holdings Co. Ltd.	30,000	46,326
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,100	5,941
China Ruyi Holdings Ltd. *	76,000	16,128
China Shenhua Energy Co. Ltd. Class A	6,100	27,145
China Shenhua Energy Co. Ltd. Class H	53,000	157,710
China Southern Airlines Co. Ltd. Class A *	10,100	9,438
China Southern Airlines Co. Ltd. Class H *	30,000	15,788
China State Construction Engineering Corp. Ltd. Class A	40,200	29,090
China State Construction International Holdings Ltd.	32,000	32,246
China Suntien Green Energy Corp. Ltd. Class H	29,000	10,578
China Taiping Insurance Holdings Co. Ltd.	21,400	17,938
China Three Gorges Renewables Group Co. Ltd. Class A	26,900	21,279
China Tourism Group Duty Free Corp. Ltd. Class A	1,800	49,734
China Tower Corp. Ltd. Class H ~	686,000	73,294
China Traditional Chinese Medicine Holdings Co. Ltd.	44,000	15,307
China United Network Communications Ltd. Class A	31,400	14,804
China Vanke Co. Ltd. Class A	7,000	17,583
China Vanke Co. Ltd. Class H	29,800	53,931
China Yangtze Power Co. Ltd. Class A	20,600	65,938
China Zhenhua Group Science & Technology Co. Ltd. Class A	500	8,157
China Zheshang Bank Co. Ltd. Class A *	17,300	7,259

	Shares	Value
Chinasoft International Ltd. *	44,000	$ 26,877
Chongqing Brewery Co. Ltd. Class A	500	7,866
Chongqing Changan Automobile Co. Ltd. Class A	7,696	13,575
Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,000	3,823
Chongqing Rural Commercial Bank Co. Ltd. Class A	10,000	5,024
Chongqing Zhifei Biological Products Co. Ltd. Class A	1,500	18,223
CIFI Holdings Group Co. Ltd.	60,640	6,127
CITIC Ltd.	90,000	84,794
CITIC Securities Co. Ltd. Class A	2,780	6,805
CITIC Securities Co. Ltd. Class H	42,575	72,068
CMOC Group Ltd. Class A	20,300	13,470
CMOC Group Ltd. Class H	51,000	19,801
CNGR Advanced Material Co. Ltd. Class A	400	4,680
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,465	2,390
Contemporary Amperex Technology Co. Ltd. Class A	2,200	123,871
COSCO SHIPPING Development Co. Ltd. Class A	10,700	3,709
COSCO SHIPPING Energy Transportation Co. Ltd. Class A *	3,200	8,139
COSCO SHIPPING Holdings Co. Ltd. Class A	12,410	19,134
COSCO SHIPPING Holdings Co. Ltd. Class H	47,900	55,716
COSCO SHIPPING Ports Ltd.	30,000	18,882
Country Garden Holdings Co. Ltd.	125,707	29,038
Country Garden Services Holdings Co. Ltd.	32,000	46,721
CRRC Corp. Ltd. Class A	23,200	15,307
CRRC Corp. Ltd. Class H	67,000	21,639
CSC Financial Co. Ltd. Class A	4,000	12,990
CSPC Pharmaceutical Group Ltd.	140,000	138,764
Daan Gene Co. Ltd. Class A	1,060	2,474
Dali Foods Group Co. Ltd. ~	30,000	12,919
Daqin Railway Co. Ltd. Class A	13,400	12,772
Daqo New Energy Corp. ADR *	943	50,054
DaShenLin Pharmaceutical Group Co. Ltd. Class A	840	3,572
DHC Software Co. Ltd. Class A	3,700	2,772
Do-Fluoride Chemicals Co. Ltd. Class A	800	4,040
Dong-E-E-Jiao Co. Ltd. Class A	700	3,186
Dongfang Electric Corp. Ltd. Class A	2,100	6,017
Dongfeng Motor Group Co. Ltd. Class H	44,000	23,521
Dongxing Securities Co. Ltd. Class A	3,500	3,636
Dongyue Group Ltd.	23,000	22,792
East Money Information Co. Ltd. Class A	11,764	29,094
Ecovacs Robotics Co. Ltd. Class A	500	4,678
ENN Energy Holdings Ltd.	12,200	162,665
ENN Natural Gas Co. Ltd. Class A	2,600	6,770
Eve Energy Co. Ltd. Class A	1,800	21,354
Everbright Securities Co. Ltd. Class A	3,100	5,725
Fangda Carbon New Material Co. Ltd. Class A *	4,300	3,763
Far East Horizon Ltd.	22,000	14,832
FAW Jiefang Group Co. Ltd. Class A	3,600	3,636
Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,300	2,269
First Capital Securities Co. Ltd. Class A	4,200	3,219
Flat Glass Group Co. Ltd. Class A *	1,100	5,049
Flat Glass Group Co. Ltd. Class H *	8,000	19,358
Focus Media Information Technology Co. Ltd. Class A	13,200	10,245
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,424	39,882
Fosun International Ltd.	38,500	23,793
Founder Securities Co. Ltd. Class A	8,800	8,109
Foxconn Industrial Internet Co. Ltd. Class A	9,200	11,018
Fujian Sunner Development Co. Ltd. Class A	1,248	3,399
Fuyao Glass Industry Group Co. Ltd. Class A	1,800	9,050

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class H ~	9,600	$ 38,494
G-bits Network Technology Xiamen Co. Ltd. Class A	100	3,488
Ganfeng Lithium Co. Ltd. Class A	3,360	35,308
Ganfeng Lithium Co. Ltd. Class H ~	2,760	18,233
GCL System Integration Technology Co. Ltd. Class A *	5,000	2,221
GD Power Development Co. Ltd. Class A *	15,500	8,864
GDS Holdings Ltd. Class A *	13,892	30,565
Geely Automobile Holdings Ltd.	94,000	128,638
GEM Co. Ltd. Class A	5,200	5,389
Gemdale Corp. Class A	4,900	7,938
Genscript Biotech Corp. *	18,000	38,966
GF Securities Co. Ltd. Class A	3,900	7,819
GF Securities Co. Ltd. Class H	21,000	22,790
Giant Network Group Co. Ltd. Class A	2,500	2,637
GigaDevice Semiconductor, Inc. Class A	680	8,917
Ginlong Technologies Co. Ltd. Class A *	350	10,866
GoerTek, Inc. Class A	3,300	12,273
Gotion High-tech Co. Ltd. Class A	1,500	6,432
Great Wall Motor Co. Ltd. Class A	5,700	22,189
Great Wall Motor Co. Ltd. Class H	36,500	41,611
Gree Electric Appliances, Inc. of Zhuhai Class A	2,700	12,323
Greentown China Holdings Ltd.	13,000	24,399
Greentown Service Group Co. Ltd.	24,000	15,863
GRG Banking Equipment Co. Ltd. Class A	2,600	2,976
Guangdong Haid Group Co. Ltd. Class A	1,600	13,580
Guangdong Investment Ltd.	48,000	38,343
Guangdong Kinlong Hardware Products Co. Ltd. Class A	300	3,741
Guanghui Energy Co. Ltd. Class A	5,800	10,064
Guangzhou Automobile Group Co. Ltd. Class A	900	1,530
Guangzhou Automobile Group Co. Ltd. Class H	56,000	39,790
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,500	5,471
Guangzhou Haige Communications Group, Inc. Co. Class A	2,600	2,842
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	500	4,446
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	700	5,879
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,860	11,498
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	3,915	3,126
Guolian Securities Co. Ltd. Class A	2,500	3,060
Guosen Securities Co. Ltd. Class A	3,700	4,476
Guotai Junan Securities Co. Ltd. Class A	4,900	9,409
Guoyuan Securities Co. Ltd. Class A	4,600	4,134
H World Group Ltd. ADR	2,983	100,050
Haidilao International Holding Ltd. * ~	17,000	32,974
Haier Smart Home Co. Ltd. Class A	6,300	21,886
Haier Smart Home Co. Ltd. Class H	36,200	110,156
Haitian International Holdings Ltd.	10,000	18,924
Haitong Securities Co. Ltd. Class A	3,400	4,138
Haitong Securities Co. Ltd. Class H	69,600	36,805
Hangzhou First Applied Material Co. Ltd. Class A	1,228	9,140
Hangzhou Lion Electronics Co. Ltd. Class A	600	3,827
Hangzhou Oxygen Plant Group Co. Ltd. Class A	900	4,341
Hangzhou Robam Appliances Co. Ltd. Class A	1,100	3,545
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,500	6,728
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	7,681
Hangzhou Tigermed Consulting Co. Ltd. Class H ~	1,500	12,060

	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. ~	18,000	$ 28,415
Heilongjiang Agriculture Co. Ltd. Class A	1,900	3,552
Henan Shenhuo Coal & Power Co. Ltd. Class A	2,100	4,958
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,170	10,919
Hengan International Group Co. Ltd.	10,000	44,708
Hengli Petrochemical Co. Ltd. Class A	5,600	13,288
Hengtong Optic-electric Co. Ltd. Class A	2,200	5,615
Hengyi Petrochemical Co. Ltd. Class A	2,900	3,148
Hesteel Co. Ltd. Class A	12,225	3,873
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	4,350
Hongfa Technology Co. Ltd. Class A	1,120	5,472
Hopson Development Holdings Ltd.	12,826	13,431
Hoshine Silicon Industry Co. Ltd. Class A	500	7,704
Hua Hong Semiconductor Ltd. * ~	9,000	20,385
Huadian Power International Corp. Ltd. Class A	6,400	5,346
Huadong Medicine Co. Ltd. Class A	1,500	8,463
Huafon Chemical Co. Ltd. Class A	5,300	4,867
Huagong Tech Co. Ltd. Class A	900	2,337
Huaibei Mining Holdings Co. Ltd. Class A	1,000	2,368
Hualan Biological Engineering, Inc. Class A	2,000	5,105
Huaneng Power International, Inc. Class A *	7,300	7,771
Huaneng Power International, Inc. Class H *	64,000	27,753
Huatai Securities Co. Ltd. Class A	1,500	2,552
Huatai Securities Co. Ltd. Class H ~	32,200	35,314
Huaxi Securities Co. Ltd. Class A	2,300	2,370
Huaxia Bank Co. Ltd. Class A	13,100	9,277
Huaxin Cement Co. Ltd. Class A	1,300	3,060
Huayu Automotive Systems Co. Ltd. Class A	2,800	6,491
Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,200	5,616
Huizhou Desay Sv Automotive Co. Ltd. Class A	500	9,686
Humanwell Healthcare Group Co. Ltd. Class A	1,800	4,434
Hunan Valin Steel Co. Ltd. Class A	7,400	4,246
Hundsun Technologies, Inc. Class A	1,976	9,402
Hutchmed China Ltd. ADR *	1,293	11,456
Hygeia Healthcare Holdings Co. Ltd. * ~	5,200	29,088
Iflytek Co. Ltd. Class A	2,100	9,688
Imeik Technology Development Co. Ltd. Class A	200	13,777
Industrial & Commercial Bank of China Ltd. Class A	34,100	20,897
Industrial & Commercial Bank of China Ltd. Class H	902,000	423,134
Industrial Bank Co. Ltd. Class A	19,861	46,441
Industrial Securities Co. Ltd. Class A *	4,060	3,107
Ingenic Semiconductor Co. Ltd. Class A	500	5,185
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	42,700	11,036
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,700	3,125
Inner Mongolia ERDOS Resources Co. Ltd. Class A	980	2,084
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	9,200	5,076
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,000	27,839
Inner Mongolia Yitai Coal Co. Ltd. Class B	15,900	23,862
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	4,000	4,173
Innovent Biologics, Inc. * ~	16,000	49,173
Inspur Electronic Information Industry Co. Ltd. Class A	1,500	4,163
Intco Medical Technology Co. Ltd. Class A	660	1,849
iQIYI, Inc. ADR *	5,344	14,482
JA Solar Technology Co. Ltd. Class A	2,240	20,165
Jafron Biomedical Co. Ltd. Class A	900	6,149
Jason Furniture Hangzhou Co. Ltd. Class A	910	5,102

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
JCET Group Co. Ltd. Class A	1,900	$ 5,711
JD Health International, Inc. * ~	17,250	98,262
JD.com, Inc. Class A	33,575	847,036
Jiangsu Eastern Shenghong Co. Ltd. Class A	3,600	8,828
Jiangsu Expressway Co. Ltd. Class H	24,000	18,019
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,000	6,354
Jiangsu Hengrui Medicine Co. Ltd. Class A	6,000	29,572
Jiangsu King’s Luck Brewery JSC Ltd. Class A	1,100	7,090
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,400	31,182
Jiangsu Yangnong Chemical Co. Ltd. Class A	300	4,214
Jiangsu Yoke Technology Co. Ltd. Class A	300	2,589
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,200	4,864
Jiangsu Zhongtian Technology Co. Ltd. Class A	3,300	10,387
Jiangxi Copper Co. Ltd. Class H	21,000	24,226
Jiangxi Special Electric Motor Co. Ltd. Class A *	1,600	4,405
Jiangxi Zhengbang Technology Co. Ltd. Class A *	3,700	2,325
Jinke Properties Group Co. Ltd. Class A *	4,800	1,411
Jinxin Fertility Group Ltd. ~	22,500	10,946
JiuGui Liquor Co. Ltd. Class A	300	5,299
Jiumaojiu International Holdings Ltd. ~	11,000	17,888
Jizhong Energy Resources Co. Ltd. Class A	3,200	3,257
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,900	2,809
Joinn Laboratories China Co. Ltd. Class A	420	3,328
Jointown Pharmaceutical Group Co. Ltd. Class A	1,800	2,901
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	800	3,575
JOYY, Inc. ADR	725	18,850
Juewei Food Co. Ltd. Class A	700	4,925
Kanzhun Ltd. ADR *	2,839	47,922
KE Holdings, Inc. ADR *	10,383	181,910
Keda Industrial Group Co. Ltd.	1,700	3,980
Kingboard Holdings Ltd.	10,000	28,151
Kingdee International Software Group Co. Ltd. *	41,000	53,438
Kingfa Sci & Tech Co. Ltd. Class A	2,400	3,159
Kingsoft Corp. Ltd.	15,000	39,689
Kuaishou Technology * ~	27,300	175,106
Kuang-Chi Technologies Co. Ltd. Class A *	2,400	5,010
Kunlun Energy Co. Ltd.	60,000	43,183
Kunlun Tech Co. Ltd. Class A	1,200	2,087
Kweichow Moutai Co. Ltd. Class A	1,200	315,817
LB Group Co. Ltd. Class A	2,600	5,755
Lenovo Group Ltd.	112,000	77,470
Lens Technology Co. Ltd. Class A	5,300	6,875
Lepu Medical Technology Beijing Co. Ltd. Class A	1,400	4,166
Li Auto, Inc. ADR *	8,477	195,056
Li Ning Co. Ltd.	36,500	276,958
Liaoning Port Co. Ltd. Class A	2,200	495
Lingyi iTech Guangdong Co. Class A *	7,800	4,877
Livzon Pharmaceutical Group, Inc. Class A	700	2,967
Longfor Group Holdings Ltd. ~	28,000	80,263
LONGi Green Energy Technology Co. Ltd. Class A	6,902	46,305
Lufax Holding Ltd. ADR	10,735	27,267
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	340	4,203
Luxi Chemical Group Co. Ltd. Class A	1,800	3,276
Luxshare Precision Industry Co. Ltd. Class A	6,800	28,049
Luzhou Laojiao Co. Ltd. Class A	1,400	45,487
Maanshan Iron & Steel Co. Ltd. Class A	5,000	1,888
Mango Excellent Media Co. Ltd. Class A	1,700	5,955
Maxscend Microelectronics Co. Ltd. Class A	480	5,953
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A *	4,300	2,584

	Shares	Value
Meituan Class B * ~	68,500	$ 1,439,626
Metallurgical Corp. of China Ltd. Class A	10,100	4,240
Microport Scientific Corp. *	9,800	16,701
Ming Yang Smart Energy Group Ltd. Class A	1,700	5,745
Ming Yuan Cloud Group Holdings Ltd.	12,000	7,059
Minth Group Ltd.	12,000	26,352
MMG Ltd. *	48,000	11,422
Montage Technology Co. Ltd. Class A	1,008	7,394
Muyuan Foods Co. Ltd. Class A	5,060	38,850
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,743	4,075
Nanjing Securities Co. Ltd. Class A	4,200	4,491
NARI Technology Co. Ltd. Class A	6,432	22,431
National Silicon Industry Group Co. Ltd. Class A *	2,466	6,171
NAURA Technology Group Co. Ltd. Class A	500	19,538
NavInfo Co. Ltd. Class A	2,600	4,214
NetEase, Inc.	32,305	487,464
New China Life Insurance Co. Ltd. Class A	4,900	18,551
New China Life Insurance Co. Ltd. Class H	8,000	15,236
New Hope Liuhe Co. Ltd. Class A *	4,000	7,826
New Oriental Education & Technology Group, Inc. *	23,700	57,901
Ninestar Corp. Class A	1,100	6,675
Ningbo Deye Technology Co. Ltd. Class A	200	11,796
Ningbo Joyson Electronic Corp. Class A *	1,700	3,152
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	6,840
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	341	4,012
Ningbo Shanshan Co. Ltd. Class A	1,900	5,536
Ningbo Tuopu Group Co. Ltd. Class A	1,000	10,344
Ningxia Baofeng Energy Group Co. Ltd. Class A	5,700	10,679
NIO, Inc. ADR *	21,324	336,279
Nongfu Spring Co. Ltd. Class H ~	27,400	158,461
North Industries Group Red Arrow Co. Ltd. Class A	1,100	3,459
Northeast Securities Co. Ltd. Class A	2,700	2,447
Offshore Oil Engineering Co. Ltd. Class A	5,200	3,264
OFILM Group Co. Ltd. Class A *	3,300	2,446
Oppein Home Group, Inc. Class A	500	7,982
Orient Securities Co. Ltd. Class A	4,692	5,062
Ovctek China, Inc. Class A	720	4,180
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A *	6,900	4,480
People’s Insurance Co. Group of China Ltd. Class A	46,500	32,754
People’s Insurance Co. Group of China Ltd. Class H	28,000	8,112
Perfect World Co. Ltd. Class A	1,497	2,611
PetroChina Co. Ltd. Class A	19,300	13,993
PetroChina Co. Ltd. Class H	332,000	135,718
Pharmaron Beijing Co. Ltd. Class A	1,100	8,362
Pharmaron Beijing Co. Ltd. Class H ~	3,000	14,513
PICC Property & Casualty Co. Ltd. Class H	112,000	115,817
Pinduoduo, Inc. ADR *	7,872	492,630
Ping An Bank Co. Ltd. Class A	18,400	30,658
Ping An Healthcare and Technology Co. Ltd. * ~	8,200	15,420
Ping An Insurance Group Co. of China Ltd. Class A	9,300	54,299
Ping An Insurance Group Co. of China Ltd. Class H	99,000	493,891
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,200	4,224
Poly Developments & Holdings Group Co. Ltd. Class A	11,500	29,148
Pop Mart International Group Ltd. ~	8,400	15,360
Postal Savings Bank of China Co. Ltd. Class A	19,300	12,100
Postal Savings Bank of China Co. Ltd. Class H ~	130,000	76,409

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Power Construction Corp. of China Ltd. Class A	14,800	$ 14,453
Proya Cosmetics Co. Ltd. Class A	180	4,128
Qingdao Rural Commercial Bank Corp. Class A	7,100	2,948
Qinghai Salt Lake Industry Co. Ltd. Class A *	4,700	15,773
Raytron Technology Co. Ltd. Class A	312	1,661
Riyue Heavy Industry Co. Ltd. Class A	1,200	3,535
RLX Technology, Inc. ADR *	7,711	8,097
Rongsheng Petrochemical Co. Ltd. Class A	9,597	18,646
SAIC Motor Corp. Ltd. Class A	5,900	11,840
Sailun Group Co. Ltd. Class A	2,200	3,124
Sangfor Technologies, Inc. Class A	300	4,217
Sany Heavy Equipment International Holdings Co. Ltd.	17,000	16,498
Sany Heavy Industry Co. Ltd. Class A	7,900	15,386
Satellite Chemical Co. Ltd. Class A	2,070	6,184
SDIC Power Holdings Co. Ltd. Class A	4,900	7,405
Sealand Securities Co. Ltd. Class A	2,400	1,091
Seazen Group Ltd. *	32,000	7,445
Seazen Holdings Co. Ltd. Class A *	2,414	5,929
SF Holding Co. Ltd. Class A	4,700	31,218
SG Micro Corp. Class A	375	7,423
Shaanxi Coal Industry Co. Ltd. Class A	9,300	29,863
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,200	5,634
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	1,200	2,953
Shandong Gold Mining Co Ltd Class A	1,900	4,602
Shandong Gold Mining Co. Ltd. Class H ~	13,250	21,082
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,310	5,360
Shandong Linglong Tyre Co. Ltd. Class A	1,600	4,097
Shandong Nanshan Aluminum Co. Ltd. Class A	12,800	5,408
Shandong Sun Paper Industry JSC Ltd. Class A	2,900	4,676
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	38,400	51,443
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	516	1,953
Shanghai Baosight Software Co. Ltd. Class A	1,547	7,998
Shanghai Baosight Software Co. Ltd. Class B	7,090	20,564
Shanghai Construction Group Co. Ltd. Class A	9,000	3,195
Shanghai Electric Group Co. Ltd. Class A *	9,400	5,112
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,600	19,074
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,500	6,035
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	96	2,555
Shanghai International Airport Co. Ltd. Class A *	800	6,489
Shanghai International Port Group Co. Ltd. Class A	4,900	3,832
Shanghai Jinjiang International Hotels Co. Ltd. Class A	700	5,673
Shanghai Junshi Biosciences Co. Ltd. Class A *	602	4,273
Shanghai Lingang Holdings Corp. Ltd. Class A	2,600	4,311
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	13,700	10,720
Shanghai M&G Stationery, Inc. Class A	1,000	6,349
Shanghai Medicilon, Inc. Class A	78	2,446
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,000	4,648
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,100	18,066
Shanghai Pudong Development Bank Co. Ltd. Class A	27,236	26,998
Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,320	10,286

	Shares	Value
Shanghai RAAS Blood Products Co. Ltd. Class A	5,300	$ 3,975
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,800	3,568
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	600	876
Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,400	9,262
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	3,200	7,613
Shanxi Meijin Energy Co. Ltd. Class A	4,600	6,212
Shanxi Securities Co. Ltd. Class A	3,800	2,703
Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,200	3,898
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,140	48,520
Shenghe Resources Holding Co. Ltd. Class A	1,300	2,757
Shengyi Technology Co. Ltd. Class A	2,100	3,869
Shennan Circuits Co. Ltd. Class A	500	5,316
Shenwan Hongyuan Group Co. Ltd. Class A	14,800	8,035
Shenzhen Capchem Technology Co. Ltd. Class A	720	4,231
Shenzhen Dynanonic Co. Ltd. Class A	100	3,954
Shenzhen Energy Group Co. Ltd. Class A	4,500	3,553
Shenzhen Inovance Technology Co. Ltd. Class A	2,550	20,626
Shenzhen International Holdings Ltd.	19,618	14,954
Shenzhen Kangtai Biological Products Co. Ltd. Class A	960	4,088
Shenzhen Kedali Industry Co. Ltd. Class A	200	2,703
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,100	46,270
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	600	3,182
Shenzhen Overseas Chinese Town Co. Ltd. Class A	9,100	6,170
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,200	4,120
Shenzhen SC New Energy Technology Corp. Class A	300	4,852
Shenzhen Senior Technology Material Co. Ltd. Class A	1,198	3,361
Shenzhen Sunlord Electronics Co. Ltd. Class A	800	2,228
Shenzhen Transsion Holdings Co. Ltd. Class A	563	4,596
Shenzhou International Group Holdings Ltd.	12,800	98,836
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,820	5,559
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	3,554
Sichuan Hebang Biotechnology Co. Ltd. Class A	9,900	4,468
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,600	4,967
Sichuan New Energy Power Co. Ltd. *	1,400	3,692
Sichuan Road & Bridge Co. Ltd. Class A	5,200	7,472
Sichuan Swellfun Co. Ltd. Class A	482	4,246
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,300	4,642
Sieyuan Electric Co. Ltd. Class A	700	3,760
Silergy Corp.	5,000	65,210
Sinolink Securities Co. Ltd. Class A	1,200	1,286
Sinoma Science & Technology Co. Ltd. Class A	1,800	5,029
Sinomine Resource Group Co. Ltd. Class A	420	5,413
Sinopec Shanghai Petrochemical Co. Ltd. Class A	7,000	2,937
Sinopharm Group Co. Ltd. Class H	20,800	41,512
Sinotrans Ltd. Class A	3,700	1,845
Sinotruk Hong Kong Ltd.	11,000	9,140
Skshu Paint Co. Ltd. Class A *	420	5,169
Smoore International Holdings Ltd. ~	28,000	33,218

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Songcheng Performance Development Co. Ltd. Class A	2,900	$ 4,892
SooChow Securities Co. Ltd. Class A	5,410	4,679
Southwest Securities Co. Ltd. Class A	7,100	3,658
StarPower Semiconductor Ltd. Class A	100	4,534
Sungrow Power Supply Co. Ltd. Class A	1,400	21,687
Sunny Optical Technology Group Co. Ltd.	11,000	104,540
Sunwoda Electronic Co. Ltd. Class A	1,300	4,246
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,800	5,843
Suzhou Maxwell Technologies Co. Ltd. Class A	160	10,906
Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	600	5,583
TAL Education Group ADR *	7,182	35,479
Tangshan Jidong Cement Co. Ltd. Class A	1,900	2,235
TBEA Co. Ltd. Class A	3,500	10,626
TCL Technology Group Corp. Class A	9,400	4,801
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,100	19,493
Tencent Holdings Ltd.	97,200	3,283,057
Tencent Music Entertainment Group ADR *	11,061	44,908
Thunder Software Technology Co. Ltd. Class A	400	5,928
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	900	4,492
Tianma Microelectronics Co. Ltd. Class A	2,700	3,231
Tianqi Lithium Corp. Class A *	1,300	18,298
Tianshan Aluminum Group Co. Ltd. Class A	3,100	3,117
Tianshui Huatian Technology Co. Ltd. Class A	3,400	3,870
Tibet Summit Resources Co. Ltd. Class A *	1,000	3,119
Tingyi Cayman Islands Holding Corp.	30,000	51,663
Titan Wind Energy Suzhou Co. Ltd. Class A	1,700	3,021
Toly Bread Co. Ltd. Class A	1,568	2,944
Tongcheng Travel Holdings Ltd. *	18,800	36,688
TongFu Microelectronics Co. Ltd. Class A *	1,600	3,384
Tongkun Group Co. Ltd. Class A	700	1,325
Tongling Nonferrous Metals Group Co. Ltd. Class A	10,100	3,706
Tongwei Co. Ltd. Class A	4,100	26,997
Topchoice Medical Corp. Class A *	300	5,386
Topsports International Holdings Ltd. ~	28,000	19,573
Transfar Zhilian Co. Ltd. Class A	2,700	2,006
TravelSky Technology Ltd. Class H	15,000	22,959
Trina Solar Co. Ltd. Class A	2,120	19,055
Trip.com Group Ltd. ADR *	8,476	231,480
Tsingtao Brewery Co. Ltd. Class A	600	8,941
Tsingtao Brewery Co. Ltd. Class H	10,000	94,278
Uni-President China Holdings Ltd.	20,000	16,758
Unigroup Guoxin Microelectronics Co. Ltd. Class A	839	17,028
Unisplendour Corp. Ltd. Class A	1,800	4,014
Vipshop Holdings Ltd. ADR *	6,793	57,129
Walvax Biotechnology Co. Ltd. Class A	1,400	7,290
Wanhua Chemical Group Co. Ltd. Class A	3,000	38,806
Want Want China Holdings Ltd.	74,000	48,327
Weibo Corp. ADR *	1,096	18,742
Weichai Power Co. Ltd. Class A	4,900	6,632
Weichai Power Co. Ltd. Class H	32,000	30,315
Weihai Guangwei Composites Co. Ltd. Class A	600	7,000
Wens Foodstuffs Group Co. Ltd. Class A *	6,100	17,616
Western Mining Co. Ltd. Class A	2,100	2,753
Western Securities Co. Ltd. Class A	4,800	3,936
Western Superconducting Technologies Co. Ltd. Class A	502	7,530
Westone Information Industry, Inc. Class A	900	3,477
Wharf Holdings Ltd.	19,000	60,762
Will Semiconductor Co. Ltd. Class A	1,080	12,137
Wingtech Technology Co. Ltd. Class A	1,000	6,673
Winning Health Technology Group Co. Ltd. Class A	2,600	2,575

	Shares	Value
Wuchan Zhongda Group Co. Ltd. Class A	6,000	$ 3,473
Wuhan Guide Infrared Co. Ltd. Class A	3,296	5,385
Wuliangye Yibin Co. Ltd. Class A	3,500	83,257
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,000	2,797
WuXi AppTec Co. Ltd. Class A	2,100	21,066
WuXi AppTec Co. Ltd. Class H ~	5,840	46,642
Wuxi Biologics Cayman, Inc. * ~	55,500	330,383
Wuxi Shangji Automation Co. Ltd. Class A	420	7,933
XCMG Construction Machinery Co. Ltd. Class A	5,300	3,343
Xiamen C & D, Inc. Class A	3,100	6,037
Xiamen Faratronic Co. Ltd. Class A	200	4,497
Xiamen Intretech, Inc. Class A	1,000	2,634
Xiamen Tungsten Co. Ltd. Class A	1,600	5,080
Xiaomi Corp. Class B * ~	237,600	269,051
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	10,500	16,729
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	4,400	5,074
Xinjiang Zhongtai Chemical Co. Ltd. Class A	3,100	2,908
Xinyi Solar Holdings Ltd.	76,081	79,895
XPeng, Inc. ADR *	6,630	79,229
Xtep International Holdings Ltd.	20,000	21,051
Yadea Group Holdings Ltd. ~	20,000	31,966
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500	3,458
Yankuang Energy Group Co. Ltd. Class A	2,000	14,113
Yankuang Energy Group Co. Ltd. Class H	24,000	86,657
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,000	4,600
Yealink Network Technology Corp. Ltd. Class A	800	7,097
Yifeng Pharmacy Chain Co. Ltd. Class A	680	4,753
Yihai International Holding Ltd. *	7,000	14,741
Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,300	7,896
Yintai Gold Co. Ltd. Class A	3,000	5,453
YongXing Special Materials Technology Co. Ltd. Class A	400	6,964
Yonyou Network Technology Co. Ltd. Class A	2,800	6,907
Youngor Group Co. Ltd. Class A	500	445
Youngy Co. Ltd. Class A *	300	4,742
YTO Express Group Co. Ltd. Class A	2,800	8,168
Yuan Longping High-tech Agriculture Co. Ltd. Class A *	1,500	2,907
Yuexiu Property Co. Ltd.	21,600	26,027
Yum China Holdings, Inc.	6,570	310,958
Yunda Holding Co. Ltd. Class A	2,200	4,848
Yunnan Aluminium Co. Ltd. Class A	3,800	4,914
Yunnan Baiyao Group Co. Ltd. Class A	1,660	12,236
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	300	7,269
Yunnan Energy New Material Co. Ltd. Class A	800	19,572
Yunnan Tin Co. Ltd. Class A	1,800	3,118
Yunnan Yuntianhua Co. Ltd. Class A *	1,500	4,998
Zai Lab Ltd. ADR *	1,355	46,341
Zangge Mining Co. Ltd. Class A	1,200	4,803
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	18,725
Zhaojin Mining Industry Co. Ltd. Class H *	19,500	13,350
Zhefu Holding Group Co. Ltd. Class A	5,200	2,855
Zhejiang Century Huatong Group Co. Ltd. Class A *	7,520	3,946
Zhejiang China Commodities City Group Co. Ltd. Class A	6,000	3,760
Zhejiang Chint Electrics Co. Ltd. Class A	1,900	7,122
Zhejiang Dahua Technology Co. Ltd. Class A	1,300	2,349
Zhejiang Dingli Machinery Co. Ltd. Class A	500	2,548
Zhejiang Expressway Co. Ltd. Class H	22,000	14,950
Zhejiang HangKe Technology, Inc. Co. Class A	339	2,379
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,600	4,311

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,575	$ 14,198
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	11,382
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	900	4,954
Zhejiang Juhua Co. Ltd. Class A	2,900	5,659
Zhejiang NHU Co. Ltd. Class A	2,804	8,760
Zhejiang Orient Gene Biotech Co. Ltd. Class A	159	1,684
Zhejiang Semir Garment Co. Ltd. Class A	3,000	2,018
Zhejiang Supor Co. Ltd. Class A	600	3,897
Zhejiang Weiming Environment Protection Co. Ltd. Class A	1,820	5,982
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,500	4,342
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	500	3,433
Zhejiang Yongtai Technology Co. Ltd. Class A	1,000	3,222
Zheshang Securities Co. Ltd. Class A	3,000	3,985
ZhongAn Online P&C Insurance Co. Ltd. Class H * ~	10,700	23,847
Zhongji Innolight Co. Ltd. Class A	900	3,299
Zhongsheng Group Holdings Ltd.	9,500	37,671
Zhongtai Securities Co. Ltd. Class A	6,400	5,930
Zhuzhou CRRC Times Electric Co. Ltd.	9,000	37,672
Zhuzhou CRRC Times Electric Co. Ltd. Class A	532	4,037
Zhuzhou Hongda Electronics Corp. Ltd. Class A	400	2,496
Zhuzhou Kibing Group Co. Ltd. Class A	2,900	3,918
Zibo Qixiang Tengda Chemical Co. Ltd. Class A *	3,500	3,372
Zijin Mining Group Co. Ltd. Class A	15,200	16,712
Zijin Mining Group Co. Ltd. Class H	90,000	87,113
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	7,500	5,845
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	23,000	7,957
ZTE Corp. Class A	3,000	9,037
ZTE Corp. Class H	13,400	23,930
ZTO Express Cayman, Inc. ADR	6,598	158,550

		27,807,902

Colombia - 0.1%
Bancolombia SA	5,424	36,591
Ecopetrol SA	75,002	33,743
Interconexion Electrica SA ESP	6,549	23,440

		93,774

Czech Republic - 0.1%
CEZ AS	2,538	86,971
Komercni banka AS	1,181	29,538
Moneta Money Bank AS ~	5,474	15,399

		131,908

Egypt - 0.1%
Commercial International Bank Egypt SAE	39,445	50,643
Eastern Co. SAE	15,993	8,436
Egyptian Financial Group-Hermes Holding Co. *	12,571	7,411

		66,490

Greece - 0.2%
Alpha Services and Holdings SA *	36,078	28,322
Eurobank Ergasias Services and Holdings SA Class A *	39,910	33,313
Hellenic Telecommunications Organization SA	3,146	45,682
JUMBO SA	1,717	22,861
Mytilineos SA	1,488	20,322
National Bank of Greece SA *	8,251	24,294
OPAP SA *	2,988	35,833
Public Power Corp. SA *	3,388	17,206

		227,833

	Shares	Value
Hong Kong - 0.2%
Alibaba Pictures Group Ltd. *	190,000	$ 9,740
Kingboard Laminates Holdings Ltd.	15,500	13,888
Nine Dragons Paper Holdings Ltd. *	25,000	15,511
Orient Overseas International Ltd.	2,000	34,806
Sino Biopharmaceutical Ltd.	163,000	76,387
Vinda International Holdings Ltd.	6,000	14,101

		164,433

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	6,283	34,894
OTP Bank Nyrt	3,520	64,216
Richter Gedeon Nyrt	2,147	36,774

		135,884

India - 14.7%
ACC Ltd.	1,187	35,088
Adani Enterprises Ltd.	4,450	187,811
Adani Green Energy Ltd. *	4,901	134,888
Adani Ports & Special Economic Zone Ltd.	8,301	83,166
Adani Power Ltd. *	11,869	53,956
Adani Total Gas Ltd.	4,263	173,836
Adani Transmission Ltd. *	4,319	173,078
Ambuja Cements Ltd.	9,036	56,984
Apollo Hospitals Enterprise Ltd.	1,585	84,803
Asian Paints Ltd.	5,994	245,044
AU Small Finance Bank Ltd. ~	2,570	19,417
Aurobindo Pharma Ltd.	4,226	26,381
Avenue Supermarts Ltd. * ~	2,509	134,229
Axis Bank Ltd.	35,450	316,974
Bajaj Auto Ltd.	1,073	46,297
Bajaj Finance Ltd.	4,238	378,657
Bajaj Finserv Ltd.	5,920	121,044
Balkrishna Industries Ltd.	1,174	27,021
Bandhan Bank Ltd. * ~	9,887	32,147
Berger Paints India Ltd.	3,869	29,199
Bharat Electronics Ltd.	57,141	70,464
Bharat Forge Ltd.	3,909	33,167
Bharat Petroleum Corp. Ltd.	13,263	49,382
Bharti Airtel Ltd.	34,189	334,607
Biocon Ltd.	6,285	22,385
Britannia Industries Ltd.	1,705	80,230
Cholamandalam Investment and Finance Co. Ltd.	6,514	58,209
Cipla Ltd.	7,601	103,629
Coal India Ltd.	23,997	62,186
Colgate-Palmolive India Ltd.	1,906	38,081
Container Corp. Of India Ltd.	4,225	36,734
Dabur India Ltd.	9,623	67,436
Divi’s Laboratories Ltd.	2,069	93,673
DLF Ltd.	9,524	41,355
Dr Reddy’s Laboratories Ltd.	1,791	94,803
Eicher Motors Ltd.	2,161	96,812
GAIL India Ltd.	36,784	39,093
Godrej Consumer Products Ltd. *	6,344	70,650
Godrej Properties Ltd. *	1,885	27,375
Grasim Industries Ltd.	4,030	82,518
Havells India Ltd.	3,931	64,858
HCL Technologies Ltd.	16,849	191,355
HDFC Life Insurance Co. Ltd. ~	14,927	96,817
Hero MotoCorp Ltd.	1,717	53,441
Hindalco Industries Ltd.	21,030	99,686
Hindustan Petroleum Corp. Ltd.	10,291	27,188
Hindustan Unilever Ltd.	12,766	421,014
Housing Development Finance Corp. Ltd.	26,840	748,823
ICICI Bank Ltd.	80,100	840,990
ICICI Lombard General Insurance Co. Ltd. ~	3,752	52,870

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
ICICI Prudential Life Insurance Co. Ltd. ~	5,509	$ 35,367
Indian Oil Corp. Ltd.	42,800	35,006
Indian Railway Catering & Tourism Corp. Ltd.	3,647	31,325
Indraprastha Gas Ltd.	5,031	24,462
Indus Towers Ltd.	10,822	26,123
Info Edge India Ltd.	1,103	51,840
Infosys Ltd.	52,362	897,604
InterGlobe Aviation Ltd. * ~	1,553	35,230
ITC Ltd.	46,445	188,763
Jindal Steel & Power Ltd.	6,538	34,075
JSW Steel Ltd.	11,286	87,023
Jubilant Foodworks Ltd.	6,156	46,670
Kotak Mahindra Bank Ltd.	8,688	192,826
Larsen & Toubro Infotech Ltd. ~	812	43,988
Larsen & Toubro Ltd.	10,713	241,849
Lupin Ltd.	3,273	27,238
Mahindra & Mahindra Ltd.	13,561	209,814
Marico Ltd.	7,977	52,513
Maruti Suzuki India Ltd.	1,877	202,616
Mindtree Ltd.	889	34,062
Mphasis Ltd.	1,274	32,307
MRF Ltd.	30	29,963
Muthoot Finance Ltd.	1,864	23,652
Nestle India Ltd.	520	121,964
NTPC Ltd.	60,580	118,316
Oil & Natural Gas Corp. Ltd.	38,911	60,275
Page Industries Ltd.	95	58,893
Petronet LNG Ltd.	12,077	29,529
PI Industries Ltd.	1,163	42,615
Pidilite Industries Ltd.	2,368	77,819
Piramal Pharma Ltd. * ±	7,724	20,685
Power Grid Corp. of India Ltd.	48,859	126,863
Reliance Industries Ltd.	47,352	1,374,253
Samvardhana Motherson International Ltd.	20,419	27,169
SBI Cards & Payment Services Ltd.	3,601	40,170
SBI Life Insurance Co. Ltd. ~	6,944	106,123
Shree Cement Ltd.	171	43,969
Shriram Transport Finance Co. Ltd.	2,955	43,211
Siemens Ltd.	1,084	36,720
SRF Ltd.	2,303	70,311
State Bank of India	27,905	180,714
Sun Pharmaceutical Industries Ltd.	14,856	172,535
Tata Consultancy Services Ltd.	14,245	522,063
Tata Consumer Products Ltd.	8,679	85,324
Tata Elxsi Ltd.	534	55,584
Tata Motors Ltd. *	25,849	127,180
Tata Power Co. Ltd.	22,628	59,687
Tata Steel Ltd.	112,592	135,930
Tech Mahindra Ltd.	9,143	112,226
Titan Co. Ltd.	5,540	176,157
Torrent Pharmaceuticals Ltd.	1,515	28,885
Trent Ltd.	2,844	49,317
UltraTech Cement Ltd.	1,557	119,100
United Spirits Ltd. *	4,545	46,806
UPL Ltd.	7,478	61,342
Vedanta Ltd.	11,255	36,935
Wipro Ltd.	21,068	101,093
Yes Bank Ltd. *	180,249	34,470
Zomato Ltd. *	37,253	28,190

		13,576,590

Indonesia - 2.1%
Aneka Tambang Tbk	138,800	17,587
P.T. Adaro Energy Indonesia Tbk	225,000	58,023
P.T. Adaro Minerals Indonesia Tbk *	133,100	15,648
P.T. Astra International Tbk	316,900	137,138
P.T. Bank Central Asia Tbk	861,700	481,035
P.T. Bank Jago Tbk *	64,800	27,941
P.T. Bank Mandiri Persero Tbk	291,300	178,870
P.T. Bank Negara Indonesia Persero Tbk	116,600	68,199
P.T. Bank Rakyat Indonesia Persero Tbk	1,065,697	311,900

	Shares	Value
P.T. Barito Pacific Tbk	442,900	$ 23,065
P.T. Charoen Pokphand Indonesia Tbk	117,200	43,486
P.T. Gudang Garam Tbk	7,700	11,589
P.T. Indah Kiat Pulp & Paper Tbk	43,500	25,701
P.T. Indofood CBP Sukses Makmur Tbk	38,200	21,689
P.T. Indofood Sukses Makmur Tbk	65,900	26,038
P.T. Kalbe Farma Tbk	322,700	38,706
P.T. Merdeka Copper Gold Tbk *	185,962	47,867
P.T. Sarana Menara Nusantara Tbk	363,000	29,346
P.T. Semen Indonesia Persero Tbk	44,800	21,908
P.T. Sumber Alfaria Trijaya Tbk	249,500	39,155
P.T. Telkom Indonesia Persero Tbk	771,900	224,967
P.T. Tower Bersama Infrastructure Tbk	67,890	12,579
P.T. Unilever Indonesia Tbk	115,600	36,566
P.T. United Tractors Tbk	25,800	55,396
P.T. Vale Indonesia Tbk *	40,400	16,841

		1,971,240

Kuwait - 0.8%
Agility Public Warehousing Co. KSC	23,012	49,560
Boubyan Bank KSCP	20,628	50,913
Gulf Bank KSCP	24,015	23,234
Kuwait Finance House KSCP	79,133	214,627
Mabanee Co. KPSC	9,151	25,451
Mobile Telecommunications Co.	33,575	63,376
National Bank of Kuwait SAKP	111,503	351,295

		778,456

Luxembourg - 0.0%
Reinet Investments SCA	2,105	31,044

Malaysia - 1.5%
AMMB Holdings Bhd	27,500	23,020
Axiata Group Bhd	40,900	23,000
CIMB Group Holdings Bhd	107,184	118,181
Dialog Group Bhd	58,300	24,921
DiGi.Com Bhd	48,000	34,880
Genting Bhd	32,500	31,275
Genting Malaysia Bhd	46,700	27,985
HAP Seng Consolidated Bhd	9,800	12,916
Hartalega Holdings Bhd	27,400	9,771
Hong Leong Bank Bhd	10,100	44,579
Hong Leong Financial Group Bhd	3,800	15,074
IHH Healthcare Bhd	27,000	34,226
Inari Amertron Bhd	45,300	24,295
IOI Corp. Bhd	38,300	31,039
Kuala Lumpur Kepong Bhd	6,600	29,400
Malayan Banking Bhd	74,466	137,530
Malaysia Airports Holdings Bhd *	10,800	13,000
Maxis Bhd	37,500	28,289
MISC Bhd	20,200	29,379
MR DIY Group M Bhd ~	38,250	16,176
Nestle Malaysia Bhd	1,100	30,958
Petronas Chemicals Group Bhd	36,700	66,000
Petronas Dagangan Bhd	4,500	19,429
Petronas Gas Bhd	12,200	43,254
PPB Group Bhd	9,800	34,026
Press Metal Aluminium Holdings Bhd	58,900	51,008
Public Bank Bhd	226,700	206,323
QL Resources Bhd	17,000	18,257
RHB Bank Bhd	23,891	28,545
Sime Darby Bhd	42,500	19,546
Sime Darby Plantation Bhd	31,202	27,435
Telekom Malaysia Bhd	16,900	19,881
Tenaga Nasional Bhd	40,600	70,388
Top Glove Corp. Bhd	85,800	11,503

		1,355,489

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Mexico - 2.1%
Alfa SAB de CV Class A	44,400	$ 28,263
America Movil SAB de CV Series L	433,800	358,206
Arca Continental SAB de CV	6,800	48,965
Cemex SAB de CV *	233,300	80,394
Coca-Cola Femsa SAB de CV	8,105	47,355
Fibra Uno Administracion SA de CV REIT	46,200	47,555
Fomento Economico Mexicano SAB de CV	30,400	190,525
Gruma SAB de CV Class B	3,195	30,602
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,700	72,044
Grupo Aeroportuario del Sureste SAB de CV Class B	3,040	59,876
Grupo Bimbo SAB de CV Class A	21,000	74,002
Grupo Carso SAB de CV Series A1	7,300	26,736
Grupo Financiero Banorte SAB de CV Class O	40,200	258,133
Grupo Financiero Inbursa SAB de CV Class O *	33,900	53,730
Grupo Mexico SAB de CV Class B	48,500	164,047
Grupo Televisa SAB	37,400	40,484
Industrias Penoles SAB de CV	2,200	21,387
Kimberly-Clark de Mexico SAB de CV Class A	23,100	30,866
Operadora De Sites Mexicanos SAB de CV Class A-1	19,600	16,292
Orbia Advance Corp. SAB de CV	16,100	27,005
Promotora y Operadora de Infraestructura SAB de CV	3,395	23,122
Sitios Latinoamerica SAB de CV *	21,690	9,682
Wal-Mart de Mexico SAB de CV	81,500	286,633

		1,995,904

Peru - 0.2%
Cia de Minas Buenaventura SAA ADR	3,481	23,427
Credicorp Ltd.	1,119	137,413
Southern Copper Corp.	1,293	57,978

		218,818

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	27,540	25,151
ACEN Corp.	123,630	11,767
Ayala Corp.	3,790	39,600
Ayala Land, Inc.	115,400	44,803
Bank of the Philippine Islands	27,940	42,556
BDO Unibank, Inc.	30,810	58,373
Converge Information & Communications Technology Solutions, Inc. *	36,800	8,181
Globe Telecom, Inc.	425	14,679
GT Capital Holdings, Inc.	1,380	9,765
International Container Terminal Services, Inc.	15,920	42,457
JG Summit Holdings, Inc.	46,660	33,359
Jollibee Foods Corp.	6,760	26,374
Manila Electric Co.	3,450	15,450
Metro Pacific Investments Corp.	162,000	9,199
Metropolitan Bank & Trust Co.	27,400	22,598
Monde Nissin Corp. ~	102,500	21,253
PLDT, Inc.	1,330	34,162
SM Investments Corp.	3,680	45,324
SM Prime Holdings, Inc.	178,100	91,268
Universal Robina Corp.	13,910	26,996

		623,315

Poland - 0.5%
Allegro.eu SA * ~	5,818	25,028
Bank Polska Kasa Opieki SA	2,817	34,212
CD Projekt SA	1,069	21,407
Cyfrowy Polsat SA	4,186	13,462
Dino Polska SA * ~	753	45,610
KGHM Polska Miedz SA	2,146	37,477
LPP SA	17	26,520

	Shares	Value
mBank SA *	233	$ 9,344
Orange Polska SA	10,753	11,172
PGE Polska Grupa Energetyczna SA *	14,402	18,118
Polski Koncern Naftowy ORLEN SA	6,425	68,972
Polskie Gornictwo Naftowe i Gazownictwo SA *	26,352	25,817
Powszechna Kasa Oszczednosci Bank Polski SA	13,586	59,349
Powszechny Zaklad Ubezpieczen SA	9,292	43,111
Santander Bank Polska SA	571	22,516

		462,115

Qatar - 1.2%
Barwa Real Estate Co.	30,599	28,737
Commercial Bank PSQC	49,939	96,142
Industries Qatar QSC	23,662	109,231
Masraf Al Rayan QSC	86,522	97,303
Mesaieed Petrochemical Holding Co.	67,352	43,099
Ooredoo QPSC	12,740	31,048
Qatar Electricity & Water Co. QSC	6,648	31,983
Qatar Fuel QSC	7,405	38,083
Qatar Gas Transport Co. Ltd.	38,024	42,652
Qatar International Islamic Bank QSC	11,926	35,519
Qatar Islamic Bank SAQ	25,886	174,728
Qatar National Bank QPSC	72,075	392,278

		1,120,803

Romania - 0.0%
NEPI Rockcastle NV	7,257	32,315

Russia - 0.0%
Alrosa PJSC Ω ±	104,260	-
Gazprom PJSC * Ω ±	58,020	-
Gazprom PJSC ADR (OTC) * Ω ±	8,195	-
Gazprom PJSC ADR (SEAQ) * Ω ±	194,171	-
Inter RAO UES PJSC Ω ±	1,499,500	-
LUKOIL PJSC Ω ±	2,583	-
LUKOIL PJSC ADR (SEAQ) Ω ±	13,502	-
Magnit PJSC GDR * Ω ±	3,308	-
Magnit PJSC GDR (LI) * Ω ±	10,327	-
MMC Norilsk Nickel PJSC Ω ±	298	-
MMC Norilsk Nickel PJSC ADR Ω ±	21,092	-
Mobile TeleSystems PJSC ADR * Ω ±	17,555	-
Moscow Exchange MICEX-RTS PJSC * Ω ±	58,150	-
Novatek PJSC GDR (LI) Ω ±	3,551	-
Novolipetsk Steel PJSC Ω ±	4,620	-
Novolipetsk Steel PJSC GDR Ω ±	5,477	-
Ozon Holdings PLC ADR * Ω ±	1,985	-
PhosAgro PJSC * Ω ±	34	-
PhosAgro PJSC GDR Ω ±	5,315	-
Polyus PJSC Ω ±	241	-
Polyus PJSC ADR Ω ±	2,028	-
Polyus PJSC GDR Ω ±	262	-
Rosneft Oil Co. PJSC Ω ±	3,660	-
Rosneft Oil Co. PJSC GDR Ω ±	41,896	-
Sberbank of Russia PJSC * Ω ±	41,510	-
Sberbank of Russia PJSC ADR (OTC) * Ω ±	2,527	-
Sberbank of Russia PJSC ADR (SEAQ) * Ω ±	92,176	-
Severstal PAO Ω ±	812	-
Severstal PAO GDR * Ω ±	7,476	-
Surgutneftegas PJSC ADR (LI) * Ω ±	49,470	-
Tatneft PJSC Ω ±	9,037	-
Tatneft PJSC ADR Ω ±	7,942	-
TCS Group Holding PLC GDR * Ω ±	4,555	-
United Co. RUSAL International PJSC * Ω ±	114,970	-
VK Co. Ltd. GDR * Ω ±	4,153	-

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
VTB Bank PJSC * Ω ±	21,000,000	$ 1
VTB Bank PJSC GDR * Ω ±	57,906	-
X5 Retail Group NV GDR Ω ±	4,746	-
Yandex NV Class A * Ω ±	11,538	-

		1

Saudi Arabia - 4.6%
ACWA Power Co.	1,249	55,625
Advanced Petrochemical Co.	1,886	22,299
Al Rajhi Bank *	30,520	653,378
Alinma Bank	15,359	146,919
Almarai Co. JSC	3,878	54,569
Arab National Bank	9,402	76,480
Bank Al-Jazira	6,283	37,377
Bank AlBilad *	7,713	96,706
Banque Saudi Fransi	9,254	102,229
Bupa Arabia for Cooperative Insurance Co.	915	40,765
Dar Al Arkan Real Estate Development Co. *	8,563	36,077
Dr Sulaiman Al Habib Medical Services Group Co.	1,371	75,477
Elm Co.	364	30,436
Emaar Economic City *	6,356	16,521
Etihad Etisalat Co.	5,866	55,282
Jarir Marketing Co.	935	41,314
Mobile Telecommunications Co. Saudi Arabia *	6,475	19,582
Mouwasat Medical Services Co.	752	39,421
National Industrialization Co. *	5,290	18,892
Rabigh Refining & Petrochemical Co. *	6,695	24,441
Riyad Bank	20,896	175,414
SABIC Agri-Nutrients Co.	3,341	138,784
Sahara International Petrochemical Co.	5,655	61,836
Saudi Arabian Mining Co. *	13,371	244,472
Saudi Arabian Oil Co. ~	37,678	358,694
Saudi Basic Industries Corp.	13,990	327,392
Saudi British Bank	14,469	149,615
Saudi Electricity Co.	13,028	84,341
Saudi Industrial Investment Group	5,569	33,489
Saudi Investment Bank	7,513	33,923
Saudi Kayan Petrochemical Co. *	11,269	40,508
Saudi National Bank	34,162	570,009
Saudi Research & Media Group *	540	27,127
Saudi Tadawul Group Holding Co.	548	29,130
Saudi Telecom Co.	23,377	243,363
Savola Group	3,949	29,564
Yanbu National Petrochemical Co.	3,877	47,228

		4,238,679

Singapore - 0.0%
BOC Aviation Ltd. ~	3,100	21,915

South Africa - 3.1%
Absa Group Ltd.	13,300	129,196
African Rainbow Minerals Ltd.	1,834	24,776
Anglo American Platinum Ltd.	828	58,725
Aspen Pharmacare Holdings Ltd.	5,819	43,006
Bid Corp. Ltd.	5,199	80,088
Bidvest Group Ltd.	4,525	49,135
Capitec Bank Holdings Ltd.	1,364	116,860
Clicks Group Ltd.	3,747	59,095
Discovery Ltd. *	7,769	44,851
Exxaro Resources Ltd.	3,730	41,425
FirstRand Ltd.	78,491	262,023
Foschini Group Ltd.	5,022	32,640
Gold Fields Ltd.	13,945	112,474
Growthpoint Properties Ltd. REIT	52,000	33,872
Harmony Gold Mining Co. Ltd.	9,010	21,237
Impala Platinum Holdings Ltd.	13,168	122,431
Kumba Iron Ore Ltd.	1,047	22,210
Mr Price Group Ltd.	3,915	37,299

	Shares	Value
MTN Group Ltd.	26,260	$ 173,263
MultiChoice Group	5,961	38,085
Naspers Ltd. Class N	3,386	419,944
Nedbank Group Ltd.	7,245	79,951
Northam Platinum Holdings Ltd. *	5,278	45,732
Old Mutual Ltd.	73,163	39,317
Pepkor Holdings Ltd. ~	24,855	28,521
Remgro Ltd.	8,110	59,481
Sanlam Ltd.	28,045	79,326
Sasol Ltd.	8,785	137,412
Shoprite Holdings Ltd.	7,821	93,373
Sibanye Stillwater Ltd.	44,508	102,169
SPAR Group Ltd.	3,032	24,015
Standard Bank Group Ltd.	20,782	164,172
Vodacom Group Ltd.	10,012	67,272
Woolworths Holdings Ltd.	15,389	51,710

		2,895,086

South Korea - 9.6%
Alteogen, Inc. *	419	13,115
Amorepacific Corp.	450	31,729
AMOREPACIFIC Group	462	8,585
BGF retail Co. Ltd.	109	12,542
Celltrion Healthcare Co. Ltd.	1,331	62,367
Celltrion Pharm, Inc. *	262	11,597
Celltrion, Inc.	1,540	186,904
Cheil Worldwide, Inc.	1,116	17,592
CJ CheilJedang Corp.	127	36,233
CJ Corp.	235	11,331
CJ ENM Co. Ltd.	171	9,000
CJ Logistics Corp. *	147	9,222
Coway Co. Ltd.	853	31,899
DB Insurance Co. Ltd.	697	26,703
Doosan Bobcat, Inc.	814	16,018
Doosan Enerbility Co. Ltd. *	6,389	62,760
E-MART, Inc.	330	19,184
Ecopro BM Co. Ltd.	760	45,977
F&F Co. Ltd.	262	24,849
Green Cross Corp.	101	8,654
GS Engineering & Construction Corp.	1,043	16,264
GS Holdings Corp.	742	21,481
Hana Financial Group, Inc.	4,657	114,353
Hankook Tire & Technology Co. Ltd.	1,197	29,217
Hanmi Pharm Co. Ltd.	110	17,465
Hanon Systems	2,945	16,971
Hanwha Solutions Corp. *	1,766	57,526
HD Hyundai Co. Ltd.	715	26,802
HLB, Inc. *	1,481	43,814
HMM Co. Ltd.	4,180	53,371
Hotel Shilla Co. Ltd.	507	25,216
HYBE Co. Ltd. *	288	26,765
Hyundai Engineering & Construction Co. Ltd.	1,189	30,837
Hyundai Glovis Co. Ltd.	284	31,964
Hyundai Heavy Industries Co. Ltd. *	267	21,220
Hyundai Mobis Co. Ltd.	952	125,667
Hyundai Motor Co.	2,221	271,048
Hyundai Steel Co.	1,373	26,670
Iljin Materials Co. Ltd.	370	12,936
Industrial Bank of Korea	4,261	28,178
Kakao Corp.	4,833	190,176
Kakao Games Corp. *	518	15,199
KakaoBank Corp. *	1,830	25,351
Kangwon Land, Inc. *	1,499	24,473
KB Financial Group, Inc.	6,110	184,513
Kia Corp.	4,092	203,667
Korea Aerospace Industries Ltd.	1,128	38,016
Korea Electric Power Corp. *	4,019	55,989
Korea Investment Holdings Co. Ltd.	625	20,536
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	644	32,509
Korea Zinc Co. Ltd.	130	53,751

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Korean Air Lines Co. Ltd. *	2,685	$ 40,971
Krafton, Inc. *	385	55,814
KT&G Corp.	1,706	103,008
Kumho Petrochemical Co. Ltd.	295	23,619
L&F Co. Ltd. *	368	44,750
LG Chem Ltd.	771	284,680
LG Corp.	1,460	74,890
LG Display Co. Ltd.	3,620	30,000
LG Electronics, Inc.	1,670	90,623
LG Energy Solution Ltd. *	365	107,623
LG H&H Co. Ltd.	149	65,309
LG Innotek Co. Ltd.	222	41,844
LG Uplus Corp.	3,195	23,892
Lotte Chemical Corp.	259	25,813
Lotte Shopping Co. Ltd.	182	10,916
Meritz Financial Group, Inc.	523	7,545
Meritz Fire & Marine Insurance Co. Ltd.	596	12,201
Meritz Securities Co. Ltd.	3,830	9,744
Mirae Asset Securities Co. Ltd.	4,084	16,906
NAVER Corp.	2,038	271,495
NCSoft Corp.	259	61,952
Netmarble Corp. ~	350	12,408
NH Investment & Securities Co. Ltd.	2,383	14,875
Orion Corp.	379	27,104
Pan Ocean Co. Ltd.	4,343	13,535
Pearl Abyss Corp. *	427	13,746
POSCO Chemical Co. Ltd.	412	42,622
POSCO Holdings, Inc.	1,222	178,250
S-1 Corp.	274	11,036
S-Oil Corp.	697	39,427
Samsung Biologics Co. Ltd. * ~	276	154,496
Samsung C&T Corp.	1,309	93,800
Samsung Electro-Mechanics Co. Ltd.	883	68,127
Samsung Electronics Co. Ltd.	74,077	2,720,051
Samsung Engineering Co. Ltd. *	2,427	38,205
Samsung Fire & Marine Insurance Co. Ltd.	482	61,647
Samsung Heavy Industries Co. Ltd. *	9,498	34,994
Samsung Life Insurance Co. Ltd.	1,275	55,226
Samsung SDI Co. Ltd.	857	322,355
Samsung SDS Co. Ltd.	543	43,244
Samsung Securities Co. Ltd.	928	19,755
SD Biosensor, Inc.	569	10,489
Seegene, Inc.	570	10,572
Shinhan Financial Group Co. Ltd.	7,190	167,018
SK Biopharmaceuticals Co. Ltd. *	510	20,093
SK Bioscience Co. Ltd. *	349	19,319
SK Chemicals Co. Ltd.	182	11,455
SK Hynix, Inc.	8,496	485,973
SK IE Technology Co. Ltd. * ~	366	13,221
SK Innovation Co. Ltd. *	857	84,927
SK Square Co. Ltd. *	1,528	38,129
SK, Inc.	579	76,875
SKC Co. Ltd.	313	18,081
Woori Financial Group, Inc.	8,508	63,139
Yuhan Corp.	774	29,189

		8,905,184

Taiwan - 13.0%
Accton Technology Corp.	8,000	68,236
Acer, Inc.	44,000	30,293
Advantech Co. Ltd.	7,000	64,480
ASE Technology Holding Co. Ltd.	51,000	126,791
Asia Cement Corp.	35,000	43,335
Asustek Computer, Inc.	11,000	80,662
AUO Corp. *	128,000	58,578
Catcher Technology Co. Ltd.	10,000	54,151
Cathay Financial Holding Co. Ltd.	122,000	152,907
Chailease Holding Co. Ltd.	21,155	120,840
Chang Hwa Commercial Bank Ltd.	73,336	39,506
Cheng Shin Rubber Industry Co. Ltd.	28,000	31,374
China Airlines Ltd.	45,000	27,671

	Shares	Value
China Development Financial Holding Corp.	238,214	$ 89,580
China Steel Corp.	183,000	153,414
Chunghwa Telecom Co. Ltd.	59,000	211,169
Compal Electronics, Inc.	66,000	45,004
CTBC Financial Holding Co. Ltd.	275,000	171,078
Delta Electronics, Inc.	30,000	238,294
E Ink Holdings, Inc.	13,000	85,825
E.Sun Financial Holding Co. Ltd.	200,663	162,363
Eclat Textile Co. Ltd.	3,000	36,833
eMemory Technology, Inc.	1,000	35,396
Eva Airways Corp.	39,000	34,478
Evergreen Marine Corp. Taiwan Ltd. *	16,000	72,951
Far Eastern New Century Corp.	49,000	49,749
Far EasTone Telecommunications Co. Ltd.	25,000	56,883
Feng TAY Enterprise Co. Ltd.	7,000	34,624
First Financial Holding Co. Ltd.	165,954	135,476
Formosa Chemicals & Fibre Corp.	55,000	119,297
Formosa Petrochemical Corp.	18,000	46,784
Formosa Plastics Corp.	64,000	174,206
Fubon Financial Holding Co. Ltd.	116,270	181,825
Giant Manufacturing Co. Ltd.	5,000	32,189
Globalwafers Co. Ltd.	3,000	34,219
Hon Hai Precision Industry Co. Ltd.	195,000	624,413
Hotai Motor Co. Ltd.	5,000	89,633
Hua Nan Financial Holdings Co. Ltd.	139,316	97,195
Innolux Corp. *	158,000	51,467
Inventec Corp.	38,000	27,317
Largan Precision Co. Ltd.	2,000	104,842
Lite-On Technology Corp.	31,000	62,176
MediaTek, Inc.	24,000	414,154
Mega Financial Holding Co. Ltd.	174,250	170,484
Micro-Star International Co. Ltd.	11,000	37,027
momo.com, Inc.	1,200	20,026
Nan Ya Plastics Corp.	74,000	155,282
Nan Ya Printed Circuit Board Corp.	3,000	17,634
Nanya Technology Corp.	19,000	29,117
Nien Made Enterprise Co. Ltd.	3,000	23,683
Novatek Microelectronics Corp.	9,000	61,597
Pegatron Corp.	31,000	56,898
Pou Chen Corp.	35,000	31,286
Powerchip Semiconductor Manufacturing Corp.	46,000	41,110
President Chain Store Corp.	9,000	79,856
Quanta Computer, Inc.	42,000	101,668
Realtek Semiconductor Corp.	7,000	59,095
Ruentex Development Co. Ltd.	18,000	28,934
Shanghai Commercial & Savings Bank Ltd.	56,000	86,452
Shin Kong Financial Holding Co. Ltd.	204,344	52,596
SinoPac Financial Holdings Co. Ltd.	160,590	87,135
Synnex Technology International Corp.	21,000	34,788
Taishin Financial Holding Co. Ltd.	169,148	72,717
Taiwan Cement Corp.	93,493	99,571
Taiwan Cooperative Financial Holding Co. Ltd.	153,016	125,983
Taiwan High Speed Rail Corp.	29,000	25,974
Taiwan Mobile Co. Ltd.	27,000	81,262
Taiwan Semiconductor Manufacturing Co. Ltd.	383,000	5,076,815
Uni-President Enterprises Corp.	75,000	158,609
Unimicron Technology Corp.	19,000	69,553
United Microelectronics Corp. *	184,000	205,914
Vanguard International Semiconductor Corp.	14,000	28,363
Voltronic Power Technology Corp.	1,000	43,981
Walsin Lihwa Corp.	39,727	50,177
Wan Hai Lines Ltd.	10,500	21,903
Win Semiconductors Corp.	5,000	19,212
Winbond Electronics Corp.	45,000	27,787
Wiwynn Corp.	1,000	25,270
WPG Holdings Ltd.	24,000	35,051
Yageo Corp. *	7,000	59,087
Yang Ming Marine Transport Corp.	27,000	51,873
Yuanta Financial Holding Co. Ltd.	154,620	94,823
Zhen Ding Technology Holding Ltd.	10,000	33,158

		12,153,409

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Tanzania - 0.1%
AngloGold Ashanti Ltd.	6,534	$ 89,260

Thailand - 2.1%
Advanced Info Service PCL	3,400	17,532
Advanced Info Service PCL ADR	164	835
Advanced Info Service PCL NVDR	15,400	79,428
Airports of Thailand PCL *	31,600	60,737
Airports of Thailand PCL ADR *	30	546
Airports of Thailand PCL NVDR *	34,600	66,273
Asset World Corp. PCL NVDR	130,600	20,005
B Grimm Power PCL	5,900	5,253
B Grimm Power PCL NVDR	5,300	4,718
Bangkok Commercial Asset Management PCL NVDR	31,800	13,568
Bangkok Dusit Medical Services PCL NVDR	160,900	125,433
Bangkok Expressway & Metro PCL	14,600	3,552
Bangkok Expressway & Metro PCL NVDR	111,900	27,221
Berli Jucker PCL NVDR	19,600	16,917
BTS Group Holdings PCL NVDR	122,700	26,900
Bumrungrad Hospital PCL NVDR	8,000	47,967
Carabao Group PCL NVDR	4,900	11,027
Central Pattana PCL NVDR	32,000	55,041
Central Retail Corp. PCL NVDR	28,000	29,148
Charoen Pokphand Foods PCL NVDR	61,100	40,482
CP ALL PCL NVDR	91,200	135,426
Delta Electronics Thailand PCL	1,100	18,955
Delta Electronics Thailand PCL NVDR	3,800	65,481
Electricity Generating PCL NVDR	4,400	19,204
Energy Absolute PCL	2,500	5,826
Energy Absolute PCL NVDR	23,300	54,302
Global Power Synergy PCL NVDR	11,200	18,834
Gulf Energy Development PCL NVDR	46,800	64,851
Home Product Center PCL	30,300	10,788
Home Product Center PCL NVDR	67,700	24,105
Indorama Ventures PCL NVDR	26,000	26,677
Intouch Holdings PCL NVDR	17,600	33,814
JMT Network Services PCL NVDR	10,700	19,260
Kasikornbank PCL NVDR	7,200	27,359
Krung Thai Bank PCL NVDR	55,100	24,311
Krungthai Card PCL NVDR	14,500	21,993
Land & Houses PCL	2,800	658
Land & Houses PCL NVDR	139,900	32,870
Minor International PCL NVDR *	48,790	34,091
Muangthai Capital PCL	4,900	4,661
Muangthai Capital PCL NVDR	6,200	5,898
Osotspa PCL NVDR	25,700	18,513
PTT Exploration & Production PCL NVDR	21,700	92,533
PTT Global Chemical PCL	8,100	8,864
PTT Global Chemical PCL NVDR	28,200	30,860
PTT Oil & Retail Business PCL NVDR	46,500	31,675
PTT PCL	62,600	57,000
PTT PCL NVDR	94,600	85,071
Ratch Group PCL NVDR	17,900	19,408
SCB X PCL	5,650	15,482
SCB X PCL NVDR	5,700	15,619
SCG Packaging PCL NVDR	20,000	27,441
Siam Cement PCL	3,900	33,646
Siam Cement PCL NVDR	8,900	76,782
Siam Commercial Bank PCL Ω ±	3,750	8,556
Srisawad Corp. PCL NVDR	12,400	14,008
Thai Oil PCL	4,014	5,441
Thai Oil PCL NVDR	16,383	22,207
Thai Union Group PCL Class F	25,000	12,365
Thai Union Group PCL NVDR	22,000	10,881
True Corp. PCL NVDR	188,400	25,138

		1,913,437

	Shares	Value
Turkey - 0.4%
Akbank T.A.S.	49,767	$ 30,387
Aselsan Elektronik Sanayi Ve Ticaret AS	11,018	17,381
BIM Birlesik Magazalar AS	7,027	43,970
Eregli Demir ve Celik Fabrikalari TAS	22,233	34,668
Ford Otomotiv Sanayi AS	1,147	20,206
Haci Omer Sabanci Holding AS	16,729	23,207
KOC Holding AS	11,388	27,719
Turk Hava Yollari AO *	8,356	31,727
Turkcell Iletisim Hizmetleri AS	19,498	20,721
Turkiye Is Bankasi AS Class C	55,983	22,545
Turkiye Petrol Rafinerileri AS *	1,890	29,415
Turkiye Sise ve Cam Fabrikalari AS	20,599	28,319

		330,265

United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	42,852	105,109
Abu Dhabi Islamic Bank PJSC	22,843	56,212
Abu Dhabi National Oil Co. for Distribution PJSC	48,063	58,097
Aldar Properties PJSC	59,873	68,348
Dubai Islamic Bank PJSC	45,484	73,790
Emaar Properties PJSC	62,288	97,738
Emirates NBD Bank PJSC	29,787	104,156
Emirates Telecommunications Group Co. PJSC	54,064	343,631
First Abu Dhabi Bank PJSC	68,766	333,547

		1,240,628

United States - 0.1%
JBS SA	12,100	56,346
Legend Biotech Corp. ADR *	777	31,702
Parade Technologies Ltd.	1,000	18,376

		106,424

Total Common Stocks (Cost $128,267,895)		86,646,201

	Principal Amount
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreement - 4.2%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $3,919,438; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $3,996,967)	$3,918,556	3,918,556

U.S. Treasury Bills - 0.1%
3.422% due 01/26/23 ‡	100,000	98,918

Total Short-Term Investments (Cost $4,018,162)		4,017,474

TOTAL INVESTMENTS - 99.6% (Cost $134,867,811)		92,843,519

DERIVATIVES - (0.6%)		(557,600)

OTHER ASSETS & LIABILITIES, NET - 1.0%		924,810

NET ASSETS - 100.0%		$93,210,729

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $8,556 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	12/22	109	$5,307,275	$4,749,675	($557,600)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Consumer, Non-Cyclical	$71	$71	$-	$-
	Communications	191	-	191	-

	Total Rights	262	71	191	-

	Warrants	262	-	262	-
	Preferred Stocks
	Brazil	1,442,248	1,442,248	-	-
	Chile	206,145	-	206,145	-
	Colombia	33,885	33,885	-	-
	South Korea	497,042	-	497,042	-

	Total Preferred Stocks	2,179,320	1,476,133	703,187	-

	Common Stocks
	Brazil	3,646,034	3,646,034	-	-
	Chile	311,566	246,276	65,290	-
	China	27,807,902	2,669,655	25,138,247	-
	Colombia	93,774	93,774	-	-
	Czech Republic	131,908	102,370	29,538	-
	Egypt	66,490	7,411	59,079	-
	Greece	227,833	-	227,833	-
	Hong Kong	164,433	-	164,433	-
	Hungary	135,884	-	135,884	-
	India	13,576,590	-	13,555,905	20,685
	Indonesia	1,971,240	43,486	1,927,754	-
	Kuwait	778,456	50,913	727,543	-
	Luxembourg	31,044	31,044	-	-
	Malaysia	1,355,489	102,670	1,252,819	-
	Mexico	1,995,904	1,995,904	-	-
	Peru	218,818	218,818	-	-
	Philippines	623,315	-	623,315	-
	Poland	462,115	-	462,115	-
	Qatar	1,120,803	31,983	1,088,820	-
	Romania	32,315	-	32,315	-
	Russia	1	-	-	1
	Saudi Arabia	4,238,679	-	4,238,679	-
	Singapore	21,915	-	21,915	-
	South Africa	2,895,086	522,751	2,372,335	-
	South Korea	8,905,184	-	8,905,184	-
	Taiwan	12,153,409	-	12,153,409	-
	Tanzania	89,260	-	89,260	-
	Thailand	1,913,437	1,381	1,903,500	8,556
	Turkey	330,265	102,676	227,589	-
	United Arab Emirates	1,240,628	-	1,240,628	-
	United States	106,424	88,048	18,376	-

	Total Common Stocks	86,646,201	9,955,194	76,661,765	29,242

	Short-Term Investments	4,017,474	-	4,017,474	-

	Total Assets	92,843,519	11,431,398	81,382,879	29,242

Liabilities	Derivatives:
	Futures	(557,600)	(557,600)	-	-
	Due to Custodian	(108,391)	-	(108,391)	-

	Total Liabilities	(665,991)	(557,600)	(108,391)	-

	Total	$92,177,528	$10,873,798	$81,274,488	$29,242

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	3,030	$196,763
Henkel AG & Co. KGaA	8,995	534,186
Porsche Automobil Holding SE	7,732	435,645
Sartorius AG	1,229	425,116
Volkswagen AG	9,380	1,146,161

		2,737,871

Total Preferred Stocks (Cost $4,167,155)		2,737,871

COMMON STOCKS - 98.1%
Australia - 7.7%
Australia & New Zealand Banking Group Ltd.	150,510	2,203,285
BHP Group Ltd.	255,639	6,354,704
Coles Group Ltd.	67,471	711,304
Commonwealth Bank of Australia	86,171	5,012,992
CSL Ltd.	24,325	4,423,917
Flutter Entertainment PLC *	8,433	929,584
Fortescue Metals Group Ltd.	85,515	918,034
Glencore PLC *	497,874	2,616,334
Goodman Group REIT	84,904	858,108
Macquarie Group Ltd.	18,405	1,795,594
National Australia Bank Ltd.	162,096	3,001,318
Newcrest Mining Ltd.	45,101	495,172
Ramsay Health Care Ltd.	9,246	339,398
Rio Tinto Ltd.	18,747	1,134,050
Rio Tinto PLC	56,778	3,072,022
Santos Ltd.	162,485	750,607
Telstra Corp. Ltd.	205,031	506,268
Transurban Group >>	155,062	1,224,589
Wesfarmers Ltd.	57,273	1,565,759
Westpac Banking Corp.	176,806	2,339,142
Woodside Energy Group Ltd.	95,883	1,959,035
Woolworths Group Ltd.	61,300	1,332,089

		43,543,305

Austria - 0.1%
Verbund AG	3,438	293,527

Belgium - 0.6%
Anheuser-Busch InBev SA/NV	43,863	1,986,847
Groupe Bruxelles Lambert NV	5,022	351,214
KBC Group NV	12,632	599,439
UCB SA	6,385	443,105

		3,380,605

Brazil - 0.1%
Wheaton Precious Metals Corp.	22,799	738,263

Canada - 11.8%
Agnico Eagle Mines Ltd.	23,012	972,223
Alimentation Couche-Tard, Inc.	41,840	1,684,383
Bank of Montreal	33,908	2,971,905
Bank of Nova Scotia	60,415	2,873,468
Barrick Gold Corp.	13,874	217,822
Barrick Gold Corp. (TSE)	75,979	1,177,624
BCE, Inc.	3,724	156,147
Brookfield Asset Management, Inc. Class A	71,138	2,910,203
Canadian Imperial Bank of Commerce	45,541	1,993,274
Canadian National Railway Co.	29,669	3,204,127
Canadian Natural Resources Ltd. (TSE)	58,291	2,713,368

	Shares	Value
Canadian Pacific Railway Ltd.	46,956	$ 3,134,479
Cenovus Energy, Inc.	70,047	1,076,047
CGI, Inc. *	10,953	824,557
Constellation Software, Inc.	1,017	1,415,112
Enbridge, Inc.	102,329	3,794,325
Fairfax Financial Holdings Ltd.	1,165	532,079
Fortis, Inc.	24,076	914,691
Franco-Nevada Corp.	9,662	1,154,110
George Weston Ltd.	3,688	386,141
Great-West Lifeco, Inc.	14,112	304,644
Hydro One Ltd. ~	16,621	406,456
Imperial Oil Ltd.	11,826	512,045
Intact Financial Corp.	8,884	1,257,272
Loblaw Cos. Ltd.	8,406	665,616
Magna International, Inc.	14,150	671,263
Manulife Financial Corp.	97,180	1,525,220
National Bank of Canada	16,988	1,064,771
Nutrien Ltd.	27,839	2,321,680
Pembina Pipeline Corp.	27,772	843,605
Power Corp. of Canada	28,005	631,119
Restaurant Brands International, Inc.	14,813	787,968
Rogers Communications, Inc. Class B (TSE)	17,894	689,282
Royal Bank of Canada	71,583	6,444,983
Shaw Communications, Inc. Class B (TSE)	24,080	585,548
Shopify, Inc. Class A *	57,662	1,552,430
Sun Life Financial, Inc.	29,593	1,176,779
Suncor Energy, Inc.	72,528	2,042,451
TC Energy Corp.	49,530	1,995,041
TELUS Corp.	23,471	466,073
Thomson Reuters Corp.	8,607	883,536
Toronto-Dominion Bank	91,847	5,633,096

		66,566,963

China - 0.6%
BOC Hong Kong Holdings Ltd.	187,000	621,909
Budweiser Brewing Co. APAC Ltd. ~	86,900	226,293
Prosus NV *	41,886	2,179,186
Wilmar International Ltd.	97,000	258,057

		3,285,445

Denmark - 2.3%
AP Moller - Maersk AS Class A	152	268,548
AP Moller - Maersk AS Class B	258	468,845
Carlsberg AS Class B	4,916	574,860
Coloplast AS Class B	5,999	609,644
DSV AS	9,453	1,107,394
Novo Nordisk AS Class B	83,597	8,327,749
Orsted AS ~	9,552	761,301
Vestas Wind Systems AS	50,995	938,964

		13,057,305

Finland - 1.0%
Fortum OYJ	22,428	301,366
Kone OYJ Class B	17,164	661,304
Neste OYJ	21,364	931,246
Nokia OYJ (OMXH)	273,265	1,173,143
Nordea Bank Abp	172,223	1,473,923
Sampo OYJ Class A	24,181	1,032,326

		5,573,308

France - 9.6%
Air Liquide SA	26,407	3,018,296
Airbus SE	29,849	2,572,995
AXA SA	94,385	2,060,698
BNP Paribas SA	56,100	2,369,621
Capgemini SE	8,270	1,324,031
Cie de Saint-Gobain	25,139	898,860
Cie Generale des Etablissements Michelin SCA	34,258	767,574
Credit Agricole SA	61,130	496,255

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Danone SA	32,420	$1,532,989
Dassault Systemes SE	33,658	1,162,044
Electricite de France SA	28,305	328,266
Engie SA	92,230	1,061,557
EssilorLuxottica SA	14,526	1,974,415
Hermes International	1,599	1,880,615
Kering SA	3,778	1,675,726
L’Oreal SA	12,186	3,896,376
LVMH Moet Hennessy Louis Vuitton SE	14,019	8,265,247
Orange SA	100,734	911,092
Pernod Ricard SA	10,580	1,940,945
Safran SA	17,260	1,570,483
Sanofi	57,503	4,378,651
Sartorius Stedim Biotech	1,396	428,204
Societe Generale SA	40,163	794,267
Thales SA	5,388	593,725
TotalEnergies SE	125,199	5,873,654
Vinci SA	26,946	2,178,873

		53,955,459

Germany - 6.6%
adidas AG	8,730	1,003,612
Allianz SE	20,627	3,249,459
BASF SE	46,383	1,780,104
Bayer AG	49,611	2,285,802
Bayerische Motoren Werke AG	16,688	1,131,071
Beiersdorf AG	5,090	500,155
Continental AG	5,555	246,494
Daimler Truck Holding AG *	22,858	516,761
Deutsche Bank AG	104,371	772,760
Deutsche Boerse AG	9,595	1,572,876
Deutsche Post AG	50,058	1,508,730
Deutsche Telekom AG	163,673	2,785,987
E.ON SE	113,373	871,019
Fresenius Medical Care AG & Co. KGaA	10,358	291,816
Fresenius SE & Co. KGaA	21,153	450,880
Hannover Rueck SE	3,045	456,461
Henkel AG & Co. KGaA	5,250	297,534
Infineon Technologies AG	65,947	1,443,186
Mercedes-Benz Group AG	40,517	2,048,824
Merck KGaA	6,527	1,056,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,075	1,703,098
RWE AG	32,439	1,192,328
SAP SE	52,733	4,297,483
Siemens AG	38,632	3,776,002
Siemens Energy AG *	22,014	242,391
Siemens Healthineers AG ~	14,241	610,875
Volkswagen AG	1,484	241,847
Vonovia SE	36,170	780,612

		37,114,763

Hong Kong - 2.5%
AIA Group Ltd.	608,200	5,063,814
CK Asset Holdings Ltd.	101,062	606,714
CK Infrastructure Holdings Ltd.	32,000	163,210
CLP Holdings Ltd.	83,000	627,292
Hang Seng Bank Ltd.	38,600	586,430
Henderson Land Development Co. Ltd.	73,000	204,415
Hong Kong & China Gas Co. Ltd.	565,150	497,813
Hong Kong Exchanges & Clearing Ltd.	60,800	2,078,290
Jardine Matheson Holdings Ltd.	8,000	404,464
Link REIT	106,547	743,752
MTR Corp. Ltd.	78,000	357,774
Prudential PLC	138,836	1,358,876
Sun Hung Kai Properties Ltd.	73,000	805,648
Swire Properties Ltd.	59,400	127,786
Techtronic Industries Co. Ltd.	69,500	663,178

		14,289,456

	Shares	Value
Ireland - 0.3%
CRH PLC	38,538	$1,239,068
Kerry Group PLC Class A	8,041	716,712

		1,955,780

Israel - 0.3%
Check Point Software Technologies Ltd. *	5,176	579,816
ICL Group Ltd.	35,747	286,492
Nice Ltd. *	3,205	603,096

		1,469,404

Italy - 1.4%
Assicurazioni Generali SpA	56,087	765,830
Enel SpA	410,710	1,684,413
Eni SpA	127,457	1,354,701
Ferrari NV	6,365	1,178,708
Intesa Sanpaolo SpA	834,081	1,378,749
Snam SpA	101,805	411,489
UniCredit SpA	104,796	1,060,964

		7,834,854

Japan - 18.5%
Aeon Co. Ltd.	33,000	616,226
Ajinomoto Co., Inc.	23,100	631,353
Asahi Group Holdings Ltd.	23,000	717,049
Astellas Pharma, Inc.	92,700	1,228,024
Bandai Namco Holdings, Inc.	10,100	658,199
Bridgestone Corp.	28,800	931,418
Canon, Inc.	50,500	1,103,048
Central Japan Railway Co.	7,300	856,954
Chugai Pharmaceutical Co. Ltd.	33,900	846,926
Dai-ichi Life Holdings, Inc.	49,500	787,066
Daiichi Sankyo Co. Ltd.	88,500	2,473,650
Daikin Industries Ltd.	12,600	1,938,749
Daiwa House Industry Co. Ltd.	30,300	616,078
Denso Corp.	21,900	1,001,337
East Japan Railway Co.	15,300	784,653
Eisai Co. Ltd.	12,700	681,470
FANUC Corp.	9,700	1,362,018
Fast Retailing Co. Ltd.	2,900	1,536,838
FUJIFILM Holdings Corp.	18,200	831,281
Fujitsu Ltd.	9,900	1,085,554
Hitachi Ltd.	48,900	2,080,992
Honda Motor Co. Ltd.	82,300	1,786,385
Hoya Corp.	18,500	1,782,633
ITOCHU Corp.	60,000	1,448,275
Japan Post Bank Co. Ltd.	20,500	143,299
Japan Post Holdings Co. Ltd.	120,100	795,688
Japan Tobacco, Inc.	60,600	995,824
Kao Corp.	24,000	976,568
KDDI Corp.	81,500	2,382,756
Keyence Corp.	9,800	3,239,491
Kirin Holdings Co. Ltd.	41,500	639,338
Komatsu Ltd.	46,700	850,328
Kubota Corp.	51,500	715,690
Kyocera Corp.	16,200	816,135
M3, Inc.	22,300	622,655
Marubeni Corp.	78,100	681,461
Mitsubishi Corp.	63,800	1,744,944
Mitsubishi Electric Corp.	97,600	883,089
Mitsubishi Estate Co. Ltd.	59,700	786,618
Mitsubishi UFJ Financial Group, Inc.	603,700	2,734,836
Mitsui & Co. Ltd.	70,500	1,500,223
Mitsui Fudosan Co. Ltd.	45,800	872,489
Mizuho Financial Group, Inc.	121,800	1,318,440
MS&AD Insurance Group Holdings, Inc.	22,500	595,861
Murata Manufacturing Co. Ltd.	29,000	1,334,788
Nexon Co. Ltd.	25,000	441,693
Nidec Corp.	22,600	1,265,060

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Nintendo Co. Ltd.	56,000	$ 2,258,719
Nippon Paint Holdings Co. Ltd.	41,900	283,031
Nippon Telegraph & Telephone Corp.	60,400	1,629,128
Nissan Motor Co. Ltd.	117,200	377,692
Nitori Holdings Co. Ltd.	4,000	335,680
Nomura Holdings, Inc.	147,000	486,993
Nomura Research Institute Ltd.	17,000	415,195
NTT Data Corp.	31,900	412,055
Obic Co. Ltd.	3,500	469,328
Olympus Corp.	62,300	1,198,511
Omron Corp.	9,400	430,682
Oriental Land Co. Ltd.	10,100	1,369,850
ORIX Corp.	60,400	846,147
Otsuka Holdings Co. Ltd.	19,700	623,798
Panasonic Holdings Corp.	111,500	782,957
Rakuten Group, Inc.	44,000	188,298
Recruit Holdings Co. Ltd.	72,800	2,097,050
Renesas Electronics Corp. *	58,900	493,773
Secom Co. Ltd.	10,600	604,402
Sekisui House Ltd.	31,100	515,087
Seven & i Holdings Co. Ltd.	38,100	1,530,478
Shimano, Inc.	3,700	578,920
Shin-Etsu Chemical Co. Ltd.	18,900	1,870,284
Shionogi & Co. Ltd.	13,400	647,141
Shiseido Co. Ltd.	20,200	707,954
SMC Corp.	2,900	1,180,214
SoftBank Corp.	145,100	1,448,958
SoftBank Group Corp.	60,900	2,063,967
Sompo Holdings, Inc.	15,800	632,179
Sony Group Corp.	63,700	4,103,198
Sumitomo Corp.	56,900	702,964
Sumitomo Mitsui Financial Group, Inc.	65,900	1,826,845
Sumitomo Realty & Development Co. Ltd.	15,600	354,776
Suzuki Motor Corp.	18,600	579,020
Sysmex Corp.	8,500	454,208
Takeda Pharmaceutical Co. Ltd.	75,900	1,970,955
Terumo Corp.	32,600	916,393
Tokio Marine Holdings, Inc.	92,700	1,647,569
Tokyo Electron Ltd.	7,500	1,847,962
Toshiba Corp.	19,700	701,818
Toyota Industries Corp.	7,400	353,503
Toyota Motor Corp.	535,500	6,999,222
Toyota Tsusho Corp.	10,700	331,430
Unicharm Corp.	20,400	669,219
Z Holdings Corp.	134,300	355,984

		104,416,987

Luxembourg - 0.1%
ArcelorMittal SA	26,597	529,235

Macau - 0.2%
Galaxy Entertainment Group Ltd.	110,000	646,568
Sands China Ltd. *	122,800	305,799

		952,367

Netherlands - 4.9%
Adyen NV * ~	1,095	1,365,642
Akzo Nobel NV	9,171	519,720
ASML Holding NV	20,526	8,503,487
Heineken Holding NV	5,091	348,523
Heineken NV	13,090	1,143,164
ING Groep NV	197,301	1,690,559
Koninklijke Ahold Delhaize NV	52,808	1,345,095
Koninklijke DSM NV	8,826	1,004,315
Koninklijke Philips NV	44,636	687,238
Shell PLC	375,629	9,318,578
Universal Music Group NV	36,630	686,081
Wolters Kluwer NV	13,257	1,290,882

		27,903,284

	Shares	Value
New Zealand - 0.1%
Xero Ltd. *	6,797	$ 314,542

Norway - 0.6%
Aker BP ASA	15,958	458,067
DNB Bank ASA	46,977	745,434
Equinor ASA	49,351	1,627,532
Telenor ASA	35,326	323,308

		3,154,341

Portugal - 0.1%
EDP - Energias de Portugal SA	140,157	608,283

Singapore - 1.3%
DBS Group Holdings Ltd.	91,454	2,115,638
Grab Holdings Ltd. Class A *	65,561	172,426
Oversea-Chinese Banking Corp. Ltd.	170,957	1,400,801
Sea Ltd. ADR *	18,247	1,022,744
Singapore Telecommunications Ltd.	416,900	769,280
STMicroelectronics NV	34,513	1,072,569
United Overseas Bank Ltd.	59,600	1,079,510

		7,632,968

South Africa - 0.3%
Anglo American PLC	64,168	1,926,697

Spain - 2.2%
Aena SME SA * ~	3,787	393,013
Amadeus IT Group SA *	22,748	1,054,657
Banco Bilbao Vizcaya Argentaria SA	336,718	1,510,465
Banco Santander SA	862,555	2,007,078
CaixaBank SA (SIBE)	223,880	721,090
Cellnex Telecom SA ~	27,442	846,492
EDP Renovaveis SA	14,548	299,255
Endesa SA	16,027	240,718
Ferrovial SA	24,354	552,802
Iberdrola SA	300,687	2,803,661
Industria de Diseno Textil SA	55,083	1,136,727
Naturgy Energy Group SA	7,407	171,350
Telefonica SA	264,557	874,603

		12,611,911

Sweden - 2.3%
Assa Abloy AB Class B	50,607	948,175
Atlas Copco AB Class A	135,451	1,258,930
Atlas Copco AB Class B	79,019	654,989
EQT AB	15,054	290,875
Essity AB Class B	30,749	607,502
Evolution AB ~	9,233	729,846
H & M Hennes & Mauritz AB Class B	36,873	340,895
Hexagon AB Class B	98,276	917,813
Investor AB Class A	25,339	388,283
Investor AB Class B	91,828	1,339,882
Sandvik AB	53,834	733,841
Skandinaviska Enskilda Banken AB Class A	82,183	783,266
Svenska Handelsbanken AB Class A	73,653	604,617
Swedbank AB Class A	45,731	600,254
Telefonaktiebolaget LM Ericsson Class B	147,385	861,531
Telia Co. AB	134,178	386,443
Volvo AB Class A	9,943	147,133
Volvo AB Class B	76,376	1,080,795
Volvo Car AB Class B *	30,472	132,227

		12,807,297

Switzerland - 5.5%
ABB Ltd.	82,945	2,141,592

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

	Shares	Value
Alcon, Inc.	25,234	$ 1,465,728
Chocoladefabriken Lindt & Spruengli AG	59	1,019,805
Cie Financiere Richemont SA Class A	26,360	2,488,263
Credit Suisse Group AG	133,870	529,534
Givaudan SA	466	1,407,787
Holcim AG	27,994	1,147,209
Kuehne + Nagel International AG	2,744	558,766
Lonza Group AG	3,761	1,831,197
Novartis AG	109,247	8,328,655
Partners Group Holding AG	1,146	922,283
Schindler Holding AG	3,242	497,784
SGS SA	322	688,997
Sika AG	7,375	1,482,313
Sonova Holding AG	2,712	596,805
Swisscom AG	1,308	612,459
UBS Group AG (XVTX)	177,620	2,576,904
Zurich Insurance Group AG	7,598	3,028,947

		31,325,028

United Arab Emirates - 0.0%
NMC Health PLC *	4,009	80

United Kingdom - 10.5%
Ashtead Group PLC	22,364	1,004,363
Associated British Foods PLC	17,987	251,325
AstraZeneca PLC	78,245	8,601,428
Aviva PLC	142,866	612,729
BAE Systems PLC	159,371	1,400,301
Barclays PLC	845,562	1,345,403
BP PLC	975,696	4,662,252
British American Tobacco PLC	108,770	3,900,224
BT Group PLC	350,878	471,685
CK Hutchison Holdings Ltd.	135,500	746,096
Coca-Cola Europacific Partners PLC	10,379	442,353
Compass Group PLC	90,084	1,793,789
Diageo PLC	115,498	4,861,714
Experian PLC	46,499	1,361,146
Haleon PLC *	256,481	799,699
HSBC Holdings PLC	1,014,997	5,255,511
Imperial Brands PLC	45,594	937,543
Legal & General Group PLC	301,492	719,656
Lloyds Banking Group PLC	3,516,935	1,589,610
London Stock Exchange Group PLC	16,642	1,405,398
National Grid PLC	184,136	1,895,515
NatWest Group PLC	270,304	673,251
Reckitt Benckiser Group PLC	36,109	2,393,356
RELX PLC	97,211	2,375,423
SSE PLC	55,681	940,229
Standard Chartered PLC	127,391	796,774
Tesco PLC	381,198	874,877
Unilever PLC	128,866	5,662,352
Vodafone Group PLC	1,349,068	1,509,876

		59,283,878

United States - 6.6%
Brookfield Renewable Corp. Class A	6,522	213,127
Ferguson PLC	10,828	1,123,180
GSK PLC	205,386	2,966,328
Nestle SA	142,153	15,374,886
Roche Holding AG	36,810	12,073,992
Schneider Electric SE	27,397	3,094,512
Stellantis NV	111,124	1,312,646
Swiss Re AG	15,233	1,123,494

		37,282,165

Total Common Stocks (Cost $637,579,579)		553,807,500

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 2.700% due 10/03/22 (Dated 09/30/22, repurchase price of $2,440,595; collateralized by U.S. Treasury Notes: 2.250% due 11/15/24 and value $2,488,891)	$2,440,046	$2,440,046

U.S. Treasury Bills - 0.1%
3.422% due 01/26/23 ‡	300,000	296,754

Total Short-Term Investments (Cost $2,738,862)		2,736,800

TOTAL INVESTMENTS - 99.1% (Cost $644,485,596)		559,282,171

DERIVATIVES - (0.1%)		(457,815)

OTHER ASSETS & LIABILITIES, NET - 1.0%		5,695,067

NET ASSETS - 100.0%		$564,519,423

Notes to Schedule of Investments

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2022 (Unaudited)

(a)	Open futures contracts outstanding as of September 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/22	83	$7,311,947	$6,891,490	($420,457)
S&P/TSX 60 Index	12/22	4	683,682	646,324	(37,358)

Total Futures Contracts					($457,815)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:

		Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,737,871	$-	$2,737,871	$-
	Common Stocks
	Australia	43,543,305	-	43,543,305	-
	Austria	293,527	-	293,527	-
	Belgium	3,380,605	-	3,380,605	-
	Brazil	738,263	738,263	-	-
	Canada	66,566,963	66,566,963	-	-
	China	3,285,445	-	3,285,445	-
	Denmark	13,057,305	-	13,057,305	-
	Finland	5,573,308	-	5,573,308	-
	France	53,955,459	-	53,955,459	-
	Germany	37,114,763	-	37,114,763	-
	Hong Kong	14,289,456	-	14,289,456	-
	Ireland	1,955,780	-	1,955,780	-
	Israel	1,469,404	579,816	889,588	-
	Italy	7,834,854	-	7,834,854	-
	Japan	104,416,987	-	104,416,987	-
	Luxembourg	529,235	-	529,235	-
	Macau	952,367	-	952,367	-
	Netherlands	27,903,284	-	27,903,284	-
	New Zealand	314,542	-	314,542	-
	Norway	3,154,341	-	3,154,341	-
	Portugal	608,283	-	608,283	-
	Singapore	7,632,968	1,195,170	6,437,798	-
	South Africa	1,926,697	-	1,926,697	-
	Spain	12,611,911	-	12,611,911	-
	Sweden	12,807,297	-	12,807,297	-
	Switzerland	31,325,028	-	31,325,028	-
	United Arab Emirates	80	-	80	-
	United Kingdom	59,283,878	1,242,052	58,041,826	-
	United States	37,282,165	213,127	37,069,038	-

	Total Common Stocks	553,807,500	70,535,391	483,272,109	-

	Short-Term Investments	2,736,800	-	2,736,800	-

	Total Assets	559,282,171	70,535,391	488,746,780	-

Liabilities	Derivatives:
	Equity Contracts			-	-
	Futures	(457,815)	(457,815)	-	-

	Total Liabilities	(457,815)	(457,815)	-	-

	Total	$558,824,356	$70,077,576	$488,746,780	$-

See Supplement Notes to Schedules of Investments	See explanation of symbols and terms, if any on page 293

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2022 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2022. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2022.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2022.
Ω

The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees (“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.

>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).
f	All or a portion of this senior loan is unfunded as of September 30, 2022. The interest rate for fully unfunded terms loans is to be determined.
à	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

Counterparty and Exchange Abbreviations:
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBOE	Chicago Board of Options Exchange
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
OCC	Options Clearing Corp
SGN	Societe Generale
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2022 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended September 30, 2022, are summarized in the following table:

Portfolio	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Diversified Bond	$604,348	$543,007	$(61,341)
Floating Rate Income	1,677,136	1,544,624	(132,512)

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2022 is as follows:

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of Sept 30, 2022
						Ending Value	Share Balance
ESG Diversified
Pacific Funds ESG Core Bond Class I	$ 3,183,423	$ 644,901	$ 1,114,020	($72,693)	($377,860)	$ 2,263,751	275,396

ESG Diversified Growth
Pacific Funds ESG Core Bond Class I	$ 1,141,476	$ 55,384	$ 515,486	($33,698)	($97,236)	$ 550,440	66,964

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond Class P	$ 58,458,709	$ 382,479	$ 27,672,447	$ 2,519,368	($4,562,323)	$ 29,125,786	2,688,891
PD Aggregate Bond Index Class P	233,593,274	36,669,538	17,418,135	2,240,653	(39,103,035)	215,982,295	18,139,866
PD High Yield Bond Market Class P	98,131,090	258,601	29,896,048	8,509,189	(19,976,353)	57,026,479	3,503,901
PD Large-Cap Growth Index Class P	53,111,237	26,496,002	1,915,204	945,740	(22,580,002)	56,057,773	984,634
PD Large-Cap Value Index Class P	60,337,106	17,200,672	5,388,753	2,038,248	(14,922,897)	59,264,376	1,664,600
PD Mid-Cap Index Class P	43,369,396	1,379,951	2,430,247	455,076	(10,854,651)	31,919,525	3,067,283
PD Small-Cap Growth Index Class P	13,181,619	1,096,880	9,613,842	(829,880)	(1,346,762)	2,488,015	74,524
PD Small-Cap Value Index Class P	19,985,332	232,408	7,600,984	361,762	(3,201,927)	9,776,591	341,125
PD Emerging Markets Index Class P	29,349,818	406,553	21,174,695	2,486,712	(6,200,151)	4,868,237	329,148
PD International Large-Cap Index Class P	46,684,459	10,652,515	2,297,566	859,549	(14,575,193)	41,323,764	2,239,044
Total	$656,202,040	$94,775,599	$125,407,921	$19,586,417	($137,323,294)	$507,832,841

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond Class P	$ 146,641,454	$ 618,718	$ 43,076,571	$ 4,144,186	($9,895,380)	$ 98,432,407	9,087,273
PD Aggregate Bond Index Class P	704,585,959	48,445,145	28,648,679	3,887,519	(110,191,171)	618,078,773	51,911,042
PD High Yield Bond Market Class P	326,379,478	377,924	97,955,932	30,000,800	(67,992,192)	190,810,078	11,724,020
PD Large-Cap Growth Index Class P	384,128,201	188,100,442	7,044,207	4,660,076	(161,716,758)	408,127,754	7,168,610
PD Large-Cap Value Index Class P	411,344,416	105,912,692	23,082,660	10,904,864	(98,843,189)	406,236,123	11,410,241
PD Mid-Cap Index Class P	317,231,066	2,689,082	62,524,084	13,556,012	(79,608,456)	191,343,620	18,387,025
PD Small-Cap Growth Index Class P	72,731,632	2,090,272	37,414,624	5,684,888	(20,108,333)	22,983,835	688,438
PD Small-Cap Value Index Class P	119,239,341	618,404	47,810,744	14,669,607	(30,942,843)	55,773,765	1,946,058
PD Emerging Markets Index Class P	158,831,456	621,335	103,632,989	21,584,804	(43,961,128)	33,443,478	2,261,156
PD International Large-Cap Index Class P	343,936,565	21,039,793	11,053,095	3,106,534	(93,038,854)	263,990,943	14,303,811
Total	$2,985,049,568	$370,513,807	$462,243,585	$112,199,290	($716,298,304)	$2,289,220,776

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond Class P	$ 27,684,851	$ 18,945,623	$ 1,492,929	$ 38,064	($1,737,336)	$ 43,438,273	4,010,218
PD Aggregate Bond Index Class P	221,456,161	19,615,871	25,035,101	2,262,999	(34,037,577)	184,262,353	15,475,779
PD High Yield Bond Market Class P	119,989,687	8,324,738	2,130,832	537,143	(18,569,529)	108,151,207	6,645,178
PD Large-Cap Growth Index Class P	313,994,053	161,075,823	3,679,989	2,376,614	(129,724,979)	344,041,522	6,042,960
PD Large-Cap Value Index Class P	333,522,357	76,363,546	912,402	424,420	(71,510,718)	337,887,203	9,490,476
PD Mid-Cap Index Class P	259,234,614	20,744,592	69,882,201	15,535,036	(68,297,644)	157,334,397	15,118,934
PD Small-Cap Growth Index Class P	64,615,760	10,172,105	17,100,636	6,324,932	(23,453,076)	40,559,085	1,214,872
PD Small-Cap Value Index Class P	83,278,204	6,867,483	11,311,844	5,283,178	(21,709,002)	62,408,019	2,177,541
PD Emerging Markets Index Class P	120,202,494	6,218,707	46,087,989	9,361,770	(34,795,905)	54,899,077	3,711,796
PD International Large-Cap Index Class P	304,977,781	38,170,348	589,012	205,378	(83,560,991)	259,203,504	14,044,414
Total	$1,848,955,962	$366,498,836	$178,222,935	$42,349,534	($487,396,757)	$1,592,184,640

Portfolio Optimization Conservative
Core Income Class P	$ 61,371,718	$ 636,354	$ 6,852,226	$ 619,641	($9,074,109)	$ 46,701,378	4,260,758
Diversified Bond Class P	432,306,146	9,236,210	161,233,661	24,019,958	(99,419,537)	204,909,116	15,974,063
Floating Rate Income Class P	14,970,855	48,944,656	8,369,438	907,738	(2,789,639)	53,664,172	3,991,037
High Yield Bond Class P	89,891,058	14,805,118	8,801,523	792,216	(14,317,184)	82,369,685	8,825,942
Inflation Managed Class P	45,041,363	21,347,107	5,875,730	1,112,327	(9,415,292)	52,209,775	4,021,243
Intermediate Bond Class P	131,663,262	66,294,555	17,453,761	(1,359,099)	(19,901,150)	159,243,807	18,529,332
Managed Bond Class P	198,344,701	67,025,805	24,687,851	1,499,032	(34,363,392)	207,818,295	15,001,595
Short Duration Bond Class P	209,359,093	3,207,417	58,352,326	4,106,493	(13,460,017)	144,860,660	13,655,904
Emerging Markets Debt Class P	59,663,390	4,604,221	28,465,682	4,621,986	(11,051,826)	29,372,089	2,826,725
Dividend Growth Class P	21,116,805	1,754,645	4,858,295	2,239,540	(5,760,401)	14,492,294	439,636

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of Sept 30, 2022
						Ending Value	Share Balance
Equity Index Class P	9,749,660	4,611,224	1,698,234	839,957	(3,652,922)	9,849,685	104,565
Focused Growth Class P	8,162,672	11,613,952	1,838,771	(38,092)	(5,578,499)	12,321,262	309,795
Growth Class P	20,102,318	3,840,505	8,834,286	3,906,314	(9,334,117)	9,680,734	206,998
Large-Cap Core Class P	6,738,213	7,242,488	1,266,641	587,764	(3,429,212)	9,872,612	171,567
Large-Cap Growth Class P	12,623,796	4,204,767	2,076,379	903,601	(6,130,861)	9,524,924	530,661
Large-Cap Value Class P	15,775,419	6,631,846	3,611,107	1,696,914	(4,984,951)	15,508,121	500,000
Mid-Cap Equity Class P	8,936,940	1,147,284	1,640,753	659,312	(2,458,520)	6,644,263	201,249
Mid-Cap Growth Class P	17,837,496	4,213,186	2,770,642	1,311,316	(7,606,864)	12,984,492	561,525
Mid-Cap Value Class P	18,070,236	2,048,163	4,086,165	1,718,953	(4,516,125)	13,235,062	395,895
Small-Cap Equity Class P	14,895,019	1,629,853	6,091,898	(45,178)	(2,143,848)	8,243,948	263,388
Small-Cap Value Class P	14,901,142	1,722,225	5,804,047	48,421	(2,708,905)	8,158,836	285,323
Value Class P	15,798,423	4,428,038	3,458,503	962,757	(3,129,831)	14,600,884	747,039
Value Advantage Class P	17,296,626	2,741,468	4,028,188	2,059,840	(4,154,218)	13,915,528	648,683
Emerging Markets Class P	29,676,605	4,611,634	22,775,670	(2,010,734)	(3,945,571)	5,556,264	357,837
International Growth Class P	11,215,045	1,566,419	7,900,110	(1,222,432)	(923,672)	2,735,250	403,647
International Large-Cap Class P	7,519,129	983,342	1,673,706	516,281	(2,321,752)	5,023,294	459,296
International Small-Cap Class P	-	7,381,644	398,247	(19,790)	(1,481,535)	5,482,072	415,373
International Value Class P	3,732,472	8,885,661	1,724,841	518,979	(2,450,026)	8,962,245	685,369
Total	$1,496,759,602	$317,359,787	$406,628,681	$50,954,015	($290,503,976)	$1,167,940,747

Portfolio Optimization Moderate-Conservative
Core Income Class P	$ 79,128,689	$ 79,123	$ 13,665,411	$ 1,279,084	($11,673,729)	$ 55,147,756	5,031,356
Diversified Bond Class P	556,791,424	1,335,010	221,347,809	39,765,893	(133,107,613)	243,436,905	18,977,567
Floating Rate Income Class P	22,333,624	58,789,579	10,981,784	1,143,526	(3,641,295)	67,643,650	5,030,700
High Yield Bond Class P	123,292,136	26,913,665	14,298,350	1,974,770	(21,235,519)	116,646,702	12,498,737
Inflation Managed Class P	67,357,088	6,450,641	6,826,786	1,338,323	(10,866,359)	57,452,907	4,425,074
Intermediate Bond Class P	169,005,836	77,122,949	31,171,134	(2,287,741)	(23,714,321)	188,955,589	21,986,544
Managed Bond Class P	254,111,134	76,673,913	44,650,211	6,243,856	(46,317,217)	246,061,475	17,762,221
Short Duration Bond Class P	111,254,198	160,014	20,731,422	1,019,796	(6,317,241)	85,385,345	8,049,212
Emerging Markets Debt Class P	65,474,951	9,091	34,505,607	3,361,298	(9,619,500)	24,720,233	2,379,037
Dividend Growth Class P	66,167,697	45,687	16,777,920	6,829,711	(17,090,988)	39,174,187	1,188,381
Equity Index Class P	30,559,011	6,008,710	2,797,875	1,088,725	(9,008,985)	25,849,586	274,422
Focused Growth Class P	26,512,068	24,680,638	854,221	43,172	(16,918,061)	33,463,596	841,380
Growth Class P	63,522,119	673,155	21,663,172	9,377,351	(25,840,945)	26,068,508	557,409
Large-Cap Core Class P	21,409,175	14,150,362	1,710,396	785,479	(8,703,649)	25,930,971	450,631
Large-Cap Growth Class P	40,975,442	1,378,259	2,151,856	947,764	(16,460,668)	24,688,941	1,375,492
Large-Cap Value Class P	49,765,523	5,021,978	6,258,343	2,942,951	(11,892,040)	39,580,069	1,276,108
Mid-Cap Equity Class P	22,086,770	106,624	4,941,244	1,711,701	(5,610,231)	13,353,620	404,470
Mid-Cap Growth Class P	44,167,197	732,283	7,222,101	3,516,765	(17,283,162)	23,910,982	1,034,050
Mid-Cap Value Class P	45,352,960	750,224	5,619,899	2,246,388	(9,580,676)	33,148,997	991,571
Small-Cap Equity Class P	25,535,172	70,692	12,425,453	(8,056)	(2,971,212)	10,201,143	325,919
Small-Cap Growth Class P	5,106,218	84,241	1,391,194	643,087	(2,097,636)	2,344,716	89,665
Small-Cap Index Class P	10,743,660	4,640,577	931,786	215,940	(3,689,854)	10,978,537	409,219
Small-Cap Value Class P	24,462,031	71,809	13,773,309	1,581,823	(4,581,559)	7,760,795	271,403
Value Class P	52,191,696	41,916	8,893,873	3,650,469	(9,306,978)	37,683,230	1,928,022
Value Advantage Class P	54,298,306	27,744	12,131,390	5,746,694	(11,323,712)	36,617,642	1,706,960
Emerging Markets Class P	60,784,598	260,862	21,650,670	5,511,236	(21,179,150)	23,726,876	1,528,069
International Growth Class P	47,800,728	324,645	12,200,893	(2,012,308)	(10,615,920)	23,296,252	3,437,882
International Large-Cap Class P	38,361,722	7,500,002	3,164,601	879,422	(11,950,749)	31,625,796	2,891,649
International Small-Cap Class P	11,126,561	10,340,152	1,011,993	293,980	(5,506,206)	15,242,494	1,154,912
International Value Class P	25,541,970	37,634,235	6,704,387	2,012,566	(12,409,697)	46,074,687	3,523,465
Real Estate Class P	11,584,743	9,757,166	1,299,677	421,435	(5,371,295)	15,092,372	494,924
Total	$2,226,804,447	$371,835,946	$563,754,767	$102,265,100	($505,886,167)	$1,631,264,559

Portfolio Optimization Moderate
Core Income Class P	$ 270,864,467	$ -	$ 54,527,292	$ 8,877,907	($43,605,911)	$ 181,609,171	16,568,949
Diversified Bond Class P	1,897,492,231	-	784,579,899	117,819,796	(430,370,047)	800,362,081	62,393,683
Floating Rate Income Class P	47,671,178	250,542,619	35,799,174	5,419,278	(14,454,137)	253,379,764	18,844,009
High Yield Bond Class P	430,251,636	29,473,690	42,970,055	15,983,695	(77,209,363)	355,529,603	38,095,128
Inflation Managed Class P	95,813,474	78,143,171	12,193,488	2,312,066	(24,400,790)	139,674,433	10,757,848
Intermediate Bond Class P	578,099,568	252,603,675	121,621,917	(8,488,836)	(78,192,071)	622,400,419	72,421,430

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of Sept 30, 2022
						Ending Value	Share Balance
Managed Bond Class P	864,409,309	248,717,465	171,123,498	15,419,092	(148,555,149)	808,867,219	58,388,981
Short Duration Bond Class P	379,051,552	24,079,573	55,307,070	3,590,783	(22,948,366)	328,466,472	30,964,285
Emerging Markets Debt Class P	185,848,563	-	97,777,133	12,897,094	(30,753,396)	70,215,128	6,757,396
Dividend Growth Class P	433,269,187	-	113,706,774	41,085,067	(108,055,718)	252,591,762	7,662,578
Equity Index Class P	198,240,724	35,027,716	14,072,652	5,421,047	(56,970,577)	167,646,258	1,779,753
Focused Growth Class P	170,909,266	166,279,883	3,716,352	206,741	(112,463,337)	221,216,201	5,562,073
Growth Class P	420,334,585	-	123,783,547	49,879,864	(162,515,570)	183,915,332	3,932,563
Large-Cap Core Class P	144,597,424	82,154,507	7,100,647	3,973,960	(55,711,321)	167,913,923	2,918,023
Large-Cap Growth Class P	266,307,203	22,946,286	8,327,895	3,820,922	(110,353,438)	174,393,078	9,715,941
Large-Cap Value Class P	323,526,632	2,057,793	34,422,335	16,456,320	(70,916,438)	236,701,972	7,631,553
Mid-Cap Equity Class P	123,677,554	-	23,852,535	8,362,083	(30,906,361)	77,280,741	2,340,768
Mid-Cap Growth Class P	271,450,777	-	24,459,337	12,188,014	(100,602,160)	158,577,294	6,857,804
Mid-Cap Value Class P	227,795,575	-	29,776,689	11,787,552	(47,892,335)	161,914,103	4,843,266
Small-Cap Equity Class P	152,746,332	-	57,805,446	14,998,611	(36,043,763)	73,895,734	2,360,911
Small-Cap Growth Class P	17,609,855	40,913,630	407,967	172,638	(15,298,371)	42,989,785	1,643,987
Small-Cap Index Class P	55,664,105	10,024,881	3,083,379	1,447,162	(17,047,960)	47,004,809	1,752,078
Small-Cap Value Class P	153,115,595	-	54,493,652	12,051,904	(37,612,060)	73,061,787	2,555,046
Value Class P	338,857,986	-	71,188,836	26,022,379	(61,128,203)	232,563,326	11,898,854
Value Advantage Class P	352,733,796	-	98,385,479	46,039,374	(79,464,258)	220,923,433	10,298,518
Emerging Markets Class P	343,388,920	-	161,829,388	50,738,312	(131,087,833)	101,210,011	6,518,173
International Growth Class P	228,862,693	-	12,463,461	(2,537,267)	(67,667,975)	146,193,990	21,574,185
International Large-Cap Class P	212,161,468	39,244,961	14,146,053	3,884,990	(65,480,803)	175,664,563	16,061,578
International Small-Cap Class P	47,444,351	43,200,093	3,080,202	817,471	(23,144,389)	65,237,324	4,942,984
International Value Class P	180,366,483	151,598,847	32,891,183	16,236,089	(71,439,126)	243,871,110	18,649,531
Real Estate Class P	98,756,370	38,829,546	7,137,374	2,291,815	(35,932,279)	96,808,078	3,174,629
Total	$9,511,318,859	$1,515,838,336	$2,276,030,709	$499,175,923	($2,368,223,505)	$6,882,078,904

Portfolio Optimization Growth
Core Income Class P	$ 159,692,012	$ -	$ 32,318,106	$ 4,620,545	($25,120,842)	$ 106,873,609	9,750,518
Diversified Bond Class P	1,110,274,614	-	458,468,407	44,343,703	(227,820,928)	468,328,982	36,509,438
Floating Rate Income Class P	43,398,223	74,005,400	14,352,568	2,331,060	(6,148,384)	99,233,731	7,380,074
High Yield Bond Class P	261,666,880	-	32,627,014	5,602,324	(40,371,727)	194,270,463	20,816,152
Inflation Managed Class P	-	152,963,876	7,233,982	(519,769)	(18,242,271)	126,967,854	9,779,176
Intermediate Bond Class P	335,224,077	148,511,805	68,799,375	(4,933,429)	(45,711,270)	364,291,808	42,388,361
Managed Bond Class P	508,614,441	148,511,805	98,969,523	6,592,373	(85,415,271)	479,333,825	34,601,246
Short Duration Bond Class P	213,721,752	-	37,133,523	1,759,615	(12,068,014)	166,279,830	15,675,073
Emerging Markets Debt Class P	126,033,891	-	47,574,849	379,082	(14,963,413)	63,874,711	6,147,204
Dividend Growth Class P	534,624,044	-	129,640,087	46,438,901	(131,074,153)	320,348,705	9,718,041
Equity Index Class P	245,268,198	51,306,298	16,758,512	6,301,488	(71,913,048)	214,204,424	2,274,020
Focused Growth Class P	230,641,828	220,820,834	2,576,695	151,721	(151,343,419)	297,694,269	7,484,973
Growth Class P	566,017,228	-	168,577,211	68,385,520	(219,786,754)	246,038,783	5,260,916
Large-Cap Core Class P	177,510,340	110,534,459	7,953,221	3,381,878	(69,090,796)	214,382,660	3,725,561
Large-Cap Growth Class P	353,358,857	33,044,781	8,763,565	3,988,125	(146,756,737)	234,871,461	13,085,365
Large-Cap Value Class P	386,366,089	4,835,344	37,694,276	14,882,401	(81,177,311)	287,212,247	9,260,064
Mid-Cap Equity Class P	156,971,992	-	26,161,533	10,003,811	(39,488,622)	101,325,648	3,069,068
Mid-Cap Growth Class P	314,946,675	-	20,294,756	9,997,509	(114,545,054)	190,104,374	8,221,218
Mid-Cap Value Class P	320,937,664	-	45,831,963	22,125,679	(72,483,644)	224,747,736	6,722,781
Small-Cap Equity Class P	130,743,797	-	29,009,669	18,928,128	(40,994,456)	79,667,800	2,545,325
Small-Cap Growth Class P	40,231,999	14,369,075	1,326,412	564,421	(17,277,836)	36,561,247	1,398,151
Small-Cap Index Class P	84,298,450	-	13,213,292	6,461,471	(25,400,954)	52,145,675	1,943,701
Small-Cap Value Class P	131,653,676	-	30,280,803	14,714,348	(40,280,417)	75,806,804	2,651,043
Value Class P	405,044,785	-	85,830,363	24,628,625	(66,753,033)	277,090,014	14,177,014
Value Advantage Class P	421,594,332	-	110,600,885	54,270,397	(95,506,642)	269,757,202	12,574,942
Emerging Markets Class P	383,652,471	-	129,833,142	40,278,879	(140,564,150)	153,534,058	9,887,970
International Growth Class P	335,877,069	16,281,999	14,128,639	(3,265,811)	(104,343,794)	230,420,824	34,003,733
International Large-Cap Class P	292,205,711	12,116,100	18,046,135	4,790,104	(81,550,445)	209,515,335	19,156,663
International Small-Cap Class P	86,084,980	39,885,218	4,238,343	1,071,534	(33,442,001)	89,361,388	6,770,846
International Value Class P	246,067,775	67,854,035	32,946,449	16,189,243	(68,178,892)	228,985,712	17,511,201
Real Estate Class P	91,429,135	33,966,873	5,878,613	1,851,916	(32,779,153)	88,590,158	2,905,139
Total	$8,694,152,985	$1,129,007,902	$1,737,061,911	$426,315,792	($2,320,593,431)	$6,191,821,337

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Beginning Value as of January 1, 2022	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of Sept 30, 2022
						Ending Value	Share Balance

Portfolio Optimization Aggressive-Growth
Core Income Class P	$ 19,194,548	$ 33,470	$ 4,625,622	$ 477,910	($2,867,812)	$ 12,212,494	1,114,196
Diversified Bond Class P	132,471,351	350,003	59,017,102	3,282,513	(24,512,779)	52,573,986	4,098,501
Floating Rate Income Class P	-	26,867,003	2,625,546	(41,287)	(763,678)	23,436,492	1,742,986
High Yield Bond Class P	61,335,893	78,386	7,387,445	1,036,782	(9,223,700)	45,839,916	4,911,764
Inflation Managed Class P	-	17,967,578	795,389	(60,369)	(2,147,420)	14,964,400	1,152,571
Intermediate Bond Class P	40,217,811	16,742,914	9,727,782	(669,419)	(5,199,294)	41,364,230	4,813,070
Managed Bond Class P	60,514,597	16,824,488	14,989,241	1,049,507	(10,017,735)	53,381,616	3,853,411
Short Duration Bond Class P	19,990,182	40,788	3,370,420	157,487	(1,127,564)	15,690,473	1,479,129
Emerging Markets Debt Class P	29,475,889	39,606	10,991,187	1,785,645	(5,224,013)	15,085,940	1,451,848
Dividend Growth Class P	141,200,689	-	34,382,791	13,850,380	(36,199,223)	84,469,055	2,562,438
Equity Index Class P	64,249,060	13,135,839	3,779,728	1,862,391	(19,110,319)	56,357,243	598,295
Focused Growth Class P	60,166,917	60,002,419	344,716	19,861	(40,158,369)	79,686,112	2,003,560
Growth Class P	146,651,253	320,941	41,025,752	18,308,742	(58,191,348)	66,063,836	1,412,608
Large-Cap Core Class P	45,987,830	29,239,025	1,669,506	704,818	(17,903,755)	56,358,412	979,402
Large-Cap Growth Class P	92,191,977	9,544,800	1,797,444	828,593	(38,419,941)	62,347,985	3,473,586
Large-Cap Value Class P	97,179,922	2,299,577	7,925,313	3,081,787	(20,218,786)	74,417,187	2,399,299
Mid-Cap Equity Class P	46,940,908	18,486	13,983,183	7,986,609	(15,560,641)	25,402,179	769,410
Mid-Cap Growth Class P	99,395,585	276,416	17,812,004	8,986,240	(39,293,822)	51,552,415	2,229,426
Mid-Cap Value Class P	101,509,037	14,272	36,343,072	17,775,263	(29,787,775)	53,167,725	1,590,383
Small-Cap Equity Class P	38,743,924	37,146	7,355,364	3,306,328	(10,087,930)	24,644,104	787,360
Small-Cap Growth Class P	15,099,137	23,278,914	152,156	31,153	(10,364,631)	27,892,417	1,066,643
Small-Cap Index Class P	27,611,668	49,885	5,756,191	2,832,807	(8,759,721)	15,978,448	595,588
Small-Cap Value Class P	38,999,687	100,624	5,714,726	2,772,075	(11,052,045)	25,105,615	877,969
Value Class P	101,681,360	30,691	18,720,261	5,313,703	(16,322,747)	71,982,746	3,682,920
Value Advantage Class P	105,291,899	40,327	25,073,214	11,464,689	(22,188,803)	69,534,898	3,241,423
Emerging Markets Class P	125,828,991	571,827	24,522,101	4,269,087	(40,989,564)	65,158,240	4,196,350
International Growth Class P	87,932,157	7,795,143	2,712,846	(673,106)	(28,463,393)	63,877,955	9,426,617
International Large-Cap Class P	91,594,607	15,439	8,461,429	2,275,242	(25,001,068)	60,422,791	5,524,651
International Small-Cap Class P	30,173,512	27,433,059	997,994	242,856	(14,649,230)	42,202,203	3,197,630
International Value Class P	86,597,344	7,761,698	8,073,182	1,057,832	(17,095,018)	70,248,674	5,372,120
Real Estate Class P	32,477,992	7,189,206	1,779,160	563,006	(10,556,147)	27,894,897	914,758
Total	$2,040,705,727	$268,099,970	$381,911,867	$113,879,125	($591,458,271)	$1,449,314,684

As of September 30, 2022, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
Hedged Equity	11.04%
ESG Diversified	48.28%
ESG Diversified Growth	92.49%